UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: March 31

Date of reporting period: September 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant has filed this Certified Shareholder Report on Form N-CSR in three (3) separate submissions due to file size limitations on EDGAR submissions. The initial submissions of the Certified Shareholder Report on Form N-CSR (accession #0001193125-08-250317 and #0001193125-08-250349) provides the information required by Item 1 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). This submission provides the information required by Item 1 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initial submission. Apart from Item 1, this submission is identical in all material respects to the initial submission.

Item 1. Reports to Stockholders.

The following are copies of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Filed under the previously filed companion submissions on Form N-CSR.

•	PIMCO Funds—Bond Funds—Institutional, Administrative and P Classes

•	PIMCO Funds—International Bond Funds—Institutional, Administrative and P Classes

•	PIMCO Funds—Bond Funds—A, B, and C Classes

•	PIMCO Funds—Bond Funds—Class D

•	PIMCO Funds—Total Return Funds—Institutional, Administrative and P Classes

•	PIMCO Funds—PIMCO Total Return Fund—A, B, and C Classes

•	PIMCO Funds—PIMCO Total Return Fund—Class D

•	PIMCO Funds—PIMCO Real Return Fund—A, B and C Classes

•	PIMCO Funds—Strategic Markets Bond Funds—Institutional, Administrative and P Classes

•	PIMCO Funds—Real Return Strategy, Asset Allocation & Equity-Related Funds—A, B, and C Classes

•	PIMCO Funds—Real Return Strategy, Asset Allocation & Equity-Related Funds—Class D

•	PIMCO Funds—Municipal Bond Funds—Institutional, Administrative and P Classes

•	PIMCO Funds—Municipal Bond Funds—A, B, and C Classes

•	PIMCO Funds—Municipal Bond Funds—Class D

•	PIMCO Funds—Class R

Filed under this submission on Form N-CSR:

•	PIMCO Funds—RealRetirement™ Funds

•	Private Account Portfolio Series

Semiannual Report September 30, 2008

PIMCO FUNDS

# RealRetirement™ Funds

A company of Allianz Global Investors

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Benchmark Descriptions		11
Financial Highlights		14
Statements of Assets and Liabilities		18
Statements of Operations		19
Statements of Changes in Net Assets		20
Notes to Financial Statements		27
Glossary		37
Privacy Policy		38
Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement		39

FUND	Fund Summary	Schedule of Investments

RealRetirementTM 2010 Fund	6	22
RealRetirementTM 2020 Fund	7	23
RealRetirementTM 2030 Fund	8	24
RealRetirementTM 2040 Fund	9	25
RealRetirementTM 2050 Fund	10	26

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com (for Institutional Class and Administrative Class Shares), on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com (for Class A, C, D, and R Shares) and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, 1-800-927-4648.

The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We have witnessed unprecedented negative changes in the global financial markets through a series of truly breathtaking events. In the past few months alone, the U.S. Treasury moved to conservatorship the mortgage agencies Fannie Mae and Freddie Mac and took a special financial interest in the very large insurer American International Group. The largest U.S. investment banks have realigned either via merger, recapitalization or transformation into bank-holding companies or have declared bankruptcy. Congress passed the Emergency Economic Stabilization Act in early October, which provides the U.S. Treasury with flexible powers to add financial liquidity and capital where needed. Central banks continue to add substantial liquidity to money markets and several reduced their respective lending rates in a coordinated global effort to help ease the credit crisis. Furthermore, governments worldwide acted to guarantee financial deposits and invest directly in troubled regulated financial institutions.

As we continue to navigate through this period of extreme volatility in credit markets, we will fully inform you on our updated views and strategies regarding market, policy and portfolio changes. Through PIMCO’s disciplined secular and cyclical analysis, we have a keen understanding of the dynamics and implications of the global deleveraging process taking place. PIMCO’s multi-discipline investment process, which focuses on cyclical and secular risks and opportunities across broad numbers of markets, is at the core of our ability to provide global investment solutions and effective risk management, particularly in times of economic and market stress.

We will look back at this market period as one of truly fundamental change to deleverage in global financial markets, and likely changes to the oversight structure. Our highest priority is to best protect and preserve our clients’ assets during these challenging times. At the end of the six-month reporting period ended September 30, 2008, net assets for the overall PIMCO Funds family stood at more than $250 billion.

Highlights of the financial markets during the six-month reporting period include:

■

The Federal Reserve reduced the Federal Funds Rate once to 2.00%; the European Central Bank raised its overnight rate twice to 4.25%; the Bank of England reduced its key-lending rate once to 5.00%; and the Bank of Japan kept its lending rate at 0.50%. (Outside of the reporting period on October 8, 2008, through a coordinated global effort, the Federal Reserve reduced the Federal Funds Rate to 1.50%; the European Central Bank reduced its overnight rate to 3.75%; and the Bank of England reduced its key-lending rate to 4.50%. Furthermore, on October 29, 2008, the Federal Reserve reduced the Federal Funds Rate by 0.50% to 1.00%, and on November 6, 2008, the European Central Bank reduced its overnight rate to 3.25% and the Bank of England reduced its key-lending rate to 3.00%.)

■

Global government bond yields declined as investors sought shelter from the financial crisis by shifting funds into government-guaranteed sovereign debt. Significant deleveraging depressed valuations of fixed-income and other assets as financial markets experienced the most severe credit crisis since the 1930s. The yield on the ten-year U.S. Treasury increased 0.41% to

2	PIMCO Funds	RealRetirement™ Funds

end the period at 3.82%. The Lehman Brothers U.S. Aggregate Index, a very widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, declined 1.50% for the period.

■

Emerging markets (“EM”) bonds posted negative returns in the face of heightened global risk aversion and worsening financial conditions. However, emerging markets bonds fared better than other fixed-income assets such as U.S. high-yield and U.S. investment-grade issues. Most EM currencies declined versus the U.S. dollar. The impact of weaker currencies was somewhat offset by favorable yield differentials. However, currencies remained the key drivers of negative performance.

■	High grade mortgage-backed securities (“MBS”) fared better than other non-U.S. Treasury sectors, posting a positive absolute return and outperforming U.S. Treasuries on a duration-adjusted basis.

■

Municipal bonds had a particularly difficult six months amidst investors’ strong flight to U.S. Treasuries. The upheaval in the investment banking industry meant that balance sheet capacity in the dealer community contracted as several major players left the market, affecting municipal yields which moved higher. The Lehman Brothers General Municipal Bond Index declined 2.60%.

■

Commodities, as measured by the Dow Jones-AIG Commodity Index Total Return, declined 16.07%, while Treasury Inflation-Protected Securities (“TIPS”), as represented by the Lehman Brothers U.S. TIPS Index, declined 3.81%, as inflation expectations quickly receded.

■

Global equities declined during the period, with the S&P 500 Index declining 10.87%, the European Blue Chip 50 Index (USD Hedged) declining 14.49%, and the MCSI EAFE Net Dividend Index (USD Hedged) declining 14.21%.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to help meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

November 7, 2008

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2008	3

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk and short sale risk. A complete description of these and other risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Class A Shares are subject to an initial sales charge. Class C shares are subject to a 1% contingent deferred sales charge (“CDSC”), which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without a front-end sales charge at the time of purchase. The Cumulative Returns Chart reflects only Institutional Class, Class A, Class C, Class D, and Class R performance. Each share class performance is net of fees and expenses—the Administrative Class total expenses are 0.25% higher than the total expenses of the Institutional Share Class of the respective Fund. The Cumulative Return chart assumes the initial investment of $10,000 was made at the beginning of the first full month following the class’ inception. The chart and Average Annual Total Return tables reflect any sales load that would have applied at the time of purchase or any CDSC that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

For periods prior to the inception date of the Administrative Class, Class A, Class C, Class D and Class R Shares, performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Administrative Class, Class A, Class C, Class D and Class R Shares. The Institutional Class, Class A and Class D Shares of the RealRetirement™ 2010 Fund, RealRetirement™ 2020 Fund, RealRetirement™ 2030 Fund, RealRetirement™ 2040 Fund and RealRetirement™ 2050 Fund (together, the “RealRetirement™ Funds”) were first offered in March 2008. The Administrative Class Shares of the RealRetirement™ Funds were first offered in June 2008. The Class C and Class R Shares of the RealRetirement™ Funds were first offered in July 2008. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

4	PIMCO Funds	RealRetirement™ Funds

Important Information About the Funds  (Cont.)

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on the Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of April 1, 2008 to September 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Until November 3, 2008, for certain share classes of the Fund, accounts with a balance of $1,000 or less or $2,500 or less, as applicable, may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and supervisory and administrative fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2008	5

PIMCO RealRetirement™ 2010 Fund	Institutional Class	PRIEX
	Administrative Class	PRNAX
	Class A	PTNAX
	Class C	PTNCX
	Class D	PTNDX
	Class R	PTNRX

Cumulative Returns Through September 30, 2008

PIMCO Funds Allocation‡

Total Return Fund	24.3%
Real Return Fund	19.3%
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	15.9%
RealEstateRealReturn Strategy Fund	15.7%
StocksPLUS® Fund	9.1%
CommodityRealReturn Strategy Fund®	7.2%
Small Cap StocksPLUS® TR Fund	6.3%
Other	2.2%
‡	% of Total Investments as of 09/30/2008

The minimum initial investment amount for the Institutional, Administrative or Class P Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	Fund Inception (03/31/08)
PIMCO RealRetirementTM 2010 Fund Institutional Class	-4.93%	-4.93%
PIMCO RealRetirementTM 2010 Fund Administrative Class	-5.04%	-5.04%
PIMCO RealRetirementTM 2010 Fund Class A	-5.18%	-5.18%
PIMCO RealRetirementTM 2010 Fund Class A (adjusted)	-10.37%	-10.37%
PIMCO RealRetirementTM 2010 Fund Class C (adjusted)	-6.48%	-6.48%
PIMCO RealRetirementTM 2010 Fund Class D	-5.21%	-5.21%
PIMCO RealRetirementTM 2010 Fund Class R	-5.31%	-5.31%
Dow Jones Real ReturnSM 2010 Index	-7.68%	-7.68%
PIMCO RealRetirementTM 2010 Glide Path	-7.59%	-7.59%
Lipper Mixed-Asset Target 2010 Funds Average	-8.96%	-8.96%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For Class A, C, D and R performance current to the most recent month-end, visit www.allianzinvestors.com. Institutional and Administrative Class performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648. The adjusted returns take into account the maximum sales charge of 5.5% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 2.30% for Class A shares, 3.05% for Class C shares, 2.30% for Class D shares, 2.55% for Class R shares, 1.70% for Institutional Class shares and 1.95% for Administrative Class shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Expense Example	Actual Performance
	Institutional Class	Administrative Class	Class A	Class C	Class D	Class R
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$950.70	$958.96	$948.25	$972.50	$947.89	$973.16
Expenses Paid During Period†	$0.73	$0.99	$3.66	$2.47	$3.66	$1.65

Expense Example	Hypothetical Performance
	(5% return before expenses)
	Institutional Class	Administrative Class	Class A	Class C	Class D	Class R
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$1,024.32	$1,023.06	$1,021.31	$1,017.55	$1,021.31	$1,020.05
Expenses Paid During Period†	$0.76	$2.03	$3.80	$7.59	$3.80	$5.06

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.15% for Institutional Class, 0.40% for Administrative Class, 0.75% for Class A, 1.50% for Class C, 0.75% for Class D and 1.00% for Class R), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional Class, Class A and Class D (to reflect the one-half year period), 93/365 for the Administrative Class (to reflect the Class inception date of 06/30/08) and 62/365 for the Class C and Class R (to reflect the Class inception date of 07/31/08). The annualized expense ratio of 0.15% for the Institutional Class, 0.40% for Administrative Class, 0.75% for Class A, 1.50% for Class C, 0.75% for Class D and 1.00% for Class R reflects net annualized expenses after application of an expense waiver of 0.06%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO RealRetirement™ 2010 Fund seeks maximum real return, consistent with preservation of real capital during the accumulation years and current income during the retirement years.

»	An allocation to U.S. large cap equities, through the PIMCO StocksPLUS® Fund, detracted from performance as this Fund underperformed the Dow Jones Real ReturnSM 2010 Index.

»	Exposure to U.S. small cap equities, through the PIMCO Small Cap StocksPLUS® Total Return Fund, benefited performance as this Fund outperformed the benchmark.

»	Exposure to international equities, via the PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), detracted from performance as this Fund underperformed the benchmark.

»	Exposure to commodities, through the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance as this Fund posted a negative return.

»	An allocation to Real Estate Investment Trusts (“REITs”), through the PIMCO RealEstateRealReturn Strategy Fund, detracted from performance as this Fund underperformed the benchmark.

»	U.S. bond holdings, through the PIMCO Total Return Fund, benefited performance as this Fund outperformed the benchmark.

»	An allocation to U.S. Treasury Inflation-Protected Securities (“TIPS”), through the PIMCO Real Return Fund, benefited performance as this Fund outperformed the benchmark.

6	PIMCO Funds	RealRetirement™ Funds

PIMCO RealRetirement™ 2020 Fund	Institutional Class	PRWIX
	Administrative Class	PFNAX
	Class A	PTYAX
	Class C	PTYCX
	Class D	PTYDX
	Class R	PTYRX

Cumulative Returns Through September 30, 2008

PIMCO Funds Allocation‡

Total Return Fund	18.9%
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	18.5%
RealEstateRealReturn Strategy Fund	16.4%
Real Return Fund	14.8%
StocksPLUS® Fund	10.5%
CommodityRealReturn Strategy Fund®	9.0%
Small Cap StocksPLUS® TR Fund	8.8%
Other	3.1%
‡	% of Total Investments as of 09/30/2008

The minimum initial investment amount for the Institutional, Administrative or Class P Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	Fund Inception (03/31/08)
PIMCO RealRetirementTM 2020 Fund Institutional Class	-5.93%	-5.93%
PIMCO RealRetirementTM 2020 Fund Administrative Class	-6.14%	-6.14%
PIMCO RealRetirementTM 2020 Fund Class A	-6.30%	-6.30%
PIMCO RealRetirementTM 2020 Fund Class A (adjusted)	-11.44%	-11.44%
PIMCO RealRetirementTM 2020 Fund Class C (adjusted)	-7.56%	-7.56%
PIMCO RealRetirementTM 2020 Fund Class D	-6.21%	-6.21%
PIMCO RealRetirementTM 2020 Fund Class R	-6.31%	-6.31%
Dow Jones Real ReturnSM 2020 Index	-8.62%	-8.62%
PIMCO RealRetirementTM 2020 Glide Path	-8.52%	-8.52%
Lipper Mixed-Asset Target 2020 Funds Average	-10.69%	-10.69%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For Class A, C, D and R performance current to the most recent month-end, visit www.allianzinvestors.com. Institutional and Administrative Class performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648. The adjusted returns take into account the maximum sales charge of 5.5% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 2.32% for Class A shares, 3.07% for Class C shares, 2.32% for Class D shares, 2.57% for Class R shares, 1.72% for Institutional Class shares and 1.97% for Administrative Class shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Expense Example	Actual Performance
	Institutional Class	Administrative Class	Class A	Class C	Class D	Class R
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$940.68	$944.97	$936.99	$961.21	$937.91	$962.89
Expenses Paid During Period†	$0.78	$0.91	$3.59	$2.38	$3.64	$1.57

Expense Example	Hypothetical Performance
	(5% return before expenses)
	Institutional Class	Administrative Class	Class A	Class C	Class D	Class R
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$1,024.27	$1,023.21	$1,021.36	$1,017.80	$1,021.31	$1,020.26
Expenses Paid During Period†	$0.81	$1.88	$3.75	$7.33	$3.80	$4.86

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.16% for Institutional Class, 0.37% for Administrative Class, 0.74% for Class A, 1.45% for Class C, 0.75% for Class D and 0.96% for Class R), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional Class, Class A and Class D (to reflect the one-half year period), 93/365 for the Administrative Class (to reflect the Class inception date of 06/30/08) and 62/365 for the Class C and Class R (to reflect the Class inception date of 07/31/08). The annualized expense ratio of 0.16% for the Institutional Class, 0.37% for Administrative Class, 0.74% for Class A, 1.45% for Class C, 0.75% for Class D and 0.96% for Class R reflects net annualized expenses after application of an expense waiver of 0.59% for Institutional Class, 0.63% for Administrative Class, 0.61% for Class A, 0.65% for Class C, 0.60% for Class D and 0.64% for Class R.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO RealRetirementTM 2020 Fund seeks maximum real return, consistent with preservation of real capital during the accumulation years and current income during the retirement years.

»	An allocation to U.S. large cap equities, through the PIMCO StocksPLUS® Fund, detracted from performance as this Fund underperformed the Dow Jones Real ReturnSM 2020 Index.

»	Exposure to U.S. small cap equities, through the PIMCO Small Cap StocksPLUS® Total Return Fund, benefited performance as this Fund outperformed the benchmark.

»	Exposure to international equities, via the PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), detracted from performance as this Fund underperformed the benchmark.

»	Exposure to commodities, through the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance as this Fund posted a negative return.

»	An allocation to Real Estate Investment Trusts (“REITs”), through the PIMCO RealEstateRealReturn Strategy Fund, benefited performance as this Fund outperformed the benchmark.

»	U.S. bond holdings, through the PIMCO Total Return Fund, benefited performance as this Fund outperformed the benchmark.

»	An allocation to U.S. Treasury Inflation-Protected Securities (“TIPS”), through the PIMCO Real Return Fund, benefited performance as this Fund outperformed the benchmark.

Semiannual Report	September 30, 2008	7

PIMCO RealRetirement™ 2030 Fund	Institutional Class	PRLIX
	Administrative Class	PNLAX
	Class A	PEHAX
	Class C	PEHCX
	Class D	PEHDX
	Class R	PEHRX

Cumulative Returns Through September 30, 2008

PIMCO Funds Allocation‡

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	20.4%
RealEstateRealReturn Strategy Fund	17.2%
StocksPLUS® Fund	14.0%
Total Return Fund	13.5%
CommodityRealReturn Strategy Fund®	11.8%
Small Cap StocksPLUS® TR Fund	11.5%
Real Return Fund	5.6%
Other	6.0%
‡	% of Total Investments as of 09/30/2008

The minimum initial investment amount for the Institutional, Administrative or Class P Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	Fund Inception (03/31/08)
PIMCO RealRetirementTM 2030 Fund Institutional Class	-7.13%	-7.13%
PIMCO RealRetirementTM 2030 Fund Administrative Class	-7.24%	-7.24%
PIMCO RealRetirementTM 2030 Fund Class A	-7.44%	-7.44%
PIMCO RealRetirementTM 2030 Fund Class A (adjusted)	-12.51%	-12.51%
PIMCO RealRetirementTM 2030 Fund Class C (adjusted)	-8.66%	-8.66%
PIMCO RealRetirementTM 2030 Fund Class D	-7.40%	-7.40%
PIMCO RealRetirementTM 2030 Fund Class R	-7.50%	-7.50%
Dow Jones Real ReturnSM 2030 Index	-10.77%	-10.77%
PIMCO RealRetirementTM 2030 Glide Path	-10.02%	-10.02%
Lipper Mixed-Asset Target 2030 Funds Average	-12.46%	-12.46%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For Class A, C, D and R performance current to the most recent month-end, visit www.allianzinvestors.com. Institutional and Administrative Class performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648. The adjusted returns take into account the maximum sales charge of 5.5% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 2.41% for Class A shares, 3.16% for Class C shares, 2.41% for Class D shares, 2.66% for Class R shares, 1.81% for Institutional Class shares and 2.06% for Administrative Class shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Expense Example	Actual Performance
	Institutional Class	Administrative Class	Class A	Class C	Class D	Class R
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$928.68	$929.69	$925.65	$951.31	$926.05	$952.06
Expenses Paid During Period†	$0.97	$0.97	$3.81	$2.45	$3.86	$1.58

Expense Example	Hypothetical Performance
	(5% return before expenses)
	Institutional Class	Administrative Class	Class A	Class C	Class D	Class R
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$1,024.07	$1,023.06	$1,021.11	$1,017.55	$1,021.06	$1,020.21
Expenses Paid During Period†	$1.01	$2.03	$4.00	$7.59	$4.05	$4.91

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.20% for Institutional Class, 0.40% for Administrative Class, 0.79% for Class A, 1.50% for Class C, 0.80% for Class D and 0.97% for Class R), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional Class, Class A and Class D (to reflect the one-half year period), 93/365 for the Administrative Class (to reflect the Class inception date of 06/30/08) and 62/365 for the Class C and Class R (to reflect the Class inception date of 07/31/08). The annualized expense ratio of 0.20% for Institutional Class, 0.40% for Administrative Class, 0.79% for Class A, 1.50% for Class C, 0.80% for Class D and 0.97% for Class R reflects net annualized expenses after application of an expense waiver of 0.60% for Institutional Class, 0.65% for Administrative Class, 0.61% for Class A, 0.65% for Class C, 0.60% for Class D and 0.68% for Class R.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO RealRetirementTM 2030 Fund seeks maximum real return, consistent with preservation of real capital during the accumulation years and current income during the retirement years.

»	An allocation to U.S. large cap equities, through the PIMCO StocksPLUS® Fund, detracted from performance as this Fund underperformed the Dow Jones Real ReturnSM 2030 Index.

»	Exposure to U.S. small cap equities, through the PIMCO Small Cap StocksPLUS® Total Return Fund, benefited performance as this Fund outperformed the benchmark.

»	Exposure to international equities, via the PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), detracted from performance as this Fund underperformed the benchmark.

»	Exposure to commodities, through the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance as this Fund posted a negative return.

»	An allocation to Real Estate Investment Trusts (“REITs”), through the PIMCO RealEstateRealReturn Strategy Fund, benefited performance as this Fund outperformed the benchmark.

»	U.S. bond holdings, through the PIMCO Total Return Fund, benefited performance as this Fund outperformed the benchmark.

»	An allocation to U.S. Treasury Inflation-Protected Securities (“TIPS”), through the PIMCO Real Return Fund, benefited performance as this Fund outperformed the benchmark.

8	PIMCO Funds	RealRetirement™ Funds

PIMCO RealRetirement™ 2040 Fund	Institutional Class	PROIX
	Administrative Class	PEOAX
	Class A	POFAX
	Class C	POFCX
	Class D	POFDX
	Class R	POFRX

Cumulative Returns Through September 30, 2008

PIMCO Funds Allocation‡

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	20.9%
StocksPLUS® Fund	18.4%
RealEstateRealReturn Strategy Fund	17.6%
Small Cap StocksPLUS® TR Fund	16.4%
CommodityRealReturn Strategy Fund®	11.3%
Other	15.4%
‡	% of Total Investments as of 09/30/2008

The minimum initial investment amount for the Institutional, Administrative or Class P Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	Fund Inception (03/31/08)
PIMCO RealRetirementTM 2040 Fund Institutional Class	-9.21%	-9.21%
PIMCO RealRetirementTM 2040 Fund Administrative Class	-9.41%	-9.41%
PIMCO RealRetirementTM 2040 Fund Class A	-9.60%	-9.60%
PIMCO RealRetirementTM 2040 Fund Class A (adjusted)	-14.55%	-14.55%
PIMCO RealRetirementTM 2040 Fund Class C (adjusted)	-10.79%	-10.79%
PIMCO RealRetirementTM 2040 Fund Class D	-9.46%	-9.46%
PIMCO RealRetirementTM 2040 Fund Class R	-9.67%	-9.67%
Dow Jones Real ReturnSM 2040 Index	-12.94%	-12.94%
PIMCO RealRetirementTM 2040 Glide Path	-12.29%	-12.29%
Lipper Mixed-Asset Target 2040 Funds Average	-13.00%	-13.00%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For Class A, C, D and R performance current to the most recent month-end, visit www.allianzinvestors.com. Institutional and Administrative Class performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648. The adjusted returns take into account the maximum sales charge of 5.5% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 2.56% for Class A shares, 3.31% for Class C shares, 2.56% for Class D shares, 2.81% for Class R shares, 1.96% for Institutional Class shares and 2.21% for Administrative Class shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Expense Example	Actual Performance
	Institutional Class	Administrative Class	Class A	Class C	Class D	Class R
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$907.94	$910.07	$904.04	$932.28	$905.42	$932.94
Expenses Paid During Period†	$1.29	$1.18	$4.15	$2.52	$4.16	$1.71

Expense Example	Hypothetical Performance
	(5% return before expenses)
	Institutional Class	Administrative Class	Class A	Class C	Class D	Class R
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$1,023.71	$1,022.61	$1,020.71	$1,017.25	$1,020.71	$1,019.75
Expenses Paid During Period†	$1.37	$2.48	$4.41	$7.89	$4.41	$5.37

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.27% for Institutional Class, 0.49% for Administrative Class, 0.87% for Class A, 1.56% for Class C, 0.87% for Class D and 1.06% for Class R), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional Class, Class A and Class D (to reflect the one-half year period), 93/365 for the Administrative Class (to reflect the Class inception date of 06/30/08) and 62/365 for the Class C and Class R (to reflect the Class inception date of 07/31/08). The annualized expense ratio of 0.27% for Institutional Class, 0.49% for Administrative Class, 0.87% for Class A, 1.56% for Class C, 0.87% for Class D and 1.06% for Class R reflects net annualized expenses after application of an expense waiver of 0.58% for Institutional Class, 0.61% for Administrative Class, 0.58% for Class A, 0.64% for Class C, 0.58% for Class D and 0.64% for Class R.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO RealRetirementTM 2040 Fund seeks maximum real return, consistent with preservation of real capital during the accumulation years and current income during the retirement years.

»	An allocation to U.S. large cap equities, through the PIMCO StocksPLUS® Fund, detracted from performance as this Fund underperformed the Dow Jones Real ReturnSM 2040 Index.

»	Exposure to U.S. small cap equities, through the PIMCO Small Cap StocksPLUS® Total Return Fund, benefited performance as this Fund outperformed the benchmark.

»	Exposure to international equities, via the PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), detracted from performance as this Fund underperformed the benchmark.

»	Exposure to commodities, through the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance as this Fund posted a negative return.

»	An allocation to Real Estate Investment Trusts (“REITs”), through the PIMCO RealEstateRealReturn Strategy Fund, benefited performance as this Fund outperformed the benchmark.

»	U.S. bond holdings, through the PIMCO Total Return Fund, benefited performance as this Fund outperformed the benchmark.

Semiannual Report	September 30, 2008	9

PIMCO RealRetirement™ 2050 Fund	Institutional Class	PRMIX
	Administrative Class	POTAX
	Class A	PFYAX
	Class C	PFYCX
	Class D	PFYDX
	Class R	PFYRX

Cumulative Returns Through September 30, 2008

PIMCO Funds Allocation‡

StocksPLUS® Fund	26.5%
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	20.6%
RealEstateRealReturn Strategy Fund	17.4%
Small Cap StocksPLUS® TR Fund	15.9%
CommodityRealReturn Strategy Fund®	3.2%
Other	16.4%
‡	% of Total Investments as of 09/30/2008

The minimum initial investment amount for the Institutional, Administrative or Class P Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	Fund Inception (03/31/08)
PIMCO RealRetirementTM 2050 Fund Institutional Class	-9.91%	-9.91%
PIMCO RealRetirementTM 2050 Fund Administrative Class	-10.01%	-10.01%
PIMCO RealRetirementTM 2050 Fund Class A	-10.23%	-10.23%
PIMCO RealRetirementTM 2050 Fund Class A (adjusted)	-15.15%	-15.15%
PIMCO RealRetirementTM 2050 Fund Class C (adjusted)	-11.48%	-11.48%
PIMCO RealRetirementTM 2050 Fund Class D	-10.15%	-10.15%
PIMCO RealRetirementTM 2050 Fund Class R	-10.36%	-10.36%
Dow Jones Real ReturnSM 2040+ Index	-14.34%	-14.34%
PIMCO RealRetirementTM 2050 Glide Path	-12.85%	-12.85%
Lipper Mixed-Asset Target 2050+ Funds Average	-13.65%	-13.65%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For Class A, C, D and R performance current to the most recent month-end, visit www.allianzinvestors.com. Institutional and Administrative Class performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648. The adjusted returns take into account the maximum sales charge of 5.5% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 2.60% for Class A shares, 3.35% for Class C shares, 2.60% for Class D shares, 2.85% for Class R shares, 2.00% for Institutional Class shares and 2.25% for Administrative Class shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Expense Example	Actual Performance
	Institutional Class	Administrative Class	Class A	Class C	Class D	Class R
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$900.94	$920.69	$897.73	$932.75	$898.46	$933.52
Expenses Paid During Period†	$1.43	$1.28	$4.28	$2.60	$4.28	$1.79

Expense Example	Hypothetical Performance
	(5% return before expenses)
	Institutional Class	Administrative Class	Class A	Class C	Class D	Class R
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$1,023.56	$1,022.41	$1,020.56	$1,017.00	$1,020.56	$1,019.50
Expenses Paid During Period†	$1.52	$2.69	$4.56	$8.14	$4.56	$5.62

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.30% for Institutional Class, 0.53% for Administrative Class, 0.90% for Class A, 1.61% for Class C, 0.90% for Class D and 1.11% for Class R), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional Class, Class A and Class D (to reflect the one-half year period), 93/365 for the Administrative Class (to reflect the Class inception date of 06/30/08) and 62/365 for the Class C and Class R (to reflect the Class inception date of 07/31/08). The annualized expense ratio of 0.30% for Institutional Class, 0.53% for Administrative Class, 0.90% for Class A, 1.61% for Class C, 0.90% for Class D and 1.11% for Class R reflects net annualized expenses after application of an expense waiver of 0.55% for Institutional Class, 0.57% for Administrative Class, 0.55% for Class A, 0.59% for Class C, 0.55% for Class D and 0.59% for Class R.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO RealRetirementTM 2050 Fund seeks maximum real return, consistent with preservation of real capital during the accumulation years and current income during the retirement years.

»	An allocation to U.S. large cap equities, through the PIMCO StocksPLUS® Fund, detracted from performance as this Fund underperformed the Dow Jones Real ReturnSM 2040+ Index.

»	Exposure to U.S. small cap equities, through the PIMCO Small Cap StocksPLUS® Total Return Fund, benefited performance as this Fund outperformed the benchmark.

»	Exposure to international equities, via the PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), detracted from performance as this Fund underperformed the benchmark.

»	Exposure to commodities, through the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance as this Fund posted a negative return.

»	An allocation to Real Estate Investment Trusts (“REITs”), through the PIMCO RealEstateRealReturn Strategy Fund, benefited performance as this Fund outperformed the benchmark.

»	U.S. bond holdings, through the PIMCO Total Return Fund, benefited performance as this Fund outperformed the benchmark.

10	PIMCO Funds	RealRetirement™ Funds

Benchmark Descriptions

Index	Description

Dow Jones Real ReturnSM 2010 Index	Dow Jones Real ReturnSM 2010 Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. The index does not reflect deductions for fees, expenses or taxes.

Dow Jones Real ReturnSM 2020 Index	Dow Jones Real ReturnSM 2020 Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. The index does not reflect deductions for fees, expenses or taxes.

Dow Jones Real ReturnSM 2030 Index	Dow Jones Real ReturnSM 2030 Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. The index does not reflect deductions for fees, expenses or taxes.

Dow Jones Real ReturnSM 2040 Index	Dow Jones Real ReturnSM 2040 Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. The index does not reflect deductions for fees, expenses or taxes.

Dow Jones Real ReturnSM 2040+ Index	Dow Jones Real ReturnSM 2040+ Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. The index does not reflect deductions for fees, expenses or taxes.

Dow Jones-AIG Commodity Index Total Return	Dow Jones-AIG Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

European Blue Chip 50 Index (Hedged)	European Blue Chip 50 Index (Hedged) is a capitalization-weighted index of 50 European blue-chips stocks from those countries participating in the EMU (European Monetary Union). It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Municipal Bond Index*	Lehman Brothers Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. Aggregate Index*	Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. TIPS Index*	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Semiannual Report	September 30, 2008	11

Benchmark Descriptions  (Cont.)

Index	Description

MSCI EAFE Net Dividend Hedged USD Index	MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

RealRetirementTM 2010 Glide Path	The PIMCO RealRetirement Glide Path benchmarks are based on a “glide path” developed by PIMCO. The glide path represents the target allocation to various asset classes, the mix of which moves from higher risk to lower risk as the target date nears. The target date approximates the investor’s retirement year and corresponds to the target date of the respective PIMCO RealRetirementTM Funds. The index does not reflect deductions for fees, expenses or taxes.

RealRetirementTM 2020 Glide Path	The PIMCO RealRetirement Glide Path benchmarks are based on a “glide path” developed by PIMCO. The glide path represents the target allocation to various asset classes, the mix of which moves from higher risk to lower risk as the target date nears. The target date approximates the investor’s retirement year and corresponds to the target date of the respective PIMCO RealRetirementTM Funds. The index does not reflect deductions for fees, expenses or taxes.

RealRetirementTM 2030 Glide Path	The PIMCO RealRetirement Glide Path benchmarks are based on a “glide path” developed by PIMCO. The glide path represents the target allocation to various asset classes, the mix of which moves from higher risk to lower risk as the target date nears. The target date approximates the investor’s retirement year and corresponds to the target date of the respective PIMCO RealRetirementTM Funds. The index does not reflect deductions for fees, expenses or taxes.

RealRetirementTM 2040 Glide Path	The PIMCO RealRetirement Glide Path benchmarks are based on a “glide path” developed by PIMCO. The glide path represents the target allocation to various asset classes, the mix of which moves from higher risk to lower risk as the target date nears. The target date approximates the investor’s retirement year and corresponds to the target date of the respective PIMCO RealRetirementTM Funds. The index does not reflect deductions for fees, expenses or taxes.

RealRetirementTM 2050 Glide Path	The PIMCO RealRetirement Glide Path benchmarks are based on a “glide path” developed by PIMCO. The glide path represents the target allocation to various asset classes, the mix of which moves from higher risk to lower risk as the target date nears. The target date approximates the investor’s retirement year and corresponds to the target date of the respective PIMCO RealRetirementTM Funds. The index does not reflect deductions for fees, expenses or taxes.

*	Effective November 1, 2008, “Barclays Capital” replaces “Lehman Brothers” in the name of the Index.

12	PIMCO Funds	RealRetirement™ Funds

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Semiannual Report	September 30, 2008	13

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

RealRetirementTM 2010 Fund
Institutional Class
09/30/2008+	$10.00	$0.17	$(0.66)	$(0.49)	$(0.06)	$0.00
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Administrative Class
6/30/2008 - 9/30/2008+	9.88	0.08	(0.49)	(0.41)	(0.02)	0.00
Class A
09/30/2008+	10.00	0.18	(0.70)	(0.52)	(0.04)	0.00
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Class C
07/31/2008 - 09/30/2008+	9.73	0.05	(0.32)	(0.27)	(0.01)	0.00
Class D
09/30/2008+	10.00	0.14	(0.66)	(0.52)	(0.03)	0.00
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Class R
07/31/2008 - 09/30/2008+	9.73	0.06	(0.32)	(0.26)	(0.02)	0.00

RealRetirementTM 2020 Fund
Institutional Class
09/30/2008+	$10.00	$0.17	$(0.76)	$(0.59)	$(0.04)	$0.00
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Administrative Class
06/30/2008 - 09/30/2008+	9.92	0.08	(0.63)	(0.55)	(0.01)	0.00
Class A
09/30/2008+	10.00	0.17	(0.80)	(0.63)	(0.02)	0.00
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Class C
07/31/2008 - 09/30/2008+	9.74	0.05	(0.43)	(0.38)	0.00	0.00
Class D
09/30/2008+	10.00	0.14	(0.76)	(0.62)	(0.01)	0.00
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Class R
07/31/2008 - 09/30/2008+	9.74	0.06	(0.42)	(0.36)	(0.01)	0.00

RealRetirementTM 2030 Fund
Institutional Class
09/30/2008+	$10.00	$0.16	$(0.87)	$(0.71)	$(0.03)	$0.00
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Administrative Class
06/30/2008 - 09/30/2008+	9.97	0.08	(0.78)	(0.70)	(0.01)	0.00
Class A
09/30/2008+	10.00	0.16	(0.90)	(0.74)	(0.01)	0.00
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Class C
07/31/2008 - 09/30/2008+	9.73	0.09	(0.56)	(0.47)	(0.01)	0.00
Class D
09/30/2008+	10.00	0.13	(0.87)	(0.74)	0.00	0.00
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Class R
07/31/2008 - 09/30/2008+	9.73	0.06	(0.53)	(0.47)	0.00	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.75%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.00%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.35%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.10%.

14	PIMCO Funds	RealRetirementTM Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.06)	$9.45	(4.93)%	$2,853	0.15	%*(b)	0.15	%*(b)	3.42	%*	174%
0.00	0.00	10.00	0.00	3,000	0.14	*	0.14	*	(0.14)		0

0.00	(0.02)	9.45	(4.10)	9	0.40	*(c)	0.40	*(c)	3.34	*	174

0.00	(0.04)	9.44	(5.18)	137	0.75	*(d)	0.75	*(d)	3.63	*	174
0.00	0.00	10.00	0.00	10	0.74	*	0.74	*	(0.74	)*	0

0.00	(0.01)	9.45	(2.75)	10	1.50	*(e)	1.50	*(e)	3.16	*	174

0.00	(0.03)	9.45	(5.21)	9	0.75	*(d)	0.75	*(d)	2.81	*	174
0.00	0.00	10.00	0.00	10	0.74	*	0.74	*	(0.74	)*	0

0.00	(0.02)	9.45	(2.68)	10	1.00	*(g)	1.00	*(g)	3.67	*	174

$0.00	$(0.04)	$9.37	(5.93)%	$2,821	0.16	%*(b)	0.16	%*(b)	3.33	%*	229%
0.00	0.00	10.00	0.00	3,000	0.14	*	0.14	*	(0.14	)*	0

0.00	(0.01)	9.36	(5.50)	9	0.37	*(c)	0.37	*(c)	3.26	*	229

0.00	(0.02)	9.35	(6.30)	195	0.74	*(d)	0.74	*(d)	3.45	*	229
0.00	0.00	10.00	0.00	10	0.74	*	0.74	*	(0.74	)*	0

0.00	0.00	9.36	(3.88)	10	1.45	*(e)	1.45	*(e)	3.21	*	229

0.00	(0.01)	9.37	(6.21)	9	0.75	*(d)	0.75	*(d)	2.72	*	229
0.00	0.00	10.00	0.00	10	0.74	*	0.74	*	(0.74	)*	0

0.00	(0.01)	9.37	(3.71)	10	0.96	*(g)	0.96	*(g)	3.71	*	229

$0.00	$(0.03)	$9.26	(7.13)%	$2,786	0.20	%*(h)	0.20	%*(h)	3.29	%*	201%
0.00	0.00	10.00	0.00	3,000	0.16	*	0.16	*	(0.16	)*	0

0.00	(0.01)	9.26	(7.03)	9	0.40	*(i)	0.40	*(i)	3.19	*	201

0.00	(0.01)	9.25	(7.44)	29	0.79	*(j)	0.79	*(j)	3.24	*	201
0.00	0.00	10.00	0.00	10	0.76	*	0.76	*	(0.76	)*	0

0.00	(0.01)	9.25	(4.87)	24	1.50	*(k)	1.50	*(k)	5.76	*	201

0.00	0.00	9.26	(7.40)	9	0.80	*(j)	0.80	*(j)	2.68	*	201
0.00	0.00	10.00	0.00	10	0.76	*	0.76	*	(0.76	)*	0

0.00	0.00	9.26	(4.79)	10	0.97	*(f)	0.97	*(f)	3.91	*	201

(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.65%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.60%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.80%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.05%.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.40%.
(k)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.15%.

Semiannual Report	September 30, 2008	15

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

RealRetirementTM 2040 Fund
Institutional Class
09/30/2008+	$10.00	$0.15	$(1.07)	$(0.92)	$(0.02)	$0.00
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Administrative Class
6/30/2008 - 9/30/2008+	9.96	0.07	(0.97)	(0.90)	(0.01)	0.00
Class A
9/30/2008+	10.00	0.15	(1.11)	(0.96)	(0.01)	0.00
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Class C
07/31/2008 - 09/30/2008+	9.71	0.05	(0.71)	(0.66)	0.00	0.00
Class D
09/30/2008+	10.00	0.11	(1.06)	(0.95)	0.00	0.00
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Class R
07/31/2008 - 09/30/2008+	9.71	0.06	(0.71)	(0.65)	(0.01)	0.00

RealRetirementTM 2050 Fund
Institutional Class
09/30/2008+	$10.00	$0.16	$(1.15)	$(0.99)	$(0.02)	$0.00
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Administrative Class
06/30/2008 - 09/30/2008+	9.78	0.08	(0.86)	(0.78)	(0.01)	0.00
Class A
09/30/2008+	10.00	0.15	(1.17)	(1.02)	(0.01)	0.00
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Class C
07/31/2008 - 09/30/2008+	9.63	0.07	(0.72)	(0.65)	0.00	0.00
Class D
09/30/2008+	10.00	0.13	(1.15)	(1.02)	0.00	0.00
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Class R
07/31/2008 - 09/30/2008+	9.63	0.08	(0.72)	(0.64)	(0.01)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.85%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.10%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.45%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.20%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.70%.

16	PIMCO Funds	RealRetirementTM Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.02)	$9.06	(9.21)%	$2,723	0.27	%*(b)	0.27	%*(b)	2.90	%*	202%
0.00	0.00	10.00	0.00	3,000	0.24	*	0.24	*	(0.24	)*	0

0.00	(0.01)	9.05	(8.99)	9	0.49	*(c)	0.49	*(c)	2.85	*	202

0.00	(0.01)	9.03	(9.60)	27	0.87	*(d)	0.87	*(d)	3.10	*	202
0.00	0.00	10.00	0.00	10	0.84	*	0.84	*	(0.84	)*	0

0.00	0.00	9.05	(6.77)	9	1.56	*(e)	1.56	*(e)	3.31	*	202

0.00	0.00	9.05	(9.46)	9	0.87	*(d)	0.87	*(d)	2.30	*	202
0.00	0.00	10.00	0.00	10	0.84	*	0.84	*	(0.84	)*	0

0.00	(0.01)	9.05	(6.71)	9	1.06	*(f)	1.06	*(f)	3.82	*	202

$0.00	$(0.02)	$8.99	(9.91)%	$2,702	0.30	%*(b)	0.30	%*(b)	3.16	%*	188%
0.00	0.00	10.00	0.00	3,000	0.29	*	0.29	*	(0.29	)*	0

0.00	(0.01)	8.99	(7.93)	9	0.53	*(c)	0.53	*(c)	3.33	*	188

0.00	(0.01)	8.97	(10.23)	15	0.90	*(d)	0.90	*(d)	3.09	*	188
0.00	0.00	10.00	0.00	10	0.89	*	0.89	*	(0.89	)*	0

0.00	0.00	8.98	(6.72)	9	1.61	*(e)	1.61	*(e)	4.17	*	188

0.00	0.00	8.98	(10.15)	9	0.90	*(d)	0.90	*(d)	2.56	*	188
0.00	0.00	10.00	0.00	10	0.89	*	0.89	*	(0.89	)*	0

0.00	(0.01)	8.98	(6.65)	10	1.11	*(f)	1.11	*(f)	5.09	*	188

Semiannual Report	September 30, 2008	17

Statements of Assets and Liabilities	(Unaudited) September 30, 2008

(Amounts in thousands, except per share amounts)	RealRetirementTM 2010 Fund	RealRetirementTM 2020 Fund	RealRetirementTM 2030 Fund	RealRetirementTM 2040 Fund	RealRetirementTM 2050 Fund

Assets:
Investments, at value	$64	$88	$154	$277	$272
Investments in Affiliates, at value	2,796	2,736	2,417	2,229	2,217
Cash	76	143	199	201	133
Deposits with counterparty	26	28	38	23	29
Receivable for investments sold	104	104	216	279	228
Interest and dividends receivable from Affiliates	5	4	2	0	0
Variation margin receivable	71	68	70	68	69
Unrealized appreciation on swap agreements	0	1	1	1	1
	3,142	3,172	3,097	3,078	2,949

Liabilities:
Payable for investments purchased	$101	$101	$208	$269	$176
Payable for investments in Affiliates purchased	5	4	2	1	0
Variation margin payable	5	5	5	5	5
Swap premiums received	0	5	8	8	8
Unrealized depreciation on swap agreements	0	0	1	1	1
Other liabilities	3	3	6	8	5
	114	118	230	292	195

Net Assets	$3,028	$3,054	$2,867	$2,786	$2,754

Net Assets Consist of:
Paid in capital	$3,200	$3,262	$3,095	$3,075	$3,063
Undistributed net investment income	35	41	42	38	42
Accumulated undistributed net realized gain	153	144	145	146	128
Net unrealized (depreciation)	(360)	(393)	(415)	(473)	(479)
	$3,028	$3,054	$2,867	$2,786	$2,754

Net Assets:
Institutional Class	$2,853	$2,821	$2,786	$2,723	$2,702
Administrative Class	9	9	9	9	9
Class A	137	195	29	27	15
Class C	10	10	24	9	9
Class D	9	9	9	9	9
Class R	10	10	10	9	10

Shares Issued and Outstanding:
Institutional Class	302	301	301	301	301
Administrative Class	1	1	1	1	1
Class A	14	21	3	3	1
Class C	1	1	3	1	1
Class D	1	1	1	1	1
Class R	1	1	1	1	1

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.45	$9.37	$9.26	$9.06	$8.99
Administrative Class	9.45	9.36	9.26	9.05	8.99
Class A	9.44	9.35	9.25	9.03	8.97
Class C	9.45	9.36	9.25	9.05	8.98
Class D	9.45	9.37	9.26	9.05	8.98
Class R	9.45	9.37	9.26	9.05	8.98

Cost of Investments Owned	$56	$89	$177	$343	$338
Cost of Investments in Affiliates Owned	$3,166	$3,129	$2,806	$2,631	$2,630

18	PIMCO Funds	RealRetirementTM Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2008 (Unaudited)
(Amounts in thousands)	RealRetirementTM 2010 Fund	RealRetirementTM 2020 Fund	RealRetirementTM 2030 Fund	RealRetirementTM 2040 Fund	RealRetirementTM 2050 Fund

Investment Income:
Dividends	$0	$0	$1	$1	$2
Dividends from Affiliate investments	56	55	52	47	51
Total Income	56	55	53	48	53

Expenses:
Investment advisory fees	11	11	11	12	12
Administrative fees	1	1	1	1	1
Total Expenses	12	12	12	13	13
Reimbursement by Manager	(9)	(9)	(9)	(9)	(8)
Net Expenses	3	3	3	4	5

Net Investment Income	53	52	50	44	48

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(17)	(19)	(19)	(19)	(17)
Net realized gain (loss) on Affiliate investments	8	3	2	2	(13)
Net realized gain on futures contracts, written options and swaps	162	160	162	163	158
Net change in unrealized appreciation (depreciation) on investments	5	(4)	(29)	(75)	(71)
Net change in unrealized (depreciation) on Affiliate investments	(370)	(393)	(389)	(401)	(413)
Net change in unrealized appreciation on futures contracts, written options and swaps	5	4	3	3	5
Net (Loss)	(207)	(249)	(270)	(327)	(351)

Net (Decrease) in Net Assets Resulting from Operations	$(154)	$(197)	$(220)	$(283)	$(303)

Semiannual Report	September 30, 2008	19

Statements of Changes in Net Assets

	RealRetirementTM 2010 Fund		RealRetirementTM 2020 Fund

(Amounts in thousands)	Six Months Ended September 30, 2008 (Unaudited)	Period from March 31, 2008 to March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Period from March 31, 2008 to March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$53	$0	$52	$0
Net realized gain	145	0	141	0
Net realized gain (loss) on Affiliate investments	8	0	3	0
Net change in unrealized appreciation (depreciation)	10	0	0	0
Net change in unrealized (depreciation) on Affiliate investments	(370)	0	(393)	0
Net (decrease) resulting from operations	(154)	0	(197)	0

Distributions to Shareholders:
From net investment income
Institutional Class	(18)	0	(11)	0

Total Distributions	(18)	0	(11)	0

Fund Share Transactions:
Receipts for shares sold
Institutional Class	0	3,000	0	3,000
Administrative Class	10	0	10	0
Class A	132	10	201	10
Class C	10	0	10	0
Class D	0	10	0	10
Class R	10	0	10	0
Issued as reinvestment of distributions
Institutional Class	18	0	11	0
Net increase resulting from Fund share transactions	180	3,020	242	3,020

Total Increase (Decrease) in Net Assets	8	3,020	34	3,020

Net Assets:
Beginning of period	3,020	0	3,020	0
End of period*	$3,028	$3,020	$3,054	$3,020

*Including undistributed net investment income of:	$35	$0	$41	$0

20	PIMCO Funds	RealRetirementTM Funds	See Accompanying Notes

RealRetirementTM 2030 Fund		RealRetirementTM 2040 Fund		RealRetirementTM 2050 Fund

Six Months Ended September 30, 2008 (Unaudited)	Period from March 31, 2008 to March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Period from March 31, 2008 to March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Period from March 31, 2008 to March 31, 2008

$50	$0	$44	$0	$48	$0
143	0	144	0	141	0
2	0	2	0	(13)	0
(26)	0	(72)	0	(66)	0
(389)	0	(401)	0	(413)	0
(220)	0	(283)	0	(303)	0

(8)	0	(6)	0	(6)	0

(8)	0	(6)	0	(6)	0

0	3,000	0	3,000	0	3,000
10	0	10	0	10	0
22	10	19	10	6	10
25	0	10	0	10	0
0	10	0	10	0	10
10	0	10	0	11	0

8	0	6	0	6	0
75	3,020	55	3,020	43	3,020

(153)	3,020	(234)	3,020	(266)	3,020

3,020	0	3,020	0	3,020	0
$2,867	$3,020	$2,786	$3,020	$2,754	$3,020

$42	$0	$38	$0	$42	$0

Semiannual Report	September 30, 2008	21

Schedule of Investments RealRetirementTM 2010 Fund	(Unaudited) September 30, 2008

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 92.3%
CommodityRealReturn Strategy Fund®	15,061	$206
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	53,187	453
Real Return Fund	52,705	551
RealEstateRealReturn Strategy Fund	81,135	450
Small Cap StocksPLUS® TR Fund	20,212	180
StocksPLUS® Fund	33,830	261
Total Return Fund	67,572	695

Total PIMCO Funds
(Cost $3,166)		2,796

PURCHASED OPTIONS (d) 2.1%
(Cost $56)		64

Total Investments 94.4%
(Cost $3,222)		$2,860

Other Assets and Liabilities (Net) 5.6%		168

Net Assets 100.0%		$3,028

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The RealRetirementTM 2010 Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Cash of $26 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index December Futures	Short	12/2008	2	$5
U.S. Treasury 10-Year Note December Futures	Short	12/2008	9	(2)
U.S. Treasury 30-Year Bond December Futures	Short	12/2008	4	2

				$5

(d)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME S&P 500 Index March Futures	$750.000	03/20/2009	45	$56	$64

(e)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$2,860	$0	$0	$2,860
Other Financial Instruments ++	5	0	0	5

Total	$2,865	$0	$0	$2,865

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

22	PIMCO Funds	RealRetirementTM Funds	See Accompanying Notes

Schedule of Investments RealRetirementTM 2020 Fund	(Unaudited) September 30, 2008

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 89.5%
CommodityRealReturn Strategy Fund®	18,627	$255
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	61,259	522
Real Return Fund	40,042	419
RealEstateRealReturn Strategy Fund	83,617	463
Small Cap StocksPLUS® TR Fund	27,768	248
StocksPLUS® Fund	38,346	296
Total Return Fund	51,886	533

Total PIMCO Funds
(Cost $3,129)		2,736

EXCHANGE-TRADED FUNDS 0.9%
iShares MSCI Emerging Markets Index Fund	774	27

Total Exchange-Traded Funds
(Cost $35)		27

PURCHASED OPTIONS (e) 2.0%
(Cost $54)		61

Total Investments 92.4%
(Cost $3,218)		$2,824

Other Assets and Liabilities (Net) 7.6%		230

Net Assets 100.0%		$3,054

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The RealRetirementTM 2020 Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Cash of $28 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index December Futures	Short	12/2008	2	$5
U.S. Treasury 10-Year Note December Futures	Short	12/2008	10	(2)
U.S. Treasury 30-Year Bond December Futures	Short	12/2008	2	0

				$3

(d)	Swap agreements outstanding on September 30, 2008:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	$ 100	$(4)	$(5)	$1

(e)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME S&P 500 Index March Futures	$750.000	03/20/2009	43	$54	$61

(f)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$2,824	$0	$0	$2,824
Other Financial Instruments ++	3	1	0	4

Total	$2,827	$1	$0	$2,828

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	23

Schedule of Investments RealRetirementTM 2030 Fund	(Unaudited) September 30, 2008

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 84.3%
CommodityRealReturn Strategy Fund®	22,150	$303
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	61,632	525
Real Return Fund	13,667	143
RealEstateRealReturn Strategy Fund	79,904	443
Small Cap StocksPLUS® TR Fund	33,163	296
StocksPLUS® Fund	46,639	360
Total Return Fund	33,758	347

Total PIMCO Funds
(Cost $2,806)		2,417

EXCHANGE-TRADED FUNDS 3.4%
iShares MSCI Emerging Markets Index Fund	2,817	97

Total Exchange-Traded Funds
(Cost $127)		97

PURCHASED OPTIONS (e) 2.0%
(Cost $50)		57

Total Investments 89.7%
(Cost $2,983)		$2,571

Other Assets and Liabilities (Net) 10.3%		296

Net Assets 100.0%		$2,867

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The RealRetirementTM 2030 Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Cash of $38 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index December Futures	Short	12/2008	2	$5
U.S. Treasury 2-Year Note December Futures	Short	12/2008	1	(1)
U.S. Treasury 10-Year Note December Futures	Short	12/2008	8	(2)
U.S. Treasury 30-Year Bond December Futures	Short	12/2008	4	1

				$3

(d)	Swap agreements outstanding on September 30, 2008:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	$ 100	$(4)	$(5)	$1
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS	100	(4)	(3)	(1)

						$(8)	$(8)	$0

(e)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME S&P 500 Index March Futures	$750.000	03/20/2009	40	$50	$57

(f)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$2,571	$0	$0	$2,571
Other Financial Instruments++	3	0	0	3

Total	$2,574	$0	$0	$2,574

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

24	PIMCO Funds	RealRetirementTM Funds	See Accompanying Notes

Schedule of Investments RealRetirementTM 2040 Fund	(Unaudited) September 30, 2008

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 78.5%
CommodityRealReturn Strategy Fund®	20,686	$283
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	61,412	523
RealEstateRealReturn Strategy Fund	79,603	441
Small Cap StocksPLUS® TR Fund	46,034	411
StocksPLUS® Fund	59,740	461
Total Return Fund	6,668	68

Total PIMCO Funds
(Cost $2,571)		2,187

ALLIANZ FUNDS (a)(c) 1.5%
Allianz NACM Emerging Markets Opportunities Fund	1,992	42

Total Allianz Funds
(Cost $60)		42

EXCHANGE-TRADED FUNDS 8.0%
iShares MSCI Emerging Markets Index Fund	3,360	116
Vanguard Emerging Markets	3,114	108

Total Exchange-Traded Funds
(Cost $297)		224

PURCHASED OPTIONS (f) 1.9%
(Cost $46)		53

Total Investments 89.9%
(Cost $2,974)		$2,506

Other Assets and Liabilities (Net) 10.1%		280

Net Assets 100.0%		$2,786

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The RealRetirementTM 2040 Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Institutional Class Shares of each Allianz Fund.
(d)	Cash of $23 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index December Futures	Short	12/2008	2	$5
U.S. Treasury 2-Year Note December Futures	Short	12/2008	3	(2)
U.S. Treasury 10-Year Note December Futures	Short	12/2008	7	(2)
U.S. Treasury 30-Year Bond December Futures	Short	12/2008	3	1

				$2

(e)	Swap agreements outstanding on September 30, 2008:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	$ 100	$(4)	$(5)	$1
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS	100	(4)	(3)	(1)

						$(8)	$(8)	$0

(f)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME S&P 500 Index March Futures	$750.000	03/20/2009	37	$46	$53

(g)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$2,506	$0	$0	$2,506
Other Financial Instruments++	2	0	0	2

Total	$2,508	$0	$0	$2,508

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	25

Schedule of Investments RealRetirementTM 2050 Fund	(Unaudited) September 30, 2008

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 76.7%
CommodityRealReturn Strategy Fund®	5,799	$79
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	60,286	514
RealEstateRealReturn Strategy Fund	78,118	433
Small Cap StocksPLUS® TR Fund	44,354	396
StocksPLUS® Fund	85,277	658
Total Return Fund	3,247	33

Total PIMCO Funds
(Cost $2,480)		2,113

ALLIANZ FUNDS (a)(c) 3.8%
Allianz NACM Emerging Markets Opportunities Fund	4,980	104

Total Allianz Funds
(Cost $150)		104

EXCHANGE-TRADED FUNDS 8.1%
iShares MSCI Emerging Markets Index Fund	3,297	114
Vanguard Emerging Markets	3,120	108

Total Exchange-Traded Funds
(Cost $294)		222

PURCHASED OPTIONS (f) 1.8%
(Cost $44)		50

Total Investments 90.4%
(Cost $2,968)		$2,489

Other Assets and Liabilities (Net) 9.6%		265

Net Assets 100.0%		$2,754

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The RealRetirementTM 2050 Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Institutional Class Shares of each Allianz Fund.
(d)	Cash of $29 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index December Futures	Short	12/2008	2	$5
U.S. Treasury 10-Year Note December Futures	Short	12/2008	8	(2)
U.S. Treasury 30-Year Bond December Futures	Short	12/2008	4	2

				$5

(e)	Swap agreements outstanding on September 30, 2008:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	$ 100	$(4)	$(5)	$1
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS	100	(4)	(3)	(1)

						$(8)	$(8)	$0

(f)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME S&P 500 Index March Futures	$750.000	03/20/2009	35	$44	$50

(g)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$2,489	$0	$0	$2,489
Other Financial Instruments ++	5	0	0	5

Total	$2,494	$0	$0	$2,494

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

26	PIMCO Funds	RealRetirementTM Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2008

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Administrative Class, Class A, C, D and R shares of five funds (the “Funds”) offered by the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

The Funds have adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedules of Investments for each respective fund.

•	FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”)

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedules of Investments and disclosures within Footnote 2(j), Swap Agreements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the

Semiannual Report	September 30, 2008	27

Notes to Financial Statements  (Cont.)

value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(g) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(h) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with

28	PIMCO Funds	RealRetirementTM Funds

(Unaudited) September 30, 2008

purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(i) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(j) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Semiannual Report	September 30, 2008	29

Notes to Financial Statements  (Cont.)

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indicies to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2008 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  Certain Funds may invest in variance swap agreements. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

(k) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open

30	PIMCO Funds	RealRetirementTM Funds

(Unaudited) September 30, 2008

transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of other liabilities on the Statements of Assets and Liabilities and net

changes in unrealized appreciation (depreciation) on the Statements of Operations. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Investment Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee (collectively, the “Administrative Fee”) based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee

Fund Name	All Classes	Institutional Class	Administrative Class	A and C Classes	Class D	Class R
RealRetirementTM 2010 Fund(1)	0.70%	0.05%	0.05%	0.40%	0.40%	0.40%
RealRetirementTM 2020 Fund(1)	0.70%	0.05%	0.05%	0.40%	0.40%	0.40%
RealRetirementTM 2030 Fund(1)	0.75%	0.05%	0.05%	0.40%	0.40%	0.40%
RealRetirementTM 2040 Fund(1)	0.80%	0.05%	0.05%	0.40%	0.40%	0.40%
RealRetirementTM 2050 Fund(1)	0.80%	0.05%	0.05%	0.40%	0.40%	0.40%

(1)

PIMCO has contractually agreed to waive the advisory fee and the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to advisory and supervisory and administrative fees of underlying PIMCO funds indirectly incurred by the Fund in connection with its investments in underlying PIMCO Funds. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO manages the Fund.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2008.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Institutional Class
All Funds	—	—
Class A
All Funds	—	0.25%
Class C
All Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	0.25%	0.25%

Semiannual Report	September 30, 2008	31

Notes to Financial Statements  (Cont.)

(d) Redemption Fees  Shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Prior to July 31, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the RealRetirement™ 2010, RealRetirement™ 2020, RealRetirement™ 2030, RealRetirement™ 2040, and RealRetirement™ 2050 Funds’ supervisory and administrative fees in the Funds’ first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class C	Class D	Class R
RealRetirementTM 2010 Fund	0.05%	0.05%	0.40%	0.40%	0.40%	0.40%
RealRetirementTM 2020 Fund	0.05%	0.05%	0.40%	0.40%	0.40%	0.40%
RealRetirementTM 2030 Fund	0.05%	0.05%	0.40%	0.40%	0.40%	0.40%
RealRetirementTM 2040 Fund	0.05%	0.05%	0.40%	0.40%	0.40%	0.40%
RealRetirementTM 2050 Fund	0.05%	0.05%	0.40%	0.40%	0.40%	0.40%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. Organizational expenses will be recorded during the year ended March 31, 2009.

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirement™ 2010, RealRetirement™ 2020, RealRetirement™ 2030, RealRetirement™ 2040, and RealRetirement™ 2050 Funds which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(f) Acquired Fund Fees and Expenses (Underlying Fund Expenses)  The Underlying Fund expenses for the Funds are based upon an allocation of a Fund’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund Expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of a Fund’s assets.

PIMCO has contractually agreed to waive, first, the administrative fee and, to the extent necessary, the advisory fee it receives from the Funds in an amount equal to the expenses attributable to advisory and administrative fees of underlying PIMCO Funds indirectly incurred by the Funds in connection with the Funds’ investments in underlying PIMCO Funds. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO manages the Funds. The waiver is reflected in the Statement of Operations as a component of Reimbursement by Manager.

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(Unaudited) September 30, 2008

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

The RealRetirement™ 2010, RealRetirement™ 2020, RealRetirement™ 2030, RealRetirement™ 2040, and RealRetirement™ 2050 Funds’ invest substantially all of their assets in Institutional Class shares of other investment companies of the Trust (the “Underlying Funds”). These Underlying Funds are considered to be affiliated with the RealRetirement™ 2010, RealRetirement™ 2020, RealRetirement™ 2030, RealRetirement™ 2040, and RealRetirement™ 2050 Funds. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2008 (amounts in thousands):

RealRetirementTM 2010 Fund

Underlying Funds	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized (Depreciation)	Market Value 09/30/2008	Dividend Income	Net Capital and Realized Gain (Loss)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	$510	$58	$24	$(93)	$453	$0	$2
Real Return Fund	570	59	27	(51)	551	13	(1)
RealEstateRealReturn Strategy Fund	450	43	5	(39)	450	0	0
Small Cap StocksPLUS® TR Strategy Fund	180	12	9	(3)	180	1	1
StocksPLUS® Fund	300	44	11	(72)	261	15	1
Total Return Fund	690	65	18	(42)	695	18	0
CommodityRealReturn Strategy Fund®	300	18	47	(70)	206	9	5
Totals	$3,000	$299	$141	$(370)	$2,796	$56	$8

RealRetirementTM 2020 Fund

Underlying Funds	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized (Depreciation)	Market Value 09/30/2008	Dividend Income	Net Capital and Realized Gain (Loss)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	$564	$83	$17	$(109)	$522	$0	$1
Real Return Fund	432	43	17	(39)	419	10	0
RealEstateRealReturn Strategy Fund	450	55	1	(41)	463	0	0
Small Cap StocksPLUS® TR Strategy Fund	234	25	7	(5)	248	1	0
StocksPLUS® Fund	342	56	22	(82)	296	17	2
Total Return Fund	588	84	101	(32)	533	16	(5)
CommodityRealReturn Strategy Fund®	360	32	57	(85)	255	11	5
Totals	$2,970	$378	$222	$(393)	$2,736	$55	$3

RealRetirementTM 2030 Fund

Underlying Funds	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized (Depreciation)	Market Value 09/30/2008	Dividend Income	Net Capital and Realized Gain (Loss)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	$600	$52	$20	$(109)	$525	$0	$2
Real Return Fund	162	6	11	(13)	143	4	0
RealEstateRealReturn Strategy Fund	450	32	0	(39)	443	0	0
Small Cap StocksPLUS® TR Strategy Fund	312	9	22	(5)	296	1	1
StocksPLUS® Fund	402	59	1	(101)	360	21	0
Total Return Fund	516	40	179	(21)	347	13	(9)
CommodityRealReturn Strategy Fund®	450	25	79	(101)	303	13	8
Totals	$2,892	$223	$312	$(389)	$2,417	$52	$2

Semiannual Report	September 30, 2008	33

Notes to Financial Statements  (Cont.)

RealRetirementTM 2040 Fund

Underlying Funds	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized (Depreciation)	Market Value 09/30/2008	Dividend Income	Net Capital and Realized Gain (Loss)
Allianz NACM Emerging Markets Opportunities Fund	$60	$0	$0	$(19)	$42	$0	$0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	588	44	0	(109)	523	0	0
RealEstateRealReturn Strategy Fund	450	31	0	(40)	441	0	0
Small Cap StocksPLUS® TR Strategy Fund	414	16	13	(7)	411	2	0
StocksPLUS® Fund	546	50	8	(128)	461	27	1
Total Return Fund	228	11	158	(4)	68	6	(8)
CommodityRealReturn Strategy Fund®	414	35	80	(95)	283	12	9
Totals	$2,700	$187	$259	$(402)	$2,229	$47	$2

RealRetirementTM 2050 Fund

Underlying Funds	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized (Depreciation)	Market Value 09/30/2008	Dividend Income	Net Capital and Realized Gain (Loss)
Allianz NACM Emerging Markets Opportunities Fund	$150	$0	$0	$(46)	$104	$0	$0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	600	28	8	(108)	514	0	1
RealEstateRealReturn Strategy Fund	450	23	0	(40)	433	0	0
Small Cap StocksPLUS® TR Strategy Fund	450	11	60	(7)	396	2	2
StocksPLUS® Fund	870	64	75	(183)	658	44	(17)
Total Return Fund	60	7	30	(2)	33	2	(2)
CommodityRealReturn Strategy Fund®	120	9	26	(27)	79	3	3
Totals	$2,700	$142	$199	$(413)	$2,217	$51	$(13)

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2008, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
RealRetirementTM 2010 Fund	$4,423	$4,403	$299	$141
RealRetirementTM 2020 Fund	4,886	4,863	385	225
RealRetirementTM 2030 Fund	4,918	4,897	244	314
RealRetirementTM 2040 Fund	4,958	4,936	199	275
RealRetirementTM 2050 Fund	4,648	4,627	152	216

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(Unaudited) September 30, 2008

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	RealRetirementTM Fund 2010				RealRetirementTM Fund 2020				RealRetirementTM Fund 2030
	Six Months Ended 09/30/2008		Period from 03/31/2008 to 03/31/2008		Six Months Ended 09/30/2008		Period from 03/31/2008 to 03/31/2008		Six Months Ended 09/30/2008		Period from 03/31/2008 to 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	0	$0	300	$3,000	0	$0	300	$3,000	0	$0	300	$3,000
Administrative Class	1	10	0	0	1	10	0	0	1	10	0	0
Class A	13	132	1	10	20	201	1	10	2	22	1	10
Class C	1	10	0	0	1	10	0	0	3	25	0	0
Class D	0	0	1	10	0	0	1	10	0	0	1	10
Class R	1	10	0	0	1	10	0	0	1	10	0	0
Issued as reinvestment of distributions
Institutional Class	2	18	0	0	1	11	0	0	1	8	0	0
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Class A	0	0	0	0	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0	0	0	0	0
Class D	0	0	0	0	0	0	0	0	0	0	0	0
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	0	0	0	0	0	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Class A	0	0	0	0	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0	0	0	0	0
Class D	0	0	0	0	0	0	0	0	0	0	0	0
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Net increase resulting from Fund share transactions	18	$180	302	$3,020	24	$242	302	$3,020	8	$75	302	$3,020

	RealRetirementTM Fund 2040				RealRetirementTM Fund 2050
	Six Months Ended 09/30/2008		Period from 03/31/2008 to 03/31/2008		Six Months Ended 09/30/2008		Period from 03/31/2008 to 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	0	$0	300	$3,000	0	$0	300	$3,000
Administrative Class	1	10	0	0	1	10	0	0
Class A	2	19	1	10	0	6	1	10
Class C	1	10	0	0	1	10	0	0
Class D	0	0	1	10	0	0	1	10
Class R	1	10	0	0	1	11	0	0
Issued as reinvestment of distributions
Institutional Class	1	6	0	0	1	6	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class A	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0
Class D	0	0	0	0	0	0	0	0
Class R	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	0	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class A	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0
Class D	0	0	0	0	0	0	0	0
Class R	0	0	0	0	0	0	0	0
Net increase resulting from Fund share transactions	6	$55	302	$3,020	4	$43	302	$3,020

Semiannual Report	September 30, 2008	35

Notes to Financial Statements  (Cont.)

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

In October 2007 the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleged that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserted that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint sought to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing was alleged against the PIMCO High Yield Fund. PIMCO High Yield Fund and other non-agent lenders filed motions to dismiss all claims pleaded against them in the amended complaint. On June 27, 2008, the District Court Judge to whom the case was assigned issued an opinion dismissing all claims against the non-agent lenders, including PIMCO High Yield Fund. The Judge held that the plaintiff lacked standing to bring the claims since all creditors of the debtor in the Adelphia bankruptcy were paid in full. It is possible that the plaintiff could seek reconsideration of the Judge’s ruling or appeal the Judge’s decision to a higher court. The non-agent lenders have filed a motion for entry of final judgments pursuant to Federal Rule of Civil Procedure so that the plaintiff can take an immediate appeal of the order that disposes of any remaining claims against the non-agent lenders. It is the intent that the status of the claims against the non-agent lenders can be finally determined by the Second Circuit. No ruling date on the motion has been set.

10.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of September 30, 2008, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

As of September 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
RealRetirementTM 2010 Fund	$8	$(370)	$(362)
RealRetirementTM 2020 Fund	7	(401)	(394)
RealRetirementTM 2030 Fund	7	(419)	(412)
RealRetirementTM 2040 Fund	6	(474)	(468)
RealRetirementTM 2050 Fund	6	(485)	(479)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

36	PIMCO Funds	RealRetirement™ Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CITI	Citigroup, Inc.	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CSFB	Credit Suisse First Boston	MSC	Morgan Stanley
BOA	Bank of America	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BCLY	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
BEAR	Bear Stearns & Co., Inc.	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BNP	BNP Paribas Bank	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.
BSN	Bank of Nova Scotia	LEH	Lehman Brothers, Inc.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	FTSE	Financial Times Stock Exchange	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	LMEX	London Metal Exchange	OTC	Over-the-Counter
CME	Chicago Mercantile Exchange

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CMBX	Commercial Mortgage-Backed Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX.EM	Credit Derivatives Index - Emerging Markets	CPI	Consumer Price Index	HICP	Harmonized Index of Consumer Prices
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIGCI	Dow Jones-AIG Commodity Index	LCDX	Liquid Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIGTR	Dow Jones-AIG Commodity Index Total Return	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	DWRTT	Dow Jones Wilshire REIT Total Return Index	UKRPI	United Kingdom Retail Price Index
CDX.NA	Credit Derivatives Index - North America	EAFE	Europe, Australasia, and Far East Stock Index	USSP	USD Swap Spread
CDX.XO	Credit Derivatives Index - Crossover	eRAFI	enhanced Research Affiliates Fundamental Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	SPDR	Standard & Poor’s Depository Receipts
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMBS	Collateralized Mortgage-Backed Security	JSC	Joint Stock Company	TIIE	Tasa de Interés Interbancaria de Equilibrio
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	WTI	West Texas Intermediate
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International
FFR	Federal Funds Rate	PRIBOR	Prague Interbank Offered Rate

Semiannual Report	September 30, 2008	37

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

38	PIMCO Funds	RealRetirement™ Funds

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement

On August 11, 2008, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2009. The Board also considered and approved for a one-year term through August 31, 2009, a Supervision and Administration Agreement (together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds, which replaced the Funds’ existing Administration Agreement. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2009; and (ii) the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with RALLC, on behalf of PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2009.

The information, material factors and conclusions that formed the basis for the Board’s approvals of the Agreements are described below.

1.	Consideration and Approval of the Supervision and Administration Agreement

At its meeting on July 28, 2008, PIMCO presented the Trustees with a proposal to replace the Trust’s current Administration Agreement with a Supervision and Administration Agreement. The purpose of this change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO has been providing to the Trust. Under the terms of the then existing Administration Agreement and the new Supervision and Administration Agreement, the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. In connection with the proposed Supervision and Administration Agreement, PIMCO also proposed to increase the supervisory and administrative fees for Institutional Class, Administrative Class, and Class P (“Institutional Classes”) of certain Funds—the High Yield, Low Duration, Moderate Duration, and Total Return Funds. The Trustees received materials regarding the enhanced supervisory and administrative services that, under the proposed Supervision and Administration Agreement, PIMCO would be contractually obligated to provide the Trust, as well as materials discussing the rationale for the proposed administrative fee increase for several Funds.

Although the Supervision and Administration Agreement is not an investment advisory contract, the Board determined that it was appropriate to consider the services provided, and the fees paid to PIMCO under the proposed Supervision and Administration Agreement, as part of total compensation received by PIMCO from its relationship with the Funds. In determining to approve the Supervision and Administration Agreement, the Board considered the enhanced services that PIMCO had been providing to the Trust including, but not limited to, its services relating to pricing and valuation; services resulting from regulatory developments affecting the Funds, such as the Rule 38a-1 compliance program, Rule 22c-2 compliance and monitoring and anti-money laundering programs; its services relating to the Funds’ risk management function; and its shareholder services. The Board also noted that PIMCO has recruited, and focused on the retention of, qualified professional staff to provide enhanced supervisory and administrative services. This has included hiring personnel with specialized skills such as pricing, compliance, and legal support personnel that are necessary in light of growing complexity of the Funds’ activities, hiring experienced shareholder servicing personnel, and establishing incentive compensation packages to retain personnel. In light of the increased services being provided and proposed to be provided by PIMCO, the Board determined that the Funds’ Administration Agreement should be replaced with the Supervision and Administration Agreement, which reflects these enhanced services.

In considering the proposed Supervision and Administration Agreement, the Board noted that, PIMCO had, with few exceptions, maintained the Funds’ fees at the same level as implemented when the unified fee was adopted, and had reduced fees for certain Funds in prior years. The Board noted that in the few cases where certain Funds’ fees were increased, such fees were later reduced to the original levels. The Board noted that as part of its consideration of the proposed Supervision and Administration Agreement, it had received historical information regarding these fee reductions. The Board considered PIMCO’s proposal to increase the supervisory and administrative fees for the Institutional Classes of the High Yield, Low Duration, Moderate Duration, and Total Return Funds under the proposed Supervision and Administration Agreement, and noted that the fees for these four funds had not been increased since the inception of the unified fee. The Board noted that PIMCO has voluntarily provided a high level of supervisory and administrative services of increasing complexity in recent years and that these services would be reflected in the Supervision and Administration Agreement. They also noted that the proposed Supervision and Administration Agreement represents PIMCO’s contractual commitment to continue to provide the Funds with these enhanced supervisory and administrative services. The Trustees considered that, under the unified fee structure, PIMCO has absorbed increases in the Funds’ expenses and will continue to do so under the Supervision and Administration Agreement. The Trustees also noted that PIMCO has agreed not to propose increases to the advisory fee and supervisory and administrative fee of the Institutional Classes of the High Yield, Low Duration, Moderate Duration, and Total Return Funds for three years. The Board also considered that the proposed fee increases would not have a material impact on the profitability of PIMCO.

The Board considered comparative fee and data prepared at the Board’s request by Lipper, Inc. (“Lipper”), which compared the fees to be charged to the Funds under the proposed Supervision and Administration Agreement to those fees charged to and expenses borne by similar funds. The Board noted that many other funds pay for supervisory and administrative services under separate arrangements, and thus it is difficult to directly compare the Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds and has been well-received by both institutional and retail investors. The Board noted that, even giving effect to the proposed fee increases for the High Yield, Low Duration, Moderate Duration, and Total Return Funds, the total fees of these funds compared favorably with their Lipper medians for total expenses.

The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund fees that is beneficial to the Funds and their shareholders.

Semiannual Report	September 30, 2008	39

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement  (Cont.)

2.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management services and supervisory and administrative services to the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement and met both as a full Board and as the independent Trustees alone, without management present, at the August 11, 2008 meeting. The Board also met telephonically with management and counsel on July 28, 2008 to discuss the materials presented.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

3.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements.

The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

4.	Investment Performance

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2008 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2008 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 11, 2008 meeting. The Board noted that over 80% of the Funds outperformed their respective Lipper category median over the three-year and longer periods. The

40	PIMCO Funds	RealRetirement™ Funds

Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, and do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category). Due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that a large percentage of the Funds’ Institutional Class assets outperformed the relative benchmark indexes on a net of fees basis over various periods ended March 31, 2008, as indicated in the PIMCO Report, and that, over periods five years and longer, nearly all of the Institutional Class assets have outperformed net of fees. The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO and took note of PIMCO’s plans to monitor performance going forward. The Board considered that despite certain Funds’ underperformance versus the unmanaged benchmarks, these Funds compared favorably versus their peers according to Lipper. The Board also took note of PIMCO’s proposal to reduce the advisory fee for PIMCO Real Return Asset Fund.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

5.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rates PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee and expense ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board noted that as part of its consideration of the renewal of the Agreements, it had received historical information regarding these fee reductions. The Board also noted PIMCO’s proposal to reduce the advisory fees for Real Return Asset Fund and the supervisory and administrative fees for Class D shares of several Funds (All Asset, All Asset All Authority, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), RealEstateRealReturn Strategy, and Real Return Funds). The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable.

6.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in fees due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fee on the Real Return Asset Fund and the supervisory and administrative fees for Class D of several Funds. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

Semiannual Report	September 30, 2008	41

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement  (Cont.)

7.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

8.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Investment Advisory Contract, the Asset Allocation Agreements, and the Sub-Advisory Agreement and approval of the Supervision and Administration Agreement to replace the Administration Agreement. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement are fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds under the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement and that the renewal of the Investment Advisory Contract, the Asset Allocation Agreements, and the Sub-Advisory Agreement and the approval of the Supervision and Administration Agreement was in the best interests of the Funds and their shareholders.

42	PIMCO Funds	RealRetirement™ Funds

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

AZ694SA_23343

**Semiannual Report** September 30, 2008

PIMCO FUNDS

# Private Account Portfolio Series

The Portfolios issue shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act of 1933, as amended (the "Securities Act"). The enclosed Semiannual Report is not an offer to sell, or a solicitation of any offer to buy, any security to the public within the meaning of the Securities Act.

A company of Allianz Global Investors

		Page

Chairman’s Letter		2
Important Information About the Portfolios		4
Benchmark Descriptions		18
Financial Highlights		20
Statements of Assets and Liabilities		24
Statements of Operations		26
Statements of Changes in Net Assets		28
Statements of Cash Flows		31
Notes to Financial Statements		128
Glossary		139
Privacy Policy		140
Approval of Renewal of Investment Advisory Contract and Approval of Supervision and Administration Agreement		141

FUND	Fund Summary	Schedule of Investments

Asset-Backed Securities Portfolio	6	32
Developing Local Markets Portfolio	7	44
Emerging Markets Portfolio	8	53
High Yield Portfolio	9	60
International Portfolio	10	66
Investment Grade Corporate Portfolio	11	72
Mortgage Portfolio	12	83
Municipal Sector Portfolio	13	94
Real Return Portfolio	14	98
Short-Term Portfolio	15	105
Short-Term Portfolio II	16	116
U.S. Government Sector Portfolio	17	121

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We have witnessed unprecedented negative changes in the global financial markets through a series of truly breathtaking events. In the past few months alone, the U.S. Treasury moved to conservatorship the mortgage agencies Fannie Mae and Freddie Mac and took a special financial interest in the very large insurer American International Group. The largest U.S. investment banks have realigned either via merger, recapitalization or transformation into bank-holding companies or have declared bankruptcy. Congress passed the Emergency Economic Stabilization Act in early October, which provides the U.S. Treasury with flexible powers to add financial liquidity and capital where needed. Central banks continue to add substantial liquidity to money markets and several reduced their respective lending rates in a coordinated global effort to help ease the credit crisis. Furthermore, governments worldwide acted to guarantee financial deposits and invest directly in troubled regulated financial institutions.

As we continue to navigate through this period of extreme volatility in credit markets, we will fully inform you on our updated views and strategies regarding market, policy and portfolio changes. Through PIMCO’s disciplined secular and cyclical analysis, we have a keen understanding of the dynamics and implications of the global deleveraging process taking place. PIMCO’s multi-discipline investment process, which focuses on cyclical and secular risks and opportunities across broad numbers of markets, is at the core of our ability to provide global investment solutions and effective risk management, particularly in times of economic and market stress.

We will look back at this market period as one of truly fundamental change to deleverage in global financial markets, and likely changes to the oversight structure. Our highest priority is to best protect and preserve our clients’ assets during these challenging times. At the end of the six-month reporting period ended September 30, 2008, the Portfolios’ net assets stood at more than $30 billion.

Highlights of the financial markets during the six-month reporting period include:

■

The Federal Reserve reduced the Federal Funds Rate once to 2.00%; the European Central Bank raised its overnight rate twice to 4.25%; the Bank of England reduced its key-lending rate once to 5.00%; and the Bank of Japan kept its lending rate at 0.50%. (Outside of the reporting period on October 8, 2008, through a coordinated global effort, the Federal Reserve reduced the Federal Funds Rate to 1.50%; the European Central Bank reduced its overnight rate to 3.75%; and the Bank of England reduced its key-lending rate to 4.50%. Furthermore, on October 29, 2008, the Federal Reserve reduced the Federal Funds Rate by 0.50% to 1.00%, and on November 6, 2008, the European Central Bank reduced its overnight rate to 3.25% and the Bank of England reduced its key-lending rate to 3.00%.)

■

Global government bond yields declined as investors sought shelter from the financial crisis by shifting funds into government-guaranteed sovereign debt. Significant deleveraging depressed valuations of fixed-income and other assets as financial markets experienced the most severe credit crisis since the 1930s. The yield on the ten-year U.S. Treasury increased 0.41% to

2	PIMCO Funds	Private Account Portfolio Series

end the period at 3.82%. The Lehman Brothers U.S. Aggregate Index, a very widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, declined 1.50% for the period.

■

Emerging markets (“EM”) bonds posted negative returns in the face of heightened global risk aversion and worsening financial conditions. However, emerging markets bonds fared better than other fixed-income assets such as U.S. high-yield and U.S. investment-grade issues. Most EM currencies declined versus the U.S. dollar. The impact of weaker currencies was somewhat offset by favorable yield differentials. However, currencies remained the key drivers of negative performance.

■	High grade mortgage-backed securities (“MBS”) fared better than other non-U.S. Treasury sectors, posting a positive absolute return and outperforming U.S. Treasuries on a duration-adjusted basis.

■

Municipal bonds had a particularly difficult six months amidst investors’ strong flight to U.S. Treasuries. The upheaval in the investment banking industry meant that balance sheet capacity in the dealer community contracted as several major players left the market, affecting municipal yields which moved higher. The Lehman Brothers General Municipal Bond Index declined 2.60%.

■

Commodities, as measured by the Dow Jones-AIG Commodity Index Total Return, declined 16.07%, while Treasury Inflation-Protected Securities (“TIPS”), as represented by the Lehman Brothers U.S. TIPS Index, declined 3.81%, as inflation expectations quickly receded.

■

Global equities declined during the period, with the S&P 500 Index declining 10.87%, the European Blue Chip 50 Index (USD Hedged) declining 14.49%, and the MCSI EAFE Net Dividend Index (USD Hedged) declining 14.21%.

On the following pages of this Semiannual Report for the Private Account Portfolio Series (the “Portfolios”), the separate portfolios of the PIMCO Funds, please find specific details as to each Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to help meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

November 7, 2008

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2008	3

Important Information About the Portfolios

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds offering memorandum. Investors should consider the investment objectives, risks, charges and expenses of these Portfolios carefully before investing. This and other information is contained in the Portfolios’ offering memorandum. Please read the offering memorandum carefully before you invest or send money.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Portfolio are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Portfolio.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolios may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, California state-specific risk, New York state-specific risk and short sale risk. A complete description of these and other risks is contained in the Portfolios’ offering memorandum. The Portfolios may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. A non-diversified portfolio may have additional risk and volatility compared to a diversified portfolio. Shareholders of a municipal bond portfolio will, at times, incur a tax liability, as income from such a portfolio may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Portfolio Summary page in this Semiannual Report, the Average Total Return Investment Performance table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Portfolio’s inception.

An investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolios.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolios. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Portfolio, and information about how each Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Portfolios’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, 1-800-927-4648.

4	PIMCO Funds	Private Account Portfolio Series

The following disclosure provides important information regarding each Portfolio’s Expense Example (“Example” or “Expense Example”), which appears on each Portfolio’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Portfolio.

Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory fees, supervisory and administrative fees, and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Portfolios is from April 1, 2008 to September 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information under this heading, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and supervisory and administrative fees such as fees and expenses of the trustees independent and their counsel, extraordinary expenses, and interest expense.

Semiannual Report	September 30, 2008	5

PIMCO Asset-Backed Securities Portfolio

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	30.7%
Asset-Backed Securities	28.8%
Mortgage-Backed Securities	25.2%
Short-Term Instruments	11.7%
Corporate Bonds & Notes	3.4%
Other	0.2%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Portfolio Inception (10/31/00)
Asset-Backed Securities Portfolio	-4.26%	-1.79%	3.75%	5.75%
Citigroup 3-Month Treasury Bill Index	0.83%	2.55%	3.09%	2.92%
Lehman Brothers Asset-Backed Securities Index	-4.49%	-7.04%	1.12%	3.88%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$957.38	$1,021.71
Expenses Paid During Period†	$3.29	$3.40

† Expenses are equal to the net annualized expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Asset-Backed Securities Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of asset-backed securities (“ABS”) of varying maturities, which may be represented by options, futures contracts, or swap agreements.

»	Duration positioning below that of the index early in the period and an overweight later in the period added to returns as the ten-year U.S. Treasury yield increased from 3.41% to 3.82%.

»	A curve-steepening bias detracted from returns as the two-year U.S. Treasury yield rose significantly more than the 30-year U.S. Treasury yield early in the period.

»	An underweight to longer maturity home equity ABS benefited performance as this was the worst performing ABS sector during the period.

»	An underweight to credit card ABS detracted from performance as the sector outperformed the broader index.

»	Exposure to commercial mortgage-backed securities detracted from returns as they underperformed the ABS index.

»	An allocation to agency mortgage-backed securities added to returns as they outperformed ABS during the period.

6	PIMCO Funds	Private Account Portfolio Series

PIMCO Developing Local Markets Portfolio

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

Short-Term Instruments	43.5%
Corporate Bonds & Notes	26.0%
Mortgage-Backed Securities	11.2%
Asset-Backed Securities	7.4%
Foreign Currency-Denominated Issues	3.9%
Other	8.0%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Portfolio Inception (07/30/04)**
Developing Local Markets Portfolio	-8.64%	-3.11%	8.86%
Citigroup 3-Month Treasury Bill Index	0.83%	2.55%	3.52%
Custom JPMorgan Emerging Local Markets Index Plus (ELMI+)	-3.91%	4.32%	10.23%

* Cumulative return. All Portfolio returns are net of fees and expenses.

** The Portfolio began operations on 07/30/04. Index comparisons began on 07/31/04.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$913.65	$1,024.17
Expenses Paid During Period†	$0.86	$0.91

† Expenses are equal to the net annualized expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Developing Local Markets Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in currencies of, or in fixed-income instruments denominated in the currencies of, developing markets. The Portfolio defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high-income Organization for Economic Cooperation and Development (“OECD”) economies for the past five consecutive years.

»	An overweight to China’s reminbi benefited returns as the Chinese sub index outperformed the Custom JPMorgan Emerging Local Markets Index Plus (Unhedged) for the six-month period.

»	An underweight to Romania’s new leu benefited returns as the Romanian sub index underperformed the Custom JPMorgan Emerging Local Markets Index Plus (Unhedged) for the six-month period.

»	An overweight to Brazil’s real detracted from returns as the Brazil sub index underperformed the Custom JPMorgan Emerging Local Markets Index Plus (Unhedged) for the six-month period.

»	An underweight to Argentina’s peso detracted from returns as the Argentina sub index outperformed the Custom JPMorgan Emerging Local Markets Index Plus (Unhedged) for the six-month period.

»	An overweight to Singapore’s dollar detracted from performance as the Singapore sub index underperformed the Custom JPMorgan Emerging Local Markets Index Plus (Unhedged) for the six-month period.

Semiannual Report	September 30, 2008	7

PIMCO Emerging Markets Portfolio

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

Brazil	48.6%
United States	17.2%
Mexico	11.2%
Short-Term Instruments	9.0%
Poland	3.8%
Other	10.2%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (04/03/98)**
Emerging Markets Portfolio	-9.46%	-5.70%	7.14%	12.15%	10.47%
Citigroup 3-Month Treasury Bill Index	0.83%	2.55%	3.09%	3.39%	3.47%
Custom JPMorgan Emerging Local Markets Index Plus (ELMI+)	-3.91%	2.42%	7.82%	8.83%	9.06%

* Cumulative return. All Portfolio returns are net of fees and expenses.

** The Portfolio began operations on 04/03/98. Index comparisons began on 03/31/98.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$905.39	$1,024.47
Expenses Paid During Period†	$0.57	$0.61

† Expenses are equal to the net annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Emerging Markets Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of fixed-income instruments that are economically tied to emerging markets countries, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”), or asset-backed securities (“ABS”).

»	An underweight to the Romania new leu benefited returns as the Romanian sub index underperformed the Custom JPMorgan Emerging Local Markets Index Plus (Unhedged) for the six-month period.

»	An overweight to emerging markets (“EM”) spread duration detracted from performance as EM spreads widened during the six-month period.

»	An underweight to the Argentinean peso detracted from returns as the Argentina sub index outperformed the Custom JPMorgan Emerging Local Markets Index Plus (Unhedged) for the six-month period.

»	An underweight to the Turkish lira detracted from returns as the Turkey sub index outperformed the Custom JPMorgan Emerging Local Markets Index Plus (Unhedged) for the six-month period.

»	An overweight to the Russian ruble detracted from returns as the Russian sub index underperformed the Custom JPMorgan Emerging Local Markets Index Plus (Unhedged) for the six-month period.

8	PIMCO Funds	Private Account Portfolio Series

PIMCO High Yield Portfolio

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

Industrials	36.0%
U.S. Government Agencies	19.3%
Banking & Finance	18.4%
Utilities	12.4%
Short-Term Instruments	1.8%
Other	12.1%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Portfolio Inception (12/08/00)**
High Yield Portfolio	-11.59%	-12.34%	4.52%	4.56%
Citigroup 3-Month Treasury Bill Index	0.83%	2.55%	3.09%	2.89%
Merrill Lynch U.S. High Yield, BB-B Rated Index	-7.36%	-10.07%	4.26%	5.63%

* Cumulative return. All Portfolio returns are net of fees and expenses.

** The Portfolio began operations on 12/08/00. Index comparisons began on 11/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$884.10	$1,024.82
Expenses Paid During Period†	$0.24	$0.25

† Expenses are equal to the net annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The High Yield Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, and which are rated below investment grade, but rated at least B by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	An emphasis on high-grade holdings within the finance sector was a significant detractor from relative performance as the sector came under heavy pressure over the six-month period.

»	Security selection in the energy sector weighed on performance relative to the index as gas distribution companies underperformed the broader index.

»	An underweight to the building products sector detracted from returns as the sector significantly outpaced the overall high-yield market.

»	An underweight to the gaming sector was a strong positive contributor to relative performance as the industry category underperformed significantly.

»	An overweight to the healthcare sector, which remained relatively resilient throughout the volatile period, was a noteworthy positive for performance.

»	Security selection within consumer cyclicals, where auto parts and equipment outperformed the broader sector, added to returns.

»	An underweight to double B-rated bonds relative to single B-rated issues detracted from performance as higher quality significantly outperformed over the period.

Semiannual Report	September 30, 2008	9

PIMCO International Portfolio

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

United States	80.3%
U.S. Treasury Bills	4.8%
Netherlands	3.3%
Certificates of Deposit	2.5%
Other	9.1%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (12/13/89)**
International Portfolio	-10.02%	-5.23%	3.24%	5.70%	7.40%
Citigroup 3-Month Treasury Bill Index	0.83%	2.55%	3.09%	3.39%	4.20%
JPMorgan GBI Global ex-US Index Hedged in USD	0.19%	4.48%	4.27%	4.91%	6.86%

* Cumulative return. All Portfolio returns are net of fees and expenses.

** The Portfolio began operations on 12/13/89. Index comparisons began on 11/30/89.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$899.77	$1,024.47
Expenses Paid During Period†	$0.57	$0.61

† Expenses are equal to the net annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The International Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a portfolio of fixed-income instruments of non-U.S. issuers, representing at least three non-U.S. countries or currencies, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”) or asset-backed securities (“ABS”).

»

An overweight to duration and a curve-steepening bias in the U.K., especially in the first half of the period, detracted from returns as Gilt rates rose and the yield curve flattened during this period.

»	An overweight to duration and a curve-steepening bias in Australia benefited returns as rates fell and the yield curve steepened.

»	A short position in the euro and British pound benefited performance as these currencies depreciated relative to the U.S. dollar.

»

Long positions in emerging markets currencies, such as the Brazilian real, Malaysian ringit, Singapore dollar and South Korean won, detracted from performance as these currencies depreciated versus the U.S. dollar.

10	PIMCO Funds	Private Account Portfolio Series

PIMCO Investment Grade Corporate Portfolio

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

Banking & Finance	59.2%
Industrials	18.4%
Utilities	11.2%
U.S. Government Agencies	5.2%
Short-Term Instruments	2.4%
Short-Term Instruments	1.6%
Other	2.0%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Portfolio Inception (01/26/00)**
Investment Grade Corporate Portfolio	-15.18%	-13.69%	2.64%	6.36%
Citigroup 3-Month Treasury Bill Index	0.83%	2.55%	3.09%	3.18%
Lehman Brothers Credit Investment Grade Index (Ex-Aa3 and Higher)	-8.07%	-6.72%	1.56%	5.17%

* Cumulative return. All Portfolio returns are net of fees and expenses.

** The Portfolio began operations on 01/26/00. Index comparisons began on 01/31/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$848.22	$1,024.77
Expenses Paid During Period†	$0.28	$0.30

† Expenses are equal to the net annualized expense ratio of 0.06%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Investment Grade Corporate Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of investment grade corporate fixed-income instruments of varying maturities, which may be represented by options, futures contracts, and/or swap agreements.

»

The Portfolio’s duration positioning generated a positive contribution to performance over the six-month period, due to the Portfolio’s underweight duration positioning during the second quarter when rates rose, and an overweight duration positioning in the third quarter when rates fell.

»	The Portfolio’s yield curve bias detracted from returns as the yield curve flattened.

»	Above-index exposure to the natural gas sector, which outperformed during the period, added to the Portfolio’s returns.

»	An overweight exposure to brokerage bonds detracted from performance as these bonds underperformed during the period.

»	Below-index exposure to the relatively poor performing energy sector benefited performance.

»	The Portfolio’s overweight allocation to banking securities detracted from returns as this group of bonds underperformed over the period.

»	An underweight to consumer non-cyclicals detracted from performance as this sector performed well over the year.

»	An underweight exposure to home construction bonds, which outperformed during the period, detracted from performance.

Semiannual Report	September 30, 2008	11

PIMCO Mortgage Portfolio

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	82.8%
Mortgage-Backed Securities	7.8%
Asset-Backed Securities	4.1%
U.S. Treasury Obligations	2.9%
Short-Term Instruments	2.2%
Other	0.2%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Portfolio Inception (01/31/00)
Mortgage Portfolio	0.68%	5.85%	5.05%	6.90%
Citigroup 3-Month Treasury Bill Index	0.83%	2.55%	3.09%	3.18%
Lehman Brothers Mortgage Index	1.39%	7.20%	4.87%	6.38%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$1,006.82	$1,021.91
Expenses Paid During Period†	$3.17	$3.19

† Expenses are equal to the net annualized expense ratio of 0.63%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Mortgage Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related securities of varying maturities, which may be represented by options, futures contracts, swap agreements, or asset-backed securities (“ABS”).

»	Exposure to commercial mortgage-backed securities detracted from returns as they lagged fixed-rate mortgage-backed securities.

»	A curve-steepening bias detracted from returns as the two-year U.S. Treasury yield rose significantly more than the 30-year U.S. Treasury yield early in the period.

»	An increasing overweight to mortgage spread duration detracted from returns as mortgage spreads increased over the latter half of the period.

»

An overweight to 30-year conventional mortgage-backed securities (Federal National Mortgage Association and Federal Home Loan Mortgage Corporation) added to performance as they outperformed the broader index.

»	Exposure to short-maturity home equity asset-backed securities detracted from performance as they underperformed fixed-rate mortgage backed securities over the period.

12	PIMCO Funds	Private Account Portfolio Series

PIMCO Municipal Sector Portfolio

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

California	24.5%
Texas	21.4%
Illinois	6.4%
Nevada	5.2%
Other	42.5%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Portfolio Inception (08/21/00)**
Municipal Sector Portfolio	-7.49%	-11.38%	1.15%	3.49%
Citigroup 3-Month Treasury Bill Index	0.83%	2.55%	3.09%	2.99%
Lehman Brothers Long Municipal Bond Index	-6.03%	-9.55%	2.45%	4.44%

* Cumulative return. All Portfolio returns are net of fees and expenses.

** The Portfolio began operations on 08/21/00. Index comparisons began on 08/31/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
Beginning Account Value (04/01/08)	$1,000.00		$1,000.00
Ending Account Value (09/30/08)	$925.13		$1,021.81
Expenses Paid During Period(a)	$3.14	(c)	$3.29	(c)
Expense Paid During Period, Excluding Interest Expense for Floating Rate Notes(b)	$0.24		$0.25

(a) Expenses for the Portfolio are equal to the net annualized expense ratio of 0.65% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(b) Expenses for the Portfolio are equal to the net annualized expense ratio of 0.05% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(c) Includes non-cash interest expense of $2.90 for Actual Performance and $3.04 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Portfolio, but instead is offset by additional interest income recorded by the Portfolio in an inverse floating rate transaction accounted for as a secured borrowing. Refer to Note 2(n) in the Notes to Financial Statements for additional information regarding inverse floating rate transactions.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Municipal Sector Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of fixed-income securities of varying maturities issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities (“Municipal Securities”), or in instruments that provide exposure to the Municipal Securities sector, such as options, futures contracts, or swap agreements.

»	The Portfolio’s average credit quality was AA at the end of the six-month period versus the benchmark’s average of AA3/AA1.

»

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; as the Lehman Brothers Municipal Bond Index returned -2.60%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned -1.50% and 0.15%, respectively.

»	The Portfolio’s effective duration was managed below that of its benchmark throughout the period, which benefited performance as municipal yields increased across intermediate and longer maturities.

»	Exposure to long-dated municipal bonds detracted from performance as the Long Municipal Index underperformed the general Municipal Bond Index by over 3.50%.

»	Yield curve positioning detracted from performance as the yield curve steepened over the period.

Semiannual Report	September 30, 2008	13

PIMCO Real Return Portfolio

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Treasury Obligations	56.0%
U.S. Government Agencies	25.8%
Corporate Bonds & Notes	8.1%
Short-Term Instruments	6.4%
Mortgage-Backed Securities	1.6%
Other	2.1%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Portfolio Inception (04/28/00)**
Real Return Portfolio	-8.98%	0.82%	4.27%	7.72%
Citigroup 3-Month Treasury Bill Index	0.83%	2.55%	3.09%	3.11%
Lehman Brothers U.S. TIPS Index	-3.81%	6.20%	5.15%	7.55%

* Cumulative return. All Portfolio returns are net of fees and expenses.

** The Portfolio began operations on 04/28/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$910.20	$1,024.82
Expenses Paid During Period†	$0.24	$0.25

† Expenses are equal to the net annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Real Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by options, futures contracts, or swap agreements.

»	An underweight to U.S. Treasury Inflation-Protected Securities (“TIPS”) duration benefited performance as the ten-year U.S. TIPS real yield rose.

»	Holdings of U.S. mortgage-backed securities benefited performance as they outperformed like-duration U.S. Treasuries.

»	Holdings of U.S. corporate securities in the financial sector detracted from performance as they significantly underperformed like-duration U.S. Treasuries.

»	A U.S yield curve-steepening bias detracted from performance as the two-year U.S. Treasury yield rose more than the 30-year U.S. Treasury yield.

»	An emphasis on nominal bonds versus inflation-linked bonds (“ILBs”) in the U.K. detracted from performance as nominal bonds underperformed ILBs in the U.K.

»	A U.K. yield curve-steepening bias detracted from performance as the two-year U.K. Gilt yield rose more than the 30-year yield.

14	PIMCO Funds	Private Account Portfolio Series

PIMCO Short-Term Portfolio

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

Mortgage-Backed Securities	35.1%
U.S. Government Agencies	27.4%
Asset-Backed Securities	16.1%
Corporate Bonds & Notes	15.2%
Short-Term Instruments	5.4%
Sovereign Issues	0.7%
Other	0.1%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Portfolio Inception (04/20/00)**
Short-Term Portfolio	-3.03%	-5.81%	1.47%	3.00%
Citigroup 3-Month Treasury Bill Index	0.83%	2.55%	3.09%	3.11%
3 Month LIBOR Index	1.38%	3.95%	3.66%	3.57%

* Cumulative return. All Portfolio returns are net of fees and expenses.

** The Portfolio began operations on 04/20/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$969.73	$1,024.02
Expenses Paid During Period†	$1.04	$1.07

† Expenses are equal to the net annualized expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Short-Term Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Positions in asset-backed securities, including commercial mortgage-backed securities, detracted from performance as spreads in these sectors widened significantly over the period.

»	Exposure to investment-grade corporates detracted from performance as spreads widened and the sector underperformed U.S. Treasuries.

»	Above-benchmark duration slightly detracted from returns as interest rates rose across the yield curve for the period.

»	Exposure to agency mortgage-backed securities benefited performance as this sector outperformed U.S. Treasuries.

Semiannual Report	September 30, 2008	15

PIMCO Short-Term Portfolio II

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	57.2%
Corporate Bonds & Notes	17.7%
Mortgage-Backed Securities	9.3%
Short-Term Instruments	5.1%
Asset-Backed Securities	3.8%
Other	6.9%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Portfolio Inception (03/17/03)**
Short-Term Portfolio II	0.20%	-0.86%	2.69%	2.71%
Citigroup 3-Month Treasury Bill Index	0.83%	2.55%	3.09%	2.91%
3 Month LIBOR Index	1.38%	3.95%	3.66%	3.44%

* Cumulative return. All Portfolio returns are net of fees and expenses.

** The Portfolio began operations on 03/17/03. Index comparisons began on 03/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$1,001.99	$1,018.95
Expenses Paid During Period†	$6.12	$6.17

† Expenses are equal to the net annualized expense ratio of 1.22%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Short-Term Portfolio II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Above-benchmark duration slightly detracted from returns as interest rates rose across the yield curve.

»	Money market futures security selection benefited performance as these securities gained in value over the period.

»	Positions in spread sectors, including asset-backed securities and corporate bonds, were the primary drivers of underperformance as spreads widened significantly in these sectors.

»	Exposure to agency mortgage-backed securities benefited performance as this sector outperformed U.S. Treasuries.

»	Exposure to U.K. short-term rates during the first quarter of 2008 had a modestly positive impact on performance as rates fell.

16	PIMCO Funds	Private Account Portfolio Series

PIMCO U.S. Government Sector Portfolio

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Treasury Obligations	29.5%
U.S. Government Agencies	26.0%
Mortgage-Backed Securities	14.8%
Asset-Backed Securities	10.0%
Short-Term Instruments	10.0%
Corporate Bonds & Notes	6.8%
Other	2.9%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Portfolio Inception (01/31/00)
U.S. Government Sector Portfolio	-2.22%	19.69%	7.19%	9.36%
Citigroup 3-Month Treasury Bill Index	0.83%	2.55%	3.09%	3.18%
Lehman Brothers Government Bond Index	-0.03%	7.90%	4.34%	6.45%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$977.81	$1,024.67
Expenses Paid During Period†	$0.40	$0.41

† Expenses are equal to the net annualized expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The U.S. Government Sector Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities of varying maturities, or in securities that provide exposure to the U.S. government securities sector, such as options, futures contracts, swap agreements, or mortgage-backed securities (“MBS”).

»	Duration positioning during the six-month period detracted from relative performance. An above-index duration during the time period detracted value as yields rose across all maturities.

»	A curve-steepening bias during the period detracted from performance as the two- to 30-year yield spread flattened over the previous six months.

»	An allocation to intermediate maturity interest rate swaps during the period detracted from relative performance as spreads for these maturities widened.

»	An out-of-benchmark allocation to long-agency debentures detracted from performance as they underperformed like-duration U.S. Treasuries over the period.

»	Exposure to corporates detracted from results as they underperformed compared to like-duration U.S. Treasuries during the period.

»	An out-of-benchmark allocation to mortgages benefited the Portfolio as they outperformed U.S. Treasuries for the period.

Semiannual Report	September 30, 2008	17

Benchmark Descriptions

Index	Description

3 Month LIBOR Index	3 Month LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Custom JPMorgan Emerging Local Markets Index Plus (ELMI+)	Custom JPMorgan Emerging Local Markets Index Plus (ELMI+) consists of custom weights of selected countries within the JPMorgan Emerging Local Markets Index Plus. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Dow Jones-AIG Commodity Index Total Return	Dow Jones-AIG Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

European Blue Chip 50 Index (Hedged)	European Blue Chip 50 Index (Hedged) is a capitalization—weighted index of 50 European blue—chips stocks from those countries participating in the EMU (European Monetary Union). It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan GBI Global ex-U.S. Index Hedged in USD	JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. Dollars of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Asset-Backed Securities Index*	Lehman Brothers Asset-Backed Securities Index has 5 subsectors: credit and charge cards, autos, home equity loans, utility, and manufactured housing. The index includes pass-through, bullet, and controlled amortization structures. It includes only the senior class of each ABS issue; subordinate tranches are not included. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Credit Investment Grade Index (Ex-Aa3 and Higher)*	Lehman Brothers Credit Investment Grade Index (Ex-Aa3 and Higher) consists of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Government Bond Index*	Lehman Brothers Government Bond Index is an unmanaged index consists of securities issued by the U.S. Government with a maturity of one year or more. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Long Municipal Bond Index*	Lehman Brothers Long Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Mortgage Index*	Lehman Brothers Mortgage Index is an unmanaged index market representing fixed rate mortgages issued by GNMA, FNMA and FHLMC. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Municipal Bond Index*	Lehman Brothers Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Treasury Index*	Lehman Brothers Treasury Index consists of public obligations of the U.S. Treasury with a remaining maturity of one year or more. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

18	PIMCO Funds	Private Account Portfolio Series

Index	Description

Lehman Brothers U.S. Aggregate Index*	Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. TIPS Index*	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Merrill Lynch U.S. High Yield, BB-B Rated Index	Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in an unmanaged index.

MSCI EAFE Net Dividend Hedged USD Index	MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

*	Effective November 1, 2008, “Barclays Capital” replaces “Lehman Brothers” in the name of the Index.

Semiannual Report	September 30, 2008	19

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Asset-Backed Securities Portfolio
09/30/2008+	$10.80	$0.33	$(0.79)	$(0.46)	$(0.27)	$0.00
03/31/2008	10.66	0.59	0.06	0.65	(0.51)	0.00
03/31/2007	10.47	0.60	0.15	0.75	(0.56)	0.00
03/31/2006	10.57	0.55	(0.13)	0.42	(0.52)	0.00
03/31/2005	10.79	0.43	(0.18)	0.25	(0.47)	0.00
03/31/2004	11.00	0.38	0.12	0.50	(0.44)	(0.27)

Developing Local Markets Portfolio
09/30/2008+	$11.99	$0.29	$(1.31)	$(1.02)	$(0.34)	$0.00
03/31/2008	11.55	0.64	1.12	1.76	(0.91)	(0.41)
03/31/2007	11.17	0.60	0.60	1.20	(0.51)	(0.31)
03/31/2006	10.98	0.42	0.47	0.89	(0.29)	(0.41)
7/30/2004 - 03/31/2005	10.00	0.15	1.04	1.19	(0.21)	0.00

Emerging Markets Portfolio
09/30/2008+	$10.77	$0.41	$(1.42)	$(1.01)	$(0.54)	$0.00
03/31/2008	11.20	0.65	(0.01)	0.64	(0.95)	(0.12)
03/31/2007	11.32	0.68	0.53	1.21	(0.74)	(0.59)
03/31/2006	10.92	0.70	0.84	1.54	(0.71)	(0.43)
03/31/2005	11.43	0.54	0.29	0.83	(0.81)	(0.53)
03/31/2004	11.81	0.68	1.47	2.15	(0.88)	(1.65)

High Yield Portfolio
09/30/2008+	$8.06	$0.34	$(1.24)	$(0.90)	$(0.36)	$0.00
03/31/2008	8.55	0.63	(0.45)	0.18	(0.62)	(0.05)
03/31/2007	8.32	0.64	0.15	0.79	(0.56)	0.00
03/31/2006	8.25	0.64	0.05	0.69	(0.62)	0.00
03/31/2005	8.37	0.61	0.06	0.67	(0.79)	0.00
03/31/2004	7.72	0.68	0.80	1.48	(0.83)	0.00

International Portfolio
09/30/2008+	$4.58	$0.08	$(0.54)	$(0.46)	$(0.09)	$0.00
03/31/2008	4.53	0.21	0.10	0.31	(0.26)	0.00
03/31/2007	5.06	0.18	(0.05)	0.13	(0.66)	0.00
03/31/2006	5.86	0.14	0.02	0.16	(0.66)	(0.30)
03/31/2005	5.91	0.11	0.36	0.47	(0.26)	(0.26)
03/31/2004	7.22	0.22	0.46	0.68	(0.92)	(1.07)

Investment Grade Corporate Portfolio
09/30/2008+	$9.86	$0.29	$(1.77)	$(1.48)	$(0.26)	$0.00
03/31/2008	10.03	0.58	(0.20)	0.38	(0.53)	(0.02)
03/31/2007	9.77	0.60	0.27	0.87	(0.61)	0.00
03/31/2006	9.74	0.57	0.09	0.66	(0.60)	(0.03)
03/31/2005	11.11	0.58	(0.03)	0.55	(0.68)	(1.24)
03/31/2004	10.88	0.76	0.85	1.61	(0.95)	(0.43)

Mortgage Portfolio
09/30/2008+	$10.63	$0.31	$(0.24)	$0.07	$(0.28)	$0.00
03/31/2008	10.45	0.60	0.15	0.75	(0.57)	0.00
03/31/2007	10.29	0.57	0.17	0.74	(0.58)	0.00
03/31/2006	10.39	0.49	(0.16)	0.33	(0.42)	(0.01)
03/31/2005	10.67	0.36	0.08	0.44	(0.47)	(0.17)
03/31/2004	10.89	0.34	0.18	0.52	(0.46)	(0.28)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

20	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.27)	$10.07	(4.26)%	$967,033	0.67	%*	0.05	%*	6.30	%*	56%
0.00	(0.51)	10.80	6.21	1,102,173	0.82		0.05		5.39		87
0.00	(0.56)	10.66	7.30	533,748	1.83		0.05		5.71		49
0.00	(0.52)	10.47	4.06	314,685	1.57		0.05		5.19		67
0.00	(0.47)	10.57	2.34	211,671	0.51		0.05		3.98		79
0.00	(0.71)	10.79	4.69	211,206	0.12		0.05		3.51		379

$0.00	$(0.34)	$10.63	(8.64)%	$428,825	0.18	%*	0.12	%*	4.90	%*	84%
0.00	(1.32)	11.99	15.76	865,101	0.12		0.12		5.28		144
0.00	(0.82)	11.55	11.02	348,637	0.12		0.12		5.29		15
0.00	(0.70)	11.17	8.36	204,449	0.12		0.12		3.78		9
0.00	(0.21)	10.98	11.98	127,000	0.12	*	0.12	*	2.13	*	199

$0.00	$(0.54)	$9.22	(9.46)%	$771,226	0.12	%*	0.12	%*	7.77	%*	137%
0.00	(1.07)	10.77	6.10	1,734,503	0.13		0.12		5.93		333
0.00	(1.33)	11.20	11.12	947,267	0.12		0.12		6.01		224
0.00	(1.14)	11.32	14.44	1,092,908	0.13		0.12		6.09		301
0.00	(1.34)	10.92	7.50	1,522,558	0.12		0.12		4.81		449
0.00	(2.53)	11.43	19.28	1,269,208	0.13		0.12		5.61		419

$0.00	$(0.36)	$6.80	(11.59)%	$703,368	0.05	%*	0.05	%*	8.38	%*	185%
0.00	(0.67)	8.06	2.18	1,311,402	0.05		0.05		7.58		263
0.00	(0.56)	8.55	9.89	360,207	0.05		0.05		7.55		184
0.00	(0.62)	8.32	8.57	317,019	0.05		0.05		7.66		114
0.00	(0.79)	8.25	8.24	211,569	0.05		0.05		7.20		117
0.00	(0.83)	8.37	19.75	177,339	0.06		0.05		8.30		128

$0.00	$(0.09)	$4.03	(10.02)%	$2,186,972	0.12	%*	0.12	%*	3.79	%*	330%
0.00	(0.26)	4.58	7.12	3,292,982	0.12		0.12		4.70		591
0.00	(0.66)	4.53	2.67	2,496,716	0.12		0.12		3.65		674
0.00	(0.96)	5.06	3.11	1,890,305	0.12		0.12		2.57		967
0.00	(0.52)	5.86	8.39	2,662,343	0.12		0.12		1.96		288
0.00	(1.99)	5.91	11.49	3,168,509	0.14		0.12		3.31		763

$0.00	$(0.26)	$8.12	(15.18)%	$3,853,978	0.06	%*	0.05	%*	5.94	%*	71%
0.00	(0.55)	9.86	3.92	3,750,811	0.05		0.05		5.83		93
0.00	(0.61)	10.03	9.21	1,165,111	0.05		0.05		6.03		32
0.00	(0.63)	9.77	6.85	1,052,499	0.05		0.05		5.81		49
0.00	(1.92)	9.74	5.03	976,440	0.05		0.05		5.46		22
0.00	(1.38)	11.11	15.23	1,306,285	0.05		0.05		6.70		90

$0.00	$(0.28)	$10.42	0.68%	$14,297,473	0.63	%*	0.05	%*	5.84	%*	469%
0.00	(0.57)	10.63	7.40	13,802,040	1.25		0.05		5.72		604
0.00	(0.58)	10.45	7.32	9,284,142	0.26		0.05		5.52		668
0.00	(0.43)	10.29	3.16	13,131,692	0.05		0.05		4.70		616
(0.08)	(0.72)	10.39	3.43	8,805,626	0.05		0.05		3.36		725
0.00	(0.74)	10.67	4.93	4,112,744	0.05		0.05		3.19		823

Semiannual Report	September 30, 2008	21

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Municipal Sector Portfolio
09/30/2008+	$9.40	$0.25	$(0.94)	$(0.69)	$(0.26)	$0.00
03/31/2008	10.53	0.48	(1.06)	(0.58)	(0.45)	(0.10)
03/31/2007	10.27	0.51	0.22	0.73	(0.47)	0.00
03/31/2006	10.14	0.46	0.14	0.60	(0.47)	0.00
03/31/2005	10.45	0.45	(0.25)	0.20	(0.46)	(0.05)
03/31/2004	10.15	0.49	0.27	0.76	(0.46)	0.00

Real Return Portfolio
09/30/2008+	$11.35	$0.27	$(1.28)	$(1.01)	$(0.26)	$0.00
03/31/2008	10.49	0.67	0.84	1.51	(0.65)	0.00
03/31/2007	10.46	0.42	0.11	0.53	(0.42)	(0.08)
03/31/2006	11.40	0.62	(0.48)	0.14	(0.76)	(0.32)
03/31/2005	11.94	0.42	(0.03)	0.39	(0.60)	(0.33)
03/31/2004	11.43	0.35	0.96	1.31	(0.35)	(0.45)

Short-Term Portfolio
09/30/2008+	$9.19	$0.22	$(0.49)	$(0.27)	$(0.23)	$0.00
03/31/2008	9.81	0.50	(0.61)	(0.11)	(0.51)	0.00
03/31/2007	9.72	0.52	0.02	0.54	(0.45)	0.00
03/31/2006	9.77	0.37	(0.01)	0.36	(0.41)	0.00
03/31/2005	9.85	0.20	(0.04)	0.16	(0.23)	(0.01)
03/31/2004	9.83	0.16	0.03	0.19	(0.15)	(0.02)

Short-Term Portfolio II
09/30/2008+	$9.12	$0.26	$(0.24)	$0.02	$(0.28)	$0.00
03/31/2008	10.05	0.55	(0.39)	0.16	(1.09)	0.00
03/31/2007	10.01	0.51	0.00	0.51	(0.47)	0.00
03/31/2006	10.08	0.37	0.02	0.39	(0.46)	0.00
03/31/2005	10.11	0.20	0.00	0.20	(0.22)	(0.01)
03/31/2004	10.02	0.12	0.07	0.19	(0.10)	0.00

U.S. Government Sector Portfolio
09/30/2008+	$12.96	$0.26	$(0.55)	$(0.29)	$(0.27)	$0.00
03/31/2008	10.59	0.56	2.45	3.01	(0.64)	0.00
03/31/2007	10.38	0.53	0.19	0.72	(0.51)	0.00
03/31/2006	10.68	0.42	(0.30)	0.12	(0.40)	(0.02)
03/31/2005	11.26	0.26	(0.25)	0.01	(0.26)	(0.33)
03/31/2004	10.89	0.22	0.38	0.60	(0.23)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

22	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.26)	$8.45	(7.49)%	$338,617	0.65	%*	0.05	%*	5.27	%*	21%
0.00	(0.55)	9.40	(5.67)	389,284	1.43		0.05		4.81		46
0.00	(0.47)	10.53	7.26	267,835	1.25		0.05		4.87		79
0.00	(0.47)	10.27	5.98	371,200	0.90		0.05		4.45		49
0.00	(0.51)	10.14	1.95	343,054	0.38		0.05		4.41		84
0.00	(0.46)	10.45	7.59	368,097	0.22		0.05		4.74		94

$0.00	$(0.26)	$10.08	(8.98)%	$387,009	0.05	%*	0.05	%*	4.84	%*	839%
0.00	(0.65)	11.35	15.04	700,395	0.05		0.05		6.31		954
0.00	(0.50)	10.49	5.21	912,909	0.05		0.05		3.97		561
0.00	(1.08)	10.46	1.07	964,745	0.05		0.05		5.48		414
0.00	(0.93)	11.40	3.47	1,689,226	0.05		0.05		3.65		447
0.00	(0.80)	11.94	11.85	1,422,613	0.05		0.05		3.03		372

$0.00	$(0.23)	$8.69	(3.03)%	$2,750,154	0.21	%*	0.05	%*	4.69	%*	118%
0.00	(0.51)	9.19	(1.21)	3,464,321	0.53		0.05		5.20		317
0.00	(0.45)	9.81	5.67	5,475,245	0.18		0.05		5.27		121
0.00	(0.41)	9.72	3.71	1,383,307	0.05		0.05		3.75		205
0.00	(0.24)	9.77	1.60	2,914,175	0.05		0.05		2.00		283
0.00	(0.17)	9.85	1.96	4,226,476	0.05		0.05		1.59		280

$0.00	$(0.28)	$8.86	0.20%	$59,209	1.22	%*	0.05	%*	5.71	%*	313%
0.00	(1.09)	9.12	1.56	70,650	0.58		0.05		5.51		365
0.00	(0.47)	10.05	5.23	583,827	0.05		0.05		5.09		123
0.00	(0.46)	10.01	3.90	481,318	0.05		0.05		3.65		109
0.00	(0.23)	10.08	2.02	1,626,755	0.05		0.05		2.01		326
0.00	(0.10)	10.11	1.97	2,413,972	0.05		0.05		1.20		232

$0.00	$(0.27)	$12.40	(2.22)%	$3,604,487	0.08	%*	0.05	%*	4.04	%*	450%
0.00	(0.64)	12.96	29.67	4,146,692	0.11		0.05		5.06		533
0.00	(0.51)	10.59	7.09	8,037,047	0.05		0.05		5.03		361
0.00	(0.42)	10.38	1.04	6,869,541	0.05		0.05		3.88		628
0.00	(0.59)	10.68	0.11	7,553,665	0.05		0.05		2.32		366
0.00	(0.23)	11.26	5.56	7,226,151	0.05		0.05		2.03		709

Semiannual Report	September 30, 2008	23

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Asset-Backed Securities Portfolio	Developing Local Markets Portfolio	Emerging Markets Portfolio	High Yield Portfolio

Assets:
Investments, at value	$1,388,947	$310,274	$771,184	$868,637
Repurchase agreements, at value	50,800	146,400	571	1,325
Cash	9,844	1,549	11,176	12,873
Deposits with counterparty	4,963	194	1,691	1,671
Foreign currency, at value	0	1,007	10,955	922
Receivable for investments sold	51,898	42,074	179,651	172,877
Receivable for investments sold on a delayed-delivery basis	0	0	0	0
Receivable for Portfolio shares sold	0	0	0	0
Interest and dividends receivable	5,408	1,974	15,794	17,166
Variation margin receivable	0	0	114	0
Swap premiums paid	4,076	18	740	1,851
Unrealized appreciation on foreign currency contracts	0	38,091	55,946	881
Unrealized appreciation on swap agreements	39,866	692	1,900	1,586
Other assets	669	0	0	0
	1,556,471	542,273	1,049,722	1,079,789

Liabilities:
Payable for the reverse repurchase agreements	$303,339	$0	$0	$0
Payable for investments purchased	158,981	6,375	13,234	335,314
Payable for investments purchased on a delayed-delivery basis	0	0	0	0
Payable for short sales	3,844	42,021	177,335	0
Payable for floating rate notes issued	0	0	0	0
Payable for Portfolio shares redeemed	1,770	8,897	5,604	2,420
Dividends payable	0	0	0	1
Overdraft due to custodian	0	0	0	0
Written options outstanding	0	0	0	21,148
Accrued investment advisory fee	15	6	13	13
Accrued administrative fee	23	27	65	19
Variation margin payable	2,406	73	335	745
Swap premiums received	84,162	1,139	2,571	2,941
Unrealized depreciation on foreign currency contracts	0	51,417	62,965	39
Unrealized depreciation on swap agreements	34,142	3,176	15,974	13,587
Other liabilities	756	317	400	194
	589,438	113,448	278,496	376,421

Net Assets	$967,033	$428,825	$771,226	$703,368

Net Assets Consist of:
Paid in capital	$1,029,109	$439,407	$932,795	$848,461
Undistributed (overdistributed) net investment income	15,091	(9,897)	(26,559)	11,379
Accumulated undistributed net realized gain (loss)	29,356	34,135	(32,495)	4,386
Net unrealized appreciation (depreciation)	(106,523)	(34,820)	(102,515)	(160,858)
	$967,033	$428,825	$771,226	$703,368

Shares Issued and Outstanding:	95,997	40,326	83,645	103,424
Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)	$10.07	$10.63	$9.22	$6.80
Cost of Investments Owned	$1,513,984	$328,790	$848,496	$1,008,975
Cost of Repurchase Agreements Owned	$50,800	$146,400	$571	$1,325
Cost of Foreign Currency Held	$0	$1,056	$12,108	$960
Proceeds Received on Short Sales	$3,829	$41,729	$175,981	$0
Premiums Received on Written Options	$0	$0	$0	$11,658

24	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

International Portfolio	Investment Grade Corporate Portfolio	Mortgage Portfolio	Municipal Sector Portfolio	Real Return Portfolio	Short-Term Portfolio	Short-Term Portfolio II	U.S. Government Sector Portfolio

$1,903,286	$3,999,885	$29,165,470	$411,015	$995,274	$3,184,861	$91,473	$5,052,895
42,500	65,705	256,242	0	8,373	38,769	0	330,411
218,076	121,734	50,706	0	24,644	91,639	1,236	147,895
16,673	5,954	132,879	0	6,507	400	1,265	112,985
40,994	0	0	0	4,523	0	209	0
1,024,443	234,047	20,136,025	2,137	506,812	677,892	39,640	1,151,519
0	0	203,598	0	0	0	0	0
1,700	0	6,000	10,000	0	27,000	0	0
7,547	75,874	84,531	6,802	7,380	14,545	556	27,363
3,892	0	0	0	159	2,522	2	5,734
33,833	5,049	28,314	617	1,720	2,325	174	228
37,710	0	0	0	682	0	687	0
62,808	48,956	272,681	0	6,029	25,865	422	61,012
0	0	0	0	140	0	50	11,311
3,393,462	4,557,204	50,336,446	430,571	1,562,243	4,065,818	135,714	6,901,353

$5,005	$165,067	$4,528,777	$0	$0	$496,555	$26,036	$263,120
165,965	58,730	23,470,692	16,258	369,986	225,831	16,050	700,147
0	15,347	0	0	559,416	0	0	1,544,611
870,934	264,315	7,356,497	0	212,176	468,733	31,718	487,678
0	0	0	49,834	0	0	0	0
7,700	15,710	118,160	1,090	0	11,390	0	16,800
0	0	3	0	0	0	0	0
0	0	0	15,707	0	0	0	0
0	25,068	899	0	1,376	3,379	709	44,368
35	68	229	6	7	44	1	59
176	102	344	9	10	66	1	89
130	7,132	0	0	3	2,522	411	100,432
46,170	21,060	190,602	2,557	9,111	80,579	202	95,591
61,226	0	0	0	454	0	668	0
47,833	130,533	358,158	4,878	21,192	25,424	658	37,407
1,316	94	14,612	1,615	1,503	1,141	51	6,564
1,206,490	703,226	36,038,973	91,954	1,175,234	1,315,664	76,505	3,296,866

$2,186,972	$3,853,978	$14,297,473	$338,617	$387,009	$2,750,154	$59,209	$3,604,487

$2,634,866	$4,666,472	$14,437,400	$388,613	$385,605	$3,145,737	$68,835	$3,026,144
51,702	22,908	120,948	3,279	3,964	30,374	335	15,254
(387,413)	(5,443)	(5,510)	(4,153)	35,853	(110,213)	(7,257)	736,771
(112,183)	(829,959)	(255,365)	(49,122)	(38,413)	(315,744)	(2,704)	(173,682)
$2,186,972	$3,853,978	$14,297,473	$338,617	$387,009	$2,750,154	$59,209	$3,604,487

542,833	474,500	1,371,634	40,068	38,377	316,518	6,684	290,554

$4.03	$8.12	$10.42	$8.45	$10.08	$8.69	$8.86	$12.40
$2,002,817	$4,733,050	$29,403,288	$453,854	$1,017,073	$3,502,612	$94,442	$5,342,124
$42,500	$65,705	$256,242	$0	$8,373	$38,769	$0	$330,411
$41,352	$0	$0	$0	$4,695	$0	$216	$0
$866,924	$262,886	$7,418,655	$0	$209,662	$464,553	$31,471	$484,700
$0	$13,342	$889	$0	$1,043	$4,119	$787	$55,360

Semiannual Report	September 30, 2008	25

Statements of Operations

Six Months Ended September 30, 2008 (Unaudited)

(Amounts in thousands)	Asset-Backed Securities Portfolio	Developing Local Markets Portfolio	Emerging Markets Portfolio	High Yield Portfolio

Investment Income:
Interest, net of foreign taxes*	$35,846	$13,656	$46,142	$43,551
Dividends	0	0	0	547
Miscellaneous income	0	0	9	1
Total Income	35,846	13,656	46,151	44,099

Expenses:
Investment advisory fees	103	54	118	105
Administrative fees	154	269	588	158
Trustees’ fees	1	0	1	1
Interest expense	3,188	154	0	6
Miscellaneous expense	3	2	2	2
Total Expenses	3,449	479	709	272

Net Investment Income	32,397	13,177	45,442	43,827

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	80	(177)	1,334	(14,288)
Net realized gain (loss) on futures contracts, written options and swaps	22,108	(6,185)	(62,663)	(1,367)
Net realized gain (loss) on foreign currency transactions	0	30,613	22,938	1,509
Net change in unrealized (depreciation) on investments	(62,067)	(10,338)	(71,920)	(122,373)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(35,601)	(1,203)	32,102	11,926
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(56,104)	(57,900)	1,028
Net (Loss)	(75,480)	(43,394)	(136,109)	(123,565)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(43,083)	$(30,217)	$(90,667)	$(79,738)

* Foreign tax withholdings	$0	$10	$42	$0

26	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

International Portfolio	Investment Grade Corporate Portfolio	Mortgage Portfolio	Municipal Sector Portfolio	Real Return Portfolio	Short-Term Portfolio	Short-Term Portfolio II	U.S. Government Sector Portfolio

$48,518	$136,368	$437,345	$11,530	$15,504	$83,724	$2,470	$74,491
0	230	347	0	12	0	0	0
47	0	47	7	12	0	1	0
48,565	136,598	437,739	11,537	15,528	83,724	2,471	74,491

249	455	1,354	39	64	342	7	363
1,247	682	2,031	59	96	513	11	545
2	3	9	0	0	2	0	2
5	212	39,280	1,161	0	2,777	418	480
6	9	53	1	1	7	0	8
1,509	1,361	42,727	1,260	161	3,641	436	1,398

47,056	135,237	395,012	10,277	15,367	80,083	2,035	73,093

(24,033)	(12,449)	(67,765)	550	(27,115)	(3,560)	643	63,116
(15,050)	23,948	85,536	1,219	10,718	8,651	124	69,068
33,499	0	0	0	4,141	0	1,090	0
(40,284)	(727,994)	(294,576)	(35,518)	(19,405)	(176,244)	(4,914)	(217,134)

(296,008)	(119,877)	(28,236)	(3,686)	(23,336)	7,307	2,226	(78,554)

(29,774)	0	0	0	420	0	(787)	0
(371,650)	(836,372)	(305,041)	(37,435)	(54,577)	(163,846)	(1,618)	(163,504)

$(324,594)	$(701,135)	$89,971	$(27,158)	$(39,210)	$(83,763)	$417	$(90,411)

$0	$3	$0	$0	$0	$0	$0	$0

Semiannual Report	September 30, 2008	27

Statements of Changes in Net Assets

	Asset-Backed Securities Portfolio		Developing Local Markets Portfolio		Emerging Markets Portfolio

(Amounts in thousands)	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$32,397	$45,834	$13,177	$49,341	$45,442	$123,762
Net realized gain (loss)	22,188	13,969	24,251	55,941	(38,391)	80,965
Net change in unrealized appreciation (depreciation)	(97,668)	(11,470)	(67,645)	25,229	(97,718)	(77,981)
Net increase (decrease) resulting from operations	(43,083)	48,333	(30,217)	130,511	(90,667)	126,746

Distributions to Shareholders:
From net investment income	(26,298)	(42,113)	(11,252)	(77,363)	(51,630)	(200,067)
From net realized capital gains	0	0	0	(34,712)	0	(26,354)

Total Distributions	(26,298)	(42,113)	(11,252)	(112,075)	(51,630)	(226,421)

Portfolio Share Transactions:
Receipts for shares sold	191,472	687,500	351,921	1,153,135	51,460	1,960,613
Issued as reinvestment of distributions	25,389	41,298	10,091	93,072	50,916	215,690
Cost of shares redeemed	(282,620)	(166,593)	(756,819)	(748,179)	(923,356)	(1,289,392)
Net increase (decrease) resulting from Portfolio share transactions	(65,759)	562,205	(394,807)	498,028	(820,980)	886,911

Total Increase (Decrease) in Net Assets	(135,140)	568,425	(436,276)	516,464	(963,277)	787,236

Net Assets:
Beginning of period	1,102,173	533,748	865,101	348,637	1,734,503	947,267
End of period*	$967,033	$1,102,173	$428,825	$865,101	$771,226	$1,734,503

* Including undistributed (overdistributed) net investment income of:	$15,091	$8,992	$(9,897)	$(11,822)	$(26,559)	$(20,371)

28	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

High Yield Portfolio		International Portfolio		Investment Grade Corporate Portfolio		Mortgage Portfolio		Municipal Sector Portfolio

Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

$43,827	$94,464	$47,056	$214,150	$135,237	$114,138	$395,012	$674,061	$10,277	$14,484
(14,146)	39,460	(5,584)	(90,095)	11,499	2,692	17,771	144,286	1,769	(1,710)
(109,419)	(57,592)	(366,066)	290,342	(847,871)	(21,454)	(322,812)	94,854	(39,204)	(23,909)
(79,738)	76,332	(324,594)	414,397	(701,135)	95,376	89,971	913,201	(27,158)	(11,135)

(41,036)	(95,096)	(48,175)	(270,038)	(124,800)	(111,159)	(376,464)	(657,419)	(10,637)	(14,647)
0	(9,990)	0	0	0	(4,730)	0	0	0	(3,097)

(41,036)	(105,086)	(48,175)	(270,038)	(124,800)	(115,889)	(376,464)	(657,419)	(10,637)	(17,744)

106,642	1,881,107	136,259	4,031,711	1,401,513	3,045,390	3,227,824	6,729,297	39,167	231,279
40,304	103,221	46,755	257,324	122,321	112,828	368,400	635,436	10,504	17,367
(634,206)	(1,004,379)	(916,255)	(3,637,128)	(594,732)	(552,005)	(2,814,298)	(3,102,617)	(62,543)	(98,318)

(487,260)	979,949	(733,241)	651,907	929,102	2,606,213	781,926	4,262,116	(12,872)	150,328

(608,034)	951,195	(1,106,010)	796,266	103,167	2,585,700	495,433	4,517,898	(50,667)	121,449

1,311,402	360,207	3,292,982	2,496,716	3,750,811	1,165,111	13,802,040	9,284,142	389,284	267,835
$703,368	$1,311,402	$2,186,972	$3,292,982	$3,853,978	$3,750,811	$14,297,473	$13,802,040	$338,617	$389,284

$11,379	$8,588	$51,702	$52,821	$22,908	$12,471	$120,948	$102,400	$3,279	$3,639

Semiannual Report	September 30, 2008	29

Statements of Changes in Net Assets  (Cont.)

	Real Return Portfolio		Short-Term Portfolio		Short-Term Portfolio II		U.S. Government Sector Portfolio

(Amounts in thousands)	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$15,367	$55,383	$80,083	$223,334	$2,035	$18,519	$73,093	$273,780
Net realized gain (loss)	(12,256)	68,282	5,091	(93,404)	1,857	(5,223)	132,184	852,164
Net change in unrealized appreciation (depreciation)	(42,321)	(2,544)	(168,937)	(154,163)	(3,475)	417	(295,688)	14,235
Net increase (decrease) resulting from operations	(39,210)	121,121	(83,763)	(24,233)	417	13,713	(90,411)	1,140,179

Distributions to Shareholders:
From net investment income	(12,594)	(56,328)	(78,300)	(217,119)	(2,069)	(23,381)	(77,028)	(274,937)
From net realized capital gains	0	0	0	0	0	0	0	0

Total Distributions	(12,594)	(56,328)	(78,300)	(217,119)	(2,069)	(23,381)	(77,028)	(274,937)

Portfolio Share Transactions:
Receipts for shares sold	13,482	251,177	909,395	2,072,435	22,784	71,761	615,225	2,000,707
Issued as reinvestment of distributions	12,559	55,525	77,134	213,556	2,069	23,381	75,185	266,071
Cost of shares redeemed	(287,623)	(584,009)	(1,538,633)	(4,055,563)	(34,642)	(598,651)	(1,065,176)	(7,022,375)
Net (decrease) resulting from Portfolio share transactions	(261,582)	(277,307)	(552,104)	(1,769,572)	(9,789)	(503,509)	(374,766)	(4,755,597)

Total (Decrease) in Net Assets	(313,386)	(212,514)	(714,167)	(2,010,924)	(11,441)	(513,177)	(542,205)	(3,890,355)

Net Assets:
Beginning of period	700,395	912,909	3,464,321	5,475,245	70,650	583,827	4,146,692	8,037,047
End of period*	$387,009	$700,395	$2,750,154	$3,464,321	$59,209	$70,650	$3,604,487	$4,146,692

* Including undistributed net investment income of:	$3,964	$1,191	$30,374	$28,591	$335	$369	$15,254	$19,189

30	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Statements of Cash Flows

Six Months Ended September 30, 2008 (Unaudited)
(Amounts in thousands)	Asset-Backed Securities Portfolio	Municipal Sector Portfolio	Short-Term Portfolio II

Increase (Decrease) in Cash and Foreign Currency from:

Cash flows provided by operating activities:

Net increase (decrease) in net assets resulting from operations	$(43,083)	$(27,158)	$417

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(1,032,350)	(92,894)	(302,937)
Proceeds from sales of long-term securities	875,205	128,933	329,529
Purchases of short-term portfolio investments, net	(141,886)	5,594	18,794
Decrease in deposits with counterparty	2,562	1,860	620
Increase (Decrease) in interest receivable	(268)	72	132
Increase (Decrease) in receivable for investments sold	(29,831)	(2,137)	20,219
Increase in other asset	(669)	(146)	(23)
Increase in payable for investments purchased	131,718	16,258	16,047
Increase (Decrease) in swap premiums received	98,218	2,286	(327)
Increase in investment advisory fee	(3)	0	0
Increase in administrative fee	(4)	0	0
Payment (Proceeds) from futures transactions	(11,275)	1,820	2,541
Proceeds from currency transactions	0	0	1,075
Payment from short sale transactions	(14,750)	0	(28,327)
Unrealized (depreciation) on investments	97,668	39,204	3,475
Net realized gain on investments	(22,188)	(1,769)	(1,857)
Net amortization on investments	(2,280)	(693)	(22)
Net cash used for operating activities	(93,216)	71,230	59,356

Cash flows received from financing activities:
Proceeds from shares sold	191,473	29,167	22,783
Payment on shares redeemed	(291,633)	(65,293)	(34,642)
Cash dividend paid*	(909)	(133)	0
Net borrowing (repayment) of reverse repurchase agreements	206,223	0	(47,084)
Increase (Decrease) in overdraft due to custodian	(2,094)	15,707	0
Decrease in payable for floating rates issued	0	(50,679)	0
Net cash received from financing activities	103,060	(71,231)	(58,943)

Net Increase (Decrease) in Cash and Foreign Currency	9,844	(1)	413

Cash and Foreign Currency:
Beginning of period	0	1	1,032
End of period	$9,844	$0	$1,445

* Reinvestment of dividends	$25,389	$10,504	$2,069

Semiannual Report	September 30, 2008	31

Schedule of Investments  Asset-Backed Securities Portfolio

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 5.1%

BANKING & FINANCE 2.7%

American International Group, Inc.
5.850% due 01/16/2018	$3,000	$1,508

Bear Stearns Cos. LLC
6.400% due 10/02/2017	2,000	1,871
6.950% due 08/10/2012	5,000	5,055

Charlotte Gateway Village LLC
6.410% due 12/01/2016	1,662	1,538

Citigroup, Inc.
8.400% due 04/29/2049	1,000	682

Credit Suisse New York
5.000% due 05/15/2013	2,000	1,855

Preferred Term Securities XII
3.366% due 03/24/2034	2,229	1,633

Prudential Financial, Inc.
6.000% due 12/01/2017	10,000	8,929
6.625% due 12/01/2037	1,000	840

Suffield Clo Ltd.
4.121% due 09/26/2014	2,006	1,977

		25,888

INDUSTRIALS 2.3%

CVS Pass-Through Trust
5.880% due 01/10/2028	1,873	1,696

Masco Corp.
5.875% due 07/15/2012	5,000	4,781

Northwest Airlines, Inc.
3.278% due 02/06/2015	1,598	1,277

President and Fellows of Harvard College
3.700% due 04/01/2013	3,000	2,914
5.625% due 10/01/2038	3,000	3,004

Times Square Hotel Trust
8.528% due 08/01/2026	7,121	7,192

United Airlines, Inc.
6.636% due 07/02/2022	1,903	1,470

		22,334

UTILITIES 0.1%

Exelon Generation Co. LLC
6.200% due 10/01/2017	1,410	1,240

Total Corporate Bonds & Notes (Cost $54,789)		49,462

MUNICIPAL BONDS & NOTES 0.4%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,940	3,383

Total Municipal Bonds & Notes (Cost $3,705)		3,383

U.S. GOVERNMENT AGENCIES 45.7%

Fannie Mae
2.897% due 11/17/2030 (d)	154	153
2.931% due 09/17/2027	9	9
3.148% due 05/18/2032 (d)	308	305
3.298% due 12/18/2031 (d)	879	876
3.337% due 03/25/2036 (d)	486	483
3.340% due 12/25/2021	16	16
3.348% due 11/18/2031	36	36
3.407% due 10/27/2037 (d)	12,500	11,514
3.447% due 08/25/2031 - 05/25/2032	548	492
3.480% due 06/01/2035 (d)	494	493

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.500% due 12/25/2023 (d)	$148	$148
3.507% due 04/25/2029	44	43
3.507% due 04/25/2036 (d)	7,424	7,178
3.557% due 12/25/2016 - 11/25/2032	53	53
3.598% due 10/25/2008	1	1
3.606% due 10/01/2033 (d)	577	566
3.607% due 06/25/2029 (d)	363	360
3.657% due 10/25/2030 - 02/25/2033 (d)	639	632
3.707% due 05/25/2023 - 06/25/2032 (d)	3,431	3,410
3.717% due 10/25/2031 (d)	141	140
3.768% due 09/01/2033 (d)	1,676	1,682
3.825% due 06/25/2021 - 10/25/2021	111	110
3.837% due 04/01/2034 (d)	267	266
3.857% due 11/25/2031 (d)	650	649
3.875% due 01/15/2020 - 03/25/2022	215	214
3.925% due 12/25/2021	39	39
3.925% due 12/25/2021 (d)	159	158
3.946% due 09/01/2033 (d)	1,240	1,236
3.984% due 05/01/2034 (d)	748	754
3.987% due 12/01/2033	11	11
4.000% due 06/01/2010 - 08/25/2018 (d)	507	501
4.000% due 06/24/2011 - 11/25/2033	307	285
4.075% due 04/25/2022	30	30
4.079% due 10/01/2026 (d)	146	145
4.079% due 11/01/2040	45	45
4.083% due 09/01/2033	9	9
4.089% due 09/01/2033 (d)	128	129
4.102% due 02/01/2035	100	101
4.108% due 05/01/2034 (d)	176	179
4.125% due 07/09/2012 - 05/25/2022	160	160
4.141% due 04/01/2034 (d)	575	582
4.207% due 04/25/2032	61	60
4.214% due 06/01/2035 (d)	330	332
4.215% due 05/01/2033 (d)	281	283
4.216% due 09/01/2033 (d)	174	172
4.225% due 05/25/2018 (d)	118	117
4.225% due 10/25/2020	29	28
4.250% due 10/01/2027 - 03/25/2033	35	34
4.250% due 05/25/2033 (d)	550	537
4.269% due 01/01/2033 (d)	169	170
4.275% due 08/25/2023	94	93
4.278% due 07/01/2042 (d)	343	342
4.278% due 03/01/2044 - 10/01/2044	94	94
4.293% due 02/01/2035	117	118
4.299% due 04/01/2035 (d)	333	337
4.308% due 08/01/2033 (d)	202	206
4.329% due 01/01/2035	65	66
4.373% due 05/01/2035 (d)	274	274
4.375% due 12/25/2023 (d)	118	118
4.379% due 04/01/2034	37	37
4.381% due 03/01/2035 (d)	1,484	1,513
4.387% due 06/01/2033 (d)	315	319
4.410% due 03/01/2035 (d)	193	193
4.412% due 07/01/2035 (d)	1,546	1,568
4.423% due 04/01/2033 (d)	1,725	1,738
4.429% due 02/01/2035 (d)	508	523
4.435% due 05/01/2036 (d)	172	172
4.448% due 04/01/2035 (d)	319	327
4.451% due 01/01/2035 (d)	208	210
4.463% due 05/01/2036 (d)	1,288	1,301
4.475% due 12/25/2008	10	10
4.478% due 11/01/2030	66	66
4.478% due 10/01/2040 (d)	169	168
4.480% due 05/01/2036 (d)	310	311
4.481% due 01/01/2035 (d)	201	202
4.490% due 01/01/2035 (d)	707	729
4.490% due 03/01/2035	78	78

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.499% due 03/01/2034 (d)	$1,651	$1,661
4.500% due 01/01/2010 - 01/01/2011 (d)	713	720
4.500% due 07/02/2018 - 09/25/2018	167	161
4.503% due 11/01/2034 (d)	1,339	1,350
4.518% due 05/01/2025	57	57
4.518% due 01/01/2035 (d)	226	227
4.522% due 04/01/2033	78	79
4.525% due 10/25/2022	42	42
4.525% due 04/25/2023 (d)	244	244
4.526% due 12/01/2034 (d)	170	172
4.544% due 06/01/2035 (d)	1,810	1,835
4.557% due 11/01/2034 (d)	357	364
4.571% due 07/01/2035 (d)	1,481	1,511
4.574% due 09/01/2035 (d)	3,053	3,061
4.575% due 01/25/2024 (d)	577	579
4.577% due 04/01/2035 (d)	1,405	1,414
4.578% due 11/01/2034 (d)	164	165
4.591% due 07/01/2033	91	91
4.607% due 03/01/2033 - 07/01/2034	76	76
4.613% due 08/01/2033 (d)	193	195
4.629% due 07/01/2034 (d)	144	146
4.639% due 11/01/2034	19	20
4.647% due 09/01/2033	42	42
4.664% due 06/01/2033 (d)	130	130
4.668% due 05/25/2035 (d)	1,813	1,871
4.673% due 04/01/2035 (d)	285	289
4.676% due 05/01/2035 (d)	880	888
4.686% due 04/01/2033 (d)	1,492	1,498
4.689% due 09/01/2035 (d)	905	916
4.728% due 03/01/2035 (d)	190	186
4.746% due 05/01/2035 (d)	440	443
4.761% due 10/01/2034	48	49
4.763% due 02/01/2035 (d)	144	146
4.765% due 07/01/2034	73	73
4.767% due 07/01/2034 (d)	469	468
4.825% due 05/01/2036 (d)	1,320	1,332
4.828% due 07/01/2035 (d)	4,161	4,216
4.829% due 01/01/2035 (d)	328	326
4.839% due 07/01/2035 (d)	2,029	2,041
4.850% due 09/01/2035 (d)	2,431	2,472
4.869% due 01/01/2035	104	104
4.889% due 06/01/2033 (d)	155	159
4.901% due 06/01/2035 (d)	830	833
4.914% due 09/01/2033 (d)	129	129
4.915% due 02/01/2035 (d)	522	521
4.950% due 04/01/2036 (d)	565	583
4.961% due 12/01/2024	36	36
5.000% due 09/01/2009 - 11/01/2038	5,921	5,790
5.000% due 09/25/2014 - 04/01/2038 (d)	35,523	34,483
5.006% due 06/01/2033	79	81
5.007% due 09/01/2033 (d)	256	257
5.010% due 10/01/2028	32	33
5.023% due 09/01/2015	43	43
5.040% due 12/01/2017	38	37
5.045% due 07/01/2035 (d)	165	163
5.046% due 01/01/2017	28	28
5.048% due 11/01/2035	40	41
5.052% due 07/01/2035 (d)	1,170	1,164
5.054% due 01/01/2029	22	22
5.056% due 02/01/2035 (d)	1,371	1,383
5.061% due 01/01/2015	32	32
5.065% due 03/01/2036 (d)	461	461
5.067% due 05/01/2017	40	40
5.069% due 08/01/2032	58	59
5.073% due 10/01/2033	29	29
5.080% due 03/01/2027	11	12
5.087% due 05/01/2033	57	58
5.098% due 08/01/2035 (d)	292	294
5.099% due 10/01/2017	21	21
5.124% due 01/01/2028	27	27
5.127% due 10/01/2035 (d)	1,842	1,854
5.152% due 12/01/2035 (d)	2,008	2,039

32	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.163% due 10/01/2035 - 04/01/2036 (d)	$807	$813
5.164% due 02/01/2036 (d)	1,408	1,444
5.215% due 05/01/2031	14	15
5.215% due 12/01/2032 (d)	753	760
5.217% due 03/01/2032	113	113
5.219% due 12/01/2036 (d)	561	566
5.223% due 12/01/2014	20	20
5.249% due 03/01/2029	19	19
5.250% due 05/01/2015 - 08/18/2017	115	115
5.254% due 02/01/2036 (d)	2,519	2,582
5.257% due 04/01/2037 (d)	395	400
5.266% due 12/01/2035	87	90
5.268% due 11/01/2024 (d)	118	119
5.274% due 03/01/2036 (d)	269	272
5.308% due 09/01/2035 (d)	2,343	2,429
5.352% due 07/01/2033 (d)	175	175
5.370% due 08/25/2043 (d)	1,000	976
5.488% due 01/01/2037 (d)	161	164
5.500% due 04/25/2017 - 03/01/2038 (d)	96,739	96,489
5.500% due 02/01/2018 - 10/01/2038	94,579	94,211
5.529% due 04/01/2032 (d)	149	152
5.659% due 10/01/2033 (d)	818	835
5.667% due 05/01/2036 (d)	132	136
5.724% due 10/01/2018 (d)	806	810
5.761% due 09/01/2033	39	40
5.767% due 04/01/2036 (d)	287	292
5.784% due 12/01/2036 (d)	286	290
5.850% due 06/16/2028	47	47
5.870% due 12/01/2017	28	27
5.893% due 12/01/2036 (d)	302	309
5.911% due 03/01/2030	29	30
5.970% due 02/01/2018	11	11
6.000% due 03/01/2009 - 03/25/2016 (d)	455	465
6.046% due 01/01/2037 (d)	1,774	1,784
6.050% due 05/25/2023	40	40
6.094% due 04/01/2018	20	20
6.152% due 04/01/2036	49	49
6.169% due 05/01/2033 (d)	206	209
6.220% due 10/01/2031	70	73
6.250% due 07/01/2010	16	16
6.250% due 02/01/2011 (d)	455	466
6.251% due 11/01/2032 (d)	223	229
6.300% due 12/01/2024 - 09/01/2030	62	63
6.306% due 10/01/2032	37	38
6.350% due 11/01/2019	27	27
6.422% due 01/01/2033 (d)	213	214
6.440% due 07/01/2036 (d)	756	778
6.495% due 03/01/2019	24	25
6.500% due 12/25/2023 (d)	201	209
6.510% due 08/01/2036 (d)	1,075	1,116
6.625% due 08/01/2018	36	37
6.758% due 09/01/2033	6	6
6.770% due 01/18/2029	209	218
7.000% due 03/01/2015 - 02/01/2019 (d)	1,089	1,148
7.000% due 07/25/2042	14	15
7.190% due 03/01/2027	80	83
7.250% due 09/01/2032	27	28
7.500% due 08/25/2021	79	85
7.500% due 04/25/2022 (d)	219	223
10.733% due 10/25/2008	1	1
10.906% due 10/25/2008	0	1
12.225% due 08/25/2021	87	93
12.415% due 10/25/2008	1	1

Farmer Mac
7.538% due 01/25/2012	319	316

Federal Home Loan Bank
4.750% due 07/14/2017	100	97
5.000% due 06/19/2019	500	490

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Federal Housing Administration
7.430% due 03/01/2021	$11	$11

Freddie Mac
2.688% due 03/15/2031 (d)	850	839
2.738% due 10/15/2032	70	69
2.738% due 03/15/2034 - 07/15/2034 (d)	811	801
2.821% due 05/15/2023 (d)	119	117
2.838% due 12/15/2029	70	69
2.938% due 08/15/2029 (d)	286	283
2.938% due 12/15/2031	26	26
2.950% due 02/15/2024 - 09/15/2026 (d)	289	287
2.988% due 04/15/2032 (d)	1,121	1,114
3.000% due 05/15/2023 (d)	275	273
3.038% due 08/15/2029 - 03/15/2032 (d)	1,782	1,771
3.050% due 10/15/2008 - 04/15/2022	19	19
3.150% due 03/15/2020	61	60
3.200% due 06/15/2022	67	67
3.230% due 10/15/2022	44	43
3.350% due 08/15/2023	1	1
3.450% due 02/15/2021	25	25
3.467% due 08/25/2031	224	203
3.567% due 10/25/2029	2	2
3.600% due 05/15/2023	38	38
3.857% due 01/01/2034	77	76
4.000% due 03/15/2012 - 06/15/2022	145	145
4.000% due 10/15/2033 (d)	243	184
4.135% due 04/01/2034 (d)	285	287
4.171% due 06/01/2034 (d)	1,245	1,257
4.202% due 02/01/2035 (d)	562	579
4.228% due 02/01/2035 (d)	711	716
4.235% due 03/01/2034 (d)	161	164
4.278% due 10/25/2044 (d)	123	119
4.278% due 02/25/2045	65	59
4.287% due 09/01/2033 (d)	326	331
4.307% due 10/01/2033 (d)	127	127
4.315% due 12/01/2033 (d)	301	305
4.331% due 02/01/2035 (d)	184	185
4.334% due 11/01/2034 (d)	224	225
4.351% due 02/01/2035 (d)	126	127
4.353% due 11/01/2034	92	93
4.361% due 01/01/2035 (d)	160	161
4.371% due 03/01/2034 (d)	2,107	2,152
4.377% due 01/01/2035 (d)	268	270
4.379% due 11/01/2034 (d)	259	262
4.392% due 09/01/2035 (d)	1,509	1,518
4.394% due 11/01/2034	79	80
4.407% due 11/01/2033	86	86
4.410% due 01/01/2035 (d)	620	630
4.424% due 02/01/2035 (d)	289	287
4.425% due 02/01/2035 (d)	164	166
4.428% due 04/01/2035 (d)	1,218	1,222
4.431% due 01/01/2035 - 02/01/2035 (d)	464	466
4.437% due 06/01/2035 (d)	1,142	1,153
4.461% due 10/01/2034 (d)	135	138
4.478% due 07/25/2044 (d)	2,460	2,242
4.479% due 11/01/2034 (d)	128	129
4.489% due 02/01/2035	76	77
4.497% due 02/01/2035 (d)	192	194
4.500% due 08/01/2010 - 08/15/2017 (d)	1,672	1,677
4.500% due 05/15/2018 - 09/15/2018	91	83
4.509% due 04/01/2035 (d)	698	708
4.529% due 09/01/2033	53	53
4.569% due 08/01/2035 (d)	1,136	1,156
4.626% due 01/01/2035 (d)	825	844
4.684% due 09/01/2035 (d)	339	342
4.736% due 12/01/2033 (d)	795	802
4.738% due 11/01/2035 (d)	522	525
4.750% due 02/01/2017	8	8

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.856% due 09/01/2035 (d)	$118	$118
4.911% due 03/01/2035 (d)	2,073	2,087
4.926% due 11/01/2035 (d)	2,777	2,787
4.928% due 12/01/2024 (d)	424	428
4.971% due 03/01/2035 (d)	277	279
5.000% due 02/15/2011 - 09/15/2035	572	549
5.000% due 01/15/2013 - 08/15/2019 (d)	1,235	1,227
5.001% due 05/01/2035 (d)	701	704
5.012% due 01/01/2037 (d)	1,183	1,178
5.015% due 12/01/2035 (d)	536	548
5.057% due 11/01/2024 (d)	260	263
5.073% due 04/01/2034	107	109
5.090% due 09/25/2023 (d)	1,077	1,042
5.126% due 07/01/2034 (d)	1,575	1,590
5.136% due 01/01/2036 (d)	576	583
5.141% due 04/01/2033	40	40
5.151% due 11/01/2027 (d)	119	120
5.152% due 09/01/2035 (d)	296	300
5.158% due 04/01/2031	35	35
5.204% due 11/01/2034 (d)	627	634
5.207% due 07/01/2032	32	32
5.223% due 04/01/2033	14	15
5.231% due 08/01/2032	15	15
5.245% due 08/01/2023	35	36
5.250% due 07/30/2018	100	99
5.300% due 09/01/2035	72	72
5.309% due 04/01/2036 (d)	316	320
5.330% due 01/01/2035	35	36
5.436% due 02/01/2036 (d)	138	142
5.440% due 07/01/2037 (d)	194	196
5.449% due 12/01/2035 (d)	325	328
5.487% due 03/01/2025	85	85
5.500% due 12/01/2008 - 05/15/2036 (d)	564	558
5.554% due 01/01/2032	47	48
5.569% due 04/01/2035 (d)	348	352
5.575% due 09/01/2028	59	60
5.579% due 03/01/2033	26	26
5.635% due 04/01/2036 (d)	225	228
5.679% due 03/01/2037 (d)	2,492	2,549
5.714% due 03/01/2036 (d)	968	987
5.810% due 08/01/2031 (d)	286	289
5.836% due 04/01/2032 (d)	137	138
5.929% due 07/01/2037 (d)	4,916	4,970
5.970% due 08/01/2029	23	24
6.029% due 02/01/2026	28	29
6.088% due 10/01/2033	13	13
6.110% due 05/01/2026	59	60
6.114% due 02/01/2022	15	15
6.236% due 03/01/2030	76	78
6.465% due 03/01/2028	17	17
6.500% due 03/15/2009 - 07/25/2043	72	74
6.500% due 05/15/2029 - 09/01/2031 (d)	3,561	3,706
6.588% due 10/01/2036 (d)	4,034	4,066
6.699% due 09/01/2036 (d)	6,054	6,214
6.717% due 11/01/2023	12	12
6.740% due 07/01/2036 (d)	5,899	6,025
7.000% due 06/01/2016 (d)	1,268	1,336
9.250% due 11/15/2019	22	24
12.225% due 09/15/2014	32	34

Ginnie Mae
2.888% due 03/16/2029 (d)	195	193
3.038% due 10/16/2029 (d)	165	164
3.588% due 02/20/2029	5	5
3.588% due 09/20/2030 (d)	330	328
4.875% due 11/20/2031	27	27
5.000% due 04/20/2016 - 01/20/2034	87	88
5.000% due 01/20/2033 (d)	935	945
5.125% due 10/20/2026 - 10/20/2033	192	194
5.250% due 02/20/2030	4	4

See Accompanying Notes	Semiannual Report	September 30, 2008	33

Schedule of Investments  Asset-Backed Securities Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.250% due 02/20/2030 (d)	$201	$206
5.375% due 04/20/2017 - 05/20/2032	304	308
5.375% due 05/20/2030 - 04/20/2033 (d)	523	529
5.500% due 05/20/2016 - 04/20/2019	25	25
5.625% due 09/20/2018 - 09/20/2033	158	160
5.625% due 07/20/2029 - 09/20/2032 (d)	1,138	1,151
7.000% due 10/20/2021 (d)	350	365

Small Business Administration
4.340% due 03/01/2024	2,430	2,293
4.504% due 02/10/2014	4,710	4,496
4.625% due 02/01/2025	721	690
4.930% due 01/01/2024	1,876	1,838
5.160% due 02/01/2028	2,445	2,409
5.780% due 08/01/2027	189	189
5.820% due 07/01/2027	190	194
6.344% due 08/01/2011	768	783
6.640% due 02/01/2011	343	351
7.449% due 08/10/2010	783	796
8.017% due 02/10/2010	249	255

Tennessee Valley Authority
5.880% due 04/01/2036	3,000	3,323

Total U.S. Government Agencies (Cost $437,133)		441,591

MORTGAGE-BACKED SECURITIES 37.4%

Adjustable Rate Mortgage Trust
5.221% due 11/25/2035	3,960	3,191
5.381% due 11/25/2035	318	259
5.415% due 01/25/2036	397	336

American Home Mortgage Assets
3.417% due 10/25/2046	3,858	1,504
3.775% due 11/25/2046	2,725	1,372

American Home Mortgage Investment Trust
4.390% due 02/25/2045	513	344
5.465% due 06/25/2045	360	253
5.660% due 09/25/2045	1,073	732

Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	525	515

Banc of America Funding Corp.
4.135% due 05/25/2035	129	110
6.129% due 01/20/2047	81	55

Banc of America Mortgage Securities, Inc.
3.813% due 02/25/2034	3,129	2,790
4.108% due 06/25/2034	470	384
4.144% due 07/25/2034	201	196
4.575% due 11/25/2033	306	292
4.705% due 08/25/2034	318	300
5.137% due 07/25/2033	603	604
5.372% due 05/25/2033	361	359
6.341% due 11/25/2034	260	220
6.500% due 09/25/2033	90	86
6.857% due 02/25/2033	267	267

Bear Stearns Adjustable Rate Mortgage Trust
4.002% due 04/25/2034	3,334	2,958
4.417% due 05/25/2034	61	56
4.470% due 04/25/2034	1,989	1,825
4.476% due 02/25/2034	1,418	1,153
4.540% due 08/25/2033	152	140
4.625% due 10/25/2035	650	587
4.750% due 10/25/2035	813	799
4.767% due 11/25/2030	52	51
4.772% due 11/25/2034	2,154	1,975
5.048% due 10/25/2034	170	153
5.398% due 05/25/2033	1,641	1,622
5.474% due 05/25/2047	3,131	2,638
5.732% due 02/25/2036	2,651	2,024
5.760% due 02/25/2036	768	670

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.950% due 10/25/2034	$338	$298
6.752% due 02/25/2033	20	20
7.042% due 04/25/2034	434	385

Bear Stearns Alt-A Trust
4.428% due 12/25/2033	1,925	1,647
5.228% due 03/25/2035	159	127
5.291% due 02/25/2036	50	34
5.370% due 05/25/2035	130	110
5.504% due 09/25/2035	204	165
5.622% due 08/25/2036	2,066	1,366
5.859% due 01/25/2036	2,372	1,766
6.250% due 08/25/2036	5,214	3,257

Bear Stearns Commercial Mortgage Securities
2.598% due 03/15/2019	74	69
3.138% due 03/15/2019	2,500	2,125

Bear Stearns Mortgage Securities, Inc.
5.205% due 06/25/2030	360	351

Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	2,602	2,072
5.772% due 12/26/2046	1,553	1,236

Bella Vista Mortgage Trust
3.438% due 05/20/2045	153	106

Carey Commercial Mortgage Trust
5.970% due 09/20/2019	1,711	1,673

CBA Commercial Small Balance Commercial Mortgage
3.487% due 12/25/2036	873	524

CC Mortgage Funding Corp.
2.954% due 01/25/2035	1,573	1,313

Chase Mortgage Finance Corp.
5.000% due 11/25/2033	311	278
5.398% due 01/25/2036	378	269

Citicorp Mortgage Securities, Inc.
5.000% due 12/25/2033	154	153
6.108% due 11/25/2018	49	47

Citigroup Commercial Mortgage Trust
2.558% due 08/15/2021	16	16

Citigroup Mortgage Loan Trust, Inc.
4.007% due 08/25/2035	575	514
4.098% due 08/25/2035	789	711
4.248% due 08/25/2035	2,117	2,019
4.683% due 06/25/2035	985	862
4.700% due 12/25/2035	591	550
4.900% due 12/25/2035	214	204
6.014% due 09/25/2037	6,425	4,494
6.500% due 06/25/2016	3,012	3,066

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	657	635

Commercial Mortgage Pass-Through Certificates
2.708% due 02/05/2019	100	95
5.479% due 02/05/2019	3,000	2,918

Countrywide Alternative Loan Trust
3.268% due 09/20/2046	17	17
3.382% due 12/20/2046	7,011	4,275
3.388% due 07/20/2046	3,894	2,351
3.397% due 09/25/2046	2,490	1,381
3.397% due 11/25/2046	185	118
3.398% due 03/20/2046	1,249	772
3.398% due 07/20/2046	3,080	1,902
3.457% due 05/25/2035	540	345
3.477% due 02/25/2036	477	298
3.487% due 12/25/2035	812	516
3.497% due 11/25/2035	197	127
3.508% due 11/20/2035	1,336	857
3.517% due 10/25/2035	271	168
3.537% due 10/25/2035	230	146
3.707% due 09/25/2047	112	36
3.815% due 08/25/2046	5,274	3,111
3.855% due 02/25/2036	2,192	1,307
3.977% due 11/25/2035	7,932	5,181
4.250% due 02/25/2035	2,191	2,169

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 03/25/2036	$360	$298
5.750% due 06/25/2033	1,358	1,362
5.750% due 03/25/2037	1,500	1,031
5.898% due 02/25/2037	2,778	1,939
6.000% due 10/25/2032	24	21
6.158% due 08/25/2036	864	788
6.250% due 08/25/2037	1,043	627

Countrywide Home Loan Mortgage Pass-Through Trust
3.477% due 02/25/2035	691	522
3.497% due 04/25/2035	191	122
3.507% due 03/25/2035	143	95
3.527% due 03/25/2035	1,679	1,001
3.547% due 02/25/2035	198	138
3.597% due 02/25/2035	494	260
3.667% due 09/25/2034	405	271
3.797% due 08/25/2034	1,937	1,470
4.500% due 10/25/2018	380	331
4.612% due 01/19/2034	1,775	1,589
4.641% due 02/19/2034	71	47
4.723% due 08/25/2034	237	199
4.763% due 04/25/2035	534	193
5.000% due 11/25/2018	353	334
5.000% due 06/25/2033	730	726
5.250% due 02/20/2036	1,469	1,102
5.500% due 08/25/2033	914	767
5.500% due 11/25/2035	533	534
5.559% due 06/19/2031	11	11
6.063% due 07/19/2033	424	417
6.790% due 05/19/2033	76	76

Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	500	420

CS First Boston Mortgage Securities Corp.
3.076% due 03/25/2032	399	364
4.167% due 01/25/2033	7	6
4.557% due 08/25/2033	989	983
4.811% due 01/25/2034	1,720	1,659
4.832% due 04/15/2037	2,000	1,795
4.940% due 12/15/2035	8,165	7,714
5.077% due 07/25/2033	29	28
5.500% due 11/25/2035	1,851	1,623
5.603% due 07/15/2035	1,180	1,145
5.750% due 04/25/2033	308	283
6.250% due 07/25/2035	1,513	1,297
6.439% due 12/25/2032	207	206
6.500% due 04/25/2033	81	75
6.500% due 12/25/2033	2,966	2,452
7.000% due 02/25/2033	98	93

CW Capital Cobalt Ltd.
5.484% due 04/15/2047	500	417

Denver Arena Trust
6.940% due 11/15/2019	1,834	1,768

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.000% due 10/25/2018	318	301

Downey Savings & Loan Association Mortgage Loan Trust
3.795% due 04/19/2047	2,380	1,434

Drexel Burnham Lambert CMO Trust
3.236% due 05/01/2016 (d)	170	170

First Horizon Alternative Mortgage Securities
4.245% due 03/25/2035	671	421
4.740% due 06/25/2034	2,880	2,398
5.309% due 09/25/2034	1,070	951
5.628% due 11/25/2035	5,975	4,532

First Horizon Asset Securities, Inc.
4.428% due 07/25/2033	12	11
4.913% due 02/25/2035	572	518
5.357% due 08/25/2035	1,728	1,496

First Republic Mortgage Loan Trust
2.838% due 11/15/2031	701	652
3.687% due 06/25/2030	109	99

GMAC Commercial Mortgage Securities, Inc.
4.154% due 07/10/2039	3,355	3,238

34	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.713% due 10/15/2038	$500	$488
6.500% due 05/15/2035	1,748	1,743

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	132	131

Greenpoint Mortgage Funding Trust
3.417% due 04/25/2036	768	476
3.427% due 06/25/2045	539	423
3.437% due 06/25/2045	690	446

Greenpoint Mortgage Pass-Through Certificates
5.454% due 10/25/2033	80	78

Greenwich Capital Acceptance, Inc.
7.061% due 06/25/2024	72	70

Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	2,000	1,822

GS Mortgage Securities Corp. II
2.857% due 03/06/2020	4,500	4,025
6.044% due 08/15/2018	417	417

GSR Mortgage Loan Trust
3.557% due 01/25/2034	115	98
4.539% due 09/25/2035	802	686
4.625% due 09/25/2035	136	127
5.178% due 01/25/2036	1,402	1,232
5.248% due 11/25/2035	4,583	3,944
6.000% due 03/25/2032	2	2

GSRPM Mortgage Loan Trust
3.907% due 01/25/2032	650	554

Harborview Mortgage Loan Trust
3.120% due 01/19/2038	720	663
3.210% due 07/19/2046	2,516	1,569
3.220% due 01/19/2038	6,877	4,157
3.220% due 04/19/2046	1,414	898
3.230% due 09/19/2046	1,451	882
3.250% due 05/19/2035	763	493
3.270% due 03/19/2037	903	557
3.380% due 01/19/2035	131	90
4.604% due 11/19/2034	135	125
4.679% due 06/19/2045	214	143
5.145% due 07/19/2035	7,740	6,747
5.150% due 05/19/2033	1,413	1,329
5.301% due 12/19/2035	158	143
5.750% due 08/19/2036	4,975	3,413
5.768% due 08/19/2034	758	580

Hilton Hotel Pool Trust
2.986% due 10/03/2015	2,000	1,981

Impac CMB Trust
4.107% due 09/25/2033	810	766

Impac Secured Assets CMN Owner Trust
3.267% due 03/25/2037	1,258	1,104
3.557% due 05/25/2036	177	153
3.637% due 08/25/2036	2,994	1,844

Indymac ARM Trust
5.183% due 01/25/2032	30	25

Indymac Index Mortgage Loan Trust
3.397% due 09/25/2046	2,019	1,228
3.417% due 06/25/2047	524	180
3.447% due 03/25/2035	594	389
3.487% due 03/25/2035	498	309
3.507% due 06/25/2037	498	265
3.527% due 02/25/2035	524	345
3.817% due 09/25/2034	501	327
5.048% due 12/25/2034	1,615	1,320

Indymac Loan Trust
3.427% due 01/25/2011	66	50
3.487% due 07/25/2009	12	11

JPMorgan Alternative Loan Trust
3.287% due 12/25/2036	1,222	1,187

JPMorgan Chase Commercial Mortgage Securities Corp.
2.598% due 02/15/2019	3	3
3.890% due 01/12/2037	2,621	2,586

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.376% due 07/12/2037	$1,900	$1,832

JPMorgan Mortgage Trust
4.346% due 10/25/2033	1,075	1,030
4.872% due 04/25/2035	282	247
5.021% due 02/25/2035	63	55
5.112% due 06/25/2035	682	645
5.117% due 10/25/2035	500	368
5.402% due 11/25/2035	405	354
5.500% due 10/25/2035	286	250

Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	49	50

LB Mortgage Trust
8.429% due 01/20/2017	204	214

LB-UBS Commercial Mortgage Trust
3.323% due 03/15/2027	27	27
4.394% due 07/15/2030	4	4
4.904% due 06/15/2026	234	233
5.430% due 02/15/2040	100	84
6.058% due 06/15/2020	34	34

Lehman XS Trust
3.287% due 07/25/2046	146	144

MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	50	50
3.788% due 12/21/2034	8,127	7,092
4.128% due 07/25/2034	204	190
6.173% due 10/25/2032	1,470	1,430
6.324% due 12/25/2033	9	8
6.531% due 01/25/2034	5	4

MASTR Asset Securitization Trust
4.750% due 12/25/2033	1,387	1,373

Mellon Residential Funding Corp.
2.838% due 11/15/2031	76	69
2.928% due 12/15/2030	820	762

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	500	419
5.485% due 03/12/2051	500	421

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	31	26
4.985% due 05/25/2033	2,524	2,428

Merrill Lynch Mortgage Trust
4.218% due 05/12/2043	242	240

MLCC Mortgage Investors, Inc.
3.577% due 03/25/2028	14	11
4.250% due 10/25/2035	2,724	2,437
4.352% due 10/25/2035	136	127
4.607% due 08/25/2029	1,861	1,780
4.709% due 12/25/2034	1,613	1,501
4.952% due 04/25/2035	300	259

Morgan Stanley Capital I
2.548% due 10/15/2020	18	16
5.378% due 11/14/2042	1,090	1,007
5.544% due 11/12/2049	500	387
5.692% due 04/15/2049	500	426

Nomura Asset Acceptance Corp.
3.307% due 06/25/2036	17	16

Ocwen Residential MBS Corp.
6.915% due 06/25/2039	576	288

Provident Funding Mortgage Loan Trust
3.914% due 10/25/2035	1,675	1,464
4.445% due 04/25/2034	1,488	1,296

Prudential Securities Secured Financing Corp.
5.275% due 05/25/2022	89	89

Residential Accredit Loans, Inc.
3.307% due 09/25/2046	136	116
3.387% due 06/25/2046	4,919	3,086
3.397% due 04/25/2046	4,275	2,640
3.417% due 04/25/2046	270	174
3.507% due 08/25/2035	5,353	3,310

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.607% due 10/25/2045	$5,650	$3,683
5.332% due 09/25/2034	60	52

Residential Asset Mortgage Products, Inc.
7.000% due 06/25/2032	38	37

Residential Asset Securitization Trust
3.557% due 10/25/2018	275	241
3.607% due 05/25/2034	2,039	1,748
4.750% due 02/25/2019	545	487
5.182% due 12/25/2034	2,118	1,810
6.000% due 03/25/2037	4,556	3,235

Residential Funding Mortgage Securities I
3.607% due 07/25/2018	243	216
5.591% due 02/25/2036	381	313
6.500% due 03/25/2032	6	6

Rural Housing Trust 1987-1
8.330% due 04/01/2026	24	24

Salomon Brothers Mortgage Securities VII, Inc.
3.707% due 05/25/2032	176	166
5.514% due 09/25/2033	60	59
6.186% due 12/25/2030	1,262	1,131
8.500% due 05/25/2032	745	763

Sequoia Mortgage Trust
3.380% due 10/19/2026	199	181
3.384% due 02/20/2034	710	614
3.418% due 02/20/2035	94	81
3.588% due 10/20/2027	37	36
3.868% due 10/20/2027	671	569
4.256% due 04/20/2035	287	240

Starwood Commercial Mortgage Trust
6.920% due 02/03/2014	1,000	1,007

Structured Adjustable Rate Mortgage Loan Trust
3.547% due 08/25/2035	255	157
3.697% due 06/25/2034	1,444	1,150
4.065% due 01/25/2035	863	512
4.500% due 02/25/2034	508	400
4.580% due 02/25/2034	163	147
5.535% due 08/25/2035	1,915	1,552

Structured Asset Mortgage Investments, Inc.
3.307% due 09/25/2047	48	46
3.330% due 07/19/2034	2,491	1,837
3.377% due 03/25/2037	1,315	483
3.380% due 03/19/2033	854	768
3.397% due 07/25/2046	3,484	2,151
3.427% due 05/25/2036	3,610	2,226
3.450% due 10/19/2033	68	63
3.517% due 12/25/2035	1,025	632
5.659% due 05/02/2030	336	308

Structured Asset Securities Corp.
4.689% due 06/25/2033	1,897	1,865
4.885% due 10/25/2031	61	60
5.340% due 02/25/2032	6	5
5.532% due 06/25/2032	20	13
6.216% due 06/25/2033	670	481
6.936% due 11/25/2032	17	15

TBW Mortgage-Backed Pass-Through Certificates
3.307% due 09/25/2036	41	40

Thornburg Mortgage Securities Trust
2.572% due 03/25/2037	3,332	3,111
3.257% due 03/25/2046	421	419
3.317% due 03/25/2046	1,548	1,496
3.327% due 07/25/2036	6,441	6,119

Travelers Mortgage Services, Inc.
5.391% due 09/25/2018	75	75

Wachovia Bank Commercial Mortgage Trust
0.252% due 10/15/2041 (a)	99,829	1,747
2.568% due 06/15/2020	75	67
2.578% due 09/15/2021	10,979	10,033

Wachovia Mortgage Loan Trust LLC
5.447% due 10/20/2035	367	312

See Accompanying Notes	Semiannual Report	September 30, 2008	35

Schedule of Investments  Asset-Backed Securities Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

WaMu Mortgage Pass-Through Certificates
2.870% due 11/25/2034	$56	$38
2.890% due 10/25/2044	1,890	1,471
2.920% due 06/25/2044	251	235
2.920% due 07/25/2044	215	205
2.990% due 11/25/2034	4,697	2,981
3.000% due 07/25/2044	172	152
3.467% due 11/25/2045	1,512	959
3.477% due 12/25/2045	1,348	881
3.497% due 07/25/2045	1,392	928
3.497% due 08/25/2045	2	2
3.497% due 10/25/2045	35	22
3.517% due 01/25/2045	445	297
3.527% due 07/25/2045	2,574	1,698
3.555% due 02/25/2047	3,397	1,789
3.615% due 04/25/2047	144	83
3.747% due 12/25/2027	1,432	1,234
3.855% due 02/25/2046	1,112	667
3.940% due 07/25/2034	470	467
3.948% due 02/27/2034	1,778	1,680
3.954% due 06/25/2033	721	704
4.079% due 11/25/2041	19	17
4.134% due 08/25/2034	625	621
4.243% due 06/25/2034	434	395
4.255% due 06/25/2042	43	39
4.255% due 08/25/2042	49	44
4.255% due 04/25/2044	118	83
4.274% due 05/25/2041	164	151
4.278% due 11/25/2041	245	228
4.281% due 08/25/2033	64	62
4.489% due 09/25/2033	4,816	4,654
4.559% due 06/25/2033	24	24
4.669% due 04/25/2035	200	199
4.918% due 08/25/2035	5,555	5,264
5.468% due 02/25/2037	3,893	3,274
5.560% due 04/25/2033	397	390
5.711% due 02/25/2037	1,975	1,458
5.736% due 12/19/2039	930	906
5.760% due 03/25/2033	945	919
5.868% due 02/25/2037	2,233	1,885

Washington Mutual MSC Mortgage Pass-Through Certificates
3.707% due 01/25/2018	226	226
5.353% due 02/25/2033	1,793	1,746
6.005% due 11/25/2030	82	76
6.044% due 02/25/2033	46	45
6.193% due 12/25/2032	806	703

Wells Fargo Mortgage-Backed Securities Trust
3.621% due 09/25/2034	450	441
3.707% due 07/25/2037	1,009	880
4.000% due 08/25/2034	410	402
4.403% due 05/25/2035	879	731
4.481% due 06/25/2035	1,073	971
4.488% due 11/25/2033	132	123
4.515% due 11/25/2033	1,450	1,429
4.530% due 06/25/2034	3,353	3,045
4.538% due 02/25/2035	1,419	1,216
4.556% due 01/25/2035	3,411	2,942
4.570% due 12/25/2034	1,002	873
4.596% due 12/25/2033	2,100	1,892
4.604% due 11/25/2034	1,330	1,275
4.706% due 12/25/2033	2,595	2,425
4.729% due 07/25/2034	1,925	1,850
4.950% due 01/25/2035	4,891	4,436
4.950% due 03/25/2036	1,245	1,102
4.992% due 12/25/2034	85	77
5.001% due 10/25/2035	172	153
5.250% due 02/25/2018	501	501
5.594% due 07/25/2036	1,402	1,133
6.614% due 02/25/2033	23	23

Total Mortgage-Backed Securities (Cost $407,463)		362,140

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 42.9%

Aames Mortgage Investment Trust
3.607% due 10/25/2035	$1,374	$1,262

ABFS Mortgage Loan Trust
3.707% due 04/25/2034	201	177
6.285% due 07/15/2033	2,000	1,713

Accredited Mortgage Loan Trust
3.247% due 09/25/2036	100	98
3.257% due 02/25/2037	1,440	1,375
3.357% due 12/25/2035	654	648
3.417% due 12/25/2035	100	92

ACE Securities Corp.
3.257% due 08/25/2036	10	10
3.297% due 06/25/2037	1,741	1,624
3.357% due 12/25/2035	2,889	2,833
4.007% due 03/25/2035	601	125

Aegis Asset-Backed Securities Trust
3.287% due 01/25/2037	518	500

AFC Home Equity Loan Trust
3.477% due 04/25/2028	998	639
3.807% due 07/25/2028	1,384	690

Aircraft Certificate Owner Trust
6.455% due 09/20/2022	2,075	2,155

American Express Credit Account Master Trust
2.988% due 02/15/2012	281	271
3.438% due 08/15/2012	2,000	1,985

American Home Mortgage Investment Trust
3.387% due 08/25/2035	42	22

American Residential Eagle Certificate Trust
4.207% due 05/25/2028	707	685

Amortizing Residential Collateral Trust
3.477% due 06/25/2032	74	55
3.487% due 01/25/2032	59	48
3.497% due 07/25/2032	14	10
3.907% due 08/25/2032	17	15

Amresco Residential Securities Mortgage Loan Trust
3.702% due 06/25/2028	173	145
3.717% due 03/25/2027	9	8
3.762% due 06/25/2027	126	108
3.762% due 09/25/2027	456	390

Argent Securities, Inc.
3.257% due 09/25/2036	55	55
3.257% due 10/25/2036	27	26
3.367% due 03/25/2036	2,844	2,800

Asset-Backed Funding Certificates
3.247% due 09/25/2036	12	12
3.267% due 01/25/2037	158	149
3.557% due 06/25/2034	1,127	922
3.627% due 02/25/2035	4,905	3,874
4.227% due 03/25/2032	1,732	1,263
4.420% due 06/25/2035	500	485

Asset-Backed Securities Corp. Home Equity
3.008% due 06/15/2031	70	61
3.317% due 05/25/2036	119	119
3.607% due 05/25/2036	2,500	208
3.838% due 04/15/2033	156	125

Bayview Financial Asset Trust
3.607% due 11/25/2039	575	287

Bear Stearns Asset-Backed Securities Trust
3.267% due 05/25/2036	250	244
3.277% due 12/25/2036	1,076	993
3.287% due 10/25/2036	757	727
3.327% due 05/25/2037	325	311
3.357% due 05/25/2036	165	159
3.407% due 06/25/2036	2,269	1,995
3.537% due 01/25/2036	640	603
3.607% due 10/27/2032	79	65
3.657% due 12/25/2033	1,132	872

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.697% due 06/25/2036	$1,100	$707
3.707% due 06/25/2035	3,419	3,329
3.707% due 09/25/2034 (g)	462	373
3.797% due 06/15/2043	2,460	2,187
3.867% due 10/25/2032	172	151
3.957% due 11/25/2042	520	442
4.207% due 08/25/2037	6,254	5,104
4.207% due 10/25/2037	5,957	4,135
4.407% due 10/25/2032	550	485
4.457% due 06/25/2037	6,782	5,847
4.807% due 10/25/2037	1,500	850
5.437% due 10/25/2036	3,468	2,469
5.539% due 07/25/2036	2,705	1,317

Bear Stearns Second Lien Trust
4.007% due 12/25/2036	5,000	297
5.707% due 12/25/2036	1,200	38

Capital Auto Receivables Asset Trust
3.408% due 03/15/2011	2,400	2,391
3.938% due 10/15/2012	2,300	2,245
5.040% due 05/17/2010	2,000	1,987

Carrington Mortgage Loan Trust
3.257% due 10/25/2036	1,215	1,200
3.257% due 01/25/2037	1,811	1,729

CDC Mortgage Capital Trust
3.827% due 01/25/2033	46	32
4.257% due 08/25/2032	1,547	1,026

Cendant Mortgage Corp.
5.988% due 07/25/2043	164	155

Centex Home Equity
3.687% due 06/25/2034	30	24
3.897% due 09/25/2034	1,400	1,202
5.160% due 09/25/2034	1,845	1,174

Charming Shoppes Master Trust
2.818% due 05/15/2014	1,000	990

Chase Funding Mortgage Loan Asset-Backed Certificates
3.497% due 09/25/2033	7	6
3.747% due 04/25/2033	7	6
4.515% due 02/25/2014	451	429
4.537% due 09/25/2032	8	6
4.857% due 03/25/2032	62	29

CIT Group Home Equity Loan Trust
3.857% due 12/25/2031	1,141	829

Citibank Omni Master Trust
4.288% due 12/23/2013	10,000	9,944

Citigroup Mortgage Loan Trust, Inc.
3.257% due 10/25/2036	61	60
3.287% due 01/25/2037	338	306
3.307% due 10/25/2036	3,000	2,881
3.317% due 08/25/2036	1,853	1,792
3.317% due 03/25/2037	1,273	1,193
5.550% due 08/25/2035	500	347
5.629% due 08/25/2035	2,777	2,069

Community Program Loan Trust
4.500% due 10/01/2018	3,658	3,649
4.500% due 04/01/2029	500	445

Conseco Finance
3.188% due 08/15/2033	168	107

Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	1,976	1,496

Conseco Financial Corp.
6.110% due 09/01/2023	2,309	2,287
6.180% due 04/01/2030	1,204	1,104
6.220% due 03/01/2030	90	79
6.240% due 12/01/2028	4	3
6.450% due 06/01/2030	212	209
6.530% due 04/01/2030	861	800
6.810% due 12/01/2027	1,937	1,896
6.860% due 03/15/2028	37	37
6.860% due 07/15/2029	454	447
6.870% due 04/01/2030	53	50

36	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.140% due 03/15/2028	$500	$477
7.290% due 03/15/2028	301	301
7.360% due 02/15/2029	36	36
7.550% due 01/15/2029	1,767	1,736
7.620% due 06/15/2028	128	130

Contimortgage Home Equity Trust 1998-3
2.968% due 06/15/2025	29	8

Countrywide Asset-Backed Certificates
3.237% due 01/25/2046	8	8
3.257% due 01/25/2037	152	152
3.257% due 02/25/2037	1,124	1,065
3.257% due 05/25/2037	441	424
3.257% due 07/25/2037	207	196
3.257% due 03/25/2047	621	608
3.257% due 05/25/2047	406	390
3.267% due 03/25/2037	580	565
3.267% due 09/25/2046	412	410
3.287% due 10/25/2037	1,183	1,129
3.317% due 06/25/2035	700	625
3.317% due 10/25/2046	29	28
3.347% due 04/25/2036	20	20
3.367% due 02/25/2036	276	244
3.387% due 09/25/2036	140	129
3.397% due 06/25/2036	1,614	1,476
3.437% due 09/25/2034	172	134
3.507% due 11/25/2033	40	32
3.517% due 09/25/2033	18	14
3.547% due 06/25/2033	27	23
3.547% due 05/25/2036	21	20
3.577% due 12/25/2034	75	62
3.577% due 04/25/2036	579	465
3.597% due 11/25/2034	1,267	1,073
3.667% due 08/25/2036	4,000	2,571
3.677% due 11/25/2033	276	250
3.687% due 12/25/2031	29	21
3.707% due 09/25/2032	382	341
3.857% due 10/25/2034	6,076	4,042
3.872% due 03/25/2020	285	274
4.107% due 04/25/2032	491	414
4.107% due 05/25/2032	700	672
4.946% due 10/25/2035	320	271
5.125% due 01/25/2035	4,229	3,226
6.047% due 05/25/2036	500	259

Credit-Based Asset Servicing & Securitization LLC
3.267% due 06/25/2036	15	15
3.267% due 04/25/2037	3,727	3,342
3.637% due 01/25/2036	1,000	450
4.107% due 11/25/2033	2,574	2,317
5.307% due 01/25/2031	435	422

CS First Boston Mortgage Securities Corp.
3.457% due 01/25/2043	238	211
3.567% due 05/25/2044	272	249
3.827% due 01/25/2032	16	13

EMC Mortgage Loan Trust
3.657% due 12/25/2042	2,602	2,170
3.957% due 08/25/2040	1,400	1,221

Equifirst Mortgage Loan Trust
3.750% due 09/25/2033	1,562	1,417

Equity One Asset-Backed Securities, Inc.
3.457% due 07/25/2034	76	64
3.507% due 04/25/2034	1,324	900
3.547% due 07/25/2034	5	4

First Alliance Mortgage Loan Trust
3.398% due 09/20/2027	46	35
3.687% due 10/25/2024	15	13
8.020% due 03/20/2031	27	22

First Franklin Mortgage Loan Asset-Backed Certificates
3.237% due 07/25/2036	3	3
3.247% due 01/25/2038	1,878	1,766
3.257% due 11/25/2036	2,199	2,070
3.257% due 12/25/2036	577	561
3.317% due 04/25/2036	4,465	4,346

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.317% due 09/25/2036	$3,000	$2,669
3.317% due 01/25/2037	1,150	957
3.587% due 10/25/2034	10	10
3.607% due 04/25/2035	3,000	2,505
3.827% due 11/25/2031	231	202

First International Bank N.A.
3.017% due 03/15/2027	117	46

First NLC Trust
3.277% due 08/25/2037	711	671
3.447% due 02/25/2036	1,292	1,275

Fleet Home Equity Loan Trust
3.438% due 01/20/2033	207	131

Ford Credit Auto Owner Trust
3.388% due 01/15/2011	2,200	2,177
3.908% due 06/15/2012	2,600	2,534

Franklin Auto Trust
4.188% due 10/20/2011	10,000	9,922

Fremont Home Loan Trust
3.257% due 10/25/2036	1,373	1,313
3.277% due 02/25/2037	515	505
3.317% due 02/25/2036	535	510

GSAA Trust
3.477% due 06/25/2035	727	452

GSAMP Trust
3.247% due 10/25/2046	676	660
3.327% due 12/25/2035	6	6
3.327% due 01/25/2047	2,316	2,242
3.357% due 10/25/2036	6,750	1,304
3.397% due 11/25/2035	6,900	197
3.497% due 03/25/2034	232	229
3.557% due 01/25/2045	420	356
3.757% due 03/25/2034	2,357	1,768
3.857% due 08/25/2033	64	52

GSR Mortgage Loan Trust
3.307% due 11/25/2030	6	6

GSRPM Mortgage Loan Trust
3.327% due 03/25/2035	1,267	1,186
3.587% due 09/25/2042	66	65

HFC Home Equity Loan Asset-Backed Certificates
3.368% due 01/20/2036	1,791	1,605
3.478% due 01/20/2034	408	354
3.538% due 09/20/2033	519	478
3.718% due 01/20/2034	866	729

Home Equity Asset Trust
3.267% due 05/25/2037	1,118	1,030
3.357% due 10/25/2036	100	68
3.367% due 05/25/2036	3,870	3,743
3.807% due 11/25/2032	1	1
4.002% due 07/25/2034	726	551
4.127% due 02/25/2033	1	1

Home Equity Mortgage Trust
3.387% due 05/25/2036	2,615	1,925
5.300% due 05/25/2036	135	37
5.321% due 04/25/2035	316	223

HSBC Asset Loan Obligation
3.267% due 12/25/2036	245	226

HSI Asset Securitization Corp. Trust
3.257% due 12/25/2036	3,221	3,020

IMC Home Equity Loan Trust
7.310% due 11/20/2028	107	107

Indymac Home Equity Loan Asset-Backed Trust
4.557% due 07/25/2034	1,000	526

Indymac Residential Asset-Backed Trust
2.432% due 08/25/2036	59	59
3.257% due 11/25/2036	112	111
3.267% due 04/25/2037	1,884	1,838
3.367% due 07/25/2037	275	226

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Irwin Home Equity Corp.
4.557% due 02/25/2029	$1,024	$793

Ischus CDO Ltd.
2.768% due 09/10/2013	618	501

JPMorgan Mortgage Acquisition Corp.
2.541% due 11/25/2036	197	189
3.247% due 08/25/2036	223	220
3.257% due 08/25/2036	559	550
3.257% due 10/25/2036	1,109	1,050
3.317% due 01/25/2036	407	403
3.317% due 08/25/2036	2,800	1,940
5.935% due 11/25/2036	946	929

Keystone Owner Trust
7.900% due 01/25/2029	92	92
7.930% due 05/25/2025	20	19

LA Arena Funding LLC
7.656% due 12/15/2026	2,906	2,905

Lake Country Mortgage Loan Trust
3.737% due 12/25/2032	1,187	979

Lehman XS Trust
3.287% due 04/25/2046	7	7
3.287% due 11/25/2046	2,541	2,429
3.357% due 08/25/2035	143	139
3.357% due 04/25/2037	365	304
3.377% due 04/25/2046	7,603	7,149

Long Beach Mortgage Loan Trust
3.247% due 07/25/2036	19	19
3.387% due 08/25/2035	90	87
3.487% due 10/25/2034	23	18
3.537% due 01/25/2046	47	36
3.557% due 03/25/2032	2	1
3.677% due 08/25/2035	2,000	1,500
4.632% due 03/25/2032	294	221

Madison Avenue Manufactured Housing Contract
4.657% due 03/25/2032	1,500	1,212

Massachusetts State Educational Financing Authority
2.864% due 10/25/2038	3,600	3,314

MASTR Asset-Backed Securities Trust
3.357% due 05/25/2037	500	390
3.757% due 10/25/2034	1,234	836

MASTR Specialized Loan Trust
4.057% due 05/25/2037	630	422

MBNA Credit Card Master Note Trust
2.478% due 09/15/2011	600	597

Merrill Lynch First Franklin Mortgage Loan Trust
3.907% due 10/25/2037	1,257	1,184

Merrill Lynch Mortgage Investors, Inc.
3.237% due 05/25/2037	63	62
3.257% due 05/25/2037	392	386
3.267% due 10/25/2037	740	711
3.277% due 08/25/2036	1,238	1,205
3.287% due 09/25/2037	1,629	1,587
3.297% due 06/25/2037	1,903	1,819
3.347% due 01/25/2037	56	55

Mid-State Trust
6.005% due 08/15/2037	3,860	3,536
8.330% due 04/01/2030	990	838

Money Store Home Equity Trust
2.788% due 08/15/2029	121	91

Morgan Stanley ABS Capital I
3.247% due 07/25/2036	502	498
3.257% due 09/25/2036	87	86
3.267% due 05/25/2037	1,812	1,736
3.277% due 08/25/2036	3	3
3.307% due 10/25/2035	5,000	4,545
3.307% due 04/25/2036	5,995	5,911
3.307% due 09/25/2036	25	22
3.307% due 11/25/2036	5,000	4,306

See Accompanying Notes	Semiannual Report	September 30, 2008	37

Schedule of Investments  Asset-Backed Securities Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.327% due 02/25/2036	$193	$191
3.357% due 06/25/2036	325	271
3.527% due 11/25/2035	2,850	2,454
4.807% due 08/25/2034	1,588	824
5.207% due 07/25/2037	1,250	386

Morgan Stanley Dean Witter Capital I
5.682% due 01/25/2032	1,215	855

Morgan Stanley Home Equity Loan Trust
3.257% due 12/25/2036	48	45
3.317% due 02/25/2036	600	595

Morgan Stanley IXIS Real Estate Capital Trust
3.317% due 11/25/2036	3,000	2,637

Morgan Stanley Mortgage Loan Trust
3.367% due 11/25/2036	2,808	770

New Century Home Equity Loan Trust
3.387% due 05/25/2036	1,136	957
3.467% due 06/25/2035	9	8
4.288% due 06/20/2031	3,111	2,831

Nomura Asset Acceptance Corp.
3.347% due 01/25/2036	240	207
3.517% due 01/25/2036	3,000	1,224

Nomura Home Equity Loan, Inc.
3.517% due 05/25/2035	413	411

Novastar Home Equity Loan
3.987% due 05/25/2033	14	12

Oakwood Mortgage Investors, Inc.
2.862% due 03/15/2018	456	364

Option One Mortgage Loan Trust
3.257% due 01/25/2037	1,683	1,621
3.297% due 05/25/2037	295	285
3.688% due 08/20/2030	12	10
3.737% due 05/25/2034	35	24
3.747% due 06/25/2032	9	8
3.807% due 04/25/2033	50	37

Origen Manufactured Housing
2.728% due 05/15/2032	18	17
4.750% due 08/15/2021	2,000	1,895
7.650% due 03/15/2032	2,000	1,961

Ownit Mortgage Loan Asset-Backed Certificates
3.267% due 03/25/2037	102	101

Park Place Securities, Inc.
3.797% due 02/25/2035	2,000	1,670

People’s Choice Home Loan Securities Trust
3.637% due 05/25/2035	1,200	976

Popular ABS Mortgage Pass-Through Trust
3.297% due 06/25/2047	2,426	2,301
5.350% due 01/25/2036	113	111

Quest Trust
3.327% due 08/25/2036	7,869	7,332
4.907% due 07/20/2034	21	17

RAAC Series 2007-SP2
3.607% due 06/25/2047	1,500	939

RAAC Series 2007-SP3
4.407% due 09/25/2047	1,953	1,572

Renaissance Home Equity Loan Trust
3.707% due 12/25/2033	241	201
3.827% due 03/25/2033	33	22
4.307% due 09/25/2037	2,014	1,885
4.407% due 08/25/2032	1,782	1,617
4.934% due 08/25/2035	140	133

Residential Asset Mortgage Products, Inc.
3.277% due 05/25/2036	20	20

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.277% due 02/25/2037	$1,409	$1,316
3.327% due 10/25/2036	1,838	1,756
3.927% due 04/25/2033	4	3
3.987% due 02/25/2033	10	9
5.707% due 08/25/2034	3,000	1,639
5.900% due 07/25/2034	2,000	940
5.942% due 04/25/2034	2,000	1,515

Residential Asset Securities Corp.
3.267% due 01/25/2037	1,123	1,092
3.277% due 11/25/2036	53	53
3.277% due 02/25/2037	1,063	998
3.317% due 04/25/2037	1,754	1,622
3.637% due 03/25/2035	7,000	5,023
3.787% due 06/25/2033	217	161
7.140% due 04/25/2032	764	228

Residential Funding Mortgage Securities II, Inc.
3.327% due 09/25/2035	105	103
3.497% due 12/25/2032	17	13
6.230% due 05/25/2037	5,000	1,171
8.350% due 03/25/2025	82	73

SACO I, Inc.
3.267% due 05/25/2036	66	59
3.387% due 05/25/2036	4,930	416
3.417% due 03/25/2036	3,151	987
3.467% due 06/25/2036	1,404	854
3.707% due 07/25/2035	3,708	2,095

Salomon Brothers Mortgage Securities VII, Inc.
3.687% due 03/25/2028	258	251

Saxon Asset Securities Trust
3.267% due 10/25/2046	632	618
3.707% due 03/25/2032	788	732
3.727% due 08/25/2032	303	298
3.747% due 01/25/2032	8	8

Securitized Asset-Backed Receivables LLC Trust
3.337% due 05/25/2037	2,738	2,406
3.537% due 10/25/2035	700	591

Security National Mortgage Loan Trust
3.497% due 10/25/2036	9,635	9,187

SLC Student Loan Trust
3.719% due 06/15/2021	10,700	10,115

SLM Student Loan Trust
2.790% due 10/25/2016	291	291
2.800% due 04/25/2017	47	47
2.859% due 06/15/2018	13	13
3.300% due 10/25/2017	5,000	4,780
3.364% due 10/25/2017	1,600	1,555
3.764% due 07/25/2023	10,800	10,159
4.019% due 12/15/2033	4,000	3,844
4.064% due 07/25/2023	5,000	4,864

Soundview Home Equity Loan Trust
3.257% due 10/25/2036	218	216
3.397% due 02/25/2036	85	78
3.467% due 12/25/2035	5,500	5,111
3.507% due 11/25/2035	200	185
4.007% due 10/25/2037	4,608	4,472

South Carolina Student Loan Corp.
3.811% due 09/03/2024	600	572

Specialty Underwriting & Residential Finance
3.307% due 11/25/2037	3,000	2,465
3.627% due 12/25/2035	1,000	953

Structured Asset Securities Corp.
3.257% due 10/25/2036	855	811
3.257% due 02/25/2037	613	576
3.287% due 01/25/2037	972	912
3.297% due 06/25/2037	2,985	2,712

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.327% due 10/25/2036	$2,491	$2,306
3.375% due 08/25/2031	104	81
3.497% due 01/25/2033	2,034	1,682
3.557% due 12/25/2034	2,073	1,910
3.607% due 05/25/2034	22	19
3.857% due 05/25/2034	98	86
4.257% due 01/25/2033	156	95
4.900% due 04/25/2035	880	583

Superior Wholesale Inventory Financing Trust
2.788% due 01/15/2012	3,000	2,678

TABS Ltd.
3.887% due 02/12/2047	2,950	120

Trapeza CDO I LLC
3.589% due 11/16/2034	1,000	421

UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	650

Vanderbilt Mortgage Finance
5.840% due 02/07/2026	330	298
6.210% due 05/07/2026	1,605	1,599
7.905% due 02/07/2026	470	483

Washington Mutual Asset-Backed Certificates
3.267% due 10/25/2036	1,198	1,132

Wells Fargo Home Equity Trust
3.307% due 03/25/2037	892	864
3.437% due 10/25/2035	385	373
3.457% due 12/25/2035	3,922	3,786

WMC Mortgage Loan Pass-Through Certificates
4.012% due 03/20/2029	74	68

World Financial Network Credit Card Master Trust
3.488% due 03/15/2013	2,000	1,920

Total Asset-Backed Securities (Cost $492,931)		414,901

SHORT-TERM INSTRUMENTS 17.4%

COMMERCIAL PAPER 2.0%

Federal Home Loan Bank
0.100% due 10/07/2008	19,600	19,600

REPURCHASE AGREEMENTS 5.3%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	50,800	50,800

(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $51,883. Repurchase proceeds are $50,800.)

U.S. TREASURY BILLS 10.1%
1.398% due 10/16/2008 - 12/26/2008 (b)(c)	98,660	97,870

Total Short-Term Instruments (Cost $168,763)		168,270

Total Investments 148.9% (Cost $1,564,784)		$1,439,747

Other Assets and Liabilities (Net) (48.9%)		(472,714)

Net Assets 100.0%		$967,033

38	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $94,892 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(d)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $258,057 at a weighted average interest rate of 2.426%. On September 30, 2008, securities valued at $314,117 were pledged as collateral for reverse repurchase agreements.
(e)	Cash of $4,963 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2008	4,278	$13,560

(f)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Ameriquest Mortgage Securities, Inc.1-Month USD-LIBOR plus 1.860% due 01/25/2034	(0.800%)	01/25/2034	RBS	$1,347	$536	$0	$536
Ameriquest Mortgage Securities, Inc.1-Month USD-LIBOR plus 2.100% due 05/25/2033	(0.700%)	05/25/2033	RBS	2,500	829	0	829
Baldwin Segregated Portfolio 3-Month USD-LIBOR plus 0.750% due 06/25/2046	(0.800%)	06/25/2046	WAC	2,000	1,948	1,313	635
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 2.000% due 12/25/2035	(2.250%)	12/25/2035	UBS	1,000	926	0	926
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	(2.150%)	10/20/2020	CITI	1,000	521	0	521
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 1.350% due 10/25/2035	(1.500%)	10/25/2035	JPM	2,000	1,607	0	1,607
FBR Securitization Trust 1-Month USD-LIBOR plus 1.850% due 10/25/2035	(3.000%)	10/25/2035	RBS	3,000	2,872	0	2,872
Indymac Home Equity Loan Asset-Backed Trust 1-Month USD-LIBOR plus 0.630% due 06/25/2030	(0.450%)	06/25/2030	BEAR	1,515	353	0	353
Jackson Segregated Portfolio 3-Month USD-LIBOR plus 1.750% due 09/27/2046	(3.500%)	09/27/2046	MLP	4,000	3,867	0	3,867
Jackson Segregated Portfolio 3-Month USD-LIBOR plus 1.750% due 09/27/2046	(3.500%)	09/27/2046	WAC	1,000	967	685	282
KLIO Funding Ltd. 3-Month USD-LIBOR plus 1.800% due 04/23/2039	(1.700%)	04/23/2039	BEAR	654	517	0	517
LB-UBS Commercial Mortgage Trust 5.587% due 09/15/2040	(1.170%)	09/15/2040	BEAR	1,000	533	0	533
Lenox Street Ltd. 3-Month USD-LIBOR plus 1.750% due 03/04/2045	(3.500%)	03/04/2050	MLP	1,000	683	0	683
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.400% due 02/25/2034	(0.490%)	02/25/2034	BCLY	239	75	0	75
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.250% due 07/25/2032	(3.375%)	07/25/2032	CSFB	1,013	706	101	605
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 3.500% due 02/25/2034	(2.000%)	02/25/2034	GSC	591	440	0	440
Merrill Lynch Mortgage Trust 5.244% due 11/12/2037	(1.150%)	11/12/2037	BEAR	1,000	429	0	429
Morgan Stanley ABS Capital I 1-Month USD-LIBOR plus 1.700% due 12/27/2033	(0.540%)	12/27/2033	MSC	246	156	0	156
New Century Home Equity Loan Trust 1-Month USD-LIBOR plus 1.750% due 06/25/2035	(5.000%)	06/25/2035	BOA	2,500	2,055	0	2,055
Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.250% due 05/25/2035	(1.100%)	05/25/2035	DUB	2,000	1,827	0	1,827
Park Place Securities, Inc. 1-Month USD-LIBOR plus 2.200% due 03/25/2035	(2.650%)	03/25/2035	DUB	5,000	4,425	0	4,425
Park Place Securities, Inc. 1-Month USD-LIBOR plus 3.500% due 09/25/2034	(3.000%)	09/25/2034	JPM	1,845	1,731	0	1,731
Race Point CLO 3-Month USD-LIBOR plus 1.650% due 04/15/2020	(1.950%)	04/15/2020	WAC	2,000	631	0	631
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.300% due 02/25/2035	(0.590%)	02/25/2035	BCLY	216	39	0	39
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.820% due 02/25/2035	(0.610%)	02/25/2035	BCLY	474	457	0	457
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500%)	10/11/2021	GSC	500	245	0	245
Trinity CDO Ltd. 3-Month USD-LIBOR plus 1.600% due 03/08/2040	(1.700%)	03/08/2040	BEAR	873	687	0	687

					$30,062	$2,099	$27,963

See Accompanying Notes	Semiannual Report	September 30, 2008	39

Schedule of Investments  Asset-Backed Securities Portfolio  (Cont.)

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ACE Securities Corp. 1-Month USD-LIBOR plus 0.700% due 07/25/2034	0.700%	07/25/2034	GSC	$835	$(156)	$(210)	$54
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.610% due 01/25/2035	0.610%	01/25/2035	GSC	1,000	(677)	(680)	3
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	0.640%	09/25/2034	GSC	1,000	(173)	(340)	167
Ameriquest Mortgage Securities, Inc.1-Month USD-LIBOR plus 1.860% due 01/25/2034	1.860%	01/25/2034	GSC	1,348	(457)	0	(457)
Ameriquest Mortgage Securities, Inc.1-Month USD-LIBOR plus 2.100% due 05/25/2033	2.100%	05/25/2033	GSC	2,500	(676)	0	(676)
Argent Securities, Inc. 1-Month USD-LIBOR plus 0.490% due 10/25/2035	0.490%	10/25/2035	GSC	1,000	(356)	(380)	24
Asset-Backed Securities Corp. Home Equity 1-Month USD-LIBOR plus 0.630% due 09/25/2034	0.630%	09/25/2034	GSC	1,000	(309)	(310)	1
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.800% due 08/25/2034	0.800%	08/25/2034	GSC	1,000	(236)	(330)	94
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 2.000% due 12/25/2035	2.550%	12/25/2035	BEAR	1,000	(925)	0	(925)
Carrington Mortgage Loan Trust 1-Month USD-LIBOR plus 0.480% due 10/25/2035	0.480%	10/25/2035	GSC	1,000	(337)	(300)	(37)
Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.650% due 06/25/2035	0.650%	06/25/2035	GSC	1,000	(207)	(300)	93
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.460% due 07/25/2035	0.460%	07/25/2035	GSC	1,000	(452)	(350)	(102)
FBR Securitization Trust 1-Month USD-LIBOR plus 1.850% due 10/25/2035	3.500%	10/25/2035	JPM	3,000	(2,858)	0	(2,858)
GSAMP Trust 1-Month USD-LIBOR plus 0.490% due 09/25/2035	0.490%	09/25/2035	GSC	2,000	(741)	(700)	(41)
Indymac Home Equity Loan Asset-Backed Trust 1-Month USD-LIBOR plus 0.630% due 06/25/2030	1.500%	06/25/2030	MSC	1,515	(299)	0	(299)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 0.700% due 10/25/2034	0.700%	10/25/2034	GSC	1,000	(145)	(320)	175
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.250% due 07/25/2032	2.250%	07/25/2032	MSC	1,012	(725)	(126)	(599)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 3.500% due 02/25/2034	2.250%	02/25/2034	MLP	591	(435)	0	(435)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 3.500% due 07/25/2033	4.500%	07/25/2033	BOA	492	(436)	0	(436)
MASTR Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.500% due 12/25/2034	0.500%	12/25/2034	GSC	1,000	(284)	(280)	(4)
New Century Home Equity Loan Trust 1-Month USD-LIBOR plus 0.450% due 06/25/2035	0.450%	06/25/2035	GSC	1,000	(358)	(340)	(18)
New Century Home Equity Loan Trust 1-Month USD-LIBOR plus 1.750% due 06/25/2035	5.500%	06/25/2035	JPM	2,500	(2,021)	0	(2,021)
Option One Mortgage Loan Trust 1-Month USD-LIBOR plus 0.520% due 02/25/2035	0.520%	02/25/2035	GSC	1,000	(345)	(450)	105
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.650% due 10/25/2034	0.650%	10/25/2034	GSC	1,000	(308)	(300)	(8)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.700% due 10/25/2034	0.700%	10/25/2034	GSC	1,000	(244)	(350)	106
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.740% due 12/25/2034	0.740%	12/25/2034	GSC	1,000	(354)	(320)	(34)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 2.200% due 03/25/2035	3.030%	03/25/2035	MSC	5,000	(4,415)	0	(4,415)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 3.500% due 09/25/2034	5.000%	09/25/2034	GSC	1,845	(1,710)	0	(1,710)
Residential Asset Mortgage Products, Inc. 1-Month USD-LIBOR plus 0.620% due 11/25/2034	0.620%	11/25/2034	GSC	1,000	(205)	(280)	75
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 0.500% due 09/25/2036	0.500%	09/25/2036	GSC	1,000	(496)	(450)	(46)
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 0.800% due 10/25/2035	0.800%	10/25/2035	GSC	900	(174)	(433)	259
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.440% due 04/25/2035	0.440%	04/25/2035	GSC	1,000	(268)	(550)	282
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.480% due 09/25/2035	0.480%	09/25/2035	GSC	2,000	(679)	(1,100)	421
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.510% due 08/25/2035	0.510%	08/25/2035	GSC	1,500	(944)	(1,125)	181
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.650% due 09/25/2034	0.650%	09/25/2034	GSC	1,000	(201)	(400)	199
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.850% due 12/25/2034	0.850%	12/25/2034	GSC	1,000	(204)	(350)	146
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.950% due 04/25/2034	0.950%	04/25/2034	GSC	500	(123)	(200)	77
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.300% due 11/25/2034	1.300%	11/25/2034	GSC	355	(334)	(333)	(1)

40	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Wells Fargo Home Equity Trust 1-Month USD-LIBOR plus 0.630% due 04/25/2034	0.630%	04/25/2034	GSC	$310	$(66)	$(111)	$45

					$(24,333)	$(11,718)	$(12,615)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	(3.000%)	12/20/2017	GSC	1.400%	$2,000	$(243)	$0	$(243)
Bear Stearns Cos., Inc. 6.950% due 08/10/2012	(4.050%)	09/20/2012	CITI	1.357%	5,000	(541)	0	(541)
Citigroup, Inc. 7.250% due 10/01/2010	(2.350%)	03/20/2013	BNP	3.563%	9,400	365	0	365
Dell, Inc. 4.700% due 04/15/2013	(0.800%)	06/20/2013	BCLY	1.292%	5,000	93	0	93
Masco Corp. 5.875% due 07/15/2012	(0.610%)	09/20/2012	BOA	2.663%	5,000	341	0	341
Swiss Bank Corp. 7.375% due 06/15/2017	(2.400%)	03/20/2013	BNP	5.069%	5,000	449	0	449
Swiss Bank Corp. 7.375% due 06/15/2017	(2.400%)	03/20/2013	GSC	5.069%	10,000	898	0	898
Wachovia Corp. 5.625% due 12/15/2008	(2.930%)	03/20/2013	BNP	4.670%	9,400	513	0	513

						$1,875	$0	$1,875

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
American International Group, Inc. 4.250% due 05/15/2013	0.850%	12/20/2012	MLP	15.254%	$10,000	$(3,596)	$0	$(3,596)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.900%	09/20/2009	JPM	1.100%	5,000	0	0	0
Freddie Mac 5.080% due 02/07/2019	0.670%	12/20/2012	MSC	Defaulted	9,000	(208)	0	(208)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	03/20/2009	CITI	7.398%	3,000	(83)	0	(83)
SLM Corp. 5.125% due 08/27/2012	3.100%	12/20/2008	BCLY	19.658%	2,000	(55)	0	(55)
SLM Corp. 5.125% due 08/27/2012	3.050%	03/20/2009	DUB	19.698%	5,000	(318)	0	(318)
SLM Corp. 5.125% due 08/27/2012	3.100%	12/20/2008	MLP	19.658%	5,000	(138)	0	(138)

						$(4,398)	$0	$(4,398)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
ABX.HE BBB 06-2 Index	(2.420%)	05/25/2046	BEAR	$1,720	$1,550	$128	$1,422
CDX.IG-5 7 Year Index 10-15%	(0.140%)	12/20/2012	MSC	11,200	1,348	0	1,348
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	24,400	36	(236)	272

					$2,934	$(108)	$3,042

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	0.540%	07/25/2045	DUB	$300	$(230)	$(125)	$(105)
ABX.HE AA 06-2 Index	0.170%	05/25/2046	DUB	300	(229)	(120)	(109)
ABX.HE AA 07-1 Index	0.150%	08/25/2037	BOA	10,000	(8,774)	(8,875)	101
ABX.HE AA 07-1 Index	0.150%	08/25/2037	CSFB	55,000	(48,254)	(42,975)	(5,279)
ABX.HE AA 07-1 Index	0.150%	08/25/2037	DUB	300	(263)	(181)	(82)
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	CITI	2,427	(200)	(230)	30
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	CSFB	13,395	(1,107)	(1,222)	115
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	DUB	18,248	(1,511)	(2,389)	878
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	MLP	4,853	(432)	(563)	131
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	MSC	19,413	(1,600)	(1,445)	(155)
ABX.HE AAA 06-2 Index	0.110%	05/25/2046	BOA	10,000	(3,074)	(2,100)	(974)
ABX.HE AAA 06-2 Index	0.110%	05/25/2046	CSFB	8,800	(2,705)	(2,596)	(109)
ABX.HE AAA 06-2 Index	0.110%	05/25/2046	MLP	5,000	(1,537)	(900)	(637)
ABX.HE AAA 07-1 Index	0.090%	08/25/2037	CITI	10,000	(4,749)	(4,775)	26
ABX.HE AAA 07-1 Index	0.090%	08/25/2037	CSFB	3,000	(1,425)	(960)	(465)
ABX.HE BBB 06-2 Index	2.420%	05/25/2046	JPM	1,720	(1,549)	(129)	(1,420)
CDX.HY-8 Index 35-100%	0.787%	06/20/2012	BCLY	2,484	(57)	0	(57)
CDX.HY-8 Index 35-100%	1.465%	06/20/2012	BCLY	4,968	0	0	0
CDX.HY-8 Index 35-100%	0.415%	06/20/2012	CITI	1,987	(70)	0	(70)
CDX.HY-8 Index 35-100%	0.630%	06/20/2012	CITI	4,968	(140)	0	(140)
CDX.HY-8 Index 35-100%	0.830%	06/20/2012	CITI	9,937	(211)	0	(211)
CDX.HY-8 Index 35-100%	0.910%	06/20/2012	MLP	2,484	(46)	0	(46)
CDX.HY-9 Index 35-100%	1.140%	12/20/2012	MLP	9,937	(276)	0	(276)

See Accompanying Notes	Semiannual Report	September 30, 2008	41

Schedule of Investments  Asset-Backed Securities Portfolio  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-9 Index 35-100%	1.443%	12/20/2012	MLP	$4,968	$(83)	$0	$(83)
CDX.IG-5 10 Year Index 10-15%	0.460%	12/20/2015	MSC	8,000	(1,551)	0	(1,551)
CDX.IG-9 5 Year Index 15-30%	0.560%	12/20/2012	DUB	5,000	(55)	0	(55)
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	63,800	(94)	(893)	799
CMBX.NA BBB 1 Index	1.340%	10/12/2052	DUB	2,000	(924)	20	(944)

					$(81,146)	$(70,458)	$(10,688)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	5.000%	06/21/2009	UBS	$ 55,500	$1,020	$136	$884
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY	2,900	31	65	(34)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB	38,600	416	418	(2)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP	2,900	31	65	(34)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS	178,300	1,919	1,188	731
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC	43,100	(254)	(220)	(34)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	19,500	(742)	(572)	(170)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS	46,700	(1,777)	(981)	(796)

						$644	$99	$545

(g)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Asset-Backed Securities Trust	3.707%	09/25/2034	03/29/2006	$462	$373	0.04%

(h)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	6.000%	10/01/2038	$1,500	$1,506	$1,518
Freddie Mac	6.000%	10/01/2038	2,300	2,323	2,326

				$3,829	$3,844

(i)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$1,428,381	$11,366	$1,439,747
Short Sales, at value	0	(3,844)	0	(3,844)
Other Financial Instruments ++	12,892	(2,638)	8,274	18,528

Total	$12,892	$1,421,899	$19,640	$1,454,431

42	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$21,937	$4,417	$15	$(1,182)	$(1,035)	$(12,786)	$11,366
Other Financial Instruments ++	21,210	0	0	0	(13,064)	128	8,274

Total	$43,147	$4,417	$15	$(1,182)	$(14,099)	$(12,658)	$19,640

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	43

Schedule of Investments  Developing Local Markets Portfolio

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 27.7%

BANKING & FINANCE 18.2%

American Express Bank FSB
2.507% due 06/12/2009	$1,000	$986
3.248% due 06/22/2009	300	296

American Express Centurion Bank
2.657% due 12/17/2009	100	94

American Express Credit Corp.
3.090% due 05/19/2009	100	97

American International Group, Inc.
2.538% due 06/16/2009	1,400	841

Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009	1,100	1,099

Banco Santander Chile
3.164% due 12/09/2009	1,000	982

Bank of America Corp.
2.918% due 11/06/2009	200	196
3.889% due 09/25/2009	3,300	3,237

Bank of America N.A.
2.810% due 02/27/2009	250	249
2.819% due 06/12/2009	1,300	1,294

Bank of Ireland
2.926% due 12/18/2009	1,800	1,783

Bank of Scotland PLC
2.829% due 07/17/2009	1,600	1,590
2.875% due 12/08/2010	1,500	1,352

Bear Stearns Cos. LLC
3.029% due 01/31/2011	1,600	1,564
3.186% due 07/19/2010	306	300
5.300% due 10/30/2015	100	89
5.500% due 08/15/2011	100	96
6.950% due 08/10/2012	500	506

BHP Billiton Finance Ltd.
3.799% due 03/27/2009	200	200

Caterpillar Financial Services Corp.
2.852% due 08/11/2009	700	699
2.887% due 03/10/2009	500	499

Charter One Bank N.A.
2.845% due 04/24/2009	1,000	998

CIT Group, Inc.
2.927% due 08/17/2009	700	563

Citigroup Funding, Inc.
2.991% due 03/02/2009	204	201

Citigroup, Inc.
2.897% due 05/18/2011	900	792
2.957% due 05/18/2010	500	462
3.799% due 12/28/2009	1,800	1,742
3.809% due 12/26/2008	200	199
8.400% due 04/29/2049	3,200	2,182

Colvis Finance Ltd.
8.000% due 02/02/2009	200	199

Commonwealth Bank of Australia
2.527% due 06/08/2009	100	100

Countrywide Financial Corp.
2.931% due 01/05/2009	200	197
3.418% due 03/24/2009	100	98

Countrywide Home Loans, Inc.
6.250% due 04/15/2009	400	388

Credit Agricole S.A.
2.809% due 05/28/2009	1,000	996

Credit Suisse USA, Inc.
2.890% due 11/20/2009	200	199

DnB NOR Bank ASA
2.858% due 10/13/2009	100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

El Paso Performance-Linked Trust
7.750% due 07/15/2011	$1,900	$1,934

Export-Import Bank of Korea
4.250% due 11/06/2008	75	75

Ford Credit de Mexico S.A. de C.V.
4.904% due 03/20/2009	1,800	1,758

Ford Motor Credit Co. LLC
5.625% due 10/01/2008	100	100
5.700% due 01/15/2010	3,436	2,632
7.375% due 10/28/2009	1,000	804

General Electric Capital Corp.
2.825% due 10/26/2009	200	199
2.851% due 10/06/2010	1,400	1,378
2.874% due 08/15/2011	200	195
2.919% due 06/15/2009	100	99
3.251% due 02/01/2011	152	150

GMAC LLC
4.054% due 05/15/2009	1,100	796
5.625% due 05/15/2009	600	429

Goldman Sachs Group, Inc.
2.568% due 11/16/2009	2,500	2,239
2.887% due 11/16/2009	1,400	1,296
3.011% due 03/02/2010	500	468
3.250% due 12/23/2008	300	296
3.294% due 12/22/2008	1,200	1,183
3.300% due 06/23/2009	700	665

HSBC Bank USA N.A.
2.949% due 12/14/2009	250	248

HSBC Finance Corp.
2.846% due 10/21/2009	200	190
2.899% due 03/12/2010	800	751
3.087% due 11/16/2009	800	787

ICICI Bank Ltd.
3.328% due 01/12/2010	600	583

IDBI Bank Ltd.
5.125% due 12/23/2009	700	661

International Lease Finance Corp.
3.031% due 05/24/2010	1,000	802

John Deere Capital Corp.
2.871% due 07/16/2010	200	199
3.081% due 10/16/2009	500	500

JPMorgan Chase & Co.
2.537% due 05/07/2010	1,100	1,088
2.959% due 01/17/2011	1,400	1,381
2.973% due 10/02/2009	3,790	3,788
3.291% due 06/25/2010	1,500	1,485
3.479% due 06/26/2009	100	100

KeyBank N.A.
5.061% due 06/02/2010	1,200	1,195

Lehman Brothers Holdings, Inc.
2.520% due 11/24/2008 (a)	100	13
2.889% due 01/23/2009 (a)	1,000	130
2.907% due 11/16/2009 (a)	500	65
3.011% due 12/23/2010 (a)	1,100	143

Merrill Lynch & Co., Inc.
2.839% due 10/23/2008	200	200
2.886% due 01/30/2009	500	488
2.894% due 08/14/2009	900	868
3.234% due 12/22/2008	200	193

Metropolitan Life Global Funding I
2.847% due 05/17/2010	500	494

Morgan Stanley
2.852% due 05/07/2009	200	173
3.031% due 01/22/2009	600	584
3.228% due 11/21/2008	100	99

National Australia Bank Ltd.
3.252% due 02/08/2010	750	749

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Pemex Finance Ltd.
9.690% due 08/15/2009	$926	$945

Petroleum Export Ltd.
4.623% due 06/15/2010	272	270
4.633% due 06/15/2010	39	39
5.265% due 06/15/2011	196	194

Santander U.S. Debt S.A. Unipersonal
2.874% due 11/20/2009	1,000	991

SLM Corp.
2.960% due 07/26/2010	100	76

UBS AG
2.789% due 07/23/2009	500	495
3.714% due 05/05/2010	1,200	1,195

Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008	1,000	999

Ventas Realty LP
6.750% due 06/01/2010	600	600
8.750% due 05/01/2009	470	472

Wachovia Bank N.A.
2.871% due 05/25/2010	1,000	804
2.881% due 12/02/2010	1,000	753

Wachovia Corp.
2.846% due 10/28/2008	400	398
2.861% due 12/01/2009	1,500	1,306
2.921% due 10/15/2011	600	414

Wachovia Mortgage FSB
2.842% due 05/08/2009	250	249
2.936% due 03/02/2009	250	245

Wells Fargo & Co.
2.886% due 01/24/2012	400	396
3.223% due 01/29/2010	2,570	2,563
3.270% due 03/23/2010	2,600	2,577

		78,099

INDUSTRIALS 7.0%

America Movil SAB de C.V.
4.125% due 03/01/2009	300	300

Amgen, Inc.
2.889% due 11/28/2008	100	100

Anadarko Petroleum Corp.
3.219% due 09/15/2009	1,500	1,483

AstraZeneca PLC
3.118% due 09/11/2009	100	100

Cia Siderurgica Paulista
8.250% due 01/30/2009	500	505

Cisco Systems, Inc.
2.892% due 02/20/2009	300	300

ConocoPhillips Australia Funding Co.
2.891% due 04/09/2009	304	301

CVS Caremark Corp.
3.111% due 06/01/2010	500	479

Daimler Finance North America LLC
3.241% due 08/03/2009	700	697

EchoStar DBS Corp.
5.750% due 10/01/2008	1,250	1,250
6.375% due 10/01/2011	1,800	1,660

General Mills, Inc.
2.921% due 01/22/2010	400	395

Hewlett-Packard Co.
2.879% due 06/15/2010	200	199
3.210% due 09/03/2009	800	799

HJ Heinz Co.
6.428% due 12/01/2020	700	701

44	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Home Depot, Inc.
2.944% due 12/16/2009	$200	$188

Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	3,000	3,006

Kraft Foods, Inc.
3.302% due 08/11/2010	700	692

Mandalay Resort Group
6.500% due 07/31/2009	800	764

MMK Finance S.A.
8.000% due 10/21/2008	4,008	3,948

New Albertson’s, Inc.
6.950% due 08/01/2009	100	99

Oracle Corp.
2.864% due 05/14/2010	300	298

Pemex Project Funding Master Trust
4.119% due 06/15/2010	3,100	3,057
4.591% due 10/15/2009	1,300	1,297
9.125% due 10/13/2010	110	118
9.375% due 12/02/2008	102	103

Qwest Communications International, Inc.
6.304% due 02/15/2009	33	33

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	400	404

Siemens Financieringsmaatschappij NV
2.854% due 08/14/2009	400	400

Time Warner, Inc.
3.034% due 11/13/2009	700	672

United Technologies Corp.
2.881% due 06/01/2009	200	200

UnitedHealth Group, Inc.
3.384% due 06/21/2010	200	193
4.102% due 02/07/2011	5,000	4,903

Xerox Corp.
3.626% due 12/18/2009	300	298

		29,942

UTILITIES 2.5%

AT&T, Inc.
3.014% due 11/14/2008	700	698

Dominion Resources, Inc.
2.984% due 11/14/2008	100	100
3.866% due 06/17/2010	400	400

Empresa Brasileira de Telecomunicacoes S.A.
11.000% due 12/15/2008	1,600	1,606

Entergy Gulf States, Inc.
3.565% due 12/08/2008	1,207	1,204

Ohio Power Co.
2.971% due 04/05/2010	1,400	1,374

Public Service Electric & Gas Co.
3.694% due 03/12/2010	1,800	1,788

Qwest Corp.
5.625% due 11/15/2008	600	597

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	1,287	1,290

Sprint Nextel Corp.
4.169% due 06/28/2010	1,200	1,118

UBS Luxembourg S.A. for OJSC Vimpel Communications
10.000% due 06/16/2009	300	289

Verizon Communications, Inc.
2.838% due 04/03/2009	300	298

		10,762

Total Corporate Bonds & Notes (Cost $126,853)		118,803

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 3.9%

Fannie Mae
3.267% due 12/25/2036 - 07/25/2037	$1,126	$1,036
4.278% due 06/01/2043 - 09/01/2044	331	331
5.000% due 02/25/2017	43	44
5.500% due 10/01/2038	2,600	2,590
5.600% due 12/01/2035	579	584
5.721% due 03/01/2036	760	766
5.764% due 03/01/2036	808	815
6.000% due 07/01/2036 - 11/01/2037	9,080	9,208

Freddie Mac
2.838% due 12/15/2030	267	263
3.467% due 08/25/2031	247	224
3.487% due 09/25/2031	233	218
4.278% due 02/25/2045	609	554
5.000% due 08/15/2016 - 11/15/2029	200	202

Total U.S. Government Agencies (Cost $17,038)		16,835

U.S. TREASURY OBLIGATIONS 1.1%

U.S. Treasury Notes
3.500% due 05/31/2013	4,600	4,718

Total U.S. Treasury Obligations (Cost $4,638)		4,718

MORTGAGE-BACKED SECURITIES 12.0%

Adjustable Rate Mortgage Trust
5.139% due 09/25/2035	351	279

American Home Mortgage Assets
3.397% due 05/25/2046	167	108
3.397% due 09/25/2046	63	38
3.555% due 02/25/2047	85	43
3.775% due 11/25/2046	83	42

American Home Mortgage Investment Trust
5.660% due 09/25/2045	60	41

Banc of America Funding Corp.
6.129% due 01/20/2047	487	330

Banc of America Mortgage Securities, Inc.
4.519% due 07/25/2034	226	212
5.436% due 02/25/2036	116	101

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	7,296	6,855
4.150% due 08/25/2035	1,480	1,396
4.476% due 02/25/2034	400	325
4.550% due 08/25/2035	2,490	2,382
4.599% due 07/25/2033	5,338	5,135
4.843% due 04/25/2034	303	271
5.474% due 05/25/2047	147	123

Bear Stearns Alt-A Trust
3.367% due 02/25/2034	53	32
5.504% due 09/25/2035	2,147	1,732
5.859% due 01/25/2036	791	589

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	4	4

Bear Stearns Mortgage Funding Trust
3.277% due 02/25/2037	129	116

Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	1,763	1,403
5.772% due 12/26/2046	1,035	824

CC Mortgage Funding Corp.
3.337% due 05/25/2048	372	225

Chase Mortgage Finance Corp.
5.434% due 03/25/2037	76	65

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup Commercial Mortgage Trust
2.558% due 08/15/2021	$1	$1

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	315	284
4.248% due 08/25/2035	1,835	1,750
4.683% due 08/25/2035	340	257
4.748% due 08/25/2035	1,745	1,661
5.666% due 07/25/2046	66	51

Commercial Mortgage Pass-Through Certificates
2.588% due 04/15/2017	27	26

Countrywide Alternative Loan Trust
3.368% due 02/20/2047	153	94
3.387% due 05/25/2047	162	99
3.397% due 09/25/2046	113	63
3.398% due 07/20/2046	139	86
3.417% due 07/25/2046	31	19
3.537% due 11/20/2035	62	40
3.855% due 12/25/2035	87	53
3.855% due 02/25/2036	45	27
5.898% due 02/25/2037	156	109

Countrywide Home Loan Mortgage Pass-Through Trust
3.547% due 03/25/2036	900	383
4.822% due 04/20/2035	1,202	1,093
6.092% due 09/25/2047	22	17

CS First Boston Mortgage Securities Corp.
5.014% due 06/25/2033	524	513

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.277% due 01/25/2047	48	45
3.287% due 02/25/2037	42	40
3.297% due 08/25/2037	387	367

First Horizon Asset Securities, Inc.
4.428% due 07/25/2033	187	184
5.357% due 08/25/2035	346	299

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	125	108
3.287% due 01/25/2047	154	146
3.477% due 11/25/2045	180	114

Greenpoint Mortgage Pass-Through Certificates
5.454% due 10/25/2033	452	441

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	631	567

GSR Mortgage Loan Trust
5.178% due 01/25/2036	74	65

Harborview Mortgage Loan Trust
3.120% due 01/19/2038	36	33
3.210% due 07/19/2046	126	78
3.220% due 01/19/2038	229	139
3.230% due 09/19/2046	32	19
3.270% due 03/19/2037	249	154
3.378% due 08/21/2036	32	20
5.215% due 07/19/2035	997	667
5.903% due 08/19/2036	21	14

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	38	36

Indymac IMSC Mortgage Loan Trust
3.387% due 07/25/2047	67	37

Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	48	45
3.397% due 09/25/2046	102	62
3.407% due 06/25/2047	65	40
3.417% due 05/25/2046	15	9
3.447% due 07/25/2035	19	12
5.048% due 12/25/2034	222	181

JPMorgan Mortgage Trust
5.021% due 02/25/2035	1,390	1,211

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	80	73

See Accompanying Notes	Semiannual Report	September 30, 2008	45

Schedule of Investments  Developing Local Markets Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Luminent Mortgage Trust
3.377% due 12/25/2036	$82	$50
3.387% due 12/25/2036	71	45

MASTR Adjustable Rate Mortgages Trust
3.317% due 05/25/2047	40	40
3.417% due 04/25/2046	47	30
3.788% due 11/21/2034	403	398

Merrill Lynch Floating Trust
2.558% due 06/15/2022	84	76

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	1,478	1,202

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	57	41

MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035	638	566
4.207% due 10/25/2035	346	315
4.352% due 10/25/2035	2,515	2,349

Provident Funding Mortgage Loan Trust
4.498% due 08/25/2033	334	325

Residential Accredit Loans, Inc.
3.307% due 09/25/2046	45	39
3.507% due 08/25/2035	87	54

Residential Funding Mortgage Securities I
5.207% due 09/25/2035	344	296

Sequoia Mortgage Trust
4.256% due 04/20/2035	431	360
5.765% due 01/20/2047	31	27

Structured Adjustable Rate Mortgage Loan Trust
4.885% due 07/25/2034	926	844
5.344% due 01/25/2035	339	248
5.535% due 08/25/2035	219	177

Structured Asset Mortgage Investments, Inc.
3.277% due 08/25/2036	156	152
3.280% due 07/19/2035	1,718	1,420
3.307% due 09/25/2047	529	505
3.360% due 10/19/2034	539	387
3.427% due 05/25/2036	384	237
3.427% due 05/25/2046	49	30

Structured Asset Securities Corp.
4.763% due 06/25/2033	713	648
5.034% due 10/25/2035	44	37

TBW Mortgage-Backed Pass-Through Certificates
3.307% due 09/25/2036	14	13
3.317% due 01/25/2037	35	33

Thornburg Mortgage Securities Trust
3.317% due 11/25/2046	127	121
3.327% due 03/25/2046	100	99
3.327% due 09/25/2046	292	274

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	2,196	2,007

WaMu Mortgage Pass-Through Certificates
2.990% due 11/25/2034	1,281	813
3.427% due 07/25/2046	643	504
3.497% due 08/25/2045	2	2
3.555% due 02/25/2047	160	84
3.555% due 03/25/2047	144	76
3.585% due 01/25/2047	75	45
3.615% due 04/25/2047	80	46
3.665% due 12/25/2046	71	43
3.675% due 12/25/2046	71	38
3.855% due 02/25/2046	89	53
4.055% due 11/25/2042	39	35
4.198% due 09/25/2046	280	182
4.198% due 10/25/2046	145	94
4.229% due 03/25/2034	421	406
4.559% due 06/25/2033	208	203
5.342% due 01/25/2037	55	44
5.542% due 04/25/2037	40	30
5.609% due 12/25/2036	35	25

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.613% due 12/25/2036	$104	$82
5.668% due 05/25/2037	74	67
5.931% due 09/25/2036	50	39

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.825% due 05/25/2046	33	19

Wells Fargo Mortgage-Backed Securities Trust
4.992% due 12/25/2034	364	331
5.594% due 07/25/2036	78	63

Total Mortgage-Backed Securities (Cost $56,840)		51,272

ASSET-BACKED SECURITIES 7.9%

ACE Securities Corp.
3.257% due 08/25/2036	89	84
3.257% due 12/25/2036	49	46
3.287% due 10/25/2036	51	50
3.297% due 06/25/2037	129	120

American Express Credit Account Master Trust
2.988% due 02/15/2012	92	89

Argent Securities, Inc.
3.257% due 09/25/2036	55	55
3.257% due 10/25/2036	135	132

Asset-Backed Funding Certificates
3.247% due 09/25/2036	6	6
3.267% due 10/25/2036	62	61
3.267% due 11/25/2036	32	31
3.267% due 01/25/2037	355	335
3.557% due 06/25/2034	305	249

Asset-Backed Securities Corp. Home Equity
3.257% due 11/25/2036	17	17
3.257% due 12/25/2036	38	36

Atrium CDO Corp.
3.225% due 06/27/2015	480	458

Aurum CLO 2002-1 Ltd.
3.221% due 04/15/2014	652	632

Bank One Issuance Trust
3.450% due 10/17/2011	300	299

Bear Stearns Asset-Backed Securities Trust
3.257% due 11/25/2036	40	38
4.207% due 08/25/2037	1,066	870

Carrington Mortgage Loan Trust
3.257% due 01/25/2037	42	40
3.307% due 06/25/2037	707	652
3.527% due 10/25/2035	37	35

Chase Credit Card Master Trust
2.598% due 02/15/2011	100	100

Chase Issuance Trust
2.508% due 02/15/2012	100	99
2.528% due 10/15/2012	300	292
3.138% due 11/15/2011	100	99
3.238% due 08/17/2015	700	663

Citigroup Mortgage Loan Trust, Inc.
3.257% due 11/25/2036	8	8
3.267% due 05/25/2037	149	136
3.267% due 07/25/2045	145	132

Countrywide Asset-Backed Certificates
3.257% due 01/25/2037	6	6
3.257% due 03/25/2037	54	52
3.257% due 05/25/2037	180	174
3.257% due 06/25/2037	49	48
3.257% due 03/25/2047	78	76
3.257% due 05/25/2047	51	49
3.267% due 03/25/2037	79	77
3.267% due 09/25/2046	10	10
3.277% due 06/25/2037	49	47
3.287% due 06/25/2037	52	50
3.287% due 10/25/2037	118	113

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.317% due 10/25/2046	$264	$256
3.367% due 02/25/2036	53	47
3.387% due 09/25/2036	140	129

Credit-Based Asset Servicing & Securitization LLC
3.267% due 11/25/2036	50	48
3.327% due 07/25/2037	970	905

Daimler Chrysler Auto Trust
3.337% due 10/08/2010	2,000	1,998

First Franklin Mortgage Loan Asset-Backed Certificates
3.237% due 07/25/2036	3	3
3.247% due 01/25/2038	49	46
3.257% due 12/25/2036	29	29
3.277% due 12/25/2037	43	42

First NLC Trust
3.277% due 08/25/2037	497	469

Ford Credit Auto Owner Trust
3.088% due 07/15/2010	1,582	1,580
3.688% due 12/15/2010	1,200	1,192

Fremont Home Loan Trust
3.257% due 10/25/2036	37	35
3.267% due 01/25/2037	56	52
3.277% due 02/25/2037	110	108

GE-WMC Mortgage Securities LLC
3.247% due 08/25/2036	67	64

GSAMP Trust
3.277% due 09/25/2036	76	74
3.277% due 10/25/2036	11	10
3.277% due 12/25/2036	59	54

HFC Home Equity Loan Asset-Backed Certificates
3.258% due 03/20/2036	23	22
3.988% due 11/20/2036	338	325

Home Equity Asset Trust
3.267% due 05/25/2037	56	51

HSI Asset Securitization Corp. Trust
3.257% due 10/25/2036	49	46
3.257% due 12/25/2036	55	52
3.267% due 05/25/2037	319	285

Indymac Residential Asset-Backed Trust
3.257% due 11/25/2036	30	30
3.267% due 04/25/2037	35	34
3.287% due 07/25/2037	102	97

JPMorgan Mortgage Acquisition Corp.
2.541% due 11/25/2036	28	27
2.551% due 08/25/2036	58	55
3.257% due 08/25/2036	146	143
3.267% due 04/25/2037	201	186
3.287% due 03/25/2037	118	110
3.317% due 01/25/2036	127	126
3.317% due 08/25/2036	400	277

Lehman ABS Mortgage Loan Trust
3.297% due 06/25/2037	142	136

Lehman XS Trust
3.277% due 05/25/2046	13	13
3.287% due 04/25/2046	30	30
3.287% due 08/25/2046	78	77
3.287% due 11/25/2046	215	206
3.297% due 05/25/2046	29	29
3.327% due 11/25/2036	96	91

Long Beach Mortgage Loan Trust
3.247% due 07/25/2036	19	19
3.247% due 11/25/2036	33	32
3.267% due 10/25/2036	67	63
3.487% due 10/25/2034	62	48

MASTR Asset-Backed Securities Trust
3.267% due 11/25/2036	39	38
3.287% due 05/25/2037	112	105

MBNA Credit Card Master Note Trust
2.528% due 11/15/2012	200	195

46	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.598% due 05/16/2011	$700	$699
2.668% due 10/17/2011	4,500	4,475

Merrill Lynch First Franklin Mortgage Loan Trust
3.267% due 06/25/2037	198	192

Merrill Lynch Mortgage Investors, Inc.
3.237% due 06/25/2037	16	16
3.257% due 05/25/2037	144	142
3.277% due 07/25/2037	102	100
3.287% due 09/25/2037	151	147

Morgan Stanley ABS Capital I
3.247% due 10/25/2036	35	34
3.257% due 09/25/2036	87	86
3.257% due 10/25/2036	32	32
3.257% due 11/25/2036	82	79
3.267% due 05/25/2037	260	243
3.327% due 02/25/2036	32	32

Morgan Stanley IXIS Real Estate Capital Trust
3.257% due 11/25/2036	31	30

Nationstar Home Equity Loan Trust
3.267% due 06/25/2037	132	128

New Century Home Equity Loan Trust
3.277% due 08/25/2036	31	31
3.387% due 05/25/2036	87	74

Option One Mortgage Loan Trust
3.257% due 01/25/2037	36	34

Popular ABS Mortgage Pass-Through Trust
3.297% due 06/25/2047	139	131

Residential Asset Mortgage Products, Inc.
3.277% due 11/25/2036	9	9
3.287% due 10/25/2036	92	86
3.307% due 08/25/2046	35	34

Residential Asset Securities Corp.
3.277% due 11/25/2036	86	85
3.287% due 10/25/2036	75	74
3.327% due 04/25/2036	227	224

Saxon Asset Securities Trust
3.267% due 10/25/2046	113	110

Securitized Asset-Backed Receivables LLC Trust
3.267% due 03/25/2036	5	5
3.267% due 12/25/2036	116	108
3.287% due 11/25/2036	52	50
3.337% due 05/25/2037	1,916	1,684

SLC Student Loan Trust
2.784% due 02/15/2015	620	615

SLM Student Loan Trust
2.780% due 04/25/2014	440	436
2.790% due 07/25/2013	1,484	1,482
2.790% due 10/25/2016	59	59
2.790% due 07/25/2017	80	79
2.800% due 04/25/2017	1,968	1,956
2.840% due 10/25/2016	1,939	1,908
2.950% due 01/25/2017	76	75

Soundview Home Equity Loan Trust
3.257% due 10/25/2036	42	42
3.267% due 11/25/2036	78	75
3.267% due 12/25/2036	10	10
3.287% due 01/25/2037	30	29
3.287% due 06/25/2037	132	127
3.307% due 10/25/2036	10	10

South Carolina Student Loan Corp.
3.311% due 09/02/2014	100	100
3.361% due 03/01/2018	200	195

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Specialty Underwriting & Residential Finance
3.237% due 06/25/2037		$11	$11
3.252% due 11/25/2037		30	29

Structured Asset Investment Loan Trust
3.257% due 07/25/2036		28	27

Structured Asset Securities Corp.
3.257% due 10/25/2036		186	176
3.287% due 01/25/2037		49	46
4.900% due 04/25/2035		308	204

Washington Mutual Asset-Backed Certificates
3.257% due 01/25/2037		51	48
3.267% due 10/25/2036		57	54

Wells Fargo Home Equity Trust
3.257% due 01/25/2037		28	27

Total Asset-Backed Securities (Cost $35,023)			33,649

SOVEREIGN ISSUES 3.4%

Export-Import Bank of Korea
2.901% due 06/01/2009		3,300	3,274
4.125% due 02/10/2009		100	100
4.500% due 08/12/2009		1,300	1,292

Korea Development Bank
2.928% due 04/03/2010		1,700	1,681
3.186% due 10/20/2009		4,192	4,194
5.300% due 01/17/2013		1,150	1,143

Philippine Government International Bond
8.375% due 03/12/2009		800	818

Russia Government International Bond
8.250% due 03/31/2010		133	138

Ukraine Government International Bond
6.450% due 08/05/2009		1,500	1,440
6.875% due 03/04/2011		780	706

Total Sovereign Issues (Cost $15,005)			14,786

FOREIGN CURRENCY-DENOMINATED ISSUES 4.2%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	2,700	218

Bear Stearns Cos. LLC
5.316% due 09/26/2013	EUR	300	394

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	27,040	11,331

Colombia Government International Bond
9.850% due 06/28/2027	COP	7,680,000	3,247

Countrywide Home Loans, Inc.
5.414% due 11/24/2008	EUR	200	280

SLM Corp.
5.158% due 12/15/2010		100	99

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	19,700	1,748

Uruguay Government International Bond
3.700% due 06/26/2037 (c)	UYU	21,616	765

Total Foreign Currency-Denominated Issues (Cost $21,101)			18,082

	SHARES	VALUE (000S)
COMMON STOCKS 0.0%

Mexico Government International Bond Warrants
0.000% due 10/09/2008	2,400	$23

Total Common Stocks (Cost $55)		23

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 46.3%

CERTIFICATES OF DEPOSIT 1.0%

Barclays Bank PLC
2.912% due 08/10/2009	$3,500	3,487

Nordea Bank Finland PLC
2.474% due 04/09/2009	800	800

		4,287

COMMERCIAL PAPER 4.2%

Federal Home Loan Bank
0.100% due 10/07/2008	8,700	8,700

Freddie Mac
2.500% due 11/24/2008	9,200	9,165

		17,865

REPURCHASE AGREEMENTS 34.1%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	37,400	37,400
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% - 3.875% due 01/15/2009 - 01/15/2014 valued at $38,186. Repurchase proceeds are $37,400.)

JPMorgan Chase Bank N.A.
2.000% due 10/01/2008	109,000	109,000
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.817% due 09/10/2009 valued at $111,279. Repurchase proceeds are $109,006.)

		146,400

U.S. TREASURY BILLS 7.0%
1.121% due 11/28/2008 - 12/31/2030 (b)(d)(e)	30,100	29,932

Total Short-Term Instruments (Cost $198,609)		198,484

PURCHASED OPTIONS (i) 0.0%
(Cost $28)		22

Total Investments 106.5% (Cost $475,190)		$456,674

Other Assets and Liabilities (Net) (6.5%)		(27,849)

Net Assets 100.0%		$428,825

See Accompanying Notes	Semiannual Report	September 30, 2008	47

Schedule of Investments  Developing Local Markets Portfolio  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $10,914 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $299 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $40,331 at a weighted average interest rate of 2.463%. On September 30, 2008, there were no open reverse repurchase agreements.
(g)	Cash of $194 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	43	$(16)
U.S. Treasury 10-Year Note December Futures	Long	12/2008	25	(98)

				$(114)

(h)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Korea Development Bank 5.750% due 09/10/2013	(0.940%)	03/20/2013	MSC	3.371%	$1,150	$103	$0	$103

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	06/20/2009	CITI	24.348%	$200	$(22)	$(10)	$(12)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	8.250%	09/20/2009	CITI	Defaulted	2,900	(2,401)	0	(2,401)

						$(2,423)	$(10)	$(2,413)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	1-Year BRL-CDI	12.290%	01/02/2009	MLP	BRL	2,500	$(3)	$0	$(3)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MLP		36,900	(250)	15	(265)
Pay	1-Year BRL-CDI	14.225%	01/04/2010	BCLY		390,100	308	0	308
Pay	1-Year BRL-CDI	13.845%	01/02/2012	MSC		70,500	(184)	(120)	(64)
Pay	1-Year BRL-CDI	14.415%	01/02/2012	BCLY		185,300	169	0	169
Pay	1-Year BRL-CDI	14.600%	01/02/2012	JPM		75,000	(114)	0	(114)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		$28,600	(1,088)	(885)	(203)
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	CITI	ZAR	16,750	(24)	0	(24)
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	HSBC		16,750	(24)	0	(24)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC	EUR	4,600	(28)	(86)	58
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC	GBP	500	(2)	(11)	9
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		1,100	(5)	(27)	22
Pay	6-Month PLN-WIBOR	6.000%	06/18/2010	JPM	PLN	30,000	(63)	3	(66)
Pay	28-Day MXN TIIE	9.920%	08/12/2015	MSC	MXN	4,000	23	0	23
Pay	28-Day MXN TIIE	8.770%	08/03/2016	CITI		2,550	0	0	0
Pay	28-Day MXN TIIE	8.780%	08/03/2016	BCLY		2,550	0	0	0

							$(1,285)	$(1,111)	$(174)

48	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

(i)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$138.000	11/21/2008	774	$14	$12
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	631	12	10

				$26	$22

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 6.000% due 10/01/2038	$107.000	10/07/2008	$500	$0	$0
Call - OTC Fannie Mae 6.000% due 12/01/2038	110.000	12/04/2008	5,900	1	0
Call - OTC Freddie Mac 6.000% due 10/01/2038	107.000	10/07/2008	700	0	0
Call - OTC U.S. Treasury Note 3.625% due 12/15/2012	114.094	12/19/2008	10,600	1	0
Put - OTC Fannie Mae 5.500% due 12/01/2038	75.000	12/04/2008	2,600	0	0

				$2	$0

(j)	Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Premium
Balance at 03/31/2008	0	$0
Sales	1,262	794
Closing Buys	0	0
Expirations	(1,262)	(794)
Exercised	0	0

Balance at 09/30/2008	0	$0

(k)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (5)
Fannie Mae	6.000%	10/01/2038	$15,000	$15,063	$15,180
Freddie Mac	6.000%	10/01/2038	700	707	708
U.S. Treasury Notes	3.625%	12/31/2012	10,600	10,983	11,084
U.S. Treasury Notes	4.250%	11/15/2017	14,300	14,976	15,049

				$41,729	$42,021

(5)	Market value includes $345 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	9,596	04/2009	$0	$(47)	$(47)
Buy	BRL	HSBC	53,970	10/2008	0	(1,638)	(1,638)
Sell		HSBC	53,970	10/2008	1,048	0	1,048
Sell		CITI	9,125	12/2008	265	0	265
Buy		DUB	7,481	12/2008	0	(729)	(729)
Buy		HSBC	92,886	12/2008	0	(3,867)	(3,867)
Sell		HSBC	37,035	12/2008	1,531	0	1,531
Buy		JPM	87,118	12/2008	0	(3,591)	(3,591)
Sell		JPM	6,999	12/2008	568	0	568
Buy		MLP	68,176	12/2008	0	(185)	(185)
Buy		MSC	60,515	12/2008	0	(3,913)	(3,913)
Sell		MSC	164,189	12/2008	7,159	0	7,159
Buy		UBS	23,824	12/2008	0	(1,937)	(1,937)
Sell		UBS	53,330	12/2008	1,525	0	1,525
Buy	CLP	HSBC	6,198,536	12/2008	0	(1,598)	(1,598)
Sell		RBS	10,263,000	12/2008	3,503	0	3,503
Sell		DUB	2,550,000	05/2009	464	0	464
Buy		MSC	8,998,462	05/2009	0	(2,830)	(2,830)
Buy	CNY	DUB	11,842	10/2008	0	(21)	(21)
Sell		DUB	5,541	10/2008	0	0	0
Sell		JPM	6,302	10/2008	0	(2)	(2)
Buy		CITI	54,624	11/2008	0	(80)	(80)
Sell		BCLY	183,282	03/2009	1,459	0	1,459
Buy		CITI	14,244	03/2009	41	0	41
Buy		GSC	1,277	03/2009	4	0	4

See Accompanying Notes	Semiannual Report	September 30, 2008	49

Schedule of Investments  Developing Local Markets Portfolio  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	HSBC	10,938	03/2009	$37	$0	$37
Buy		JPM	132,313	03/2009	219	(585)	(366)
Sell		JPM	59,206	03/2009	260	0	260
Buy		MSC	70,380	03/2009	152	0	152
Buy		HSBC	65,110	05/2009	0	(194)	(194)
Buy		JPM	43,841	07/2009	0	(480)	(480)
Buy		JPM	4,750	09/2009	5	0	5
Buy	COP	CITI	43,944,198	12/2008	0	(1,540)	(1,540)
Sell		DUB	8,870,000	12/2008	995	0	995
Sell		JPM	7,977,402	12/2008	444	0	444
Sell		MSC	34,114,500	12/2008	2,809	0	2,809
Buy	CZK	DUB	515,015	12/2008	1,252	0	1,252
Sell		DUB	178,793	12/2008	916	0	916
Buy		HSBC	541,601	12/2008	1,212	(87)	1,125
Sell		HSBC	246,324	12/2008	767	0	767
Sell		MSC	515,015	12/2008	0	(494)	(494)
Sell		UBS	108,902	12/2008	736	0	736
Sell	EUR	UBS	576	10/2008	32	0	32
Buy	HKD	BCLY	55,134	10/2008	22	0	22
Buy		CSFB	79,000	10/2008	27	0	27
Buy		DUB	48,968	10/2008	22	0	22
Buy		HSBC	77,601	10/2008	47	0	47
Sell		HSBC	229,715	10/2008	0	(99)	(99)
Buy		HSBC	11,936	03/2009	1	0	1
Buy	HUF	BNP	73,327	11/2008	0	(35)	(35)
Buy		JPM	153,890	11/2008	0	(108)	(108)
Sell		HSBC	228,411	12/2008	0	(22)	(22)
Buy	IDR	BCLY	46,650,000	10/2008	0	(71)	(71)
Buy		DUB	24,274,575	10/2008	15	0	15
Buy		HSBC	31,383,000	10/2008	16	0	16
Sell		JPM	19,540,500	10/2008	35	0	35
Buy	ILS	BCLY	14,406	11/2008	483	0	483
Buy		HSBC	14,406	11/2008	485	0	485
Buy		LEH	27,236	12/2010	249	0	249
Sell		LEH	27,236	12/2010	218	0	218
Buy	INR	BCLY	18,229	11/2008	0	(38)	(38)
Sell		BCLY	93,267	11/2008	184	0	184
Buy		DUB	34,438	11/2008	0	(115)	(115)
Buy		HSBC	87,264	11/2008	0	(294)	(294)
Buy		JPM	112,642	11/2008	0	(382)	(382)
Buy	KWD	BCLY	752	04/2009	0	(85)	(85)
Buy	MXN	BCLY	294	11/2008	0	(2)	(2)
Buy		DUB	35,202	11/2008	0	(137)	(137)
Sell		DUB	88,103	11/2008	0	(7)	(7)
Buy		HSBC	191	11/2008	0	(1)	(1)
Buy		JPM	413,178	11/2008	0	(1,198)	(1,198)
Sell		JPM	85,071	11/2008	268	0	268
Buy		MSC	34,801	11/2008	0	(136)	(136)
Sell		MSC	13	11/2008	0	0	0
Sell		UBS	37,243	11/2008	225	0	225
Buy	MYR	BCLY	37,321	11/2008	0	(700)	(700)
Sell		BCLY	11,856	11/2008	42	0	42
Buy		CITI	15,391	11/2008	0	(444)	(444)
Buy		DUB	64,801	11/2008	0	(1,327)	(1,327)
Buy		JPM	135,709	11/2008	0	(1,558)	(1,558)
Sell		JPM	35,701	11/2008	130	0	130
Sell		MLP	27,938	11/2008	252	0	252
Buy	PEN	JPM	9,768	01/2009	0	(160)	(160)
Sell	PHP	BCLY	633,017	11/2008	652	0	652
Buy		HSBC	759,000	11/2008	0	(1,051)	(1,051)
Buy		JPM	760,200	11/2008	0	(921)	(921)
Sell		JPM	189,540	11/2008	0	(30)	(30)
Sell		MLP	187,740	11/2008	208	0	208
Buy		BCLY	175,900	02/2009	0	(182)	(182)
Buy		DUB	85,600	02/2009	0	(115)	(115)
Buy		HSBC	211,770	02/2009	0	(230)	(230)
Buy		JPM	863,526	02/2009	7	(237)	(230)
Buy		MLP	66,900	02/2009	0	(88)	(88)
Buy		MSC	236,500	02/2009	0	(268)	(268)
Buy		RBS	65,500	02/2009	0	(87)	(87)
Buy		LEH	44,700	12/2010	0	(49)	(49)
Sell		LEH	44,700	12/2010	0	(25)	(25)
Buy	PLN	DUB	1,294	05/2009	0	(41)	(41)
Buy		HSBC	33,848	05/2009	0	(1,090)	(1,090)
Sell		HSBC	8,084	05/2009	256	0	256

50	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	FLN	JPM	58,710	05/2009	$0	$(1,897)	$(1,897)
Sell		JPM	15,862	05/2009	481	0	481
Buy	RON	BCLY	13,638	11/2008	64	0	64
Sell		BCLY	34,878	11/2008	559	0	559
Buy		HSBC	27,275	11/2008	128	0	128
Buy		JPM	48,987	11/2008	0	(1,088)	(1,088)
Sell		JPM	53,782	11/2008	575	(14)	561
Sell		MSC	20,134	11/2008	24	0	24
Buy	RUB	BCLY	739,127	11/2008	0	(1,300)	(1,300)
Buy		HSBC	238,950	11/2008	0	(746)	(746)
Sell		HSBC	569,940	11/2008	1,398	0	1,398
Buy		JPM	518,304	11/2008	0	(1,532)	(1,532)
Sell		JPM	360,582	11/2008	1,045	0	1,045
Buy		UBS	484,437	11/2008	0	(1,090)	(1,090)
Buy		DUB	112,771	05/2009	0	(334)	(334)
Sell		DUB	300,581	05/2009	638	(46)	592
Buy		UBS	94,721	05/2009	0	(299)	(299)
Buy	SAR	BCLY	9,811	04/2009	0	(40)	(40)
Buy	SGD	BCLY	187	10/2008	0	(5)	(5)
Sell		CITI	2,225	10/2008	5	0	5
Buy		CSFB	833	10/2008	0	(26)	(26)
Buy		DUB	480	10/2008	0	(17)	(17)
Buy		JPM	3,100	10/2008	0	(104)	(104)
Sell		JPM	3,274	10/2008	11	0	11
Buy		UBS	900	10/2008	0	(28)	(28)
Buy		BCLY	24,072	11/2008	0	(567)	(567)
Buy		BOA	11,833	11/2008	0	(458)	(458)
Buy		CITI	7,678	11/2008	0	(111)	(111)
Buy		DUB	12,447	11/2008	0	(420)	(420)
Buy		HSBC	47,831	11/2008	0	(1,203)	(1,203)
Sell		HSBC	19,764	11/2008	417	0	417
Buy		JPM	8,973	11/2008	0	(126)	(126)
Buy		MSC	14,798	11/2008	0	(482)	(482)
Buy		UBS	11,770	11/2008	0	(452)	(452)
Sell		UBS	21,621	11/2008	172	(30)	142
Buy		CITI	2,225	12/2008	0	(6)	(6)
Buy		JPM	3,263	12/2008	0	(12)	(12)
Buy		BOA	11,200	04/2009	0	(132)	(132)
Buy	SKK	CITI	3,640	10/2008	11	0	11
Sell		HSBC	103,545	10/2008	183	0	183
Buy		JPM	150,733	10/2008	0	(270)	(270)
Sell		UBS	50,828	10/2008	96	0	96
Sell		JPM	150,733	12/2008	256	0	256
Buy		MSC	153,413	01/2009	0	(641)	(641)
Buy	TRY	BCLY	12,690	12/2008	0	(224)	(224)
Sell		BCLY	5,947	12/2008	0	(81)	(81)
Sell		DUB	9,813	12/2008	0	(560)	(560)
Sell		HSBC	9,249	12/2008	182	(107)	75
Buy		JPM	38,594	12/2008	424	(237)	187
Sell		UBS	12,662	12/2008	0	(255)	(255)
Buy	TWD	BCLY	42,773	02/2009	0	(63)	(63)
Buy		DUB	19,100	02/2009	0	(30)	(30)
Buy		MLP	30,600	02/2009	0	(42)	(42)
Sell		MLP	95,610	02/2009	25	0	25
Buy		MSC	19,200	02/2009	0	(30)	(30)
Buy		UBS	9,700	02/2009	0	(15)	(15)
Buy	ZAR	BCLY	97,614	12/2008	0	(394)	(394)
Sell		BCLY	37,313	12/2008	14	0	14
Sell		HSBC	52,720	12/2008	133	0	133
Buy		JPM	141,625	12/2008	0	(672)	(672)
Sell		JPM	25,481	12/2008	0	(30)	(30)
Buy		UBS	16,763	12/2008	3	0	3
Sell		UBS	42,475	12/2008	0	(50)	(50)

					$38,091	$(51,417)	$(13,326)

See Accompanying Notes	Semiannual Report	September 30, 2008	51

Schedule of Investments  Developing Local Markets Portfolio  (Cont.)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$456,019	$655	$456,674
Short Sales, at value	0	(41,676)	0	(41,676)
Other Financial Instruments ++	(114)	(15,810)	(314)	(16,238)

Total	$114)	$398,533	$341	$398,760

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$6,711	$(4,004)	$47	$39	$(103)	$(2,035)	$655
Other Financial Instruments ++	0	0	0	0	0	(314)	(314)

Total	$6,711	$(4,004)	$47	$39	$(103)	$(2,349)	$341

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

52	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments Emerging Markets Portfolio	(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
BRAZIL 48.7%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	485,481	$226,651
10.000% due 01/01/2017		340,840	142,826

Brazilian Government International Bond
8.250% due 01/20/2034		$100	114

Cia de Saneamento Basico do Estado de Sao Paulo
7.500% due 11/03/2016		2,100	2,005

Embraer Overseas Ltd.
6.375% due 01/24/2017		1,200	1,113

ISA Capital do Brasil S.A.
7.875% due 01/30/2012		1,300	1,251
8.800% due 01/30/2017		1,500	1,444

Total Brazil (Cost $433,828)			375,404

CAYMAN ISLANDS 0.1%

Petrobras International Finance Co.
6.125% due 10/06/2016		$650	616

Total Cayman Islands (Cost $631)			616

CHILE 0.2%

Banco Santander Chile
5.375% due 12/09/2014		$1,500	1,546

CODELCO, Inc.
5.625% due 09/21/2035		100	83
6.150% due 10/24/2036		100	93

Total Chile (Cost $1,692)			1,722

CHINA 0.1%

China Development Bank
5.000% due 10/15/2015		$500	472

Citic Resources Finance Ltd.
6.750% due 05/15/2014		600	457

Total China (Cost $1,094)			929

COLOMBIA 0.1%

Colombia Government International Bond
9.850% due 06/28/2027	COP	1,800,000	761

Total Colombia (Cost $930)			761

CZECH REPUBLIC 0.9%

Czech Republic Government Bond
3.700% due 06/16/2013	CZK	126,000	7,136

Total Czech Republic (Cost $7,670)			7,136

EGYPT 0.8%

Petroleum Export Ltd.
5.265% due 06/15/2011		$652	646

Petroleum Export Ltd. II
6.340% due 06/20/2011		5,568	5,664

Total Egypt (Cost $6,146)			6,310

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
EL SALVADOR 0.5%

AES El Salvador Trust
6.750% due 02/01/2016		$4,250	$3,562

El Salvador Government International Bond
8.500% due 07/25/2011		125	132

Total El Salvador (Cost $4,367)			3,694

INDIA 0.4%

ICICI Bank Ltd.
5.750% due 01/12/2012		$3,200	2,878

Total India (Cost $3,195)			2,878

KAZAKHSTAN 0.7%

Intergas Finance BV
6.875% due 11/04/2011		$500	450

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		5,990	5,015

Total Kazakhstan (Cost $6,548)			5,465

MEXICO 11.2%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	10,900	880

C5 Capital SPV Ltd.
6.196% due 12/01/2049		$400	388

C8 Capital SPV Ltd.
6.640% due 12/31/2049		600	563

C10 Capital SPV Ltd.
6.722% due 12/31/2049		2,100	1,914

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		10,300	9,115

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		500	508

Mexican Bonos
8.000% due 12/24/2008	MXN	729,800	66,717

Mexico Government International Bond
6.750% due 09/27/2034		$98	99

		SHARES

Mexico Government International Bond Warrants
0.000% due 10/09/2008		4,900	47

		PRINCIPAL AMOUNT (000S)

Pemex Project Funding Master Trust
6.625% due 06/15/2035		$25	23

Telefonos de Mexico SAB de C.V.
4.750% due 01/27/2010		4,400	4,476
8.750% due 01/31/2016	MXN	10,000	887

Vitro SAB de C.V.
8.625% due 02/01/2012		$700	556
9.125% due 02/01/2017		200	131

Total Mexico (Cost $90,336)			86,304

PANAMA 0.0%

Panama Government International Bond
6.700% due 01/26/2036		$100	95

Total Panama (Cost $105)			95

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
PERU 0.2%

Peru Government International Bond
6.900% due 08/12/2037	PEN	4,000	$1,097
8.750% due 11/21/2033		$100	119

Total Peru (Cost $1,630)			1,216

POLAND 3.8%

Poland Government International Bond
4.750% due 04/25/2012	PLN	23,000	9,150
5.750% due 09/23/2022		48,900	20,305

Total Poland (Cost $27,640)			29,455

RUSSIA 2.9%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		$1,050	1,029

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		4,716	4,751

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		2,830	2,674

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		1,000	883

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		3,200	2,868
7.175% due 05/16/2013		2,050	1,743

Russia Government International Bond
12.750% due 06/24/2028		100	162

TNK-BP Finance S.A.
6.125% due 03/20/2012		1,000	793
7.500% due 07/18/2016		3,900	2,790

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		5,300	4,828

Total Russia (Cost $25,804)			22,521

SOUTH AFRICA 2.3%

South Africa Government International Bond
5.250% due 05/16/2013	EUR	7,352	9,556
7.500% due 01/15/2014	ZAR	72,000	8,155

Total South Africa (Cost $17,534)			17,711

SOUTH KOREA 0.3%

Korea Development Bank
5.300% due 01/17/2013		$2,350	2,336

Total South Korea (Cost $2,347)			2,336

SUPRANATIONAL 0.0%

Inter-American Development Bank
8.500% due 03/15/2011		$120	134

Total Supranational (Cost $133)			134

UKRAINE 0.3%

Colvis Finance Ltd.
8.000% due 02/02/2009		$2,500	2,483

Total Ukraine (Cost $2,512)			2,483

See Accompanying Notes	Semiannual Report	September 30, 2008	53

Schedule of Investments  Emerging Markets Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UNITED STATES 17.2%

ASSET-BACKED SECURITIES 0.1%

GSAA Trust
3.507% due 03/25/2037	$700	$282

Morgan Stanley Mortgage Loan Trust
3.567% due 04/25/2037	700	354

		636

CORPORATE BONDS & NOTES 3.6%

Bank of America Corp.
8.000% due 12/29/2049	13,400	10,621

Citigroup, Inc.
8.400% due 04/29/2049	6,700	4,569

Cytec Industries, Inc.
6.000% due 10/01/2015	1,000	971

Ford Motor Credit Co. LLC
5.625% due 10/01/2008	1,000	1,000
5.700% due 01/15/2010	8,190	6,274
7.375% due 10/28/2009	800	643

GMAC LLC
4.054% due 05/15/2009	1,450	1,049
5.625% due 05/15/2009	3,180	2,273
5.850% due 01/14/2009	160	137

		27,537

MORTGAGE-BACKED SECURITIES 1.8%

American Home Mortgage Assets
3.397% due 05/25/2046	445	287
3.397% due 09/25/2046	188	115
3.555% due 02/25/2047	171	86
3.775% due 11/25/2046	248	125

Banc of America Mortgage Securities, Inc.
5.436% due 02/25/2036	121	105

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	7,745	7,210

Bear Stearns Alt-A Trust
3.427% due 12/25/2046	371	113

Chase Mortgage Finance Corp.
5.434% due 03/25/2037	229	196

Citigroup Mortgage Loan Trust, Inc.
4.663% due 03/25/2034	54	52
5.666% due 07/25/2046	132	102

Countrywide Alternative Loan Trust
3.417% due 07/25/2046	77	49
3.537% due 11/20/2035	205	132
3.855% due 12/25/2035	250	153

Countrywide Home Loan Mortgage Pass-Through Trust
5.369% due 10/20/2035	525	347
6.092% due 09/25/2047	89	69

Harborview Mortgage Loan Trust
3.230% due 09/19/2046	110	67
3.378% due 08/21/2036	80	49
5.903% due 08/19/2036	82	55

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Indymac IMSC Mortgage Loan Trust
3.387% due 07/25/2047	$180	$98

Indymac Index Mortgage Loan Trust
3.407% due 06/25/2047	180	109
3.417% due 05/25/2046	58	35
3.447% due 07/25/2035	47	31

Luminent Mortgage Trust
3.377% due 12/25/2036	246	151
3.387% due 12/25/2036	142	89
3.407% due 10/25/2046	62	38

MASTR Adjustable Rate Mortgages Trust
3.417% due 04/25/2046	154	97
3.447% due 05/25/2037	540	315

Merrill Lynch Alternative Note Asset
3.507% due 03/25/2037	700	247
5.648% due 06/25/2037	619	394

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	191	137

Morgan Stanley Capital I
5.692% due 04/15/2049	1,000	852

Morgan Stanley Mortgage Loan Trust
5.417% due 06/25/2036	64	55

Residential Accredit Loans, Inc.
3.457% due 08/25/2037	97	53

Sequoia Mortgage Trust
5.765% due 01/20/2047	79	68

Structured Asset Mortgage Investments, Inc.
3.427% due 05/25/2046	164	101
3.507% due 08/25/2036	800	283

WaMu Mortgage Pass-Through Certificates
3.555% due 03/25/2047	430	227
3.595% due 01/25/2047	206	112
3.615% due 04/25/2047	320	185
3.675% due 12/25/2046	196	104
5.342% due 01/25/2037	147	117
5.542% due 04/25/2037	100	75
5.609% due 12/25/2036	88	63
5.613% due 12/25/2036	312	245
5.668% due 05/25/2037	222	201
5.931% due 09/25/2036	166	129

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.825% due 05/25/2046	116	67

		13,990

U.S. GOVERNMENT AGENCIES 10.7%

Fannie Mae
5.054% due 09/01/2035	499	497
5.500% due 01/01/2037 - 05/01/2037	9,341	9,325
6.000% due 07/01/2031 - 05/01/2038	71,515	72,536

		82,358

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 1.0%

U.S. Treasury Notes
3.500% due 05/31/2013		$7,800	$7,999

Total United States (Cost $141,072)			132,520

URUGUAY 0.3%

Uruguay Government International Bond
3.700% due 06/26/2037 (b)	UYU	62,056	2,195

Total Uruguay (Cost $2,637)			2,195

VIETNAM 0.1%

Vietnam Government International Bond
6.875% due 01/15/2016		$600	566

Total Vietnam (Cost $592)			566

SHORT-TERM INSTRUMENTS 9.0%

CERTIFICATES OF DEPOSIT 0.7%

Unicredito Italiano NY
3.088% due 05/15/2009		$5,500	5,500

REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
1.000% due 10/01/2008		571	571

(Dated 09/30/2008. Collateralized by Fannie Mae 7.125% due 06/15/2010 valued at $585. Repurchase proceeds are $571.)

MEXICO TREASURY BILLS 0.3%
7.600% due 04/08/2009	MXN	27,000	2,360

SINGAPORE TREASURY BILLS 2.1%
0.311% due 10/16/2008 - 10/23/2008 (a)	SGD	23,800	16,561

U.S. TREASURY BILLS 5.8%
1.291% due 11/28/2008 - 12/26/2008 (a)(c)(d)(e)		$44,590	44,269

Total Short-Term Instruments (Cost $70,568)			69,261

PURCHASED OPTIONS (h) 0.0%
(Cost $56)			43

Total Investments 100.1% (Cost $849,067)			$771,755

Other Assets and Liabilities (Net) (0.1%)			(529)

Net Assets 100.0%			$771,226

54	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $36,478 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(d)	Securities with an aggregate market value of $169 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(e)	Securities with an aggregate market value of $1,395 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(f)	Cash of $1,691 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	75	$(29)
90-Day Eurodollar December Futures	Long	12/2009	163	(197)
U.S. Treasury 10-Year Note December Futures	Long	12/2008	66	(258)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	788	(155)

				$(639)

(g)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Cytec Industries, Inc. 6.000% due 10/01/2015	(1.000%)	12/20/2015	DUB	0.866%	$1,000	$(8)	$0	$(8)
JSC Gazprom 9.625% due 03/01/2013	(2.460%)	03/20/2012	UBS	4.311%	2,500	137	0	137
Korea Development Bank 5.750% due 09/10/2013	(0.940%)	03/20/2013	MSC	3.371%	2,350	217	0	217
Target Corp. 6.000% due 01/15/2018	(1.180%)	03/20/2018	GSC	0.750%	5,000	(163)	0	(163)

						$183	$0	$183

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CEMEX SAB de C.V. 9.625% due 10/01/2009	1.050%	12/20/2016	JPM	3.803%	$2,100	$(321)	$0	$(321)
Colombia Government International Bond 10.375% due 01/28/2033	1.070%	01/20/2012	UBS	1.643%	6,500	(100)	0	(100)
Indonesia Government International Bond 6.750% due 03/10/2014	2.320%	12/20/2016	BCLY	4.066%	6,500	(669)	0	(669)
Indonesia Government International Bond 6.750% due 03/10/2014	2.280%	06/20/2013	CITI	3.574%	3,225	(165)	0	(165)
Indonesia Government International Bond 6.750% due 03/10/2014	1.540%	12/20/2011	DUB	3.088%	800	(36)	0	(36)
Indonesia Government International Bond 6.750% due 03/10/2014	2.330%	06/20/2013	DUB	3.574%	3,225	(159)	0	(159)
Indonesia Government International Bond 6.750% due 03/10/2014	2.360%	09/20/2016	RBS	4.036%	4,700	(456)	0	(456)
Indonesia Government International Bond 6.750% due 03/10/2014	2.385%	09/20/2016	RBS	4.036%	600	(57)	0	(57)
Indonesia Government International Bond 6.750% due 03/10/2014	2.480%	09/20/2016	RBS	4.036%	4,500	(405)	0	(405)
JSC Gazprom 8.625% due 04/28/2034	2.155%	02/20/2013	BCLY	4.293%	70,000	(5,321)	0	(5,321)
JSC Gazprom 8.625% due 04/28/2034	1.580%	06/20/2016	CSFB	4.595%	5,000	(804)	0	(804)
JSC Gazprom 8.625% due 04/28/2034	1.050%	04/20/2011	MSC	4.017%	1,000	(64)	0	(64)
JSC Gazprom 8.625% due 04/28/2034	1.140%	07/20/2011	MSC	4.061%	600	(43)	0	(43)
JSC Gazprom 8.625% due 04/28/2034	1.390%	05/20/2016	MSC	4.590%	20,500	(3,466)	0	(3,466)
JSC Gazprom 9.625% due 03/01/2013	0.860%	11/20/2011	DUB	4.254%	10,000	(907)	0	(907)
Mexico Government International Bond 7.500% due 04/08/2033	0.695%	01/20/2017	UBS	1.726%	600	(40)	0	(40)
Petroleos Mexicanos 9.500% due 09/15/2027	0.790%	07/20/2011	CITI	1.374%	300	(4)	0	(4)
Ukraine Government International Bond 7.650% due 06/11/2013	1.700%	03/20/2011	BCLY	6.568%	11,000	(1,162)	0	(1,162)
Ukraine Government International Bond 7.650% due 06/11/2013	1.500%	01/20/2012	MLP	6.817%	1,000	(144)	0	(144)
Ukraine Government International Bond 7.650% due 06/11/2013	1.590%	04/20/2012	MSC	6.889%	1,000	(148)	0	(148)
Ukraine Government International Bond 7.650% due 06/11/2013	1.480%	03/20/2012	UBS	6.865%	2,000	(310)	0	(310)
Uruguay Government International Bond 7.875% due 01/15/2033	1.050%	01/20/2012	DUB	1.733%	4,000	(75)	0	(75)
Vnesheconom 0.000% due 07/12/2009	0.650%	11/20/2008	BCLY	7.579%	1,700	(12)	0	(12)

						$ (14,868)	$0	$(14,868)

See Accompanying Notes	Semiannual Report	September 30, 2008	55

Schedule of Investments  Emerging Markets Portfolio  (Cont.)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.EM-9 Index	(2.650%)	06/20/2013	UBS	$15,000	$289	$615	$(326)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC	BRL	11,600	$(31)	$27	$(58)
Pay	1-Year BRL-CDI	13.290%	01/04/2010	MLP		21,900	74	0	74
Pay	1-Year BRL-CDI	13.840%	01/04/2010	MLP		21,300	213	0	213
Pay	1-Year BRL-CDI	14.225%	01/04/2010	BCLY		439,900	347	0	347
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		600	(26)	(7)	(19)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		$5,900	(225)	(129)	(96)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		100	(4)	(2)	(2)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		74,400	(2,831)	(2,405)	(426)
Pay	6-Month AUD Bank Bill	7.250%	06/15/2013	CSFB	AUD	23,600	649	90	559
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC	EUR	1,400	(8)	(26)	18
Pay	6-Month PLN-WIBOR	5.750%	12/19/2017	BCLY	PLN	5,000	40	(2)	42
Pay	28-Day MXN TIIE	9.920%	08/12/2015	MSC	MXN	38,000	215	0	215
Pay	28-Day MXN TIIE	8.770%	08/03/2016	CITI		5,700	0	0	0
Pay	28-Day MXN TIIE	8.780%	08/03/2016	BCLY		5,700	0	0	0
Pay	28-Day MXN TIIE	8.720%	09/05/2016	CITI		3,000	0	8	(8)
Pay	28-Day MXN TIIE	8.865%	09/12/2016	GSC		45,000	19	0	19
Pay	28-Day MXN TIIE	8.850%	09/21/2016	JPM		80,000	27	0	27
Pay	28-Day MXN TIIE	8.900%	09/22/2016	CITI		52,250	32	0	32

							$(1,509)	$(2,446)	$937

(h)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$125.000	11/21/2008	224	$4	$2
Call - CBOT U.S. Treasury 10-Year Note December Futures	136.000	11/21/2008	1,153	21	18
Call - CBOT U.S. Treasury 10-Year Note December Futures	138.000	11/21/2008	315	6	5
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	1,150	21	18

				$52	$43

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.500% due 10/01/2038	$106.000	10/07/2008	$1,400	$0	$0
Call - OTC Fannie Mae 6.000% due 10/01/2038	107.000	10/07/2008	10,000	1	0
Call - OTC Fannie Mae 6.000% due 12/01/2038	110.000	12/04/2008	28,800	3	0

				$4	$0

56	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

(i)	Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Premium
Balance at 03/31/2008	0	$0
Sales	2,306	1,451
Closing Buys	(2,306)	(1,451)
Expirations	0	0
Exercised	0	0

Balance at 09/30/2008	0	$0

(j)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(6)
Fannie Mae	5.500%	10/01/2038	$ 11,000	$10,825	$10,957
Fannie Mae	6.000%	10/01/2038	108,500	108,958	109,805
U.S. Treasury Notes	3.625%	12/31/2012	22,400	23,209	23,423
U.S. Treasury Notes	4.250%	11/15/2017	31,500	32,989	33,150

				$175,981	$177,335

(6)	Market value includes $750 of interest payable on short sales.

(k)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	53,698	04/2009	$0	$(265)	$(265)
Sell		BCLY	16,155	04/2009	0	(1)	(1)
Buy	AUD	UBS	341	10/2008	0	(23)	(23)
Buy	BRL	HSBC	7,673	10/2008	0	(233)	(233)
Sell		HSBC	7,673	10/2008	136	0	136
Sell		CITI	79,311	12/2008	2,342	0	2,342
Buy		DUB	2,356	12/2008	0	(229)	(229)
Buy		HSBC	231,447	12/2008	0	(6,152)	(6,152)
Sell		HSBC	74,180	12/2008	3,071	0	3,071
Sell		JPM	20,782	12/2008	615	0	615
Sell		MSC	457,255	12/2008	17,565	0	17,565
Sell		UBS	226,662	12/2008	6,304	0	6,304
Buy	CLP	CITI	11,900,000	12/2008	0	(3,553)	(3,553)
Sell		DUB	16,384,500	12/2008	3,470	0	3,470
Sell		HSBC	3,707,975	12/2008	417	0	417
Buy		JPM	1,183,950	12/2008	0	(566)	(566)
Buy		MSC	12,782,293	12/2008	0	(3,765)	(3,765)
Buy		JPM	344,624	05/2009	0	(108)	(108)
Buy	CNY	DUB	14,301	10/2008	0	(1)	(1)
Sell		HSBC	30,567	10/2008	33	0	33
Buy		JPM	16,266	10/2008	4	0	4
Buy		UBS	15,739	11/2008	0	(38)	(38)
Buy		UBS	167,812	05/2009	0	(822)	(822)
Buy		JPM	13,656	09/2009	14	0	14
Buy	CZK	DUB	4,091	12/2008	10	0	10
Buy		HSBC	3,980	12/2008	0	(32)	(32)
Buy		JPM	5,388	12/2008	0	(10)	(10)
Sell		UBS	163,954	12/2008	709	0	709
Buy	EUR	CITI	7,693	10/2008	30	0	30
Sell		CITI	7,693	10/2008	0	(25)	(25)
Sell		UBS	7,693	10/2008	429	0	429
Sell	GBP	UBS	1,100	11/2008	38	0	38
Sell	HKD	BCLY	311	10/2008	0	0	0
Sell		CSFB	389	10/2008	0	0	0
Sell		DUB	243	10/2008	0	0	0
Buy		HSBC	293	10/2008	0	0	0
Sell		HSBC	233	03/2009	0	0	0
Buy	HUF	BNP	53,918	11/2008	0	(26)	(26)
Buy		JPM	189,882	11/2008	0	(134)	(134)
Buy		UBS	59,495	12/2008	0	(17)	(17)
Sell		UBS	752,422	12/2008	45	0	45
Buy	IDR	BCLY	278,089,000	10/2008	0	(783)	(783)
Sell		DUB	178,215,000	10/2008	0	(111)	(111)
Buy	ILS	BCLY	233	11/2008	8	0	8
Buy		HSBC	233	11/2008	8	0	8
Buy	KWD	BCLY	2,354	04/2009	0	(266)	(266)
Sell		BCLY	1,183	04/2009	4	0	4

See Accompanying Notes	Semiannual Report	September 30, 2008	57

Schedule of Investments  Emerging Markets Portfolio  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KWD	HSBC	1,775	04/2009	$0	$(206)	$(206)
Buy	MXN	BCLY	5,725	11/2008	0	(25)	(25)
Sell		BCLY	25,441	11/2008	137	0	137
Buy		HSBC	258,817	11/2008	0	(1,483)	(1,483)
Buy		JPM	5,658	11/2008	0	(24)	(24)
Sell		MSC	567,391	11/2008	2,378	0	2,378
Sell		RBC	14,149	11/2008	48	0	48
Buy	MYR	BCLY	107,946	11/2008	0	(1,663)	(1,663)
Sell		BCLY	32,323	11/2008	213	0	213
Buy		DUB	237,788	11/2008	0	(4,052)	(4,052)
Buy		HSBC	392	11/2008	0	(6)	(6)
Buy		JPM	155,707	11/2008	0	(2,697)	(2,697)
Sell		JPM	123,666	11/2008	688	0	688
Sell	PHP	BCLY	294,636	11/2008	186	0	186
Buy		HSBC	1,642,000	11/2008	0	(2,273)	(2,273)
Buy		JPM	1,645,400	11/2008	0	(1,993)	(1,993)
Sell		JPM	947,700	11/2008	0	(149)	(149)
Buy		BCLY	381,000	02/2009	0	(395)	(395)
Buy		DUB	185,200	02/2009	0	(249)	(249)
Buy		HSBC	458,340	02/2009	0	(498)	(498)
Buy		JPM	645,582	02/2009	0	(513)	(513)
Buy		MLP	144,800	02/2009	0	(191)	(191)
Buy		MSC	511,700	02/2009	0	(580)	(580)
Buy		RBS	141,700	02/2009	0	(189)	(189)
Buy		LEH	96,600	12/2010	0	(105)	(105)
Sell		LEH	96,600	12/2010	0	(54)	(54)
Buy	PLN	BCLY	329	11/2008	0	(15)	(15)
Buy		DUB	218	11/2008	0	(14)	(14)
Buy		HSBC	962	11/2008	0	(21)	(21)
Buy		JPM	300	11/2008	0	(15)	(15)
Sell		UBS	84,665	11/2008	1,703	0	1,703
Buy		HSBC	105,895	05/2009	0	(3,803)	(3,803)
Sell	RON	DUB	44,023	01/2009	162	0	162
Buy	RUB	BCLY	133,616	11/2008	0	(238)	(238)
Buy		DUB	4,165,959	11/2008	0	(11,397)	(11,397)
Sell		DUB	2,564,092	11/2008	7,850	0	7,850
Buy		HSBC	1,681,537	11/2008	0	(2,471)	(2,471)
Sell		HSBC	1,197,250	11/2008	3,633	0	3,633
Buy		JPM	288,339	11/2008	0	(512)	(512)
Buy		RBS	23,437	11/2008	0	(42)	(42)
Sell		RBS	596,875	11/2008	1,885	0	1,885
Buy		UBS	922,060	11/2008	0	(1,600)	(1,600)
Buy	SAR	BCLY	30,855	04/2009	0	(125)	(125)
Sell		BCLY	16,509	04/2009	0	(3)	(3)
Buy		JPM	24,112	04/2009	0	(84)	(84)
Buy	SGD	BCLY	33,619	11/2008	0	(1,100)	(1,100)
Sell		BCLY	32,009	11/2008	784	0	784
Buy		BOA	33,177	11/2008	0	(1,283)	(1,283)
Buy		CITI	79,245	11/2008	0	(1,150)	(1,150)
Buy		DUB	34,879	11/2008	0	(1,176)	(1,176)
Sell		DUB	28,239	11/2008	671	0	671
Buy		HSBC	2,402	11/2008	0	(8)	(8)
Sell		HSBC	11,156	11/2008	120	0	120
Buy		JPM	81,251	11/2008	0	(1,153)	(1,153)
Sell		JPM	16,506	11/2008	182	0	182
Buy		UBS	33,013	11/2008	0	(1,268)	(1,268)
Buy	SKK	BCLY	2,893	10/2008	0	(5)	(5)
Sell		JPM	2,893	10/2008	5	0	5
Buy		JPM	2,893	12/2008	0	(5)	(5)
Buy		MSC	5,396	01/2009	0	(23)	(23)
Sell	TRY	BCLY	5,286	12/2008	0	(72)	(72)
Buy		UBS	22,372	12/2008	0	(765)	(765)
Sell		UBS	5,280	12/2008	0	(67)	(67)
Sell	ZAR	BCLY	33,540	12/2008	12	0	12
Buy		HSBC	2,491	12/2008	0	(29)	(29)
Sell		HSBC	33,410	12/2008	28	0	28
Buy		UBS	58,616	12/2008	9	(16)	(7)

					$55,946	$(62,965)	$(7,019)

58	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$766,044	$5,711	$771,755
Short Sales, at value	0	(176,584)	0	(176,584)
Other Financial Instruments ++	(639)	(21,094)	0	(21,733)

Total	$(639)	$568,366	$5,711	$573,438

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$5,591	$10	$6	$104	$0	$5,711
Other Financial Instruments ++	0	0	0	0	0	0	0

Total	$0	$5,591	$10	$6	$104	$0	$5,711

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	59

Schedule of Investments  High Yield Portfolio

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 5.2%

Allison Transmission, Inc.
5.220% due 08/07/2014	$1,627	$1,352
5.240% due 08/07/2014	1,067	887
5.560% due 08/07/2014	243	202

Biomet, Inc.
6.762% due 03/25/2015	993	917

Community Health Systems, Inc.
4.000% due 07/25/2014	107	94
5.060% due 07/25/2014	1,581	1,392
5.954% due 07/25/2014	361	318
5.972% due 07/25/2014	142	125

CSC Holdings, Inc.
9.750% due 07/08/2013	2,500	2,400

Daimler Finance North America LLC
6.820% due 08/03/2012	9,272	6,298

First Data Corp.
5.551% due 09/24/2014	64	55
5.552% due 09/24/2014	27	24
5.926% due 09/24/2014	904	774

Ford Motor Co.
5.490% due 12/16/2013	2,960	1,958

General Motors Corp.
5.162% due 11/29/2013	1,478	971

Georgia-Pacific Corp.
4.219% due 12/20/2012	59	52
4.238% due 12/20/2012	1,146	1,016
4.551% due 12/20/2012	350	310
4.567% due 12/20/2012	826	732

Hawaiian Telcom Communications, Inc.
6.262% due 06/01/2014	1,127	785

HCA, Inc.
6.012% due 11/18/2013	3,462	3,045

Headwaters, Inc.
8.270% due 04/30/2011	341	310

Idearc, Inc.
4.470% due 11/17/2014	85	50
4.800% due 11/17/2014	1,905	1,126

Metro-Goldwyn-Mayer, Inc.
6.051% due 04/08/2012	2,937	2,097

Mylan Laboratories, Inc.
5.750% due 10/02/2014	811	757
7.062% due 10/02/2014	1,174	1,094

Nuveen Investments, Inc.
5.469% due 11/01/2014	38	33
5.469% due 11/13/2014	778	669
5.472% due 11/01/2014	680	585

Roundy’s Supermarket, Inc.
5.500% due 10/27/2011	861	789

Texas Competitive Electric Holdings Co. LLC
5.989% due 10/10/2014	430	364
6.302% due 10/10/2014	2,530	2,144
7.262% due 10/10/2014	23	19

Thompson Learning, Inc.
6.200% due 07/05/2014	1,287	1,059

Tribune Co.
5.412% due 05/30/2009	119	111
5.786% due 06/04/2014	594	266

Wind Acquisition Finance S.A.
10.035% due 12/21/2011	359	357

Wrigley WM JR Co.
7.000% due 07/17/2014	1,000	983

Total Bank Loan Obligations (Cost $44,144)		36,520

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 82.7%

BANKING & FINANCE 22.8%

AES Red Oak LLC
8.540% due 11/30/2019	$688	$688
9.200% due 11/30/2029	2,000	1,960

American Express Bank FSB
5.500% due 04/16/2013	3,450	3,161

American Express Co.
7.000% due 03/19/2018	9,100	8,045

American General Finance Corp.
6.900% due 12/15/2017	1,800	836

American International Group, Inc.
5.850% due 01/16/2018	2,475	1,244
8.175% due 05/15/2058	2,475	397
8.250% due 08/15/2018	4,825	2,807

ANZ National International Ltd.
6.200% due 07/19/2013	3,200	3,180

Bank of America Corp.
8.000% due 12/29/2049	16,925	13,414

Barclays Bank PLC
6.050% due 12/04/2017	1,025	955
7.434% due 09/29/2049	1,250	1,019
7.700% due 04/29/2049	7,100	6,257

Caelus Re Ltd.
9.061% due 06/07/2011	250	244

Citigroup Capital XXI
8.300% due 12/21/2077	5,100	3,801

Citigroup, Inc.
8.400% due 04/29/2049	8,425	5,745

El Paso Performance-Linked Trust
7.750% due 07/15/2011	6,495	6,611

Ford Motor Credit Co. LLC
5.625% due 10/01/2008	150	150
5.700% due 01/15/2010	1,300	996
7.000% due 10/01/2013	600	369
7.250% due 10/25/2011	919	585
7.375% due 02/01/2011	4,300	2,859
7.800% due 06/01/2012	15,800	9,819
8.000% due 12/15/2016	675	427
8.625% due 11/01/2010	5,000	3,548

GMAC LLC
6.750% due 12/01/2014	2,005	770
7.000% due 02/01/2012	3,000	1,224
8.000% due 11/01/2031	5,880	2,219

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	1,675	1,384
6.750% due 10/01/2037	9,700	6,479

HBOS PLC
6.750% due 05/21/2018	2,400	2,014

HSBC Holdings PLC
6.500% due 09/15/2037	5,200	4,425

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	1,850	1,699

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)	830	108
6.625% due 01/18/2012 (a)	75	10
6.750% due 12/28/2017 (a)	4,725	24
6.875% due 05/02/2018 (a)	1,675	218
7.500% due 05/11/2038 (a)	775	4

Merrill Lynch & Co., Inc.
5.054% due 05/12/2010	850	820
6.875% due 04/25/2018	5,000	4,431

Mirage Resorts, Inc.
7.250% due 08/01/2017	4,075	2,832

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley
6.000% due 04/28/2015	$7,000	$4,769

NSG Holdings LLC
7.750% due 12/15/2025	4,450	4,250

Petroplus Finance Ltd.
6.750% due 05/01/2014	175	149
7.000% due 05/01/2017	175	146

Rabobank Capital Funding Trust
5.254% due 12/29/2049	700	604

Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	9,200	6,860

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	4,850	4,525

SLM Corp.
5.125% due 08/27/2012	1,250	813

SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/25/2049	800	764

Tenneco, Inc.
8.125% due 11/15/2015	1,370	1,178
10.250% due 07/15/2013	250	258

UBS Preferred Funding Trust V
6.243% due 05/12/2049	2,100	1,619

Universal City Florida Holding Co. I & II
7.551% due 05/01/2010	3,460	3,270

Ventas Realty LP
6.625% due 10/15/2014	375	362
6.750% due 06/01/2010	30	30
6.750% due 04/01/2017	2,830	2,689
7.125% due 06/01/2015	2,565	2,559
8.750% due 05/01/2009	22	22

Wachovia Corp.
7.980% due 02/28/2049	15,000	6,277

Wells Fargo Capital XV
9.750% due 12/29/2049	9,550	9,272

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	1,950	1,921

		160,115

INDUSTRIALS 44.5%

Actuant Corp.
6.875% due 06/15/2017	2,400	2,304

Allied Waste North America, Inc.
7.250% due 03/15/2015	2,440	2,348

Allison Transmission, Inc.
11.000% due 11/01/2015	1,015	888

American Stores Co.
8.000% due 06/01/2026	13,250	12,463

AmeriGas Partners LP
7.125% due 05/20/2016	1,950	1,755
7.250% due 05/20/2015	3,350	3,065

ARAMARK Corp.
6.301% due 02/01/2015	1,250	1,100
8.500% due 02/01/2015	3,290	3,109

ArvinMeritor, Inc.
8.125% due 09/15/2015	8,875	6,878

Berry Plastics Corp.
7.541% due 02/15/2015	4,700	4,206

Berry Plastics Holding Corp.
8.875% due 09/15/2014	500	392

Biomet, Inc.
10.000% due 10/15/2017	1,350	1,384
11.625% due 10/15/2017	13,825	13,963

60	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bombardier, Inc.
8.000% due 11/15/2014	$625	$622

Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	1,875	572

Cascades, Inc.
7.250% due 02/15/2013	3,650	2,865

Celestica, Inc.
7.875% due 07/01/2011	3,820	3,724

Chart Industries, Inc.
9.125% due 10/15/2015	2,100	2,163

Charter Communications Operating LLC
8.375% due 04/30/2014	5,650	5,014

Chesapeake Energy Corp.
7.250% due 12/15/2018	675	624
7.500% due 06/15/2014	300	289
7.625% due 07/15/2013	2,000	1,920

Colorado Interstate Gas Co.
5.950% due 03/15/2015	60	55

Community Health Systems, Inc.
8.875% due 07/15/2015	4,900	4,680

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	30	29
7.750% due 05/15/2017	2,620	2,502

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	2,325	1,883

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	561	555
7.750% due 11/15/2015	3,275	3,210

CSC Holdings, Inc.
7.625% due 04/01/2011	7,650	7,382
7.875% due 02/15/2018	500	442
8.500% due 06/15/2015	1,750	1,634

DaVita, Inc.
6.625% due 03/15/2013	50	48
7.250% due 03/15/2015	375	358

Delhaize America, Inc.
8.050% due 04/15/2027	600	589

Delta Air Lines, Inc.
7.779% due 07/02/2013	905	833

Dex Media West LLC
8.500% due 08/15/2010	25	22
9.875% due 08/15/2013	1,050	654

Dex Media, Inc.
8.000% due 11/15/2013	1,900	884

Dynegy Holdings, Inc.
6.875% due 04/01/2011	2,950	2,699
7.500% due 06/01/2015	7,225	6,141
8.750% due 02/15/2012	200	190

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	406	410

EchoStar DBS Corp.
6.375% due 10/01/2011	750	692
7.125% due 02/01/2016	11,851	9,570

El Paso Corp.
7.000% due 06/15/2017	4,150	3,726
8.050% due 10/15/2030	2,225	1,937

Enterprise Products Operating LP
7.034% due 01/15/2068	1,160	936
8.375% due 08/01/2066	3,330	3,089

Ferrellgas Partners LP
6.750% due 05/01/2014	2,000	1,640
8.750% due 06/15/2012	2,600	2,236

First Data Corp.
9.875% due 09/24/2015	11,545	9,077

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ford Motor Co.
9.215% due 09/15/2021	$800	$384

Freeport-McMoRan Copper & Gold, Inc.
5.882% due 04/01/2015	600	575
8.250% due 04/01/2015	1,250	1,230
8.375% due 04/01/2017	7,950	7,842

Freescale Semiconductor, Inc.
6.694% due 12/15/2014	1,000	675
8.875% due 12/15/2014	3,975	2,763
9.125% due 12/15/2014 (b)	1,875	1,191

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	2,900	2,944

General Motors Corp.
7.400% due 09/01/2025	145	53
7.700% due 04/15/2016	1,000	402
8.250% due 07/15/2023	8,530	3,391

Georgia-Pacific LLC
7.000% due 01/15/2015	1,250	1,144
7.250% due 06/01/2028	750	596
8.000% due 01/15/2024	9,335	8,261
8.125% due 05/15/2011	1,475	1,468
9.500% due 12/01/2011	170	169

Goodyear Tire & Rubber Co.
6.678% due 12/01/2009	1,000	985
7.857% due 08/15/2011	600	586
9.000% due 07/01/2015	2,079	2,069

Harrah’s Operating Co., Inc.
10.750% due 02/01/2016	3,482	1,793

HCA, Inc.
8.750% due 09/01/2010	240	238
9.125% due 11/15/2014	2,000	1,950
9.250% due 11/15/2016	19,475	18,988

Health Management Associates, Inc.
6.125% due 04/15/2016	450	362

Hertz Corp.
8.875% due 01/01/2014	8,995	7,803

Ineos Group Holdings PLC
8.500% due 02/15/2016	7,100	3,870

Intergen NV
9.000% due 06/30/2017	5,030	5,055

JET Equipment Trust
7.630% due 08/15/2012 (a)	152	1
10.000% due 06/15/2012 (a)	368	291

Legrand France S.A.
8.500% due 02/15/2025	670	673

Nalco Co.
8.875% due 11/15/2013	1,000	1,002

Norampac Industries, Inc.
6.750% due 06/01/2013	1,000	755

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	2,575	2,356

Nortel Networks Ltd.
7.041% due 07/15/2011	3,900	2,623
10.125% due 07/15/2013	7,900	5,076
10.750% due 07/15/2016	500	309

OPTI Canada, Inc.
8.250% due 12/15/2014	360	324

Quebecor Media, Inc.
7.750% due 03/15/2016	7,350	6,468

Qwest Communications International, Inc.
6.304% due 02/15/2009	1,250	1,241
7.250% due 02/15/2011	1,000	952
7.500% due 02/15/2014	3,450	3,002

Reynolds American, Inc.
7.750% due 06/01/2018	200	198

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

RH Donnelley Corp.
6.875% due 01/15/2013	$175	$69
8.875% due 01/15/2016	14,815	5,111

RH Donnelley, Inc.
11.750% due 05/15/2015	1,725	1,061

Roundy’s, Inc.
5.500% due 10/27/2011	2	2
6.750% due 10/27/2011	43	39

Royal Caribbean Cruises Ltd.
8.750% due 02/02/2011	650	634

SandRidge Energy, Inc.
8.000% due 06/01/2018	1,725	1,492
8.625% due 04/01/2015	6,330	5,697

Seagate Technology HDD Holdings
3.631% due 10/01/2009	3,285	3,154
6.375% due 10/01/2011	4,330	4,276

SemGroup LP
8.750% due 11/15/2015 (a)	6,730	707

Sensata Technologies BV
8.000% due 05/01/2014	8,070	6,860

Service Corp. International
7.625% due 10/01/2018	1,525	1,372

Smurfit Kappa Funding PLC
7.750% due 04/01/2015	200	168

Sonat, Inc.
7.625% due 07/15/2011	4,065	4,135

Station Casinos, Inc.
7.750% due 08/15/2016	850	465

Sungard Data Systems, Inc.
9.125% due 08/15/2013	6,465	5,851

TRW Automotive, Inc.
7.000% due 03/15/2014	7,500	6,225

United Rentals North America, Inc.
6.500% due 02/15/2012	3,425	2,877

Verso Paper Holdings LLC
6.551% due 08/01/2014	500	415
9.125% due 08/01/2014	3,000	2,595

Videotron Ltee
9.125% due 04/15/2018	650	660

West Corp.
9.500% due 10/15/2014	4,675	3,600

Williams Cos., Inc.
7.625% due 07/15/2019	5,700	5,619

Windstream Corp.
8.625% due 08/01/2016	5,695	5,282

Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	3,250	2,787

		312,962

UTILITIES 15.4%

AES Corp.
8.000% due 10/15/2017	450	408
8.000% due 06/01/2020	1,500	1,320
8.875% due 02/15/2011	3,000	2,970

Cincinnati Bell, Inc.
7.000% due 02/15/2015	770	650

Energy Future Holdings Corp.
10.875% due 11/01/2017	13,625	12,365
11.250% due 11/01/2017 (b)	875	744

Frontier Communications Corp.
9.000% due 08/15/2031	7,700	5,929

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	2,700	2,592

See Accompanying Notes	Semiannual Report	September 30, 2008	61

Schedule of Investments  High Yield Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.625% due 11/14/2011	$1,000	$1,010

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	7,010	6,064

Knight, Inc.
5.150% due 03/01/2015	750	639

Midwest Generation LLC
8.560% due 01/02/2016	13,541	13,947

NGPL Pipe Co. LLC
7.119% due 12/15/2017	6,000	5,700

NRG Energy, Inc.
7.250% due 02/01/2014	7,705	7,166
7.375% due 02/01/2016	8,605	7,766
7.375% due 01/15/2017	825	753

Oncor Electric Delivery Co.
7.250% due 01/15/2033	500	410

PSEG Energy Holdings LLC
8.500% due 06/15/2011	1,200	1,221

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	4,000	3,950

Qwest Corp.
6.069% due 06/15/2013	1,000	855
6.500% due 06/01/2017	5,155	4,150
7.875% due 09/01/2011	1,500	1,447

Reliant Energy, Inc.
6.750% due 12/15/2014	6,150	5,289
7.875% due 06/15/2017	50	37

Sprint Capital Corp.
6.375% due 05/01/2009	1,225	1,201
6.900% due 05/01/2019	2,175	1,688
7.625% due 01/30/2011	1,750	1,593
8.750% due 03/15/2032	1,700	1,329

Sprint Nextel Corp.
6.000% due 12/01/2016	4,200	3,239

Telesat Canada
11.000% due 11/01/2015	3,800	3,059

Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,468	1,330

Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015	2,165	1,965
10.500% due 11/01/2016 (b)	500	426

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	3,425	3,185

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (i)	1,851	1,971

		108,368

Total Corporate Bonds & Notes (Cost $708,970)		581,445

CONVERTIBLE BONDS & NOTES 1.6%

Advanced Micro Devices, Inc.
6.000% due 05/01/2015	3,075	1,511

Chesapeake Energy Corp.
2.250% due 12/15/2038	4,700	3,255
2.500% due 05/15/2037	325	312

CMS Energy Corp.
2.875% due 12/01/2024	650	677

Deutsche Bank AG
0.000% due 10/24/2008	200	81

Mylan, Inc.
1.250% due 03/15/2012	1,650	1,277

Nortel Networks Corp.
1.750% due 04/15/2012	2,000	1,030
2.125% due 04/15/2014	1,975	955

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Qwest Communications International, Inc.
3.500% due 11/15/2025		$2,850	$2,433

Total Convertible Bonds & Notes (Cost $17,561)			11,531

U.S. GOVERNMENT AGENCIES 23.9%

Fannie Mae
5.000% due 10/01/2038 - 11/01/2038		145,976	141,952
5.500% due 12/01/2037 - 10/01/2038		22,996	22,908
6.000% due 10/01/2038		180	182

Freddie Mac
5.000% due 12/14/2018		1,300	1,224
5.500% due 10/01/2038		1,800	1,789

Total U.S. Government Agencies (Cost $169,937)			168,055

MORTGAGE-BACKED SECURITIES 0.6%

American Home Mortgage Assets
3.437% due 09/25/2046		1,127	441
3.775% due 11/25/2046		1,404	707
6.250% due 06/25/2037		886	541

Countrywide Alternative Loan Trust
3.467% due 07/25/2046		500	159

CSAB Mortgage-Backed Trust
6.172% due 06/25/2036		900	669

Deutsche ALT-A Securities, Inc.

Alternate Loan Trust
5.000% due 10/25/2018		582	552

Nomura Asset Acceptance Corp.
6.138% due 03/25/2047		500	324

Residential Accredit Loans, Inc.
3.537% due 03/25/2037		1,045	570

Total Mortgage-Backed Securities (Cost $4,476)			3,963

ASSET-BACKED SECURITIES 0.3%

Credit-Based Asset Servicing & Securitization LLC
3.317% due 04/25/2036		807	783

Ford Credit Auto Owner Trust
3.908% due 06/15/2012		1,700	1,657

Total Asset-Backed Securities (Cost $2,493)			2,440

FOREIGN CURRENCY-DENOMINATED ISSUES 2.0%

Amadeus Global Travel Distribution S.A.
6.515% due 07/01/2013	EUR	1,454	1,676

Bombardier, Inc.
7.250% due 11/15/2016		775	985

Chesapeake Energy Corp.
6.250% due 01/15/2017		2,000	2,421

Lighthouse International Co. S.A.
8.000% due 04/30/2014		265	228

Nordic Telephone Co. Holdings ApS
6.386% due 11/30/2013		365	476
6.636% due 11/30/2014		439	577
8.250% due 05/01/2016		1,900	2,247

OI European Group BV
6.875% due 03/31/2017		300	363

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Societe Generale
6.999% due 12/29/2049	EUR	900	$948

UBS AG
7.152% due 12/29/2049		3,100	2,876

UPC Holding BV
7.750% due 01/15/2014		605	692
8.625% due 01/15/2014		400	470

Total Foreign Currency-Denominated Issues (Cost $16,731)			13,959

		SHARES
CONVERTIBLE PREFERRED STOCKS 1.6%

American International Group, Inc.
8.500% due 08/01/2011		16,900	145

Bank of America Corp.
7.250% due 12/31/2049		9,025	7,538

Citigroup, Inc.
6.500% due 12/31/2049		25,450	1,050

Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010		12,800	1,066

General Motors Corp.
5.250% due 03/06/2032		91,000	830

Wachovia Corp.
7.500% due 12/31/2049		1,800	707

Total Convertible Preferred Stocks (Cost $17,194)			11,336

PREFERRED STOCKS 0.1%

Lehman Brothers Holdings, Inc.
3.327% due 05/30/2009 (a)		4,000	81

Merrill Lynch & Co., Inc.
3.327% due 05/20/2009		16,000	375

Total Preferred Stocks (Cost $983)			456

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.2%

REPURCHASE AGREEMENTS 0.2%

State Street Bank and Trust Co.
1.000% due 10/01/2008		$1,325	1,325

(Dated 09/30/2008. Collateralized by Fannie Mae 7.125% due 06/15/2010 valued at $1,355. Repurchase proceeds are $1,325.)

U.S. TREASURY BILLS 2.0%
1.059% due 10/16/2008 - 12/26/2008 (c)(d)		14,250	14,156

Total Short-Term Instruments (Cost $15,547)			15,481

PURCHASED OPTIONS (g) 3.5%
(Cost $12,264)			24,776

Total Investments 123.7% (Cost $1,010,300)			$869,962

Written Options (h) (3.0%) (Premiums $11,658)			(21,148)

Other Assets and Liabilities (Net) (20.7%)			(145,446)

Net Assets 100.0%			$703,368

62	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $12,416 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Cash of $1,671 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2009	402	$444
90-Day Eurodollar September Futures	Long	09/2009	84	87
U.S. Treasury 10-Year Note December Futures	Long	12/2008	136	(140)

				$391

(f)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ARAMARK Corp. 8.500% due 02/01/2015	4.500%	09/20/2013	GSC	4.997%	$600	$(11)	$0	$(11)
Celestica, Inc. 7.625% due 07/01/2013	4.350%	09/20/2013	CITI	4.493%	450	(2)	0	(2)
Chrysler Financial 9.360% due 08/03/2012	5.250%	09/20/2012	DUB	20.000%	1,000	(195)	0	(195)
Community Health Systems, Inc. 8.875% due 07/15/2015	4.570%	09/20/2013	GSC	5.276%	4,050	(106)	0	(106)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	1.450%	12/20/2008	CSFB	24.026%	2,000	(98)	0	(98)
Freescale Semiconductor, Inc. 8.875% due 12/15/2014	5.000%	09/20/2013	CITI	10.738%	300	(55)	(32)	(23)
Georgia-Pacific LLC 7.750% due 11/15/2029	4.700%	09/20/2013	CITI	4.997%	1,000	(10)	0	(10)
Georgia-Pacific LLC 7.750% due 11/15/2029	4.650%	06/20/2015	CITI	5.000%	400	(6)	0	(6)
GMAC LLC 6.875% due 08/28/2012	5.000%	09/20/2010	BOA	65.140%	1,900	(944)	(437)	(507)
GMAC LLC 6.875% due 08/28/2012	5.000%	03/20/2012	DUB	51.671%	1,000	(509)	(155)	(354)
GMAC LLC 6.875% due 08/28/2012	7.230%	12/20/2012	DUB	47.538%	5,000	(2,416)	0	(2,416)
GMAC LLC 6.875% due 08/28/2012	2.110%	03/20/2012	JPM	51.671%	1,000	(541)	0	(541)
GMAC LLC 6.875% due 08/28/2012	5.000%	03/20/2010	MLP	70.461%	1,500	(698)	(146)	(552)
GMAC LLC 6.875% due 08/28/2012	5.000%	09/20/2013	MLP	44.392%	1,000	(512)	(263)	(249)
Nalco Co. 7.750% due 11/15/2011	4.050%	09/20/2013	CITI	4.390%	1,500	(16)	0	(16)
Nortel Networks Corp. 4.250% due 09/01/2008	5.000%	03/20/2013	CITI	19.926%	300	(109)	(45)	(64)
Reliant Energy, Inc. 6.750% due 12/15/2014	3.850%	09/20/2013	GSC	8.087%	750	(111)	0	(111)
Sanmina-SCI Corp. 8.125% due 03/01/2016	4.220%	09/20/2012	CSFB	6.074%	600	(35)	0	(35)
Sprint Nextel Corp. 6.000% due 12/01/2016	7.150%	06/20/2009	BCLY	3.229%	500	15	0	15
Station Casinos, Inc. 6.000% due 04/01/2012	5.000%	06/20/2013	BCLY	36.836%	1,000	(492)	(192)	(300)
Station Casinos, Inc. 6.000% due 04/01/2012	5.000%	06/20/2013	GSC	36.836%	375	(185)	(64)	(121)

						$(7,036)	$(1,334)	$(5,702)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	1.550%	06/20/2013	BCLY	$2,100	$11	$(23)	$34
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	35,000	193	(364)	557
CDX.IG-10 5 Year Index	1.550%	06/20/2013	GSC	6,600	37	(72)	109
CDX.IG-10 5 Year Index	1.550%	06/20/2013	MSC	6,300	35	(70)	105

					$276	$(529)	$805

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-9 Index 25-35%	4.530%	12/20/2010	MLP	$4,800	$152	$0	$152
CDX.HY-9 Index 25-35%	3.230%	12/20/2012	MLP	5,500	(576)	0	(576)
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	7,600	(41)	(106)	65

					$(465)	$(106)	$(359)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	Semiannual Report	September 30, 2008	63

Schedule of Investments  High Yield Portfolio  (Cont.)

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		$2,200	$(23)	$(13)	$(10)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		27,800	(164)	(597)	433
Pay	3-Month USD-LIBOR	5.000%	12/17/2015	GSC		11,090	444	369	75
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		1,290	(50)	(19)	(31)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		12,800	(466)	127	(593)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		6,400	(233)	(73)	(160)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		1,100	(40)	(14)	(26)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		14,000	(509)	(66)	(443)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		11,800	(429)	126	(555)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		3,700	(134)	3	(137)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		16,300	(727)	619	(1,346)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		1,600	(71)	25	(96)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		300	(14)	6	(20)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		11,400	(508)	239	(747)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		12,300	(548)	320	(868)
Receive	6-Month EUR-LIBOR	4.750%	09/17/2013	JPM	EUR	9,100	(43)	(84)	41
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	JPM		5,200	(185)	(89)	(96)

							$(3,700)	$879	$(4,579)

Total Return Swaps on Securities

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	Motorola, Inc.	7,875	0.000%	$59	10/23/2008	MLP	$(2)
Receive	SandRidge Energy, Inc.	80,000	3.045%	3,710	10/23/2008	MLP	(2,164)

							$(2,166)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(g)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	$177,500	$1,722	$2,732
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	510,000	4,539	10,555
Call - OTC 2-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	153,900	1,684	3,185
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	401,200	4,319	8,304

							$12,264	$24,776

(h)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	124	$87	$75
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	124	58	159

				$145	$234

64	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	$59,200	$1,651	$2,597
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	170,000	4,403	8,987
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	42,800	1,326	2,262
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	133,700	4,133	7,068

							$11,513	$20,914

Transactions in written call and put options for the period ended September 30, 2008:
	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$596,700	$15,442
Sales	2,546	195,100	6,424
Closing Buys	(2,298)	(386,100)	(10,208)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2008	248	$405,700	$11,658

(i)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	12/08/2000	$1,926	$1,971	0.28%

(j)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	CITI	11,883	10/2008	$47	$0	$47
Sell		CITI	11,883	10/2008	0	(39)	(39)
Sell		UBS	11,883	10/2008	663	0	663
Sell	GBP	UBS	4,957	11/2008	171	0	171

					$881	$(39)	$842

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$145	$867,555	$2,262	$869,962
Other Financial Instruments ++	391	(32,112)	(389)	(32,110)

Total	$536	$835,443	$1,873	$837,852

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$2,478	$(37)	$(23)	$6	$(162)	$0	$2,262
Other Financial Instruments ++	(125)	0	0	0	(70)	(194)	(389)

Total	$2,353	$(37)	$(23)	$6	$(232)	$(194)	$1,873

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	65

Schedule of Investments  International Portfolio

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 0.1%

Commonwealth Bank of Australia
2.527% due 06/08/2009		$1,100	$1,100

Total Australia (Cost $1,100)			1,100

CAYMAN ISLANDS 0.0%

SHL Corp. Ltd.
1.600% due 12/25/2024	JPY	6,127	56

Total Cayman Islands (Cost $56)			56

CROATIA 0.0%

Croatia Government International Bond
3.938% due 07/31/2010		$546	541

Total Croatia (Cost $543)			541

FINLAND 0.6%

Sampo Housing Loan Bank PLC
2.500% due 09/23/2010	EUR	10,000	13,519

Total Finland (Cost $14,714)			13,519

FRANCE 0.1%

AXA S.A.
3.750% due 01/01/2017	EUR	1,357	2,179

Total France (Cost $1,233)			2,179

IRELAND 0.1%

Bank of Ireland
2.926% due 12/18/2009		$1,100	1,090

Total Ireland (Cost $1,101)			1,090

JERSEY, CHANNEL ISLANDS 0.5%

Haus Ltd.
4.815% due 12/10/2037	EUR	2,491	3,447

Lloyds TSB Capital
7.375% due 12/29/2049		5,250	6,373

Total Jersey, Channel Islands (Cost $7,046)			9,820

NETHERLANDS 3.0%

Deutsche Telekom International Finance BV
3.390% due 03/23/2009		$52,630	52,376

Siemens Financieringsmaatschappij NV
2.854% due 08/14/2009		12,150	12,139

Total Netherlands (Cost $64,801)			64,515

NEW ZEALAND 0.2%

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	3,523	3,201

Total New Zealand (Cost $1,776)			3,201

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
NORWAY 0.6%

DnB NOR Boligkreditt
4.375% due 11/15/2010	EUR	10,000	$13,972

Total Norway (Cost $15,197)			13,972

PORTUGAL 0.6%

Banco Espirito Santo S.A.
4.375% due 01/25/2011	EUR	10,000	13,896

Total Portugal (Cost $15,118)			13,896

SPAIN 0.6%

Bankinter S.A.
5.000% due 05/14/2010	EUR	10,000	13,943

Total Spain (Cost $15,344)			13,943

SUPRANATIONAL 0.2%

European Investment Bank
5.500% due 12/07/2009	GBP	2,300	4,146

Total Supranational (Cost $3,278)			4,146

TUNISIA 0.1%

Banque Centrale de Tunisie
7.375% due 04/25/2012		$500	523
7.500% due 08/06/2009	EUR	1,800	2,557

Total Tunisia (Cost $2,333)			3,080

UNITED KINGDOM 0.2%

Bauhaus Securities Ltd.
5.282% due 10/30/2052	EUR	3,322	4,543

Total United Kingdom (Cost $2,830)			4,543

UNITED STATES 71.4%

ASSET-BACKED SECURITIES 12.0%

Accredited Mortgage Loan Trust
3.327% due 04/25/2036		$619	610

ACE Securities Corp.
3.257% due 07/25/2036		77	76
3.257% due 08/25/2036		49	49
3.297% due 06/25/2037		5,675	5,294

AFC Home Equity Loan Trust
3.917% due 12/22/2027		40	25

American Express Credit Account Master Trust
2.988% due 02/15/2012		297	287

Ameriquest Mortgage Securities, Inc.
3.347% due 03/25/2036		37	37
3.437% due 11/25/2035		842	739

Amortizing Residential Collateral Trust
3.497% due 07/25/2032		58	41
3.907% due 10/25/2031		567	528

Argent Securities, Inc.
3.257% due 10/25/2036		135	132
3.297% due 07/25/2036		6,132	5,855

Asset-Backed Funding Certificates
3.267% due 01/25/2037		237	223
3.557% due 06/25/2034		998	816

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Asset-Backed Securities Corp. Home Equity
3.287% due 05/25/2037	$2,338	$2,293

BA Credit Card Trust
3.068% due 04/15/2013	2,000	1,958

Bear Stearns Asset-Backed Securities Trust
3.257% due 11/25/2036	80	76
3.287% due 10/25/2036	917	881
3.297% due 06/25/2047	4,461	4,245
3.407% due 06/25/2036	12,073	10,613
3.537% due 01/25/2036	600	566
3.657% due 03/25/2043	948	922
3.697% due 06/25/2036	1,900	1,220
3.867% due 10/25/2032	567	498

BNC Mortgage Loan Trust
3.307% due 05/25/2037	1,423	1,302

Carrington Mortgage Loan Trust
3.257% due 01/25/2037	254	243
3.367% due 01/25/2036	561	555
3.527% due 10/25/2035	1,669	1,583

Chase Credit Card Master Trust
2.658% due 09/15/2011	67,050	66,671
3.288% due 02/15/2011	5,000	4,991

CIT Group Home Equity Loan Trust
3.477% due 06/25/2033	36	31

Citicorp Residential Mortgage Securities, Inc.
3.297% due 03/25/2037	7,759	7,589

Citigroup Mortgage Loan Trust, Inc.
2.528% due 05/15/2036	1,225	1,102
3.257% due 10/25/2036	9	9
3.257% due 11/25/2036	49	49
3.307% due 10/25/2036	500	480
3.317% due 03/25/2037	3,374	3,161

Countrywide Asset-Backed Certificates
3.257% due 01/25/2037	13	13
3.257% due 05/25/2037	587	571
3.257% due 06/25/2037	297	289
3.257% due 03/25/2047	117	114
3.277% due 12/25/2036	162	160
3.277% due 06/25/2037	693	667
3.287% due 06/25/2037	1,650	1,581
3.287% due 10/25/2037	1,183	1,129
3.307% due 02/25/2037	1,600	1,348
3.307% due 07/25/2037	20,000	16,871
3.307% due 09/25/2037	2,423	2,273
3.307% due 05/25/2047	191	184
3.307% due 09/25/2047	6,632	6,258
3.317% due 10/25/2046	2,287	2,218
3.397% due 06/25/2036	8,804	8,049
3.577% due 05/25/2032	153	123

Credit-Based Asset Servicing & Securitization LLC
3.267% due 11/25/2036	301	290
3.277% due 01/25/2037	1,150	1,074
3.297% due 12/25/2037	646	619

CS First Boston Mortgage Securities Corp.
3.827% due 01/25/2032	240	197

Equity One Asset-Backed Securities, Inc.
3.507% due 04/25/2034	553	376

Fieldstone Mortgage Investment Corp.
3.297% due 07/25/2036	2,627	2,583

First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 11/25/2036	782	736
3.277% due 12/25/2036	1,056	982
3.577% due 12/25/2034	79	69
3.587% due 10/25/2034	7	6

Fremont Home Loan Trust
3.257% due 10/25/2036	1,299	1,242
3.267% due 01/25/2037	1,888	1,778
3.277% due 02/25/2037	295	289

66	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GSAMP Trust
3.247% due 10/25/2046	$169	$165
3.277% due 09/25/2036	557	545
3.497% due 03/25/2034	35	34

GSR Mortgage Loan Trust
3.307% due 11/25/2030	16	16

HFC Home Equity Loan Asset-Backed Certificates
3.538% due 09/20/2033	1,835	1,690

Home Equity Asset Trust
3.807% due 11/25/2032	1	1

HSI Asset Securitization Corp. Trust
3.257% due 10/25/2036	791	728
3.257% due 12/25/2036	841	781

Indymac Residential Asset-Backed Trust
3.257% due 11/25/2036	90	89
3.267% due 04/25/2037	209	204
3.287% due 07/25/2037	305	292

JPMorgan Mortgage Acquisition Corp.
2.519% due 07/25/2036	539	525
2.541% due 11/25/2036	168	162
3.357% due 03/01/2037	10,000	7,437

Lehman XS Trust
3.287% due 04/25/2046	22	22
3.287% due 06/25/2046	132	128
3.287% due 11/25/2046	215	206
3.357% due 04/25/2037	438	365

Long Beach Mortgage Loan Trust
3.267% due 10/25/2036	166	158
3.487% due 10/25/2034	28	21

MASTR Asset-Backed Securities Trust
3.267% due 11/25/2036	232	227
3.317% due 02/25/2036	769	748
3.337% due 10/25/2036	4,641	4,509

MBNA Credit Card Master Note Trust
2.588% due 12/15/2011	4,800	4,756

Merrill Lynch Mortgage Investors, Inc.
3.277% due 08/25/2036	860	836
3.277% due 07/25/2037	170	166
3.287% due 09/25/2037	664	647
3.317% due 03/25/2037	4,981	4,860

Morgan Stanley ABS Capital I
3.257% due 09/25/2036	145	143
3.257% due 10/25/2036	1,006	982
3.267% due 05/25/2037	1,755	1,640
3.297% due 01/25/2037	20,000	15,681
3.307% due 10/25/2035	10,000	9,090
3.307% due 04/25/2036	1,918	1,891
3.307% due 11/25/2036	20,000	17,066
3.317% due 10/25/2036	600	526

Morgan Stanley Home Equity Loan Trust
3.317% due 02/25/2036	129	127

Nationstar Home Equity Loan Trust
3.267% due 06/25/2037	1,782	1,731

Park Place Securities, Inc.
3.467% due 09/25/2035	185	175

Residential Asset Mortgage Products, Inc.
3.277% due 11/25/2036	45	44
3.287% due 10/25/2036	153	143

Residential Asset Securities Corp.
3.277% due 11/25/2036	1,310	1,289
3.287% due 10/25/2036	124	123

Saxon Asset Securities Trust
3.267% due 10/25/2046	113	110

Securitized Asset-Backed Receivables LLC Trust
3.247% due 01/25/2037	644	608
3.257% due 09/25/2036	615	602

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Soundview Home Equity Loan Trust
3.257% due 10/25/2036	$59	$58
3.267% due 11/25/2036	1,326	1,276
3.267% due 12/25/2036	20	20
3.287% due 01/25/2037	120	118
3.307% due 10/25/2036	73	73

Structured Asset Securities Corp.
3.257% due 10/25/2036	260	247
3.607% due 05/25/2034	20	17
4.900% due 04/25/2035	44	29

Washington Mutual Asset-Backed Certificates
3.267% due 10/25/2036	342	323

Wells Fargo Home Equity Trust
3.257% due 01/25/2037	275	268

		262,557

CORPORATE BONDS & NOTES 12.8%

American Express Bank FSB
3.248% due 06/22/2009	8,500	8,383

American Express Credit Corp.
2.546% due 03/02/2009	1,100	1,077
2.547% due 04/06/2009	1,100	1,072

Anadarko Petroleum Corp.
3.219% due 09/15/2009	700	692

AT&T, Inc.
2.894% due 02/05/2010	2,200	2,193

Bank of America Corp.
3.048% due 10/14/2016	10,000	8,583

Bank of America N.A.
2.876% due 12/18/2008	1,750	1,746

Bear Stearns Cos. LLC
3.096% due 01/30/2009	15,200	15,111

Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013	7,000	6,723

Caterpillar Financial Services Corp.
2.867% due 05/18/2009	1,100	1,099
4.226% due 06/24/2011	2,300	2,216

Charter One Bank N.A.
2.845% due 04/24/2009	3,500	3,493

Cisco Systems, Inc.
2.892% due 02/20/2009	2,200	2,197

Citigroup Funding, Inc.
3.476% due 06/26/2009	25,000	24,420

Citigroup, Inc.
3.799% due 12/28/2009	12,540	12,138
3.809% due 12/26/2008	1,100	1,092

Comcast Corp.
3.088% due 07/14/2009	2,200	2,153

ConocoPhillips Australia Funding Co.
2.891% due 04/09/2009	1,596	1,581

Credit Suisse USA, Inc.
3.004% due 08/15/2010	17,073	16,286

Daimler Finance North America LLC
3.169% due 03/13/2009	26,000	25,907

Dominion Resources, Inc.
2.984% due 11/14/2008	900	898

General Electric Capital Corp.
2.886% due 10/21/2010	3,400	3,347

General Mills, Inc.
2.921% due 01/22/2010	2,200	2,170

Goldman Sachs Group, Inc.
3.250% due 12/23/2008	900	887
3.294% due 12/22/2008	200	197
4.069% due 06/28/2010	20,320	18,135

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HSBC Finance Corp.
3.041% due 01/15/2014	$5,000	$4,056
3.152% due 06/19/2009	2,200	2,130
3.241% due 06/01/2016	3,000	2,306

International Lease Finance Corp.
3.126% due 04/20/2009	285	268

JPMorgan Chase & Co.
3.479% due 06/26/2009	1,100	1,097

Kroger Co.
5.500% due 02/01/2013	100	98

Lehman Brothers Holdings, Inc.
2.851% due 12/23/2008 (a)	700	91
3.052% due 11/10/2009 (a)	14,020	1,823

Merrill Lynch & Co., Inc.
2.839% due 10/23/2008	900	900
2.894% due 08/14/2009	200	193

Safeway, Inc.
4.119% due 03/27/2009	1,080	1,073

Time Warner, Inc.
3.034% due 11/13/2009	1,100	1,056

U.S. Bancorp
3.739% due 04/28/2009	1,250	1,243

Wachovia Bank N.A.
2.811% due 02/23/2009	400	380
3.250% due 03/23/2009	2,250	2,117

Wachovia Mortgage FSB
2.842% due 05/08/2009	75,000	74,612
2.936% due 03/02/2009	1,100	1,077

Wells Fargo & Co.
2.888% due 01/12/2011	20,530	20,359

		278,675

MORTGAGE-BACKED SECURITIES 7.0%

American Home Mortgage Investment Trust
4.290% due 10/25/2034	68	55

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	197	179

Bear Stearns Adjustable Rate Mortgage Trust
4.150% due 08/25/2035	506	477
4.625% due 10/25/2035	361	326

Bear Stearns Alt-A Trust
5.622% due 08/25/2036	111	73
5.891% due 02/25/2036	342	236

Bear Stearns Mortgage Funding Trust
3.277% due 02/25/2037	2,059	1,855

CC Mortgage Funding Corp.
3.387% due 07/25/2036	309	196

Citigroup Mortgage Loan Trust, Inc.
4.683% due 06/25/2035	340	297

Countrywide Alternative Loan Trust
3.268% due 09/20/2046	87	85
3.367% due 02/25/2047	435	264
3.368% due 02/20/2047	15,049	9,201
3.387% due 05/25/2047	2,675	1,631
3.397% due 08/25/2046	637	375
3.397% due 11/25/2046	1,112	710
3.398% due 03/20/2046	1,317	814
3.467% due 12/25/2035	239	155
3.487% due 12/25/2035	878	558
3.487% due 02/25/2037	424	275
3.507% due 08/25/2035	1,505	908
3.507% due 12/25/2035	2,646	1,721
3.527% due 11/25/2035	17,243	11,203
3.557% due 09/25/2035	5,481	3,477

See Accompanying Notes	Semiannual Report	September 30, 2008	67

Schedule of Investments  International Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Countrywide Home Loan Mortgage Pass-Through Trust
3.437% due 05/25/2035	$553	$358
3.497% due 03/25/2035	2,513	1,526
3.497% due 04/25/2035	31	20
3.507% due 03/25/2035	179	118
3.527% due 03/25/2035	13,163	7,357
3.537% due 02/25/2035	42	27
3.587% due 09/25/2034	51	38
4.706% due 08/25/2034	216	195

Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039	500	435

CSAB Mortgage-Backed Trust
3.307% due 06/25/2036	5	5

CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	89	83

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.307% due 10/25/2036	137	135

Downey Savings & Loan Association Mortgage Loan Trust
3.240% due 03/19/2045	2,354	1,530
3.290% due 08/19/2045	879	570
3.360% due 08/19/2045	5,533	3,536

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	132	131

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	2,627	2,260
3.287% due 01/25/2047	1,535	1,459
3.437% due 06/25/2045	5,519	3,564

GSR Mortgage Loan Trust
6.000% due 03/25/2032	3	3

Harborview Mortgage Loan Trust
3.120% due 01/19/2038	5,349	4,928
3.220% due 01/19/2038	1,299	785
3.250% due 05/19/2035	2,669	1,727
3.270% due 06/19/2035	733	446
3.270% due 01/19/2036	394	254
3.270% due 03/19/2037	4,920	3,035
3.280% due 01/19/2036	6,191	4,034
3.340% due 11/19/2035	876	559
3.360% due 09/19/2035	69	45
3.528% due 06/20/2035	230	149

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	6,021	5,681

Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	240	225
3.307% due 01/25/2037	149	143

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	300	261

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	57	52

MLCC Mortgage Investors, Inc.
2.868% due 03/15/2025	12	10

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	112	84

Residential Accredit Loans, Inc.
3.307% due 09/25/2046	226	193
3.417% due 04/25/2046	405	261
3.507% due 08/25/2035	305	189

Sequoia Mortgage Trust
3.380% due 10/19/2026	58	53
3.538% due 07/20/2033	3,160	2,616
3.745% due 10/20/2034	1,294	1,060

Structured Asset Mortgage Investments, Inc.
3.277% due 08/25/2036	156	152
3.320% due 07/19/2034	21	16

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TBW Mortgage-Backed Pass-Through Certificates
3.307% due 09/25/2036	$69	$66

Thornburg Mortgage Securities Trust
3.317% due 11/25/2046	380	364
3.327% due 03/25/2046	2,000	1,990
3.327% due 09/25/2046	344	322
3.477% due 03/25/2044	365	286

Wachovia Bank Commercial Mortgage Trust
2.568% due 06/15/2020	31,708	28,051
2.578% due 09/15/2021	549	502

WaMu Mortgage Pass-Through Certificates
3.287% due 08/25/2046	4	4
3.437% due 04/25/2045	266	175
3.497% due 10/25/2045	104	66
3.517% due 01/25/2045	67	45
3.527% due 01/25/2045	64	44
3.527% due 07/25/2045	74	48
3.665% due 12/25/2046	427	258
3.747% due 12/25/2027	179	154
3.855% due 08/25/2046	58,628	33,404
3.948% due 02/27/2034	45	43
4.055% due 11/25/2042	12	11
4.198% due 10/25/2046	145	94
4.255% due 08/25/2042	49	44
4.355% due 11/25/2046	1,248	840

Wells Fargo Mortgage-Backed Securities Trust
3.621% due 09/25/2034	1,060	937
4.500% due 11/25/2018	213	208
4.950% due 03/25/2036	440	389
5.547% due 04/25/2036	79	52

		153,776

U.S. GOVERNMENT AGENCIES 39.6%

Fannie Mae
3.327% due 03/25/2034	46	45
3.357% due 08/25/2034	28	27
3.557% due 09/25/2042	144	142
3.607% due 06/25/2029	29	29
4.500% due 05/25/2015 - 02/25/2021	1,552	1,555
4.503% due 11/01/2034	209	211
4.942% due 12/01/2034	72	73
5.000% due 12/01/2036 - 03/01/2037	136,213	132,864
5.500% due 09/25/2024 - 10/01/2038	395,696	395,231
6.000% due 06/01/2031 - 07/25/2044	209,528	212,520
6.000% due 05/01/2038 (f)	73,152	74,185
6.500% due 05/01/2028 - 07/01/2029	341	353
7.000% due 09/25/2023	105	110
7.110% due 12/01/2030	5	5
8.800% due 01/25/2019	150	157

Freddie Mac
2.718% due 02/15/2019	32,105	31,300
2.938% due 12/15/2031	8	8
3.357% due 09/25/2035	5,432	4,389
3.487% due 09/25/2031	88	82
4.278% due 10/25/2044 - 02/25/2045	414	393
4.478% due 07/25/2044	89	81
4.500% due 04/15/2013 - 02/15/2020	982	980

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.000% due 03/15/2016 - 03/15/2025	$1,541	$1,551
5.398% due 10/01/2036	388	391
6.500% due 07/15/2028	2,390	2,472

Ginnie Mae
5.125% due 11/20/2022 - 11/20/2024	949	962
5.375% due 03/20/2022 - 06/20/2030	2,126	2,157
5.625% due 08/20/2022 - 09/20/2026	585	593
6.000% due 08/20/2034	638	619
7.500% due 09/15/2025 - 11/15/2030	2,418	2,587
8.500% due 05/15/2028 - 07/15/2030	26	28

Small Business Administration
4.625% due 02/01/2025	144	138
5.090% due 10/01/2025	85	83

		866,321

Total United States (Cost $1,664,439)		1,561,329

SHORT-TERM INSTRUMENTS 10.4%

CERTIFICATES OF DEPOSIT 2.2%

Barclays Bank PLC
2.829% due 03/13/2009	$26,025	25,805

Calyon Financial, Inc.
3.804% due 06/29/2010	15,000	14,875

Unicredito Italiano NY
3.088% due 05/15/2009	8,300	8,290

		48,970

COMMERCIAL PAPER 2.0%

Freddie Mac
2.500% due 11/24/2008	43,500	43,337

REPURCHASE AGREEMENTS 1.9%

Barclays Capital, Inc.
2.250% due 10/01/2008	42,500	42,500

(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.440% due 01/13/2010 valued at $43,468. Repurchase proceeds are $42,503.)

U.S. TREASURY BILLS 4.3%
1.252% due 11/28/2008 - 12/26/2008 (b)(c)(d)(e)	94,360	93,714

Total Short-Term Instruments (Cost $229,284)		228,521

PURCHASED OPTIONS (i) 0.3%
(Cost $5,124)		6,335

Total Investments 89.0% (Cost $2,045,317)		$1,945,786

Other Assets and Liabilities (Net) 11.0%		241,186

Net Assets 100.0%		$2,186,972

68	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $15,409 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(d)	Securities with an aggregate market value of $38,705 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $4,378 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $5,000 at a weighted average interest rate of 2.750%. On September 30, 2008, securities valued at $5,201 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $16,673 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	1,391	$550
90-Day Euribor March Futures	Long	03/2009	775	2,059
U.S. Treasury 5-Year Note December Futures	Long	12/2008	14	5
U.S. Treasury 30-Year Bond December Futures	Long	12/2008	15	(9)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	10,362	(785)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	1,850	(241)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	750	(11)

				$1,568

(h)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Cadbury Schweppes U.S. Finance LLC 5.125% due 10/01/2013	(0.460%)	12/20/2013	BOA	0.633%	$7,000	$ 56	$0	$56

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
General Electric Capital Corp. 6.000% due 06/15/2012	1.020%	09/20/2010	BCLY	6.710%	$22,500	$(2,150)	$0	$(2,150)
General Electric Capital Corp. 6.000% due 06/15/2012	0.935%	12/20/2010	BCLY	6.632%	6,000	(635)	0	(635)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	03/20/2009	CITI	7.398%	2,100	(63)	0	(63)
General Electric Capital Corp. 6.000% due 06/15/2012	1.120%	12/20/2010	CITI	6.632%	7,000	(716)	0	(716)
General Electric Capital Corp. 6.000% due 06/15/2012	1.070%	09/20/2010	DUB	6.710%	12,500	(1,184)	0	(1,184)

						$(4,748)	$0	$(4,748)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS	AUD	252,200	$1,738	$904	$834
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		$500	(3)	(9)	6
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		10,700	(63)	(230)	167
Pay	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		2,600	116	(61)	177
Pay	6-Month AUD Bank Bill	7.250%	06/16/2011	DUB	AUD	729,550	11,460	(3,556)	15,016

See Accompanying Notes	Semiannual Report	September 30, 2008	69

Schedule of Investments  International Portfolio  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	BNP	EUR	11,900	$24	$19	$5
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	CSFB		280,000	(1,734)	1,024	(2,758)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	JPM		4,900	(30)	(15)	(15)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	RBC		280,000	(1,734)	960	(2,694)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2014	JPM		6,500	(399)	(124)	(275)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	300,000	(4,666)	(1,314)	(3,352)
Pay	6-Month GBP-LIBOR	6.000%	09/18/2009	GSC		710,000	5,357	(2,588)	7,945
Pay	6-Month GBP-LIBOR	5.500%	09/20/2009	JPM		725,000	(872)	(2,074)	1,202
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	DUB		65,100	(329)	(444)	115
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	GSC		820,000	(4,146)	(30,561)	26,415
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	HSBC		324,000	(1,638)	3,962	(5,600)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		25,100	(127)	(792)	665
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	MSC		80,000	(1,233)	(3,039)	1,806
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	GSC		314,600	6,232	554	5,678
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	MSC		39,300	779	17	762
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	BCLY		75,000	(340)	(171)	(169)
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	HSBC		110,900	(502)	(275)	(227)
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	MSC		73,900	(335)	(96)	(239)
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBC		11,100	(50)	(21)	(29)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		100,000	(1,363)	(302)	(1,061)
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	BCLY		32,600	111	988	(877)
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	CITI		32,700	112	1,310	(1,198)
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	HSBC		34,700	118	1,219	(1,101)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		16,100	400	(107)	507
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	GSC		261,800	6,498	17,435	(10,937)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	JPM		22,400	556	(388)	944
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		25,200	3,733	3,225	508
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		14,900	2,207	2,213	(6)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2038	GSC		83,500	(12,476)	0	(12,476)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY	EUR	1,000	(41)	0	(41)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		700	(30)	0	(30)

							$7,330	$(12,337)	$19,667

(i)	Purchased options outstanding on September 30, 2008:

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC USD versus JPY	JPY	105.200	03/31/2010	$17,000	$716	$608
Put - OTC USD versus JPY		105.200	03/31/2010	17,000	716	1,160
Call - OTC USD versus JPY		105.400	03/31/2010	44,000	1,846	1,527
Put - OTC USD versus JPY		105.400	03/31/2010	44,000	1,846	3,040

					$5,124	$6,335

(j)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	10/01/2023	$1,800	$1,810	$1,787
Fannie Mae	5.000%	10/01/2038	150,000	147,820	145,992
Fannie Mae	5.500%	09/01/2038	13,600	13,732	13,789
Fannie Mae	5.500%	10/01/2038	368,000	362,149	366,563
Fannie Mae	6.000%	10/01/2038	338,600	341,284	342,674
Freddie Mac	5.500%	10/01/2038	130	129	129

				$866,924	$870,934

(k)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	BCLY	17,033	10/2008	$190	$0	$190
Sell		UBS	22,607	10/2008	1,557	0	1,557
Sell	BRL	DUB	115,072	12/2008	7,284	0	7,284
Buy		HSBC	39,035	12/2008	0	(2,678)	(2,678)
Sell		HSBC	370	12/2008	11	0	11
Buy		JPM	20,169	12/2008	0	(1,318)	(1,318)
Sell		JPM	10,716	12/2008	439	0	439

70	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	MSC	265,765	12/2008	$0	$(19,016)	$(19,016)
Sell		MSC	9,036	12/2008	329	0	329
Sell		UBS	58,810	12/2008	1,831	0	1,831
Buy		HSBC	370	06/2009	0	(10)	(10)
Sell	COP	DUB	5,544,000	12/2008	379	0	379
Buy		MSC	5,544,000	12/2008	0	(497)	(497)
Sell	EUR	CITI	127,525	10/2008	0	(415)	(415)
Buy		HSBC	24,000	10/2008	0	(1,709)	(1,709)
Sell		UBS	151,525	10/2008	8,449	0	8,449
Sell	GBP	CITI	2,575	10/2008	158	0	158
Buy		CSFB	29,000	10/2008	0	(2,330)	(2,330)
Sell		JPM	10,000	10/2008	602	0	602
Sell		CITI	2,575	11/2008	140	0	140
Sell		RBS	3,000	11/2008	154	0	154
Sell		UBS	120,132	11/2008	4,142	0	4,142
Buy	JPY	BCLY	685,614	10/2008	0	(9)	(9)
Sell		BCLY	676,073	10/2008	39	0	39
Sell		CITI	701,586	10/2008	2	0	2
Sell		DUB	878,988	10/2008	0	(157)	(157)
Sell		BCLY	685,614	11/2008	12	0	12
Sell	KRW	BCLY	13,225,526	02/2009	1,548	0	1,548
Buy		MLP	15,448,847	02/2009	0	(2,245)	(2,245)
Sell	MXN	CITI	489	11/2008	1	0	1
Buy		RBC	489	11/2008	0	(2)	(2)
Buy		CITI	489	05/2009	0	(1)	(1)
Buy	MYR	BCLY	289,553	11/2008	0	(5,754)	(5,754)
Buy		JPM	356,169	02/2009	0	(7,016)	(7,016)
Sell	NZD	BCLY	6,316	10/2008	196	0	196
Buy	RUB	BCLY	2,779	11/2008	0	(4)	(4)
Buy		DUB	863,565	11/2008	0	(1,435)	(1,435)
Buy		HSBC	633,919	11/2008	0	(888)	(888)
Sell		HSBC	487,809	11/2008	1,408	0	1,408
Buy		JPM	895,922	11/2008	0	(1,224)	(1,224)
Sell		JPM	895,922	11/2008	1,401	0	1,401
Buy		UBS	279,840	11/2008	0	(389)	(389)
Sell		UBS	279,840	11/2008	425	0	425
Buy		BCLY	1,053,861	05/2009	0	(2,133)	(2,133)
Sell		UBS	2,124,369	05/2009	6,697	0	6,697
Buy	SGD	BCLY	1,204	10/2008	0	(35)	(35)
Sell		CITI	35,386	10/2008	316	0	316
Buy		CSFB	5,382	10/2008	0	(169)	(169)
Buy		DUB	3,060	10/2008	0	(110)	(110)
Buy		JPM	19,940	10/2008	0	(672)	(672)
Buy		UBS	5,800	10/2008	0	(181)	(181)
Buy		BCLY	75,179	11/2008	0	(2,461)	(2,461)
Buy		BOA	74,288	11/2008	0	(2,873)	(2,873)
Buy		DUB	78,238	11/2008	0	(2,638)	(2,638)
Buy		UBS	73,921	11/2008	0	(2,839)	(2,839)
Buy		CITI	7,086	12/2008	0	(18)	(18)

					$37,710	$(61,226)	$(23,516)

(l)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$1,945,730	$56	$1,945,786
Short Sales, at value	0	(870,934)	0	(870,934)
Other Financial Instruments ++	1,568	(8,470)	(1,385)	(8,287)

Total	$1,568	$1,066,326	$(1,329)	$1,066,565

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$1,299	$(88)	$3	$3	$(227)	$(934)	$56
Other Financial Instruments ++	(39)	0	0	0	(31)	(1,315)	(1,385)

Total	$1,260	$(88)	$3	$3	$(258)	$(2,249)	$(1,329)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	71

Schedule of Investments  Investment Grade Corporate Portfolio

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 93.6%

BANKING & FINANCE 62.4%

ABX Financing Co.
6.350% due 10/15/2036	$400	$331

AFLAC, Inc.
6.500% due 04/15/2009	1,000	1,010

AGFC Capital Trust I
6.000% due 01/15/2067	3,080	828

Allstate Life Global Funding II
3.461% due 05/21/2010	700	697

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	20,000	19,326

American Express Bank FSB
5.500% due 04/16/2013	25,400	23,269
6.000% due 09/13/2017	20,200	16,898

American Express Centurion Bank
2.568% due 07/13/2010	28,800	26,388
6.000% due 09/13/2017	20,000	16,764

American Express Co.
6.150% due 08/28/2017	2,600	2,216
6.800% due 09/01/2066	1,405	1,202
7.000% due 03/19/2018	40,000	35,361
8.150% due 03/19/2038	11,800	10,560

American Express Credit Corp.
5.875% due 05/02/2013	46,505	42,903

American International Group, Inc.
2.895% due 10/18/2011	5,000	2,970
5.450% due 05/18/2017	8,090	4,069
5.850% due 01/16/2018	27,780	13,964
6.250% due 05/01/2036	5,000	2,318
6.250% due 03/15/2037	16,000	2,564
8.175% due 05/15/2058	116,500	18,666
8.250% due 08/15/2018	14,700	8,552

Anadarko Finance Co.
6.750% due 05/01/2011	2,700	2,766

ANZ National International Ltd.
6.200% due 07/19/2013	40,000	39,744

AvalonBay Communities, Inc.
6.125% due 11/01/2012	150	146

AXA S.A.
6.463% due 12/14/2018	10,000	5,716

BAC Capital Trust XIV
5.630% due 12/31/2049	20	10

Bank of America Corp.
3.048% due 10/14/2016	5,000	4,292
4.750% due 08/01/2015	2,400	2,045
5.375% due 08/15/2011	25	24
5.625% due 10/14/2016	300	251
5.650% due 05/01/2018	100	84
5.750% due 12/01/2017	10,000	8,494
6.000% due 09/01/2017	20,800	17,972
8.000% due 12/29/2049	100,890	79,963
8.125% due 12/29/2049	75,900	61,418

Bank of America N.A.
6.100% due 06/15/2017	25,000	22,123

Bank of Ireland
2.926% due 12/18/2009	2,000	1,981

Barclays Bank PLC
5.450% due 09/12/2012	20,700	20,660
6.050% due 12/04/2017	21,100	19,658
6.860% due 09/29/2049	360	276
7.434% due 09/29/2049	21,500	17,524
7.700% due 04/29/2049	40,500	35,692

Bear Stearns Cos. LLC
3.014% due 08/15/2011	1,545	1,502
3.084% due 09/09/2009	25	25

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.096% due 01/30/2009	$275	$273
3.186% due 07/19/2010	600	588
5.550% due 01/22/2017	7,575	6,515
6.400% due 10/02/2017	50,000	46,773
6.950% due 08/10/2012	25,025	25,302
7.250% due 02/01/2018	25,150	24,244

BNP Paribas
3.014% due 12/09/2016	1,000	964
5.186% due 06/29/2049	17,700	13,636
7.195% due 12/31/2049	3,100	2,156

Canadian Oil Sands Ltd.
4.800% due 08/10/2009	7,000	6,980

CIT Group, Inc.
3.054% due 02/13/2012	10,000	5,404
3.075% due 07/28/2011	5,000	3,054

Citigroup Capital XXI
8.300% due 12/21/2077	27,500	20,496

Citigroup, Inc.
2.836% due 01/30/2009	500	495
2.957% due 05/18/2010	10,000	9,232
5.500% due 04/11/2013	24,910	21,764
6.000% due 08/15/2017	19,000	16,122
6.125% due 11/21/2017	55,900	47,453
6.125% due 05/15/2018	35,000	29,030
6.125% due 08/25/2036	13,900	9,033
6.875% due 03/05/2038	220	180
8.400% due 04/29/2049	83,200	56,735

CNA Financial Corp.
5.850% due 12/15/2014	2,000	1,873
6.000% due 08/15/2011	2,000	1,997

Commonwealth Bank of Australia
6.024% due 03/29/2049	8,015	6,736

Countrywide Financial Corp.
3.418% due 03/24/2009	6,350	6,199
6.250% due 05/15/2016	4,000	2,852

Countrywide Home Loans, Inc.
6.250% due 04/15/2009	200	194

Credit Agricole S.A.
6.637% due 05/29/2049	20,000	13,497

Credit Suisse New York
5.000% due 05/15/2013	75,000	69,572

Credit Suisse USA, Inc.
6.125% due 11/15/2011	170	168

Danske Bank A/S
5.914% due 12/29/2049	10,100	8,852

Deutsche Bank AG
6.000% due 09/01/2017	30,000	28,391

FIA Card Services N.A.
7.125% due 11/15/2012	1,300	1,276

Fleet Capital Trust V
3.876% due 12/18/2028	3,000	2,277

General Electric Capital Corp.
5.450% due 01/15/2013	50	47
5.625% due 05/01/2018	44,750	37,893
5.875% due 01/14/2038	119,300	88,005
6.375% due 11/15/2067	2,785	2,256
6.750% due 03/15/2032	2,800	2,338

GMAC LLC
6.750% due 12/01/2014	100	38
6.875% due 08/28/2012	100	40
8.000% due 11/01/2031	120	45

Goldman Sachs Capital II
5.793% due 12/29/2049	10	4

Goldman Sachs Group LP
4.500% due 06/15/2010	125	116

Goldman Sachs Group, Inc.
2.978% due 02/06/2012	300	233

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.270% due 12/23/2009	$11,000	$10,113
3.875% due 01/15/2009	2,500	2,455
5.350% due 01/15/2016	100	81
5.450% due 11/01/2012	50	42
5.700% due 09/01/2012	800	690
5.750% due 10/01/2016	5,000	4,062
5.950% due 01/18/2018	34,200	28,261
6.150% due 04/01/2018	30,000	24,988
6.250% due 09/01/2017	52,100	43,689
6.450% due 05/01/2036	9,700	6,334
6.600% due 01/15/2012	1,900	1,774
6.750% due 10/01/2037	60,000	40,075

HBOS Capital Funding LP
6.071% due 06/30/2049	13,000	8,411

HBOS PLC
5.375% due 12/29/2049	3,600	2,229
5.920% due 09/29/2049	13,000	7,673
6.750% due 05/21/2018	20,700	17,374

HSBC Bank USA N.A.
4.625% due 04/01/2014	500	450
7.000% due 01/15/2039	34,000	30,570

HSBC Capital Funding LP
4.610% due 12/31/2049	17,150	14,677

HSBC Holdings PLC
6.500% due 05/02/2036	24,500	20,304
6.500% due 09/15/2037	17,600	14,977
6.800% due 06/01/2038	11,200	9,489
7.625% due 05/17/2032	730	648

International Lease Finance Corp.
3.500% due 04/01/2009	2,500	2,248
5.250% due 01/10/2013	5,000	3,223

John Deere Capital Corp.
3.567% due 06/10/2011	200	201

JPMorgan Chase & Co.
3.329% due 12/21/2011	8,400	8,199
5.125% due 09/15/2014	135	120
5.150% due 10/01/2015	200	180
5.750% due 01/02/2013	5,000	4,791
6.000% due 01/15/2018	45,500	41,562
6.400% due 05/15/2038	25,000	21,627
7.900% due 04/29/2049	14,000	11,818

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	50,000	45,907

JPMorgan Chase Capital XIII
4.712% due 09/30/2034	3,000	2,319

JPMorgan Chase Capital XVIII
6.950% due 08/17/2036	2,100	1,629

JPMorgan Chase Capital XX
6.550% due 09/29/2036	2,100	1,545

Kaupthing Bank HF
5.750% due 10/04/2011	3,200	2,546
6.125% due 10/04/2016	2,000	1,298

Landsbanki Islands HF
3.511% due 08/25/2009	2,000	1,727

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	200	26
4.500% due 07/26/2010 (a)	140	18
5.250% due 02/06/2012 (a)	75	10
6.875% due 05/02/2018 (a)	50,850	6,610
6.875% due 07/17/2037 (a)	2,100	10
7.500% due 05/11/2038 (a)	10,000	50

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010	2,000	1,952

MBNA Capital B
3.601% due 02/01/2027	2,000	1,633

Merrill Lynch & Co., Inc.
5.054% due 05/12/2010	7,200	6,948
6.050% due 08/15/2012	29,000	27,216

72	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.400% due 08/28/2017	$33,000	$28,589
6.875% due 04/25/2018	57,340	50,817

MetLife, Inc.
6.400% due 12/15/2036	20	12

Metropolitan Life Global Funding I
3.024% due 08/13/2012	2,250	2,207
3.069% due 03/15/2012	300	292
5.125% due 04/10/2013	9,000	8,752

Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	1,500	1,515

Morgan Stanley
2.578% due 01/15/2010	2,500	1,753
3.091% due 01/09/2014	5,240	3,366
3.235% due 10/18/2016	7,000	4,570
3.271% due 10/15/2015	2,000	1,092
4.750% due 04/01/2014	5,125	2,720
5.450% due 01/09/2017	5,000	3,106
5.550% due 04/27/2017	930	577
5.625% due 01/09/2012	4,512	3,150
5.750% due 08/31/2012	40,000	28,234
5.750% due 10/18/2016	10,000	6,210
5.950% due 12/28/2017	11,000	6,902
6.000% due 04/28/2015	90,600	61,722
6.600% due 04/01/2012	1,060	771
6.625% due 04/01/2018	21,500	14,251
6.750% due 04/15/2011	6,000	4,444

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	25,820	19,558

National Australia Bank Ltd.
5.350% due 06/12/2013	30,000	28,850

National City Bank of Pennsylvania
7.250% due 10/21/2011	853	515

Pacific Life Global Funding
5.150% due 04/15/2013	9,000	8,999

Popular North America, Inc.
3.191% due 04/06/2009	3,500	3,486

Principal Life Income Funding Trusts
5.300% due 04/24/2013	10,000	9,979

Rabobank Capital Funding II
5.260% due 12/31/2049	8,510	7,886

Rabobank Capital Funding Trust
5.254% due 12/29/2049	19,040	16,427

Rabobank Nederland NV
3.209% due 05/19/2010	900	898

RBS Capital Trust III
5.512% due 09/29/2049	26,000	21,024

Resona Bank Ltd.
5.850% due 09/29/2049	6,900	5,079

Royal Bank of Scotland Group PLC
2.992% due 04/11/2016	40,000	34,287
6.990% due 10/29/2049	14,970	11,167
7.640% due 03/31/2049	600	447
9.118% due 03/31/2049	10,045	9,745

Santander Issuances S.A. Unipersonal
5.805% due 06/20/2016	600	576

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	12,900	12,037

SLM Corp.
2.940% due 07/27/2009	9,140	8,047

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	8,800	6,328

SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/25/2049	6,750	6,445

State Street Capital Trust III
8.250% due 12/29/2049	3,000	2,943

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

State Street Capital Trust IV
3.819% due 06/15/2037	$15,500	$10,263

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	5,600	4,477

SunTrust Capital VIII
6.100% due 12/15/2036	180	111

Tiers Trust
8.125% due 09/15/2017	642	756

UBS AG
3.714% due 05/05/2010	1,100	1,096
5.750% due 04/25/2018	25,000	21,782
5.875% due 12/20/2017	11,840	10,531

UBS Preferred Funding Trust V
6.243% due 05/12/2049	12,000	9,254

UFJ Finance Aruba AEC
6.750% due 07/15/2013	26,512	27,826

USB Capital IX
6.189% due 04/15/2049	14,300	7,010

Wachovia Bank N.A.
3.250% due 03/23/2009	800	753
3.704% due 05/14/2010	20,000	16,379

Wachovia Capital Trust III
5.800% due 03/15/2042	34,340	14,429

Wachovia Corp.
2.861% due 12/01/2009	2,200	1,916
5.500% due 05/01/2013	59,000	48,859
5.750% due 02/01/2018	25,000	18,786
7.980% due 02/28/2049	14,000	5,859

Wells Fargo & Co.
3.270% due 03/23/2010	400	396

Wells Fargo Capital X
5.950% due 12/15/2036	13,467	11,107

Wells Fargo Capital XIII
7.700% due 12/29/2049	42,800	37,352

Williams Cos., Inc. Credit Linked Certificate Trust
6.051% due 05/01/2009	300	298
6.750% due 04/15/2009	1,100	1,097

Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	5,900	5,321

		2,404,762

INDUSTRIALS 19.4%

America Movil SAB de C.V.
5.625% due 11/15/2017	50	47

Amgen, Inc.
6.375% due 06/01/2037	1,200	1,088

Anadarko Petroleum Corp.
3.219% due 09/15/2009	1,300	1,285
5.950% due 09/15/2016	4,930	4,538
6.450% due 09/15/2036	10,650	8,355

Apache Corp.
5.625% due 01/15/2017	200	188
6.000% due 01/15/2037	1,000	846

AutoZone, Inc.
5.500% due 11/15/2015	2,500	2,340

Avon Products, Inc.
5.125% due 01/15/2011	3,000	2,997

Barrick Gold Corp.
5.800% due 11/15/2034	2,700	2,078

Baxter International, Inc.
6.250% due 12/01/2037	10,000	9,493

Canadian Natural Resources Ltd.
6.250% due 03/15/2038	2,100	1,620
6.500% due 02/15/2037	2,000	1,603

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.750% due 02/01/2039	$4,000	$3,299

Cardinal Health, Inc.
3.053% due 10/02/2009	2,600	2,557

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	200	210
9.455% due 11/15/2022	350	385

Comcast Cable Communications LLC
6.875% due 06/15/2009	5,000	5,051
8.875% due 05/01/2017	85	90

Comcast Corp.
5.300% due 01/15/2014	7,000	6,420
5.700% due 05/15/2018	5,000	4,369
5.875% due 02/15/2018	26,525	23,675
5.900% due 03/15/2016	2,900	2,660
6.500% due 01/15/2015	288	277
6.500% due 01/15/2017	1,350	1,270
6.950% due 08/15/2037	2,000	1,707
7.050% due 03/15/2033	5,000	4,486

ConocoPhillips
5.200% due 05/15/2018	18,700	17,481

Continental Airlines, Inc.
6.320% due 11/01/2008	15,195	15,159
7.056% due 09/15/2009	5,000	4,912

Covidien International Finance S.A.
6.000% due 10/15/2017	1,500	1,484
6.550% due 10/15/2037	4,300	4,136

Cox Communications, Inc.
3.875% due 10/01/2008	135	135
6.450% due 12/01/2036	700	590
7.125% due 10/01/2012	5,100	5,201
7.750% due 11/01/2010	100	104

CSX Corp.
5.300% due 02/15/2014	400	374

CVS Caremark Corp.
3.111% due 06/01/2010	450	431
5.750% due 08/15/2011	2,000	2,033

CVS Pass-Through Trust
6.943% due 01/10/2030	12,834	12,186

Daimler Finance North America LLC
3.249% due 03/13/2009	400	398
5.750% due 09/08/2011	2,000	1,978
6.500% due 11/15/2013	340	332
8.000% due 06/15/2010	270	283

DCP Midstream LLC
5.375% due 10/15/2015	2,000	1,775

Delta Air Lines, Inc.
6.619% due 03/18/2011	924	878

Devon Energy Corp.
7.950% due 04/15/2032	700	721

Devon Financing Corp. ULC
6.875% due 09/30/2011	400	418
7.875% due 09/30/2031	700	711

Dow Chemical Co.
6.000% due 10/01/2012	1,080	1,093

E.I. Du Pont De Nemours & Co.
5.000% due 01/15/2013	1,600	1,583

El Paso Corp.
6.750% due 05/15/2009	1,106	1,102
7.750% due 06/15/2010	13,533	13,764
7.750% due 01/15/2032	19,185	16,121
7.800% due 08/01/2031	41,285	34,920
8.050% due 10/15/2030	9,200	8,009

El Paso Natural Gas Co.
8.375% due 06/15/2032	3,850	3,700

Enbridge Energy Partners LP
5.875% due 12/15/2016	3,600	3,293

See Accompanying Notes	Semiannual Report	September 30, 2008	73

Schedule of Investments  Investment Grade Corporate Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

EnCana Corp.
5.900% due 12/01/2017	$13,400	$11,972
6.500% due 02/01/2038	9,400	7,588

Energy Transfer Partners LP
5.650% due 08/01/2012	8,100	7,880
6.125% due 02/15/2017	800	732
6.625% due 10/15/2036	1,900	1,620
6.700% due 07/01/2018	500	475
7.500% due 07/01/2038	8,800	8,307

Enterprise Products Operating LLC
6.500% due 01/31/2019	5,000	4,667

Enterprise Products Operating LP
5.000% due 03/01/2015	900	806

EOG Resources, Inc.
5.875% due 09/15/2017	20,000	18,825

Fund American Cos., Inc.
5.875% due 05/15/2013	2,500	1,856

Gaz Capital S.A.
6.212% due 11/22/2016	130	103
6.510% due 03/07/2022	150	108
7.510% due 07/31/2013	3,000	2,916
8.146% due 04/11/2018	14,000	12,320

General Electric Co.
5.000% due 02/01/2013	325	300
5.250% due 12/06/2017	10,000	8,766

General Mills, Inc.
5.700% due 02/15/2017	4,500	4,367

GlaxoSmithKline Capital, Inc.
3.429% due 05/13/2010	1,000	996
6.375% due 05/15/2038	23,000	21,606

Hess Corp.
7.300% due 08/15/2031	2,133	1,953
7.875% due 10/01/2029	55	54

HJ Heinz Finance Co.
6.000% due 03/15/2012	3,000	3,069

Hospira, Inc.
5.550% due 03/30/2012	2,400	2,401
6.050% due 03/30/2017	1,300	1,242

Humana, Inc.
6.450% due 06/01/2016	5,000	4,594

International Business Machines Corp.
5.700% due 09/14/2017	21,600	20,960

Johnson Controls, Inc.
5.250% due 01/15/2011	2,000	2,025
5.500% due 01/15/2016	2,000	1,910

Kellogg Co.
5.125% due 12/03/2012	1,500	1,497

Kern River Funding Corp.
4.893% due 04/30/2018	12,395	12,061

Kerr-McGee Corp.
6.875% due 09/15/2011	2,450	2,519
6.950% due 07/01/2024	130	123

Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	18	17
5.950% due 02/15/2018	5,000	4,461
6.000% due 02/01/2017	2,230	2,025
6.500% due 02/01/2037	300	243
6.750% due 03/15/2011	380	385
6.950% due 01/15/2038	3,080	2,641
7.125% due 03/15/2012	5,078	5,140
7.300% due 08/15/2033	5,500	5,023
7.500% due 11/01/2010	640	661

Kraft Foods, Inc.
5.625% due 11/01/2011	2,000	2,011
6.500% due 08/11/2017	6,600	6,361

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Kroger Co.
5.500% due 02/01/2013	$3,000	$2,923

Lockheed Martin Corp.
4.121% due 03/14/2013	1,000	968

Loews Corp.
5.250% due 03/15/2016	2,000	1,929

New Albertson’s, Inc.
8.000% due 05/01/2031	5,000	4,649

News America Holdings, Inc.
9.250% due 02/01/2013	4,800	5,132

News America, Inc.
6.650% due 11/15/2037	10	8

Norfolk Southern Corp.
5.640% due 05/17/2029	77	66
5.750% due 04/01/2018	2,000	1,931
7.800% due 05/15/2027	3	3

Occidental Petroleum Corp.
6.750% due 01/15/2012	500	540

Omnicom Group, Inc.
5.900% due 04/15/2016	3,800	3,750

ONEOK Partners LP
6.850% due 10/15/2037	10,300	9,241

Oracle Corp.
5.750% due 04/15/2018	13,500	12,557

Pemex Project Funding Master Trust
3.411% due 12/03/2012	171	162
4.119% due 06/15/2010	21	21
5.750% due 03/01/2018	120	114
6.625% due 06/15/2035	197	181
9.375% due 12/02/2008	5,968	6,017

Philip Morris International, Inc.
6.375% due 05/16/2038	22,400	19,716

Plains All American Pipeline LP
6.125% due 01/15/2017	1,000	910
6.650% due 01/15/2037	1,700	1,393

Quest Diagnostics, Inc.
7.500% due 07/12/2011	200	213

RadioShack Corp.
7.375% due 05/15/2011	1,900	1,881

Reynolds American, Inc.
3.519% due 06/15/2011	2,100	2,000
6.750% due 06/15/2017	10,400	9,733

Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013	2,000	1,962

Rockies Express Pipeline LLC
5.100% due 08/20/2009	50,000	49,967

Rohm & Haas Co.
6.000% due 09/15/2017	25,000	23,270

Rowan Cos., Inc.
5.880% due 03/15/2012	1,019	1,079

Safeway, Inc.
4.119% due 03/27/2009	1,790	1,777
6.500% due 03/01/2011	300	309

Sealed Air Corp.
6.950% due 05/15/2009	1,500	1,508

Siemens Financieringsmaatschappij NV
2.854% due 08/14/2009	700	699

Suncor Energy, Inc.
6.850% due 06/01/2039	2,100	1,826

Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	2,614	2,721
7.156% due 12/15/2011	780	785

Target Corp.
7.000% due 01/15/2038	12,500	11,768

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Teva Pharmaceutical Finance LLC
6.150% due 02/01/2036	$800	$701

Time Warner Cable, Inc.
5.400% due 07/02/2012	4,100	3,903
5.850% due 05/01/2017	22,800	20,107
6.550% due 05/01/2037	10,100	8,184

Time Warner, Inc.
3.034% due 11/13/2009	2,000	1,921
6.875% due 05/01/2012	150	149
7.700% due 05/01/2032	103	90

Transocean, Inc.
5.250% due 03/15/2013	560	545
6.000% due 03/15/2018	5,000	4,671

Union Pacific Corp.
6.150% due 05/01/2037	1,700	1,453

United Airlines, Inc.
6.071% due 03/01/2013 (a)	519	489
6.602% due 03/01/2015 (a)	679	659
8.390% due 01/21/2011 (a)	1,589	4
10.020% due 03/22/2014 (a)	706	324
10.125% due 03/22/2015 (a)	1,850	904
10.850% due 02/19/2015 (a)	843	399

United Technologies Corp.
6.125% due 07/15/2038	11,800	11,408

UnitedHealth Group, Inc.
4.875% due 02/15/2013	140	134

Vale Overseas Ltd.
6.250% due 01/23/2017	310	291
6.875% due 11/21/2036	282	252

Viacom, Inc.
3.169% due 06/16/2009	3,000	2,968
5.750% due 04/30/2011	3,000	2,916

Vivendi
6.625% due 04/04/2018	11,600	11,177

Wal-Mart Stores, Inc.
4.250% due 04/15/2013	800	786
5.800% due 02/15/2018	10,000	9,786
6.200% due 04/15/2038	1,700	1,552

Waste Management, Inc.
6.375% due 11/15/2012	200	200
7.375% due 08/01/2010	90	93

WEA Finance LLC
5.700% due 10/01/2016	2,000	1,725

Wyeth
5.500% due 03/15/2013	2,500	2,529
5.950% due 04/01/2037	1,300	1,173

XTO Energy, Inc.
4.900% due 02/01/2014	5,000	4,675
5.500% due 06/15/2018	6,000	5,313
5.650% due 04/01/2016	800	749
6.100% due 04/01/2036	5,000	4,143
6.250% due 04/15/2013	640	641
6.750% due 08/01/2037	1,500	1,332
7.500% due 04/15/2012	835	875

Yum! Brands, Inc.
6.250% due 04/15/2016	2,500	2,428
6.875% due 11/15/2037	5,700	4,815

		747,998

UTILITIES 11.8%

AEP Texas Central Co.
6.650% due 02/15/2033	300	267

Alabama Power Co.
5.500% due 10/15/2017	300	287

Appalachian Power Co.
5.650% due 08/15/2012	5,100	4,995

74	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.375% due 04/01/2036	$500	$433

AT&T Corp.
7.300% due 11/15/2011	6,947	7,219
8.000% due 11/15/2031	43,200	43,769

AT&T Mobility LLC
6.500% due 12/15/2011	450	458

AT&T, Inc.
5.100% due 09/15/2014	115	108
5.500% due 02/01/2018	23,375	20,838
5.600% due 05/15/2018	4,300	3,853
6.500% due 09/01/2037	50,000	42,554

Beaver Valley II Funding
9.000% due 06/01/2017	1,349	1,444

BellSouth Corp.
4.750% due 11/15/2012	10	9

Bruce Mansfield Unit
6.850% due 06/01/2034	1,700	1,692

BVPS II Funding Corp.
8.890% due 06/01/2017	1,497	1,535

Carolina Power & Light Co.
6.300% due 04/01/2038	3,600	3,366

CenturyTel, Inc.
8.375% due 10/15/2010	2,100	2,156

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	4	4

Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018	2,400	2,281
6.750% due 04/01/2038	10,000	9,459

Consumers Energy Co.
5.000% due 02/15/2012	1,900	1,828
5.000% due 03/15/2015	300	274
5.150% due 02/15/2017	2,500	2,253
5.375% due 04/15/2013	600	581
5.500% due 08/15/2016	2,250	2,092

Deutsche Telekom International Finance BV
5.750% due 03/23/2016	500	446
8.500% due 06/15/2010	310	322
8.750% due 06/15/2030	12,200	11,803

Dominion Resources, Inc.
4.750% due 12/15/2010	50	50
5.200% due 01/15/2016	3,000	2,758
5.600% due 11/15/2016	1,800	1,671
5.700% due 09/17/2012	830	823
6.000% due 11/30/2017	500	474

Duke Energy Ohio, Inc.
6.900% due 06/01/2025	2,821	2,630

Embarq Corp.
7.082% due 06/01/2016	780	633

Enel Finance International S.A.
6.250% due 09/15/2017	32,000	31,869
6.800% due 09/15/2037	14,550	14,289

Energy East Corp.
6.750% due 07/15/2036	1,300	1,160

Entergy Arkansas, Inc.
5.400% due 05/01/2018	9,384	8,330

Entergy Gulf States, Inc.
5.250% due 08/01/2015	600	554

Entergy Louisiana LLC
4.670% due 06/01/2010	400	394

Exelon Corp.
6.750% due 05/01/2011	3,050	3,074

FirstEnergy Corp.
6.450% due 11/15/2011	120	121
7.375% due 11/15/2031	288	268

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Florida Power Corp.
5.650% due 06/15/2018	$16,800	$16,085
6.400% due 06/15/2038	1,000	947

FPL Group Capital, Inc.
5.350% due 06/15/2013	5,200	5,212

France Telecom S.A.
7.750% due 03/01/2011	810	850
8.500% due 03/01/2031	600	651

GG1C Funding Corp.
5.129% due 01/15/2014	2,120	2,110

Kentucky Power Co.
6.000% due 09/15/2017	18,600	17,307

MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	240	238
6.500% due 09/15/2037	100	88

New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	500	534

NGPL Pipe Co. LLC
7.119% due 12/15/2017	2,500	2,375
7.768% due 12/15/2037	6,500	6,377

Niagara Mohawk Power Corp.
7.750% due 10/01/2008	70	70

Ohio Edison Co.
6.875% due 07/15/2036	3,000	2,673

Ohio Power Co.
6.375% due 07/15/2033	5,500	4,570

Pacific Gas & Electric Co.
5.800% due 03/01/2037	30	26
6.050% due 03/01/2034	150	132

PNPP II Funding Corp.
9.120% due 05/30/2016	1,327	1,362

PPL Capital Funding, Inc.
4.330% due 03/01/2009	3,300	3,289

Progress Energy, Inc.
7.100% due 03/01/2011	188	193
7.750% due 03/01/2031	6,850	7,038

PSEG Power LLC
3.750% due 04/01/2009	2,500	2,497
8.625% due 04/15/2031	12,000	12,983

Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,300	2,028

Public Service Electric & Gas Co.
5.300% due 05/01/2018	4,800	4,488

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	13,650	12,831

Qwest Corp.
6.875% due 09/15/2033	9,880	6,694
8.875% due 03/15/2012	6,000	5,910

SCANA Corp.
6.250% due 02/01/2012	10,000	10,042

Sierra Pacific Power Co.
6.750% due 07/01/2037	2,300	2,067

Sprint Capital Corp.
6.375% due 05/01/2009	2,000	1,960
8.375% due 03/15/2012	630	567

Telecom Italia Capital S.A.
3.281% due 02/01/2011	3,150	2,967
3.395% due 07/18/2011	2,210	2,064
4.000% due 11/15/2008	2,963	2,954
5.250% due 10/01/2015	10,475	8,727
6.999% due 06/04/2018	90	81
7.200% due 07/18/2036	200	158

Telefonica Emisones SAU
3.121% due 02/04/2013	2,530	2,368
5.984% due 06/20/2011	5,300	5,245

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Verizon Communications, Inc.
6.900% due 04/15/2038	$1,550	$1,375

Verizon Global Funding Corp.
7.250% due 12/01/2010	710	739
7.375% due 09/01/2012	80	83

Verizon New York, Inc.
6.875% due 04/01/2012	170	170

Virginia Electric and Power Co.
5.400% due 04/30/2018	35,500	32,486
5.950% due 09/15/2017	20,000	19,053

Vodafone Group PLC
3.090% due 02/27/2012	5,250	4,952
7.750% due 02/15/2010	1,225	1,263

		454,303

Total Corporate Bonds & Notes (Cost $4,346,066)		3,607,063

CONVERTIBLE BONDS & NOTES 0.1%

ERP Operating LP
3.850% due 08/15/2026	3,800	3,515

Total Convertible Bonds & Notes (Cost $3,837)		3,515

U.S. GOVERNMENT AGENCIES 5.5%

Fannie Mae
5.500% due 01/01/2037 - 04/01/2038	39,492	39,422
5.500% due 02/01/2037 - 02/01/2038 (d)	131,161	130,930

Freddie Mac
5.500% due 08/01/2037 (d)	42,397	42,220

Ginnie Mae
8.500% due 07/15/2030 - 08/15/2030	74	81

Total U.S. Government Agencies (Cost $213,697)		212,653

U.S. TREASURY OBLIGATIONS 0.8%

U.S. Treasury Notes
2.875% due 06/30/2010	31,400	31,947

Total U.S. Treasury Obligations (Cost $31,987)		31,947

MORTGAGE-BACKED SECURITIES 0.3%

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.545% due 01/15/2046	8,600	7,640

Denver Arena Trust
6.940% due 11/15/2019	1,779	1,714

Total Mortgage-Backed Securities (Cost $10,344)		9,354

ASSET-BACKED SECURITIES 0.0%

MASTR Asset-Backed Securities Trust
3.287% due 05/25/2037	280	261

Total Asset-Backed Securities (Cost $280)		261

SOVEREIGN ISSUES 0.0%

Export-Import Bank of Korea
2.901% due 06/01/2009	700	695

Total Sovereign Issues (Cost $700)		695

See Accompanying Notes	Semiannual Report	September 30, 2008	75

Schedule of Investments  Investment Grade Corporate Portfolio  (Cont.)

	SHARES	VALUE (000S)
COMMON STOCKS 0.1%

Devon Energy Corp.	33,898	$3,092

Total Common Stocks (Cost $862)		3,092

CONVERTIBLE PREFERRED STOCKS 0.0%

American International Group, Inc.
8.500% due 08/01/2011	86,000	739

Bank of America Corp.
7.250% due 12/31/2049	100	83

Total Convertible Preferred Stocks (Cost $6,538)		822

PREFERRED STOCKS 0.1%

Goldman Sachs Group, Inc.
3.750% due 12/31/2049	200,000	2,620

Lehman Brothers Holdings, Inc.
5.670% due 12/01/2049 (a)	5,200	2

Total Preferred Stocks (Cost $5,231)		2,622

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 4.3%

REPURCHASE AGREEMENTS 1.7%

JPMorgan Chase Bank N.A.
0.450% due 10/06/2008	$38,335	$38,335
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 3.250% due 12/31/2009 valued at $38,344. Repurchase proceeds are $38,335.)

State Street Bank and Trust Co.
0.100% due 10/01/2008	8,230	8,230
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.380% due 10/14/2008 valued at $8,399. Repurchase proceeds are $8,230.)
1.000% due 10/01/2008	19,140	19,140
(Dated 09/30/2008. Collateralized by Fannie Mae 0.000% due 11/06/2008 valued at $19,526. Repurchase proceeds are $19,141.)

		65,705

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 2.6%
0.831% due 10/16/2008 - 12/26/2008 (b)(c)	$99,750	$99,029

Total Short-Term Instruments (Cost $165,300)		164,734

PURCHASED OPTIONS (g) 0.7%
(Cost $13,913)		28,832

Total Investments 105.5% (Cost $4,798,755)		$4,065,590

Written Options (h) (0.7%) (Premiums $13,342)		(25,068)

Other Assets and Liabilities (Net) (4.8%)		(186,544)

Net Assets 100.0%		$3,853,978

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $95,562 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(d)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $100,624 at a weighted average interest rate of 4.704%. On September 30, 2008, securities valued at $172,831 were pledged as collateral for reverse repurchase agreements.
(e)	Cash of $5,954 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 5-Year Note December Futures	Long	12/2008	1,239	$379
U.S. Treasury 10-Year Note December Futures	Long	12/2008	2,844	(3,187)

				$(2,808)

(f)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcan, Inc. 6.450% due 03/15/2011	(0.290%)	03/20/2011	BOA	0.286%	$500	$0	$0	$0
Arrow Electronics, Inc. 6.875% due 06/01/2018	(0.780%)	09/20/2013	MSC	0.669%	19,000	(103)	0	(103)
AutoZone, Inc. 5.500% due 11/15/2015	(0.810%)	12/20/2015	RBS	1.004%	2,500	29	0	29
AutoZone, Inc. 5.875% due 10/15/2012	(0.340%)	06/20/2012	GSC	0.833%	1,900	32	0	32
AutoZone, Inc. 5.875% due 10/15/2012	(0.860%)	06/20/2013	GSC	0.927%	3,000	8	0	8
AutoZone, Inc. 5.875% due 10/15/2012	(0.390%)	09/20/2012	RBS	0.853%	5,400	91	0	91
AutoZone, Inc. 5.875% due 10/15/2012	(0.340%)	12/20/2012	RBS	0.880%	8,400	174	0	174
AutoZone, Inc. 5.875% due 10/15/2012	(0.850%)	06/20/2013	RBS	0.927%	4,000	12	0	12
AvalonBay Communities, Inc. 6.125% due 11/01/2012	(1.890%)	09/20/2013	UBS	2.246%	4,900	71	0	71
AvalonBay Communities, Inc. 6.125% due 11/01/2012	(2.050%)	09/20/2013	UBS	2.246%	5,000	39	0	39
Avon Products, Inc. 5.125% due 01/15/2011	(0.150%)	03/20/2011	CSFB	0.278%	3,000	9	0	9
Bank of America Corp. 3-Month USD-LIBOR plus 0.260% due 10/14/2016	(0.170%)	12/20/2016	MLP	1.600%	5,000	458	0	458
Black & Decker Corp. 7.125% due 06/01/2011	(0.400%)	09/20/2012	BEAR	1.052%	1,800	42	0	42
Black & Decker Corp. 7.125% due 06/01/2011	(0.400%)	12/20/2012	MSC	1.106%	7,600	204	0	204
Black & Decker Corp. 7.125% due 06/01/2011	(0.420%)	12/20/2012	MSC	1.106%	3,400	89	0	89

76	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp. 7.125% due 06/01/2011	(0.450%)	09/20/2012	UBS	1.052%	$6,000	$130	$0	$130
Burlington Northern Santa Fe Corp. 4.300% due 07/01/2013	(0.450%)	09/20/2013	BCLY	0.403%	22,000	(52)	0	(52)
Burlington Northern Santa Fe Corp. 4.300% due 07/01/2013	(0.259%)	09/20/2012	CSFB	0.327%	4,000	10	0	10
Burlington Northern Santa Fe Corp. 4.300% due 07/01/2013	(0.270%)	09/20/2012	MLP	0.327%	4,800	10	0	10
Camden Property Trust 5.875% due 11/30/2012	(2.570%)	09/20/2013	GSC	3.601%	5,000	201	0	201
CBS Corp. 4.625% due 05/15/2018	(0.600%)	09/20/2012	CSFB	1.684%	8,400	324	0	324
CenturyTel, Inc. 7.875% due 08/15/2012	(0.355%)	06/20/2010	BEAR	0.885%	2,100	18	0	18
Clorox Co. 6.125% due 02/01/2011	(0.350%)	09/20/2012	CITI	0.666%	3,000	35	0	35
Clorox Co. 6.125% due 02/01/2011	(0.330%)	09/20/2012	UBS	0.666%	5,700	70	0	70
Clorox Co. 6.125% due 02/01/2011	(0.420%)	12/20/2012	UBS	0.696%	2,800	30	0	30
CNA Financial Corp. 5.850% due 12/15/2014	(0.470%)	12/20/2014	CITI	1.498%	2,000	108	0	108
CNA Financial Corp. 6.000% due 08/15/2011	(0.285%)	09/20/2011	BCLY	1.096%	2,000	45	0	45
Coca-Cola Enterprises, Inc. 6.125% due 08/15/2011	(0.140%)	06/20/2012	CITI	0.449%	4,300	46	0	46
Comcast Corp. 5.300% due 01/15/2014	(0.390%)	03/20/2014	BCLY	1.254%	2,000	82	115	(33)
ConAgra Foods, Inc. 7.000% due 10/01/2028	(0.299%)	06/20/2012	GSC	0.404%	3,000	11	0	11
Countrywide Financial Corp. 6.250% due 05/15/2016	(0.710%)	06/20/2016	BEAR	4.874%	4,000	907	0	907
CVS Caremark Corp. 5.750% due 08/15/2011	(0.250%)	09/20/2011	CSFB	0.409%	2,000	9	0	9
Daimler Finance N.A. LLC 5.750% due 09/08/2011	(0.535%)	09/20/2011	BCLY	0.996%	2,000	26	0	26
Darden Restaurants, Inc. 6.000% due 08/15/2035	(1.530%)	06/20/2013	DUB	2.110%	4,400	101	0	101
Darden Restaurants, Inc. 6.000% due 08/15/2035	(1.630%)	06/20/2013	GSC	2.110%	3,200	61	0	61
Darden Restaurants, Inc. 6.000% due 08/15/2035	(1.620%)	06/20/2013	UBS	2.110%	8,200	159	0	159
Darden Restaurants, Inc. 7.125% due 02/01/2016	(0.490%)	06/20/2012	MSC	1.916%	1,800	85	0	85
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	(0.210%)	06/20/2012	BEAR	0.679%	3,300	53	0	53
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	(0.230%)	06/20/2012	DUB	0.679%	700	11	0	11
Dominion Resources, Inc. 5.200% due 01/15/2016	(0.455%)	03/20/2016	BOA	0.647%	3,000	36	0	36
Dow Chemical Co. 6.000% due 10/01/2012	(0.259%)	09/20/2012	CSFB	0.774%	2,700	51	0	51
Dow Chemical Co. 7.375% due 11/01/2029	(0.890%)	09/20/2013	CITI	0.853%	24,500	(52)	0	(52)
DTE Energy Co. 7.050% due 06/01/2011	(0.650%)	09/20/2016	MSC	1.729%	2,000	135	0	135
Eastman Chemical Co. 7.600% due 02/01/2027	(0.650%)	09/20/2013	BCLY	0.573%	8,500	(33)	0	(33)
ERP Operating LP 3.850% due 08/15/2026	(0.255%)	09/20/2011	RBS	1.448%	3,800	125	0	125
ERP Operating LP 6.950% due 03/02/2011	(2.090%)	09/20/2013	GSC	2.345%	5,000	50	0	50
Exelon Corp. 6.750% due 05/01/2011	(0.290%)	06/20/2011	MLP	2.138%	3,200	148	0	148
Gannett Co., Inc. 6.375% due 04/01/2012	(0.680%)	09/20/2012	BOA	3.887%	9,100	972	0	972
GlobalSantaFe Corp. 5.000% due 02/15/2013	(0.500%)	06/20/2012	DUB	0.392%	1,500	(6)	0	(6)
GlobalSantaFe Corp. 5.000% due 02/15/2013	(0.530%)	06/20/2012	DUB	0.392%	4,200	(21)	0	(21)
H.J. Heinz Finance Co. 6.000% due 03/15/2012	(0.380%)	03/20/2012	RBS	0.442%	3,100	6	0	6
HSBC Finance Corp. 3-Month USD-LIBOR plus 0.430% due 06/01/2016	(0.220%)	06/20/2016	BEAR	3.637%	2,000	364	0	364
International Lease Finance Corp. 5.250% due 01/10/2013	(0.200%)	03/20/2013	GSC	8.828%	5,000	1,265	0	1,265
International Paper Co. 5.850% due 10/30/2012	(0.460%)	06/20/2012	BEAR	1.496%	1,000	34	0	34
International Paper Co. 5.850% due 10/30/2012	(0.490%)	06/20/2012	BEAR	1.496%	5,200	177	0	177
Johnson Controls, Inc. 5.250% due 01/15/2011	(0.240%)	03/20/2011	BEAR	1.177%	2,000	44	0	44
Johnson Controls, Inc. 5.500% due 01/15/2016	(0.500%)	03/20/2016	BEAR	1.535%	2,000	122	0	122
JPMorgan Chase & Co. 4.750% due 03/01/2015	(1.500%)	12/20/2018	DUB	1.400%	7,300	(56)	0	(56)
JSC Gazprom 8.625% due 04/28/2034	(2.170%)	08/20/2013	JPM	4.348%	3,000	248	0	248
Kaupthing Bank HF 5.750% due 10/04/2011	(0.530%)	12/20/2011	DUB	14.176%	3,200	917	0	917
Kaupthing Bank HF 6.125% due 10/04/2016	(0.600%)	12/20/2016	DUB	11.386%	2,000	761	0	761
Kohl’s Corp. 6.300% due 03/01/2011	(0.300%)	09/20/2012	BOA	1.118%	3,900	115	0	115
Kohl’s Corp. 6.300% due 03/01/2011	(0.330%)	09/20/2012	CITI	1.118%	3,000	85	0	85
Kohl’s Corp. 6.300% due 03/01/2011	(0.220%)	06/20/2012	GSC	1.101%	1,900	57	0	57
Kraft Foods, Inc. 5.625% due 11/01/2011	(0.150%)	12/20/2011	BEAR	0.644%	2,000	30	0	30
Kroger Co. 5.500% due 02/01/2013	(0.560%)	03/20/2013	MSC	0.585%	3,000	3	0	3

See Accompanying Notes	Semiannual Report	September 30, 2008	77

Schedule of Investments  Investment Grade Corporate Portfolio  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Landsbanki Islands HF 3-Month USD-LIBOR plus 0.700% due 08/25/2009	(0.330%)	09/20/2009	RBS	15.174%	$2,000	$254	$0	$254
Loews Corp. 5.250% due 03/15/2016	(0.280%)	03/20/2016	BEAR	0.608%	2,000	42	0	42
Lowe’s Cos., Inc. 8.250% due 06/01/2010	(0.520%)	12/20/2012	BOA	0.707%	11,500	82	0	82
Macy’s Retail Holdings, Inc. 6.625% due 04/01/2011	(0.530%)	06/20/2012	GSC	2.130%	1,900	100	0	100
Marsh & McLennan Cos., Inc. 5.150% due 09/15/2010	(0.590%)	09/20/2010	MSC	0.492%	10,000	(20)	0	(20)
Mattel, Inc. 6.125% due 06/15/2011	(0.330%)	06/20/2012	BCLY	0.639%	2,400	25	0	25
MeadWestvaco Corp. 6.850% due 04/01/2012	(1.700%)	06/20/2012	BCLY	1.537%	1,000	(6)	0	(6)
MeadWestvaco Corp. 6.850% due 04/01/2012	(0.570%)	06/20/2012	BEAR	1.537%	4,300	140	0	140
MeadWestvaco Corp. 6.850% due 04/01/2012	(0.528%)	06/20/2012	JPM	1.537%	1,200	41	0	41
MeadWestvaco Corp. 6.850% due 04/01/2012	(0.540%)	06/20/2012	MSC	1.537%	400	13	0	13
MeadWestvaco Corp. 6.850% due 04/01/2012	(0.570%)	06/20/2012	RBS	1.537%	4,100	133	0	133
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(1.880%)	03/20/2013	BNP	4.321%	25,000	2,126	0	2,126
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(1.910%)	03/20/2013	CSFB	4.321%	25,000	2,099	0	2,099
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(0.850%)	12/20/2012	JPM	4.388%	3,300	390	0	390
Merrill Lynch & Co., Inc. 6.875% due 04/25/2018	(2.300%)	06/20/2018	UBS	3.763%	1,300	114	0	114
Morgan Stanley 3-Month USD-LIBOR plus 0.450% due 10/18/2016	(0.320%)	12/20/2016	RBS	8.756%	4,000	1,334	0	1,334
Morgan Stanley 3-Month USD-LIBOR plus 0.480% due 10/15/2015	(0.275%)	12/20/2015	RBS	9.149%	2,000	652	0	652
Nabors Industries, Inc. 5.375% due 08/15/2012	(0.480%)	06/20/2012	CITI	1.036%	1,400	26	0	26
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	(0.319%)	12/20/2012	GSC	0.902%	6,300	141	0	141
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	(0.290%)	09/20/2012	RBS	0.874%	3,600	77	0	77
Newell Rubbermaid, Inc. 6.750% due 03/15/2012	(0.230%)	06/20/2012	RBS	0.843%	3,500	74	0	74
Noble Corp. 5.875% due 06/01/2013	(0.510%)	06/20/2012	DUB	0.809%	1,400	14	0	14
Noble Corp. 5.875% due 06/01/2013	(0.522%)	06/20/2012	MSC	0.809%	4,300	42	0	42
Nordstrom, Inc. 6.950% due 03/15/2028	(0.240%)	09/20/2012	CITI	1.322%	2,100	82	0	82
Nordstrom, Inc. 6.950% due 03/15/2028	(0.230%)	12/20/2012	UBS	1.377%	9,800	425	0	425
Norfolk Southern Corp. 7.700% due 05/15/2017	(0.240%)	12/20/2012	MLP	0.365%	7,000	34	0	34
Omnicom Group, Inc. 5.900% due 04/15/2016	(0.390%)	06/20/2016	MSC	0.716%	3,800	80	0	80
RadioShack Corp. 7.375% due 05/15/2011	(1.290%)	06/20/2011	BOA	1.511%	2,100	11	0	11
Raytheon Co. 7.200% due 08/15/2027	(0.090%)	06/20/2009	CITI	0.122%	2,000	0	0	0
SCANA Corp. 6.250% due 02/01/2012	(0.380%)	03/20/2012	BOA	0.635%	10,000	82	0	82
Sealed Air Corp. 6.950% due 05/15/2009	(0.200%)	06/20/2009	BCLY	0.971%	1,600	9	0	9
Sherwin-Williams Co. 7.375% due 02/01/2027	(0.230%)	09/20/2012	BOA	0.704%	5,800	100	0	100
Sherwin-Williams Co. 7.375% due 02/01/2027	(0.230%)	09/20/2012	MSC	0.704%	3,400	59	0	59
Sherwin-Williams Co. 7.375% due 02/01/2027	(0.260%)	12/20/2012	MSC	0.724%	5,200	93	0	93
Sherwin-Williams Co. 7.375% due 02/01/2027	(0.280%)	12/20/2012	MSC	0.724%	3,400	58	0	58
Southwest Airlines Co. 6.500% due 03/01/2012	(0.480%)	09/20/2012	RBS	1.406%	6,300	210	0	210
Staples, Inc. 7.375% due 10/01/2012	(0.280%)	06/20/2012	CSFB	1.223%	2,500	80	0	80
Temple-Inland, Inc. 6.750% due 03/01/2009	(0.280%)	03/20/2009	JPM	2.047%	2,600	21	0	21
TJX Cos., Inc. 7.450% due 12/15/2009	(0.250%)	12/20/2012	RBS	0.517%	12,900	133	0	133
TJX Cos., Inc. 7.450% due 12/15/2009	(0.270%)	12/20/2012	RBS	0.517%	5,600	54	0	54
Union Pacific Corp. 6.125% due 01/15/2012	(0.215%)	06/20/2011	BNP	0.356%	1,900	7	0	7
Union Pacific Corp. 6.625% due 02/01/2029	(0.650%)	09/20/2013	BCLY	0.533%	14,000	(79)	0	(79)
VF Corp. 8.500% due 10/01/2010	(0.220%)	06/20/2012	GSC	0.662%	1,800	27	0	27
VF Corp. 8.500% due 10/01/2010	(0.450%)	12/20/2012	GSC	0.737%	5,200	57	0	57
VF Corp. 8.500% due 10/01/2010	(0.470%)	12/20/2012	MSC	0.737%	4,500	46	0	46
Viacom, Inc. 5.750% due 04/30/2011	(0.470%)	06/20/2011	UBS	1.250%	3,000	60	97	(37)
Walt Disney Co. 6.375% due 03/01/2012	(0.180%)	06/20/2011	MSC	0.381%	1,300	7	0	7
Weyerhaeuser Co. 6.750% due 03/15/2012	(0.480%)	06/20/2012	BEAR	1.680%	500	20	0	20
Weyerhaeuser Co. 6.750% due 03/15/2012	(0.520%)	06/20/2012	BEAR	1.680%	5,300	207	0	207
Weyerhaeuser Co. 6.750% due 03/15/2012	(1.018%)	03/20/2017	GSC	1.875%	1,700	94	0	94
Weyerhaeuser Co. 6.750% due 03/15/2012	(0.530%)	06/20/2012	JPM	1.680%	3,000	116	0	116
Whirlpool Corp. 7.750% due 07/15/2016	(0.320%)	09/20/2012	BOA	0.989%	2,600	63	0	63
Whirlpool Corp. 7.750% due 07/15/2016	(0.630%)	06/20/2012	GSC	0.957%	900	10	0	10
Whirlpool Corp. 7.750% due 07/15/2016	(0.500%)	06/20/2012	MSC	0.957%	2,900	45	0	45
Whirlpool Corp. 7.750% due 07/15/2016	(0.780%)	03/20/2017	MSC	1.150%	1,700	42	0	42
Whirlpool Corp. 7.750% due 07/15/2016	(0.380%)	12/20/2012	RBS	1.034%	15,300	382	0	382
Wyeth 5.500% due 03/15/2013	(0.150%)	03/20/2013	MSC	0.306%	2,500	16	0	16

						$19,756	$212	$19,544

78	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc. 7.000% due 11/04/2013	1.090%	09/20/2010	MSC	0.656%	$10,000	$87	$0	$87
American Electric Power Co., Inc. 5.375% due 03/15/2010	0.410%	09/20/2011	MSC	0.446%	2,000	(2)	0	(2)
American Express Co. 4.875% due 07/15/2013	2.050%	03/20/2013	RBS	3.868%	4,800	(312)	0	(312)
American International Group, Inc. 4.250% due 05/15/2013	0.350%	06/20/2010	JPM	16.772%	2,000	(459)	0	(459)
American International Group, Inc. 6.250% due 05/01/2036	1.150%	06/20/2013	BCLY	14.711%	7,100	(2,579)	0	(2,579)
American International Group, Inc. 6.250% due 05/01/2036	1.920%	03/20/2013	DUB	14.972%	20,000	(6,770)	0	(6,770)
American International Group, Inc. 6.250% due 05/01/2036	1.430%	06/20/2013	DUB	14.711%	25,000	(8,890)	0	(8,890)
American International Group, Inc. 6.250% due 05/01/2036	1.200%	06/20/2013	RBS	14.711%	1,700	(615)	0	(615)
Apache Corp. 6.250% due 04/15/2012	0.200%	03/20/2010	JPM	0.650%	6,300	(41)	0	(41)
AT&T, Inc. 5.875% due 08/15/2012	0.980%	06/20/2013	BCLY	0.874%	4,600	22	0	22
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	2.270%	03/20/2013	BOA	1.380%	5,000	180	0	180
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.480%	09/20/2012	CITI	1.357%	4,900	(153)	0	(153)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	1.100%	09/20/2012	CSFB	1.357%	10,000	(89)	0	(89)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.670%	09/20/2012	JPM	1.357%	700	(17)	0	(17)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.800%	09/20/2009	GSC	1.100%	12,500	(33)	0	(33)
Burlington Resources Finance Co. 6.400% due 08/15/2011	0.280%	03/20/2010	MLP	0.356%	5,000	(5)	0	(5)
Canadian Natural Resources Ltd. 5.450% due 10/01/2012	1.130%	06/20/2013	BCLY	1.525%	4,700	(76)	0	(76)
Canadian Natural Resources Ltd. 5.450% due 10/01/2012	0.320%	03/20/2010	MLP	1.093%	5,000	(55)	0	(55)
Canadian Natural Resources Ltd. 5.450% due 10/01/2012	0.420%	09/20/2010	UBS	1.157%	5,000	(69)	0	(69)
Citigroup, Inc. 6.500% due 01/18/2011	0.290%	09/20/2012	BCLY	2.780%	20,000	(1,683)	0	(1,683)
Citigroup, Inc. 6.500% due 01/18/2011	0.290%	09/20/2012	BEAR	2.780%	20,000	(1,683)	0	(1,683)
Citigroup, Inc. 6.500% due 01/18/2011	1.500%	06/20/2013	MSC	2.831%	1,500	(77)	0	(77)
Comcast Corp. 5.300% due 01/15/2014	1.600%	06/20/2013	BCLY	1.230%	4,600	74	0	74
ConocoPhillips 4.750% due 10/15/2012	0.210%	03/20/2010	GSC	0.356%	5,000	(10)	0	(10)
Dominion Resources, Inc. 5.200% due 01/15/2016	0.670%	06/20/2015	CITI	0.624%	3,900	11	0	11
EnCana Corp. 4.750% due 10/15/2013	1.030%	06/20/2013	BCLY	1.466%	4,700	(84)	0	(84)
EnCana Corp. 4.750% due 10/15/2013	0.530%	09/20/2009	BEAR	0.914%	7,000	(25)	0	(25)
EnCana Corp. 4.750% due 10/15/2013	0.320%	03/20/2010	CSFB	1.014%	2,000	(20)	0	(20)
EnCana Corp. 4.750% due 10/15/2013	0.330%	09/20/2010	JPM	1.075%	5,000	(70)	0	(70)
Enterprise Products Operating LP 6.375% due 02/01/2013	1.300%	06/20/2013	MSC	1.626%	4,700	(62)	0	(62)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.760%	09/20/2010	UBS	28.315%	1,600	(501)	0	(501)
General Electric Capital Corp. 6.000% due 06/15/2012	0.630%	12/20/2012	BCLY	6.175%	4,200	(712)	0	(712)
General Electric Capital Corp. 6.000% due 06/15/2012	1.450%	03/20/2013	BCLY	6.113%	4,500	(667)	0	(667)
General Electric Capital Corp. 6.000% due 06/15/2012	1.280%	06/20/2013	BCLY	6.056%	25,000	(3,943)	0	(3,943)
General Electric Capital Corp. 6.000% due 06/15/2012	1.500%	03/20/2013	BNP	6.113%	25,000	(3,665)	0	(3,665)
General Electric Capital Corp. 6.000% due 06/15/2012	1.310%	03/20/2013	CITI	6.113%	12,000	(1,832)	0	(1,832)
General Electric Capital Corp. 6.000% due 06/15/2012	1.070%	12/20/2012	DUB	6.175%	5,430	(847)	0	(847)
General Electric Capital Corp. 6.000% due 06/15/2012	0.160%	06/20/2011	MSC	6.520%	10,000	(1,397)	0	(1,397)
General Electric Capital Corp. 6.000% due 06/15/2012	0.160%	06/20/2011	WAC	6.520%	10,000	(1,397)	0	(1,397)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	1.600%	03/20/2013	RBS	4.495%	4,600	(461)	0	(461)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.900%	09/20/2012	UBS	4.610%	10,000	(1,173)	0	(1,173)
Halliburton Co. 5.500% due 10/15/2010	0.290%	03/20/2010	JPM	0.365%	7,000	(7)	0	(7)
International Game Technology 0.000% convertible until 01/29/2033	0.350%	03/20/2010	CSFB	0.775%	1,800	(11)	0	(11)
JPMorgan Chase & Co. 4.750% due 03/01/2015	1.050%	03/20/2013	RBS	1.370%	4,500	(56)	0	(56)
JSC Gazprom 8.625% due 04/28/2034	1.000%	11/20/2008	CSFB	3.459%	7,900	2	0	2
JSC Gazprom 8.625% due 04/28/2034	0.890%	10/20/2008	MSC	3.451%	20,000	10	0	10
Kinder Morgan Energy Partners LP 6.750% due 03/15/2011	1.200%	06/20/2013	BCLY	1.580%	4,700	(72)	0	(72)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.265%	03/20/2011	BNP	Defaulted	2,800	(2,366)	0	(2,366)

See Accompanying Notes	Semiannual Report	September 30, 2008	79

Schedule of Investments  Investment Grade Corporate Portfolio  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	1.930%	03/20/2013	BNP	Defaulted	$25,000	$(21,113)	$0	$(21,113)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	1.960%	03/20/2013	CSFB	Defaulted	25,000	(21,113)	0	(21,113)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	2.300%	06/20/2013	MSC	Defaulted	1,800	(1,520)	0	(1,520)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.755%	09/20/2012	UBS	Defaulted	20,000	(16,896)	0	(16,896)
MetLife, Inc. 5.000% due 06/15/2015	2.073%	03/20/2013	DUB	4.056%	7,000	(491)	0	(491)
Morgan Stanley 6.600% due 04/01/2012	0.900%	09/20/2012	GSC	10.551%	4,400	(1,042)	0	(1,042)
Morgan Stanley 6.600% due 04/01/2012	2.000%	03/20/2013	RBS	10.233%	4,700	(1,038)	0	(1,038)
Occidental Petroleum Corp. 6.750% due 01/15/2012	0.250%	03/20/2010	JPM	0.470%	7,000	(22)	0	(22)
Ohio Edison Co. 5.450% due 05/01/2015	0.470%	03/20/2010	WAC	0.540%	10,000	(9)	0	(9)
SLM Corp. 5.125% due 08/27/2012	2.870%	12/20/2012	BNP	17.470%	5,000	(1,615)	0	(1,615)
SLM Corp. 5.125% due 08/27/2012	2.950%	03/20/2013	BOA	17.182%	4,300	(1,394)	0	(1,394)
SLM Corp. 5.125% due 08/27/2012	2.900%	12/20/2012	DUB	17.470%	2,000	(645)	0	(645)
Sprint Capital Corp. 8.375% due 03/15/2012	0.316%	06/20/2011	BOA	3.757%	24,000	(2,000)	0	(2,000)
Sprint Nextel Corp. 6.000% due 12/01/2016	7.150%	06/20/2009	BCLY	3.229%	9,000	268	0	268
Time Warner Entertainment Co. LP 8.375% due 03/15/2023	1.830%	06/20/2013	MSC	1.393%	1,700	32	0	32
Time Warner, Inc. 6.875% due 05/01/2012	0.570%	09/20/2010	HSBC	1.114%	5,000	(51)	0	(51)
Time Warner, Inc. 6.875% due 05/01/2012	0.290%	06/20/2009	UBS	0.769%	11,000	(37)	0	(37)
Transocean, Inc. 7.375% due 04/15/2018	0.910%	06/20/2013	MSC	0.979%	4,700	(13)	0	(13)
Verizon Communications, Inc. 4.900% due 09/15/2015	0.930%	06/20/2013	MSC	0.766%	1,700	12	0	12
Viacom, Inc. 6.250% due 04/30/2016	0.510%	06/20/2011	MSC	1.250%	8,000	(151)	0	(151)
Wells Fargo & Co. 3-Month USD-LIBOR plus 0.200% due 10/28/2015	0.950%	03/20/2013	RBS	1.443%	4,500	(87)	0	(87)
Wells Fargo & Co. 5.000% due 11/15/2014	0.210%	09/20/2012	BEAR	2.026%	20,000	(1,297)	0	(1,297)
XTO Energy, Inc. 4.900% due 02/01/2014	0.870%	06/20/2013	MSC	1.471%	4,700	(117)	0	(117)
XTO Energy, Inc. 6.250% due 04/15/2013	0.380%	03/20/2010	MLP	1.038%	5,000	(47)	0	(47)

						$(112,986)	$0	$(112,986)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	BOA	$9,000	$650	$(58)	$708
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	GSC	3,000	217	(21)	238
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	MSC	22,100	1,595	(72)	1,667
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	24,900	1,913	(2,445)	4,358
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	300,000	1,657	(2,351)	4,008
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	177,700	982	(3,199)	4,181

					$7,014	$(8,146)	$15,160

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HVol-8 Index	0.750%	06/20/2012	BOA	$10,000	$(926)	$(438)	$(488)
CDX.HY-8 Index 35-100%	1.070%	06/20/2012	MLP	49,683	(801)	0	(801)
CDX.HY-8 Index 35-100%	1.100%	06/20/2012	MLP	49,683	(754)	0	(754)
CDX.IG-3 Index	0.500%	03/20/2010	CITI	7,341	(183)	(13)	(170)
CDX.IG-9 5 Year Index 15-30%	1.160%	12/20/2012	DUB	10,000	117	0	117
CDX.IG-9 5 Year Index 15-30%	1.120%	12/20/2012	GSC	15,000	152	0	152
CDX.IG-9 5 Year Index 15-30%	1.120%	12/20/2012	JPM	5,000	51	0	51
CDX.IG-9 5 Year Index 15-30%	1.130%	12/20/2012	MSC	20,000	220	0	220
CDX.IG-9 5 Year Index 30-100%	0.670%	12/20/2012	DUB	30,000	306	0	306
CDX.IG-9 5 Year Index 30-100%	0.680%	12/20/2012	DUB	30,000	329	0	329
CDX.IG-9 5 Year Index 30-100%	0.701%	12/20/2012	DUB	88,200	1,023	0	1,023
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	21,300	252	0	252
CDX.IG-9 5 Year Index 30-100%	0.710%	12/20/2012	DUB	8,700	104	0	104
CDX.IG-9 5 Year Index 30-100%	0.770%	12/20/2012	DUB	30,000	425	0	425
CDX.IG-9 5 Year Index 30-100%	0.680%	12/20/2012	GSC	86,000	922	0	922
CDX.IG-9 5 Year Index 30-100%	0.695%	12/20/2012	GSC	19,500	221	0	221
CDX.IG-9 5 Year Index 30-100%	0.705%	12/20/2012	GSC	43,300	509	0	509
CDX.IG-9 5 Year Index 30-100%	0.740%	12/20/2012	GSC	25,000	332	0	332
CDX.IG-9 5 Year Index 30-100%	0.750%	12/20/2012	GSC	5,000	67	0	67
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	MSC	100,000	1,155	0	1,155
CDX.IG-10 10 Year Index	1.500%	06/20/2018	GSC	23,000	(40)	407	(447)

					$3,481	$(44)	$3,525

80	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY	$63,200	$681	$551	$130
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB	3,700	40	80	(40)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP	1,900	21	43	(22)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	GSC	3,100	(18)	(35)	17
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC	305,200	(1,799)	(5,648)	3,849
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS	382,900	(2,258)	(5,120)	2,862
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB	14,100	(565)	(578)	13
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA	41,500	(1,511)	430	(1,941)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	DUB	10,900	(396)	143	(539)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP	104,800	(3,815)	213	(4,028)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MSC	7,400	(271)	89	(360)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS	24,900	(906)	201	(1,107)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA	31,100	(1,386)	(696)	(690)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI	47,900	(2,135)	1,882	(4,017)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC	1,700	(76)	35	(111)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS	10,300	(459)	377	(836)

						$(14,853)	$(8,033)	$(6,820)

(g)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$4,200	$48	$34
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	219,150	2,181	5,325
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	138,700	1,300	3,370
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	119,100	1,196	2,894
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	13,100	115	52
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	9,000	97	46
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009	176,600	1,830	1,371
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	406,350	4,156	9,875
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	283,400	2,990	5,865

							$13,913	$28,832

(h)	Written options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$1,400	$45	$44
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	73,000	1,961	4,374
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	44,300	1,176	2,654
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	38,900	1,054	2,331
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	4,400	110	79
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	3,000	90	60
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009	76,800	1,842	1,807
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	135,200	3,704	8,101
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	94,800	2,753	5,011

							$12,735	$24,461

See Accompanying Notes	Semiannual Report	September 30, 2008	81

Schedule of Investments  Investment Grade Corporate Portfolio  (Cont.)

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	12/22/2008	$24,000	$223	$164
Put - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Sell	1.500%	12/22/2008	24,000	384	443

							$607	$607

Transactions in written call and put options for the period ended September 30, 2008:
	Notional Amount	Premium
Balance at 03/31/2008	$574,900	$14,212
Sales	291,600	2,598
Closing Buys	(154,700)	(1,998)
Expirations	(192,000)	(1,470)
Exercised	0	0

Balance at 09/30/2008	$519,800	$13,342

(i)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.500%	10/01/2038	$114,900	$113,073	$114,451
Freddie Mac	5.500%	10/01/2038	47,000	46,624	46,699
U.S. Treasury Bonds	5.000%	05/15/2037	4,850	5,472	5,478
U.S. Treasury Notes	3.250%	12/31/2009	37,400	37,902	38,454
U.S. Treasury Notes	4.750%	08/15/2017	54,900	59,815	59,233

				$262,886	$264,315

(6)	Market value includes $836 of interest payable on short sales.

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$3,830	$4,061,756	$4	$4,065,590
Short Sales, at value	0	(211,094)	0	(211,094)
Other Financial Instruments ++	(2,808)	(375,769)	5,554	(373,023)

Total	$1,022	$3,474,893	$5,558	$3,481,473

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$1,131	$(1,768)	$(8)	$3	$646	$0	$4
Other Financial Instruments ++	2,884	0	0	0	1,206	1,464	5,554

Total	$4,015	$(1,768)	$(8)	$3	$1,852	$1,464	$5,558

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

82	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments Mortgage Portfolio	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 0.3%

CVS Pass-Through Trust
6.036% due 12/10/2028	$1,924	$1,731

Morgan Stanley
4.904% due 05/14/2010	50,000	36,518

Suffield Clo Ltd.
4.121% due 09/26/2014	3,500	3,448

Total Corporate Bonds & Notes (Cost $55,386)		41,697

MUNICIPAL BONDS & NOTES 0.0%

Ennis, Texas Economic Development Corp. Revenue Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	1,493

Total Municipal Bonds & Notes (Cost $1,070)		1,493

U.S. GOVERNMENT AGENCIES 172.4%

Fannie Mae
0.000% due 08/25/2022 (b)	15	13
3.148% due 04/18/2028	84	83
3.198% due 10/18/2030	109	108
3.267% due 07/25/2037	734	674
3.281% due 09/18/2027	310	309
3.317% due 09/26/2033	34	32
3.347% due 04/25/2035	3,582	3,014
3.357% due 10/25/2035	12,867	12,367
3.407% due 10/27/2037	73,400	67,609
3.427% due 07/25/2032	497	444
3.457% due 06/25/2044	89	89
3.467% due 06/25/2032	9	8
3.487% due 10/25/2033	3	2
3.507% due 12/25/2028	64	63
3.567% due 02/25/2033	98	88
3.607% due 06/25/2029 - 06/25/2032	1,770	1,730
3.707% due 06/25/2030 - 07/25/2034	6,872	6,723
3.857% due 09/25/2023	135	135
3.875% due 06/01/2017	6	6
3.925% due 06/25/2018	6	6
4.000% due 02/25/2009	7	7
4.025% due 06/25/2022	1	1
4.070% due 07/01/2017 - 11/01/2017	12	12
4.074% due 09/01/2017	220	219
4.079% due 10/01/2016 - 10/01/2031	266	266
4.107% due 04/25/2032	120	120
4.124% due 02/01/2017	254	255
4.125% due 04/01/2033	306	309
4.160% due 03/01/2017 - 02/01/2018	23	23
4.168% due 10/01/2023 - 07/01/2026	99	98
4.178% due 07/01/2027	46	46
4.183% due 08/01/2026	38	38
4.197% due 01/01/2026 - 09/01/2027	35	35
4.223% due 02/01/2021	79	79
4.233% due 12/01/2017	183	185
4.275% due 04/25/2021	3	3
4.278% due 08/01/2042 - 10/01/2044	9,346	9,323
4.290% due 08/01/2029	90	90
4.310% due 03/01/2035	1,100	1,103
4.323% due 05/01/2036	4,356	4,362
4.373% due 11/01/2028	650	648
4.375% due 08/01/2023	20	20
4.436% due 06/01/2029	23	23
4.453% due 05/01/2036	41	41

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.475% due 05/25/2023	$89	$90
4.478% due 09/01/2040 - 12/01/2040	453	450
4.480% due 05/01/2036	89	89
4.500% due 07/01/2017 - 01/01/2038	814,616	794,802
4.500% due 10/01/2020 - 08/01/2023 (g)	145,884	142,735
4.508% due 05/01/2036	30	30
4.563% due 01/01/2028	20	20
4.567% due 02/01/2035	2,923	2,972
4.616% due 07/01/2035	1,269	1,277
4.763% due 01/01/2029	52	52
4.842% due 02/01/2034	931	938
4.875% due 05/01/2019	13	13
4.936% due 10/01/2035	760	763
4.948% due 09/01/2035	8,034	8,128
4.953% due 04/01/2019	74	73
4.991% due 07/01/2024	14	14
4.996% due 01/01/2024	10	10
5.000% due 06/01/2013 - 10/01/2038	3,531,149	3,472,789
5.000% due 07/01/2023 - 05/01/2038 (g)	1,841,943	1,798,279
5.001% due 09/01/2034	1,438	1,450
5.015% due 05/01/2029	19	19
5.024% due 12/01/2030	308	309
5.027% due 07/01/2032	78	80
5.044% due 05/01/2019	243	244
5.045% due 06/01/2019	7	7
5.048% due 11/01/2035	2,873	2,955
5.073% due 02/01/2032	2,266	2,270
5.125% due 06/01/2017 - 06/01/2026	62	63
5.200% due 03/01/2018	11	11
5.254% due 04/01/2030	94	95
5.259% due 04/01/2030	20	20
5.277% due 09/01/2030	25	26
5.329% due 09/01/2034	207	207
5.352% due 03/01/2024	41	42
5.459% due 02/01/2015	56	55
5.471% due 05/01/2026	37	37
5.500% due 01/01/2009 - 11/01/2038	3,418,251	3,424,554
5.500% due 12/01/2032 - 02/01/2038 (g)	747,129	746,719
5.514% due 09/01/2020	23	23
5.572% due 04/01/2032	17	17
5.587% due 05/01/2027	187	190
5.599% due 02/01/2030	648	658
5.616% due 11/01/2025	195	198
5.620% due 02/01/2027	98	100
5.643% due 06/01/2023	55	55
5.730% due 10/01/2016	74	77
5.762% due 11/01/2025	113	116
5.800% due 11/01/2011	1,820	1,854
5.818% due 11/01/2024	3	3
5.820% due 09/01/2031	53	54
5.890% due 08/01/2018	300	301
5.934% due 10/01/2028	95	96
5.948% due 02/01/2031	305	310
5.950% due 02/25/2044	60	61
5.970% due 02/01/2024	128	129
6.000% due 06/01/2009 - 10/01/2038	4,094,746	4,146,405
6.000% due 10/01/2036 - 08/01/2038 (g)	69,858	70,842
6.027% due 11/01/2017	11	11
6.039% due 03/01/2025	28	28
6.112% due 04/01/2022	71	71
6.145% due 06/01/2029	29	30
6.154% due 02/01/2026	62	62
6.173% due 02/01/2026	13	13
6.220% due 02/01/2035	497	505
6.230% due 04/01/2030	9	9
6.244% due 10/01/2036	5,803	6,002

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.250% due 12/25/2013	$992	$1,017
6.259% due 08/01/2029	12	13
6.262% due 02/01/2009	1,360	1,355
6.278% due 12/01/2031	24	25
6.290% due 02/25/2029	1,500	1,568
6.300% due 06/25/2031 - 10/17/2038	4,931	5,031
6.305% due 04/01/2020	110	112
6.350% due 06/25/2020	2,041	2,067
6.390% due 05/25/2036	1,035	1,056
6.410% due 08/01/2016	944	974
6.450% due 09/01/2016 - 12/01/2026	3,463	3,580
6.455% due 09/01/2023	75	76
6.500% due 02/25/2009 - 10/01/2038	1,446,616	1,483,742
6.500% due 01/01/2037 - 01/01/2038 (g)	375,896	385,907
6.518% due 11/01/2031	42	42
6.589% due 10/25/2031	47	47
6.610% due 12/01/2029	4	5
6.703% due 08/01/2028	1,385	1,463
6.750% due 12/01/2023	79	80
6.781% due 09/01/2028	4	4
6.825% due 08/01/2009 - 11/01/2026	4,441	4,470
6.850% due 12/18/2027	1,732	1,794
6.875% due 02/01/2018	137	136
6.907% due 11/01/2031	62	63
6.949% due 07/01/2024	4	4
6.978% due 01/01/2030	156	161
6.982% due 01/01/2030	358	384
7.000% due 01/01/2010 - 06/01/2037	4,161	4,354
7.163% due 03/01/2030	356	359
7.250% due 02/01/2009 - 01/01/2010	1,079	1,094
7.491% due 08/01/2014	7	7
7.500% due 05/01/2009 - 07/25/2041	5,094	5,445
7.730% due 01/01/2025	971	1,060
7.800% due 10/25/2022 - 06/25/2026	250	267
8.000% due 06/01/2015 - 08/01/2030	72	77
8.025% due 05/01/2030	35	36
8.200% due 04/25/2025	494	508
8.500% due 08/01/2011 - 11/01/2017	191	207
8.750% due 11/25/2019 - 06/25/2021	220	240
8.796% due 06/25/2032	311	327
9.000% due 05/01/2009 - 11/01/2025	191	207
9.000% due 05/25/2022 - 06/25/2022 (a)	62	14
9.250% due 10/01/2009	8	8
9.500% due 11/25/2020 - 04/01/2025	466	517
15.500% due 10/01/2012	1	1
510.000% due 09/25/2019 (a)	0	4
839.670% due 08/25/2020 (a)	0	2

Farmer Mac
6.780% due 01/25/2013	2,012	1,996
8.400% due 04/25/2030	1,157	1,170

Federal Home Loan Bank
7.400% due 02/01/2021	287	287

Federal Housing Administration
6.875% due 12/01/2016	264	264
6.896% due 07/01/2020	356	352
7.430% due 07/01/2018 - 07/01/2024	5,911	5,952

Freddie Mac
0.000% due 01/15/2009 (b)	5	5
2.688% due 03/15/2031	487	480

See Accompanying Notes	Semiannual Report	September 30, 2008	83

Schedule of Investments  Mortgage Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.838% due 12/15/2029 - 12/15/2030	$1,829	$1,803
2.938% due 11/15/2030 - 12/15/2031	173	172
2.950% due 03/15/2024 - 09/15/2026	627	617
2.988% due 02/15/2028 - 03/15/2032	213	211
3.000% due 05/15/2023	2	2
3.038% due 03/15/2032	8	8
3.438% due 04/15/2031	8,387	8,388
3.447% due 07/25/2031	92	86
3.457% due 05/25/2031	360	284
3.487% due 09/25/2031	115	108
3.500% due 12/15/2022 - 07/15/2032	199	191
3.688% due 07/15/2027	2,495	2,500
4.079% due 05/01/2017 - 09/01/2018	279	280
4.341% due 07/01/2030	356	357
4.418% due 08/01/2018	85	86
4.478% due 07/25/2044	26,719	24,353
4.500% due 04/15/2013 - 06/01/2023	12,500	12,190
4.662% due 08/15/2032	1,485	1,475
4.750% due 02/01/2017	4	4
4.758% due 07/01/2019	125	125
5.000% due 06/15/2016 - 07/01/2038	776,669	758,581
5.000% due 12/01/2020 (g)	89,578	89,170
5.125% due 04/01/2018	22	22
5.185% due 06/01/2022	7	7
5.200% due 09/01/2027	35	35
5.225% due 05/01/2032	19	19
5.231% due 08/01/2031	16	16
5.240% due 08/01/2029	79	80
5.250% due 01/01/2017 - 08/01/2031	11	11
5.325% due 05/01/2019	15	15
5.329% due 07/01/2027	82	85
5.346% due 07/01/2029	57	59
5.376% due 07/01/2030	3	3
5.396% due 08/01/2030	15	15
5.416% due 06/01/2022	55	56
5.444% due 02/01/2031	26	27
5.500% due 06/01/2031 - 10/01/2038	1,081,830	1,077,042
5.500% due 06/01/2036 - 08/01/2038 (g)	2,098,368	2,089,377
5.549% due 07/01/2028	526	537
5.570% due 03/01/2027	32	32
5.579% due 02/01/2027	81	82
5.667% due 05/01/2032	137	139
5.671% due 03/01/2032	128	130
5.687% due 10/01/2023	1,099	1,108
5.689% due 11/01/2029	1,984	2,064
5.690% due 04/01/2031	9	9
5.714% due 02/01/2029	396	404
5.802% due 05/01/2032	977	999
5.822% due 11/01/2027	167	171
5.860% due 06/01/2024	39	39
5.890% due 10/01/2027	29	29
5.905% due 08/01/2027	19	20
5.928% due 12/01/2029	263	268
5.933% due 10/01/2024	152	155
5.998% due 03/01/2033	110	111
5.999% due 11/01/2027	158	161
6.000% due 03/01/2017 - 10/01/2038	595,775	603,773
6.000% due 09/01/2037 - 02/01/2038 (g)	375,496	380,529
6.018% due 09/01/2024	32	33
6.250% due 12/15/2028	1,693	1,750
6.276% due 09/01/2028	49	49
6.277% due 05/01/2032	628	640
6.301% due 12/01/2032	147	149
6.304% due 03/01/2029	152	157

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.313% due 09/01/2026	$399	$405
6.338% due 11/01/2027	14	14
6.345% due 01/01/2028	106	108
6.454% due 10/01/2024	114	117
6.500% due 10/15/2013 (a)	32	1
6.500% due 08/01/2016 - 10/01/2038	136,433	140,048
6.609% due 10/01/2018	4	4
6.738% due 12/01/2026	27	28
6.760% due 02/01/2027	505	514
6.825% due 09/01/2027	24	24
6.831% due 11/01/2031	4	4
6.918% due 10/01/2024	170	173
6.960% due 04/01/2025	39	39
7.000% due 11/15/2020 - 12/01/2032	1,695	1,761
7.000% due 10/25/2023 (a)	65	13
7.125% due 09/01/2018	14	15
7.129% due 10/01/2023	84	85
7.500% due 11/01/2010 - 06/01/2031	756	798
7.500% due 08/15/2029 (a)	29	6
7.645% due 05/01/2025	1,278	1,336
8.000% due 03/01/2009 - 09/01/2030	98	105
8.500% due 02/01/2010 - 08/01/2027	351	374
9.000% due 12/15/2020 - 02/15/2021	417	420
9.050% due 06/15/2019	67	67
9.500% due 12/15/2020 - 06/01/2021	341	344
9.500% due 11/01/2021 (a)	34	8

Ginnie Mae
2.688% due 02/16/2032	27	27
2.788% due 12/16/2026 - 01/16/2031	144	142
2.888% due 06/16/2031 - 03/16/2032	1,165	1,158
2.938% due 10/16/2030	55	55
2.988% due 02/16/2030 - 04/16/2032	909	912
3.038% due 12/16/2025	642	638
3.088% due 02/16/2030	103	103
3.138% due 02/16/2030	96	96
3.250% due 07/16/2026	552	552
3.538% due 06/20/2032	412	409
4.000% due 07/16/2026	552	553
4.138% due 03/20/2031	4,457	4,443
4.188% due 02/20/2031	2,659	2,720
4.500% due 01/15/2038	594	567
4.750% due 02/20/2032	139	140
4.875% due 11/20/2031	2,066	2,085
5.000% due 10/20/2028 - 10/01/2038	240,567	236,310
5.125% due 10/20/2018 - 01/20/2030	7,044	7,132
5.250% due 01/20/2028 - 03/20/2030	849	857
5.375% due 04/20/2017 - 04/20/2033	34,611	35,034
5.500% due 03/20/2016 - 11/01/2038	938,808	938,142
5.625% due 08/20/2017 - 07/20/2035	44,063	44,560
5.875% due 04/20/2019	28	29
6.000% due 12/15/2008 - 11/01/2038	1,199,434	1,216,047
6.000% due 01/20/2034 - 08/15/2037 (g)	59,964	60,819
6.250% due 03/16/2029	3,539	3,655
6.500% due 05/15/2009 - 10/01/2038	150,074	153,634
6.919% due 03/16/2041	5,296	5,685
7.000% due 09/15/2012 - 02/16/2029	1,467	1,543

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.270% due 12/15/2040	$1,725	$1,753
7.500% due 02/15/2017 - 11/15/2031	2,143	2,274
7.750% due 10/15/2025	20	22
8.000% due 08/15/2011 - 09/20/2031	6,236	6,817
8.500% due 06/15/2027 - 03/20/2031	1,453	1,597
9.000% due 04/15/2020 - 08/20/2030	98	107
9.500% due 10/15/2009 - 12/15/2021	66	74

Small Business Administration
5.370% due 04/01/2028	13,581	13,458
5.490% due 05/01/2028	16,800	16,773
5.870% due 07/01/2028	9,300	9,453
6.344% due 08/01/2011	171	174
6.640% due 02/01/2011	164	168
7.190% due 12/01/2019	325	338
7.220% due 11/01/2020	882	922
7.449% due 08/10/2010	285	289
8.017% due 02/10/2010	50	51

Vendee Mortgage Trust
6.500% due 03/15/2029	2,206	2,302
6.815% due 01/15/2030	700	719

Total U.S. Government Agencies (Cost $24,556,167)		24,645,679

U.S. TREASURY OBLIGATIONS 3.5%

U.S. Treasury Notes
3.875% due 05/15/2018	144,500	145,302
4.000% due 08/15/2018	124,500	126,212
4.750% due 08/15/2017	213,534	228,965

Total U.S. Treasury Obligations (Cost $505,241)		500,479

MORTGAGE-BACKED SECURITIES 16.5%

Adjustable Rate Mortgage Trust
5.033% due 03/25/2035	30,696	27,174
5.139% due 09/25/2035	3,573	2,841
5.415% due 01/25/2036	3,175	2,691

American Home Mortgage Assets
3.397% due 05/25/2046	28,589	18,446
3.397% due 09/25/2046	11,872	7,281
3.417% due 10/25/2046	24,752	9,653
3.437% due 09/25/2046	7,296	2,854
3.497% due 08/25/2037	12,942	5,373
3.555% due 02/25/2047	12,662	6,369
3.775% due 11/25/2046	12,316	6,200

American Home Mortgage Investment Trust
3.447% due 05/25/2047	4,040	1,441
4.290% due 10/25/2034	9,044	7,245
4.440% due 02/25/2045	4,381	2,946
5.660% due 09/25/2045	7,067	4,817

Banc of America Commercial Mortgage, Inc.
5.414% due 09/10/2047	10,000	8,811

Banc of America Funding Corp.
3.478% due 05/20/2035	2,150	1,261
4.135% due 05/25/2035	1,551	1,323
5.357% due 11/20/2035	3,813	3,570
5.753% due 10/25/2036	4,600	2,798
5.756% due 03/20/2036	7,396	5,949
5.837% due 01/25/2037	3,700	1,873
5.888% due 04/25/2037	8,624	4,969

Banc of America Mortgage Securities, Inc.
3.657% due 01/25/2034	688	659
4.250% due 04/25/2034	118	118
4.845% due 08/25/2033	18,391	18,669
5.000% due 05/25/2034	345	313
5.436% due 02/25/2036	2,371	2,064

84	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.943% due 06/20/2031	$447	$414
6.094% due 07/25/2032	73	68
6.500% due 10/25/2031	183	184

Banc of America Structural Security Trust
2.989% due 10/11/2033	379	375

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	30,684	28,824
4.150% due 08/25/2035	5,959	5,620
4.476% due 02/25/2034	4,215	3,425
4.550% due 08/25/2035	9,907	9,474
4.750% due 10/25/2035	1,356	1,332
4.767% due 11/25/2030	16	15
4.772% due 11/25/2034	4,308	3,950
4.959% due 01/25/2035	3,265	2,964
5.010% due 01/25/2035	1,916	1,714
5.474% due 05/25/2047	20,467	17,243
5.732% due 02/25/2036	13,597	10,383
6.752% due 02/25/2033	30	30
6.792% due 01/25/2034	17	17

Bear Stearns Alt-A Trust
5.370% due 05/25/2035	1,385	1,178
5.471% due 08/25/2036	7,800	4,309
5.504% due 09/25/2035	22,287	17,979
5.775% due 11/25/2036	1,089	706
5.787% due 11/25/2036	1,886	1,265
5.859% due 01/25/2036	2,977	2,216
5.899% due 11/25/2036	937	578

Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041	130	130
5.060% due 11/15/2016	32	32
5.243% due 12/11/2038	2,600	2,047
5.331% due 02/11/2044	24,000	20,177
5.405% due 12/11/2040	6,000	5,545
5.540% due 09/11/2041	45,000	40,191
5.694% due 06/11/2050	9,800	8,373
5.700% due 06/11/2050	30,000	25,579
5.902% due 06/11/2040	40,000	34,564
6.020% due 02/14/2031	21,641	21,580
7.000% due 05/20/2030	1,810	1,831

Bear Stearns Mortgage Securities, Inc.
5.205% due 06/25/2030	65	63

Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	6,630	5,279
5.772% due 12/26/2046	3,796	3,022

CC Mortgage Funding Corp.
2.954% due 01/25/2035	899	750
3.387% due 05/25/2036	866	697
3.457% due 08/25/2035	1,561	1,388

Chase Mortgage Finance Corp.
5.434% due 03/25/2037	8,568	7,342
6.026% due 09/25/2036	880	819

Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019	26	26
6.500% due 02/25/2024	665	664

Citigroup Commercial Mortgage Trust
2.558% due 08/15/2021	133	126

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	3,154	2,843
4.248% due 08/25/2035	19,052	18,175
4.663% due 03/25/2034	2,069	1,967
4.683% due 08/25/2035	3,547	2,680
4.748% due 08/25/2035	7,122	6,776
5.666% due 07/25/2046	6,093	4,730
6.014% due 09/25/2037	39,811	27,847

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048	2,000	1,781

Collateralized Mortgage Obligation Trust
0.000% due 09/23/2017 (b)	4	4

Commercial Mortgage Pass-Through Certificates
2.588% due 04/15/2017	1,456	1,386

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.988% due 02/16/2034	$4,245	$4,049
4.867% due 05/10/2043	21,387	20,122
6.010% due 12/10/2049	9,000	7,829

Countrywide Alternative Loan Trust
3.338% due 05/20/2046	77	73
3.377% due 01/25/2037	600	276
3.382% due 12/20/2046	45,164	27,538
3.388% due 07/20/2046	2,260	1,364
3.397% due 09/25/2046	23,390	12,968
3.398% due 07/20/2046	20,262	12,509
3.417% due 05/25/2035	2,970	1,895
3.417% due 07/25/2046	4,876	3,094
3.427% due 05/25/2035	525	334
3.437% due 08/25/2046	7,994	3,294
3.457% due 05/25/2035	802	512
3.457% due 09/25/2046	4,050	1,523
3.457% due 10/25/2046	2,777	1,177
3.467% due 07/25/2046	2,850	906
3.468% due 09/20/2046	8,850	3,600
3.477% due 05/25/2036	2,892	1,189
3.487% due 02/25/2037	778	505
3.537% due 11/20/2035	12,852	8,229
3.547% due 10/25/2046	2,250	803
3.557% due 06/25/2037	4,629	1,858
3.577% due 11/25/2035	1,357	636
3.627% due 12/25/2035	2,086	916
3.717% due 11/20/2035	3,350	1,524
3.855% due 12/25/2035	16,226	9,914
3.977% due 11/25/2035	5,138	3,356
5.000% due 06/25/2033	73	73
5.417% due 10/25/2035	3,147	2,714
5.750% due 03/25/2037	5,600	3,850
5.891% due 11/25/2035	7,236	5,206
5.898% due 02/25/2037	16,822	11,741
6.000% due 10/25/2032	368	325
6.000% due 02/25/2037	5,561	4,065
6.250% due 11/25/2036	6,297	4,534

Countrywide Home Loan Mortgage Pass-Through Trust
3.497% due 04/25/2035	2,040	1,296
3.507% due 04/25/2046	4,093	1,680
3.517% due 03/25/2035	5,143	3,429
3.527% due 03/25/2035	24,411	14,171
3.537% due 02/25/2035	1,564	997
3.547% due 02/25/2035	49	34
3.547% due 06/25/2035	1,093	918
3.547% due 03/25/2036	1,975	840
3.557% due 02/25/2036	2,947	1,265
3.797% due 08/25/2034	3,873	2,939
4.500% due 01/25/2033	227	226
4.723% due 08/25/2034	2,200	1,742
4.797% due 11/25/2034	3,269	2,874
5.230% due 01/20/2035	4,046	3,502
5.369% due 10/20/2035	7,726	5,104
5.500% due 11/25/2035	3,530	3,256
5.540% due 08/25/2033	31	26
5.547% due 04/20/2036	6,350	5,110
5.613% due 02/20/2036	1,914	1,281
5.750% due 07/19/2031	10	10
5.772% due 05/20/2036	11,998	8,904
6.092% due 09/25/2047	4,130	3,210
6.366% due 11/19/2033	77	77

Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039	15,600	13,748
5.579% due 04/25/2037	4,073	2,526
5.863% due 01/25/2037	8,700	5,677
5.913% due 06/15/2039	3,500	3,004

CS First Boston Mortgage Securities Corp.
0.206% due 08/15/2038 (a)	369,592	1,135
4.832% due 04/15/2037	3,000	2,693
5.357% due 06/25/2032	5	5
7.290% due 09/15/2041	45	45

CSAB Mortgage-Backed Trust
3.307% due 06/25/2036	42	42
5.684% due 12/25/2036	6,700	3,998

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.720% due 09/25/2036	$7,600	$4,972
6.172% due 06/25/2036	9,400	6,993

CW Capital Cobalt Ltd.
5.484% due 04/15/2047	3,900	3,251

Denver Arena Trust
6.940% due 11/15/2019	8,912	8,589

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.500% due 12/25/2035	7,967	5,293
5.588% due 10/25/2035	5,588	3,650
5.869% due 10/25/2036	7,393	4,801
5.886% due 10/25/2036	7,400	4,800
6.300% due 07/25/2036	8,098	5,712

DLJ Commercial Mortgage Corp.
7.340% due 10/10/2032	5,422	5,463

DLJ Mortgage Acceptance Corp.
6.179% due 11/25/2023	17	17

Downey Savings & Loan Association Mortgage Loan Trust
3.340% due 11/19/2037	6,250	1,223
3.350% due 07/19/2045	3,155	1,536

FFCA Secured Lending Corp.
8.180% due 09/18/2027	2,000	842
8.970% due 09/18/2027	4,000	1,666

Fifth Third Mortgage Loan Trust
5.862% due 11/19/2032	141	117

First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037	6,272	5,972

First Horizon Asset Securities, Inc.
4.593% due 12/25/2033	4,937	4,643

First Nationwide Trust
6.750% due 08/21/2031	209	209

First Republic Mortgage Loan Trust
2.788% due 08/15/2032	15,077	13,673
2.838% due 11/15/2031	6,189	5,757
3.409% due 11/15/2031	1,474	1,356

GMAC Mortgage Corp. Loan Trust
4.282% due 06/25/2034	5,349	3,770
5.500% due 09/25/2034	7,055	6,990

Greenpoint Mortgage Funding Trust
3.407% due 10/25/2046	3,550	1,463
3.407% due 12/25/2046	3,350	1,221
3.417% due 10/25/2046	4,750	1,185
3.427% due 06/25/2045	2,404	1,886
3.437% due 06/25/2045	8,583	5,542
3.477% due 09/25/2035	3,987	1,668
3.527% due 09/25/2046	2,850	1,276
3.547% due 10/25/2046	3,852	1,377

Greenpoint Mortgage Pass-Through Certificates
5.454% due 10/25/2033	212	208

GS Mortgage Securities Corp. II
5.993% due 08/10/2045	5,400	4,635
6.044% due 08/15/2018	8,120	8,120

GSR Mortgage Loan Trust
3.467% due 08/25/2046	3,793	1,144
4.513% due 06/25/2034	185	165
4.539% due 09/25/2035	601	515
5.178% due 01/25/2036	9,097	7,993
5.248% due 11/25/2035	47,874	41,203
5.346% due 11/25/2035	7,060	5,950
5.441% due 04/25/2036	892	825

GSRPM Mortgage Loan Trust
3.607% due 11/25/2031	2,596	2,565

Harborview Mortgage Loan Trust
3.120% due 01/19/2038	1,080	995
3.210% due 07/19/2046	24,538	15,304
3.220% due 01/19/2038	25,063	15,149
3.220% due 04/19/2046	15,381	9,762
3.230% due 09/19/2046	11,684	7,104
3.250% due 05/19/2035	6,939	4,490

See Accompanying Notes	Semiannual Report	September 30, 2008	85

Schedule of Investments  Mortgage Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.280% due 01/19/2038	$2,560	$1,029
3.280% due 09/19/2046	3,817	1,579
3.378% due 08/21/2036	5,499	3,384
4.629% due 11/19/2034	210	198
5.768% due 08/19/2034	6,716	5,402
5.903% due 08/19/2036	3,444	2,317

Homebanc Mortgage Trust
3.387% due 12/25/2036	1,339	918
5.804% due 04/25/2037	7,995	6,498

Indymac ARM Trust
5.183% due 01/25/2032	18	15

Indymac IMSC Mortgage Loan Trust
3.387% due 07/25/2047	7,214	3,911

Indymac INDB Mortgage Loan Trust
3.507% due 11/25/2035	259	144

Indymac Index Mortgage Loan Trust
3.397% due 04/25/2037	2,254	879
3.397% due 09/25/2046	19,675	11,974
3.407% due 11/25/2046	4,466	1,971
3.407% due 06/25/2047	11,228	6,825
3.417% due 05/25/2046	3,519	2,146
3.447% due 03/25/2035	5,346	3,502
3.447% due 07/25/2035	3,217	2,104
3.457% due 02/25/2037	2,450	880
3.477% due 06/25/2037	4,517	1,902
3.497% due 11/25/2036	3,745	1,505
3.507% due 06/25/2037	1,411	752
5.000% due 08/25/2035	3,817	1,494
5.099% due 09/25/2035	7,004	4,744
5.369% due 01/25/2036	4,166	3,256

JPMorgan Alternative Loan Trust
2.970% due 06/27/2037	135,828	107,684

JPMorgan Chase Commercial Mortgage Securities Corp.
2.862% due 07/15/2019	167,822	159,788
4.853% due 03/15/2046	15,000	14,193
5.305% due 01/15/2049	37,000	34,422
5.336% due 05/15/2047	2,700	2,330
5.937% due 02/12/2049	26,000	22,222
6.007% due 06/15/2049	52,356	44,089

JPMorgan Mortgage Trust
5.117% due 10/25/2035	3,600	2,649
5.375% due 08/25/2035	6,968	5,555
5.402% due 11/25/2035	3,244	2,835

Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (a)	54	11

LB Mortgage Trust
8.429% due 01/20/2017	1,763	1,847

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	4,000	3,369
5.858% due 07/15/2040	135,419	116,101
5.866% due 09/15/2045	25,000	21,487
6.133% due 12/15/2030	470	467

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	4,179	3,788

Lehman XS Trust
3.287% due 07/25/2046	732	719

Luminent Mortgage Trust
3.377% due 12/25/2036	9,649	5,895
3.387% due 12/25/2036	7,319	4,619
3.407% due 10/25/2046	5,302	3,294

MASTR Adjustable Rate Mortgages Trust
3.417% due 04/25/2046	9,377	5,929
3.447% due 05/25/2037	1,620	944
3.507% due 05/25/2047	3,950	1,375
3.547% due 05/25/2047	3,350	1,201
3.788% due 11/21/2034	4,129	4,082

MASTR Asset Securitization Trust
5.500% due 09/25/2033	6,454	5,930

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MASTR Reperforming Loan Trust
7.000% due 08/25/2034	$318	$316

MASTR Seasoned Securities Trust
5.791% due 10/25/2032	1,534	1,244

Mellon Residential Funding Corp.
2.838% due 11/15/2031	3,249	2,945
2.928% due 12/15/2030	3,168	2,945
2.947% due 06/15/2030	257	242
3.368% due 11/15/2031	319	281

Merrill Lynch Alternative Note Asset
3.507% due 03/25/2037	2,800	986

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	1,100	934

Merrill Lynch Mortgage Investors, Inc.
0.666% due 04/25/2028 (a)	1,237	19
3.417% due 02/25/2036	4,969	4,039

Merrill Lynch Mortgage Trust
1.784% due 07/12/2034 (a)	54,535	650

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	8,107	5,801

MLCC Mortgage Investors, Inc.
2.868% due 03/15/2025	244	186
3.457% due 11/25/2035	2,091	1,857
4.207% due 10/25/2035	1,197	1,089
4.434% due 01/25/2029	4,000	3,483

Morgan Stanley Capital I
2.548% due 10/15/2020	5,778	5,192
5.447% due 02/12/2044	11,770	10,023
5.544% due 11/12/2049	4,500	3,480
5.692% due 04/15/2049	3,600	3,067
6.077% due 06/11/2049	13,500	11,719
6.540% due 04/03/2014	11,000	11,014

Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036	4,500	4,208

Morgan Stanley Mortgage Loan Trust
3.577% due 11/25/2035	3,628	1,606
3.717% due 02/25/2047	4,058	2,200
5.417% due 06/25/2036	2,429	2,082
5.701% due 02/25/2047	6,516	4,113
6.450% due 06/25/2036	9,478	5,567

Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	6,200	4,762
6.138% due 03/25/2047	5,600	3,627
7.000% due 02/19/2030	744	732

Ocwen Residential MBS Corp.
6.915% due 06/25/2039	676	338

Opteum Mortgage Acceptance Corp.
3.467% due 07/25/2035	1,112	931

Prime Mortgage Trust
3.607% due 02/25/2034	355	324
5.000% due 02/25/2019	23	22

Residential Accredit Loans, Inc.
3.307% due 09/25/2046	1,491	1,272
3.367% due 01/25/2037	2,203	1,313
3.387% due 06/25/2046	76	47
3.387% due 02/25/2047	2,322	902
3.407% due 12/25/2046	3,250	1,310
3.437% due 05/25/2037	5,792	1,976
3.457% due 08/25/2037	5,218	2,851
3.477% due 05/25/2046	2,650	1,108
3.512% due 09/25/2046	5,900	1,248
3.607% due 03/25/2033	626	582
3.607% due 10/25/2045	3,725	2,428
5.247% due 08/25/2035	755	585
5.665% due 09/25/2035	5,708	4,447
5.714% due 02/25/2036	6,293	4,592

Residential Asset Mortgage Products, Inc.
6.500% due 11/25/2031	491	500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Asset Securitization Trust
3.607% due 05/25/2033	$554	$505
6.000% due 03/25/2037	927	658

Residential Funding Mortgage Securities I
5.207% due 09/25/2035	3,371	2,902

Sequoia Mortgage Trust
3.380% due 10/19/2026	140	128
3.538% due 07/20/2033	3,101	2,567
3.568% due 10/20/2027	3,517	3,110
4.256% due 04/20/2035	6,662	5,573
5.765% due 01/20/2047	3,489	3,002

Sovereign Commercial Mortgage Securities Trust
5.835% due 07/22/2030	5,300	4,910

Starwood Commercial Mortgage Trust
6.920% due 02/03/2014	1,000	1,007

Structured Adjustable Rate Mortgage Loan Trust
3.427% due 05/25/2037	2,446	1,501
3.697% due 06/25/2034	1,444	1,150
4.590% due 04/25/2034	7,568	6,771
5.344% due 01/25/2035	3,826	2,801
5.375% due 11/25/2035	4,158	2,993
5.503% due 07/25/2035	2,125	1,741
5.950% due 02/25/2036	6,992	4,577
6.000% due 03/25/2036	6,568	4,365
6.000% due 10/25/2037	6,106	4,032

Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	8,582	7,322
3.360% due 09/19/2032	6,123	5,598
3.360% due 10/19/2034	406	292
3.380% due 03/19/2034	1,783	1,605
3.387% due 11/25/2035	23,175	14,056
3.397% due 07/25/2046	37,666	23,260
3.417% due 04/25/2036	31,837	19,402
3.427% due 05/25/2036	5,453	3,363
3.427% due 05/25/2046	7,264	4,475
3.437% due 05/25/2045	3,267	2,189
3.457% due 09/25/2047	6,360	2,467
3.467% due 05/25/2046	7,112	2,984
3.507% due 08/25/2036	4,250	1,504
3.757% due 09/25/2047	17,060	6,171
5.659% due 05/02/2030	260	238
5.798% due 05/25/2022	1,551	1,394

Structured Asset Securities Corp.
4.510% due 01/25/2034	6,154	5,886
5.000% due 05/25/2035	24,745	21,677
5.034% due 10/25/2035	960	813
5.044% due 07/25/2032	3	3
5.100% due 08/25/2032	541	541
5.233% due 01/25/2032	316	316
5.957% due 02/25/2032	4	4

TBW Mortgage-Backed Pass-Through Certificates
5.630% due 01/25/2037	3,000	1,937
5.970% due 09/25/2036	9,600	6,991
6.014% due 07/25/2037	6,218	4,487

Thornburg Mortgage Securities Trust
2.572% due 03/25/2037	11,216	10,471
3.337% due 06/25/2037	5,810	5,449
3.357% due 11/25/2046	3,417	3,230

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	3,431	3,135
5.342% due 12/15/2043	82,145	67,916
5.509% due 04/15/2047	25,000	20,861

Wachovia Mortgage Loan Trust LLC
5.447% due 10/20/2035	2,131	1,807

WaMu Mortgage Pass-Through Certificates
2.870% due 11/25/2034	4,542	3,090
2.990% due 11/25/2034	2,897	1,839
3.000% due 07/25/2044	688	607
3.427% due 07/25/2046	1,166	914
3.437% due 04/25/2045	242	159
3.467% due 11/25/2045	1,728	1,096

86	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.497% due 10/25/2045	$10,882	$6,900
3.517% due 01/25/2045	7,836	5,234
3.527% due 07/25/2045	245	162
3.547% due 01/25/2045	278	185
3.555% due 02/25/2047	22,534	11,868
3.555% due 03/25/2047	27,563	14,525
3.595% due 01/25/2047	9,247	5,031
3.605% due 06/25/2047	4,287	1,857
3.615% due 04/25/2047	20,017	11,581
3.617% due 11/25/2045	3,250	1,338
3.617% due 12/25/2045	3,250	1,364
3.665% due 07/25/2047	5,508	3,178
3.675% due 12/25/2046	8,513	4,511
3.747% due 12/25/2027	7,638	6,581
3.847% due 12/25/2027	470	413
3.907% due 12/25/2045	1,105	370
3.948% due 01/25/2047	3,534	2,381
4.198% due 08/25/2046	763	551
4.255% due 06/25/2042	1,164	1,059
4.255% due 08/25/2042	2,474	2,213
4.329% due 07/25/2046	13,765	10,225
4.489% due 09/25/2033	15,422	14,905
4.559% due 06/25/2033	2,199	2,148
4.585% due 04/25/2035	3,625	3,514
4.918% due 08/25/2035	4,483	4,248
5.342% due 01/25/2037	6,477	5,146
5.468% due 02/25/2037	24,117	20,283
5.542% due 04/25/2037	4,627	3,446
5.609% due 12/25/2036	4,145	2,967
5.613% due 12/25/2036	13,684	10,744
5.668% due 05/25/2037	9,988	9,043
5.711% due 02/25/2037	12,231	9,031
5.868% due 02/25/2037	13,836	11,681
5.931% due 09/25/2036	7,135	5,554

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.457% due 07/25/2046	2,553	1,077
3.615% due 04/25/2047	5,630	2,550
3.625% due 04/25/2047	5,358	2,285
3.695% due 05/25/2047	5,301	2,524
3.825% due 05/25/2046	4,667	2,717
6.268% due 07/25/2036	4,600	2,902

Washington Mutual MSC Mortgage Pass-Through Certificates
6.005% due 11/25/2030	713	664
6.500% due 09/25/2032	3,647	3,425

Wells Fargo Mortgage-Backed Securities Trust
4.109% due 12/25/2034	8,305	7,682
4.596% due 12/25/2033	8,169	7,358
4.689% due 05/25/2035	419	378
4.950% due 01/25/2035	15,037	13,638
4.992% due 12/25/2034	3,583	3,257
5.511% due 08/25/2036	798	715
5.594% due 07/25/2036	9,048	7,312

Total Mortgage-Backed Securities (Cost $2,596,538)		2,363,592

ASSET-BACKED SECURITIES 8.5%

Aames Mortgage Investment Trust
3.607% due 10/25/2035	1,832	1,682

ABFS Mortgage Loan Trust
6.285% due 07/15/2033	2,000	1,713

Access Group, Inc.
4.093% due 10/27/2025	15,600	15,422

Accredited Mortgage Loan Trust
3.247% due 09/25/2036	1,252	1,239

ACE Securities Corp.
3.287% due 10/25/2036	1,622	1,607
3.337% due 05/25/2036	6,613	6,364
3.907% due 08/25/2030	75	69

AFC Home Equity Loan Trust
3.617% due 06/25/2029	720	318

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.757% due 09/25/2029	$32	$17

Aircraft Certificate Owner Trust
6.455% due 09/20/2022	2,075	2,155

American Express Credit Account Master Trust
2.578% due 03/15/2012	9,330	9,225

American Express Issuance Trust
2.688% due 09/15/2011	12,000	11,669

Amortizing Residential Collateral Trust
3.477% due 06/25/2032	68	51
3.497% due 07/25/2032	736	524
3.907% due 10/25/2031	404	376

Amresco Residential Securities Mortgage Loan Trust
3.702% due 06/25/2028	189	159
3.762% due 06/25/2027	819	704
3.837% due 09/25/2028	1,950	1,537
4.147% due 06/25/2029	204	182

Argent Securities, Inc.
3.257% due 10/25/2036	730	714

Asset-Backed Funding Certificates
3.247% due 09/25/2036	112	111
3.267% due 10/25/2036	604	591
4.227% due 03/25/2032	1,263	921

Asset-Backed Securities Corp. Home Equity
3.008% due 06/15/2031	332	288
3.257% due 12/25/2036	1,394	1,337
3.267% due 07/25/2036	72	72

BA Credit Card Trust
3.188% due 12/15/2014	10,000	9,564
3.688% due 12/16/2013	207,000	203,471

Bear Stearns Asset-Backed Securities Trust
3.607% due 09/25/2046	5,038	3,756
3.857% due 02/25/2034	439	292
3.957% due 11/25/2042	1,952	1,662
4.207% due 08/25/2037	6,576	5,367
4.407% due 10/25/2032	797	703
5.675% due 06/25/2043	99	82

Capital Auto Receivables Asset Trust
3.938% due 10/15/2012	500	488

Carrington Mortgage Loan Trust
3.257% due 10/25/2036	243	240
3.307% due 06/25/2037	5,400	4,980

CDC Mortgage Capital Trust
4.257% due 08/25/2032	2,240	1,485

Centex Home Equity
3.507% due 01/25/2032	122	111
4.057% due 01/25/2032	1,281	862

Charming Shoppes Master Trust
2.818% due 05/15/2014	6,000	5,938

Chase Credit Card Master Trust
2.838% due 02/15/2011	7,000	6,992

Chase Funding Mortgage Loan Asset-Backed Certificates
3.507% due 07/25/2033	116	102
3.847% due 08/25/2032	566	555
3.867% due 11/25/2032	895	824

Chase Issuance Trust
2.528% due 04/15/2013	17,049	16,422
3.238% due 08/17/2015	19,900	18,857

CIT Group Home Equity Loan Trust
3.477% due 06/25/2033	857	740
3.497% due 03/25/2033	398	379
3.857% due 12/25/2031	1,445	1,050

Citibank Omni Master Trust
4.188% due 03/20/2013	19,000	18,962
4.288% due 12/23/2013	135,300	134,545

Citigroup Mortgage Loan Trust, Inc.
3.257% due 10/25/2036	52	52
5.764% due 01/25/2037	4,900	3,216

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Community Program Loan Trust
4.500% due 10/01/2018	$720	$719

Conseco Finance
3.188% due 08/15/2033	3,026	1,934
4.319% due 05/15/2032	1,157	940

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	12,165	8,994
8.200% due 02/01/2032	40,000	30,432
8.400% due 02/01/2032	1,322	42

Conseco Financial Corp.
6.240% due 12/01/2028	3,867	3,717
7.060% due 02/01/2031	7,000	5,061
7.400% due 06/15/2027	2,920	3,039
7.550% due 01/15/2029	393	386
8.000% due 07/15/2018	1,002	1,017
8.050% due 10/15/2027	385	402
9.100% due 04/15/2025	3,278	3,335

Countrywide Asset-Backed Certificates
3.237% due 01/25/2046	1,699	1,684
3.257% due 01/25/2037	325	324
3.257% due 04/25/2047	3,012	2,917
3.267% due 03/25/2037	2,268	2,207
3.267% due 09/25/2046	230	229
3.277% due 12/25/2036	98	97
3.317% due 10/25/2046	792	768
3.657% due 06/25/2033	902	791
3.677% due 11/25/2033	920	833
3.707% due 09/25/2032	2,750	2,457

Credit-Based Asset Servicing & Securitization LLC
4.307% due 04/25/2032	518	455

CS First Boston Mortgage Securities Corp.
3.567% due 05/25/2044	1,290	1,181

Delta Funding Home Equity Loan Trust
3.308% due 09/15/2029	17	13

EMC Mortgage Loan Trust
3.577% due 05/25/2040	1,067	888

Equifirst Mortgage Loan Trust
3.447% due 01/25/2034	555	444

First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 11/25/2036	12,560	11,819
3.587% due 10/25/2034	314	296

First International Bank N.A.
3.017% due 03/15/2027	2,931	1,159
3.068% due 04/15/2026	199	60

First Plus Home Loan Trust
7.670% due 05/10/2024	823	822

Ford Credit Auto Owner Trust
3.388% due 01/15/2011	8,600	8,510
3.688% due 12/15/2010	24,000	23,836
3.908% due 06/15/2012	114,000	111,112
4.360% due 06/15/2010	999	999

Franklin Auto Trust
4.188% due 10/20/2011	4,900	4,862
4.768% due 06/20/2012	3,700	3,678

GE-WMC Mortgage Securities LLC
3.247% due 08/25/2036	1,363	1,321

GMAC Mortgage Corp. Loan Trust
3.447% due 01/25/2029	1,450	871

GSAMP Trust
3.277% due 09/25/2036	2,329	2,281
3.327% due 12/25/2035	53	53
3.357% due 10/25/2036	9,709	1,875
3.497% due 03/25/2034	112	111
3.607% due 02/25/2033	764	583

GSRPM Mortgage Loan Trust
3.587% due 09/25/2042	875	865

See Accompanying Notes	Semiannual Report	September 30, 2008	87

Schedule of Investments  Mortgage Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HFC Home Equity Loan Asset-Backed Certificates
3.258% due 03/20/2036	$552	$537
3.538% due 09/20/2033	2,118	1,951

Home Equity Asset Trust
3.367% due 05/25/2036	4,423	4,278

IMC Home Equity Loan Trust
6.880% due 11/20/2028	139	139
7.520% due 08/20/2028	96	77

Irwin Home Equity Corp.
4.557% due 02/25/2029	1,536	1,189

Ischus CDO Ltd.
2.768% due 09/10/2013	618	501

JPMorgan Mortgage Acquisition Corp.
2.551% due 08/25/2036	1,828	1,740
3.277% due 01/25/2037	20,441	19,412

Lehman XS Trust
3.287% due 06/25/2046	1,631	1,588
3.287% due 08/25/2046	2,210	2,176
3.297% due 05/25/2046	485	476
3.327% due 11/25/2036	696	658
3.377% due 04/25/2046	4,750	4,466
3.437% due 06/25/2046	4,257	1,753
3.437% due 08/25/2046	3,869	1,718
3.447% due 09/25/2046	4,776	1,938
3.447% due 11/25/2046	4,577	1,863
3.457% due 08/25/2046	3,557	918
3.527% due 11/25/2046	2,050	792

Long Beach Mortgage Loan Trust
4.632% due 03/25/2032	2,405	1,805

MASTR Asset-Backed Securities Trust
3.287% due 05/25/2037	14,323	13,383
3.307% due 03/25/2036	7,103	6,868
5.049% due 11/25/2035	1,966	1,953

Merrill Lynch Mortgage Investors, Inc.
3.267% due 10/25/2037	2,537	2,436
3.287% due 09/25/2037	3,740	3,645
3.567% due 06/25/2035	1,181	1,038

Mesa Trust Asset-Backed Certificates
3.607% due 12/25/2031	1,229	1,026

Mid-State Trust
6.340% due 10/15/2036	1,740	1,433
7.340% due 07/01/2035	996	936
7.400% due 07/01/2035	43	39
7.790% due 07/01/2035	57	51
7.791% due 03/15/2038	2,112	1,887
8.330% due 04/01/2030	10,485	8,869

Morgan Stanley ABS Capital I
3.247% due 07/25/2036	1,971	1,957
3.247% due 09/25/2036	148	145
3.307% due 10/25/2035	5,000	4,545
3.387% due 01/25/2036	13,852	12,989
3.707% due 03/25/2033	2,511	2,168

Morgan Stanley Mortgage Loan Trust
3.567% due 04/25/2037	700	354
5.726% due 10/25/2036	5,324	4,252
5.750% due 11/25/2036	6,649	5,622
5.750% due 04/25/2037	5,996	4,969
6.000% due 07/25/2047	6,370	4,231

Nationstar Home Equity Loan Trust
3.267% due 06/25/2037	287	279

Nelnet Student Loan Trust
2.890% due 07/25/2016	59	58

New Century Home Equity Loan Trust
3.277% due 08/25/2036	149	148

Oakwood Mortgage Investors, Inc.
2.862% due 03/15/2018	1,253	1,001

Option One Mortgage Loan Trust
3.807% due 01/25/2032	266	243

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Origen Manufactured Housing
7.650% due 03/15/2032	$13,200	$12,943

Ownit Mortgage Loan Asset-Backed Certificates
3.267% due 03/25/2037	377	374

Preferred Credit Corp.
7.590% due 07/25/2026	26	26

Renaissance Home Equity Loan Trust
3.567% due 11/25/2034	531	452
3.647% due 08/25/2033	2,259	1,768
3.707% due 12/25/2033	5,652	4,716
4.407% due 08/25/2032	2,674	2,425

Residential Asset Mortgage Products, Inc.
3.287% due 10/25/2036	2,634	2,456
3.327% due 10/25/2036	5,015	4,793
3.327% due 05/25/2037	16,383	14,785

Residential Asset Securities Corp.
3.277% due 11/25/2036	2,927	2,874
3.287% due 10/25/2036	1,815	1,792
3.707% due 07/25/2032	1,764	1,396
3.787% due 06/25/2033	226	167
3.807% due 06/25/2032	139	103

Residential Funding Mortgage Securities II, Inc.
3.307% due 02/25/2036	1,236	1,188
8.350% due 12/25/2024	742	680
8.350% due 03/25/2025	164	146

Residential Mortgage Loan Trust
4.000% due 09/25/2029	196	191

SACO I, Inc.
3.467% due 06/25/2036	1,885	1,147

Salomon Brothers Mortgage Securities VII, Inc.
4.150% due 01/25/2032	382	257
4.182% due 10/25/2028	546	465
6.930% due 08/25/2028	647	638

Saxon Asset Securities Trust
3.267% due 10/25/2046	2,956	2,892
3.547% due 12/26/2034	1,041	873
3.707% due 03/25/2032	1,536	1,427
3.727% due 08/25/2032	15	15

SBI HELOC Trust
3.377% due 08/25/2036	1,095	1,069

Sears Credit Account Master Trust
2.708% due 04/16/2013	19,000	18,822

Securitized Asset-Backed Receivables LLC Trust
3.267% due 03/25/2036	136	135
3.267% due 12/25/2036	8,737	8,088

SLM Student Loan Trust
2.790% due 10/27/2014	5,214	5,164
2.800% due 01/25/2018	176	176
2.830% due 10/25/2019	1,750	1,722
2.880% due 04/27/2020	5,732	5,514
2.910% due 04/25/2017	431	424
3.264% due 10/27/2014	24,000	23,872
4.173% due 04/25/2023	158,779	159,374

Soundview Home Equity Loan Trust
3.267% due 11/25/2036	351	337
3.307% due 10/25/2036	313	311

Specialty Underwriting & Residential Finance
3.257% due 09/25/2037	13,271	12,973
3.887% due 01/25/2034	289	239

Structured Asset Securities Corp.
3.257% due 10/25/2036	5,796	5,504
3.497% due 01/25/2033	17	14
3.607% due 05/25/2034	1,235	1,065
4.257% due 01/25/2033	1,094	663

TABS Ltd.
3.887% due 02/12/2047	2,920	119

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Trapeza CDO I LLC
3.589% due 11/16/2034	$1,000	$421

Truman Capital Mortgage Loan Trust
3.547% due 01/25/2034	75	74

UCFC Manufactured Housing Contract
7.900% due 01/15/2028	2,500	1,626

Vanderbilt Mortgage Finance
7.905% due 02/07/2026	78	80

Wells Fargo Home Equity Trust
3.447% due 10/25/2035	9,565	9,395
3.457% due 12/25/2035	7,257	7,004

WMC Mortgage Loan Pass-Through Certificates
3.388% due 10/15/2029	31	30

Total Asset-Backed Securities (Cost $1,270,605)		1,212,867

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

American International Group, Inc.
8.500% due 08/01/2011	261,000	2,242

Total Convertible Preferred Stocks (Cost $19,575)		2,242

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 4.6%

COMMERCIAL PAPER 0.0%

CBA de Finance, Inc.
2.600% due 11/05/2008	$3,500	3,491

REPURCHASE AGREEMENTS 1.8%

Morgan Stanley
3.410% due 10/14/2008	56,242	56,242
(Dated 09/30/2008. Collateralized by Fannie Mae 5.500% due 07/01/2034 valued at $57,132. Repurchase proceeds are $56,247.)
3.450% due 10/14/2008	200,000	200,000
(Dated 09/30/2008. Collateralized by Freddie Mac 5.500% due 04/01/2038 valued at $202,005. Repurchase proceeds are $200,019.)

		256,242

U.S. TREASURY BILLS 2.8%
1.475% due 10/16/2008 - 12/26/2008 (c)(d)(e)	395,360	393,162

Total Short-Term Instruments (Cost $654,017)		652,895

PURCHASED OPTIONS (j) 0.0%
(Cost $931)		768

Total Investments 205.8% (Cost $29,659,530)		$29,421,712

Written Options (k) (0.0%) (Premiums $889)		(899)

Other Assets and Liabilities (Net) (105.8%)		(15,123,340)

Net Assets 100.0%		$14,297,473

88	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Principal only security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $382,739 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $10,423 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	Cash of $118,000 has been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $3,021,650 at a weighted average interest rate of 2.556%. On September 30, 2008, securities valued at $4,680,073 were pledged as collateral for reverse repurchase agreements.
(h)	Cash of $14,879 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	10	$10
90-Day Eurodollar June Futures	Long	06/2009	2,726	5,200
90-Day Eurodollar September Futures	Long	09/2009	696	1,326
U.S. Treasury 10-Year Note December Futures	Long	12/2008	4,468	(5,191)
U.S. Treasury 10-Year Note December Futures	Short	12/2008	2,362	4,318

				$5,663

(i)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Accredited Mortgage Loan Trust 1-Month USD-LIBOR plus 1.150% due 04/25/2036	(1.000%)	04/25/2036	BCLY	$5,000	$4,532	$0	$4,532
Altius Funding Ltd. 3-Month USD-LIBOR plus 1.400% due 12/09/2040	(1.230%)	12/09/2040	MLP	1,541	1,287	0	1,287
Asset-Backed Securities Corp. Home Equity 1-Month USD-LIBOR plus 1.550% due 03/25/2035	(1.250%)	03/25/2035	UBS	1,751	1,528	0	1,528
Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	(1.750%)	07/20/2018	BEAR	5,000	1,167	0	1,167
BFC Genesee CDO Ltd. 3-Month USD-LIBOR plus 1.650% due 01/10/2041	(1.450%)	01/10/2041	BEAR	2,460	2,391	0	2,391
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	(2.150%)	10/20/2020	CITI	5,000	2,602	0	2,602
CS First Boston Mortgage Securities Corp. 5.300% due 07/15/2037	(1.080%)	07/15/2037	UBS	10,000	4,329	0	4,329
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 1.350% due 10/25/2035	(1.500%)	10/25/2035	JPM	3,000	2,411	0	2,411
First Franklin Mortgage Loan Asset-Backed Certificates 1-Month USD-LIBOR plus 1.350% due 03/25/2036	(0.870%)	03/25/2036	BCLY	5,000	4,792	0	4,792
First Franklin Mortgage Loan Asset-Backed Certificates 1-Month USD-LIBOR plus 2.800% due 03/25/2036	(1.900%)	06/25/2034	MLP	1,590	1,532	0	1,532
Home Equity Asset Trust 1-Month USD-LIBOR plus 1.200% due 08/25/2036	(1.500%)	08/25/2036	RBS	5,000	4,657	0	4,657
Home Equity Asset Trust 1-Month USD-LIBOR plus 3.500% due 12/25/2034	(2.200%)	12/25/2034	GSC	3,455	3,339	0	3,339
JPMorgan Mortgage Acquisition Corp. 1-month USD-LIBOR plus 2.350% due 05/25/2035	(1.880%)	05/25/2035	MLP	5,000	4,678	0	4,678
KLIO Funding Ltd. 3-Month USD-LIBOR plus 1.800% due 04/23/2039	(1.700%)	04/23/2039	BEAR	2,616	2,003	0	2,003
Lancer Funding Ltd. 3-Month USD-LIBOR plus 3.250% due 04/06/2046	(2.900%)	04/06/2046	BEAR	7,053	6,796	0	6,796
LB-UBS Commercial Mortgage Trust 5.587% due 09/15/2040	(1.170%)	09/15/2040	BEAR	4,000	2,132	0	2,132
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.400% due 02/25/2034	(0.490%)	02/25/2034	BCLY	957	300	0	300
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.450% due 02/25/2036	(1.270%)	02/25/2036	UBS	5,000	4,846	0	4,846
Merrill Lynch Mortgage Trust 5.244% due 11/12/2037	(1.150%)	11/12/2037	BEAR	4,000	1,726	0	1,726
Merrill Lynch Mortgage Trust 5.527% due 06/12/2043	(1.080%)	06/12/2043	UBS	10,000	3,846	0	3,846
Morgan Stanley ABS Capital I 1-Month USD-LIBOR plus 1.700% due 12/27/2033	(0.540%)	12/27/2033	MSC	982	622	0	622
Novastar Home Equity Loan 1-Month USD-LIBOR plus 3.500% due 09/25/2034	(2.200%)	09/25/2034	GSC	3,413	3,298	0	3,298
Octagon Investment Partners X Ltd. 3-Month USD-LIBOR plus 1.400% due 10/18/2020	(1.850%)	10/18/2020	JPM	1,000	512	0	512
Race Point CLO 3-Month USD-LIBOR plus 1.650% due 04/15/2020	(1.950%)	04/15/2020	WAC	2,000	631	0	631
Residential Asset Mortgage Products, Inc. 1-Month USD-LIBOR plus 2.450% due 02/25/2036	(2.370%)	02/25/2036	MLP	5,000	4,650	0	4,650
Soundview Home Equity Loan Trust 1-Month USD-LIBOR plus 1.100% due 07/25/2036	(1.050%)	07/25/2036	MLP	5,000	4,645	0	4,645

See Accompanying Notes	Semiannual Report	September 30, 2008	89

Schedule of Investments  Mortgage Portfolio  (Cont.)

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.300% due 02/25/2035	(0.590%)	02/25/2035	BCLY	$865	$157	$0	$157
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.820% due 02/25/2035	(0.610%)	02/25/2035	BCLY	1,896	1,827	0	1,827
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500%)	10/11/2021	GSC	1,500	736	0	736
Trinity CDO Ltd. 3-Month USD-LIBOR plus 1.600% due 03/08/2040	(1.700%)	03/08/2040	BEAR	463	365	0	365

					$78,337	$0	$78,337

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ACE Securities Corp. 1-Month USD-LIBOR plus 0.700% due 07/25/2034	0.700%	07/25/2034	GSC	$5,841	$(1,076)	$(1,460)	$384
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.610% due 01/25/2035	0.610%	01/25/2035	GSC	6,500	(4,402)	(4,420)	18
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	0.640%	09/25/2034	GSC	7,500	(1,301)	(2,550)	1,249
Argent Securities, Inc. 1-Month USD-LIBOR plus 0.490% due 10/25/2035	0.490%	10/25/2035	GSC	7,500	(2,672)	(2,850)	178
Asset-Backed Securities Corp. Home Equity 1-Month USD-LIBOR plus 0.630% due 09/25/2034	0.630%	09/25/2034	GSC	7,500	(2,318)	(2,325)	7
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.800% due 08/25/2034	0.800%	08/25/2034	GSC	6,500	(1,538)	(2,145)	607
Carrington Mortgage Loan Trust 1-Month USD-LIBOR plus 0.480% due 10/25/2035	0.480%	10/25/2035	GSC	6,500	(2,188)	(1,950)	(238)
Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.650% due 06/25/2035	0.650%	06/25/2035	GSC	8,000	(1,655)	(2,400)	745
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.460% due 07/25/2035	0.460%	07/25/2035	GSC	7,000	(3,165)	(2,450)	(715)
GSAMP Trust 1-Month USD-LIBOR plus 0.490% due 09/25/2035	0.490%	09/25/2035	GSC	9,000	(3,336)	(3,150)	(186)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 0.700% due 10/25/2034	0.700%	10/25/2034	GSC	7,500	(1,086)	(2,400)	1,314
MASTR Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.500% due 12/25/2034	0.500%	12/25/2034	GSC	7,500	(2,130)	(2,100)	(30)
New Century Home Equity Loan Trust 1-Month USD-LIBOR plus 0.450% due 06/25/2035	0.450%	06/25/2035	GSC	7,500	(2,684)	(2,550)	(134)
Option One Mortgage Loan Trust 1-Month USD-LIBOR plus 0.520% due 02/25/2035	0.520%	02/25/2035	GSC	5,000	(1,724)	(2,250)	526
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.650% due 10/25/2034	0.650%	10/25/2034	GSC	7,500	(2,309)	(2,250)	(59)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.700% due 10/25/2034	0.700%	10/25/2034	GSC	7,500	(1,833)	(2,625)	792
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.740% due 12/25/2034	0.740%	12/25/2034	GSC	5,000	(1,772)	(1,600)	(172)
Residential Asset Mortgage Products, Inc. 1-Month USD-LIBOR plus 0.620% due 11/25/2034	0.620%	11/25/2034	GSC	7,000	(1,434)	(1,960)	526
Residential Asset Mortgage Products, Inc. 1-Month USD-LIBOR plus 2.450% due 02/25/2036	3.550%	02/25/2036	CITI	5,000	(4,599)	0	(4,599)
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 0.500% due 09/25/2036	0.500%	09/25/2036	GSC	7,500	(3,719)	(3,375)	(344)
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 0.800% due 10/25/2035	0.800%	10/25/2035	GSC	6,757	(1,089)	(3,041)	1,952
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.440% due 04/25/2035	0.440%	04/25/2035	GSC	5,000	(1,338)	(2,750)	1,412
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.480% due 09/25/2035	0.480%	09/25/2035	GSC	13,000	(4,417)	(7,150)	2,733
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.510% due 08/25/2035	0.510%	08/25/2035	GSC	9,000	(5,662)	(6,750)	1,088
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.650% due 09/25/2034	0.650%	09/25/2034	GSC	7,500	(1,505)	(3,000)	1,495
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.850% due 12/25/2034	0.850%	12/25/2034	GSC	7,500	(1,528)	(2,625)	1,097
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.950% due 04/25/2034	0.950%	04/25/2034	GSC	3,500	(860)	(1,400)	540
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.300% due 11/25/2034	1.300%	11/25/2034	GSC	2,658	(2,505)	(2,499)	(6)
Wells Fargo Home Equity Trust 1-Month USD-LIBOR plus 0.630% due 04/25/2034	0.630%	04/25/2034	GSC	2,326	(473)	(814)	341

					$(66,318)	$(76,839)	$10,521

90	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	(0.540%)	07/25/2045	BOA	$25,000	$19,111	$(23)	$19,134
ABX.HE A 06-1 Index	(0.540%)	07/25/2045	CITI	25,000	19,111	(101)	19,212
ABX.HE A 06-1 Index	(0.540%)	07/25/2045	UBS	1,000	764	(2)	766
ABX.HE AAA 06-2 Index	(0.110%)	05/25/2046	CSFB	10,000	3,074	612	2,462
ABX.HE BBB 06-1 Index	(1.540%)	07/25/2045	CITI	31,000	28,006	(96)	28,102
ABX.HE BBB 06-1 Index	(1.540%)	07/25/2045	CSFB	2,000	1,807	(4)	1,811
ABX.HE BBB 06-1 Index	(1.540%)	07/25/2045	GSC	1,500	1,355	135	1,220
ABX.HE BBB 06-1 Index	(1.540%)	07/25/2045	JPM	100,000	90,342	(463)	90,805
ABX.HE BBB 06-2 Index	(1.330%)	05/25/2046	BEAR	4,500	4,155	2,498	1,657
CMBX.NA AAA 4 Index	(0.350%)	02/17/2051	BCLY	21,100	1,898	1,730	168
CMBX.NA AAA 4 Index	(0.350%)	02/17/2051	BOA	46,000	4,138	3,651	487
CMBX.NA AAA 4 Index	(0.350%)	02/17/2051	JPM	14,500	1,304	1,316	(12)
CMBX.NA AAA 4 Index	(0.350%)	02/17/2051	MSC	9,000	809	737	72
CMBX.NA AAA 5 Index	(0.350%)	02/15/2051	GSC	70,000	6,412	6,437	(25)

					$182,286	$16,427	$165,859

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	0.540%	07/25/2045	BCLY	$11,000	$(8,409)	$(303)	$(8,106)
ABX.HE A 06-1 Index	0.540%	07/25/2045	GSC	50,000	(38,222)	141	(38,363)
ABX.HE A 06-2 Index	0.440%	05/25/2046	CSFB	25,000	(22,605)	(13,875)	(8,730)
ABX.HE A 06-2 Index	0.440%	05/25/2046	UBS	2,000	(1,809)	(1,030)	(779)
ABX.HE AA 07-1 Index	0.150%	08/25/2037	CITI	5,000	(4,387)	(2,606)	(1,781)
ABX.HE AAA 06-2 Index	0.110%	05/25/2046	GSC	7,000	(2,152)	7	(2,159)
ABX.HE AAA 06-2 Index	0.110%	05/25/2046	JPM	3,000	(922)	3	(925)
ABX.HE BBB 06-1 Index	1.540%	07/25/2045	BOA	2,500	(2,259)	(181)	(2,078)
ABX.HE BBB 06-1 Index	1.540%	07/25/2045	UBS	132,000	(119,251)	(2,646)	(116,605)
ABX.HE BBB 06-2 Index	1.330%	05/25/2046	CITI	55,800	(52,408)	(13,360)	(39,048)
ABX.HE BBB 06-2 Index	1.330%	05/25/2046	JPM	6,300	(5,824)	(118)	(5,706)
ABX.HE BBB 06-2 Index	1.330%	05/25/2046	MLP	5,142	(4,845)	(1,420)	(3,425)
ABX.HE BBB 06-2 Index	1.330%	05/25/2046	MSC	9,000	(8,371)	(2,430)	(5,941)
ABX.HE BBB 06-2 Index	1.330%	05/25/2046	UBS	85,950	(80,932)	(17,347)	(63,585)
ABX.HE BBB 07-1 Index	2.240%	08/25/2037	MLP	9,186	(8,101)	(2,044)	(6,057)
CMBX.NA AAA 3 Index	0.080%	12/13/2049	BCLY	8,600	(894)	(830)	(64)
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	162,900	(16,955)	(22,455)	5,500
CMBX.NA AAA 4 Index	0.350%	02/17/2051	MSC	14,500	(1,304)	(1,307)	3
CMBX.NA BBB 1 Index	1.340%	10/12/2052	DUB	8,000	(3,696)	80	(3,776)

					$(383,346)	$(81,721)	$(301,625)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	12/17/2010	GSC	$1,600	$(18)	$(9)	$(9)
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	CITI	2,200	14	28	(14)
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	RBS	14,700	87	356	(269)
Receive	3-Month USD-LIBOR	5.000%	12/15/2014	BOA	6,800	(341)	(206)	(135)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA	34,300	(1,305)	(1,773)	468
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI	76,400	(2,907)	(1,172)	(1,735)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	DUB	142,100	(5,407)	(7,474)	2,067
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC	24,400	(929)	(952)	23

See Accompanying Notes	Semiannual Report	September 30, 2008	91

Schedule of Investments  Mortgage Portfolio  (Cont.)

Interest Rate Swaps (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	JPM	$5,800	$(221)	$(232)	$11
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP	30,420	(1,158)	(426)	(732)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	387,400	(14,740)	(11,609)	(3,131)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS	655,330	(24,934)	(7,269)	(17,665)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA	218,900	(9,757)	8,315	(18,072)
Receive	30-Day USD-CMM Rate	5.000%	01/16/2009	MLP	130,000	3,262	365	2,897
Receive	30-Day USD-CMM Rate	4.500%	01/23/2009	MLP	26,000	1,936	1,461	475
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP	98,000	(2,307)	442	(2,749)

						$(58,725)	$(20,155)	$(38,570)

(j)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$93,500	$907	$750

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 6.500% due 12/01/2038	$90.000	12/04/2008	$210,000	$24	$18

(k)	Written options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$40,700	$889	$899

Transactions in written call and put options for the period ended September 30, 2008:
	Notional Amount	Premium
Balance at 03/31/2008	$40,700	$889
Sales	0	0
Closing Buys	0	0
Expirations	0	0
Exercised	0	0

Balance at 09/30/2008	$40,700	$889

(l)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.000%	10/01/2038	$1,540,000	$1,525,386	$1,498,853
Fannie Mae	5.500%	10/01/2038	3,089,000	3,105,998	3,076,934
Fannie Mae	6.000%	10/01/2038	734,400	741,341	743,235
Fannie Mae	6.500%	10/01/2038	353,000	365,970	361,770
Freddie Mac	4.500%	10/01/2023	12,000	11,771	11,681
Freddie Mac	5.000%	10/01/2038	305,000	303,972	296,851
Freddie Mac	5.500%	10/01/2038	136,000	136,886	135,129
Ginnie Mae	5.500%	10/01/2038	358,600	361,224	358,320
U.S. Treasury Notes	3.500%	02/15/2018	336,000	327,509	331,238
U.S. Treasury Notes	3.875%	05/15/2018	189,500	189,221	192,357
U.S. Treasury Notes	4.000%	08/15/2018	23,300	23,512	23,704
U.S. Treasury Notes	4.250%	11/15/2017	28,100	28,342	29,552
U.S. Treasury Notes	4.750%	08/15/2017	275,234	297,523	296,873

				$7,418,655	$7,356,497

(6)	Market value includes $6,231 of interest payable on short sales.

92	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$2,242	$29,296,774	$122,696	$29,421,712
Short Sales, at value	0	(7,350,267)	0	(7,350,267)
Other Financial Instruments ++	5,664	(116,897)	24,409	(86,824)

Total	$7,906	$21,829,610	$147,105	$21,984,621

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$84,606	$106,635	$146	$(13,587)	$11,334	$(66,438)	$122,696
Other Financial Instruments ++	73,699	0	0	0	(43,178)	(6,112)	24,409

Total	$158,305	$106,635	$146	$(13,587)	$(31,844)	$(72,550)	$147,105

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	93

Schedule of Investments  Municipal Sector Portfolio

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.3%

Bank of America Corp.
8.000% due 12/29/2049	$2,600	$2,061

Citigroup, Inc.
8.400% due 04/29/2049	1,100	750

JPMorgan Chase & Co.
7.900% due 04/29/2049	1,100	929

Wachovia Corp.
7.980% due 02/28/2049	1,100	460

Total Corporate Bonds & Notes (Cost $5,895)		4,200

MUNICIPAL BONDS & NOTES 118.4%

CALIFORNIA 29.8%

Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	5,000	977

California State Association of Bay Area Governments Financing Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	5,000	4,902

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	12,500	10,415

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2032	6,000	5,498
5.000% due 06/01/2037	500	453
5.000% due 11/01/2037	400	362

California State Health Facilities Financing Authority Revenue Bonds, (MBIA-IBC Insured), Series 2007
5.000% due 11/15/2042	13,750	12,056

California State Hollister Joint Powers Financing Authority Revenue Bonds, (FSA Insured), Series 2006
4.500% due 06/01/2037	1,870	1,496

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.125% due 06/01/2046	9,500	6,714

California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	700	641

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	2,600	1,718
5.750% due 06/01/2047	3,190	2,350

Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2027	2,200	2,119
5.000% due 08/01/2032	3,400	3,214

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	2,600	2,477

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023	4,900	4,328

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025	4,400	3,819
4.500% due 01/01/2028	5,300	4,499

Los Gatos, California Union School District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 08/01/2030	510	500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Norco, California Redevelopment Agency Tax Allocation Bonds, (Radian Insured), Series 2004
5.000% due 03/01/2032	$1,000	$839

Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	11,900	10,354

Salinas, California Union High School District General Obligation Bonds, (FGIC Insured), Series 2003
0.000% due 10/01/2027	1,000	300

San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	3,000	2,811

San Francisco, California City & County Public Utilities Commission Revenue Bonds, (FSA Insured), Series 2006
4.750% due 11/01/2036	10,000	8,654

Santa Monica-Malibu, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2022	5,000	2,238

Southern California State Metropolitan Water District Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	500	475

Southern California State Public Power Authority Revenue Bonds, (FGIC Insured), Series 1988
0.000% due 07/01/2014	8,155	6,518

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	71

		100,798

COLORADO 5.3%

Colorado State Certificates of Participation Bonds, (MBIA Insured), Series 2005
5.000% due 11/01/2030 (c)	8,000	7,327

Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	2,930	1,358

El Paso County, Colorado Single-Family Mortgage Revenue Bonds, Series 1984
0.000% due 09/01/2015	2,000	1,503

Regional Transportation District of Colorado State Revenue Bonds, (AMBAC Insured), Series 2006
4.500% due 11/01/2032	9,085	7,812

		18,000

CONNECTICUT 0.5%

Connecticut State Revenue Bonds, Series 2006
5.000% due 07/01/2024	1,750	1,737

FLORIDA 3.4%

Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 06/01/2037	100	86

Florida State General Obligation Bonds, Series 2008
5.250% due 07/01/2037	1,800	1,740

Florida State Keys Aqueduct Authority Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 09/01/2037	4,850	4,283

Palm Beach County, Florida Solid Waste Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 10/01/2014	7,000	5,456

		11,565

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HAWAII 0.3%

Honolulu, Hawaii Revenue Bonds, (FGIC Insured), Series 1998
4.750% due 07/01/2028	$1,000	$894

IDAHO 0.2%

Idaho State Health Facilities Authority Revenue Bonds, (Radian Insured), Series 2005
5.000% due 09/01/2035	1,000	790

ILLINOIS 7.8%

Boone, McHenry & Dekalb Counties, Illinois Community Unit School Dist No. 100 General Obligation Bonds, (MBIA Insured), Series 2005
0.000% due 12/01/2019	5,195	2,861
0.000% due 12/01/2020	6,550	3,298

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	596

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2023 (b)	5,965	5,609

Chicago, Illinois O’Hare International Airport Revenue Bonds, (FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	4,612

Chicago, Illinois Revenue Bonds, (FHA/GNMA Insured), Series 2007
4.625% due 09/20/2037	1,725	1,310

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	800	755

Illinois State Finance Authority Revenue Bonds, Series 1991
0.000% due 07/15/2025	10,000	3,781

Illinois State Municipal Electric Agency Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 02/01/2035	4,000	3,456

		26,278

INDIANA 1.6%

Indiana State Ball State University Revenue Bonds, (FSA Insured), Series 2004
5.500% due 07/01/2020	475	506

Indiana State Purdue University Revenue Bonds, Series 2006
5.000% due 07/01/2022	5,000	4,927

		5,433

LOUISIANA 4.1%

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	16,160	13,877

MARYLAND 0.2%

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2027	1,000	837

MASSACHUSETTS 1.9%

Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
5.063% due 11/01/2019	2,000	1,765

Massachusetts State Housing Finance Agency Revenue Bonds, Series 2003
5.000% due 06/01/2034 (c)	5,000	4,309

94	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2034	$250	$236

		6,310

MICHIGAN 5.1%

Detroit, Michigan Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2034	125	105

Michigan State Building Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 10/15/2020	9,905	10,562

Michigan State Higher Education Student Loan Authority Revenue Bonds, (AMBAC Insured), Series 2005
4.875% due 03/01/2030	8,500	6,480

		17,147

MISSISSIPPI 0.9%

Mississippi State Housing Finance Corp. Revenue Bonds, Series 1983
0.000% due 06/01/2015	4,180	3,169

MISSOURI 0.5%

Lees Summit, Missouri Industrial Development Authority Revenue Notes, Series 2007
5.000% due 08/15/2010	520	517

Missouri State Housing Development Commission Revenue Bonds, (FHLMC/FNMA/GNMA Insured), Series 2007
4.750% due 09/01/2032	475	369

St. Louis, Missouri Industrial Development Authority Revenue Bonds, Series 2007
4.875% due 03/01/2032	1,000	759

		1,645

NEVADA 6.3%

Clark County, Nevada General Obligation Bonds, (FGIC Insured), Series 2006
4.750% due 11/01/2035 (c)	25,000	21,342

NEW JERSEY 2.6%

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.000% due 11/01/2028	2,480	2,072

New Jersey State Educational Facilities Authority Revenue Bonds, (Radian Insured), Series 2004
5.250% due 07/01/2034	2,000	1,692

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
5.750% due 06/01/2032	760	813

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	100	69
5.000% due 06/01/2041	6,400	4,063

		8,709

NEW YORK 5.6%

New York City, New York General Obligation Bonds, (MBIA Insured), Series 1999
5.125% due 05/15/2029	4,865	4,596

New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA Insured), Series 2005
2.010% due 06/15/2034	850	779

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
5.000% due 06/15/2031 (c)	$10,000	$9,454

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2037	3,800	3,516

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
3.640% due 08/15/2022	750	692

		19,037

OHIO 3.6%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	200	153
5.875% due 06/01/2030	400	328
5.875% due 06/01/2047	9,800	7,421
6.000% due 06/01/2042	5,600	4,347

		12,249

OREGON 2.2%

Clackamas County, Oregon School District No. 12 General Obligation Bonds, (FSA Insured), Series 2007
0.000% due 06/15/2019 (b)	1,000	888
0.000% due 06/15/2020 (b)	4,140	3,616
0.000% due 06/15/2021 (b)	3,665	3,138

		7,642

PUERTO RICO 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	1,400	74

RHODE ISLAND 0.8%

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,925	2,551

SOUTH CAROLINA 2.4%

Lexington, South Carolina Health Services District Revenue Bonds, Series 2004
5.500% due 05/01/2037	1,500	1,641

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	6,000	6,329

		7,970

TENNESSEE 1.2%

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2024	3,500	2,667
5.000% due 02/01/2027	2,000	1,474

		4,141

TEXAS 26.0%

Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
5.000% due 02/15/2024	20	20

Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 05/15/2035 (c)	10,000	9,206

Austin, Texas Water and Wastewater Utilities Revenue Bonds, (XLCA Insured), Series 2007
5.000% due 11/15/2032	4,500	4,014

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Carrollton-Farmers Branch, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
4.750% due 02/15/2032	$5,000	$4,476

Dallas, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2006
4.750% due 08/15/2032	2,000	1,789

Houston, Texas Higher Education Finance Corp. Revenue Bonds, Series 2007
4.750% due 05/15/2037	7,725	6,795

Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
4.750% due 02/15/2026 (c)	1,500	1,393

Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2007
5.000% due 11/15/2036	200	174

Lancaster, Texas Independent School District General Obligation Bonds, (FSA Insured), Series 2006
0.000% due 02/15/2024	2,250	864

San Antonio, Texas General Obligation Notes, Series 2001
5.000% due 08/01/2010	50	52

San Antonio, Texas Utilities Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 02/01/2030 (c)	7,070	6,383

San Antonio, Texas Water Revenue Bonds, (MBIA Insured), Series 2005
4.750% due 05/15/2037	3,000	2,574
4.750% due 05/15/2038 (c)	25,000	21,388

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	4,500	4,056

Tarrant, Texas Regional Water District Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 03/01/2029	5,000	4,259

Texas State Capital Area Housing Finance Corp. Revenue Bonds, (FHA/VA Private Insured), Series 1984
0.000% due 01/01/2016	6,060	4,368

Texas State Transportation Commission Revenue Bonds, Series 2006
4.750% due 04/01/2024	11,445	10,637

University of Texas Revenue Bonds, Series 2006
4.750% due 08/15/2028	6,020	5,466

		87,914

VIRGINIA 0.2%

Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.500% due 06/01/2026	700	740

WASHINGTON 3.7%

King County, Washington General Obligation Bonds, (FGIC Insured), Series 2005
2.230% due 01/01/2035	5,680	4,334

King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	400	354

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2026	10,480	3,466

Washington State General Obligation Bonds, (FGIC Insured), Series 2003
0.000% due 06/01/2016	6,230	4,341

		12,495

See Accompanying Notes	Semiannual Report	September 30, 2008	95

Schedule of Investments  Municipal Sector Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
WEST VIRGINIA 1.2%

Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	$3,250	$2,525

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,870	1,605

		4,130

WISCONSIN 1.0%

Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2027	2,455	2,478
6.375% due 06/01/2032	250	237

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2006
5.000% due 05/01/2037	$200	$171

Wisconsin State Housing & Economic Development Authority Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 11/01/2012	35	35

Wisconsin State Housing & Economic Development Authority Revenue Notes, (MBIA Insured), Series 2002
4.600% due 05/01/2011	585	591

		3,512

Total Municipal Bonds & Notes (Cost $442,104)		400,986

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 1.7%

U.S. TREASURY BILLS 1.7%
1.253% due 11/28/2008 - 12/26/2008 (a)(d)	$5,870	$5,829

Total Short-Term Instruments (Cost $5,855)		5,829

Total Investments 121.4% (Cost $453,854)		$411,015

Other Assets and Liabilities (Net) (21.4%)		(72,398)

Net Assets 100.0%		$338,617

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Security becomes interest bearing at a future date.
(c)	Securities represent fixed-rate municipal bonds transferred to a trust in a financing transaction in which the Portfolio acquired Residual Interest Municipal Bonds. Refer to Note 2(n) in the Notes to Financial Statements for additional information.
(d)	Securities with an aggregate market value of $5,580 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
MCDX 5 Year Index	0.350%	06/20/2013	GSC	$152,700	$(3,530)	$(2,557)	$(973)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP	$3,500	$(127)	$14	$(141)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY	23,800	(1,061)	208	(1,269)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI	26,600	(1,186)	186	(1,372)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC	15,600	(695)	163	(858)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS	4,900	(219)	46	(265)

						$(3,288)	$617	$(3,905)

(f)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$406,681	$4,334	$411,015
Other Financial Instruments ++	0	(4,878)	0	(4,878)

Total	$0	$401,803	$4,334	$406,137

96	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$2,285	$(555)	$0	$(1,725)	$4,329	$4,334
Other Financial Instruments ++	0	0	0	0	0	0	0

Total	$0	$2,285	$(555)	$0	$(1,725)	$4,329	$4,334

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	97

Schedule of Investments  Real Return Portfolio

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 21.2%

BANKING & FINANCE 17.2%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$2,100	$2,029

American Express Bank FSB
5.500% due 04/16/2013	700	641
6.000% due 09/13/2017	2,300	1,924

American Express Centurion Bank
6.000% due 09/13/2017	2,200	1,844

American Express Co.
7.000% due 03/19/2018	1,200	1,061
8.150% due 03/19/2038	340	304

American International Group, Inc.
8.175% due 05/15/2058	1,100	176

ANZ National International Ltd.
6.200% due 07/19/2013	1,500	1,490

Bank of America Corp.
5.650% due 05/01/2018	100	84
8.000% due 12/29/2049	800	634

Bank of America N.A.
3.404% due 05/12/2010	300	296

Barclays Bank PLC
5.450% due 09/12/2012	6,200	6,188
7.434% due 09/29/2049	600	489
7.700% due 04/29/2049	1,700	1,498

Bear Stearns Cos. LLC
6.950% due 08/10/2012	2,200	2,224
7.250% due 02/01/2018	1,000	964

Capital One Financial Corp.
6.750% due 09/15/2017	4,900	4,320

Citigroup Capital XXI
8.300% due 12/21/2077	1,100	820

Citigroup Funding, Inc.
3.852% due 05/07/2010	5,900	5,566

Citigroup, Inc.
2.836% due 01/30/2009	600	594
8.400% due 04/29/2049	2,300	1,568

GATX Financial Corp.
5.800% due 03/01/2016	1,000	987

General Electric Capital Corp.
2.859% due 12/12/2008	600	598
5.875% due 01/14/2038	1,000	738

Goldman Sachs Group, Inc.
6.150% due 04/01/2018	1,000	833
6.750% due 10/01/2037	5,200	3,473

Merna Reinsurance Ltd.
4.412% due 07/07/2010	4,000	3,796

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	4,000	3,545

Metropolitan Life Global Funding I
5.125% due 04/10/2013	600	584

Morgan Stanley
6.625% due 04/01/2018	1,500	994

National Australia Bank Ltd.
5.350% due 06/12/2013	1,300	1,250

New York Life Global Funding
4.650% due 05/09/2013	1,500	1,501

Pacific Life Global Funding
5.150% due 04/15/2013	500	500

Prudential Financial, Inc.
7.350% due 06/10/2013	1,400	1,342

Rabobank Nederland NV
2.811% due 01/15/2009	500	500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

UBS AG
5.750% due 04/25/2018	$2,700	$2,353
5.875% due 12/20/2017	1,000	889

Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008	1,400	1,399

Vita Capital Ltd.
3.691% due 01/01/2010	300	294

Vita Capital III Ltd.
3.911% due 01/01/2012	600	573

Wachovia Bank N.A.
2.881% due 12/02/2010	2,100	1,582

Wachovia Corp.
5.500% due 05/01/2013	3,900	3,230

Wells Fargo & Co.
4.375% due 01/31/2013	900	828

		66,503

INDUSTRIALS 3.4%

Cigna Corp.
6.350% due 03/15/2018	2,000	1,905

Kraft Foods, Inc.
6.000% due 02/11/2013	800	796
6.125% due 02/01/2018	900	844

Oracle Corp.
5.750% due 04/15/2018	1,300	1,209

Philip Morris International, Inc.
5.650% due 05/16/2018	3,500	3,241

Rockies Express Pipeline LLC
5.100% due 08/20/2009	5,000	4,997

		12,992

UTILITIES 0.6%

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	640	640

Exelon Corp.
4.900% due 06/15/2015	1,000	881

Public Service Electric & Gas Co.
5.300% due 05/01/2018	600	561

		2,082

Total Corporate Bonds & Notes (Cost $91,495)		81,577

MUNICIPAL BONDS & NOTES 2.2%

Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.375% due 06/01/2032	1,000	947

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	1,900	1,720

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	210	209

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	300	265

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038	700	654

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	485	464

University of California Revenue Bonds, (FSA/FGIC Insured), Series 2007
5.000% due 05/15/2037	2,700	2,396

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	$1,060	$1,023

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	985	846

Total Municipal Bonds & Notes (Cost $9,249)		8,524

U.S. GOVERNMENT AGENCIES 66.8%

Fannie Mae
4.278% due 09/01/2044 - 10/01/2044	198	197
4.655% due 01/01/2035	325	329
5.000% due 01/01/2037 - 11/01/2038	17,141	16,676
5.093% due 04/01/2035	421	423
5.163% due 09/01/2018	51	51
5.500% due 09/01/2023 - 10/01/2038	103,952	103,727
6.000% due 04/01/2036 - 10/01/2038	30,820	31,249

Freddie Mac
2.838% due 12/15/2030	229	225
3.247% due 12/25/2036	3,247	3,126
3.487% due 09/25/2031	73	68
4.500% due 05/15/2017	228	228
5.000% due 02/15/2020	4,191	4,229
5.500% due 05/15/2016 - 04/01/2038	61,558	61,370
6.000% due 10/01/2037 - 09/01/2038	35,185	35,658

Ginnie Mae
6.000% due 10/01/2038	1,000	1,014
6.500% due 05/15/2026 - 06/15/2028	74	76

Total U.S. Government Agencies (Cost $255,644)		258,646

U.S. TREASURY OBLIGATIONS 145.3%

Treasury Inflation Protected Securities (b)
1.625% due 01/15/2015	5,178	5,038
1.625% due 01/15/2018	3,035	2,868
1.750% due 01/15/2028	4,826	4,195
1.875% due 07/15/2013	28,647	28,551
1.875% due 07/15/2015	67,591	66,461
2.000% due 04/15/2012	14,261	14,291
2.000% due 01/15/2014	2,610	2,603
2.000% due 01/15/2016	255	251
2.000% due 01/15/2026	20,747	18,896
2.375% due 01/15/2025	54,165	52,358
2.375% due 01/15/2027	7,581	7,305
2.500% due 07/15/2016	38,146	38,945
2.625% due 07/15/2017	5,624	5,783
3.000% due 07/15/2012	40,566	42,195
3.375% due 01/15/2012	12,346	12,945
3.500% due 01/15/2011	36,780	38,234
3.625% due 04/15/2028	19,129	21,917
3.875% due 04/15/2029 .	22,048	26,244

U.S. Treasury Bonds
4.375% due 02/15/2038	12,000	11,992
5.000% due 05/15/2037	3,800	4,213

U.S. Treasury Notes
2.500% due 03/31/2013	19,800	19,501
3.375% due 07/31/2013	119,300	121,621
4.875% due 05/31/2011	15,000	16,025

Total U.S. Treasury Obligations (Cost $569,888)		562,432

98	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 4.2%

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	$2,498	$2,347
4.150% due 08/25/2035	505	476
4.550% due 08/25/2035	874	836
4.767% due 11/25/2030	259	254

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	79	71
4.248% due 08/25/2035	706	673
4.748% due 08/25/2035	623	593
4.900% due 12/25/2035	107	102

Countrywide Home Loan Mortgage Pass-Through Trust
3.547% due 06/25/2035	833	699

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	4,504	3,875

GSR Mortgage Loan Trust
4.539% due 09/25/2035	1,269	1,087

Lehman XS Trust
3.287% due 07/25/2046	158	156

MLCC Mortgage Investors, Inc.
4.709% due 12/25/2034	4,032	3,752

WaMu Mortgage Pass-Through Certificates
3.467% due 11/25/2045	302	192
3.497% due 10/25/2045	1,802	1,143

Total Mortgage-Backed Securities (Cost $18,335)		16,256

ASSET-BACKED SECURITIES 0.2%

Bear Stearns Asset-Backed Securities Trust
3.657% due 03/25/2043	110	107

Structured Asset Securities Corp.
4.900% due 04/25/2035	792	525

Total Asset-Backed Securities (Cost $896)		632

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.3%

Export-Import Bank of Korea
3.011% due 10/04/2011		$1,300	$1,304

Total Sovereign Issues (Cost $1,299)			1,304

FOREIGN CURRENCY-DENOMINATED ISSUES 2.5%

France Government Bond
1.800% due 07/25/2040 (b)	EUR	106	132

General Electric Capital Corp.
5.500% due 09/15/2067		100	85
6.500% due 09/15/2067	GBP	4,500	4,790

Pylon Ltd.
6.469% due 12/18/2008	EUR	3,200	4,479

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		400	364

Total Foreign Currency-Denominated Issues (Cost $13,720)			9,850

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

Wachovia Corp.
7.500% due 12/31/2049		400	157

Total Convertible Preferred Stocks (Cost $400)			157

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 16.6%

CERTIFICATES OF DEPOSIT 0.2%

Skandinaviska Enskilda Banken AB
2.794% due 02/13/2009		$700	699

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 2.8%

JPMorgan Chase & Co.
0.000% due 10/01/2008	$10,800	$10,800

REPURCHASE AGREEMENTS 2.2%

JPMorgan Chase Bank N.A.
0.100% due 10/06/2008	6,549	6,549
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 4.125% due 08/31/2012 valued at $6,566. Repurchase proceeds are $6,549.)

State Street Bank and Trust Co.
1.000% due 10/01/2008	1,824	1,824
(Dated 09/30/2008. Collateralized by Freddie Mac 0.000% due 11/10/2008 valued at $1,864. Repurchase proceeds are $1,824.)

		8,373

U.S. TREASURY BILLS 11.4%
1.054% due 10/16/2008 - 12/26/2008 (a)(c)(d)(e)	44,520	44,255

Total Short-Term Instruments (Cost $64,314)		64,127

PURCHASED OPTIONS (h) 0.0%
(Cost $206)		142

Total Investments 259.3% (Cost $1,025,446)		$1,003,647

Written Options (i) (0.3%) (Premiums $1,043)		(1,376)

Other Assets and Liabilities (Net) (159.0%)		(615,262)

Net Assets 100.0%		$387,009

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $27,716 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(d)	Securities with an aggregate market value of $7,431 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(e)	Securities with an aggregate market value of $3,280 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(f)	Cash of $6,507 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	80	$22
90-Day Euribor June Futures	Long	06/2009	217	(167)
90-Day Euribor March Futures	Long	03/2009	55	(56)
90-Day Euribor September Futures	Long	09/2009	80	44
90-Day Eurodollar December Futures	Long	12/2008	23	(5)
90-Day Eurodollar December Futures	Long	12/2009	336	266
90-Day Eurodollar June Futures	Long	06/2009	74	47
90-Day Eurodollar June Futures	Long	06/2010	30	31
90-Day Eurodollar March Futures	Long	03/2010	239	180
90-Day Eurodollar September Futures	Long	09/2009	639	894
Euro-Bund 10-Year Bond December Futures	Short	12/2008	138	(152)
Euro-Schatz December Futures	Long	12/2008	57	48
U.S. Treasury 2-Year Note December Futures	Short	12/2008	341	(255)
U.S. Treasury 5-Year Note December Futures	Short	12/2008	296	(102)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	160	(291)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	189	329
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	71	42
United Kingdom Government 10-Year Bond December Futures	Short	12/2008	62	(52)

				$823

See Accompanying Notes	Semiannual Report	September 30, 2008	99

Schedule of Investments  Real Return Portfolio  (Cont.)

(g)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc. 5.875% due 10/15/2012	(0.529%)	12/20/2012	GSC	0.880%	$400	$6	$0	$6
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(2.180%)	03/20/2018	BNP	1.400%	1,000	(56)	0	(56)
Black & Decker Corp. 7.125% due 06/01/2011	(0.680%)	12/20/2012	BOA	1.106%	8,100	130	0	130
Capital One Financial Corp. 6.250% due 11/15/2013	(1.150%)	09/20/2012	JPM	4.685%	4,900	546	0	546
Cigna Corp. 6.350% due 03/15/2018	(1.210%)	03/20/2018	MSC	0.662%	2,000	(84)	0	(84)
Clorox Co. 6.125% due 02/01/2011	(0.470%)	12/20/2012	CITI	0.696%	500	4	0	4
ConAgra Foods, Inc. 7.000% due 10/01/2028	(0.299%)	12/20/2012	GSC	0.445%	400	2	0	2
Exelon Corp. 4.900% due 06/15/2015	(0.960%)	06/20/2015	CITI	2.727%	1,000	92	0	92
GATX Financial Corp. 5.800% due 03/01/2016	(1.070%)	03/20/2016	CITI	1.884%	1,000	47	0	47
Kimberly-Clark Corp. 6.875% due 02/15/2014	(0.320%)	12/20/2012	BEAR	0.404%	3,000	10	0	10
Kroger Co. 5.500% due 02/01/2013	(0.360%)	12/20/2012	BNP	0.571%	600	5	0	5
Lowe’s Cos., Inc. 8.250% due 06/01/2010	(0.530%)	12/20/2012	BOA	0.707%	10,000	67	0	67
Marriott International, Inc. 4.625% due 06/15/2012	(0.640%)	12/20/2012	CSFB	2.487%	400	27	0	27
Marriott International, Inc. 4.625% due 06/15/2012	(0.640%)	12/20/2012	GSC	2.487%	1,300	88	0	88
Mattel, Inc. 6.125% due 06/15/2011	(0.868%)	12/20/2012	BOA	0.679%	5,000	(38)	0	(38)
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	(0.319%)	12/20/2012	GSC	0.902%	300	7	0	7
Nordstrom, Inc. 6.950% due 03/15/2028	(0.610%)	12/20/2012	MSC	1.377%	600	17	0	17
Safeway, Inc. 5.800% due 08/15/2012	(0.340%)	12/20/2012	BNP	0.597%	800	8	0	8
Sherwin-Williams Co. 7.375% due 02/01/2027	(0.430%)	12/20/2012	BOA	0.724%	700	8	0	8
Staples, Inc. 7.375% due 10/01/2012	(0.700%)	12/20/2012	MSC	1.373%	500	13	0	13
TJX Cos., Inc. 7.450% due 12/15/2009	(0.460%)	12/20/2012	MSC	0.517%	600	1	0	1
Whirlpool Corp. 7.750% due 07/15/2016	(0.680%)	12/20/2012	BNP	1.034%	700	10	0	10

						$910	$0	$910

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.720%	09/20/2012	CITI	1.357%	$400	$(9)	$0	$(9)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.720%	09/20/2012	JPM	1.357%	600	(14)	0	(14)
Fannie Mae 5.250% due 08/01/2012	1.401%	03/20/2013	BNP	Defaulted	1,000	(35)	0	(35)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.965%	09/20/2012	BCLY	Defaulted	4,900	(4,139)	0	(4,139)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.900%	09/20/2012	BNP	Defaulted	3,800	(3,210)	0	(3,210)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	1.120%	09/20/2012	BNP	Defaulted	300	(253)	0	(253)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	1.200%	09/20/2012	BNP	Defaulted	300	(253)	0	(253)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.700%	09/20/2012	JPM	Defaulted	600	(507)	0	(507)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.950%	09/20/2012	JPM	Defaulted	6,300	(5,322)	0	(5,322)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.660%	09/20/2012	RBS	Defaulted	500	(422)	0	(422)

						$(14,164)	$0	$(14,164)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BCLY	$22,500	$1,225	$153	$1,072
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BOA	3,400	185	15	170
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	GSC	3,000	163	15	148
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	JPM	1,600	87	7	80
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	MSC	8,800	479	103	376
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	31,800	176	(150)	326
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	12,700	70	(127)	197
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MLP	10,400	57	(64)	121
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	9,800	55	(51)	106

					$2,497	$(99)	$2,596

100	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.HY-9 Index 25-35%	6.350%	12/20/2012	DUB	$1,400	$14	$0	$14
CDX.HY-9 Index 25-35%	6.450%	12/20/2012	JPM	700	9	0	9
CDX.HY-9 Index 25-35%	6.510%	12/20/2012	MLP	100	1	0	1
CDX.IG-9 5 Year Index	0.600%	12/20/2012	GSC	800	(35)	(35)	0
CDX.IG-9 5 Year Index 15-30%	0.990%	12/20/2012	DUB	2,400	11	0	11
CDX.IG-9 5 Year Index 30-100%	0.760%	12/20/2012	DUB	2,300	31	0	31
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	4,270	(444)	(656)	212

					$(413)	$(691)	$278

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		$24,700	$(145)	$(406)	$261
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		19,400	(115)	(352)	237
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		96,900	(571)	(1,175)	604
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		26,000	(989)	680	(1,669)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		3,100	(118)	(103)	(15)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		58,600	(2,229)	(1,906)	(323)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	JPM		14,200	(541)	369	(910)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		24,300	(925)	(777)	(148)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		1,100	(42)	(16)	(26)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		94,300	(3,588)	(1,981)	(1,607)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		200	(7)	(12)	5
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		500	(23)	(21)	(2)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		1,300	(58)	(23)	(35)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	GSC		4,500	(200)	(144)	(56)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		1,900	(85)	(50)	(35)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		300	(13)	(19)	6
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		1,100	(49)	(76)	27
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	BCLY	AUD	11,300	66	6	60
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	MSC		12,000	70	6	64
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB		16,200	(50)	(14)	(36)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	JPM		2,700	(9)	(2)	(7)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	RBC		8,600	(27)	(10)	(17)
Pay	6-Month AUD Bank Bill	7.000%	06/15/2010	DUB		34,600	166	2	164
Receive	6-Month AUD Bank Bill	6.750%	12/15/2017	BCLY		1,400	(32)	1	(33)
Receive	6-Month AUD Bank Bill	6.750%	12/15/2017	MSC		1,500	(34)	1	(35)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	9,500	(148)	(98)	(50)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	MSC		25,600	(83)	(67)	(16)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		$10,300	$179	$174	$5
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	CSFB		3,700	(49)	(115)	66
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		10,800	(142)	(343)	201
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		1,500	38	37	1
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	CSFB		1,500	38	32	6
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		2,200	178	68	110
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	BCLY		1,200	(202)	(122)	(80)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	GSC		800	(135)	(92)	(43)
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	2,500,000	(5)	(54)	49
Receive	EUR-HICP ex-Tobacco Index	2.275%	10/15/2016	UBS	EUR	2,200	(39)	0	(39)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP		1,800	(15)	0	(15)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY		1,600	(12)	(4)	(8)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		1,600	(7)	0	(7)
Pay	France CPI ex-Tobacco Index	2.028%	10/15/2011	JPM		3,700	(83)	0	(83)
Pay	France CPI ex-Tobacco Index	2.095%	10/15/2011	UBS		6,900	(121)	0	(121)
Pay	France CPI ex-Tobacco Index	1.970%	12/15/2011	JPM		2,000	(70)	0	(70)
Pay	France CPI ex-Tobacco Index	1.976%	12/15/2011	GSC		4,500	(167)	(9)	(158)

See Accompanying Notes	Semiannual Report	September 30, 2008	101

Schedule of Investments  Real Return Portfolio  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	France CPI ex-Tobacco Index	1.988%	12/15/2011	BNP	EUR	4,500	$(143)	$0	$(143)
Pay	France CPI ex-Tobacco Index	2.138%	01/19/2016	BCLY		4,000	(165)	0	(165)
Pay	France CPI ex-Tobacco Index	2.350%	10/15/2016	UBS		2,200	(39)	0	(39)
Pay	France CPI ex-Tobacco Index	2.353%	10/15/2016	JPM		1,900	(28)	0	(28)
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY	GBP	3,200	(267)	13	(280)
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		3,600	(336)	1	(337)
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		100	(11)	0	(11)
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		1,100	(203)	0	(203)
Pay	USD-CPI Urban Consumers Index	2.980%	03/06/2018	MSC		$4,800	201	0	201

							$(11,384)	$(6,601)	$(4,783)

(h)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note December Futures	$111.500	11/21/2008	91	$2	$1
Call - CBOT U.S. Treasury 2-Year Note December Futures	112.000	11/21/2008	250	4	4
Call - CBOT U.S. Treasury 5-Year Note December Futures	123.500	11/21/2008	1,260	23	21
Call - CBOT U.S. Treasury 10-Year Note December Futures	140.000	11/21/2008	332	3	5
Call - CBOT U.S. Treasury 30-Year Bond December Futures	147.000	11/21/2008	81	1	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	96.000	11/21/2008	100	2	2
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	2,007	4	3

				$39	$37

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$1,800	$19	$13
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,000	11	8
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	900	10	7
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,800	40	28
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	1,700	18	18

							$98	$74

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 11/01/2038	$106.000	11/06/2008	$57,000	$7	$0
Call - OTC Fannie Mae 5.500% due 10/01/2038	106.000	10/07/2008	21,200	2	0
Call - OTC Fannie Mae 5.500% due 12/01/2038	107.000	12/04/2008	76,200	9	0
Put - OTC Fannie Mae 5.000% due 12/01/2038	72.000	12/04/2008	17,000	2	0
Put - OTC Fannie Mae 5.500% due 12/01/2038	75.000	12/04/2008	23,900	3	0
Put - OTC Fannie Mae 6.000% due 10/01/2038	85.000	10/07/2008	25,100	3	0
Put - OTC Freddie Mac 6.000% due 10/01/2038	87.000	10/15/2008	35,400	4	0
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	88.000	10/22/2008	20,000	1	1
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2015	87.000	12/05/2008	67,000	16	14
Put - OTC Treasury Inflation Protected Securities 2.500% due 07/15/2016	94.750	10/27/2008	21,000	2	3
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	100.016	10/06/2008	39,400	3	0
Put - OTC Treasury Inflation Protected Securities 3.375% due 01/15/2012	101.016	10/06/2008	12,300	1	0
Put - OTC Treasury Inflation Protected Securities 3.375% due 07/15/2013	89.000	01/09/2009	119,300	14	12
Put - OTC Treasury Inflation Protected Securities 3.500% due 01/15/2011	96.000	10/22/2008	30,000	2	1

				$69	$31

(i)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	126	$84	$102
Call - CBOT U.S. Treasury 10-Year Note December Futures	119.000	11/21/2008	3	2	2
Call - CBOT U.S. Treasury 30-Year Bond December Futures	120.000	11/21/2008	14	12	21
Call - CBOT U.S. Treasury 30-Year Bond December Futures	121.000	11/21/2008	18	16	22
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	107	55	138
Put - CBOT U.S. Treasury 30-Year Bond December Futures	111.000	11/21/2008	14	10	10

				$179	$295

102	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	$400	$10	$8
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	300	10	8
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	6,000	193	344
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	6,000	193	152
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	300	10	9
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	300	10	9
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,300	42	36
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	600	18	19
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	6,000	189	344
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	6,000	189	152

							$864	$1,081

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	429	$157,200	$5,002
Sales	1,134	3,200	958
Closing Buys	(721)	(117,800)	(3,812)
Expirations	(560)	(15,400)	(1,105)
Exercised	0	0	0

Balance at 09/30/2008	282	$27,200	$1,043

(j)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.500%	10/01/2038	$80,000	$78,728	$79,687
Freddie Mac	5.500%	10/01/2038	40,000	39,689	39,744
U.S. Treasury Bonds	4.375%	02/15/2038	12,000	11,782	12,321
U.S. Treasury Bonds	5.000%	05/15/2037	7,600	8,421	8,573
U.S. Treasury Notes	2.500%	03/31/2013	20,400	19,939	20,218
U.S. Treasury Notes	3.500%	02/15/2018	4,960	4,835	4,890
U.S. Treasury Notes	3.625%	12/31/2012	1,830	1,896	1,914
U.S. Treasury Notes	4.125%	08/31/2012	6,200	6,510	6,564
U.S. Treasury Notes	4.250%	11/15/2017	2,130	2,231	2,242
U.S. Treasury Notes	4.500%	02/15/2016	18,400	19,785	19,752
U.S. Treasury Notes	4.875%	05/31/2011	15,000	15,846	16,271

				$209,662	$212,176

(6)	Market value includes $1,082 of interest payable on short sales.

(k)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CHF	MSC	891	12/2008	$9	$0	$9
Buy	EUR	BCLY	189	10/2008	0	(10)	(10)
Buy		BOA	1,160	10/2008	0	(79)	(79)
Buy		CITI	4,638	10/2008	16	(35)	(19)
Sell		CITI	4,041	10/2008	0	(13)	(13)
Buy		CSFB	441	10/2008	0	(27)	(27)
Buy		JPM	232	10/2008	0	(14)	(14)
Sell		UBS	6,660	10/2008	371	0	371
Buy	GBP	BCLY	239	10/2008	0	(14)	(14)
Buy		CITI	2,984	10/2008	0	(157)	(157)
Buy		JPM	657	10/2008	0	(51)	(51)
Buy		UBS	664	10/2008	0	(53)	(53)
Sell		UBS	7,854	11/2008	271	0	271
Buy	JPY	BCLY	60,405	10/2008	0	(1)	(1)
Sell		BCLY	60,945	10/2008	4	0	4
Buy		DUB	60,088	10/2008	10	0	10
Sell		BCLY	60,405	11/2008	1	0	1

					$682	$(454)	$228

See Accompanying Notes	Semiannual Report	September 30, 2008	103

Schedule of Investments  Real Return Portfolio  (Cont.)

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$1,003,647	$0	$1,003,647
Short Sales, at value	0	(211,094)	0	(211,094)
Other Financial Instruments ++	823	(14,836)	(2,228)	(16,241)

Total	$823	$777,717	$(2,228)	$776,312

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	(592)	0	0	0	(883)	(753)	(2,228)

Total	$(592)	$0	$0	$0	$(883)	$(753)	$(2,228)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

104	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments Short-Term Portfolio	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 17.8%

BANKING & FINANCE 12.3%

ABX Financing Co.
5.750% due 10/15/2016	$3,000	$2,787

Allstate Life Global Funding II
3.461% due 05/21/2010	25,000	24,878

American Express Centurion Bank
2.568% due 07/13/2010	10,000	9,162

American International Group, Inc.
8.175% due 05/15/2058	3,000	481

BAE Systems Holdings, Inc.
6.400% due 12/15/2011	2,000	2,071

Bank of Scotland PLC
2.829% due 07/17/2009	8,500	8,449
2.875% due 12/08/2010	5,000	4,508

Bear Stearns Cos. LLC
6.950% due 08/10/2012	5,863	5,928

BHP Billiton Finance Ltd.
5.125% due 03/29/2012	3,000	2,962

CIT Group, Inc.
2.946% due 01/30/2009	6,600	5,947
5.000% due 11/24/2008	10,700	10,366

Citigroup Funding, Inc.
3.852% due 05/07/2010	23,000	21,698

CNA Financial Corp.
5.850% due 12/15/2014	3,000	2,810

Countrywide Financial Corp.
6.250% due 05/15/2016	5,000	3,565

Credit Suisse New York
5.000% due 05/15/2013	6,500	6,029

DBS Bank Ltd.
3.027% due 05/16/2017	25,000	21,284

FIA Card Services N.A.
4.625% due 08/03/2009	18,380	17,958

First Union National Bank of Florida
6.180% due 02/15/2036	600	414

General Electric Capital Corp.
2.886% due 10/21/2010	9,220	9,076

Glitnir Banki HF
3.255% due 01/18/2012	2,000	1,523

Goldman Sachs Group, Inc.
3.011% due 03/02/2010	2,000	1,871
3.129% due 07/23/2009	18,969	17,985
3.300% due 06/23/2009	10,000	9,507

HSBC Finance Corp.
2.846% due 10/21/2009	2,600	2,467
2.899% due 03/12/2010	13,300	12,487
6.375% due 10/15/2011	6,000	5,949

International Lease Finance Corp.
5.625% due 09/20/2013	5,000	3,252

iStar Financial, Inc.
5.950% due 10/15/2013	6,000	3,123

John Deere Capital Corp.
5.650% due 07/25/2011	2,000	2,048

Kaupthing Bank HF
6.125% due 10/04/2016	3,000	1,947

Landsbanki Islands HF
3.511% due 08/25/2009	3,000	2,590

Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)	4,000	520
6.200% due 09/26/2014 (a)	5,000	650
7.000% due 09/27/2027 (a)	2,000	260

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch & Co., Inc.
5.054% due 05/12/2010	$25,000	$24,125

Morgan Stanley
2.852% due 05/07/2009	12,700	11,013
2.881% due 01/15/2010	6,000	4,628
3.031% due 01/22/2009	2,000	1,946
3.235% due 10/18/2016	5,000	3,264
3.271% due 10/15/2015	3,000	1,639
4.904% due 05/14/2010	2,000	1,461

ORIX Corp.
5.480% due 11/22/2011	5,000	4,597

Rabobank Nederland NV
2.791% due 04/06/2009	800	799

Residential Capital LLC
8.000% due 02/22/2011	5,000	1,025

Santander U.S. Debt S.A. Unipersonal
2.874% due 11/20/2009	2,500	2,477

SLM Corp.
3.030% due 10/25/2011	8,000	5,108

Textron Financial Corp.
4.600% due 05/03/2010	2,000	2,003

UBS AG
2.789% due 07/23/2009	5,000	4,953
3.982% due 06/19/2010	25,000	24,956

Wachovia Mortgage FSB
2.842% due 05/08/2009	2,000	1,990

Wells Fargo & Co.
3.188% due 03/22/2010	12,000	11,890

Wells Fargo Capital XIII
7.700% due 12/29/2049	3,000	2,618

		337,044

INDUSTRIALS 4.6%

Alcan, Inc.
5.000% due 06/01/2015	2,500	2,308

AutoZone, Inc.
5.500% due 11/15/2015	2,500	2,340
5.875% due 10/15/2012	3,000	2,949

Avon Products, Inc.
5.125% due 01/15/2011	4,000	3,996

Boston Scientific Corp.
6.000% due 06/15/2011	2,500	2,375

Comcast Corp.
3.088% due 07/14/2009	900	881
5.300% due 01/15/2014	5,000	4,586

CVS Caremark Corp.
3.111% due 06/01/2010	25,000	23,952

Daimler Finance North America LLC
5.750% due 09/08/2011	14,000	13,848

EnCana Corp.
6.300% due 11/01/2011	2,500	2,550

HJ Heinz Co.
6.428% due 12/01/2020	6,800	6,812

Johnson Controls, Inc.
5.250% due 01/15/2011	5,000	5,061
5.500% due 01/15/2016	3,000	2,865

Kellogg Co.
6.600% due 04/01/2011	2,000	2,078

Kerr-McGee Corp.
6.875% due 09/15/2011	4,000	4,113

Kraft Foods, Inc.
5.625% due 11/01/2011	3,000	3,017

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Kroger Co.
5.500% due 02/01/2013	$4,000	$3,897

Lennar Corp.
5.950% due 10/17/2011	3,000	2,445

Newell Rubbermaid, Inc.
4.000% due 05/01/2010	2,100	2,066

Northwest Airlines, Inc.
7.150% due 10/01/2019	14,459	12,560

Sealed Air Corp.
5.625% due 07/15/2013	5,000	4,915

Time Warner, Inc.
5.875% due 11/15/2016	5,000	4,398

United Airlines, Inc.
6.636% due 07/02/2022	1,427	1,102

Viacom, Inc.
5.750% due 04/30/2011	3,000	2,916

Weatherford International Ltd.
4.950% due 10/15/2013	2,500	2,353

Weyerhaeuser Co.
4.198% due 09/24/2009	5,000	4,948

Wyeth
5.500% due 03/15/2013	2,500	2,529

		127,860

UTILITIES 0.9%

Consumers Energy Co.
5.000% due 02/15/2012	3,000	2,887

Dominion Resources, Inc.
2.984% due 11/14/2008	2,800	2,795
5.200% due 01/15/2016	3,000	2,758

DPL, Inc.
6.875% due 09/01/2011	2,500	2,554

Exelon Corp.
6.750% due 05/01/2011	3,000	3,024

FPL Group Capital, Inc.
3.696% due 06/17/2011	2,500	2,522

Ohio Power Co.
2.971% due 04/05/2010	4,000	3,925

Progress Energy, Inc.
7.100% due 03/01/2011	3,348	3,442

		23,907

Total Corporate Bonds & Notes (Cost $542,500)		488,811

U.S. GOVERNMENT AGENCIES 32.1%

Fannie Mae
2.980% due 03/25/2022	27	27
2.981% due 09/17/2027	165	163
3.000% due 01/25/2025	16	16
3.068% due 08/01/2033 (e)	474	481
3.080% due 10/25/2021	78	77
3.090% due 03/25/2022	1	1
3.239% due 04/01/2034 (e)	129	128
3.242% due 06/01/2033 (e)	1,714	1,735
3.248% due 05/18/2032	669	664
3.267% due 12/25/2036 - 07/25/2037	15,900	14,655
3.284% due 05/01/2034 (e)	442	446
3.298% due 12/18/2031	1,319	1,314
3.327% due 03/25/2034	464	448
3.328% due 06/01/2034 (e)	306	306
3.346% due 07/01/2033 (e)	1,049	1,049
3.357% due 10/25/2035	6,127	5,889
3.407% due 10/27/2037	29,400	27,080
3.423% due 06/01/2033 (e)	545	539

See Accompanying Notes	Semiannual Report	September 30, 2008	105

Schedule of Investments  Short-Term Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.452% due 08/01/2033 (e)	$1,158	$1,151
3.500% due 08/01/2010 - 01/01/2035 (e)	974	965
3.500% due 02/25/2013 - 01/25/2025	150	149
3.507% due 03/25/2018 - 01/25/2034	1,290	1,269
3.545% due 04/01/2034 (e)	215	222
3.557% due 05/25/2042 - 02/25/2044	1,034	1,024
3.607% due 08/25/2017 - 12/25/2033	1,280	1,253
3.612% due 08/01/2033 (e)	1,350	1,361
3.657% due 02/25/2033	809	800
3.707% due 08/25/2031 - 09/25/2034	13,120	12,823
3.750% due 01/01/2035 (e)	981	980
3.757% due 12/25/2030	146	145
3.766% due 07/01/2034 (e)	505	501
3.857% due 09/25/2023 - 11/25/2031	705	703
3.875% due 12/25/2013	62	62
3.877% due 01/01/2034 (e)	789	787
3.882% due 05/01/2034 (e)	234	235
3.898% due 04/25/2023	63	61
3.907% due 04/25/2032	1,208	1,191
3.907% due 09/01/2034 (e)	323	325
3.908% due 07/01/2033 (e)	136	137
3.942% due 11/01/2033 (e)	6,484	6,490
3.945% due 11/01/2033 (e)	824	818
3.950% due 05/01/2034	349	351
3.951% due 08/01/2034 (e)	479	480
3.962% due 07/01/2033 (e)	325	324
3.975% due 04/25/2022 - 12/25/2023	232	231
3.986% due 03/01/2034 (e)	159	160
3.996% due 06/01/2034 (e)	120	121
3.999% due 05/01/2033 (e)	226	227
4.000% due 08/01/2010 - 12/01/2033 (e)	2,760	2,754
4.000% due 11/25/2013 - 12/25/2029	11,873	11,813
4.025% due 10/25/2022	154	153
4.028% due 08/01/2033 (e)	114	115
4.070% due 03/25/2027	1,045	985
4.075% due 09/25/2022	48	48
4.087% due 03/25/2027	447	440
4.125% due 05/25/2022	211	208
4.126% due 07/01/2035 (e)	150	150
4.131% due 05/01/2035	850	850
4.141% due 10/01/2024 (e)	46	46
4.144% due 08/01/2033 (e)	592	593
4.175% due 12/25/2008 - 09/25/2020	143	142
4.177% due 03/01/2034 (e)	646	659
4.186% due 04/01/2034 (e)	230	232
4.187% due 11/01/2033 (e)	639	639
4.192% due 01/01/2034 (e)	297	298
4.193% due 09/01/2033 (e)	899	885
4.205% due 01/25/2022	200	199
4.207% due 04/25/2032	242	241
4.216% due 09/01/2033 (e)	209	206
4.219% due 04/01/2034 (e)	249	249
4.228% due 05/01/2033 (e)	203	205
4.230% due 04/01/2034 (e)	1,807	1,813
4.231% due 09/01/2034 (e)	921	931
4.244% due 02/01/2034 (e)	1,244	1,259
4.250% due 04/25/2028	28	28
4.250% due 12/01/2033 (e)	1,740	1,738
4.259% due 07/01/2034 (e)	1,207	1,202
4.261% due 01/01/2033 (e)	569	577
4.272% due 03/01/2035 (e)	2,167	2,169
4.273% due 11/01/2034 (e)	1,873	1,874
4.275% due 06/01/2034 (e)	952	962
4.277% due 03/01/2034 (e)	892	893
4.278% due 07/01/2042 - 07/01/2044 (e)	2,956	2,949

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.280% due 03/01/2033 (e)	$64	$64
4.315% due 07/01/2035 (e)	851	846
4.323% due 05/01/2036 (e)	1,672	1,674
4.325% due 05/01/2034 (e)	434	438
4.328% due 09/01/2041 (e)	105	104
4.340% due 09/01/2033 (e)	861	885
4.346% due 11/01/2034 (e)	172	172
4.370% due 11/01/2034 (e)	391	394
4.371% due 05/01/2033 (e)	57	58
4.375% due 12/25/2023	722	732
4.379% due 03/01/2035 (e)	1,387	1,391
4.381% due 03/01/2034 (e)	1,276	1,267
4.389% due 04/01/2033 (e)	161	161
4.390% due 09/01/2032 (e)	411	418
4.393% due 04/01/2034 (e)	275	278
4.395% due 11/01/2034 (e)	237	240
4.402% due 09/01/2033 (e)	265	268
4.403% due 05/01/2033 (e)	97	98
4.410% due 08/01/2035 (e)	1,385	1,381
4.418% due 01/01/2033 (e)	66	66
4.425% due 09/01/2034 (e)	984	987
4.446% due 09/01/2033 (e)	1,342	1,337
4.450% due 07/01/2034 (e)	1,258	1,272
4.451% due 04/01/2033 (e)	295	299
4.452% due 01/01/2035 (e)	41	41
4.453% due 05/01/2036 (e)	408	409
4.478% due 09/01/2040 (e)	27	27
4.480% due 05/01/2036 (e)	206	206
4.483% due 10/01/2034 (e)	196	198
4.484% due 10/01/2036 (e)	1,228	1,232
4.490% due 08/01/2033 (e)	21	21
4.499% due 08/01/2033 (e)	3,092	3,108
4.500% due 11/01/2009 - 03/01/2016 (e)	14,557	14,524
4.500% due 08/25/2010 - 08/01/2035	38,630	38,643
4.503% due 11/01/2034 (e)	111	112
4.506% due 02/01/2035 (e)	270	275
4.508% due 11/01/2033 (e)	1,072	1,091
4.525% due 09/25/2023 - 10/25/2023	275	276
4.525% due 11/01/2034 (e)	92	94
4.533% due 04/01/2034 (e)	159	163
4.534% due 08/01/2033 (e)	1,118	1,137
4.535% due 03/01/2036 (e)	293	294
4.557% due 07/01/2035 (e)	21,041	21,143
4.560% due 10/01/2033 (e)	2,054	2,070
4.564% due 08/01/2034 (e)	1,528	1,530
4.572% due 07/01/2035 (e)	4,479	4,581
4.575% due 05/25/2022	198	196
4.579% due 04/01/2033 (e)	21	21
4.583% due 07/01/2033 (e)	623	626
4.596% due 06/01/2033 (e)	398	386
4.597% due 08/01/2035 (e)	300	303
4.600% due 04/01/2034 - 01/01/2035 (e)	1,965	1,976
4.604% due 06/01/2035 (e)	174	176
4.611% due 11/01/2036 (e)	10,679	10,820
4.623% due 04/01/2034 (e)	1,717	1,730
4.629% due 07/01/2034 (e)	78	78
4.631% due 02/01/2036 (e)	10,922	11,068
4.641% due 10/01/2033 (e)	430	432
4.658% due 12/01/2035	14,734	15,030
4.666% due 07/01/2035 (e)	1,479	1,492
4.681% due 09/01/2033 (e)	328	332
4.682% due 04/01/2037 (e)	36,197	36,548
4.686% due 04/01/2033 (e)	742	741
4.690% due 10/01/2034 (e)	5,291	5,409
4.698% due 01/01/2019 (e)	415	414
4.700% due 04/01/2033 (e)	1,396	1,406
4.701% due 06/01/2034 (e)	646	650
4.702% due 07/01/2034 (e)	1,149	1,145
4.707% due 10/01/2035 (e)	1,021	1,032
4.721% due 09/01/2035 (e)	2,184	2,168
4.732% due 11/01/2032 - 07/01/2034 (e)	1,797	1,818
4.733% due 12/01/2036 (e)	22,031	22,185

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.735% due 03/01/2035 (e)	$1,518	$1,527
4.750% due 03/01/2034 - 07/01/2034 (e)	1,498	1,508
4.754% due 07/01/2036 (e)	771	764
4.759% due 11/01/2034 (e)	701	711
4.760% due 01/01/2033 (e)	95	96
4.762% due 12/01/2032	359	356
4.763% due 02/01/2035 - 04/01/2035 (e)	1,636	1,638
4.769% due 03/01/2035 (e)	1,283	1,261
4.786% due 07/01/2035 (e)	312	316
4.800% due 01/01/2033 (e)	35	35
4.804% due 01/01/2036 (e)	63	63
4.806% due 01/01/2033 (e)	163	165
4.806% due 11/01/2043	370	372
4.828% due 11/01/2032 (e)	495	498
4.829% due 01/01/2035 (e)	132	131
4.832% due 10/01/2034 (e)	1,509	1,519
4.835% due 11/01/2032 (e)	203	206
4.838% due 03/01/2035 (e)	2,421	2,410
4.847% due 10/01/2043 (e)	50	50
4.848% due 10/01/2035 (e)	1,607	1,622
4.850% due 02/01/2013 (e)	94	94
4.852% due 01/01/2035 - 09/01/2035 (e)	2,322	2,357
4.855% due 10/01/2034 (e)	2,838	2,881
4.857% due 11/01/2034 - 01/01/2036 (e)	6,456	6,514
4.869% due 01/01/2035 (e)	766	770
4.872% due 07/01/2036 (e)	1,004	1,021
4.873% due 09/01/2035 (e)	1,638	1,650
4.875% due 01/01/2033 (e)	73	75
4.877% due 04/01/2035 (e)	242	244
4.888% due 08/01/2035 (e)	741	755
4.899% due 05/01/2033 (e)	1,997	2,006
4.902% due 07/01/2036 (e)	2,208	2,223
4.910% due 12/01/2035 (e)	531	532
4.913% due 11/01/2033 (e)	1,328	1,326
4.915% due 02/01/2035 (e)	196	195
4.940% due 09/01/2035 (e)	4,063	4,162
4.941% due 05/01/2035 (e)	429	426
4.942% due 12/01/2034 (e)	179	181
4.943% due 02/01/2034 (e)	547	564
4.947% due 04/01/2035 (e)	224	225
4.951% due 06/01/2034 (e)	1,123	1,123
4.952% due 03/01/2035 (e)	1,279	1,300
4.959% due 01/01/2033 (e)	2,069	2,116
4.968% due 02/01/2034 (e)	382	383
4.982% due 03/01/2036 (e)	1,260	1,281
4.991% due 03/01/2036 (e)	620	626
5.000% due 02/01/2009 - 07/01/2035 (e)	10,180	10,256
5.000% due 10/25/2014 - 07/01/2038	16,094	16,183
5.001% due 09/01/2034 (e)	2,157	2,175
5.003% due 07/01/2035 (e)	146	145
5.008% due 01/01/2036 (e)	155	158
5.009% due 11/01/2035 (e)	301	307
5.015% due 12/01/2035 (e)	253	254
5.041% due 01/01/2035 (e)	3,394	3,450
5.045% due 08/01/2035 (e)	1,065	1,079
5.048% due 11/01/2035	758	780
5.049% due 10/01/2033 (e)	2,765	2,716
5.050% due 11/01/2035 (e)	2,899	2,977
5.055% due 07/01/2035 (e)	213	211
5.079% due 07/01/2036 (e)	1,447	1,463
5.084% due 11/01/2036 (e)	198	196
5.087% due 05/01/2037 (e)	727	737
5.097% due 06/01/2035 (e)	1,910	1,925
5.102% due 03/01/2033 (e)	191	194
5.145% due 08/01/2032 (e)	307	314
5.154% due 12/01/2035 (e)	919	925
5.165% due 09/01/2035 (e)	935	946
5.184% due 10/01/2035 (e)	751	759
5.221% due 01/01/2037 (e)	57	58
5.247% due 07/01/2037 (e)	1,191	1,198
5.255% due 05/01/2035 (e)	768	779

106	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.257% due 04/01/2033 (e)	$1,471	$1,505
5.265% due 04/01/2036 (e)	753	753
5.305% due 05/01/2036 (e)	628	637
5.318% due 02/01/2035 (e)	333	336
5.324% due 06/01/2035 (e)	2,523	2,562
5.375% due 05/01/2036 (e)	1,898	1,922
5.389% due 12/01/2035 (e)	970	987
5.393% due 03/01/2038 (e)	1,000	996
5.400% due 10/01/2035 (e)	8,826	9,028
5.418% due 10/01/2032 (e)	314	313
5.430% due 03/01/2033 (e)	165	167
5.448% due 01/01/2036 (e)	232	235
5.479% due 08/01/2046 (e)	1,100	1,100
5.500% due 02/01/2009 - 04/01/2036 (e)	4,523	4,598
5.500% due 11/25/2012 - 05/25/2034	4,612	4,672
5.513% due 11/01/2031 (e)	163	165
5.518% due 05/01/2032 (e)	343	349
5.526% due 12/01/2032 (e)	562	556
5.540% due 07/01/2018 (e)	48	49
5.556% due 07/01/2036 (e)	581	592
5.571% due 10/01/2012 (e)	48	48
5.575% due 12/01/2036 (e)	1,476	1,505
5.578% due 10/01/2036 (e)	4,646	4,711
5.604% due 01/01/2036 (e)	60	61
5.616% due 12/01/2018 (e)	44	44
5.628% due 04/01/2036 (e)	4,063	4,132
5.687% due 12/01/2036 (e)	160	162
5.730% due 05/01/2037 (e)	2,558	2,575
5.859% due 08/25/2042	112	113
5.919% due 05/01/2036 (e)	1,071	1,098
5.937% due 09/01/2029 (e)	277	281
5.944% due 09/01/2035 (e)	4,900	4,926
5.950% due 02/25/2044	3,102	3,135
5.967% due 09/01/2017 (e)	37	37
6.000% due 09/25/2014 - 08/25/2044	4,934	5,033
6.007% due 03/01/2037 (e)	889	899
6.044% due 07/01/2029 (e)	48	49
6.100% due 02/25/2009	47	47
6.142% due 12/01/2040 (e)	236	239
6.143% due 04/01/2024 (e)	14	14
6.192% due 09/01/2036 (e)	69	71
6.223% due 04/01/2040 (e)	1,554	1,585
6.250% due 05/25/2042	103	107
6.360% due 08/01/2036 (e)	833	843
6.423% due 02/01/2037	637	645
6.500% due 11/01/2008 - 01/25/2044	4,199	4,384
6.500% due 01/01/2016 (e)	26	27
6.683% due 11/01/2014 (e)	38	38
7.000% due 12/01/2009 - 02/25/2044	126	134
7.000% due 02/01/2011 - 10/01/2015 (e)	1,090	1,137
7.500% due 12/01/2014 - 05/01/2028 (e)	317	334
7.500% due 05/25/2042	106	113
7.506% due 06/01/2030 (e)	83	87
7.660% due 05/01/2015 (e)	2,427	2,590
7.775% due 05/01/2030 (e)	28	28
8.000% due 08/25/2022 - 11/25/2023	173	185
8.000% due 10/01/2026 (e)	220	239
9.000% due 04/01/2020 - 01/01/2026 (e)	211	233
9.500% due 07/01/2021 - 06/01/2025 (e)	208	232

Freddie Mac
2.500% due 04/15/2013	120	120
2.788% due 04/15/2035 - 03/15/2036	68	65
2.838% due 06/15/2018 - 06/15/2031	6,861	6,754
2.888% due 11/15/2032	139	137

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.950% due 03/15/2024	$250	$243
2.988% due 01/15/2032	78	78
3.000% due 05/15/2022 - 10/15/2026	614	605
3.038% due 04/15/2028 - 03/15/2032	1,666	1,659
3.088% due 06/15/2029 - 12/15/2031	1,793	1,788
3.100% due 08/15/2022 - 03/15/2023	714	709
3.200% due 04/15/2022	137	135
3.248% due 10/15/2013	133	130
3.436% due 03/15/2029	977	957
3.467% due 08/25/2031	895	811
3.487% due 09/25/2031	969	907
3.500% due 03/01/2009 (e)	422	421
3.500% due 03/15/2018	40	39
3.557% due 06/25/2029	219	198
3.607% due 05/25/2043	2,798	2,819
3.732% due 08/01/2015 (e)	69	69
3.767% due 10/01/2033 (e)	486	487
3.870% due 12/15/2013	4	4
3.888% due 05/01/2034 (e)	1,278	1,288
3.926% due 03/01/2034 (e)	659	671
3.939% due 08/01/2033 (e)	131	131
3.963% due 04/01/2034 (e)	1,597	1,625
4.000% due 04/01/2009 - 10/15/2026	24,072	23,975
4.007% due 04/01/2034 (e)	422	429
4.019% due 03/01/2034 (e)	1,918	1,930
4.079% due 02/01/2019 (e)	124	125
4.083% due 11/01/2033 (e)	163	165
4.102% due 01/01/2035 (e)	89	90
4.124% due 04/01/2034 (e)	1,396	1,408
4.138% due 01/01/2035 (e)	145	146
4.143% due 04/01/2034	373	378
4.174% due 01/01/2034 (e)	525	526
4.187% due 02/01/2034 (e)	827	846
4.190% due 10/01/2034 (e)	989	1,001
4.197% due 07/01/2034 (e)	441	446
4.211% due 07/01/2033 (e)	1,636	1,673
4.224% due 07/01/2033	360	365
4.235% due 03/01/2034 (e)	323	327
4.250% due 11/15/2020 - 09/15/2024	6,151	6,142
4.258% due 06/01/2033 - 12/01/2033 (e)	354	359
4.278% due 10/25/2044 - 02/25/2045	881	844
4.282% due 01/01/2034 (e)	143	144
4.291% due 03/01/2035 (e)	221	222
4.293% due 03/01/2034 (e)	2,268	2,303
4.306% due 11/01/2034 (e)	2,636	2,687
4.315% due 12/01/2033 (e)	439	446
4.318% due 10/01/2033 (e)	292	297
4.321% due 10/01/2033 (e)	955	964
4.334% due 11/01/2034 (e)	897	901
4.342% due 11/01/2033 (e)	305	308
4.345% due 12/01/2034 (e)	102	102
4.361% due 01/01/2030 (e)	182	183
4.377% due 01/01/2035 (e)	618	622
4.415% due 09/01/2034 (e)	173	175
4.430% due 12/01/2033 (e)	423	430
4.459% due 01/01/2035 (e)	718	722
4.468% due 11/01/2034 (e)	1,235	1,260
4.478% due 07/25/2044	5,395	4,917
4.489% due 03/01/2035 (e)	849	853
4.500% due 07/01/2010 - 08/01/2015 (e)	7,668	7,674
4.500% due 12/15/2010 - 08/15/2034	55,933	55,981
4.517% due 12/01/2034 (e)	2,573	2,595
4.530% due 12/01/2034 (e)	83	84
4.538% due 09/01/2034 (e)	256	258
4.550% due 03/01/2035 (e)	4,092	4,118
4.571% due 11/01/2034 (e)	1,333	1,350
4.593% due 01/01/2035 (e)	91	92

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.640% due 03/01/2035 (e)	$912	$921
4.674% due 07/01/2036 (e)	957	963
4.746% due 09/01/2034 (e)	2,178	2,226
4.750% due 12/15/2016 - 01/15/2031	1,376	1,381
4.750% due 04/01/2035 (e)	2,423	2,437
4.760% due 12/01/2034 (e)	5,710	5,792
4.766% due 10/01/2034 (e)	1,903	1,937
4.775% due 09/01/2035 (e)	500	507
4.790% due 09/01/2036 (e)	138	139
4.810% due 05/01/2035 (e)	4,788	4,813
4.827% due 02/01/2035 (e)	2,963	2,965
4.836% due 01/01/2035 (e)	863	868
4.837% due 04/01/2034 - 03/01/2035 (e)	649	664
4.856% due 09/01/2035 (e)	128	129
4.861% due 07/01/2035 (e)	928	932
4.897% due 07/01/2035 (e)	1,304	1,278
4.916% due 07/01/2035 (e)	59	59
4.918% due 04/01/2035 (e)	626	629
4.939% due 12/01/2032 (e)	191	192
4.940% due 07/01/2033 (e)	67	68
4.958% due 08/01/2036 (e)	6,243	6,328
4.971% due 03/01/2035 (e)	67	67
4.973% due 12/01/2034 (e)	2,616	2,623
4.983% due 01/01/2036 (e)	141	142
4.992% due 06/01/2035 (e)	134	135
5.000% due 05/01/2009 - 11/01/2017 (e)	9,368	9,359
5.000% due 11/15/2011 - 11/15/2029	50,871	51,255
5.001% due 05/01/2035 (e)	1,327	1,331
5.004% due 08/01/2034 (e)	1,131	1,146
5.007% due 05/01/2033 (e)	45	45
5.043% due 12/01/2035 (e)	106	108
5.064% due 11/01/2034	360	365
5.099% due 10/01/2029 - 08/01/2035 (e)	1,041	1,050
5.125% due 09/01/2034 (e)	438	442
5.149% due 05/01/2035 (e)	609	619
5.151% due 03/01/2035 (e)	1,207	1,215
5.156% due 08/01/2035 (e)	1,801	1,814
5.173% due 11/01/2033 (e)	3,081	3,093
5.184% due 11/01/2033 (e)	3,831	3,846
5.197% due 11/01/2035 (e)	3,507	3,539
5.230% due 08/01/2036 (e)	1,396	1,407
5.236% due 03/01/2036 (e)	2,051	2,074
5.241% due 04/01/2036 (e)	482	488
5.243% due 09/01/2035 (e)	902	911
5.255% due 02/01/2036 (e)	102	104
5.258% due 02/01/2036 (e)	130	132
5.263% due 02/01/2036 (e)	101	102
5.264% due 09/01/2034 (e)	117	117
5.273% due 09/01/2035 (e)	295	300
5.275% due 02/01/2037 (e)	1,606	1,636
5.278% due 09/01/2035 (e)	112	113
5.290% due 10/01/2035 (e)	1,915	1,933
5.291% due 02/01/2036 (e)	180	182
5.302% due 02/01/2037 (e)	143	145
5.330% due 01/01/2037 (e)	3,357	3,424
5.348% due 12/01/2036 (e)	976	994
5.350% due 12/01/2035 (e)	4,443	4,507
5.394% due 10/01/2032 (e)	127	130
5.397% due 02/01/2036 (e)	263	267
5.398% due 10/01/2036 (e)	6,118	6,171
5.438% due 08/01/2023 (e)	23	23
5.480% due 12/01/2036 (e)	2,982	3,038
5.490% due 08/01/2036 (e)	878	881
5.500% due 08/01/2009 - 10/01/2013 (e)	1,741	1,768
5.500% due 01/15/2014 - 10/15/2032	5,775	5,850
5.540% due 10/01/2035 (e)	269	273
5.544% due 11/01/2036 (e)	2,101	2,139
5.550% due 12/01/2035 (e)	846	852
5.594% due 08/01/2036 (e)	618	618
5.636% due 04/01/2037 (e)	2,066	2,103

See Accompanying Notes	Semiannual Report	September 30, 2008	107

Schedule of Investments  Short-Term Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.665% due 05/01/2037 (e)	$5,491	$5,568
5.684% due 02/01/2037 (e)	3,805	3,865
5.690% due 03/01/2036 (e)	134	135
5.743% due 02/01/2036 (e)	3,914	3,983
5.766% due 11/01/2035 (e)	30	30
5.768% due 04/01/2032 (e)	418	425
5.788% due 04/01/2036 (e)	487	491
5.812% due 01/01/2037 (e)	105	107
5.813% due 11/01/2036 (e)	130	134
5.827% due 03/01/2030 (e)	192	196
5.829% due 04/01/2032 (e)	661	670
5.869% due 03/01/2032 (e)	513	519
5.884% due 07/01/2036 (e)	44	45
5.928% due 07/01/2019 (e)	17	17
5.949% due 11/01/2036 (e)	93	94
6.000% due 04/01/2016 - 08/01/2017 (e)	3,031	3,100
6.000% due 09/15/2016 - 05/01/2035	8,005	8,158
6.250% due 12/15/2023 - 03/15/2028	712	717
6.500% due 05/15/2012	80	81
6.788% due 12/01/2034 (e)	71	72
6.831% due 11/01/2031 (e)	207	210
7.000% due 06/01/2017 (e)	10	11
7.000% due 07/15/2027	156	162

Ginnie Mae
2.688% due 01/16/2031	42	42
2.888% due 02/16/2032	260	258
2.938% due 03/16/2031	273	271
2.988% due 04/16/2030 - 04/16/2032	349	346
3.538% due 06/20/2032	147	146
3.588% due 06/20/2030 - 04/20/2031	741	741
4.000% due 09/16/2025	68	68
4.500% due 08/16/2028 - 08/20/2035	2,595	2,599
5.000% due 05/20/2030	2,569	2,594
5.125% due 10/20/2029	1,627	1,646
5.250% due 01/20/2030 (e)	21	21
5.375% due 02/20/2025 (e)	29	29
5.375% due 01/20/2027	764	771
5.625% due 07/20/2026 - 09/20/2029 (e)	359	363
5.625% due 07/20/2031	1,269	1,283
6.000% due 10/20/2012 - 03/15/2032	374	376
6.000% due 01/15/2032 (e)	14	14
8.000% due 06/20/2025	3	3
8.500% due 12/20/2026 - 11/20/2027 (e)	47	52

Small Business Administration
5.090% due 10/01/2025	3,051	3,005
6.100% due 02/10/2009	37	37

Total U.S. Government Agencies (Cost $877,754)		884,434

MORTGAGE-BACKED SECURITIES 41.2%

ABN AMRO Mortgage Corp.
5.000% due 02/25/2018	405	404
5.000% due 07/25/2018	1,579	1,491

Adjustable Rate Mortgage Trust
3.457% due 10/25/2035	41	27
3.577% due 01/25/2035	1,378	932
3.577% due 02/25/2035	1,787	1,341
4.577% due 05/25/2035	1,072	1,003
4.988% due 01/25/2035	2,916	2,733
4.991% due 01/25/2036	3,036	2,556
5.381% due 11/25/2035	953	778
5.415% due 01/25/2036	873	740

American Home Mortgage Assets
3.417% due 10/25/2046	2,570	1,003

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

American Home Mortgage Investment Trust
4.290% due 10/25/2034	$1,331	$1,066
4.390% due 02/25/2045	1,172	787
4.440% due 02/25/2045	2,738	1,841
5.660% due 09/25/2045	716	488

Banc of America Alternative Loan Trust
5.000% due 06/25/2019	1,662	1,583

Banc of America Commercial Mortgage, Inc.
4.342% due 03/11/2041	1,173	1,146
4.875% due 06/10/2039	3,648	3,617

Banc of America Funding Corp.
4.135% due 05/25/2035	2,586	2,204
4.280% due 03/20/2035	208	186
4.419% due 11/20/2034	6,121	5,390
5.357% due 11/20/2035	723	677

Banc of America Large Loan, Inc.
2.998% due 08/15/2029	13,651	12,321

Banc of America Mortgage Securities, Inc.
3.607% due 03/25/2034	254	244
3.695% due 04/25/2034	1,065	972
3.813% due 02/25/2034	4,092	3,648
4.144% due 07/25/2034	8,000	7,815
4.500% due 02/25/2018	1,296	1,292
5.000% due 12/25/2018	316	298
5.000% due 05/25/2035	6,932	6,923
5.250% due 03/25/2034	404	402
5.269% due 10/25/2035	289	243
5.500% due 04/25/2033	672	673
6.500% due 09/25/2033	942	892
6.857% due 02/25/2033	764	763

Bank of America-First Union NB Commercial Mortgage
4.890% due 04/11/2037	1,951	1,933

Bear Stearns Adjustable Rate Mortgage Trust
3.990% due 07/25/2034	454	438
4.625% due 10/25/2035	6,285	5,670
4.650% due 10/25/2035	300	227
4.734% due 01/25/2034	978	963
4.744% due 10/25/2033	9	9
4.750% due 10/25/2035	14,219	13,727
4.784% due 10/25/2034	9,078	8,153
4.834% due 11/25/2034	2,150	2,076
4.837% due 01/25/2034	1,392	1,305
4.854% due 01/25/2035	319	269
4.898% due 10/25/2033	6	5
4.955% due 10/25/2033	54	49
4.959% due 01/25/2035	1,713	1,555
5.040% due 04/25/2033	94	91
5.425% due 04/25/2033	208	195
5.474% due 05/25/2047	2,088	1,759
5.600% due 02/25/2033	65	61
6.374% due 05/25/2033	3	3
6.752% due 02/25/2033	10	10

Bear Stearns Alt-A Trust
3.367% due 02/25/2034	1,588	974
3.377% due 08/25/2036	36	20
3.407% due 02/25/2034	6,477	2,728
4.893% due 11/25/2034	11,530	10,484
5.370% due 05/25/2035	216	184
5.581% due 11/25/2035	51	27
5.775% due 11/25/2036	953	618
5.859% due 01/25/2036	4,930	3,670
5.891% due 02/25/2036	38,052	26,277
6.250% due 08/25/2036	9,358	5,846

Bear Stearns Commercial Mortgage Securities
3.970% due 11/11/2035	17,978	17,569
5.016% due 02/11/2044	2,252	2,142
5.243% due 12/11/2038	800	630
5.817% due 05/14/2016	5,250	5,293
6.440% due 06/16/2030	311	310

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Cendant Mortgage Corp.
5.250% due 09/25/2033	$61	$61

Chase Mortgage Finance Corp.
4.630% due 02/25/2037	9,522	5,980
5.000% due 04/25/2018	452	452
5.237% due 12/25/2035	2,694	2,479
5.250% due 01/25/2034	2,457	2,434
Citicorp Mortgage Securities, Inc.
5.000% due 04/25/2018	3,084	3,087
5.000% due 02/25/2035	200	155
5.500% due 09/25/2035	1,193	1,158

Citigroup Commercial Mortgage Trust
2.558% due 08/15/2021	63	60

Citigroup Mortgage Loan Trust, Inc.
4.007% due 08/25/2035	718	642
4.248% due 08/25/2035	13,407	12,790
6.014% due 09/25/2037	4,284	2,996

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	7,000	5,859
5.617% due 10/15/2048	15,000	13,357

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	903	873

Commercial Mortgage Pass-Through Certificates
2.988% due 02/16/2034	10,169	9,701
5.306% due 12/10/2046	20,549	17,844

Countrywide Alternative Loan Trust
3.382% due 12/20/2046	4,673	2,849
3.397% due 09/25/2046	1,649	914
3.398% due 07/20/2046	2,053	1,267
3.407% due 06/25/2037	1,674	1,024
3.607% due 03/25/2034	499	439
3.855% due 02/25/2036	904	539
4.165% due 07/20/2035	907	522
5.417% due 10/25/2035	572	493
5.426% due 06/25/2037	8,071	2,941
5.500% due 02/25/2034	190	178
5.898% due 02/25/2037	1,852	1,293
6.158% due 08/25/2036	1,234	1,126
6.500% due 06/25/2033	2	2
Countrywide Home Loan Mortgage Pass-Through Trust
3.477% due 02/25/2035	570	431
3.547% due 06/25/2035	6,244	5,245
3.557% due 08/25/2035	935	811
4.348% due 06/20/2035	1,021	800
4.500% due 10/25/2018	90	78
4.677% due 08/25/2034	9,125	8,723
4.822% due 04/20/2035	5,462	4,970
4.895% due 08/25/2034	9,133	8,580
5.000% due 02/25/2033	301	300
5.000% due 05/25/2034	3,437	3,366
5.230% due 01/20/2035	1,032	893
5.250% due 02/20/2036	121	87
5.363% due 10/25/2033	1,571	1,575
5.500% due 04/25/2033	4,767	4,771
5.500% due 10/25/2035	2,475	2,473
5.500% due 11/25/2035	2,682	2,596
5.850% due 05/25/2036	698	683

Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	800	672

CS First Boston Mortgage Securities Corp.
4.106% due 12/15/2035	9,655	9,206
4.582% due 10/25/2033	7,135	6,757
4.811% due 01/25/2034	7,331	7,074
5.077% due 07/25/2033	1,724	1,643
5.162% due 03/25/2034	169	155
6.097% due 11/25/2032	38	38
6.500% due 04/25/2033	264	245

CW Capital Cobalt Ltd.
5.223% due 08/15/2048	20,000	17,111
5.484% due 04/15/2047	700	584

108	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.277% due 01/25/2047	$956	$896
3.287% due 03/25/2037	4,958	4,793
3.307% due 10/25/2036	220	216
5.000% due 10/25/2018	637	603
5.500% due 12/25/2035	2,000	1,329

First Horizon Alternative Mortgage Securities
4.596% due 07/25/2035	587	394
5.400% due 09/25/2035	179	123

First Horizon Asset Securities, Inc.
3.477% due 02/25/2035	40	32
4.593% due 12/25/2033	1,608	1,512
4.913% due 02/25/2035	1,149	1,065
5.000% due 03/25/2034	4,444	4,415
5.176% due 06/25/2033	5,701	4,779
6.000% due 05/25/2036	397	398

First Republic Mortgage Loan Trust
2.788% due 08/15/2032	2,382	2,161
2.838% due 11/15/2031	434	403
2.888% due 11/15/2032	532	498
3.687% due 06/25/2030	547	495

GMAC Commercial Mortgage Securities, Inc.
5.238% due 11/10/2045	20,000	17,632

GMAC Mortgage Corp. Loan Trust
4.282% due 06/25/2034	1,757	1,239
5.295% due 11/19/2035	1,005	871
5.500% due 09/25/2034	5,644	5,592

Greenwich Capital Commercial Funding Corp.
4.344% due 06/10/2036	2,001	1,986
5.444% due 03/10/2039	25,000	21,189

GS Mortgage Securities Corp. II
3.537% due 03/06/2020	3,000	2,519

GSAA Trust
6.000% due 04/01/2034	1,618	1,596

GSR Mortgage Loan Trust
3.557% due 01/25/2034	2,619	2,333
3.933% due 06/25/2034	1,275	1,067
4.397% due 12/25/2034	22,825	20,802
4.496% due 03/25/2033	134	127
4.500% due 08/25/2019	954	948
4.513% due 06/25/2034	106	94
4.539% due 09/25/2035	23,521	18,149
5.000% due 08/25/2019	649	639
5.017% due 05/25/2035	302	285
5.178% due 01/25/2036	934	821
5.346% due 11/25/2035	1,369	1,154
6.000% due 03/25/2032	55	54

GSRPM Mortgage Loan Trust
3.607% due 11/25/2031	849	839

Harborview Mortgage Loan Trust
3.160% due 04/19/2038	2,636	1,625
3.210% due 07/19/2046	1,677	1,046
3.220% due 01/19/2038	53,718	32,468
3.220% due 04/19/2046	2,829	1,795
3.230% due 02/19/2046	149	97
3.250% due 05/19/2035	153	99
3.936% due 06/19/2034	10,000	8,319
5.150% due 05/19/2033	3,103	2,918

Impac CMB Trust
4.107% due 09/25/2033	1,549	1,465

Indymac ARM Trust
5.183% due 01/25/2032	14	11

Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	955	898
3.307% due 01/25/2037	497	475
3.397% due 09/25/2046	1,340	815
3.427% due 04/25/2046	2,302	1,404
3.987% due 05/25/2034	703	558
6.505% due 01/25/2035	4,036	2,840

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034	$10,000	$9,486
5.336% due 05/15/2047	16,100	13,894
5.429% due 12/12/2043	20,000	17,419
5.475% due 04/15/2043	20,000	17,664
5.552% due 05/12/2045	20,000	17,642

JPMorgan Mortgage Trust
4.498% due 06/25/2035	133	120
4.766% due 07/25/2035	3,854	3,268
4.818% due 12/25/2034	733	661
4.831% due 12/25/2034	201	177
4.872% due 04/25/2035	676	594
4.946% due 11/25/2035	17,760	16,524
4.972% due 08/25/2035	4,353	4,105
5.003% due 07/25/2035	1,922	1,773
5.117% due 10/25/2035	600	442
5.298% due 07/25/2035	10,962	10,096
5.375% due 08/25/2035	1,400	1,116
5.402% due 11/25/2035	892	780
5.500% due 10/25/2035	573	499

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	50	50

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	1,145	1,038

Lehman XS Trust
3.287% due 07/25/2046	281	276

MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	17,678	16,257
3.788% due 12/21/2034	9,303	8,131
4.697% due 07/25/2034	6,714	6,372
4.847% due 01/25/2036	231	209

MASTR Asset Securitization Trust
5.000% due 04/25/2018	4,176	4,181
5.000% due 05/25/2018	932	933
5.250% due 09/25/2033	270	270
5.500% due 09/25/2033	2,124	1,952
5.750% due 05/25/2036	8,409	8,376

Mellon Residential Funding Corp.
2.918% due 08/15/2032	567	543
2.928% due 12/15/2030	317	294
2.947% due 06/15/2030	655	618

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,000	838
5.414% due 07/12/2046	28,500	25,059
5.485% due 03/12/2051	500	421

Merrill Lynch Floating Trust
2.558% due 06/15/2022	1,682	1,530

Merrill Lynch Mortgage Investors, Inc.
4.870% due 06/25/2035	3,108	2,843
6.515% due 09/25/2033	46	46

Merrill Lynch Mortgage Trust
5.291% due 01/12/2044	10,000	9,113

MLCC Mortgage Investors, Inc.
3.352% due 03/25/2030	220	205
3.512% due 03/25/2028	2,107	1,621
3.517% due 08/25/2028	257	233
3.537% due 06/25/2028	612	544
3.815% due 11/25/2029	148	140
4.250% due 10/25/2035	4,699	4,204
4.365% due 01/25/2029	4,842	4,681
4.952% due 04/25/2035	539	467

Morgan Stanley Capital I
2.548% due 10/15/2020	2,405	2,160
5.332% due 12/15/2043	20,000	17,394
5.378% due 11/14/2042	14,000	12,930
5.544% due 11/12/2049	900	696
5.692% due 04/15/2049	600	511

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley Dean Witter Capital I
5.720% due 12/18/2032	$12,241	$12,181

Morgan Stanley Mortgage Loan Trust
4.366% due 07/25/2034	3,003	2,912
4.750% due 08/25/2034	493	493

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	167	126

Opteum Mortgage Acceptance Corp.
3.467% due 07/25/2035	1,501	1,257

Prime Mortgage Trust
3.607% due 02/25/2019	13	13
3.607% due 02/25/2034	35	32

Provident Funding Mortgage Loan Trust
4.187% due 04/25/2034	243	238
4.498% due 08/25/2033	263	256

RAAC Series 2005-SP1
5.250% due 09/25/2034	2,658	2,664

Residential Accredit Loans, Inc.
3.487% due 12/25/2045	4,087	2,633
3.507% due 08/25/2035	1,134	701
3.637% due 02/25/2033	1,064	949
5.379% due 04/25/2035	15	10

Residential Asset Mortgage Products, Inc.
7.500% due 12/25/2031	2,105	2,152

Residential Asset Securitization Trust
3.707% due 03/25/2033	746	686
3.750% due 10/25/2018	76	70

Residential Funding Mortgage Securities I
5.000% due 04/25/2018	147	145
5.591% due 02/25/2036	686	564
6.500% due 03/25/2032	158	150

Sequoia Mortgage Trust
3.488% due 12/20/2034	504	476
3.568% due 10/20/2027	462	409
3.588% due 10/20/2027	487	467
3.635% due 04/20/2034	1,140	917
4.088% due 12/20/2032	522	496

Structured Adjustable Rate Mortgage Loan Trust
3.427% due 05/25/2037	20,387	12,506
3.447% due 03/25/2035	395	228
3.507% due 09/25/2034	447	299
4.260% due 03/25/2034	826	761
4.885% due 07/25/2034	525	478
4.940% due 03/25/2034	178	154
5.288% due 08/25/2034	3,276	2,890
5.503% due 07/25/2035	664	544

Structured Asset Mortgage Investments, Inc.
3.307% due 09/25/2047	3,606	3,442
3.337% due 03/25/2037	526	332
3.360% due 09/19/2032	929	850
3.370% due 05/19/2035	46	32
3.377% due 03/25/2037	6,443	2,365
3.380% due 03/19/2034	966	870
3.397% due 03/25/2037	5,748	1,572
3.397% due 07/25/2046	2,322	1,434
3.427% due 05/25/2036	9,140	5,636
3.437% due 02/25/2036	2,265	1,384
3.450% due 02/19/2033	1,011	883
3.517% due 12/25/2035	919	567
5.603% due 02/19/2035	1,836	1,355

Structured Asset Securities Corp.
4.958% due 11/25/2033	326	324
5.034% due 10/25/2035	873	740
5.044% due 07/25/2032	1	1
5.371% due 03/25/2033	2,791	2,423
5.457% due 05/25/2032	76	73

TBW Mortgage-Backed Pass-Through Certificates
3.307% due 09/25/2036	616	592

See Accompanying Notes	Semiannual Report	September 30, 2008	109

Schedule of Investments  Short-Term Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Thornburg Mortgage Securities Trust
3.307% due 03/25/2037	$15,655	$14,721
3.317% due 03/25/2046	1,548	1,496
3.317% due 11/25/2046	2,231	2,140
3.327% due 07/25/2036	2,483	2,359
3.327% due 09/25/2046	3,642	3,414
3.357% due 11/25/2046	3,354	3,170

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	7,616	6,961

Wachovia Mortgage Loan Trust LLC
5.447% due 10/20/2035	514	436

WaMu Mortgage Pass-Through Certificates
2.860% due 11/25/2034	242	167
2.870% due 11/25/2034	6,326	4,303
2.900% due 10/25/2044	1,468	1,192
3.427% due 08/25/2046	7,879	6,783
3.437% due 04/25/2045	412	270
3.447% due 06/25/2046	4,006	2,612
3.467% due 11/25/2045	2,376	1,508
3.477% due 12/25/2045	5,562	3,635
3.497% due 07/25/2045	5,947	3,966
3.497% due 10/25/2045	8,078	5,123
3.497% due 12/25/2045	67	47
3.517% due 01/25/2045	7,836	5,234
3.527% due 08/25/2045	325	212
3.547% due 01/25/2045	4,270	2,841
3.555% due 02/25/2047	2,265	1,193
3.615% due 04/25/2047	96	56
3.665% due 12/25/2046	2,491	1,505
3.747% due 12/25/2027	4,863	4,190
3.855% due 08/25/2046	253	144
3.954% due 06/25/2033	1,557	1,521
4.043% due 02/25/2034	83	83
4.055% due 11/25/2042	693	618
4.198% due 05/25/2046	180	150
4.198% due 08/25/2046	5,618	4,061
4.198% due 09/25/2046	561	365
4.229% due 03/25/2034	3,143	3,028
4.255% due 06/25/2042	572	520
4.255% due 08/25/2042	57	51
4.281% due 08/25/2033	6,789	5,982
4.329% due 07/25/2046	2,268	1,684
4.355% due 11/25/2046	1,326	892
4.585% due 04/25/2035	2,600	2,520
4.636% due 03/25/2035	751	649
4.669% due 04/25/2035	1,500	1,494
4.679% due 05/25/2035	2,200	2,114
4.833% due 09/25/2035	1,112	1,014
4.833% due 10/25/2035	7,692	6,087
4.918% due 08/25/2035	4,809	4,556
5.101% due 12/25/2035	1,946	1,840
5.468% due 02/25/2037	2,595	2,182
5.500% due 06/25/2034	724	710
5.500% due 07/25/2034	367	369
5.711% due 02/25/2037	1,316	972
5.868% due 02/25/2037	1,489	1,257

Washington Mutual MSC Mortgage Pass- Through Certificates
5.056% due 02/25/2031	27	27
6.000% due 02/25/2033	156	154
6.044% due 02/25/2033	122	119

Wells Fargo Mortgage-Backed Securities Trust
3.560% due 06/25/2035	10,000	9,859
3.621% due 09/25/2034	1,100	1,078
3.707% due 07/25/2037	1,926	1,680
4.051% due 11/25/2034	11,901	10,609
4.170% due 06/25/2035	3,984	3,511
4.369% due 09/25/2034	598	505
4.492% due 01/25/2035	431	426
4.500% due 08/25/2018	11,258	10,979
4.500% due 11/25/2018	7,258	7,069
4.538% due 02/25/2035	472	405
4.546% due 11/25/2034	26,179	23,527
4.549% due 03/25/2035	3,162	2,740

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.649% due 09/25/2033	$18,013	$16,870
4.680% due 01/25/2034	2,257	2,058
4.706% due 12/25/2033	2,076	1,940
4.729% due 07/25/2034	13,988	13,493
4.750% due 10/25/2018	9,210	9,154
4.950% due 03/25/2036	5,641	4,991
4.992% due 12/25/2034	1,214	1,104
5.000% due 07/25/2019	89	84
5.001% due 10/25/2035	329	294
5.106% due 03/25/2036	9,524	8,473
5.240% due 04/25/2036	240	224
5.332% due 10/25/2035	2,026	1,872
5.594% due 07/25/2036	935	755
6.000% due 09/25/2036	761	748

Total Mortgage-Backed Securities (Cost $1,308,443)		1,132,285

ASSET-BACKED SECURITIES 18.9%

American Express Credit Account Master Trust
2.518% due 12/15/2013	3,000	2,875
2.988% due 02/15/2012	189	182
3.438% due 08/15/2012	6,000	5,955

Aurum CLO 2002-1 Ltd.
3.221% due 04/15/2014	5,024	4,864

BA Credit Card Trust
3.068% due 04/15/2013	700	685

BankAmerica Manufactured Housing Contract Trust
6.940% due 04/10/2023	15,000	14,601

Bear Stearns Asset-Backed Securities Trust
3.257% due 11/25/2036	801	759
3.277% due 12/25/2036	94	87
4.207% due 08/25/2037	2,127	1,736
4.457% due 06/25/2037	4,239	3,654
5.281% due 10/25/2036	6,998	4,985
5.437% due 10/25/2036	4,459	3,249
5.776% due 10/25/2036	7,700	4,948
6.250% due 12/25/2036	8,701	4,587
6.250% due 02/25/2037	17,024	7,855

Bear Stearns Second Lien Trust
4.007% due 12/25/2036	21,100	1,254
5.707% due 12/25/2036	2,314	78

Capital Auto Receivables Asset Trust
3.408% due 03/15/2011	8,900	8,868
3.938% due 10/15/2012	8,600	8,395

Carrington Mortgage Loan Trust
3.307% due 06/25/2037	1,286	1,186

Chase Issuance Trust
2.958% due 06/15/2012	4,950	4,721

Citibank Credit Card Issuance Trust
3.246% due 04/24/2014	650	612

Conseco Financial Corp.
6.110% due 09/01/2023	5,020	4,973

Countrywide Asset-Backed Certificates
3.317% due 10/25/2046	587	569
3.467% due 05/25/2036	7,546	7,066

Daimler Chrysler Auto Trust
3.417% due 07/08/2011	13,800	13,726
3.967% due 09/10/2012	5,600	5,501

First Franklin Mortgage Loan Asset-Backed Certificates
3.297% due 07/25/2036	24,261	23,108
3.317% due 04/25/2036	1,607	1,565

Ford Credit Auto Owner Trust
2.818% due 06/15/2010	12,341	12,265
3.388% due 01/15/2011	7,800	7,719
3.908% due 06/15/2012	9,400	9,162
4.108% due 05/15/2012	5,000	4,880

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Franklin Auto Trust
4.188% due 10/20/2011	$11,600	$11,510

HFC Home Equity Loan Asset-Backed Certificates
3.368% due 01/20/2036	4,178	3,744
3.988% due 11/20/2036	1,894	1,821

Home Equity Asset Trust
3.807% due 11/25/2032	8	6

Home Equity Mortgage Trust
5.321% due 04/25/2035	947	669

HSI Asset Securitization Corp. Trust
3.257% due 10/25/2036	198	182
3.317% due 12/25/2036	9,000	6,266

Indymac Residential Asset-Backed Trust
3.337% due 04/25/2047	2,953	2,847
3.727% due 10/25/2035	1,600	744

Irwin Home Equity Corp.
3.747% due 07/25/2032	356	258

Ischus CDO Ltd.
2.768% due 09/10/2013	612	496

JPMorgan Mortgage Acquisition Corp.
2.541% due 11/25/2036	562	539
2.569% due 07/25/2036	21,000	19,896
3.267% due 05/25/2037	1,300	1,215
3.287% due 03/25/2037	1,764	1,646
3.297% due 10/25/2036	894	853
3.317% due 01/25/2036	424	420

Lehman XS Trust
3.277% due 05/25/2046	268	260
3.297% due 05/25/2046	587	576
3.357% due 04/25/2037	18,703	15,594
5.390% due 11/25/2035	21,248	15,464

Long Beach Mortgage Loan Trust
3.387% due 08/25/2035	359	350
3.487% due 10/25/2034	382	294
3.557% due 03/25/2032	95	79

Madison Avenue Manufactured Housing Contract
4.657% due 03/25/2032	15,397	12,439

Massachusetts State Educational Financing Authority
2.864% due 10/25/2038	11,000	10,126

MASTR Asset-Backed Securities Trust
3.257% due 01/25/2037	12,329	9,786

MBNA Credit Card Master Note Trust
2.548% due 11/16/2015	3,000	2,763

Merrill Lynch First Franklin Mortgage Loan Trust
3.907% due 10/25/2037	13,076	12,315

Merrill Lynch Mortgage Investors, Inc.
3.287% due 09/25/2037	2,081	2,028
3.387% due 09/25/2036	1,176	692

Morgan Stanley ABS Capital I
4.007% due 07/25/2037	2,057	1,920

Morgan Stanley IXIS Real Estate Capital Trust
3.317% due 11/25/2036	15,000	13,186

Morgan Stanley Mortgage Loan Trust
3.277% due 01/25/2047	9,901	9,239

Nationstar Home Equity Loan Trust
3.327% due 04/25/2037	7,205	6,971

Nationstar NIM Trust
8.000% due 06/25/2037	72	1

Nelnet Student Loan Trust
2.890% due 07/25/2016	37	37
3.500% due 07/25/2018	10,000	9,750
3.730% due 10/25/2019	5,000	4,788

New Century Home Equity Loan Trust
3.277% due 08/25/2036	80	80

110	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.377% due 12/25/2035	$4,452	$4,392
3.387% due 05/25/2036	1,748	1,472
3.467% due 06/25/2035	1,312	1,038

Renaissance Home Equity Loan Trust
3.647% due 08/25/2033	458	358
3.707% due 12/25/2033	1,559	1,301
3.907% due 08/25/2032	10	8
4.307% due 09/25/2037	11,452	10,721

Residential Asset Mortgage Products, Inc.
3.267% due 12/25/2036	309	302
3.277% due 11/25/2036	180	178
3.277% due 02/25/2037	4,073	3,806
3.287% due 07/25/2036	808	802
3.287% due 10/25/2036	1,164	1,085

Residential Asset Securities Corp.
3.277% due 11/25/2036	1,391	1,368
3.277% due 02/25/2037	3,189	2,993
3.287% due 10/25/2036	348	344
3.317% due 07/25/2036	1,533	1,492
3.317% due 04/25/2037	6,183	5,717

SACO I, Inc.
3.587% due 11/25/2035	1,601	1,160

Salomon Brothers Mortgage Securities VII, Inc.
3.507% due 03/25/2032	219	209

Saxon Asset Securities Trust
3.747% due 01/25/2032	15	14

SBI HELOC Trust
3.377% due 08/25/2036	264	258

Securitized Asset-Backed Receivables LLC Trust
3.267% due 03/25/2036	4	4
3.287% due 11/25/2036	11,948	11,508

SLC Student Loan Trust
3.719% due 06/15/2021	3,100	2,930

SLM Student Loan Trust
2.790% due 07/25/2017	1,276	1,271
2.800% due 01/25/2018	122	122
3.300% due 10/25/2017	5,000	4,780

Soundview Home Equity Loan Trust
3.267% due 11/25/2036	2,105	2,025
3.287% due 01/25/2037	2,766	2,703

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.287% due 06/25/2037	$5,592	$5,378
3.307% due 10/25/2036	376	373
3.317% due 01/25/2037	10,000	8,698
3.357% due 06/25/2037	35,000	27,338
4.007% due 10/25/2037	6,144	5,963

Specialty Underwriting & Residential Finance
3.307% due 11/25/2037	13,000	10,681
3.887% due 01/25/2034	50	41

Stone Tower CLO Ltd.
3.116% due 08/21/2013	4,174	4,006

Structured Asset Securities Corp.
3.257% due 09/25/2036	938	897
3.287% due 01/25/2037	625	586
3.407% due 11/25/2035	2,225	2,183
3.497% due 01/25/2033	801	663

TABS Ltd.
3.887% due 02/12/2047	2,950	120

Trapeza CDO I LLC
3.589% due 11/16/2034	1,000	421

Vanderbilt Acquisition Loan Trust
7.120% due 05/07/2032	5,000	4,551

Washington Mutual Asset-Backed Certificates
3.317% due 01/25/2037	14,656	10,749

Wells Fargo Home Equity Trust
3.277% due 07/25/2036	97	97
3.307% due 07/25/2036	11,075	10,909
3.307% due 03/25/2037	1,338	1,296
3.447% due 10/25/2035	1,405	1,381
3.457% due 12/25/2035	1,177	1,136

WMC Mortgage Loan Pass-Through Certificates
3.168% due 05/15/2030	218	217

Total Asset-Backed Securities (Cost $612,876)		520,565

SOVEREIGN ISSUES 0.8%

Export-Import Bank of Korea
2.901% due 06/01/2009	22,000	21,826

Total Sovereign Issues (Cost $21,999)		21,826

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 6.3%

CERTIFICATES OF DEPOSIT 0.9%

Unicredito Italiano NY
3.088% due 05/15/2009	$25,000	$25,000

REPURCHASE AGREEMENTS 1.4%

State Street Bank and Trust Co.
0.100% due 10/01/2008	11,660	11,660
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.380% due 10/14/2008 valued at $11,897. Repurchase proceeds are $11,660.)
1.000% due 10/01/2008	27,109	27,109
(Dated 09/30/2008. Collateralized by Freddie Mac 0.000% due 11/10/2008 valued at $27,652. Repurchase proceeds are $27,110.)

		38,769

U.S. TREASURY BILLS 4.0%
1.171% due 10/16/2008 - 12/26/2008 (b)(c)(d)	110,070	109,290

Total Short-Term Instruments (Cost $173,595)		173,059

PURCHASED OPTIONS (g) 0.1%
(Cost $4,214)		2,650

Total Investments 117.2% (Cost $3,541,381)		$3,223,630

Written Options (h) (0.1%) (Premiums $4,119)		(3,379)

Other Assets and Liabilities (Net) (17.1%)		(470,097)

Net Assets 100.0%		$2,750,154

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $89,822 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(d)	Securities with an aggregate market value of $2,820 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $249,299 at a weighted average interest rate of 2.476%. On September 30, 2008, securities valued at $514,010 were pledged as collateral for reverse repurchase agreements.
(f)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Accredited Mortgage Loan Trust 1-Month USD-LIBOR plus 1.150% due 04/25/2036	(1.000%)	04/25/2036	BCLY	$5,000	$4,532	$0	$4,532
Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	(1.750%)	07/20/2018	BEAR	2,500	583	0	583
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	(2.150%)	10/20/2020	CITI	500	260	0	260
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500%)	10/11/2021	GSC	2,000	982	0	982

					$6,357	$0	$6,357

See Accompanying Notes	Semiannual Report	September 30, 2008	111

Schedule of Investments  Short-Term Portfolio  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX Financing Co. 5.750% due 10/15/2016	(0.500%)	12/20/2016	BEAR	1.735%	$3,000	$234	$0	$234
Alcan, Inc. 5.000% due 06/01/2015	(0.420%)	06/20/2015	BEAR	0.459%	2,500	5	0	5
AutoZone, Inc. 5.500% due 11/15/2015	(0.810%)	12/20/2015	RBS	1.004%	2,500	29	0	29
AutoZone, Inc. 5.875% due 10/15/2012	(0.650%)	12/20/2012	JPM	0.880%	3,000	26	0	26
Avon Products, Inc. 5.125% due 01/15/2011	(0.150%)	03/20/2011	CSFB	0.278%	4,000	12	0	12
BAE Systems Holdings, Inc. 6.400% due 12/15/2011	(0.140%)	12/20/2011	UBS	0.579%	2,000	27	0	27
Bank of America Corp. 5.625% due 10/14/2016	(0.180%)	12/20/2016	DUB	1.600%	10,000	910	0	910
Bear Stearns Cos., Inc. 6.950% due 08/10/2012	(4.050%)	09/20/2012	CITI	1.357%	5,863	(573)	0	(573)
BHP Billiton Finance Ltd. 5.125% due 03/29/2012	(0.135%)	03/20/2012	BOA	1.262%	3,000	107	0	107
Boston Scientific Corp. 6.000% due 06/15/2011	(0.500%)	06/20/2011	UBS	1.699%	2,500	76	0	76
CNA Financial Corp. 5.850% due 12/15/2014	(0.470%)	12/20/2014	CITI	1.498%	3,100	168	0	168
Comcast Corp. 5.300% due 01/15/2014	(0.390%)	03/20/2014	BCLY	1.254%	5,000	205	288	(83)
Consumers Energy Co. 5.000% due 02/15/2012	(0.090%)	03/20/2012	BOA	1.772%	3,000	158	0	158
Countrywide Financial Corp. 6.250% due 05/15/2016	(0.710%)	06/20/2016	BEAR	4.874%	5,000	1,134	0	1,134
Daimler Finance N.A. LLC 5.750% due 09/08/2011	(0.535%)	09/20/2011	BCLY	0.996%	5,000	64	0	64
Daimler Finance N.A. LLC 5.750% due 09/08/2011	(0.580%)	09/20/2011	BCLY	0.996%	4,000	46	0	46
Daimler Finance N.A. LLC 5.750% due 09/08/2011	(0.480%)	09/20/2011	RBS	0.996%	5,000	72	0	72
Dominion Resources, Inc. 5.200% due 01/15/2016	(0.455%)	03/20/2016	BOA	0.647%	3,000	36	0	36
DPL, Inc. 6.875% due 09/01/2011	(0.330%)	09/20/2011	CSFB	0.448%	2,600	8	0	8
EnCana Corp. 6.300% due 11/01/2011	(1.430%)	12/20/2011	GSC	1.291%	2,500	(12)	0	(12)
Exelon Corp. 6.750% due 05/01/2011	(0.290%)	06/20/2011	MLP	2.138%	3,200	148	0	148
Glitnir Banki HF 3-Month USD-LIBOR plus 0.470% due 01/18/2012	(0.365%)	03/20/2012	DUB	15.354%	2,000	635	0	635
HSBC Finance Corp. 3-Month USD-LIBOR plus 0.250% due 01/15/2014	(0.165%)	12/20/2013	BNP	3.913%	5,000	755	0	755
HSBC Finance Corp. 3-Month USD-LIBOR plus 0.430% due 06/01/2016	(0.220%)	06/20/2016	BEAR	3.637%	3,000	546	0	546
HSBC Finance Corp. 6.375% due 10/15/2011	(0.200%)	12/20/2011	RBS	4.265%	6,300	701	0	701
iStar Financial, Inc. 5.950% due 10/15/2013	(0.565%)	12/20/2013	RBS	28.717%	6,000	3,024	0	3,024
John Deere Capital Corp. 5.650% due 07/25/2011	(0.140%)	09/20/2011	CSFB	0.934%	2,000	44	0	44
Johnson Controls, Inc. 5.250% due 01/15/2011	(0.280%)	03/20/2011	JPM	1.177%	5,000	104	0	104
Johnson Controls, Inc. 5.500% due 01/15/2016	(0.500%)	03/20/2016	BEAR	1.535%	3,000	183	0	183
Kaupthing Bank HF 6.125% due 10/04/2016	(0.600%)	12/20/2016	DUB	11.386%	3,000	1,142	0	1,142
Kerr-McGee Corp. 6.875% due 09/15/2011	(0.160%)	09/20/2011	RBS	0.369%	4,100	24	0	24
Kraft Foods, Inc. 5.625% due 11/01/2011	(0.150%)	12/20/2011	RBS	0.644%	3,000	45	0	45
Kroger Co. 5.500% due 02/01/2013	(0.560%)	03/20/2013	MSC	0.585%	4,000	3	0	3
Landsbanki Islands HF 3-Month USD-LIBOR plus 0.700% due 08/25/2009	(0.330%)	09/20/2009	RBS	15.174%	3,000	381	0	381
Lennar Corp. 5.950% due 10/17/2011	(0.660%)	12/20/2011	JPM	7.952%	3,000	524	0	524
Morgan Stanley 3-Month USD-LIBOR plus 0.450% due 10/18/2016	(0.320%)	12/20/2016	RBS	8.756%	5,000	1,668	0	1,668
Morgan Stanley 3-Month USD-LIBOR plus 0.480% due 10/15/2015	(0.275%)	12/20/2015	RBS	9.149%	3,000	979	0	979
ORIX Corp. 5.480% due 11/22/2011	(0.280%)	12/20/2011	MLP	2.525%	5,000	325	0	325
Progress Energy, Inc. 7.100% due 03/01/2011	(0.100%)	03/20/2011	MLP	0.328%	3,348	18	0	18
Sealed Air Corp. 5.625% due 07/15/2013	(0.590%)	09/20/2013	MSC	1.774%	5,000	259	0	259
SLM Corp. 3-Month USD-LIBOR plus 0.230% due 10/25/2011	(0.190%)	12/20/2011	RBS	18.786%	8,000	2,847	0	2,847
Textron Financial Corp. 4.600% due 05/03/2010	(0.110%)	06/20/2010	BEAR	3.738%	2,000	117	0	117
Time Warner, Inc. 5.875% due 11/15/2016	(0.700%)	12/20/2016	BCLY	1.440%	5,000	239	0	239
Viacom, Inc. 5.750% due 04/30/2011	(0.470%)	06/20/2011	UBS	1.250%	3,000	60	97	(37)
Weatherford International Ltd. 4.950% due 10/15/2013	(0.410%)	12/20/2013	DUB	1.357%	2,500	108	0	108
Wyeth 5.500% due 03/15/2013	(0.150%)	03/20/2013	MSC	0.306%	2,500	16	0	16

						$17,627	$385	$17,242

112	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.900%	09/20/2009	JPM	1.100%	$5,000	$(8)	$0	$(8)
General Electric Capital Corp. 6.000% due 06/15/2012	0.935%	12/20/2010	BCLY	6.632%	3,000	(317)	0	(317)
Mexico Government International Bond 7.500% due 04/08/2033	0.190%	01/20/2009	JPM	0.028%	5,000	4	0	4
Pemex Project Funding Master Trust 9.500% due 09/15/2027	0.300%	01/20/2009	JPM	0.195%	10,000	9	0	9
SLM Corp. 5.125% due 08/27/2012	3.050%	03/20/2009	DUB	19.698%	3,000	(215)	0	(215)

						$(527)	$0	$(527)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	$1,700	$9	$24	$(15)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	0.540%	07/25/2045	DUB	$350	$(268)	$(24)	$(244)
ABX.HE A 06-1 Index	0.540%	07/25/2045	MLP	300	(229)	(21)	(208)
ABX.HE A 06-1 Index	0.540%	07/25/2045	UBS	350	(268)	(24)	(244)
ABX.HE AA 07-1 Index	0.150%	08/25/2037	BOA	20,000	(17,547)	(17,750)	203
ABX.HE AA 07-1 Index	0.150%	08/25/2037	CSFB	60,000	(52,640)	(46,200)	(6,440)
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	DUB	4,853	(399)	(619)	220
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	MLP	14,147	(1,164)	(1,593)	429
ABX.HE AAA 07-1 Index	0.090%	08/25/2037	CITI	25,000	(11,873)	(11,937)	64
CDX.IG-7 5 Year Index 10-15%	0.060%	12/20/2011	GSC	25,000	(1,387)	0	(1,387)
CDX.IG-7 5 Year Index 10-15%	0.068%	12/20/2011	JPM	75,000	(4,145)	0	(4,145)
CDX.IG-7 10 Year Index 15-30%	0.153%	12/20/2016	BCLY	75,000	(4,735)	0	(4,735)
CDX.IG-7 10 Year Index 15-30%	0.157%	12/20/2016	DUB	25,000	(1,570)	0	(1,570)
CDX.IG-7 10 Year Index 15-30%	0.153%	12/20/2016	GSC	25,000	(1,578)	0	(1,578)
CDX.IG-7 10 Year Index 15-30%	0.145%	12/20/2016	MLP	25,000	(1,592)	0	(1,592)
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	43,900	(242)	(614)	372

					$(99,637)	$(78,782)	$(20,855)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY	$23,800	$256	$215	$41
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA	100	1	1	0
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB	19,100	206	200	6
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP	1,200	13	27	(14)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS	44,900	484	271	213
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	BCLY	34,700	205	628	(423)
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	CITI	3,700	22	46	(24)
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	MSC	11,700	69	218	(149)
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	RBS	12,800	75	310	(235)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	RBS	63,700	(2,550)	(1,453)	(1,097)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC	10,200	(388)	(332)	(56)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	900	(35)	(12)	(23)

						$(1,642)	$119	$(1,761)

See Accompanying Notes	Semiannual Report	September 30, 2008	113

Schedule of Investments  Short-Term Portfolio  (Cont.)

(g)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$43,600	$480	$350
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	29,400	314	217
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	20,500	218	151
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,500	95	63
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	30,900	301	228
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	107,500	945	424
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	73,800	797	374
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	68,800	736	508
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	31,000	328	335

							$4,214	$2,650

(h)	Written options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$4,000	$88	$88
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	11,500	369	360
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	6,500	163	133
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,800	157	134
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	6,800	225	190
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,800	93	78
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	10,300	328	287
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	35,900	895	646
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	24,600	742	494
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	22,900	744	638
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	10,300	315	331

							$4,119	$3,379

Transactions in written call and put options for the period ended September 30, 2008:
	Notional Amount	Premium
Balance at 03/31/2008	$144,600	$2,777
Sales	64,400	2,026
Closing Buys	(68,600)	(684)
Expirations	0	0
Exercised	0	0

Balance at 09/30/2008	$140,400	$4,119

(i)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.500%	10/01/2038	$3,400	$3,346	$3,387
Freddie Mac	5.500%	10/01/2038	1,800	1,786	1,789
Freddie Mac	6.000%	10/01/2038	3,800	3,838	3,843
U.S. Treasury Notes	4.250%	08/15/2015	193,000	205,093	205,442
U.S. Treasury Notes	4.500%	04/30/2009	50,000	50,677	51,865
U.S. Treasury Notes	4.500%	11/15/2015	186,000	199,813	202,407

				$464,553	$468,733

(6)	Market value includes $5,896 of interest payable on short sales.

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$3,201,407	$22,223	$3,223,630
Short Sales, at value	0	(462,837)	0	(462,837)
Other Financial Instruments ++	0	(4,763)	934	(3,829)

Total	$0	$2,733,807	$23,157	$2,756,964

114	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$70,511	$10,500	$343	$(9)	$(8,332)	$(50,790)	$22,223
Other Financial Instruments ++	8,055	0	0	0	(6,230)	(891)	934

Total	$78,566	$10,500	$343	$(9)	$(14,562)	$(51,681)	$23,157

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	115

Schedule of Investments  Short-Term Portfolio II

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 3.3%

Daimler Finance North America LLC
6.820% due 08/03/2012	$1,188	$807

HCA, Inc.
6.012% due 11/18/2013	1,284	1,129

Total Bank Loan Obligations (Cost $2,426)		1,936

CORPORATE BONDS & NOTES 27.4%

BANKING & FINANCE 24.2%

Allstate Life Global Funding II
3.461% due 05/21/2010	1,000	995

American Express Bank FSB
5.500% due 04/16/2013	600	550

American Express Centurion Bank
2.568% due 07/13/2010	400	366

American Honda Finance Corp.
3.954% due 06/20/2011	1,100	1,098

Bear Stearns Cos. LLC
3.029% due 01/31/2011	300	293

Caterpillar Financial Services Corp.
4.226% due 06/24/2011	700	675

Citigroup Funding, Inc.
3.852% due 05/07/2010	400	377

Citigroup, Inc.
5.500% due 04/11/2013	600	524

Glitnir Banki HF
3.046% due 04/20/2010	1,000	862

JPMorgan Chase & Co.
3.569% due 06/13/2011	800	795

KeyBank N.A.
5.061% due 06/02/2010	300	299

Longpoint Re Ltd.
8.069% due 05/08/2010	500	509

Merrill Lynch & Co., Inc.
5.054% due 05/12/2010	1,000	965

Metropolitan Life Global Funding I
3.069% due 03/15/2012	1,100	1,072

National Rural Utilities Cooperative Finance Corp.
3.576% due 07/01/2010	700	700

Pricoa Global Funding I
3.613% due 06/04/2010	700	697

SLM Corp.
2.960% due 07/26/2010	600	455

UBS AG
3.714% due 05/05/2010	700	697

Ventas Realty LP
6.750% due 06/01/2010	600	600

Wachovia Bank N.A.
3.704% due 05/14/2010	1,000	819

Wells Fargo & Co.
3.188% due 03/22/2010	700	694
3.552% due 05/01/2033	300	302

		14,344

INDUSTRIALS 1.5%

GlaxoSmithKline Capital, Inc.
3.429% due 05/13/2010	300	299

XTO Energy, Inc.
4.625% due 06/15/2013	600	563

		862

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 1.7%

Midwest Generation LLC
8.300% due 07/02/2009	$1,002	$1,015

Total Corporate Bonds & Notes (Cost $16,902)		16,221

U.S. GOVERNMENT AGENCIES 88.4%

Fannie Mae
2.981% due 09/17/2027	12	12
3.281% due 07/18/2027	8	8
3.407% due 10/27/2037	600	553
3.557% due 09/25/2042	639	629
3.875% due 02/25/2022 - 12/25/2022	23	23
3.975% due 08/25/2022	13	13
4.025% due 12/25/2022	11	10
4.070% due 11/01/2017	9	9
4.075% due 09/25/2022	9	9
4.079% due 01/01/2018 - 11/01/2018	36	35
4.225% due 02/25/2023	6	6
4.278% due 03/01/2044	1,155	1,152
4.369% due 11/01/2018	11	11
4.478% due 10/01/2040	19	19
4.525% due 09/25/2023	151	152
4.874% due 02/01/2024	4	4
4.875% due 07/01/2017	12	12
4.876% due 01/01/2018	43	42
4.982% due 06/01/2024	3	2
5.048% due 11/01/2035	1,077	1,108
5.500% due 04/01/2021 - 10/01/2038	10,168	10,149
5.500% due 04/01/2037 - 05/01/2037 (d)	19,485	19,451
5.730% due 12/01/2017	4	4
5.820% due 09/01/2031	903	918
5.950% due 02/25/2044	1,158	1,170
6.000% due 03/01/2036 - 10/01/2037	7,098	7,199
6.000% due 12/01/2036 - 05/01/2038 (d)	9,150	9,279
6.040% due 01/01/2033	9	9

Freddie Mac
2.900% due 01/15/2022	1	1
3.150% due 03/15/2020	5	5
3.250% due 03/15/2023	12	12
4.070% due 06/01/2017	13	13
4.079% due 09/01/2017	13	13
4.914% due 11/01/2028	16	17
5.250% due 06/01/2018	79	80
5.500% due 08/15/2030	25	26
5.723% due 11/01/2018	34	34
5.875% due 11/01/2016	54	55
5.895% due 12/01/2025	25	26
6.082% due 02/01/2036	27	28

Ginnie Mae
5.375% due 04/20/2030	18	18
5.625% due 07/20/2027	21	21

Total U.S. Government Agencies (Cost $52,215)		52,337

MORTGAGE-BACKED SECURITIES 14.3%

Banc of America Funding Corp.
6.129% due 01/20/2047	2,598	1,762

Countrywide Home Loan Mortgage Pass-Through Trust
3.547% due 06/25/2035	2,862	2,404

First Horizon Asset Securities, Inc.
5.357% due 08/25/2035	1,901	1,645

Indymac Index Mortgage Loan Trust
5.048% due 12/25/2034	1,425	1,165

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch Countrywide Commercial Mortgage Trust
3.024% due 07/09/2009		$300	$274

Structured Adjustable Rate Mortgage Loan Trust
5.535% due 08/25/2035		1,532	1,241

Total Mortgage-Backed Securities (Cost $10,423)			8,491

ASSET-BACKED SECURITIES 5.9%

Asset-Backed Funding Certificates
3.557% due 06/25/2034		1,025	839

BA Credit Card Trust
3.688% due 12/16/2013		500	492

Chase Issuance Trust
3.138% due 11/15/2011		300	298

Lehman XS Trust
3.327% due 11/25/2036		648	612

Securitized Asset-Backed Receivables LLC Trust
3.257% due 09/25/2036		559	547

SLM Student Loan Trust
4.173% due 04/25/2023		700	703

Total Asset-Backed Securities (Cost $3,731)			3,491

FOREIGN CURRENCY-DENOMINATED ISSUES 5.3%

BTM Curacao Holdings NV
1.586% due 11/29/2049	JPY	100,000	938

Countrywide Home Loans, Inc.
5.414% due 11/24/2008	EUR	200	280

Mizuho Bank Ltd.
1.432% due 12/31/2049	JPY	100,000	937

Sumitomo Mitsui Banking Corp.
1.544% due 06/29/2049		100,000	949

Total Foreign Currency-Denominated Issues (Cost $2,855)			3,104

SHORT-TERM INSTRUMENTS 7.8%

CERTIFICATES OF DEPOSIT 1.1%

Unicredito Italiano NY
3.088% due 05/15/2009		$700	681

COMMERCIAL PAPER 4.9%

Federal Home Loan Bank
0.152% due 10/07/2008		1,200	1,200
2.270% due 10/01/2008		1,700	1,700

			2,900

U.S. TREASURY BILLS 1.8%
1.539% due 11/28/2008 - 12/26/2008 (a)(b)(c)		1,050	1,045

Total Short-Term Instruments (Cost $4,647)			4,626

PURCHASED OPTIONS (g) 2.1%
(Cost $1,243)			1,267

Total Investments 154.5% (Cost $94,442)			$91,473

Written Options (h) (1.2%) (Premiums $787)			(709)

Other Assets and Liabilities (Net) (53.3%)			(31,555)

Net Assets 100.0%			$59,209

116	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $497 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(c)	Securities with an aggregate market value of $299 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(d)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $33,312 at a weighted average interest rate of 2.465%. On September 30, 2008, securities valued at $27,044 were pledged as collateral for reverse repurchase agreements.
(e)	Cash of $1,265 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	21	$83
90-Day Eurodollar December Futures	Long	12/2009	203	305
90-Day Eurodollar September Futures	Long	09/2009	176	487
Euro-Schatz December Futures	Short	12/2008	168	(176)
U.S. Treasury 2-Year Note December Futures	Short	12/2008	9	(8)
U.S. Treasury 5-Year Note December Futures	Short	12/2008	8	(3)

				$688

(f)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	(0.230%)	06/20/2012	DUB	0.679%	$600	$9	$0	$9
Glitnir Banki HF 3-Month USD-LIBOR plus 0.260% due 04/20/2010	(0.170%)	06/20/2010	BOA	17.744%	1,000	231	0	231
GlobalSantaFe Corp. 5.000% due 02/15/2013	(0.500%)	06/20/2012	DUB	0.392%	600	(2)	0	(2)
Nabors Industries, Inc. 5.375% due 08/15/2012	(0.480%)	06/20/2012	CITI	1.036%	600	11	0	11
Noble Corp. 5.875% due 06/01/2013	(0.510%)	06/20/2012	DUB	0.809%	600	6	0	6

						$255	$0	$255

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	$1,000	$(2)	$0	$(2)
Enbridge Energy Partners LP 4.750% due 06/01/2013	0.280%	06/20/2012	MLP	1.627%	600	(27)	0	(27)
Energy Transfer Partners LP 5.950% due 02/01/2015	0.330%	06/20/2012	BOA	1.777%	600	(29)	0	(29)
Indonesia Government International Bond 6.750% due 03/10/2014	0.420%	12/20/2008	DUB	1.074%	300	0	0	0
Indonesia Government International Bond 6.750% due 03/10/2014	0.400%	12/20/2008	RBS	1.074%	700	(1)	0	(1)
Kinder Morgan Energy Partners LP 6.750% due 03/15/2011	0.290%	06/20/2012	MLP	1.491%	600	(24)	0	(24)
Panama Government International Bond 8.875% due 09/30/2027	0.260%	12/20/2008	BCLY	0.829%	300	0	0	0
Panama Government International Bond 8.875% due 09/30/2027	0.250%	12/20/2008	DUB	0.829%	400	0	0	0
Peru Government International Bond 8.750% due 11/21/2033	0.330%	12/20/2008	DUB	0.350%	300	0	0	0
Plains All American Pipeline LP 7.750% due 10/15/2012	0.320%	06/20/2012	BOA	1.944%	600	(33)	0	(33)
Valero Energy Corp. 6.875% due 04/15/2012	0.320%	06/20/2012	BOA	1.438%	600	(23)	0	(23)

						$(139)	$0	$(139)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	$500	$3	$(2)	$5
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	300	2	(1)	3

					$5	$(3)	$8

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	Semiannual Report	September 30, 2008	117

Schedule of Investments  Short-Term Portfolio II  (Cont.)

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	CITI	AUD	7,400	$30	$3	$27
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		$600	(23)	0	(23)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	DUB		800	(30)	0	(30)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		400	(16)	(13)	(3)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	DUB		4,600	(168)	55	(223)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		200	(9)	3	(12)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB	AUD	6,300	(20)	(2)	(18)
Pay	6-Month EUR-LIBOR	4.000%	09/19/2009	GSC	EUR	4,000	(48)	(39)	(9)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		5,000	(28)	35	(63)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		8,200	(45)	46	(91)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS	GBP	1,550	3	13	(10)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		4,300	(21)	(131)	110
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		400	(2)	(13)	11
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		1,050	26	17	9
Pay	France CPI ex-Tobacco Index	1.983%	03/15/2012	BNP	EUR	900	(33)	2	(35)

							$(384)	$(24)	$(360)

(g)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$8,800	$94	$65
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	6,100	65	45
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,400	27	18
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	13,800	131	102
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	15,400	148	134
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	20,200	216	149
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	8,700	92	94

							$773	$607

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC EUR versus USD		$1.375	06/03/2010	EUR	1,400	$67	$138
Put - OTC EUR versus USD		1.375	06/03/2010		1,400	67	107
Call - OTC USD versus JPY	JPY	105.200	03/31/2010		$1,000	42	36
Put - OTC USD versus JPY		105.200	03/31/2010		1,000	42	68
Call - OTC USD versus JPY		105.400	03/31/2010		3,000	126	104
Put - OTC USD versus JPY		105.400	03/31/2010		3,000	126	207

						$470	$660

(h)	Written options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	$2,000	$50	$41
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,400	46	39
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,000	66	56
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	800	27	22
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,600	144	128
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	6,700	148	143
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	6,700	217	187
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	2,900	89	93

							$787	$709

118	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

Transactions in written call and put options for the period ended September 30, 2008:
	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	396	$27,700	$608
Sales	0	20,400	639
Closing Buys	0	(21,000)	(185)
Expirations	(396)	0	(275)
Exercised	0	0	0

Balance at 09/30/2008	0	$27,100	$787

(i)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.500%	10/01/2038	$20,000	$19,747	$19,922
Fannie Mae	6.000%	10/01/2038	8,500	8,536	8,602
U.S. Treasury Notes	4.250%	08/15/2015	3,000	3,188	3,194

				$31,471	$31,718

(6)	Market value includes $21 of interest payable on short sales.

(j)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	UBS	625	10/2008	$43	$0	$43
Buy	BRL	HSBC	4,218	12/2008	0	(81)	(81)
Sell		HSBC	3,547	12/2008	175	0	175
Sell		MSC	182	12/2008	5	0	5
Sell		RBC	488	12/2008	11	0	11
Buy		RBC	488	06/2009	0	(11)	(11)
Buy	CLP	MSC	37,459	12/2008	0	(10)	(10)
Buy		JPM	128,566	05/2009	0	(40)	(40)
Sell		JPM	96,880	05/2009	28	0	28
Buy	CNY	BCLY	2,085	07/2009	0	(19)	(19)
Buy		DUB	5,835	07/2009	0	(54)	(54)
Buy		HSBC	1,429	07/2009	0	(14)	(14)
Buy		JPM	64	07/2009	0	(1)	(1)
Buy	EUR	CITI	857	10/2008	3	0	3
Sell		CITI	857	10/2008	0	(3)	(3)
Sell		UBS	857	10/2008	48	0	48
Sell	GBP	UBS	902	11/2008	31	0	31
Sell	JPY	BCLY	15,971	10/2008	1	0	1
Sell		CITI	47,317	10/2008	0	0	0
Sell		DUB	408,066	10/2008	0	(73)	(73)
Sell		BCLY	15,971	11/2008	0	0	0
Buy	NOK	MSC	2,922	12/2008	0	(25)	(25)
Buy	RUB	BCLY	162,017	11/2008	0	(220)	(220)
Sell		DUB	103,992	11/2008	165	0	165
Sell		HSBC	31,038	11/2008	46	0	46
Sell		UBS	25,894	05/2009	82	0	82
Buy	SGD	BCLY	826	11/2008	0	(27)	(27)
Buy		BOA	788	11/2008	0	(30)	(30)
Buy		CITI	60	11/2008	0	(1)	(1)
Buy		DUB	821	11/2008	0	(28)	(28)
Buy		JPM	63	11/2008	0	(1)	(1)
Sell		JPM	1,221	11/2008	49	0	49
Buy		UBS	788	11/2008	0	(30)	(30)

					$687	$(668)	$19

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$91,199	$274	$91,473
Short Sales, at value	0	(31,696)	0	(31,696)
Other Financial Instruments ++	637	(841)	(86)	(290)

Total	$637	$58,662	$188	$59,487

See Accompanying Notes	Semiannual Report	September 30, 2008	119

Schedule of Investments  Short-Term Portfolio II  (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$568	$277	$6	$0	$(25)	$(552)	$274
Other Financial Instruments ++	(44)	0	0	0	9	(51)	(86)

Total	$524	$277	$6	$0	$(16)	$(603)	$188

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

120	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments U.S. Government Sector Portfolio	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 10.3%

BANKING & FINANCE 8.6%

American Express Bank FSB
2.507% due 06/12/2009	$27,600	$27,227

American Express Credit Corp.
2.547% due 04/06/2009	2,800	2,728

American Honda Finance Corp.
2.874% due 03/09/2009	2,000	1,995

Bank of America Corp.
2.918% due 11/06/2009	20,000	19,559
3.889% due 09/25/2009	2,000	1,962

Bank of America N.A.
2.810% due 02/27/2009	30,200	30,109

Bank of Ireland
2.926% due 12/18/2009	5,500	5,449
3.072% due 12/19/2008	35,500	35,444

Bank of Scotland PLC
2.829% due 07/17/2009	2,500	2,485

Bear Stearns Cos. LLC
3.096% due 01/30/2009	5,000	4,971

Caterpillar Financial Services Corp.
2.867% due 05/18/2009	1,300	1,298

CIT Group, Inc.
2.946% due 01/30/2009	8,600	7,749

Citigroup, Inc.
2.954% due 06/09/2009	2,000	1,965

General Electric Capital Corp.
2.795% due 10/24/2008	5,500	5,496

Goldman Sachs Group, Inc.
3.191% due 10/07/2011	2,000	1,602
3.294% due 12/22/2008	14,800	14,590
4.069% due 06/28/2010	11,600	10,352

HSBC Finance Corp.
2.846% due 10/21/2009	18,600	17,651
2.899% due 03/12/2010	8,100	7,605

JPMorgan Chase & Co.
3.526% due 06/26/2009	2,500	2,497

Lehman Brothers Holdings, Inc.
2.520% due 11/24/2008 (a)	4,950	643
2.851% due 12/23/2008 (a)	35,000	4,550
2.881% due 10/22/2008 (a)	6,470	841
2.889% due 01/23/2009 (a)	10,000	1,300

Merrill Lynch & Co., Inc.
2.894% due 08/14/2009	5,900	5,691
3.234% due 12/22/2008	16,000	15,473

Morgan Stanley
2.852% due 05/07/2009	15,200	13,181
2.912% due 02/09/2009	27,300	23,794
3.228% due 11/21/2008	12,000	11,840

Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008	8,700	8,693

U.S. Trade Funding Corp.
4.260% due 11/15/2014	8,913	9,345

Wachovia Bank N.A.
2.811% due 02/23/2009	11,200	10,647
3.250% due 03/23/2009	2,000	1,882

		310,614

INDUSTRIALS 0.9%

CVS Caremark Corp.
3.111% due 06/01/2010	14,100	13,509

Daimler Finance North America LLC
3.169% due 03/13/2009	16,000	15,943

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Totem Ocean Trailer Express, Inc.
4.514% due 12/18/2019	$575	$599

Yum! Brands, Inc.
6.875% due 11/15/2037	3,000	2,534

		32,585

UTILITIES 0.8%

AT&T, Inc.
2.894% due 02/05/2010	22,000	21,926

Dominion Resources, Inc.
2.984% due 11/14/2008	2,700	2,695

Ohio Power Co.
2.971% due 04/05/2010	2,400	2,355

		26,976

Total Corporate Bonds & Notes (Cost $432,520)		370,175

MUNICIPAL BONDS & NOTES 0.0%

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	2,675	2,295

Total Municipal Bonds & Notes (Cost $2,675)		2,295

U.S. GOVERNMENT AGENCIES 38.8%

Fannie Mae
3.267% due 12/25/2036	4,005	3,856
3.327% due 03/25/2034	1,810	1,747
3.337% due 03/25/2036	3,492	3,474
3.367% due 03/25/2032	760	678
3.427% due 07/25/2032	932	832
3.447% due 06/25/2033	1,517	1,288
3.467% due 06/25/2032	3	3
3.547% due 11/25/2032	11	11
3.557% due 05/25/2042	917	900
3.825% due 08/25/2021 - 03/25/2022	141	140
3.975% due 08/25/2022	36	36
4.000% due 04/01/2014 (f)	9,021	8,895
4.075% due 04/25/2022	63	62
4.079% due 11/01/2020	29	30
4.094% due 03/01/2018	29	29
4.107% due 04/25/2032	1,087	1,085
4.278% due 02/01/2041 - 10/01/2044	18,854	18,810
4.478% due 11/01/2030	2	2
4.500% due 10/25/2015 - 09/25/2020	24,427	24,472
4.650% due 08/01/2014	35	36
4.668% due 05/25/2035	9,700	10,008
4.755% due 03/01/2035 (f)	3,929	3,849
4.910% due 12/01/2035	1,168	1,170
5.000% due 10/25/2013 - 11/01/2038	73,141	71,439
5.000% due 12/01/2013 - 06/01/2038 (f)	59,126	57,782
5.009% due 11/01/2035	1,402	1,435
5.048% due 11/01/2035 (f)	3,232	3,325
5.058% due 09/01/2017	26	26
5.076% due 01/01/2018	20	21
5.112% due 06/01/2032	6	6
5.241% due 06/01/2021 (f)	2,349	2,364
5.242% due 05/01/2032	30	31
5.249% due 08/01/2036	1,141	1,153
5.250% due 05/01/2022	15	15
5.282% due 01/01/2036 (f)	6,053	6,094
5.415% due 09/01/2032	7	7
5.435% due 09/01/2031	101	103
5.500% due 09/25/2024 - 06/01/2038	105,986	106,482

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 11/01/2032 - 02/01/2038 (f)	$83,144	$83,083
5.516% due 01/01/2029	37	37
5.597% due 03/01/2026	22	22
5.611% due 05/01/2025	19	19
5.650% due 11/01/2014	26	26
5.722% due 08/01/2028	14	14
5.788% due 07/01/2018	624	633
5.800% due 02/09/2026	30,000	30,323
5.950% due 02/25/2044	6,853	6,926
5.970% due 02/01/2026	14	14
6.000% due 12/01/2022 - 05/01/2038	6,444	6,537
6.000% due 09/01/2036 - 08/01/2037 (f)	69,018	69,996
6.024% due 09/01/2033	7	8
6.105% due 01/01/2018	101	101
6.109% due 12/01/2022	59	60
6.148% due 12/01/2029	9	9
6.163% due 09/01/2026	877	876
6.210% due 08/06/2038	14,200	16,184
6.246% due 12/01/2029	10	10
6.306% due 10/01/2032	55	56
6.320% due 06/01/2025	20	20
6.327% due 12/01/2032	10	10
6.344% due 12/01/2029	27	27
6.525% due 12/01/2031	11	11
6.781% due 09/01/2028	39	40
7.125% due 09/01/2022 - 01/15/2030	205	259
7.347% due 10/01/2025	40	41

Farmer Mac
7.316% due 07/25/2011	1,819	1,802

Federal Home Loan Bank
4.070% due 07/16/2014	1,000	973
4.250% due 12/18/2009	43,100	43,205
4.500% due 06/12/2013	6,900	6,902
4.625% due 09/11/2020	30,800	29,949
5.125% due 08/15/2019	98,000	99,826
6.640% due 12/13/2016	75	84

Freddie Mac
0.000% due 12/11/2025	9,084	3,742
2.838% due 12/15/2030 - 06/15/2031	3,591	3,521
2.888% due 11/15/2016 - 03/15/2017	5,637	5,594
2.988% due 06/15/2030 - 12/15/2032	1,327	1,318
3.000% due 05/15/2022	16	16
3.038% due 06/15/2031	363	362
3.200% due 02/15/2027	29	29
3.250% due 02/25/2011	115,000	114,750
3.447% due 07/25/2031	751	699
4.000% due 05/15/2016 - 10/15/2023	6,363	6,364
4.080% due 05/14/2009	30	30
4.250% due 05/22/2013 - 02/15/2025	6,929	6,927
4.278% due 10/25/2044 - 02/25/2045	8,722	8,304
4.478% due 07/25/2044	4,457	4,062
4.500% due 07/06/2010 - 09/15/2035	38,337	36,884
4.655% due 02/01/2035 (f)	6,423	6,482
4.692% due 06/01/2035 (f)	20,060	19,873
4.782% due 08/01/2019	50	50
5.000% due 03/18/2014 - 01/15/2034	107,750	107,666
5.083% due 05/01/2032	20	20
5.084% due 03/01/2035	360	365
5.159% due 04/01/2027	21	22
5.231% due 08/01/2031	7	7
5.338% due 02/01/2025	13	13
5.400% due 03/17/2021	500	510
5.435% due 07/01/2029	24	24

See Accompanying Notes	Semiannual Report	September 30, 2008	121

Schedule of Investments  U.S. Government Sector Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.490% due 03/01/2025	$2	$2
5.500% due 08/15/2030 - 06/15/2034	10,339	9,991
5.500% due 02/01/2038 - 08/01/2038 (f)	12,735	12,679
5.516% due 02/01/2032	13	13
5.625% due 11/23/2035	74,000	72,930
5.649% due 07/01/2020	198	203
5.692% due 02/01/2018	56	56
5.862% due 02/01/2024	48	49
5.985% due 08/01/2020	42	43
6.005% due 02/01/2032	30	31
6.250% due 07/15/2032	30,000	35,045
6.339% due 01/01/2032	65	67
6.365% due 12/01/2031	9	9
6.500% due 12/01/2031 - 10/25/2043	1,957	1,991
6.873% due 10/01/2031	9	9
7.000% due 12/01/2031	81	86

Ginnie Mae
5.000% due 05/20/2034	26,274	23,079
5.125% due 10/20/2023 - 10/20/2024	149	151
5.250% due 02/20/2030 (f)	1,965	1,986
5.375% due 04/20/2023 - 04/20/2032	1,864	1,887
5.625% due 07/20/2025 - 08/20/2026	1,075	1,088
6.500% due 04/15/2029 - 06/15/2029	134	138
8.500% due 03/20/2025	80	85

Small Business Administration
2.625% due 05/25/2021 - 01/25/2022	807	811
2.750% due 03/25/2025 - 07/25/2025	815	823
2.850% due 01/25/2019 - 11/25/2024	1,180	1,191
4.500% due 03/01/2023	1,008	967
4.760% due 09/01/2025	28,183	27,109
4.770% due 04/01/2024	7,985	7,763
4.875% due 09/10/2013	1,597	1,583
4.930% due 01/01/2024	6,255	6,128
5.136% due 08/10/2013	10,446	10,417
5.240% due 08/01/2023	4,056	4,042
7.060% due 11/01/2019	1,365	1,417
7.220% due 11/01/2020	1,176	1,230
7.449% due 08/10/2010	122	124
8.017% due 02/10/2010	746	766

Tennessee Valley Authority
5.375% due 04/01/2056	22,600	23,524
5.880% due 04/01/2036	75,000	83,075

U.S. Department of Housing and Urban Development
4.930% due 08/01/2014	4,000	4,057
5.190% due 08/01/2016	5,000	5,045

Total U.S. Government Agencies (Cost $1,402,839)		1,399,103

U.S. TREASURY OBLIGATIONS 44.0%

U.S. Treasury Notes
3.250% due 12/31/2009	2,800	2,847
4.250% due 01/15/2011	498,200	524,395
4.500% due 03/31/2009	372,000	377,783
4.750% due 12/31/2008	320,000	323,050
4.750% due 03/31/2011	290,000	309,281
4.875% due 05/31/2009	35,000	35,736
4.875% due 06/30/2012	12,700	13,721

Total U.S. Treasury Obligations (Cost $1,586,425)		1,586,813

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 22.1%

Banc of America Funding Corp.
4.625% due 02/20/2036	$39,095	$34,757

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	1,123	1,063

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	14,520	13,100
4.750% due 10/25/2035	16,131	15,847
4.834% due 11/25/2034	4,581	4,425
4.837% due 01/25/2034	1,060	994
5.040% due 04/25/2033	867	836
5.299% due 03/25/2033	76	74
5.402% due 04/25/2033	1,194	1,122
6.752% due 02/25/2033	162	161

Bear Stearns Alt-A Trust
3.367% due 02/25/2034	5,665	3,475
5.504% due 09/25/2035	17,022	13,732
5.775% due 11/25/2036	46,892	30,418
5.787% due 11/25/2036	34,089	22,874

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	223	223

Bear Stearns Mortgage Funding Trust
3.277% due 02/25/2037	9,521	8,578

CBA Commercial Small Balance Commercial Mortgage
3.487% due 12/25/2036	4,363	2,621

CC Mortgage Funding Corp.
3.337% due 05/25/2048	8,845	5,346
3.457% due 08/25/2035	1,983	1,763

Citigroup Commercial Mortgage Trust
2.558% due 08/15/2021	98	92

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	28,538	26,542
4.900% due 10/25/2035	56,281	51,491
4.900% due 12/25/2035	4,019	3,832

Countrywide Alternative Loan Trust
3.268% due 09/20/2046	2,618	2,573
3.367% due 02/25/2047	1,666	1,012
3.368% due 02/20/2047	13,172	8,054
3.387% due 05/25/2047	10,134	6,178
3.398% due 03/20/2046	10,443	6,453
3.407% due 05/25/2036	1,036	626
3.417% due 05/25/2035	2,160	1,378
3.487% due 12/25/2035	878	558
3.855% due 02/25/2036	1,040	620
4.500% due 06/25/2035	1,227	1,217
5.500% due 03/25/2036	8,879	7,338

Countrywide Home Loan Mortgage Pass-Through Trust
3.437% due 05/25/2035	3,511	2,270
3.497% due 04/25/2035	780	497
3.537% due 02/25/2035	2,252	1,435
3.547% due 02/25/2035	1,333	928
3.547% due 06/25/2035	364	306
4.706% due 08/25/2034	5,906	5,325
4.763% due 04/25/2035	1,202	902
5.807% due 09/20/2036	17,056	11,743

CS First Boston Mortgage Securities Corp.
5.549% due 05/25/2032	82	80
5.791% due 06/25/2032	76	66
6.300% due 11/15/2030	35	35

CSAB Mortgage-Backed Trust
3.307% due 06/25/2036	356	355

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.277% due 01/25/2047	2,008	1,881
3.287% due 02/25/2037	2,515	2,377

Downey Savings & Loan Association Mortgage Loan Trust
3.290% due 08/19/2045	1,933	1,255

First Republic Mortgage Loan Trust
2.738% due 11/15/2030	799	771

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.687% due 06/25/2030	$730	$660

GMAC Commercial Mortgage Securities, Inc.
6.957% due 09/15/2035	406	412

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	11,259	9,688
3.287% due 01/25/2047	10,207	9,700
3.427% due 06/25/2045	1,865	1,463

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	10,444	9,386

GSR Mortgage Loan Trust
5.441% due 04/25/2036	11,963	11,064

GSRPM Mortgage Loan Trust
3.907% due 01/25/2032	317	270

Harborview Mortgage Loan Trust
3.120% due 01/19/2038	3,673	3,383
3.160% due 04/19/2038	4,471	2,756
3.250% due 05/19/2035	4,423	2,861
3.270% due 03/19/2037	10,462	6,454
3.400% due 02/19/2034	1,402	1,345

Impac CMB Trust
3.472% due 07/25/2033	234	209

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	4,355	4,109

Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	5,539	5,207
3.307% due 01/25/2037	647	618
3.527% due 02/25/2035	7,330	4,831

JPMorgan Mortgage Trust
4.766% due 07/25/2035	43,934	39,409
5.003% due 07/25/2035	5,607	5,170
5.365% due 02/25/2036	11,529	11,035

LB-UBS Commercial Mortgage Trust
3.323% due 03/15/2027	143	142

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	2,519	2,283

MASTR Adjustable Rate Mortgages Trust
3.317% due 05/25/2047	606	595
5.197% due 05/25/2034	566	498

MASTR Asset Securitization Trust
4.500% due 03/25/2018	2,532	2,505
5.500% due 09/25/2033	1,241	1,141

Mellon Residential Funding Corp.
2.838% due 11/15/2031	3,191	2,892
2.928% due 12/15/2030	3,391	3,153

Merrill Lynch Floating Trust
2.558% due 06/15/2022	5,382	4,896

Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	651	623

Morgan Stanley Capital I
2.548% due 10/15/2020	12,346	11,093
4.490% due 01/13/2041	350	337

New Century Alternative Mortgage Loan Trust
3.267% due 07/25/2036	5,894	5,728

Prime Mortgage Trust
5.000% due 02/25/2019	4,029	3,896

RAAC Series 2005-SP1
5.000% due 09/25/2034	896	883

Residential Accredit Loans, Inc.
3.307% due 09/25/2046	3,474	2,965
3.507% due 08/25/2035	3,447	2,131
3.607% due 01/25/2033	2,012	1,819
3.607% due 03/25/2033	5,684	5,281
4.215% due 09/25/2045	1,402	918

Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	1,461	1,420

122	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	$293	$278
Sequoia Mortgage Trust
3.380% due 10/19/2026	2,687	2,454
3.538% due 07/20/2033	3,653	3,024
3.658% due 07/20/2033	2,569	2,019

Structured Adjustable Rate Mortgage Loan Trust
4.065% due 01/25/2035	1,078	640

Structured Asset Mortgage Investments, Inc.
3.277% due 08/25/2036	2,212	2,155
3.307% due 09/25/2047	1,779	1,698
3.320% due 07/19/2034	656	518
3.380% due 03/19/2034	1,208	1,087
3.397% due 06/25/2036	1,015	622
3.427% due 05/25/2036	42,564	26,247

Structured Asset Securities Corp.
3.257% due 05/25/2036	2,719	2,574
5.034% due 10/25/2035	3,623	3,069

TBW Mortgage-Backed Pass-Through Certificates
3.307% due 09/25/2036	524	504
3.317% due 01/25/2037	4,681	4,444

Thornburg Mortgage Securities Trust
3.307% due 03/25/2037	17,221	16,193
3.317% due 03/25/2046	1,548	1,496
3.317% due 11/25/2046	13,918	13,353
3.327% due 09/25/2046	17,247	16,169

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	31,701	28,971

WaMu Mortgage Pass-Through Certificates
3.437% due 04/25/2045	5,412	3,550
3.467% due 11/25/2045	3,716	2,357
3.477% due 12/25/2045	2,258	1,476
3.497% due 10/25/2045	4,471	2,835
3.585% due 01/25/2047	2,947	1,777
3.665% due 12/25/2046	5,694	3,441
3.747% due 12/25/2027	9,219	7,943
3.835% due 06/25/2046	8,125	4,930
3.855% due 02/25/2046	6,139	3,681
3.948% due 02/27/2034	1,513	1,430
4.055% due 11/25/2042	1,546	1,379
4.198% due 05/25/2046	1,528	1,271
4.198% due 08/25/2046	35,927	25,968
4.198% due 09/25/2046	5,957	3,877
4.198% due 10/25/2046	3,111	2,024
4.198% due 12/25/2046	3,195	1,952
4.229% due 03/25/2034	778	749
4.255% due 06/25/2042	1,171	1,065
4.274% due 05/25/2041	649	599
4.329% due 07/25/2046	14,110	10,481
4.355% due 11/25/2046	2,417	1,627

Washington Mutual MSC Mortgage Pass-Through Certificates
5.664% due 05/25/2033	127	106
6.000% due 02/25/2033	6	6
6.044% due 02/25/2033	76	75

Wells Fargo Mortgage-Backed Securities Trust
3.621% due 09/25/2034	4,175	3,691
4.336% due 07/25/2035	12,100	11,233
4.488% due 11/25/2033	634	590
4.500% due 11/25/2018	7,856	7,651
4.950% due 03/25/2036	74,141	65,599

Total Mortgage-Backed Securities (Cost $969,986)		795,706

ASSET-BACKED SECURITIES 14.9%

Accredited Mortgage Loan Trust
3.257% due 02/25/2037	3,360	3,208

ACE Securities Corp.
3.257% due 07/25/2036	769	759
3.257% due 08/25/2036	1,774	1,676

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.257% due 12/25/2036	$2,983	$2,810
3.287% due 10/25/2036	1,597	1,582
3.357% due 12/25/2035	3,229	3,166

American Express Credit Account Master Trust
2.478% due 08/15/2011	1,800	1,795

Argent Securities, Inc.
3.257% due 09/25/2036	1,364	1,349

Asset-Backed Funding Certificates
3.267% due 10/25/2036	1,541	1,507
3.267% due 11/25/2036	5,682	5,466
3.267% due 01/25/2037	4,379	4,133
3.557% due 06/25/2034	8,073	6,605

Asset-Backed Securities Corp. Home Equity
3.008% due 06/15/2031	486	421
3.028% due 11/15/2031	44	39
3.257% due 11/25/2036	2,160	2,144
3.257% due 12/25/2036	660	632
3.287% due 05/25/2037	1,169	1,147

Bear Stearns Asset-Backed Securities Trust
3.247% due 01/25/2037	4,660	4,520
3.257% due 11/25/2036	3,884	3,682
3.267% due 05/25/2036	715	696
3.277% due 12/25/2036	1,398	1,291
3.287% due 10/25/2036	2,155	2,070
3.317% due 11/25/2036	8,804	7,496
3.707% due 11/25/2042	4,996	4,184
3.867% due 10/25/2032	172	151

Carrington Mortgage Loan Trust
3.257% due 08/25/2036	247	245
3.257% due 10/25/2036	2,933	2,899
3.257% due 12/25/2036	2,423	2,263
3.257% due 01/25/2037	10,590	10,113
3.367% due 01/25/2036	3,959	3,914
3.527% due 10/25/2035	2,337	2,216

Chase Credit Card Master Trust
2.598% due 02/15/2011	12,475	12,466

CIT Group Home Equity Loan Trust
3.477% due 06/25/2033	302	261

Citigroup Mortgage Loan Trust, Inc.
3.247% due 12/25/2036	3,753	3,463
3.257% due 10/25/2036	518	516
3.257% due 11/25/2036	584	580
3.267% due 01/25/2037	1,307	1,285
3.267% due 05/25/2037	2,974	2,727
3.267% due 07/25/2045	4,926	4,481
3.307% due 10/25/2036	6,400	6,145
3.317% due 08/25/2036	2,823	2,730
3.317% due 03/25/2037	1,910	1,789

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,550	1,146

Countrywide Asset-Backed Certificates
3.257% due 01/25/2037	583	582
3.257% due 03/25/2037	5,890	5,681
3.257% due 05/25/2037	16,216	15,733
3.257% due 06/25/2037	4,055	3,944
3.257% due 07/25/2037	5,497	5,212
3.257% due 12/25/2046	1,927	1,903
3.257% due 03/25/2047	2,000	1,957
3.257% due 05/25/2047	3,244	3,123
3.267% due 03/25/2037	1,254	1,220
3.267% due 09/25/2046	1,371	1,364
3.277% due 06/25/2037	3,390	3,264
3.287% due 06/25/2037	5,630	5,394
3.287% due 10/25/2037	1,893	1,806
3.307% due 09/25/2037	1,817	1,704
3.307% due 09/25/2047	2,816	2,657
3.317% due 10/25/2046	4,076	3,952
3.367% due 02/25/2036	838	741
3.387% due 09/25/2036	3,844	3,551
3.397% due 06/25/2036	2,935	2,683
3.687% due 12/25/2031	228	166

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Credit-Based Asset Servicing & Securitization LLC
3.267% due 11/25/2036	$2,713	$2,607
3.277% due 01/25/2037	3,853	3,599
3.297% due 12/25/2037	2,163	2,075

CS First Boston Mortgage Securities Corp.
3.827% due 01/25/2032	156	128

First Franklin Mortgage Loan Asset-Backed Certificates
3.237% due 07/25/2036	205	204
3.247% due 09/25/2036	4,290	4,184
3.247% due 01/25/2038	4,201	3,949
3.257% due 11/25/2036	15,150	14,257
3.257% due 12/25/2036	5,028	4,887
3.257% due 03/25/2037	20,886	19,732
3.277% due 12/25/2037	2,849	2,750
3.577% due 12/25/2034	118	103

Fremont Home Loan Trust
3.257% due 10/25/2036	2,672	2,555
3.267% due 01/25/2037	4,332	4,079

GE-WMC Mortgage Securities LLC
3.247% due 08/25/2036	1,596	1,546

GSAMP Trust
3.247% due 10/25/2046	1,690	1,650
3.277% due 01/25/2036	126	121
3.277% due 10/25/2036	270	254
3.277% due 12/25/2036	4,290	3,953
3.297% due 11/25/2035	367	179

GSR Mortgage Loan Trust
3.307% due 11/25/2030	61	60

GSRPM Mortgage Loan Trust
3.587% due 09/25/2042	903	893

HFC Home Equity Loan Asset-Backed Certificates
3.258% due 03/20/2036	1,012	985
3.538% due 09/20/2033	1,368	1,260

Home Equity Asset Trust
3.267% due 05/25/2037	1,768	1,628
4.127% due 02/25/2033	1	1

HSI Asset Securitization Corp. Trust
3.257% due 10/25/2036	3,411	3,142
3.257% due 12/25/2036	1,369	1,305

Indymac Residential Asset-Backed Trust
2.432% due 08/25/2036	47	47
3.267% due 04/25/2037	3,801	3,709
3.287% due 07/25/2037	2,336	2,241
3.337% due 04/25/2047	2,953	2,847

IXIS Real Estate Capital Trust
3.267% due 05/25/2037	127	119

JPMorgan Mortgage Acquisition Corp.
2.519% due 07/25/2036	2,073	2,017
2.541% due 11/25/2036	898	862
2.551% due 08/25/2036	1,364	1,298
3.247% due 08/25/2036	536	529
3.257% due 08/25/2036	4,184	4,109
3.257% due 10/25/2036	7,519	7,120
3.267% due 04/25/2037	2,350	2,164
3.267% due 05/25/2037	3,249	3,038
3.287% due 03/25/2037	1,764	1,646

LA Arena Funding LLC
7.656% due 12/15/2026	83	83

Lehman ABS Mortgage Loan Trust
3.297% due 06/25/2037	2,275	2,169

Lehman XS Trust
3.277% due 05/25/2046	1,235	1,197
3.287% due 04/25/2046	962	953
3.287% due 08/25/2046	2,241	2,207
3.287% due 11/25/2046	5,901	5,641
3.297% due 05/25/2046	1,042	1,023
3.327% due 11/25/2036	2,447	2,313

See Accompanying Notes	Semiannual Report	September 30, 2008	123

Schedule of Investments  U.S. Government Sector Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Long Beach Mortgage Loan Trust
3.247% due 11/25/2036	$5,389	$5,215
3.257% due 08/25/2036	1,850	1,806
3.267% due 10/25/2036	1,629	1,552
3.387% due 08/25/2035	359	350
3.487% due 10/25/2034	1,548	1,192

MASTR Asset-Backed Securities Trust
3.257% due 11/25/2036	2,077	2,008
3.267% due 11/25/2036	3,247	3,175
3.287% due 05/25/2037	3,133	2,928

MBNA Credit Card Master Note Trust
2.588% due 12/15/2011	2,300	2,279

Merrill Lynch First Franklin Mortgage Loan Trust
3.267% due 06/25/2037	5,815	5,618

Merrill Lynch Mortgage Investors, Inc.
3.237% due 05/25/2037	847	834
3.237% due 06/25/2037	1,675	1,651
3.267% due 04/25/2037	341	338
3.277% due 08/25/2036	7,171	6,976
3.277% due 07/25/2037	2,759	2,692
3.327% due 02/25/2037	2,003	1,874

Mid-State Trust
7.340% due 07/01/2035	284	267

Morgan Stanley ABS Capital I
3.247% due 07/25/2036	2,644	2,625
3.247% due 10/25/2036	3,440	3,350
3.247% due 01/25/2037	9,900	9,349
3.257% due 09/25/2036	3,659	3,600
3.257% due 10/25/2036	3,181	3,104
3.257% due 11/25/2036	7,526	7,279
3.267% due 05/25/2037	14,853	13,648
3.327% due 02/25/2036	2,127	2,102

Morgan Stanley Home Equity Loan Trust
3.257% due 12/25/2036	4,146	3,905

Morgan Stanley IXIS Real Estate Capital Trust
3.257% due 11/25/2036	3,696	3,576

Morgan Stanley Mortgage Loan Trust
3.277% due 01/25/2047	6,037	5,633

Nationstar Home Equity Loan Trust
3.267% due 03/25/2037	2,040	1,977
3.267% due 06/25/2037	4,487	4,358
3.327% due 04/25/2037	2,492	2,411

New Century Home Equity Loan Trust
3.277% due 08/25/2036	656	653
3.387% due 05/25/2036	2,360	1,987
3.467% due 06/25/2035	796	703

Option One Mortgage Loan Trust
3.247% due 02/25/2037	1,356	1,338
3.257% due 01/25/2037	4,650	4,479
3.267% due 06/25/2037	1,928	1,850

Park Place Securities, Inc.
3.467% due 09/25/2035	617	585

Popular ABS Mortgage Pass-Through Trust
3.297% due 06/25/2047	4,089	3,878

Renaissance Home Equity Loan Trust
3.707% due 12/25/2033	1,830	1,527
3.907% due 08/25/2032	2	2

Residential Asset Mortgage Products, Inc.
3.277% due 11/25/2036	350	347
3.277% due 02/25/2037	2,549	2,382
3.307% due 08/25/2046	2,056	1,980

Residential Asset Securities Corp.
3.267% due 01/25/2037	5,475	5,322

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.277% due 11/25/2036	$7,300	$7,176
3.277% due 02/25/2037	2,073	1,945
3.317% due 04/25/2037	2,830	2,617

Salomon Brothers Mortgage Securities VII, Inc.
3.507% due 03/25/2032	166	158
4.150% due 01/25/2032	147	99

Saxon Asset Securities Trust
3.267% due 10/25/2046	4,242	4,150
3.727% due 08/25/2032	33	33
3.747% due 01/25/2032	22	22

SBI HELOC Trust
3.377% due 08/25/2036	2,454	2,397

Securitized Asset-Backed Receivables LLC Trust
3.247% due 01/25/2037	4,295	4,055
3.257% due 09/25/2036	1,398	1,369
3.267% due 12/25/2036	6,232	5,770
3.287% due 11/25/2036	2,318	2,232

SLM Student Loan Trust
2.780% due 04/25/2014	3,895	3,861
2.790% due 10/27/2014	3,627	3,593
2.790% due 07/25/2017	4,386	4,370

Soundview Home Equity Loan Trust
3.257% due 10/25/2036	1,089	1,081
3.267% due 11/25/2036	2,840	2,733
3.267% due 12/25/2036	287	284
3.287% due 01/25/2037	3,037	2,967
3.287% due 06/25/2037	3,158	3,037
3.307% due 10/25/2036	449	446

Specialty Underwriting & Residential Finance
3.237% due 06/25/2037	809	802
3.252% due 11/25/2037	2,575	2,470
3.267% due 01/25/2038	3,832	3,540

Structured Asset Investment Loan Trust
3.247% due 09/25/2036	1,280	1,255
3.257% due 07/25/2036	5,221	4,949

Structured Asset Securities Corp.
3.257% due 10/25/2036	7,914	7,515
3.287% due 01/25/2037	1,458	1,368
3.307% due 01/25/2037	2,419	2,205
3.607% due 05/25/2034	487	420

Truman Capital Mortgage Loan Trust
3.547% due 01/25/2034	86	84

Washington Mutual Asset-Backed Certificates
3.257% due 01/25/2037	5,098	4,789

Wells Fargo Home Equity Trust
3.257% due 01/25/2037	1,540	1,501
3.307% due 03/25/2037	892	864

Total Asset-Backed Securities (Cost $570,722)		538,685

SOVEREIGN ISSUES 3.4%

Canada Mortgage & Housing Corp.
3.375% due 12/01/2008	27,900	27,984

Export-Import Bank of Korea
2.901% due 06/01/2009	12,000	11,905

Israel Government AID Bond
0.000% due 11/01/2024	178,000	81,918

Total Sovereign Issues (Cost $115,570)		121,807

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 14.9%

COMMERCIAL PAPER 2.4%

Bank of America Corp.
0.010% due 10/01/2008	$46,300	$46,300

JPMorgan Chase & Co.
0.000% due 10/01/2008	39,500	39,500

		85,800

REPURCHASE AGREEMENTS 9.2%

JPMorgan Chase Bank N.A.
0.000% due 10/01/2008	14,900	14,900
(Dated 09/30/2008. Collateralized by Fannie Mae 6.270% due 06/10/2020 valued at $15,985 and Federal Home Loan Bank 2.817% due 09/10/2009 valued at $2,044. Repurchase proceeds are $14,900.)
0.450% due 10/06/2008	87,740	87,740
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 3.250% due 12/31/2009 valued at $87,761. Repurchase proceeds are $87,741.)

Merrill Lynch & Co., Inc.
0.050% due 10/01/2008	50,300	50,300
(Dated 09/30/2008. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2017 valued at $50,247. Repurchase proceeds are $50,300.)

State Street Bank and Trust Co.
0.100% due 10/01/2008	53,380	53,380
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.380% due 10/14/2008 valued at $54,452. Repurchase proceeds are $53,380.)
1.000% due 10/01/2008	124,091	124,091

(Dated 09/30/2008. Collateralized by Fannie Mae 0.000% - 7.125% due 11/13/2008 - 06/15/2010 valued at $76,095; Federal Home Loan Bank 0.000% due 11/21/2008 valued at $24,538; and Freddie Mac 0.000% due 11/10/2008 valued at $25,942. Repurchase proceeds are $124,094.)

		330,411

U.S. TREASURY BILLS 3.3%
1.042% due 10/16/2008 - 12/26/2008 (b)(c)(d)(e)	122,008	121,189

Total Short-Term Instruments (Cost $537,974)		537,400

PURCHASED OPTIONS (i) 0.9%
(Cost $53,824)		31,322

Total Investments 149.3% (Cost $5,672,535)		$5,383,306

Written Options (j) (1.2%) (Premiums $55,360)		(44,368)

Other Assets and Liabilities (Net) (48.1%)		(1,734,451)

Net Assets 100.0%		$3,604,487

124	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $66,526 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(d)	Securities with an aggregate market value of $1,384 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(e)	Securities with an aggregate market value of $1,985 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $53,528 at a weighted average interest rate of 2.742%. On September 30, 2008, securities valued at $275,647 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $112,985 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	27,610	$7,651
90-Day Eurodollar December Futures	Long	12/2009	9,000	13,775
90-Day Eurodollar June Futures	Long	06/2009	18,500	17,766
90-Day Eurodollar March Futures	Long	03/2009	24,087	17,535
90-Day Eurodollar March Futures	Long	03/2010	6,000	9,239
90-Day Eurodollar September Futures	Long	09/2009	12,000	19,444
U.S. Treasury 10-Year Note December Futures	Long	12/2008	4,049	(397)
U.S. Treasury 30-Year Bond December Futures	Long	12/2008	2,325	(1,748)

				$83,265

(h)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Altius Funding Ltd. 3-Month USD-LIBOR plus 1.400% due 12/09/2040	(1.230%)	12/09/2040	MLP	$ 1,541	$1,287	$0	$1,287

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
General Electric Capital Corp. 6.000% due 06/15/2012	1.020%	09/20/2010	BCLY	6.710%	$3,640	$(348)	$0	$(348)
General Electric Capital Corp. 6.000% due 06/15/2012	0.935%	12/20/2010	BCLY	6.632%	3,000	(318)	0	(318)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	12/20/2009	BNP	7.165%	1,500	(100)	0	(100)
General Electric Capital Corp. 6.000% due 06/15/2012	1.120%	12/20/2010	CITI	6.632%	1,800	(184)	0	(184)
General Electric Capital Corp. 6.000% due 06/15/2012	0.830%	12/20/2009	GSC	7.165%	1,500	(105)	0	(105)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	09/20/2009	RBS	7.410%	3,000	(170)	0	(170)

						$(1,225)	$0	$(1,225)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2008	125

Schedule of Investments  U.S. Government Sector Portfolio  (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	5.000%	12/20/2009	UBS	$470,000	$12,474	$(4,145)	$16,619
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB	29,400	316	228	88
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BCLY	68,900	(406)	(1,227)	821
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	JPM	55,900	(330)	(673)	343
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC	2,189,800	(12,909)	(29,808)	16,899
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS	427,500	(2,520)	(3,708)	1,188
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI	27,500	(1,101)	(825)	(276)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB	35,400	(1,418)	(1,451)	33
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	MSC	5,900	(236)	(141)	(95)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	RBS	5,700	(229)	(137)	(92)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY	30,300	(1,153)	(970)	(183)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI	82,900	(3,155)	(1,272)	(1,883)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP	503,700	(19,165)	(10,663)	(8,502)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	529,110	(20,131)	(11,127)	(9,004)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS	503,800	(19,168)	(10,580)	(8,588)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP	525,000	(19,110)	(11,551)	(7,559)
Pay	3-Month USD-LIBOR	5.000%	12/17/2038	CITI	130,600	5,822	(1,999)	7,821
Pay	3-Month USD-LIBOR	5.000%	12/17/2038	MSC	20,500	914	(419)	1,333
Pay	3-Month USD-LIBOR	5.000%	12/17/2038	RBS	217,300	9,686	(4,894)	14,580

						$(71,819)	$(95,362)	$23,543

(i)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$362,300	$3,874	$2,675
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	258,200	2,748	1,906
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	93,700	1,049	692
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	558,900	5,302	4,126
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	3,058,000	28,323	12,069
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	837,200	8,931	6,180
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	340,100	3,597	3,674

							$53,824	$31,322

(j)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	1,068	$783	$863
Call - CBOT U.S. Treasury 10-Year Note December Futures	119.000	11/21/2008	213	146	129
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	1,281	631	1,648

				$1,560	$2,640

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	$83,700	$2,101	$1,715
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	56,600	1,849	1,577
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	86,000	2,847	2,397
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	31,200	1,030	870
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	186,300	5,837	5,192
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	1,031,200	27,607	18,553
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	279,100	9,057	7,779
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	113,400	3,472	3,645

							$53,800	$41,728

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$2,340,000	$46,530
Sales	10,228	836,300	31,433
Closing Buys	(1,068)	(1,093,400)	(14,405)
Expirations	(3,299)	(215,400)	(6,144)
Exercised	(3,299)	0	(2,054)

Balance at 09/30/2008	2,562	$1,867,500	$55,360

126	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2008

(k)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	6.000%	10/01/2038	$41,600	$41,840	$42,101
Freddie Mac	5.500%	10/01/2038	10,000	10,098	9,936
U.S. Treasury Bonds	4.500%	05/15/2038	74,000	77,451	77,559
U.S. Treasury Notes	3.250%	12/31/2009	91,200	92,442	93,497
U.S. Treasury Notes	4.250%	01/15/2011	249,100	262,869	264,585

				$484,700	$487,678

(6)	Market value includes $4,478 of interest payable on short sales.

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$5,383,306	$0	$5,383,306
Short Sales, at value	0	(483,200)	0	(483,200)
Other Financial Instruments ++	83,265	(22,050)	(1,858)	59,357

Total	$83,265	$4,878,056	$(1,858)	$4,959,463

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$21,914	$(1,384)	$(1)	$(5)	$(4,312)	$(16,212)	$0
Other Financial Instruments ++	2,376	0	0	0	(1,089)	(3,145)	(1,858)

Total	$24,290	$(1,384)	$(1)	$(5)	$(5,401)	$(19,357)	$(1,858)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	127

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to twelve portfolios (the “Portfolios”) offered by the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

The Portfolios have adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

■	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that a portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedules of Investments for each respective portfolio.

■	FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”)

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedules of Investments and disclosures within Footnote 2(q), Swap Agreements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies, a Portfolio’s NAV will be calculated based upon the NAVs of such investments. A Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially

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affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Delayed-Delivery Transactions  Certain Portfolios may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed-delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Portfolio are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Cash and Foreign Currency  The functional and reporting currency for the Portfolios is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(g) Foreign Currency Contracts  Certain Portfolios may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(h) Futures Contracts  Certain Portfolios may enter into futures contracts. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(i) Inflation-Indexed Bonds  Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Semiannual Report	September 30, 2008	129

Notes to Financial Statements  (Cont.)

(j) Options Contracts  Certain Portfolios may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Certain Portfolios may also purchase put and call options. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included on the Portfolio’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(k) Payment In-Kind Securities  Certain Portfolios may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(l) Repurchase Agreements  Each Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Reverse Repurchase Agreements  Certain Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by a Portfolio may decline below the repurchase price of the security. A Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(n) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  Certain Portfolios may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statements of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statements of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net

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expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, NAV or total return.

(o) Restricted Securities  Certain Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(p) Short Sales  Certain Portfolios may enter into short sales transactions. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(q) Swap Agreements  Certain Portfolios may invest in swap agreements. Swap agreements are privately negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Portfolio may enter into credit default, cross- currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Portfolio are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

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Notes to Financial Statements  (Cont.)

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indicies to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2008 for which a Portfolio is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements  Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Interest rate swap agreements involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  Certain Portfolios may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  Certain Portfolios may invest in variance swap agreements. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

(r) Loan Participations and Assignments  Certain Portfolios may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended September 30, 2008, there were no open unfunded loan commitments.

132	PIMCO Funds	Private Account Portfolio Series

(Unaudited) September 30, 2008

(s) Mortgage-Related and Other Asset-Backed Securities   Certain Portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(t) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Portfolios may invest in U.S. government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolios’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities

Semiannual Report	September 30, 2008	133

Notes to Financial Statements  (Cont.)

purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

(u) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolios’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolios’ financial statement disclosures.

3. MARKET AND CREDIT RISK

In the normal course of business the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolios to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolios’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolios’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain portfolios had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of other liabilities on the Statements of Assets and Liabilities and net changes in unrealized appreciation (depreciation) on the Statements of Operations. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

4. FEES AND EXPENSES

(a) Investment Advisory Fee   PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Portfolio, at an annual rate based on average daily net assets. The Investment Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee (collectively, the “Administrative Fee”) based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Portfolio Name	Investment Advisory Fee	Supervisory and Administrative Fee
Asset-Backed Securities Portfolio	0.02%	0.03%
Developing Local Markets Portfolio	0.02%	0.10%
Emerging Markets Portfolio	0.02%	0.10%
High Yield Portfolio	0.02%	0.03%
International Portfolio	0.02%	0.10%
Investment Grade Corporate Portfolio	0.02%	0.03%
Mortgage Portfolio	0.02%	0.03%
Municipal Sector Portfolio	0.02%	0.03%
Real Return Portfolio	0.02%	0.03%
Short-Term Portfolio	0.02%	0.03%
Short-Term Portfolio II	0.02%	0.03%
U.S. Government Sector Portfolio	0.02%	0.03%

(c) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee received an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $15,000 and each other committee chair received an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

134	PIMCO Funds	Private Account Portfolio Series

(Unaudited) September 30, 2008

(d) Distributor  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares.

5. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

Certain Portfolios are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2008, the Portfolios below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Portfolio Name	Purchases	Sales
Asset-Backed Securities Portfolio	$10,462	$0
Developing Local Markets Portfolio	43,141	93,411
Emerging Markets Portfolio	22,629	179,723
International Portfolio	11,797	0
Investment Grade Corporate Portfolio	134,267	0
Mortgage Portfolio	133,189	0
Municipal Sector Portfolio	18,766	0
Real Return Portfolio	272	0
Short-Term Portfolio	0	133,189
Short-Term Portfolio II	0	9,021

6. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts.

7. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2008, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Portfolio Name	Purchases	Sales	Purchases	Sales
Asset-Backed Securities Portfolio	$773,718	$655,971	$258,633	$60,634
Developing Local Markets Portfolio	308,684	394,575	96,180	399,303
Emerging Markets Portfolio	1,119,457	1,403,991	176,051	490,294
High Yield Portfolio	1,764,128	1,843,249	396,068	790,213
International Portfolio	5,505,547	7,078,020	1,034,915	91,214
Investment Grade Corporate Portfolio	2,422,832	2,567,572	2,009,941	316,490
Mortgage Portfolio	116,118,525	110,356,669	2,394,698	85,805
Municipal Sector Portfolio	0	0	92,894	78,386
Real Return Portfolio	10,774,065	11,117,838	160,255	144,091
Short-Term Portfolio	3,985,964	3,916,440	639,927	426,200
Short-Term Portfolio II	284,424	301,032	18,513	14,092
U.S. Government Sector Portfolio	22,292,692	21,825,403	87,474	156,239

Semiannual Report	September 30, 2008	135

Notes to Financial Statements  (Cont.)

8. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Asset-Backed Securities Portfolio				Developing Local Markets Portfolio				Emerging Markets Portfolio
	Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	18,275	$191,472	63,345	$687,501	30,870	$351,921	96,423	$1,153,135	4,850	$51,460	175,995	$1,960,613
Issued as reinvestment of distributions	2,480	25,389	3,851	41,298	897	10,091	7,814	93,072	5,273	50,916	20,307	215,690
Cost of shares redeemed	(26,823)	(282,620)	(15,212)	(166,593)	(63,617)	(756,819)	(62,250)	(748,179)	(87,488)	(923,356)	(119,861)	(1,289,392)
Net increase (decrease) resulting from Portfolio share transactions	(6,068)	$(65,759)	51,984	$562,206	(31,850)	$(394,807)	41,987	$498,028	(77,365)	$(820,980)	76,441	$886,911

	High Yield Portfolio				International Portfolio				Investment Grade Corporate Portfolio
	Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	12,959	$106,642	227,781	$1,881,107	33,756	$136,259	915,619	$4,031,711	142,611	$1,401,513	308,031	$3,045,390
Issued as reinvestment of distributions	5,279	40,304	12,501	103,221	12,292	46,755	58,166	257,324	13,912	122,321	11,493	112,828
Cost of shares redeemed	(77,490)	(634,206)	(119,726)	(1,004,379)	(222,852)	(916,255)	(805,711)	(3,637,128)	(62,376)	(594,732)	(55,362)	(552,005)
Net increase (decrease) resulting from Portfolio share transactions	(59,252)	$(487,260)	120,556	$979,949	(176,804)	$(733,241)	168,074	$651,907	94,147	$929,102	264,162	$2,606,213

	Mortgage Portfolio				Municipal Sector Portfolio				Real Return Portfolio
	Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	308,001	$3,227,824	642,749	$6,729,297	4,211	$39,167	24,046	$231,279	1,211	$13,482	23,828	$251,177
Issued as reinvestment of distributions	35,245	368,400	60,972	635,436	1,156	10,504	1,764	17,367	1,177	12,559	5,276	55,525
Cost of shares redeemed	(269,482)	(2,814,298)	(294,361)	(3,102,617)	(6,697)	(62,543)	(9,840)	(98,318)	(25,692)	(287,623)	(54,454)	(584,009)
Net increase (decrease) resulting from Portfolio share transactions	73,764	$781,926	409,360	$4,262,116	(1,330)	$(12,872)	15,970	$150,328	(23,304)	$(261,582)	(25,350)	$(277,307)

	Short-Term Portfolio				Short-Term Portfolio II				U.S. Government Sector Portfolio
	Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	99,608	$909,395	214,496	$2,072,435	2,503	$22,784	7,221	$71,761	48,713	$615,225	183,054	$2,000,707
Issued as reinvestment of distributions	8,623	77,134	22,264	213,556	231	2,069	2,427	23,381	5,995	75,185	24,500	266,071
Cost of shares redeemed	(168,834)	(1,538,633)	(417,550)	(4,055,563)	(3,795)	(34,642)	(60,016)	(598,651)	(84,026)	(1,065,176)	(646,656)	(7,022,375)
Net (decrease) resulting from Portfolio share transactions	(60,603)	$(552,104)	(180,790)	$(1,769,572)	(1,061)	$(9,789)	(50,368)	$(503,509)	(29,318)	$(374,766)	(439,102)	$(4,755,597)

136	PIMCO Funds	Private Account Portfolio Series

(Unaudited) September 30, 2008

9. REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

10. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of September 30, 2008, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Semiannual Report	September 30, 2008	137

Notes to Financial Statements  (Cont.)

At September 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Portfolio Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
Asset-Backed Securities Portfolio	$11,169	$(136,206)	$(125,037)
Developing Local Markets Portfolio	331	(18,847)	(18,516)
Emerging Markets Portfolio	4,250	(81,562)	(77,312)
High Yield Portfolio	13,098	(153,436)	(140,338)
International Portfolio	24,357	(123,888)	(99,531)
Investment Grade Corporate Portfolio	27,050	(760,215)	(733,165)
Mortgage Portfolio	234,940	(472,758)	(237,818)
Municipal Sector Portfolio	2,839	(45,678)	(42,839)
Real Return Portfolio	5,315	(27,114)	(21,799)
Short-Term Portfolio	14,329	(332,080)	(317,751)
Short-Term Portfolio II	836	(3,805)	(2,969)
U.S. Government Sector Portfolio	20,600	(309,829)	(289,229)

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, interest only basis adjustments, passive foreign investment companies, and unamortized premium on convertible bonds for federal income tax purposes.

138	PIMCO Funds	Private Account Portfolio Series

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CITI	Citigroup, Inc.	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CSFB	Credit Suisse First Boston	MSC	Morgan Stanley
BOA	Bank of America	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BCLY	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
BEAR	Bear Stearns & Co., Inc.	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BNP	BNP Paribas Bank	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.
BSN	Bank of Nova Scotia	LEH	Lehman Brothers, Inc.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	FTSE	Financial Times Stock Exchange	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	LMEX	London Metal Exchange	OTC	Over-the-Counter
CME	Chicago Mercantile Exchange

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CMBX	Commercial Mortgage-Backed Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX.EM	Credit Derivatives Index - Emerging Markets	CPI	Consumer Price Index	HICP	Harmonized Index of Consumer Prices
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIGCI	Dow Jones-AIG Commodity Index	LCDX	Liquid Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIGTR	Dow Jones-AIG Commodity Index Total Return	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	DWRTT	Dow Jones Wilshire REIT Total Return Index	UKRPI	United Kingdom Retail Price Index
CDX.NA	Credit Derivatives Index - North America	EAFE	Europe, Australasia, and Far East Stock Index	USSP	USD Swap Spread
CDX.XO	Credit Derivatives Index - Crossover	eRAFI	enhanced Research Affiliates Fundamental Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	SPDR	Standard & Poor’s Depository Receipts
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMBS	Collateralized Mortgage-Backed Security	JSC	Joint Stock Company	TIIE	Tasa de Interés Interbancaria de Equilibrio
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	WTI	West Texas Intermediate
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International
FFR	Federal Funds Rate	PRIBOR	Prague Interbank Offered Rate

Semiannual Report	September 30, 2008	139

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

140	PIMCO Funds	Private Account Portfolio Series

Approval of Renewal of Investment Advisory Contract and Approval of Supervision and Administration Agreement

On August 11, 2008, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s Private Account Portfolio Series (the “Portfolios”) for an additional one-year term through August 31, 2009. The Board also considered and approved for a one-year term through August 31, 2009, a Supervision and Administration Agreement (together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Portfolios, which replaced the Portfolios’ existing Administration Agreement. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Consideration and Approval of the Supervision and Administration Agreement

At its meeting on July 28, 2008, PIMCO presented the Trustees with a proposal to replace the Trust’s current Administration Agreement with a Supervision and Administration Agreement. The purpose of this change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO has been providing to the Trust. Under the terms of the then existing Administration Agreement and the new Supervision and Administration Agreement, the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trustees received materials regarding the enhanced supervisory and administrative services that, under the proposed Supervision and Administration Agreement, PIMCO would be contractually obligated to provide the Trust.

Although the Supervision and Administration Agreement is not an investment advisory contract, the Board determined that it was appropriate to consider the services provided, and the fees paid to PIMCO under the proposed Supervision and Administration Agreement, as part of total compensation received by PIMCO from its relationship with the Portfolios. In determining to approve the Supervision and Administration Agreement, the Board considered the enhanced services that PIMCO had been providing to the Trust including, but not limited to, its services relating to pricing and valuation; services resulting from regulatory developments affecting the Portfolios, such as the Rule 38a-1 compliance program, and anti-money laundering programs; its services relating to the Portfolios’ risk management function; and its shareholder services. The Board also noted that PIMCO has recruited, and focused on the retention of, qualified professional staff to provide enhanced supervisory and administrative services. This has included hiring personnel with specialized skills such as pricing, compliance, and legal support personnel that are necessary in light of growing complexity of the Portfolios’ activities, hiring experienced shareholder servicing personnel, and establishing incentive compensation packages to retain personnel. In light of the increased services being provided and proposed to be provided by PIMCO, the Board determined that the Portfolios’ Administration Agreement should be replaced with the Supervision and Administration Agreement, which reflects these enhanced services.

In considering the proposed Supervision and Administration Agreement, the Board noted that, PIMCO had maintained the Portfolios’ fees at the same level as implemented when the unified fee was adopted. The Board noted that PIMCO has voluntarily provided a high level of supervisory and administrative services of increasing complexity in recent years and that these services would be reflected in the Supervision and Administration Agreement. They also noted that the proposed Supervision and Administration Agreement represents PIMCO’s contractual commitment to continue to provide the Portfolios with these enhanced supervisory and administrative services. The Trustees considered that, under the unified fee structure, PIMCO has absorbed increases in the Portfolios’ expenses and will continue to do so under the Supervision and Administration Agreement.

The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund fees that is beneficial to the Portfolios and their shareholders.

2.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO. At each of its quarterly meetings, the Board reviews investment performance and a significant amount of information relating to operations, including the Portfolios’ compliance program, shareholder services, valuation, custody, and other information relating to the nature, extent and quality of services provided by PIMCO to the Trust. In considering whether to approve renewal of the Agreements, the Board also reviewed supplementary information, including data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and information about the personnel providing investment management and administrative services to the Portfolios. The Board also reviewed material provided by counsel to the Trust and the independent Trustees which included, among other things, memoranda outlining legal duties of the Board.

B.	Review Process

In connection with the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel. The Board also heard oral presentations on matters related to the Agreements and met both as a full Board and as the independent Trustees alone, without management present. The Board also met telephonically with management and counsel on July 28, 2008 to discuss the materials presented.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

3.	Nature, Extent and Quality of Services
A.	PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization.

Semiannual Report	September 30, 2008	141

Approval of Renewal of Investment Advisory Contract and Approval of Supervision and Administration Agreement  (Cont.)

The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements are likely to benefit the Portfolios and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Portfolios under the Agreements. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Portfolios and their shareholders.

4.	Investment Performance

The Board received and examined information from PIMCO concerning the Portfolios’ one-, three- and five-, and ten-year performance, as available, for the period ended June 30, 2008. The Board considered information regarding both the short-term and long-term investment performance of each Portfolio relative to its relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including materials provided in advance of the August 11, 2008 meeting. The Board noted that many of the Portfolios of the Trust had generally and fairly consistently outperformed their respective benchmarks over the three-, five- and ten-year periods, as applicable.

The Board noted that some of the Portfolios had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over shorter-term periods. The Board discussed the possible reasons for the underperformance of certain Portfolios with PIMCO, and took note of PIMCO’s plans to monitor and address performance going forward.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders, and merits approval of the continuation of the Investment Advisory Contract and the approval of the Supervision and Administration Agreement.

5.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Portfolio, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Portfolio returns to current and potential investors. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Portfolios (each as a percentage of average net assets). The Board noted the unique structure of the Portfolios, in that only private account clients of PIMCO are eligible to invest in the Portfolios. The Board took notice of the fact that such clients pay separate account fees to PIMCO, and that under those separate account agreements, PIMCO offsets all of the advisory fees and, with respect to many Portfolios, partially or fully offsets the supervisory and administrative fees it receives from the Portfolios against the separate account fees.

The Board also reviewed data comparing the Portfolios’ advisory fees to the standard fee rates PIMCO charges to separate accounts with a similar investment strategy, and found the Portfolios’ advisory fees to be lower than the fees charged to separate accounts. The Board considered that Portfolio shareholders generally are large separate account clients who have separately negotiated fee arrangements with PIMCO with respect to their separate accounts. The Board noted that the Portfolios were established primarily as a means of giving certain separate account clients exposure to certain market sectors in a more efficient manner than if the separate account were to invest directly in securities from those market sectors. The Board determined that the Portfolios’ advisory fees and supervisory and administrative fees must be evaluated in light of the Portfolios’ purpose and structure.

Based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO, as well as the total expenses of the Portfolios, is reasonable.

6.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Portfolios as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

142	PIMCO Funds	Private Account Portfolio Series

The Board also reviewed information regarding PIMCO’s costs of, and revenues from, its separate account business. The Board determined that, in evaluating the overall relationship between PIMCO and the Portfolios, it is appropriate to consider the profitability of PIMCO’s separate account business. With respect to potential economies of scale, the Board found that the Portfolios’ fee levels intrinsically reflect certain economies of scale. The Board concluded that the Portfolios’ cost structure was reasonable and renewal of the Investment Advisory Contract and the approval of the Supervision and Administration Agreement will likely benefit the Portfolios and their shareholders.

7.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Portfolios. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to accept soft dollars.

8.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO continued to be excellent and favored renewal of the Investment Advisory Contract and approval of the Supervision and Administration Agreement. The Board concluded that the Agreements are fair and reasonable to the Portfolios and their shareholders, that the Portfolios’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Portfolios, and that the renewal of the Investment Advisory Contract and the approval of the Supervision and Administration Agreement was in the best interests of the Portfolios and their shareholders.

Semiannual Report	September 30, 2008	143

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

Item 2.	Code of Ethics.

The information required by this item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services. The information required by this item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The information required by this Item 6 (except with respect to the Total Return Fund) is included as part of the semiannual report to shareholders filed under Item 1 of this Form N-CSR.

Please note that the Registrant has included a summary schedule of portfolio securities of the Total Return Fund in its semiannual reports to shareholders for this reporting period. The Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

PIMCO Funds

September 30, 2008

Complete Schedule of Investments

Schedule of Investments

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.5%
Allied Waste North America, Inc.
2.362% due 03/28/2014	$3,629	$3,507
3.980% due 03/28/2014	239	230
5.430% due 03/28/2014	1,657	1,601
5.550% due 03/28/2014	3,163	3,056
Community Health Systems, Inc.
4.000% due 07/25/2014	974	858
5.060% due 07/25/2014	14,455	12,720
5.954% due 07/25/2014	4,599	4,047
CSC Holdings, Inc.
4.569% due 03/30/2013	37,116	32,874
Daimler Finance North America LLC
6.820% due 08/03/2012	521,643	354,326
DaVita, Inc.
3.970% due 10/05/2012	11,379	10,310
3.980% due 10/05/2012	1,075	974
4.300% due 10/05/2012	8,370	7,583
4.320% due 10/05/2012	629	570
First Data Corp.
5.551% due 09/24/2014	64	55
5.552% due 09/24/2014	931	800
Ford Motor Co.
5.490% due 12/16/2013	21,561	14,261
Freescale Semiconductor, Inc.
4.236% due 12/01/2013	2,962	2,414
Fresenius Medical Care Capital Trust
4.167% due 03/22/2013	26	24
4.176% due 03/22/2013	394	370
4.185% due 03/22/2013	52	49
4.438% due 03/22/2013	182	171
General Motors Corp.
5.162% due 11/29/2013	34,465	22,661
Georgia-Pacific Corp.
4.219% due 12/20/2012	2,372	2,102
4.551% due 12/20/2012	2,667	2,363
4.567 % due 12/20/2012	33,413	29,609
HCA, Inc.
4.801% due 11/18/2012	17,130	15,066
6.012% due 11/18/2013	4,962	4,364
Health Management Associates, Inc.
5.512% due 02/28/2014	4,716	3,997
Idearc, Inc.
3.970% due 11/17/2013	3,960	2,531
4.300% due 11/17/2013	11,040	7,054
Las Vegas Sands Corp.
4.560% due 05/23/2014	39,204	29,844
5.520% due 05/23/2014	9,900	7,536
Metro-Goldwyn-Mayer, Inc.
6.051% due 04/08/2012	31,185	22,266
Mylan Laboratories, Inc.
5.750% due 10/02/2014	4,081	3,806
7.062% due 10/02/2014	5,869	5,472
NRG Energy, Inc.
2.701% due 02/01/2013	11,553	10,208
5.262% due 02/01/2013	12,299	10,868
RH Donnelley Corp.
6.750% due 06/30/2011	3,892	3,460
Sensata Technologies BV
4.412% due 04/27/2013	13	11
4.543% due 04/27/2013	4,924	4,147
Texas Competitive Electric Holdings Co. LLC
5.989% due 10/10/2014	2,805	2,378
6.302% due 10/10/2014	17,879	15,155
7.262% due 10/10/2014	211	178
Yell Group PLC
4.469% due 02/10/2013	33,000	28,490

Total Bank Loan Obligations (Cost $901,831)		684,366

CORPORATE BONDS & NOTES 26.3%

Banking & Finance 19.9%

ABX Financing Co.
5.750% due 10/15/2016	10,000	9,289
ACE INA Holdings, Inc.
5.700% due 02/15/2017	50	46
AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010	250	164
AIG SunAmerica Global Financing X
6.900% due 03/15/2032	10,000	7,562
Alliance & Leicester PLC
2.861% due 01/19/2011	23,000	21,925
Allstate Corp.
6.125% due 12/15/2032	150	126
6.125% due 05/15/2037	1,500	1,102
Allstate Life Global Funding Trusts
3.250% due 03/23/2009	50,000	49,807
5.375% due 04/30/2013	165,800	160,214
American Express Bank FSB
2.507% due 06/12/2009	18,100	17,856
5.500% due 04/16/2013	236,100	216,296
6.000% due 09/13/2017	309,400	258,822
American Express Centurion Bank
2.507% due 06/12/2009	23,000	22,231
2.657% due 12/17/2009	5,000	4,717
2.808% due 04/17/2009	89,100	86,777
6.000% due 09/13/2017	309,400	259,331
American Express Co.
5.250% due 09/12/2011	600	560
5.500% due 09/12/2016	150	128
6.150% due 08/28/2017	53,500	45,600
7.000% due 03/19/2018	203,500	179,902
American Express Credit Corp.
2.546% due 03/02/2009	2,480	2,428
2.547% due 04/06/2009	20,300	19,779
3.080% due 12/19/2008	10,000	9,957
5.875% due 05/02/2013	153,600	141,704
American Express Travel Related Services Co., Inc.
2.686% due 06/01/2011	50,000	46,665
American General Finance Corp.
3.087% due 08/17/2011	21,640	12,929
5.375% due 10/01/2012	200	109
5.400% due 12/01/2015	100	49
6.900% due 12/15/2017	210,400	97,688
American Honda Finance Corp.
2.864% due 05/12/2009	94,600	94,436
2.874% due 03/09/2009	62,280	62,118
American International Group, Inc.
2.538% due 06/16/2009	15,000	9,006
2.833% due 01/29/2010	217,600	141,549
2.895% due 10/18/2011	41,300	24,530
4.950% due 03/20/2012	35,800	22,097
5.050% due 10/01/2015	46,300	25,004
5.375% due 10/18/2011	7,200	4,590
5.450% due 05/18/2017	10,000	5,030
5.850% due 01/16/2018	179,320	90,140
6.250% due 05/01/2036	100,000	46,370
8.175% due 05/15/2058	370,000	59,282
8.250% due 08/15/2018	33,700	19,605
Ameriprise Financial, Inc.
5.350% due 11/15/2010	145	143
Anadarko Finance Co.
6.750% due 05/01/2011	10,000	10,244
ANZ National International Ltd.
2.842% due 08/07/2009	45,000	44,891
6.200% due 07/19/2013	222,100	220,679
Asian Development Bank
5.820% due 06/16/2028	1,100	1,240
Associates Corp. of North America
7.000% due 02/10/2009	32,500	32,112
7.950% due 02/15/2010	25,500	24,982
8.550% due 07/15/2009	250	246
AXA Financial, Inc.
7.750% due 08/01/2010	100	103
Banco Santander Chile
3.164% due 12/09/2009	56,282	55,273
Bank of America Corp.
2.918% due 11/06/2009	123,500	120,780
2.957% due 02/17/2009	11,000	10,976
3.048% due 10/14/2016	40,000	34,333
3.052% due 02/11/2009	20,000	19,942
3.076% due 09/18/2009	900	895
3.318% due 03/24/2009	47,300	47,142
3.375% due 02/17/2009	150	147
3.889% due 09/25/2009	102,700	100,730
4.750% due 08/15/2013	500	436
5.125% due 11/15/2014	125	113
5.200% due 03/15/2018	100	80
5.650% due 05/01/2018	22,000	18,563
5.750% due 12/01/2017	61,770	52,469
6.000% due 09/01/2017	198,720	171,700
7.250% due 10/15/2025	200	167
7.800% due 02/15/2010	500	492
Bank of America N.A.
2.810% due 02/27/2009	229,600	228,910
2.819% due 06/12/2009	165,460	164,676
2.876% due 12/18/2008	1,200	1,198
3.099% due 06/15/2016	100,760	90,902
3.404% due 05/12/2010	100,000	98,737
6.000% due 10/15/2036	70,100	58,458
6.100% due 06/15/2017	1,600	1,416
Bank of Ireland
3.072% due 12/19/2008	50,100	50,021
Bank of New York Mellon Corp.
6.375% due 04/01/2012	200	202
Bank of Scotland PLC
2.829% due 07/17/2009	102,500	101,884
2.859% due 09/14/2009	1,200	1,165
Bank One Corp.
7.750% due 07/15/2025	200	191
Banque Paribas
6.875% due 03/01/2009	100	102
Barclays Bank PLC
5.450% due 09/12/2012	168,600	168,271
6.050% due 12/04/2017	174,980	163,022
7.434% due 09/29/2049	75,100	61,212
7.700% due 04/29/2049	378,900	333,919
BB&T Corp.
4.750% due 10/01/2012	145	130

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
BBVA U.S. Senior SAU
2.859% due 04/17/2009	$200,000	$199,803
Bear Stearns Cos. LLC
2.657% due 01/07/2009	10,000	9,997
2.901% due 08/21/2009	18,850	18,664
2.901% due 02/23/2010	235,325	231,727
2.927% due 05/18/2010	31,400	30,774
2.931% due 10/22/2010	10,000	9,727
2.991% due 02/01/2012	30,000	29,030
2.999% due 11/28/2011	22,150	21,262
3.014% due 08/15/2011	49,490	48,098
3.029% due 01/31/2011	134,900	131,865
3.084% due 09/09/2009	23,980	23,694
3.096% due 01/30/2009	216,300	215,034
3.186% due 07/19/2010	15,700	15,393
3.201% due 11/21/2016	13,706	11,116
3.852% due 03/30/2009	241,450	240,243
4.500% due 10/28/2010	8,215	7,983
4.550% due 06/23/2010	9,175	8,974
5.300% due 10/30/2015	19,000	16,879
5.500% due 08/15/2011	10,300	9,924
5.550% due 01/22/2017	1,060	912
6.400% due 10/02/2017	19,000	17,774
6.950% due 08/10/2012	538,810	544,770
7.250% due 02/01/2018	56,175	54,151
7.625% due 12/07/2009	80	81
Berkshire Hathaway Finance Corp.
3.375% due 10/15/2008	100	100
BFC Finance Corp.
7.375% due 12/01/2017	1,000	1,183
BHP Billiton Finance Ltd.
5.125% due 03/29/2012	10,000	9,873
BNP Paribas
5.186% due 06/29/2049	600	460
Boeing Capital Corp.
6.100% due 03/01/2011	300	315
7.375% due 09/27/2010	135	145
C5 Capital SPV Ltd.
6.196% due 12/01/2049	15,000	14,538
C10 Capital SPV Ltd.
6.722% due 12/31/2049	39,500	36,677
Caelus Re Ltd.
9.061% due 06/07/2011	25,000	24,375
Calabash Re Ltd.
13.719% due 01/08/2010	2,650	2,738
Canadian Oil Sands Ltd.
4.800% due 08/10/2009	10,400	10,370
Capital One Financial Corp.
5.700% due 09/15/2011	7,000	6,210
6.750% due 09/15/2017	260,000	229,245
Caterpillar Financial Services Corp.
2.865% due 10/28/2008	400	400
2.867% due 05/18/2009	101,000	100,874
2.887% due 03/10/2009	28,560	28,507
5.450% due 04/15/2018	20	18
Charter One Bank N.A.
2.845% due 04/24/2009	100,000	99,796
Chubb Corp.
6.500% due 05/15/2038	10,000	9,051
CIT Group, Inc.
2.925% due 06/08/2009	82,375	70,448
2.927% due 08/17/2009	18,580	14,952
2.939% due 03/12/2010	26,934	19,435
2.946% due 01/30/2009	230,175	207,388
3.054% due 02/13/2012	340	184
3.075% due 07/28/2011	15,000	9,161
3.212% due 12/19/2008	20,500	20,266
5.000% due 02/01/2015	150	74
6.000% due 02/15/2013	500	185
CitiFinancial, Inc.
6.625% due 06/01/2015	10,000	8,283
Citigroup Capital XXI
8.300% due 12/21/2077	263,530	196,415
Citigroup Funding, Inc.
2.805% due 12/08/2008	173,000	172,176
3.190% due 04/23/2009	2,200	2,164
3.476% due 06/26/2009	300	293
3.852% due 05/07/2010	100,900	95,190
Citigroup Global Markets Holdings, Inc.
2.916% due 03/17/2009	2,400	2,367
2.921% due 08/03/2009	39,980	38,997
3.244% due 01/12/2009	15,200	15,103
Citigroup, Inc.
2.836% due 01/30/2009	135,000	133,584
2.897% due 05/18/2011	100,000	87,996
2.944% due 03/16/2012	17,100	14,482
2.954% due 06/09/2009	102,559	100,771
2.957% due 05/18/2010	212,540	196,223
3.799% due 12/28/2009	143,930	139,321
3.809% due 12/26/2008	40,980	40,696
4.250% due 07/29/2009	300	289
5.000% due 09/15/2014	250	192
5.100% due 09/29/2011	3,000	2,760
5.300% due 10/17/2012	37,800	33,680
5.500% due 08/27/2012	93,000	83,594
5.500% due 04/11/2013	622,220	543,635
5.850% due 07/02/2013	24,300	21,337
5.875% due 02/22/2033	75	49
6.000% due 08/15/2017	66,300	56,257
6.125% due 11/21/2017	100,250	85,101
6.125% due 05/15/2018	88,400	73,321
6.125% due 08/25/2036	10,000	6,499
6.500% due 08/19/2013	50,000	44,483
7.250% due 10/01/2010	57,934	54,933
CNA Financial Corp.
5.850% due 12/15/2014	20,500	19,200
6.000% due 08/15/2011	25,000	24,968
6.600% due 12/15/2008	200	200
Commonwealth Bank of Australia
2.527% due 06/08/2009	96,300	96,293
Compass Bancshares, Inc.
3.391% due 10/09/2009	35,000	35,014
Countrywide Financial Corp.
2.931% due 01/05/2009	41,000	40,451
3.242% due 05/07/2012	13,000	11,513
3.332% due 12/19/2008	2,930	2,897
3.418% due 03/24/2009	37,670	36,774
4.500% due 06/15/2010	4,000	3,617
5.800% due 06/07/2012	50,185	42,436
6.250% due 05/15/2016	25,000	17,826
Countrywide Home Loans, Inc.
4.000% due 03/22/2011	49,000	42,191
4.125% due 09/15/2009	22,345	20,555
5.625% due 07/15/2009	39,950	37,789
6.250% due 04/15/2009	51,073	49,602
Credit Agricole S.A.
6.637% due 05/29/2049	25,147	16,971
Credit Suisse New York
5.000% due 05/15/2013	200,000	185,525
Credit Suisse USA, Inc.
2.944% due 12/09/2008	26,380	26,209
3.004% due 08/15/2010	41,790	39,864
3.007% due 08/16/2011	11,595	11,298
5.375% due 03/02/2016	250	224
5.500% due 08/16/2011	400	395
5.500% due 08/15/2013	100	93
7.125% due 07/15/2032	40	36
DBS Bank Ltd.
3.027% due 05/16/2017	22,000	18,730
5.000% due 11/15/2019	8,000	7,137
Deutsche Bank AG
4.875% due 05/20/2013	250,000	239,037
6.000% due 09/01/2017	361,100	341,731
DnB NOR Bank ASA
2.858% due 10/13/2009	100	100
East Lane Re Ltd.
8.801% due 05/06/2011	33,600	34,199
Eksportfinans A/S
4.750% due 12/15/2008	150	150
El Paso Performance-Linked Trust
7.750% due 07/15/2011	7,250	7,380
Enron Credit Linked Notes Trust
8.000% due 08/15/2049 (a)	2,320	58
Export-Import Bank of China
4.875% due 07/21/2015	28,200	26,402
Fifth Third Bancorp
6.250% due 05/01/2013	100,000	85,070
FNBC 1993-A Pass-Through Trust
8.080% due 01/05/2018	208	253
Ford Credit de Mexico S.A. de C.V.
4.904% due 03/20/2009	187,000	182,664
Ford Motor Credit Co. LLC
4.361% due 01/15/2010	20,300	16,631
5.625% due 10/01/2008	966	966
5.700% due 01/15/2010	28,600	21,910
5.800% due 01/12/2009	30,699	29,150
7.250% due 10/25/2011	3,900	2,484
7.375% due 02/01/2011	5,100	3,391
7.875% due 06/15/2010	96,828	73,948
8.625% due 11/01/2010	23,300	16,532
Foundation Re II Ltd.
9.557% due 11/26/2010	40,850	40,595
GATX Financial Corp.
6.273% due 06/15/2011	10,355	10,712
General Electric Capital Corp.
2.795% due 10/24/2008	100	100
2.825% due 10/26/2009	200	199
2.831% due 01/05/2009	22,850	22,795
2.849% due 03/12/2010	3,100	3,060
2.851% due 10/06/2010	1,500	1,477
2.856% due 01/20/2010	189,400	188,103
2.859% due 12/12/2008	29,000	28,911
2.862% due 05/10/2010	15,400	15,016
2.874% due 08/15/2011	6,200	6,059
2.885% due 04/28/2011	39,970	39,185
2.896% due 04/30/2009	10,479	10,442
2.939% due 12/15/2009	205,090	203,810
2.941% due 02/02/2009	17,768	17,728
2.989% due 01/08/2016	82,800	76,469
3.174% due 05/05/2026	29,950	25,585
3.250% due 06/15/2009	10,000	9,823

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
3.334% due 06/20/2014	$38,000	$34,654
4.000% due 05/15/2010	100	97
4.125% due 09/01/2009	140	138
4.250% due 06/15/2012	1,596	1,492
5.625% due 05/01/2018	35	30
5.875% due 01/14/2038	531,510	392,083
6.000% due 06/15/2012	675	652
6.125% due 02/22/2011	1,100	1,094
6.375% due 11/15/2067	250,200	202,652
6.750% due 03/15/2032	250	209
8.125% due 05/15/2012	250	253
8.310% due 04/13/2009	42,100	42,672
Genworth Financial, Inc.
6.500% due 06/15/2034	160	125
Genworth Global Funding Trusts
2.879% due 02/10/2009	50,000	49,220
2.944% due 05/15/2012	12,000	11,237
2.979% due 12/15/2010	6,160	5,560
Glitnir Banki HF
3.046% due 04/20/2010	51,800	44,647
3.226% due 01/21/2011	10,000	7,614
3.255% due 01/18/2012	20,000	15,234
GMAC LLC
4.054% due 05/15/2009	123,000	89,008
6.000% due 04/01/2011	15,000	7,111
6.000% due 12/15/2011	100	45
6.500% due 12/15/2018	200	53
6.700% due 06/15/2018	100	28
6.850% due 04/15/2016	200	61
7.000% due 02/15/2018	100	28
7.200% due 10/15/2017	125	35
7.250% due 09/15/2017	200	58
7.375% due 04/15/2018	100	29
Golden West Financial Corp.
4.750% due 10/01/2012	100	77
Goldman Sachs Group, Inc.
2.887% due 11/16/2009	58,230	53,890
2.892% due 11/10/2008	41,000	40,708
3.011% due 03/02/2010	68,584	64,157
3.129% due 07/23/2009	15,570	14,762
3.250% due 12/23/2008	103,000	101,504
3.280% due 06/23/2009	36,000	34,249
3.290% due 12/23/2009	50,000	45,948
3.294% due 12/22/2008	230,675	227,397
3.300% due 06/23/2009	100,400	95,450
3.654% due 03/22/2016	10,000	5,966
3.812% due 03/30/2009	4,700	4,525
3.875% due 01/15/2009	770	756
4.069% due 06/28/2010	28,120	25,096
4.750% due 07/15/2013	500	432
5.000% due 01/15/2011	11,500	10,380
5.250% due 10/15/2013	665	560
5.625% due 01/15/2017	150	107
5.700% due 09/01/2012	2,325	2,005
5.950% due 01/18/2018	290,000	239,643
6.125% due 02/15/2033	20,000	14,440
6.150% due 04/01/2018	304,900	253,959
6.250% due 09/01/2017	417,000	349,677
6.600% due 01/15/2012	1,550	1,447
6.750% due 10/01/2037	293,325	195,915
6.875% due 01/15/2011	100	96
7.350% due 10/01/2009	150	145
Goldman Sachs Group LP
3.502% due 02/09/2009	10,000	9,825
Hartford Life Global Funding Trusts
2.854% due 11/15/2009	10,700	10,449
HBOS Capital Funding LP
6.071% due 06/30/2049	10,000	6,470
HBOS PLC
3.073% due 02/06/2014	100	95
5.920% due 09/29/2049	37,900	22,369
6.657% due 05/29/2049	200	113
6.750% due 05/21/2018	250,000	209,830
HCP, Inc.
5.950% due 09/15/2011	12,350	11,677
6.300% due 09/15/2016	13,000	10,694
Heller Financial, Inc.
7.375% due 11/01/2009	300	303
HSBC Bank USA N.A.
2.949% due 12/14/2009	9,700	9,638
2.957% due 06/10/2009	900	895
5.875% due 11/01/2034	3,000	2,328
HSBC Capital Funding LP
4.610% due 12/31/2049	400	342
9.547% due 12/29/2049	43,400	39,863
10.176% due 12/29/2049	46,160	45,518
10.176% due 12/31/2049	20,000	20,062
HSBC Finance Capital Trust IX
5.911% due 11/30/2035	2,300	1,729
HSBC Finance Corp.
2.846% due 10/21/2009	72,100	68,420
2.899% due 03/12/2010	2,600	2,441
2.954% due 12/05/2008	73,500	73,134
3.041% due 01/15/2014	15,000	12,169
3.052% due 05/10/2010	31,655	29,162
3.087% due 11/16/2009	83,479	82,074
3.152% due 06/19/2009	158,650	153,617
3.241% due 06/01/2016	10,000	7,687
4.750% due 05/15/2009	4,000	3,941
7.000% due 05/15/2012	315	306
HSBC Holdings PLC
6.500% due 05/02/2036	191,500	158,702
6.500% due 09/15/2037	104,000	88,500
7.500% due 07/15/2009	33,000	33,181
IBM International Group Capital LLC
3.133% due 07/29/2009	88,000	86,482
Infrastructure Finance Corp. Ltd. AID Bonds
5.378% due 03/26/2009	2,000	2,014
Inter-American Development Bank
7.375% due 01/15/2010	350	368
International Lease Finance Corp.
3.031% due 05/24/2010	43,180	34,610
3.121% due 07/11/2011	50,000	36,531
3.126% due 04/20/2009	6,500	6,115
3.191% due 01/15/2010	34,630	29,863
4.750% due 07/01/2009	900	743
4.875% due 09/01/2010	160	116
5.250% due 01/10/2013	15,000	9,670
5.350% due 03/01/2012	20,000	14,823
5.400% due 02/15/2012	20,000	14,848
iStar Financial, Inc.
5.150% due 03/01/2012	10,000	5,003
5.950% due 10/15/2013	10,000	5,205
John Deere Capital Corp.
2.851% due 09/01/2009	25,000	24,909
4.950% due 12/17/2012	15	15
5.650% due 07/25/2011	9,000	9,217
7.000% due 03/15/2012	175	184
JPMorgan & Co., Inc. CPI Linked Bond
3.574% due 02/15/2012	600	600
JPMorgan Chase & Co.
2.973% due 10/02/2009	52,700	52,667
2.994% due 03/09/2009	10,000	9,979
3.254% due 12/22/2008	15,200	15,124
3.291% due 06/25/2010	1,300	1,287
3.479% due 06/26/2009	40	40
4.500% due 01/15/2012	4,000	3,772
4.875% due 03/15/2014	645	595
5.250% due 05/01/2015	700	644
5.750% due 01/02/2013	45	43
6.000% due 01/15/2018	147,320	134,569
6.125% due 06/27/2017	15	14
6.400% due 05/15/2038	36,000	31,143
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	317,300	291,323
JPMorgan Chase Capital XV
5.875% due 03/15/2035	75	52
JPMorgan Chase Capital XX
6.550% due 09/29/2036	37,600	27,658
Kaupthing Bank HF
5.750% due 10/04/2011	30,000	23,869
KeyBank N.A.
5.061% due 06/02/2010	283,200	281,948
7.413% due 10/15/2027	87,000	71,626
Keycorp
3.529% due 05/26/2009	55,800	54,612
6.500% due 05/14/2013	100,000	72,052
Kreditanstalt fuer Wiederaufbau
3.250% due 03/30/2009	250	248
Landsbanki Islands HF
3.511% due 08/25/2009	19,800	17,093
6.100% due 08/25/2011	10,000	8,484
Landwirtschaftliche Rentenbank
4.875% due 11/16/2015	175	183
Lehman Brothers Holdings, Inc.
2.520% due 11/24/2008 (a)	8,000	1,040
2.851% due 12/23/2008 (a)	478,200	62,166
2.878% due 04/03/2009 (a)	166,080	21,590
2.881% due 10/22/2008 (a)	28,100	3,653
2.889% due 01/23/2009 (a)	108,600	14,118
2.907% due 11/16/2009 (a)	25,870	3,363
2.911% due 08/21/2009 (a)	89,000	11,570
2.951% due 05/25/2010 (a)	108,850	14,150
3.011% due 12/23/2010 (a)	100	13
3.950% due 11/10/2009 (a)	100	13
4.000% due 04/16/2019 (a)	90	12
5.625% due 01/24/2013 (a)	141,970	18,456
5.750% due 01/03/2017 (a)	200	1
6.200% due 09/26/2014 (a)	49,670	6,457
6.750% due 12/28/2017 (a)	20,000	100
6.875% due 05/02/2018 (a)	105,600	13,728
7.500% due 05/11/2038 (a)	85,000	425
7.875% due 11/01/2009 (a)	65	8
Lincoln National Corp.
2.899% due 03/12/2010	31,900	31,006
Longpoint Re Ltd.
8.069% due 05/08/2010	87,500	89,040
M&I Marshall & Ilsley Bank
5.250% due 09/04/2012	125	109
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	20,000	18,784

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
MBNA Capital B
3.601% due 02/01/2027	$7,000	$5,717
MBNA Corp.
6.125% due 03/01/2013	100	95
Mellon Bank N.A.
4.750% due 12/15/2014	50	46
Mellon Funding Corp.
5.000% due 12/01/2014	100	86
Merrill Lynch & Co., Inc.
2.885% due 10/27/2008	82,000	81,943
2.886% due 01/30/2009	50,000	48,803
2.894% due 08/14/2009	16,750	16,157
3.004% due 02/15/2011	11,600	9,798
3.014% due 02/05/2010	7,296	6,922
3.044% due 06/05/2012	18,000	14,910
3.048% due 02/06/2009	78,400	76,960
3.234% due 12/22/2008	100,200	96,899
3.251% due 01/15/2015	21,000	15,387
3.519% due 06/26/2009	5,000	4,810
4.250% due 02/08/2010	2,000	1,901
5.000% due 01/15/2015	200	164
5.054% due 05/12/2010	121,700	117,440
6.050% due 08/15/2012	448,500	420,917
6.220% due 09/15/2026	115	86
6.400% due 08/28/2017	168,800	146,235
6.750% due 06/01/2028	115	90
6.875% due 04/25/2018	509,200	451,270
MetLife, Inc.
5.375% due 12/15/2012	200	193
6.400% due 12/15/2036	69,900	43,595
Metropolitan Life Global Funding I
5.125% due 11/09/2011	4,325	4,402
Mizuho Financial Group Cayman Ltd.
8.375% due 12/29/2049	200	172
Monumental Global Funding II
3.254% due 09/22/2009	1,800	1,786
Monumental Global Funding Ltd.
3.199% due 06/15/2011	60,000	57,652
5.500% due 04/22/2013	51,900	50,769
Morgan Stanley
2.597% due 05/07/2010	41,745	28,032
2.852% due 05/07/2009	2,900	2,515
2.881% due 01/15/2010	74,590	57,538
2.902% due 05/07/2010	48,300	33,375
2.912% due 02/09/2009	141,785	123,577
3.031% due 01/22/2009	302,300	294,187
3.035% due 01/18/2011	600	391
3.071% due 01/15/2010	6,600	4,957
3.091% due 01/09/2014	4,280	2,749
3.235% due 10/18/2016	60,000	39,174
3.271% due 10/15/2015	10,220	5,583
4.250% due 05/15/2010	2,500	2,032
4.750% due 04/01/2014	460	244
4.904% due 05/14/2010	336,000	245,400
5.375% due 10/15/2015	500	310
5.625% due 01/09/2012	1,000	698
5.750% due 08/31/2012	370,000	261,162
6.250% due 08/28/2017	200	124
6.250% due 08/09/2026	225	138
6.600% due 04/01/2012	1,490	1,083
6.625% due 04/01/2018	500	331
6.750% due 04/15/2011	200	148
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	32,800	24,845
Mystic Re Ltd.
9.111% due 12/05/2008	4,250	4,249
11.811% due 12/05/2008	32,100	32,100
12.811% due 06/07/2011	12,200	12,471
National Australia Bank Ltd.
2.858% due 09/11/2009	300	299
3.252% due 02/08/2010	15,900	15,887
3.252% due 06/19/2017	75,000	66,986
3.510% due 06/23/2014	25,250	24,819
3.999% due 06/29/2016	10,000	9,089
5.350% due 06/12/2013	185,200	178,101
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	140	145
Nationwide Health Properties, Inc.
6.500% due 07/15/2011	13,000	13,418
Nationwide Life Global Funding I
3.009% due 05/19/2010	20,500	20,461
Nordea Bank Sweden AB
8.950% due 11/29/2049	28,000	25,259
Northern Rock PLC
2.952% due 11/10/2008	10,000	9,965
ORIX Corp.
5.480% due 11/22/2011	20,000	18,389
Osiris Capital PLC
5.641% due 01/15/2010	12,600	12,497
Pearson Dollar Finance Two PLC
5.500% due 05/06/2013	25,000	25,045
Petroleum Export Ltd.
5.265% due 06/15/2011	21,643	21,445
Philip Morris Capital Corp.
7.500% due 07/16/2009	16,872	16,876
PMI Group, Inc.
6.000% due 09/15/2016	24,200	14,999
PNC Bank N.A.
3.194% due 08/05/2009	85,000	84,660
PNC Funding Corp.
5.125% due 12/14/2010	150	149
Popular North America, Inc.
3.191% due 04/06/2009	25,000	24,901
Premium Asset Trust
3.039% due 10/08/2009	44,950	42,251
Principal Life Income Funding Trusts
5.100% due 04/15/2014	100	97
5.300% due 04/24/2013	148,600	148,282
5.550% due 04/27/2015	237,300	235,887
Progressive Corp.
6.700% due 06/15/2037	200	163
Prudential Financial, Inc.
6.000% due 12/01/2017	40,000	35,716
6.100% due 06/15/2017	100	93
6.625% due 12/01/2037	5,400	4,536
Rabobank Capital Funding II
5.260% due 12/31/2049	11,120	10,304
Rabobank Capital Funding Trust
5.254% due 12/29/2049	2,120	1,829
Rabobank Nederland NV
2.791% due 04/06/2009	7,650	7,645
2.811% due 01/15/2009	81,200	81,146
RBS Capital Trust I
4.709% due 12/29/2049	500	411
Regions Bank
7.500% due 05/15/2018	200,000	158,791
Regions Financial Corp.
6.375% due 05/15/2012	125	109
Republic New York Corp.
7.750% due 05/15/2009	4,375	4,369
Residential Reinsurance 2007 Ltd.
8.811% due 06/07/2010	12,500	12,524
9.561% due 06/06/2011	16,000	16,195
10.061% due 06/07/2010	12,500	12,773
10.561% due 06/07/2010	12,500	12,563
13.061% due 06/07/2010	1,500	1,547
Resona Bank Ltd.
5.850% due 09/29/2049	37,950	27,935
Royal Bank of Canada
3.875% due 05/04/2009	50	50
5.650% due 07/20/2011	125	128
Royal Bank of Scotland Group PLC
5.000% due 10/01/2014	200	197
6.990% due 10/29/2049	91,500	68,253
7.640% due 03/31/2049	83,100	61,966
7.648% due 08/31/2049	10,195	8,382
9.118% due 03/31/2049	88,400	85,762
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	204,800	191,093
Santander U.S. Debt S.A. Unipersonal
2.820% due 11/20/2008	80,300	80,128
2.846% due 10/21/2008	43,100	43,065
2.858% due 02/06/2009	92,600	92,350
2.874% due 11/20/2009	160,000	158,507
Simon Property Group LP
4.600% due 06/15/2010	8,000	7,868
5.100% due 06/15/2015	200	177
5.600% due 09/01/2011	5,000	4,945
SLM Corp.
2.940% due 07/27/2009	184,790	162,686
2.959% due 12/15/2008	10,000	9,912
2.960% due 07/26/2010	4,755	3,608
3.000% due 01/26/2009	115,250	107,195
3.019% due 03/15/2011	62,970	41,121
3.030% due 10/25/2011	38,000	24,261
3.100% due 01/27/2014	1,390	794
4.000% due 01/15/2009	10,500	8,610
4.000% due 01/15/2010	6,500	5,105
5.125% due 08/27/2012	3,150	2,049
5.375% due 01/15/2013	12,920	8,470
5.400% due 10/25/2011	2,020	1,415
8.450% due 06/15/2018	40,000	27,228
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	120,700	86,789
State Street Capital Trust III
8.250% due 12/29/2049	300	294
State Street Capital Trust IV
3.819% due 06/15/2037	30,700	20,327
State Street Corp.
7.650% due 06/15/2010	175	181
Suffield Clo Ltd.
4.121% due 09/26/2014	3,500	3,448
Sun Life Financial Global Funding LP
2.951% due 07/06/2011	27,000	26,093
3.041% due 07/06/2010	25,000	24,652
SunTrust Bank
2.921% due 05/21/2012	4,050	3,816
6.375% due 04/01/2011	200	194
Svensk ExportKredit AB
4.875% due 09/29/2011	125	130
5.125% due 03/01/2017	75	78

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
TD North America LP
3.039% due 10/15/2009	$6,000	$6,001
Textron Financial Corp.
2.892% due 11/07/2008	16,500	16,467
TNK-BP Finance S.A.
6.125% due 03/20/2012	39,300	31,145
7.500% due 03/13/2013	50,000	39,750
Toll Brothers Finance Corp.
5.950% due 09/15/2013	10,000	9,184
Toyota Motor Credit Corp.
4.250% due 03/15/2010	500	510
5.500% due 12/15/2008	100	100
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	25,000	22,775
8.700% due 08/07/2018	74,300	66,572
Travelers Cos., Inc.
6.250% due 06/15/2037	125	108
Travelers Property Casualty Corp.
5.000% due 03/15/2013	70	68
6.375% due 03/15/2033	33	29
TXU Eastern Funding Co.
6.450% due 05/15/2049 (a)	15,270	993
U.S. Bancorp
3.191% due 02/04/2010	40	40
3.739% due 04/28/2009	50,000	49,734
4.500% due 07/29/2010	150	153
U.S. Bank N.A.
6.375% due 08/01/2011	3,000	3,033
UBS AG
5.750% due 04/25/2018	133,350	116,185
5.875% due 12/20/2017	143,300	127,457
UBS Paine Webber Group, Inc.
7.625% due 12/01/2009	100	103
UBS Preferred Funding Trust I
8.622% due 10/29/2049	58,900	56,967
UBS Preferred Funding Trust II
7.247% due 06/29/2049	8,000	8,018
UBS Preferred Funding Trust V
6.243% due 05/12/2049	20,000	15,424
UFJ Finance Aruba AEC
6.750% due 07/15/2013	4,700	4,933
Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008	98,900	98,823
Unilever Capital Corp.
7.125% due 11/01/2010	100	107
USB Capital IX
6.189% due 04/15/2049	30,600	15,001
USB Realty Corp.
6.091% due 12/22/2049	38,000	17,492
Ventas Realty LP
8.750% due 05/01/2009	30,150	30,301
Wachovia Bank N.A.
2.811% due 02/23/2009	90,900	86,414
2.871% due 05/25/2010	21,100	16,962
2.881% due 12/02/2010	125,700	94,671
3.250% due 03/23/2009	148,950	140,156
4.875% due 02/01/2015	300	178
5.600% due 03/15/2016	19,800	11,754
6.600% due 01/15/2038	10,000	5,927
Wachovia Capital Trust III
5.800% due 03/15/2042	20	8
Wachovia Corp.
2.846% due 10/28/2008	57,015	56,725
2.861% due 12/01/2009	165,620	144,239
2.939% due 03/15/2011	36,600	26,935
2.961% due 06/01/2010	17,600	13,613
3.161% due 10/15/2016	30,570	13,767
4.875% due 02/15/2014	20,000	12,289
5.300% due 10/15/2011	46,000	38,432
5.500% due 05/01/2013	30,279	25,075
5.625% due 10/15/2016	91,600	57,146
5.700% due 08/01/2013	18,000	14,191
5.750% due 06/15/2017	22,000	16,536
5.750% due 02/01/2018	406,720	305,625
Wachovia Mortgage FSB
2.859% due 09/14/2009	45,985	45,578
4.125% due 12/15/2009	100	88
Wells Fargo & Co.
2.888% due 01/12/2011	10,000	9,916
2.919% due 09/15/2009	34,930	34,735
3.270% due 03/23/2010	100,180	99,297
3.552% due 05/01/2033	2,700	2,713
4.375% due 01/31/2013	100,000	92,011
5.000% due 11/15/2014	100	92
5.125% due 09/01/2012	300	289
Wells Fargo Bank N.A.
4.750% due 02/09/2015	30,000	27,025
Wells Fargo Capital X
5.950% due 12/15/2036	10,400	8,577
Wells Fargo Capital XIII
7.700% due 12/29/2049	170,000	148,359
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	4,000	3,988
XL Capital Finance Europe PLC
6.500% due 01/15/2012	10,000	9,617
Xstrata Finance Canada Ltd.
5.500% due 11/16/2011	11,250	10,975
5.800% due 11/15/2016	100	90

		25,834,835

Industrials 4.8%

Aetna, Inc.
6.500% due 09/15/2018	12,000	11,833
Alcoa, Inc.
6.000% due 07/15/2013	25,000	24,555
6.750% due 07/15/2018	35,000	33,654
America Movil SAB de C.V.
5.625% due 11/15/2017	25	24
America West Airlines, Inc.
6.870% due 01/02/2017	1,321	1,132
American Airlines Pass-Through Trust 2001-02
6.978% due 10/01/2012	12,643	12,019
AmerisourceBergen Corp.
5.625% due 09/15/2012	10,000	9,693
Amgen, Inc.
2.889% due 11/28/2008	203,596	203,051
6.150% due 06/01/2018	4,500	4,402
6.900% due 06/01/2038	900	873
Anadarko Petroleum Corp.
3.219% due 09/15/2009	21,580	21,331
Anheuser-Busch Cos., Inc.
5.500% due 01/15/2018	9,100	7,829
Apache Corp.
7.950% due 04/15/2026	150	159
AstraZeneca PLC
5.900% due 09/15/2017	69,000	68,010
6.450% due 09/15/2037	73,800	70,600
Atlantic Richfield Co.
5.900% due 04/15/2009	100	101
AutoZone, Inc.
4.750% due 11/15/2010	200	198
5.500% due 11/15/2015	10,050	9,407
6.500% due 01/15/2014	30,000	29,705
7.125% due 08/01/2018	15,000	15,178
Avon Products, Inc.
5.125% due 01/15/2011	10,000	9,989
Baker Hughes, Inc.
6.875% due 01/15/2029	100	105
BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	145	139
Boeing Co.
8.750% due 08/15/2021	50	59
Boston Scientific Corp.
6.000% due 06/15/2011	10,000	9,500
BP Canada Finance Co.
3.625% due 01/15/2009	500	499
Brown-Forman Corp.
2.891% due 04/01/2010	14,000	13,805
Brunswick Corp.
9.750% due 08/15/2013	18,000	18,409
Canadian National Railway Co.
6.250% due 08/01/2034	100	93
Canadian Natural Resources Ltd.
5.700% due 05/15/2017	35	31
6.250% due 03/15/2038	20,000	15,432
6.500% due 02/15/2037	25,000	20,038
Cardinal Health, Inc.
5.800% due 10/15/2016	13,000	12,163
Caterpillar, Inc.
5.700% due 08/15/2016	100	99
6.050% due 08/15/2036	100	90
7.250% due 09/15/2009	200	205
CBS Corp.
5.625% due 08/15/2012	15,000	14,136
Cisco Systems, Inc.
2.892% due 02/20/2009	73,800	73,708
5.250% due 02/22/2011	500	511
5.500% due 02/22/2016	100	96
Citic Resources Finance Ltd.
6.750% due 05/15/2014	14,000	10,675
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	158,170	159,356
Clear Channel Communications, Inc.
4.250% due 05/15/2009	2,960	2,797
CODELCO, Inc.
6.150% due 10/24/2036	23,100	20,562
Colgate-Palmolive Co.
5.980% due 04/25/2012	150	153
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	300	315
Comcast Cable Communications LLC
7.125% due 06/15/2013	400	404
Comcast Corp.
3.088% due 07/14/2009	10,000	9,787
5.300% due 01/15/2014	26,500	24,306
5.850% due 01/15/2010	420	423
5.850% due 11/15/2015	325	300
5.900% due 03/15/2016	5,000	4,587
6.450% due 03/15/2037	22,000	17,752
7.050% due 03/15/2033	125	112

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
Commercial Metals Co.
7.350% due 08/15/2018	$13,000	$12,297
ConocoPhillips
5.900% due 10/15/2032	300	272
ConocoPhillips Australia Funding Co.
2.891% due 04/09/2009	164,996	163,402
Continental Airlines, Inc.
6.503% due 06/15/2011	9,220	7,975
6.820% due 05/01/2018	4,904	4,374
7.056% due 09/15/2009	40,459	39,751
7.487% due 10/02/2010	1,215	1,166
7.707% due 10/02/2022	2,774	2,442
Costco Wholesale Corp.
5.500% due 03/15/2017	100	99
Cox Communications, Inc.
6.450% due 12/01/2036	5,000	4,212
CRH America, Inc.
8.125% due 07/15/2018	10,000	9,827
CSX Corp.
6.750% due 03/15/2011	10,000	10,227
CVS Caremark Corp.
3.111% due 06/01/2010	129,200	123,782
5.750% due 08/15/2011	16,000	16,264
6.125% due 08/15/2016	6,745	6,527
Daimler Finance North America LLC
3.169% due 03/13/2009	300	299
3.241% due 08/03/2009	30,040	29,911
3.249% due 03/13/2009	116,950	116,457
3.331% due 10/31/2008	10,953	10,879
4.875% due 06/15/2010	10,000	9,961
5.750% due 09/08/2011	25,000	24,728
5.875% due 03/15/2011	20,000	19,947
6.500% due 11/15/2013	12,000	11,723
Dell, Inc.
4.700% due 04/15/2013	149,700	144,339
5.650% due 04/15/2018	77,170	70,990
6.500% due 04/15/2038	95,000	83,315
Diageo Capital PLC
5.500% due 09/30/2016	50	48
Dow Chemical Co.
5.970% due 01/15/2009	50	50
Eastman Kodak Co.
7.250% due 11/15/2013	890	837
Eaton Corp.
2.882% due 08/10/2009	25,000	24,938
Eaton Vance Corp.
6.500% due 10/02/2017	21,100	20,713
EchoStar DBS Corp.
5.750% due 10/01/2008	185,684	185,684
E.I. Du Pont De Nemours & Co.
4.125% due 04/30/2010	200	199
4.750% due 11/15/2012	175	171
5.000% due 01/15/2013	300	297
5.250% due 12/15/2016	10,000	9,405
El Paso Corp.
6.375% due 02/01/2009	30,230	30,455
6.750% due 05/15/2009	128,435	127,990
7.000% due 05/15/2011	12,000	12,038
7.750% due 06/15/2010	11,500	11,696
7.750% due 01/15/2032	89,490	75,195
7.800% due 08/01/2031	10,475	8,860
7.875% due 06/15/2012	19,600	19,385
8.050% due 10/15/2030	9,100	7,922
9.625% due 05/15/2012	12,700	13,246
10.750% due 10/01/2010	24,700	26,066
El Paso Natural Gas Co.
8.375% due 06/15/2032	7,220	6,938
Electronic Data Systems Corp.
7.125% due 10/15/2009	2,640	2,683
Emerson Electric Co.
4.500% due 05/01/2013	95	94
Enbridge Energy Partners LP
5.875% due 12/15/2016	50	46
Enbridge, Inc.
4.900% due 03/01/2015	50	45
EnCana Corp.
6.300% due 11/01/2011	10,000	10,199
Enterprise Products Operating LP
4.950% due 06/01/2010	50	50
7.500% due 02/01/2011	10,000	10,307
FedEx Corp.
3.500% due 04/01/2009	14,350	14,242
Gannett Co., Inc.
5.750% due 06/01/2011	6,200	6,020
Gaz Capital S.A.
6.212% due 11/22/2016	37,600	29,827
7.288% due 08/16/2037	43,000	30,745
7.343% due 04/11/2013	49,900	45,409
7.510% due 07/31/2013	35,000	34,022
8.146% due 04/11/2018	181,100	159,368
8.625% due 04/28/2034	164,000	153,340
Genentech, Inc.
4.750% due 07/15/2015	100	93
General Dynamics Corp.
4.500% due 08/15/2010	100	102
General Electric Co.
2.854% due 12/09/2008	117,775	117,345
5.250% due 12/06/2017	28,700	25,157
General Mills, Inc.
5.250% due 08/15/2013	15,000	14,900
6.000% due 02/15/2012	10,000	10,207
General Motors Corp.
8.100% due 06/15/2024	2,000	770
8.250% due 07/15/2023	5,000	1,988
8.800% due 03/01/2021	15,000	5,775
General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008	24,800	24,614
GlaxoSmithKline Capital, Inc.
3.429% due 05/13/2010	10,100	10,062
4.375% due 04/15/2014	100	95
4.850% due 05/15/2013	27,200	26,730
5.650% due 05/15/2018	100,020	95,134
Hess Corp.
6.650% due 08/15/2011	200	200
Hewlett-Packard Co.
6.500% due 07/01/2012	175	184
Historic TW, Inc.
9.125% due 01/15/2013	12,000	12,610
HJ Heinz Co.
5.350% due 07/15/2013	20,000	19,639
6.428% due 12/01/2020	39,600	39,671
HJ Heinz Finance Co.
6.000% due 03/15/2012	23,000	23,530
Home Depot, Inc.
2.944% due 12/16/2009	4,300	4,047
4.625% due 08/15/2010	215	211
Honeywell International, Inc.
2.879% due 03/13/2009	48,600	48,503
5.300% due 03/01/2018	20	19
6.125% due 11/01/2011	575	608
International Business Machines Corp.
5.375% due 02/01/2009	350	351
International Paper Co.
4.000% due 04/01/2010	10,000	9,708
JC Penney Corp., Inc.
8.000% due 03/01/2010	16,100	16,430
John Hancock Financial Services, Inc.
5.625% due 12/01/2008	300	301
Johnson & Johnson
6.950% due 09/01/2029	100	111
Johnson Controls, Inc.
5.500% due 01/15/2016	20,000	19,098
Kellogg Co.
5.125% due 12/03/2012	300	299
6.600% due 04/01/2011	10,000	10,389
Kerr-McGee Corp.
6.875% due 09/15/2011	10,000	10,283
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	25,850	23,065
6.950% due 01/15/2038	25,000	21,438
Kraft Foods, Inc.
4.125% due 11/12/2009	100	99
5.625% due 11/01/2011	56,335	56,653
6.125% due 02/01/2018	148,500	139,352
6.250% due 06/01/2012	10,000	10,063
6.500% due 08/11/2017	10	10
6.875% due 02/01/2038	63,300	58,310
Kroger Co.
5.500% due 02/01/2013	5,000	4,871
Lennar Corp.
5.950% due 10/17/2011	9,000	7,335
Lexmark International, Inc.
5.900% due 06/01/2013	15,880	15,591
6.650% due 06/01/2018	13,000	12,546
Liberty Media LLC
7.875% due 07/15/2009	4,220	4,254
Loews Corp.
5.250% due 03/15/2016	30,000	28,931
Lowe’s Cos., Inc.
5.000% due 10/15/2015	100	96
5.500% due 10/15/2035	50	41
Macy’s Retail Holdings, Inc.
4.800% due 07/15/2009	15,000	14,663
Mandalay Resort Group
6.500% due 07/31/2009	34,769	33,204
Marathon Oil Corp.
6.000% due 10/01/2017	40,000	35,992
Marriott International, Inc.
4.625% due 06/15/2012	15,000	13,983
Masco Corp.
5.875% due 07/15/2012	5,000	4,781
7.125% due 08/15/2013	10,000	10,049
Mattel, Inc.
6.125% due 06/15/2011	10,000	10,335
Maytag Corp.
5.000% due 05/15/2015	10,000	9,075
McDonald’s Corp.
5.300% due 03/15/2017	125	121
MDC Holdings, Inc.
7.000% due 12/01/2012	10,000	9,901

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
Medtronic, Inc.
4.375% due 09/15/2010	$100	$102
Miller Brewing Co.
5.500% due 08/15/2013	15,000	14,814
Nabors Industries, Inc.
6.150% due 02/15/2018	35,000	33,428
New Albertson’s, Inc.
6.950% due 08/01/2009	7,000	6,930
Newell Rubbermaid, Inc.
4.000% due 05/01/2010	24,000	23,613
Nordstrom, Inc.
6.250% due 01/15/2018	20,925	19,519
Norfolk Southern Corp.
6.750% due 02/15/2011	150	157
Northrop Grumman Space & Mission Systems Corp.
6.250% due 01/15/2010	5,000	5,087
NSTAR
8.000% due 02/15/2010	100	105
Nucor Corp.
6.400% due 12/01/2037	600	549
Omnicom Group, Inc.
5.900% due 04/15/2016	9,600	9,473
ONEOK Partners LP
6.150% due 10/01/2016	10,000	9,451
6.850% due 10/15/2037	29,800	26,738
Oracle Corp.
4.950% due 04/15/2013	14,330	14,298
5.000% due 01/15/2011	200	205
5.750% due 04/15/2018	14,100	13,115
6.500% due 04/15/2038	40,000	36,388
Packaging Corp. of America
5.750% due 08/01/2013	10,000	9,939
PC Financial Partnership
5.000% due 11/15/2014	10,000	8,609
Peabody Energy Corp.
7.375% due 11/01/2016	4,700	4,536
7.875% due 11/01/2026	20,695	18,522
Pemex Project Funding Master Trust
4.119% due 06/15/2010	5,900	5,812
7.875% due 02/01/2009	30,285	30,723
9.125% due 10/13/2010	25	27
9.375% due 12/02/2008	26,065	26,279
Pepsi Bottling Group, Inc.
7.000% due 03/01/2029	100	105
Pfizer, Inc.
4.650% due 03/01/2018	150	143
Philip Morris International, Inc.
4.875% due 05/16/2013	50,000	49,327
5.650% due 05/16/2018	26,700	24,724
6.375% due 05/16/2038	34,500	30,366
Plains All American Pipeline LP
5.625% due 12/15/2013	10,000	9,675
6.125% due 01/15/2017	25	23
Praxair, Inc.
6.375% due 04/01/2012	200	208
Procter & Gamble Co.
6.875% due 09/15/2009	100	103
Qwest Communications International, Inc.
6.304% due 02/15/2009	964	957
7.500% due 11/01/2008	16,227	16,146
RadioShack Corp.
7.375% due 05/15/2011	10,000	9,900
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	5,000	4,899
Reynolds American, Inc.
3.519% due 06/15/2011	45,900	43,725
6.750% due 06/15/2017	100	94
7.250% due 06/01/2013	80,000	82,289
7.625% due 06/01/2016	3,000	2,983
RH Donnelley Corp.
8.875% due 10/15/2017	30,000	10,350
Rockies Express Pipeline LLC
5.100% due 08/20/2009	2,100	2,099
Rohm & Haas Co.
6.000% due 09/15/2017	123,525	114,979
Ryder System, Inc.
5.950% due 05/02/2011	5,000	5,058
7.200% due 09/01/2015	28,000	27,845
SABMiller PLC
3.091% due 07/01/2009	25,000	24,895
Safeway, Inc.
4.119% due 03/27/2009	13,000	12,909
Sealed Air Corp.
6.950% due 05/15/2009	10,000	10,057
Siemens Financieringsmaatschappij NV
2.854% due 08/14/2009	96,200	96,119
Sonat, Inc.
7.625% due 07/15/2011	25,000	25,433
Southern Co.
3.511% due 08/20/2010	120,000	119,787
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011	14,400	14,496
Target Corp.
5.125% due 01/15/2013	700	703
5.400% due 10/01/2008	200	200
5.875% due 03/01/2012	175	178
7.000% due 01/15/2038	151,500	142,630
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	14,800	12,731
Tesco PLC
5.500% due 11/15/2017	12,000	10,756
Texaco Capital, Inc.
5.500% due 01/15/2009	175	175
Time Warner Cable, Inc.
5.400% due 07/02/2012	100	95
Time Warner, Inc.
3.034% due 11/13/2009	149,278	143,360
5.875% due 11/15/2016	2,000	1,759
6.500% due 11/15/2036	20,000	15,195
6.875% due 05/01/2012	350	347
7.625% due 04/15/2031	120	104
Transocean, Inc.
6.625% due 04/15/2011	5,330	5,544
Tyco International Group S.A.
6.125% due 11/01/2008	20,363	20,334
Union Pacific Corp.
5.700% due 08/15/2018	900	840
Union Pacific Railroad Co. 2003 Pass-Through Trust
4.698% due 01/02/2024	140	127
United Airlines, Inc.
6.071% due 03/01/2013 (a)	1,053	991
6.201% due 12/31/2049 (a)	3,947	3,828
6.602% due 03/01/2015 (a)	1,455	1,412
7.730% due 01/01/2012	20,258	20,056
8.030% due 01/01/2013 (a)	465	521
9.060% due 06/17/2015 (a)	3,580	33
9.200% due 12/31/2049 (a)	2,700	1,080
9.210% due 01/21/2017 (a)	8,980	51
10.020% due 03/22/2014 (a)	9,370	4,299
10.125% due 03/22/2015 (a)	11,603	5,671
10.360% due 11/13/2012 (a)	3,776	35
10.850% due 07/25/2014 (a)	34,111	34
10.850% due 02/19/2015 (a)	2,541	1,204
11.080% due 05/27/2024 (a)(o)	5,249	7
United Rentals North America, Inc.
6.500% due 02/15/2012	10,000	8,400
United Technologies Corp.
2.881% due 06/01/2009	107,000	106,791
5.375% due 12/15/2017	20	19
6.100% due 05/15/2012	150	155
UnitedHealth Group, Inc.
4.875% due 02/15/2013	44,500	42,574
4.875% due 04/01/2013	175	167
6.000% due 02/15/2018	100,000	90,618
Vale Overseas Ltd.
6.250% due 01/23/2017	39,830	37,394
6.875% due 11/21/2036	39,800	35,540
Valero Energy Corp.
6.625% due 06/15/2037	25	22
Viacom, Inc.
5.750% due 04/30/2011	15,200	14,774
Vivendi
5.750% due 04/04/2013	105,000	102,750
6.625% due 04/04/2018	100,000	96,357
Wal-Mart Stores, Inc.
4.550% due 05/01/2013	100	100
5.250% due 09/01/2035	1,850	1,480
5.800% due 02/15/2018	48,500	47,465
6.200% due 04/15/2038	21,800	19,899
6.500% due 08/15/2037	41,800	39,244
Walt Disney Co.
2.917% due 09/10/2009	44,390	44,320
Waste Management, Inc.
7.125% due 12/15/2017	1,800	1,826
7.375% due 08/01/2010	100	104
WellPoint, Inc.
5.000% due 01/15/2011	11,000	10,944
6.375% due 01/15/2012	10,360	10,577
Western Union Co.
2.957% due 11/17/2008	17,000	16,970
Weyerhaeuser Co.
4.198% due 09/24/2009	2,300	2,276
Whirlpool Corp.
6.125% due 06/15/2011	12,000	12,297
Williams Cos., Inc.
6.375% due 10/01/2010	14,300	14,023
Wyeth
5.500% due 03/15/2013	10,000	10,116
5.500% due 02/01/2014	25	25
5.950% due 04/01/2037	250	226
Xerox Corp.
3.626% due 12/18/2009	1,200	1,193
9.750% due 01/15/2009	27,950	28,418

		6,291,486

Utilities 1.6%

Alabama Power Co.
3.001% due 08/25/2009	17,000	16,954
5.500% due 10/15/2017	250	240
Ameritech Capital Funding Corp.
6.250% due 05/18/2009	3,500	3,558

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
AT&T Corp.
7.300% due 11/15/2011	$1,100	$1,143
AT&T, Inc.
2.894% due 02/05/2010	113,570	113,188
3.014% due 11/14/2008	16,400	16,360
4.125% due 09/15/2009	250	248
4.950% due 01/15/2013	172,290	165,192
5.100% due 09/15/2014	525	491
5.500% due 02/01/2018	168,000	149,765
6.300% due 01/15/2038	117,600	97,442
6.450% due 06/15/2034	100	86
6.500% due 09/01/2037	307,300	261,540
AT&T Mobility LLC
6.500% due 12/15/2011	80	81
BellSouth Corp.
4.200% due 09/15/2009	5,000	4,934
5.200% due 09/15/2014	26,000	24,402
6.550% due 06/15/2034	20,000	17,154
British Telecommunications PLC
8.625% due 12/15/2010	310	324
9.125% due 12/15/2030	250	249
Cable & Wireless Optus Finance Pty Ltd.
8.000% due 06/22/2010	14,265	15,282
Cablevision Systems Corp.
4.569% due 03/30/2013	95	85
Consolidated Edison Co. of New York, Inc.
5.375% due 12/15/2015	100	95
5.850% due 04/01/2018	105,025	99,816
6.750% due 04/01/2038	90,000	85,135
7.500% due 09/01/2010	20,000	20,956
Constellation Energy Group, Inc.
6.125% due 09/01/2009	7,000	6,917
Deutsche Telekom International Finance BV
3.390% due 03/23/2009	21,200	21,098
6.750% due 08/20/2018	32,000	29,690
Dominion Resources, Inc.
5.200% due 01/15/2016	15,300	14,067
5.700% due 09/17/2012	100	99
6.400% due 06/15/2018	22,000	21,064
DPL, Inc.
8.000% due 03/31/2009	28,000	28,488
Duke Energy Carolinas LLC
5.100% due 04/15/2018	12,000	11,175
6.050% due 04/15/2038	20,000	18,114
Edison Mission Energy
7.200% due 05/15/2019	900	796
Enel Finance International S.A.
5.700% due 01/15/2013	300	303
Entergy Gulf States, Inc.
3.210% due 12/01/2009	15,000	14,867
3.565% due 12/08/2008	12,841	12,814
5.700% due 06/01/2015	50	48
Exelon Corp.
4.900% due 06/15/2015	10,000	8,813
6.750% due 05/01/2011	200	202
FirstEnergy Corp.
6.450% due 11/15/2011	10,000	10,054
7.375% due 11/15/2031	15	14
FPL Group Capital, Inc.
3.696% due 06/17/2011	15,000	15,133
France Telecom S.A.
7.750% due 03/01/2011	970	1,018
Georgia Power Co.
2.987% due 02/17/2009	14,550	14,486
Ipalco Enterprises, Inc.
8.625% due 11/14/2011	34,200	34,542
KT Corp.
4.875% due 07/15/2015	100	89
MidAmerican Energy Co.
4.650% due 10/01/2014	100	93
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	43,625	36,710
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	250	267
NGPL Pipe Co. LLC
6.514% due 12/15/2012	165,500	165,901
Niagara Mohawk Power Corp.
7.750% due 10/01/2008	125	125
NiSource Finance Corp.
3.381% due 11/23/2009	30,100	29,340
6.150% due 03/01/2013	12,000	11,626
Ohio Edison Co.
5.450% due 05/01/2015	350	317
Ohio Edison Co. Credit Linked Certificate Trust
5.647% due 06/15/2009	1,250	1,272
Peco Energy Co.
5.950% due 10/01/2036	50	43
PPL Energy Supply LLC
5.700% due 10/15/2015	5,000	4,550
6.300% due 07/15/2013	10,000	9,736
6.400% due 11/01/2011	15,000	14,935
Progress Energy, Inc.
3.241% due 01/15/2010	400	397
7.100% due 03/01/2011	23	24
7.750% due 03/01/2031	20	21
PSEG Power LLC
5.000% due 04/01/2014	400	363
5.500% due 12/01/2015	8,000	7,224
6.950% due 06/01/2012	172	176
Public Service Electric & Gas Co.
5.700% due 12/01/2036	50	44
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	15,500	14,570
Qwest Corp.
5.625% due 11/15/2008	59,710	59,411
6.069% due 06/15/2013	4,020	3,437
7.200% due 11/10/2026	2,150	1,591
7.500% due 06/15/2023	6,850	5,411
7.625% due 06/15/2015	1,700	1,487
7.875% due 09/01/2011	4,235	4,087
8.875% due 03/15/2012	26,725	26,324
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	12	12
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	57,850	51,892
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	40,650	35,141
Sempra Energy
7.950% due 03/01/2010	7,135	7,359
Southern California Edison Co.
2.891% due 02/02/2009	400	399
Southern California Gas Co.
5.750% due 11/15/2035	75	66
Sprint Capital Corp.
8.375% due 03/15/2012	10,750	9,682
Telecom Italia Capital S.A.
3.281% due 02/01/2011	2,770	2,609
3.395% due 07/18/2011	1,690	1,578
Telefonica Emisiones SAU
5.855% due 02/04/2013	35	34
Telefonica Europe BV
7.750% due 09/15/2010	2,000	2,043
Verizon Communications, Inc.
5.250% due 04/15/2013	58,100	56,048
5.500% due 04/01/2017	30	27
6.100% due 04/15/2018	55,000	50,841
6.900% due 04/15/2038	14,800	13,125
Verizon Global Funding Corp.
6.875% due 06/15/2012	150	153
7.250% due 12/01/2010	1,000	1,041
7.375% due 09/01/2012	235	243
7.750% due 12/01/2030	325	307
Verizon New England, Inc.
6.500% due 09/15/2011	300	298
Verizon North Pass-Through Trust
5.604% due 01/01/2022	3,000	2,705
5.634% due 01/01/2021	3,000	2,717
Verizon Northwest, Inc.
5.550% due 10/15/2008	250	250
Verizon Virginia, Inc.
4.625% due 03/15/2013	500	461
Virginia Electric and Power Co.
5.400% due 04/30/2018	7,230	6,616
6.350% due 11/30/2037	25,500	23,029
Vodafone Group PLC
3.090% due 02/27/2012	40,000	37,729
5.625% due 02/27/2017	50	44

		2,064,542

Total Corporate Bonds & Notes (Cost $39,406,096)		34,190,863

MUNICIPAL BONDS & NOTES 1.5%

Austin Trust Various States Certificates of Participation Bonds, (FSA Insured), Series 2007
5.520% due 02/01/2037	16,670	12,952
Austin Trust Various States Certificates of Participation Bonds, (FSA Insured), Series 2008
5.360% due 05/01/2026	4,880	4,202
Austin Trust Various States General Obligation Bonds, (FSA Insured), Series 2008
5.330% due 08/01/2031	7,735	6,271
5.359% due 07/01/2024	16,235	10,147
Austin Trust Various States General Obligation Bonds, (MBIA Insured), Series 2008
5.539% due 01/01/2028	13,735	7,513
Austin Trust Various States General Obligation Bonds, Series 2008
5.490% due 06/01/2034	13,225	7,666
5.658% due 06/01/2032	9,590	5,510
Austin Trust Various States Revenue Bonds, (AMBAC Insured), Series 2007
5.470% due 06/01/2037	3,335	2,450
Austin Trust Various States Revenue Bonds, Series 2007
1.600% due 06/15/2038	44,345	35,576
5.434% due 10/01/2037	3,335	2,100
Austin Trust Various States Revenue Bonds, Series 2008
5.020% due 11/01/2027	5,000	4,498
5.250% due 11/01/2027	5,000	3,661
5.330% due 06/15/2037	9,900	7,681
5.361% due 08/15/2030	4,400	3,034

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2005
1.370% due 05/15/2035	$1,955	$1,497
Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2017	2,500	2,465
6.375% due 06/01/2032	7,300	6,915
Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Notes, Series 2002
5.750% due 06/01/2011	8,515	8,640
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
11.340% due 02/15/2037	4,075	3,166
California State Department of Water Resources Revenue Bonds, Series 2000
1.840% due 12/01/2029	2,500	2,207
California State Educational Facilities Authority Revenue Notes, Series 2008
0.251% due 10/01/2015	8,500	5,351
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	97,500	81,236
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2032	5,800	5,314
5.000% due 11/01/2032	63,130	57,814
5.000% due 06/01/2037	27,200	24,626
5.000% due 11/01/2037	32,590	29,494
California State General Obligation Bonds, Series 2008
3.460% due 11/01/2037	6,640	4,117
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	3,000	2,593
6.125% due 06/01/2038	2,000	1,706
6.125% due 06/01/2043	2,000	1,675
California State Tobacco Securitization Authority Revenue Bonds, Series 2005
5.400% due 06/01/2027	10,000	8,439
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	5,100	4,670
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2028	21,000	5,858
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
0.037% due 01/01/2014	7,810	4,092
0.136% due 01/01/2014	8,310	4,886
Chicago, Illinois O’Hare International Airport Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 01/01/2033	38,200	32,766
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	38,120	38,854
6.899% due 12/01/2040	385,740	401,694
Clark County, Nevada General Obligation Notes, (FGIC Insured), Series 2006
2.053% due 11/01/2013	2,830	1,683
Comal, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
2.510% due 02/01/2034	4,550	2,373
Cook County, Illinois General Obligation Notes, (AMBAC Insured), Series 2006
0.400% due 11/15/2013	3,765	2,424
0.436% due 11/15/2013	6,680	4,389
Cypress-Fairbanks, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
4.500% due 02/15/2026	4,000	3,514
Cypress-Fairbanks, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2006
3.422% due 02/15/2014	4,335	2,951
Detroit, Michigan School District General Obligation Bonds, (FGIC/Q-SBLF Insured), Series 1998
4.750% due 05/01/2028	4,500	3,784
Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2008
3.020% due 06/01/2037	5,575	3,132
Frisco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2032	12,190	2,912
0.000% due 08/15/2034	5,265	1,110
Gainesville, Florida Utilities Systems Revenue Bonds, (FSA Insured), Series 2005
0.380% due 10/01/2036	2,275	1,282
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	15,300	10,657
5.125% due 06/01/2047	37,000	24,445
5.750% due 06/01/2047	60,800	44,793
Harris County, Texas Flood Control District General Obligation Notes, Series 2008
0.215% due 10/01/2014	5,270	3,722
Houston, Texas Revenue Notes, (FSA Insured), Series 2008
1.075% due 11/15/2015	3,330	2,024
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2028	8,720	2,561
Illinois State Educational Facilities Authority Revenue Bonds, Series 2005
1.810% due 07/01/2033	1,195	1,047
1.810% due 12/01/2033	5,000	4,439
Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
0.000% due 12/15/2032	55,000	13,000
Indiana State Anderson School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.750% due 01/15/2027	2,715	2,441
4.750% due 01/15/2028	2,000	1,783
Indiana State University Revenue Notes, Series 2008
1.037% due 12/15/2015	5,965	4,612
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	54,780	46,999
Keller, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2008
3.276% due 08/15/2015	5,335	3,539
King County, Washington General Obligation Notes, Series 2008
0.090% due 01/01/2016	15,200	9,921
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	16,750	15,571
Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2008
5.000% due 02/01/2031	2,125	2,021
5.000% due 02/01/2033	8,300	7,853
5.000% due 02/01/2035	9,150	8,626
5.000% due 02/01/2036	9,605	9,046
Long Beach, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 05/01/2032	17,300	16,018
Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2032	26,800	25,336
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2038	11,900	10,916
Los Angeles, California Department of Water & Power Revenue Notes, (FSA Insured), Series 2006
0.357% due 07/01/2013	5,900	3,414
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2008
2.530% due 07/01/2023	6,800	4,419
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2008
2.330% due 07/01/2025	11,400	6,882
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	19,305	16,578
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
1.620% due 08/01/2034	5,000	4,432
Missouri State Joint Municipal Electric Utility Commission Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 01/01/2042	39,525	32,605
Nevada State System of Higher Education Revenue Bonds, (AMBAC Insured), Series 2005
1.290% due 07/01/2030	3,335	2,368
Nevada State Truckee Meadows Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036	5,560	4,627
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	13,200	9,090
5.000% due 06/01/2041	28,855	18,027
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2008
0.051% due 06/15/2015	6,800	4,341
1.317% due 12/15/2013	3,330	2,648
New York State Counties Tobacco Trust III Revenue Bonds, Series 2005
6.000% due 06/01/2027	17,845	15,915

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
New York State Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	$200	$181
North Texas State Municipal Water District Revenue Notes, (MBIA Insured), Series 2008
0.916% due 09/01/2014	5,830	4,578
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	10,000	7,638
5.875% due 06/01/2030	13,700	11,227
5.875% due 06/01/2047	371,400	281,258
Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	7,375	6,417
Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2006
0.257% due 07/15/2013	6,375	4,119
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	33,000	1,736
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	6,222
San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	55,640	50,097
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000
7.590% due 02/01/2022 (o)	31,105	35,349
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	25,840	18,338
Texas State General Obligation Bonds, Series 2006
5.000% due 04/01/2033	140	131
Texas State General Obligation Notes, Series 2008
0.308% due 10/01/2013	4,930	3,091
1.101% due 04/01/2015	19,970	15,260
1.139% due 04/01/2015	8,330	6,740
3.276% due 10/01/2015	51,805	32,065
Texas State Northside Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
1.730% due 02/15/2035	4,023	3,529
University of Arkansas Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 11/01/2037	400	362
University of Texas Revenue Bonds, Series 2004
4.750% due 07/01/2030	7,745	6,955
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.500% due 06/01/2026	1,050	1,111
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2046 (e)	11,000	5,963
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	6,850	6,479
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	159,340	136,801

Total Municipal Bonds & Notes (Cost $2,131,320)		1,925,253

U.S. GOVERNMENT AGENCIES 79.3%

Fannie Mae
0.000% due 04/25/2018 - 08/25/2023 (c)	34	29
0.950% due 03/25/2009 (b)	146	0
1.000% due 09/25/2023	3	3
3.000% due 01/25/2025	63	63
3.148% due 04/18/2028	180	178
3.198% due 10/18/2030	1,360	1,348
3.327% due 03/25/2034	23	22
3.337% due 03/25/2036	19,080	18,981
3.357% due 08/25/2034	167	162
3.407% due 10/27/2037	81,600	75,162
3.457% due 06/25/2044	15	15
3.500% due 02/25/2013 - 02/01/2020	89	89
3.527% due 06/25/2037	85	82
3.557% due 07/25/2021 - 03/25/2044	7,333	7,192
3.607% due 06/25/2029 - 11/25/2036	2,311	2,275
3.657% due 10/25/2030 - 02/25/2032	528	522
3.667% due 04/01/2027	40	40
3.707% due 03/25/2017 - 08/25/2030	2,354	2,338
3.807% due 05/25/2030	681	671
3.857% due 05/25/2030	681	668
4.000% due 02/25/2009 - 09/01/2020	2,873	2,756
4.028% due 08/01/2033	40	41
4.074% due 09/01/2017	744	739
4.107% due 04/25/2032	60	60
4.112% due 03/01/2035	2,637	2,645
4.166% due 06/01/2035	3,776	3,806
4.249% due 03/01/2034	9,621	9,680
4.250% due 04/25/2028	42	42
4.273% due 04/01/2027	41	41
4.278% due 07/01/2042 - 10/01/2044	48,476	48,363
4.279% due 12/01/2044	8,627	8,723
4.328% due 09/01/2041	60	60
4.330% due 09/01/2034	1,836	1,842
4.361% due 03/01/2033	160	160
4.364% due 09/01/2024	194	194
4.370% due 11/01/2034	4,647	4,700
4.375% due 04/01/2017	36	36
4.387% due 03/01/2034	13,222	13,314
4.422% due 09/01/2035	215	216
4.435% due 11/01/2024	2,226	2,229
4.466% due 05/01/2035	49,399	49,673
4.478% due 10/01/2030 - 10/01/2040	5,282	5,253
4.489% due 05/01/2035	5,506	5,564
4.500% due 10/01/2010 - 12/01/2035	79,863	77,990
4.511% due 07/01/2034	486	489
4.514% due 02/01/2028	39	39
4.601% due 05/01/2023	156	157
4.620% due 05/01/2009	35	35
4.629% due 07/01/2034	40	40
4.644% due 02/01/2035	4,687	4,740
4.655% due 06/01/2015 - 01/01/2035	687	695
4.656% due 11/01/2035	6,409	6,546
4.661% due 11/01/2035	30,091	30,313
4.664% due 05/01/2035	34,111	34,299
4.668% due 05/25/2035	42,156	43,494
4.680% due 12/01/2012	365	359
4.689% due 12/01/2034	482	488
4.693% due 02/01/2035	5,906	5,962
4.695% due 06/01/2035	21,073	21,324
4.713% due 06/01/2035	4,359	4,333
4.720% due 07/01/2035	5,423	5,458
4.731% due 08/01/2035	6,087	6,105
4.750% due 11/01/2034	4,723	4,778
4.755% due 03/01/2035	148	145
4.768% due 09/01/2035	3,105	3,166
4.796% due 11/01/2035	18,162	18,198
4.823% due 09/01/2034	30,463	30,840
4.825% due 10/01/2020	32	32
4.832% due 06/01/2035	307	309
4.844% due 01/01/2035	17,770	17,939
4.847% due 09/01/2035	13,054	13,105
4.870% due 05/01/2013	129	127
4.876% due 02/01/2035	9,198	9,309
4.883% due 01/01/2035	20,354	20,550
4.886% due 08/01/2035 - 09/01/2035	30,223	30,501
4.908% due 04/01/2035	3,881	3,921
4.909% due 10/01/2034	2,982	3,011
4.911% due 07/01/2035	4,123	4,148
4.913% due 07/01/2035	5,258	5,379
4.921% due 04/01/2038	47	47
4.936% due 01/01/2035	23,569	23,786
4.980% due 06/01/2035	1,487	1,496
5.000% due 05/01/2009 - 11/01/2038	16,633,335	16,284,805
5.000% due 04/01/2035 - 06/01/2038 (j)	5,543,228	5,410,305
5.015% due 09/01/2029	12	12
5.026% due 02/01/2021	136	139
5.055% due 05/01/2024	82	85
5.057% due 06/01/2035	4,179	4,008
5.058% due 01/01/2018	114	114
5.073% due 01/01/2021	21	21
5.095% due 07/01/2026	12	12
5.099% due 08/01/2027	1,374	1,383
5.105% due 05/01/2021	18	18
5.110% due 07/01/2035	4,093	4,205
5.129% due 10/01/2035	4,227	4,216
5.146% due 09/01/2035	4,180	4,171
5.153% due 08/01/2035	2,505	2,503
5.162% due 11/01/2035	2,637	2,635
5.167% due 10/01/2035	3,642	3,735
5.168% due 12/01/2036	531	532
5.181% due 09/01/2035	4,553	4,550
5.183% due 04/01/2027	5	5
5.188% due 07/01/2035	3,632	3,627
5.189% due 03/01/2019	854	861
5.192% due 08/01/2035	3,540	3,432
5.196% due 10/01/2035	3,831	3,828
5.218% due 08/01/2035	3,097	3,094
5.220% due 09/01/2035	2,903	2,949
5.221% due 07/01/2035	3,282	3,278
5.228% due 09/01/2035	3,749	3,623
5.231% due 10/01/2024	29	29
5.232% due 11/01/2035	4,228	4,234

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
5.241% due 07/01/2035	$4,083	$4,084
5.263% due 12/01/2035	4,217	4,232
5.286% due 10/01/2035	4,994	4,913
5.288% due 06/01/2024	47	48
5.290% due 10/01/2035	5,051	5,066
5.293% due 09/01/2035	74	74
5.300% due 08/01/2031	131	132
5.308% due 11/01/2025	77	78
5.310% due 08/25/2033	4,400	4,483
5.329% due 09/01/2034	1,419	1,421
5.342% due 07/01/2024	393	404
5.345% due 10/01/2027	104	106
5.348% due 11/01/2035	4,982	5,005
5.355% due 11/01/2035	5,259	5,281
5.370% due 08/25/2043	3,000	2,929
5.375% due 03/01/2023	84	86
5.384% due 01/01/2036	3,753	3,703
5.408% due 12/01/2018	88	87
5.429% due 01/01/2036	112	113
5.432% due 09/01/2024	142	145
5.445% due 12/01/2017 - 12/01/2020	559	566
5.471% due 05/01/2026	47	48
5.473% due 08/01/2027	35	36
5.490% due 09/01/2022	131	131
5.500% due 10/01/2008 - 11/01/2038	33,710,510	33,661,080
5.500% due 01/01/2032 - 11/01/2033 (k)	62,846	62,867
5.500% due 10/01/2033 - 09/01/2038 (j)	9,933,478	9,924,570
5.500% due 02/01/2035 (i)	269,589	269,677
5.524% due 03/01/2036	3,143	3,170
5.530% due 02/01/2022	197	194
5.535% due 04/01/2027	58	59
5.548% due 09/01/2019	701	703
5.557% due 01/01/2036	2,594	2,650
5.561% due 08/01/2026	126	129
5.581% due 02/01/2036	5,590	5,637
5.600% due 12/01/2035	2,721	2,746
5.609% due 03/01/2036	2,578	2,615
5.616% due 11/01/2025	599	608
5.620% due 02/01/2027	287	293
5.643% due 06/01/2023	163	164
5.653% due 08/01/2027	1,662	1,684
5.685% due 09/01/2014 - 05/01/2030	33	33
5.690% due 09/01/2021	14	14
5.695% due 08/01/2025	1,143	1,169
5.700% due 02/28/2025	150	147
5.703% due 01/01/2020	727	733
5.708% due 11/01/2025	144	146
5.721% due 03/01/2036	3,676	3,704
5.722% due 04/01/2026 - 05/01/2027	35	36
5.739% due 02/01/2028	668	669
5.750% due 01/01/2020 - 12/20/2027	1,281	1,283
5.762% due 11/01/2025	210	216
5.764% due 03/01/2036	3,909	3,946
5.767% due 09/01/2037	45	46
5.771% due 05/01/2025	236	243
5.820% due 06/01/2023	20	21
5.831% due 12/01/2017	789	809
5.868% due 11/01/2025	27	28
5.871% due 11/01/2019	172	173
5.916% due 02/01/2012	67	68
5.917% due 06/01/2036	2,122	2,169
5.920% due 11/01/2023	33	34
5.930% due 06/01/2022	36	37
5.955% due 07/01/2021	33	34
5.960% due 04/01/2018	173	177
5.970% due 07/01/2019	14	14
5.980% due 11/01/2011	125	128
5.990% due 02/01/2026	75	77
6.000% due 02/01/2009 - 10/25/2044	22,313,084	22,610,350
6.000% due 11/01/2027 - 05/01/2038 (j)	960,232	974,116
6.013% due 03/01/2025	848	865
6.021% due 02/01/2024	66	68
6.036% due 06/01/2025	76	78
6.042% due 05/01/2022	24	24
6.043% due 09/01/2036	86	88
6.050% due 01/01/2026	148	151
6.061% due 02/01/2035	6,733	6,773
6.068% due 02/01/2021	86	87
6.080% due 07/01/2032	145	144
6.081% due 10/01/2034	3,857	3,897
6.105% due 10/01/2024	138	141
6.109% due 12/01/2022	39	40
6.125% due 10/01/2024	4	4
6.126% due 07/01/2019	87	89
6.131% due 11/01/2034	2,652	2,674
6.136% due 07/01/2024	156	160
6.139% due 08/01/2023	87	87
6.189% due 03/01/2023	433	440
6.195% due 12/01/2025	314	318
6.202% due 10/01/2019	262	267
6.216% due 05/01/2023	331	340
6.217% due 12/01/2034	2,560	2,582
6.225% due 10/01/2027	249	259
6.250% due 02/01/2011 - 02/25/2029	136,791	139,042
6.272% due 10/01/2034	7,068	7,111
6.282% due 08/01/2022	1,235	1,274
6.290% due 02/25/2029	500	523
6.296% due 08/01/2027	135	139
6.300% due 10/17/2038	9,383	9,369
6.315% due 11/01/2023 - 12/01/2023	357	364
6.317% due 02/01/2033	3	3
6.320% due 10/01/2013	1,838	1,835
6.323% due 12/01/2033	679	691
6.347% due 06/01/2025	423	429
6.372% due 01/01/2024	111	113
6.390% due 05/25/2036	14,001	14,275
6.399% due 12/01/2023	20	20
6.450% due 12/01/2023	80	82
6.480% due 01/01/2011	71	73
6.500% due 02/25/2009 - 06/25/2044	388,385	401,463
6.500% due 10/25/2022 (b)	4	0
6.524% due 12/01/2025	216	218
6.539% due 03/01/2023	848	869
6.540% due 09/01/2021	8	8
6.545% due 02/01/2028	65	66
6.555% due 05/01/2017	2	2
6.585% due 11/01/2023	16	16
6.595% due 05/01/2014	73	75
6.608% due 04/01/2024	293	299
6.624% due 12/01/2023	69	70
6.628% due 01/01/2024	55	56
6.730% due 06/01/2022	15	15
6.745% due 02/01/2018	44	46
6.750% due 10/25/2023	318	337
6.824% due 12/01/2027	329	335
6.825% due 02/01/2020	56	59
6.842% due 11/01/2021	68	70
6.850% due 12/01/2026	13	13
6.900% due 05/25/2023	57	60
6.956% due 11/01/2031	187	190
6.975% due 09/01/2025	35	35
7.000% due 01/01/2009 - 01/25/2048	15,655	16,396
7.025% due 11/01/2022	20	20
7.039% due 12/01/2010	53	55
7.085% due 03/01/2026	55	56
7.110% due 10/01/2009	456	460
7.122% due 09/01/2023	156	159
7.179% due 10/01/2023	24	25
7.200% due 05/01/2021	22	22
7.250% due 01/01/2023 - 11/01/2026	805	849
7.375% due 05/25/2022	1,151	1,227
7.500% due 11/01/2010 - 07/25/2041	5,406	5,799
7.506% due 06/01/2030	239	252
7.533% due 10/01/2026	11	11
7.750% due 06/01/2009 - 01/25/2022	1,773	1,886
7.780% due 01/01/2018	2,038	2,248
7.800% due 10/25/2022	240	255
7.920% due 03/01/2018	2,525	2,808
7.980% due 05/01/2030	6,135	6,718
8.000% due 02/01/2009 - 06/01/2032	4,556	4,924
8.000% due 08/18/2027 (b)	10	3
8.060% due 04/01/2030	1,708	1,885
8.080% due 04/01/2030	939	1,036
8.250% due 07/01/2009 - 02/01/2017	6	6
8.490% due 06/01/2025	868	969
8.500% due 01/01/2011 - 10/01/2032	3,520	3,856
8.750% due 01/25/2021	240	260
9.000% due 09/01/2014 - 12/01/2027	1,589	1,745
9.250% due 04/25/2018	22	24
9.300% due 05/25/2018 - 08/25/2019	69	77
9.500% due 11/01/2009 - 07/01/2022	961	1,062
9.511% due 09/25/2028	417	455
10.000% due 08/01/2009 - 05/01/2022	133	152
10.500% due 11/01/2013 - 04/01/2022	40	44
11.000% due 11/01/2013 - 11/01/2020	138	156
11.500% due 08/20/2016 - 11/01/2019	5	6

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
12.000% due 05/01/2016	$1	$1
12.500% due 10/01/2015	3	3
13.250% due 09/01/2011	1	2
14.750% due 08/01/2012	10	12
15.000% due 10/01/2012	32	38
15.500% due 10/01/2012 - 12/01/2012	2	2
15.750% due 12/01/2011 - 08/01/2012	11	12
16.000% due 09/01/2012	15	17
903.212% due 08/25/2021 (b)	0	6
1000.000% due 04/25/2022 (b)	0	4
Farmer Mac
7.983% due 01/25/2012	296	294
Federal Home Loan Bank
4.250% due 07/17/2013	75	75
4.375% due 07/09/2013	100	100
7.400% due 02/01/2021	440	440
Federal Housing Administration
6.780% due 07/25/2040	7,235	6,970
6.875% due 11/01/2015	1,821	1,799
6.880% due 02/01/2041	11,002	10,707
6.896% due 07/01/2020	10,279	10,168
6.960% due 05/01/2016	296	291
6.997% due 09/01/2019	82	82
7.110% due 05/01/2019	1,657	1,633
7.315% due 08/01/2019	4,642	4,610
7.350% due 04/01/2019 - 11/01/2020	599	595
7.375% due 02/01/2018	152	152
7.400% due 01/25/2020 - 11/01/2020	3,036	3,034
7.430% due 10/01/2018 - 06/01/2024	13,309	13,386
7.450% due 05/01/2021	2,334	2,347
7.460% due 01/01/2023	184	185
7.465% due 11/01/2019	1,861	1,872
7.500% due 03/01/2032	3,122	3,144
7.580% due 12/01/2040	7,142	7,183
7.630% due 08/01/2041	17,149	17,004
7.780% due 11/01/2040	7,145	7,112
8.250% due 01/01/2041	4,574	4,552
8.375% due 02/01/2012	96	96
Freddie Mac
2.638% due 07/15/2019 - 10/15/2020	23,244	22,728
2.718% due 02/15/2019	11,156	10,877
2.728% due 05/15/2036	88	86
2.738% due 07/15/2034	709	699
2.838% due 12/15/2029 - 06/15/2031	8,429	8,215
2.888% due 06/15/2018 - 06/15/2031	768	756
2.938% due 11/15/2030 - 12/15/2031	36	36
2.988% due 09/15/2030 - 01/15/2032	221	219
3.000% due 05/15/2022	3	3
3.467% due 08/25/2031	201	182
3.500% due 05/15/2016 - 07/15/2032	677	643
4.000% due 04/01/2011 - 12/15/2024	21,347	21,350
4.207% due 05/25/2043	13,357	13,392
4.250% due 04/15/2023 - 09/15/2024	4,568	4,569
4.278% due 10/25/2044 - 02/25/2045	31,402	29,274
4.478% due 07/25/2044	2,363	2,154
4.500% due 11/01/2008 - 05/01/2034	17,195	17,174
4.549% due 01/01/2034	8,339	8,479
4.625% due 04/01/2017	5	5
4.662% due 08/15/2032	4,858	4,825
4.692% due 06/01/2035	4,894	4,848
4.696% due 08/01/2035	1,119	1,125
4.824% due 10/01/2035	34,483	34,591
4.827% due 03/01/2035	4,949	4,968
4.839% due 11/01/2034	197	201
4.842% due 11/01/2035	33,260	33,655
4.875% due 06/13/2018 - 07/01/2035	85,591	86,776
4.881% due 09/01/2035	13,893	13,956
4.883% due 10/01/2035	4,058	4,072
4.905% due 10/01/2035	25,942	26,058
4.911% due 10/01/2035	32,506	32,606
4.916% due 07/01/2035	59	59
4.940% due 11/01/2035	25,876	25,969
4.962% due 06/01/2022	28	29
4.979% due 07/01/2032	4	4
5.000% due 06/15/2016 - 09/01/2037	481,225	475,427
5.050% due 10/25/2023	933	923
5.076% due 07/01/2023	68	69
5.098% due 10/01/2035	4,754	4,738
5.110% due 07/01/2022	105	106
5.137% due 05/01/2035	35,950	36,241
5.143% due 08/01/2023	100	102
5.147% due 06/01/2022	406	414
5.185% due 06/01/2022	141	144
5.200% due 10/25/2023 - 06/01/2024	442	438
5.209% due 08/01/2023	98	100
5.223% due 08/01/2023	565	576
5.275% due 01/01/2022	90	91
5.282% due 09/01/2023	366	374
5.285% due 05/01/2023	70	71
5.307% due 07/01/2020	141	144
5.311% due 09/01/2023	569	582
5.323% due 05/01/2018	268	274
5.329% due 07/01/2027	12	12
5.340% due 02/01/2026	411	422
5.376% due 07/01/2030	1,053	1,078
5.411% due 11/01/2035	3,356	3,380
5.429% due 02/01/2025	22	22
5.438% due 08/01/2023	45	46
5.440% due 12/01/2035	3,226	3,251
5.464% due 05/01/2023	57	58
5.471% due 07/01/2019	224	228
5.477% due 12/01/2026	818	824
5.487% due 05/01/2018	256	261
5.500% due 07/18/2016 - 09/01/2038	2,942,459	2,933,548
5.500% due 02/01/2038 - 06/01/2038 (j)	3,928,344	3,911,213
5.501% due 10/01/2024	208	212
5.530% due 02/01/2019	39	39
5.546% due 10/01/2026	342	348
5.576% due 05/01/2021	1,328	1,342
5.590% due 07/01/2023	231	233
5.604% due 04/01/2025	134	137
5.663% due 02/01/2019	219	222
5.670% due 07/01/2024	66	68
5.682% due 08/01/2023	1	1
5.704% due 03/01/2036	2,981	3,004
5.716% due 03/01/2021	858	880
5.780% due 12/01/2018 - 12/01/2022	291	294
5.783% due 10/01/2023	124	127
5.812% due 09/01/2023	184	187
5.839% due 03/01/2022	1,239	1,267
5.840% due 04/01/2036	3,605	3,677
5.860% due 06/01/2024	500	509
5.875% due 03/21/2011 - 01/01/2019	15,001	15,612
5.912% due 11/01/2028	716	729
5.928% due 07/01/2019	8	9
5.936% due 05/01/2023	184	185
5.940% due 10/01/2022	47	48
5.950% due 06/15/2028	42,168	41,386
5.980% due 02/01/2021	6	7
5.986% due 02/01/2023	81	82
5.999% due 06/01/2020	88	89
6.000% due 11/15/2008 - 10/01/2038	1,523,260	1,545,051
6.000% due 07/01/2038 (k)	371,984	376,970
6.001% due 05/01/2022	42	43
6.015% due 04/01/2024	764	775
6.063% due 04/01/2023	14	14
6.094% due 09/01/2023	130	132
6.139% due 09/01/2023	29	29
6.164% due 01/01/2028	27	27
6.200% due 12/15/2008	36	36
6.215% due 03/01/2024	232	234
6.229% due 07/01/2025	681	686
6.234% due 08/01/2023	1,133	1,151
6.250% due 03/15/2028 - 01/15/2036	2,145	2,193
6.254% due 01/01/2024	49	50
6.265% due 05/01/2020	66	68
6.276% due 09/01/2028	3	3
6.289% due 06/01/2021	467	476
6.365% due 01/01/2024	9	9
6.387% due 01/01/2021	44	44
6.412% due 11/01/2026	385	392
6.500% due 11/15/2008 - 09/15/2023 (b)	11	0
6.500% due 12/01/2008 - 07/25/2043	350,312	361,720
6.517% due 04/01/2029	144	146
6.519% due 12/01/2023	146	149
6.520% due 11/01/2023	230	233
6.606% due 10/01/2023	55	55
6.671% due 11/01/2020	86	87
6.734% due 10/01/2023	194	197
6.785% due 05/01/2020	16	16
6.800% due 06/01/2030	388	398
6.817% due 10/01/2020	8	9
6.875% due 09/01/2018	57	58
6.917% due 10/01/2020	245	252
6.950% due 07/15/2021 - 08/15/2021	43	44

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
6.990% due 11/01/2023	$8	$8
7.000% due 01/01/2009 - 10/25/2043	40,675	42,710
7.000% due 09/15/2023 (b)	30	6
7.030% due 01/01/2019	56	57
7.075% due 01/01/2019	2	2
7.105% due 05/01/2018	55	56
7.129% due 10/01/2023	111	113
7.156% due 10/01/2023	284	290
7.500% due 09/01/2010 - 11/01/2037	17,983	19,044
7.645% due 05/01/2025	5,711	5,969
8.000% due 04/01/2010 - 09/15/2024	4,422	4,469
8.250% due 06/15/2022	247	263
8.500% due 03/01/2009 - 06/01/2030	2,662	2,768
8.750% due 12/01/2010 - 12/15/2020	113	113
8.900% due 11/15/2020	842	930
9.000% due 04/01/2009 - 07/01/2030	662	677
9.000% due 05/01/2022 (b)	5	1
9.250% due 07/01/2017	3	3
9.500% due 09/01/2016 - 12/01/2022	647	690
10.000% due 11/01/2011 - 03/01/2021	54	61
10.100% due 09/01/2016	91	104
10.250% due 04/01/2009 - 07/01/2009	2	2
10.500% due 10/01/2017 - 01/01/2021	20	23
11.000% due 06/01/2011 - 05/01/2020	36	41
11.250% due 10/01/2009 - 09/01/2015	2	2
11.500% due 01/01/2018	2	2
12.500% due 12/01/2012	1	1
13.250% due 10/01/2013	48	56
14.000% due 04/01/2016	2	3
15.500% due 08/01/2011	1	2
884.500% due 01/15/2021 (b)	0	3
1007.500% due 02/15/2022 (b)	0	5
Ginnie Mae
2.888% due 06/16/2031 - 03/16/2032	533	529
2.938% due 10/16/2030	715	711
2.988% due 02/16/2030 - 04/16/2032	3,627	3,639
3.038% due 12/16/2025	115	115
3.088% due 02/16/2030	2,474	2,483
3.138% due 02/16/2030	1,132	1,127
3.588% due 06/20/2030	20	20
3.688% due 09/20/2030	207	206
4.138% due 03/20/2031	192	191
4.500% due 11/16/2028 - 12/20/2028	6,095	6,057
4.500% due 07/15/2033 (k)	1,299	1,243
4.750% due 02/20/2032	1,474	1,481
5.000% due 02/20/2016 - 07/20/2037	3,806	3,794
5.125% due 12/20/2015 - 12/20/2029	28,086	28,428
5.250% due 01/20/2028 - 03/20/2030	7,102	7,172
5.375% due 02/20/2017 - 05/20/2030	59,288	59,972
5.500% due 02/20/2018 - 02/20/2036	1,766	1,764
5.625% due 07/20/2017 - 08/20/2030	34,512	34,941
6.000% due 10/15/2008 - 11/01/2038	1,363,949	1,383,784
6.000% due 10/15/2034 - 04/15/2037 (k)	1,806	1,837
6.500% due 02/15/2009 - 07/15/2040	82,646	85,151
6.670% due 08/15/2040	913	924
6.750% due 06/20/2028 - 10/16/2040	44,036	45,783
7.000% due 10/15/2008 - 11/15/2032	7,096	7,451
7.250% due 07/16/2028	2	2
7.500% due 06/15/2009 - 03/15/2032	7,764	8,188
7.700% due 03/15/2041	6,512	6,784
7.750% due 12/20/2020 - 12/15/2040	1,576	1,635
8.000% due 10/15/2009 - 10/20/2031	1,107	1,212
8.250% due 04/15/2020	96	106
8.300% due 06/15/2019	20	22
8.500% due 09/15/2009 - 04/15/2031	1,003	1,103
9.000% due 10/15/2008 - 01/15/2031	1,103	1,213
9.250% due 12/20/2016	2	3
9.500% due 11/15/2008 - 07/15/2025	461	510
10.000% due 02/15/2013 - 02/15/2025	432	489
10.250% due 02/20/2019	9	11
10.500% due 12/15/2015 - 09/15/2021	97	112
11.000% due 04/15/2010 - 04/20/2019	13	14
11.500% due 04/15/2013 - 10/15/2015	10	12
12.000% due 11/15/2012 - 05/15/2016	73	83
13.000% due 12/15/2012	1	2
13.500% due 10/15/2012 - 09/15/2014	15	17
15.000% due 08/15/2011 - 11/15/2012	30	35
16.000% due 11/15/2011 - 05/15/2012	22	25
17.000% due 11/15/2011 - 12/15/2011	12	14
Small Business Administration
3.870% due 01/01/2014	1,176	1,152
4.340% due 03/01/2024	232	219
4.504% due 02/10/2014	82	79
4.524% due 02/10/2013	13,282	12,968
4.684% due 09/10/2014	5,011	4,884
4.754% due 08/10/2014	52	50
4.770% due 04/01/2024	1,065	1,035
4.870% due 12/01/2024	2,127	2,071
4.890% due 12/01/2023	1,341	1,313
4.930% due 01/01/2024	2,689	2,635
4.950% due 03/01/2025	2,318	2,262
4.980% due 11/01/2023	9,338	9,191
5.090% due 10/01/2025	932	918
5.110% due 04/01/2025 - 08/01/2025	2,049	2,021
5.130% due 09/01/2023	5,759	5,703
5.160% due 02/01/2028	2,641	2,602
5.190% due 07/01/2024	348	346
5.290% due 12/01/2027	88,098	86,916
5.310% due 05/01/2027	473	469
5.340% due 11/01/2021	7,495	7,522
5.490% due 05/01/2028	30,000	29,952
5.680% due 06/01/2028	30,133	30,371
5.725% due 09/10/2018	50,000	49,286
5.780% due 08/01/2027	95	95
5.950% due 05/01/2009	113	113
6.030% due 02/10/2012	6,584	6,688
6.340% due 03/01/2021	11,456	11,774
6.344% due 08/01/2011	520	530
6.640% due 02/01/2011	1,268	1,298
6.700% due 12/01/2016	3,315	3,399
6.900% due 12/01/2020	3,652	3,795
6.950% due 11/01/2016	848	872
7.150% due 03/01/2017	1,468	1,515
7.190% due 12/01/2019	135	141
7.449% due 08/10/2010	6,305	6,407
7.500% due 04/01/2017	825	855
7.540% due 08/10/2009	2,744	2,785
7.630% due 06/01/2020	6,541	6,876
7.640% due 03/01/2010	731	750
7.700% due 07/01/2016	93	97
8.017% due 02/10/2010	6,222	6,386
Tennessee Valley Authority
4.250% due 03/15/2013	180	176
6.000% due 03/15/2013	250	271
U.S. Department of Housing and Urban Development
3.820% due 08/01/2009	2,400	2,413
Vendee Mortgage Trust
0.447% due 06/15/2023 (b)	22,835	288
6.500% due 09/15/2024	16,632	17,559
6.815% due 01/15/2030	2,176	2,235

Total U.S. Government Agencies (Cost $102,380,985)		103,058,064

U.S. TREASURY OBLIGATIONS 1.4%

Treasury Inflation Protected Securities (f)
1.625% due 01/15/2015	25,739	25,043
1.750% due 01/15/2028	128,808	111,973
1.875% due 07/15/2013	201,327	200,651
1.875% due 07/15/2015	365	359
2.000% due 01/15/2014	540	538
2.000% due 07/15/2014	387,525	386,133
2.000% due 01/15/2016	248,626	245,033
2.500% due 07/15/2016	1,037	1,058
2.625% due 07/15/2017	242,813	249,662
U.S. Treasury Bonds
4.750% due 02/15/2037	100,000	106,656

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. Treasury Notes
3.125% due 11/30/2009	$491,000	$498,250
4.625% due 02/15/2017	10,000	10,634

Total U.S. Treasury Obligations (Cost $1,867,456)		1,835,990

MORTGAGE-BACKED SECURITIES 4.4%

Adjustable Rate Mortgage Trust
5.381% due 11/25/2035	1,780	1,452
5.415% due 01/25/2036	3,175	2,691
American Home Mortgage Assets
3.397% due 05/25/2046	53,871	34,759
3.397% due 09/25/2046	22,295	13,674
3.417% due 10/25/2046	34,201	13,338
3.555% due 02/25/2047	23,779	11,960
3.775% due 11/25/2046	107,671	54,204
American Home Mortgage Investment Trust
4.290% due 10/25/2034	478	383
4.390% due 02/25/2045	89,141	59,909
4.440% due 02/25/2045	42	28
5.660% due 09/25/2045	9,770	6,659
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	72,870	71,391
5.414% due 09/10/2047	14,500	12,776
5.492% due 02/10/2051	35,000	29,218
5.929% due 05/10/2045	28,900	26,220
Banc of America Funding Corp.
3.478% due 05/20/2035	2,716	1,592
4.135% due 05/25/2035	149,195	127,194
4.280% due 03/20/2035	5,678	5,087
4.625% due 02/20/2036	73	65
5.250% due 09/20/2034	200	193
5.357% due 11/20/2035	2,008	1,880
5.753% due 10/25/2036	2,400	1,460
5.756% due 03/20/2036	3,918	3,151
5.837% due 01/25/2037	1,900	962
5.878% due 03/20/2036	1,067	875
5.888% due 04/25/2037	4,600	2,650
Banc of America Mortgage Securities, Inc.
3.657% due 12/25/2033	2,212	2,195
5.436% due 02/25/2036	6,534	5,690
5.500% due 11/25/2033	164	163
6.094% due 07/20/2032	1,461	1,403
6.500% due 10/25/2031	298	300
6.500% due 09/25/2033	14,814	14,030
BCAP LLC Trust
3.377% due 01/25/2037	122,984	75,913
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	447	416
4.540% due 08/25/2033	51	47
4.550% due 08/25/2035	249	238
4.734% due 01/25/2034	18	18
4.750% due 10/25/2035	108,697	106,783
4.767% due 11/25/2030	7,678	7,542
4.834% due 11/25/2034	106	102
4.837% due 01/25/2034	416	390
5.040% due 04/25/2033	198	191
5.071% due 11/25/2034	3,642	3,470
5.299% due 03/25/2033	5,612	5,425
5.402% due 04/25/2033	19,324	18,162
5.425% due 04/25/2033	601	564
5.474% due 05/25/2047	56,703	47,771
5.600% due 02/25/2033	12,896	12,048
5.732% due 02/25/2036	7,173	5,477
6.752% due 02/25/2033	91	91
6.792% due 01/25/2034	28	27
Bear Stearns Alt-A Trust
3.407% due 02/25/2034	106	45
3.427% due 05/25/2035	4,922	2,749
3.427% due 12/25/2046	495	151
4.022% due 02/25/2034	10,388	8,293
5.318% due 09/25/2034	440	365
5.370% due 05/25/2035	171,534	145,900
5.471% due 08/25/2036	9,100	5,027
5.504% due 09/25/2035	79,668	64,269
5.859% due 01/25/2036	36,698	27,319
5.903% due 03/25/2036	4,122	2,557
6.504% due 01/25/2035	7,915	5,532
Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041	681	679
5.060% due 11/15/2016	5,349	5,293
5.243% due 12/11/2038	2,600	2,047
5.300% due 10/12/2042	25,000	22,858
5.331% due 02/11/2044	11,525	9,689
5.405% due 12/11/2040	15,435	14,263
5.623% due 03/11/2039	13,650	12,300
5.694% due 06/11/2050	20,000	17,087
5.700% due 06/11/2050	25,000	21,316
6.440% due 06/16/2030	494	493
7.000% due 05/20/2030	32,017	32,475
Bear Stearns Mortgage Securities, Inc.
5.205% due 06/25/2030	216	211
CC Mortgage Funding Corp.
3.387% due 05/25/2036	5,576	4,487
Chase Mortgage Finance Corp.
5.434% due 03/25/2037	23,620	20,238
Chaseflex Trust
5.500% due 06/25/2035	50	47
Citicorp Mortgage Securities, Inc.
5.250% due 12/25/2033	250	227
Citigroup Commercial Mortgage Trust
2.558% due 08/15/2021	23	21
6.299% due 12/10/2049	21,000	18,510
Citigroup Mortgage Loan Trust, Inc.
4.007% due 08/25/2035	4,238	3,790
4.098% due 08/25/2035	17,349	15,636
4.248% due 08/25/2035	98,786	94,241
4.683% due 06/25/2035	117,325	102,657
4.700% due 12/25/2035	60,772	56,523
4.748% due 08/25/2035	166	158
5.666% due 07/25/2046	16,799	13,041
5.836% due 12/25/2035	6,282	4,299
6.014% due 09/25/2037	109,729	76,753
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	5,252	5,078
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	515	514
Commercial Mortgage Acceptance Corp.
7.030% due 06/15/2031	39	39
Commercial Mortgage Asset Trust
6.975% due 01/17/2032	145	147
Commercial Mortgage Pass-Through Certificates
2.988% due 02/16/2034	17,597	16,787
2.988% due 07/16/2034	1,090	1,042
5.306% due 12/10/2046	66,346	57,614
Countrywide Alternative Loan Trust
3.338% due 05/20/2046	2,271	2,129
3.377% due 01/25/2037	4,100	1,885
3.382% due 12/20/2046	124,482	75,901
3.397% due 09/25/2046	48,695	26,998
3.398% due 07/20/2046	56,136	34,656
3.407% due 05/25/2036	3,932	2,374
3.417% due 07/25/2046	9,159	5,812
3.557% due 09/25/2035	3,871	2,455
3.855% due 12/25/2035	409	250
3.855% due 02/25/2036	18	11
4.500% due 06/25/2035	627	621
5.417% due 10/25/2035	1,635	1,410
5.750% due 03/25/2037	3,000	2,063
5.891% due 11/25/2035	3,833	2,758
5.898% due 02/25/2037	49,046	34,233
6.000% due 10/25/2032	3,532	3,113
6.000% due 01/25/2037	17,896	12,649
6.000% due 02/25/2037	3,006	2,197
6.250% due 12/25/2033	32	31
6.250% due 11/25/2036	3,451	2,484
6.500% due 05/25/2036	11,220	7,151
Countrywide Home Loan Mortgage Pass-Through Trust
3.437% due 05/25/2035	20,463	13,233
3.497% due 04/25/2035	24,245	15,390
3.527% due 03/25/2035	24	14
3.537% due 02/25/2035	21	13
3.547% due 02/25/2035	25	17
3.547% due 06/25/2035	572	481
3.587% due 09/25/2034	51	38
3.607% due 08/25/2018	4,572	4,444
3.946% due 07/25/2034	8,323	7,509
4.727% due 02/20/2035	14	12
4.797% due 11/25/2034	11	9
5.230% due 01/20/2035	2,161	1,870
5.250% due 02/20/2036	54,404	42,237
5.369% due 10/20/2035	4,050	2,676
5.431% due 02/25/2047	3,533	2,313
5.500% due 11/25/2035	15,559	11,493
5.547% due 04/20/2036	3,296	2,652
5.613% due 02/20/2036	957	641
5.620% due 03/25/2037	3,390	2,403
5.750% due 07/19/2031	27	28
5.772% due 05/20/2036	6,322	4,692
6.092% due 09/25/2047	11,387	8,849
6.500% due 01/25/2034	615	564
7.047% due 10/19/2032	8	8
7.500% due 06/25/2035	608	566
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	4,200	3,528
5.467% due 09/15/2039	37,000	32,608
5.579% due 04/25/2037	2,100	1,303
5.695% due 09/15/2040	19,365	16,448
5.863% due 01/25/2037	4,600	3,002
CS First Boston Mortgage Securities Corp.
3.076% due 03/25/2032	527	481
4.452% due 04/25/2034	51,679	46,586
5.357% due 06/25/2032	15	15
5.549% due 05/25/2032	26	26
5.791% due 06/25/2032	45	40
6.495% due 05/25/2032	166	171
6.500% due 04/25/2033	2,542	2,363
7.290% due 09/15/2041	232	233
7.500% due 12/25/2032	6	5

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	$3,500	$2,088
5.720% due 09/25/2036	4,000	2,617
6.172% due 06/25/2036	5,000	3,720
CW Capital Cobalt Ltd.
5.484% due 04/15/2047	4,100	3,418
Denver Arena Trust
6.940% due 11/15/2019	2,724	2,625
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.277% due 12/25/2036	19,653	19,134
3.287% due 03/25/2037	1,633	1,578
3.297% due 08/25/2037	16,954	16,070
3.357% due 02/25/2047	8,384	4,472
5.500% due 12/25/2035	4,100	2,724
5.588% due 10/25/2035	2,854	1,864
5.869% due 10/25/2036	3,800	2,468
5.886% due 10/25/2036	3,800	2,465
6.005% due 10/25/2036	7,035	6,882
6.300% due 07/25/2036	4,200	2,962
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	423	425
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 (o)	234	214
8.000% due 03/25/2022	20	20
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017	25	27
First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037	3,218	3,064
First Nationwide Trust
6.750% due 08/21/2031	2,149	2,144
First Republic Mortgage Loan Trust
2.788% due 08/15/2032	397	360
2.838% due 11/15/2031	17	16
3.687% due 06/25/2030	1,994	1,804
First Union National Bank Commercial Mortgage
6.141% due 02/12/2034	190	189
Fund America Investors Corp. II
5.784% due 06/25/2023	262	253
6.018% due 06/25/2023	8	8
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	21,820	21,332
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	522	525
8.950% due 08/20/2017	43	46
Government Lease Trust
4.000% due 05/18/2011	35,750	35,178
6.480% due 05/18/2011	8,440	8,619
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	35,020	29,682
GS Mortgage Securities Corp. II
5.993% due 08/10/2045	223,400	191,305
6.044% due 08/15/2018	9,182	9,182
6.624% due 05/03/2018	55,900	58,579
GSR Mortgage Loan Trust
3.557% due 01/25/2034	103	87
4.397% due 12/25/2034	87	70
4.513% due 06/25/2034	79	71
4.539% due 09/25/2035	104,014	89,035
4.625% due 09/25/2035	61,365	57,208
5.248% due 11/25/2035	205,082	176,504
5.346% due 11/25/2035	3,746	3,157
5.500% due 03/25/2035	150	143
6.000% due 03/25/2032	94	92
GSRPM Mortgage Loan Trust
3.907% due 01/25/2032	1,971	1,679
Harborview Mortgage Loan Trust
3.160% due 04/19/2038	30,231	18,636
3.210% due 07/19/2046	51,427	32,075
3.230% due 09/19/2046	13,117	7,976
3.270% due 03/19/2037	20,084	12,390
3.378% due 08/21/2036	10,329	6,356
3.380% due 01/19/2035	4,324	2,988
3.400% due 02/19/2034	14	13
3.528% due 06/20/2035	2,032	1,317
3.936% due 06/19/2034	6,800	6,641
5.903% due 08/19/2036	9,495	6,388
Homebanc Mortgage Trust
3.387% due 12/25/2036	4,938	3,384
5.804% due 04/25/2037	4,199	3,413
5.909% due 04/25/2037	4,100	2,233
Impac CMB Trust
3.472% due 07/25/2033	21	19
Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	303	286
3.297% due 11/25/2036	9,604	9,105
Indymac ARM Trust
4.947% due 08/25/2031	497	497
5.183% due 01/25/2032	859	703
5.371% due 01/25/2032	222	218
Indymac IMSC Mortgage Loan Trust
3.387% due 07/25/2047	19,887	10,780
Indymac INDA Mortgage Loan Trust
5.929% due 08/25/2036	4,100	2,652
Indymac INDB Mortgage Loan Trust
3.507% due 11/25/2035	1,813	1,010
Indymac Index Mortgage Loan Trust
3.307% due 01/25/2037	25	24
3.397% due 09/25/2046	37,402	22,762
3.407% due 06/25/2047	21,086	12,818
3.447% due 07/25/2035	6,042	3,951
3.507% due 06/25/2037	3,402	1,813
5.000% due 08/25/2035	4,168	1,956
5.099% due 09/25/2035	3,599	2,437
5.226% due 01/25/2036	17,853	12,561
5.275% due 06/25/2035	3,631	2,663
5.369% due 01/25/2036	2,185	1,708
5.425% due 09/25/2035	3,920	2,357
5.490% due 10/25/2035	1,934	1,313
5.690% due 04/25/2037	22,453	15,509
5.973% due 04/25/2037	48,786	33,279
5.975% due 06/25/2036	2,900	2,123
6.505% due 01/25/2035	414	291
Indymac Loan Trust
3.487% due 07/25/2009	8	7
JPMorgan Chase Commercial Mortgage Securities Corp.
4.575% due 07/15/2042	7,108	6,931
4.824% due 09/12/2037	16,300	15,599
4.851% due 08/15/2042	45	44
5.273% due 02/12/2051	34	33
5.336% due 05/15/2047	191,131	164,940
5.420% due 01/15/2049	67,459	56,222
5.440% due 06/12/2047	27,850	23,304
5.882% due 02/15/2051	25,500	21,801
5.937% due 02/12/2049	48,643	41,575
6.007% due 06/15/2049	30,000	25,746
JPMorgan Mortgage Trust
4.766% due 07/25/2035	154	131
4.794% due 02/25/2034	5,416	4,740
4.872% due 04/25/2035	2,309	2,028
5.003% due 07/25/2035	43,415	40,032
5.021% due 02/25/2035	19	17
5.035% due 02/25/2036	16,104	12,692
5.117% due 10/25/2035	3,723	2,740
5.375% due 08/25/2035	3,700	2,950
5.402% due 11/25/2035	3,406	2,977
5.500% due 10/25/2035	2,748	2,396
LB Mortgage Trust
8.429% due 01/20/2017	13,706	14,362
LB-UBS Commercial Mortgage Trust
3.323% due 03/15/2027	612	608
4.563% due 09/15/2026	14,000	13,607
5.424% due 02/15/2040	21,400	18,024
5.430% due 02/15/2040	51,501	43,326
5.866% due 09/15/2045	23,530	20,224
5.969% due 03/15/2026	37	37
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	744	675
Luminent Mortgage Trust
3.377% due 12/25/2036	26,598	16,249
3.387% due 12/25/2036	13,746	8,675
3.407% due 10/25/2046	9,959	6,186
MASTR Adjustable Rate Mortgages Trust
3.417% due 04/25/2046	17,609	11,135
3.447% due 05/25/2037	4,012	2,337
3.788% due 11/21/2034	11,700	9,505
5.197% due 05/25/2034	129	113
6.173% due 10/25/2032	3,284	3,195
MASTR Alternative Loans Trust
3.607% due 03/25/2036	16,890	9,281
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,270	2,085
MASTR Seasoned Securities Trust
6.202% due 09/25/2017	20,363	19,135
6.500% due 08/25/2032	44,160	40,902
Mellon Residential Funding Corp.
2.838% due 11/15/2031	18,554	16,818
2.928% due 12/15/2030	4,087	3,799
2.947% due 06/15/2030	642	606
3.158% due 10/20/2029	11,456	10,743
Merrill Lynch Alternative Note Asset
3.507% due 03/25/2037	5,200	1,832
5.648% due 06/25/2037	4,595	2,930
Merrill Lynch Countrywide Commercial Mortgage Trust
3.024% due 07/09/2009	8,000	7,297
5.378% due 08/12/2048	4,000	3,352
5.485% due 03/12/2051	31,760	26,718
5.700% due 09/12/2049	35	30
5.810% due 06/12/2050	29,150	24,974
6.156% due 08/12/2049	9,300	8,098
Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	22,346	15,991
Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	79	64
4.231% due 08/25/2034	5,611	4,980
4.870% due 06/25/2035	19,427	17,477
4.910% due 12/25/2032	107	102
Merrill Lynch Mortgage Trust
4.929% due 07/12/2034	2,135	2,131

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
MLCC Mortgage Investors, Inc.
2.868% due 03/15/2025	$204	$155
3.537% due 06/25/2028	3,661	3,253
4.352% due 10/25/2035	160,119	149,591
4.434% due 01/25/2029	11	11
4.952% due 04/25/2035	2,217	1,919
Morgan Stanley Capital I
2.548% due 10/15/2020	53,511	48,079
5.332% due 12/15/2043	19,220	16,715
5.447% due 02/12/2044	50	42
5.569% due 12/15/2044	26,000	21,759
5.692% due 04/15/2049	3,600	3,067
5.809% due 12/12/2049	60,785	51,938
6.077% due 06/11/2049	15,200	13,195
6.160% due 04/03/2014	1,097	1,095
6.170% due 10/03/2034	161	161
Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036	26,500	24,779
5.500% due 04/25/2017	38	38
Morgan Stanley Mortgage Loan Trust
5.417% due 06/25/2036	6,696	5,739
5.701% due 02/25/2047	3,400	2,146
6.450% due 06/25/2036	38,573	22,656
Nomura Asset Acceptance Corp.
5.654% due 02/25/2036	2,386	1,519
5.820% due 03/25/2047	3,300	2,535
6.138% due 03/25/2047	3,000	1,943
7.000% due 02/19/2030	2,780	2,737
Opteum Mortgage Acceptance Corp.
3.467% due 07/25/2035	4,060	3,400
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018	33	33
Paine Webber CMO Trust
1359.500% due 08/01/2019 (b)	0	3
Prime Mortgage Trust
3.607% due 02/25/2019	2,515	2,387
3.607% due 02/25/2034	13,990	12,792
Provident Funding Mortgage Loan Trust
3.914% due 10/25/2035	13,677	11,951
4.445% due 04/25/2034	15,045	13,099
Prudential-Bache CMO Trust
8.400% due 03/20/2021	331	337
RAAC Series 2005-SP1
5.000% due 09/25/2034	7,955	7,942
Regal Trust IV
4.418% due 09/29/2031	1,317	1,315
Resecuritization Mortgage Trust
3.679% due 04/26/2021	1	1
Residential Accredit Loans, Inc.
3.307% due 09/25/2046	14,139	12,067
3.387% due 06/25/2046	168,980	105,990
3.457% due 08/25/2037	14,383	7,858
5.247% due 08/25/2035	2,841	2,202
5.665% due 09/25/2035	3,022	2,354
5.714% due 02/25/2036	3,339	2,436
Residential Asset Mortgage Products, Inc.
3.377% due 07/25/2024	4	4
Residential Asset Securitization Trust
3.607% due 01/25/2046	35,511	22,092
Residential Funding Mortgage Securities I
6.500% due 03/25/2032	613	581
Salomon Brothers Mortgage Securities VII, Inc.
3.707% due 05/25/2032	152	143
6.186% due 12/25/2030	137	123
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018	218	218
Sears Mortgage Securities
12.000% due 02/25/2014	67	66
Securitized Asset Sales, Inc.
6.282% due 11/26/2023	141	141
Sequoia Mortgage Trust
3.380% due 10/19/2026	351	320
3.538% due 07/20/2033	221	183
4.256% due 04/20/2035	42,036	35,163
5.765% due 01/20/2047	9,618	8,276
Sovereign Commercial Mortgage Securities Trust
5.835% due 07/22/2030	1,200	1,112
Structured Adjustable Rate Mortgage Loan Trust
3.447% due 06/25/2035	2,354	1,915
4.065% due 01/25/2035	265	158
5.246% due 05/25/2036	4,100	1,858
5.288% due 08/25/2034	819	750
5.375% due 11/25/2035	2,134	1,536
5.429% due 09/25/2036	4,100	3,458
5.450% due 01/25/2036	13,076	8,214
5.644% due 06/25/2035	6,087	5,132
5.950% due 02/25/2036	3,644	2,385
6.000% due 03/25/2036	3,526	2,343
6.000% due 10/25/2037	3,140	2,074
Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	383	325
3.327% due 08/25/2036	17,705	10,397
3.337% due 03/25/2037	11	7
3.360% due 09/19/2032	11,596	10,603
3.377% due 03/25/2037	53	19
3.380% due 03/19/2034	19	17
3.397% due 06/25/2036	2,334	1,431
3.397% due 07/25/2046	59,461	36,719
3.427% due 05/25/2036	77	47
3.427% due 05/25/2046	19,965	12,301
3.517% due 12/25/2035	10,335	6,371
5.363% due 05/25/2022	1,860	1,683
5.659% due 04/30/2030	2	2
Structured Asset Securities Corp.
4.510% due 01/25/2034	1,723	1,648
5.034% due 10/25/2035	131	111
5.044% due 07/25/2032	1,061	989
5.233% due 01/25/2032	2,267	2,266
5.250% due 12/25/2034	9,438	9,291
5.371% due 03/25/2033	10,255	8,904
5.457% due 05/25/2032	76	74
5.957% due 02/25/2032	2,178	1,973
Structured Mortgage Asset Residential Trust
7.250% due 07/25/2024	39	38
TBW Mortgage-Backed Pass-Through Certificates
3.317% due 01/25/2037	70	66
5.630% due 01/25/2037	1,600	1,033
5.970% due 09/25/2036	5,000	3,641
6.014% due 07/25/2037	3,300	2,381
6.080% due 09/25/2036	2,758	2,684
6.500% due 07/25/2036	13,983	8,771
Thornburg Mortgage Securities Trust
3.312% due 05/25/2046	17,187	16,453
3.327% due 09/25/2046	5,016	4,702
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	4,000	3,829
6.800% due 01/25/2028	1,384	1,396
Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	2,264	2,069
5.342% due 12/15/2043	194,050	160,437
5.509% due 04/15/2047	58,608	48,905
5.678% due 05/15/2046	60	51
5.891% due 05/15/2043	50	48
Wachovia Mortgage Loan Trust LLC
5.447% due 10/20/2035	2,205	1,869
WaMu Mortgage Pass-Through Certificates
2.870% due 11/25/2034	74	51
3.467% due 11/25/2045	5,920	3,755
3.497% due 08/25/2045	93	92
3.497% due 10/25/2045	42,211	26,766
3.517% due 01/25/2045	22	15
3.555% due 02/25/2047	62,108	32,709
3.555% due 03/25/2047	53,376	28,129
3.587% due 11/25/2045	5,946	5,579
3.595% due 01/25/2047	25,490	13,868
3.615% due 04/25/2047	38,096	22,042
3.675% due 12/25/2046	23,466	12,434
3.747% due 12/25/2027	1,686	1,452
3.835% due 06/25/2046	47,245	28,666
3.847% due 12/25/2027	27,035	23,757
3.855% due 02/25/2046	151	91
3.948% due 02/27/2034	477	450
4.055% due 11/25/2042	278	248
4.198% due 05/25/2046	3,461	2,881
4.198% due 10/25/2046	34,072	22,174
4.255% due 06/25/2042	1,442	1,312
4.255% due 08/25/2042	260	233
4.355% due 11/25/2046	2,417	1,627
4.559% due 06/25/2033	13,368	13,057
5.342% due 01/25/2037	17,855	14,185
5.468% due 02/25/2037	66,472	55,905
5.542% due 04/25/2037	12,754	9,499
5.609% due 12/25/2036	11,425	8,179
5.613% due 12/25/2036	37,672	29,577
5.668% due 05/25/2037	27,899	25,259
5.711% due 02/25/2037	34,166	25,229
5.868% due 02/25/2037	44,920	37,925
5.931% due 09/25/2036	19,665	15,307
Washington Mutual Alternative Mortgage Pass-Through Certificates
3.825% due 05/25/2046	12,865	7,489
6.268% due 07/25/2036	2,400	1,514
Washington Mutual MSC Mortgage Pass-Through Certificates
4.812% due 06/25/2033	11,008	10,956
5.056% due 02/25/2031	64	63
5.664% due 05/25/2033	350	291
6.044% due 02/25/2033	79	77
6.500% due 06/25/2032	34	32
Wells Fargo Mortgage-Backed Securities Trust
3.621% due 09/25/2034	33,137	29,293
3.707% due 07/25/2037	9,903	8,643
4.109% due 12/25/2034	498	461
4.305% due 05/25/2035	15,967	14,914
4.336% due 07/25/2035	49,635	42,153
4.950% due 01/25/2035	18	16
4.950% due 03/25/2036	226,731	200,608
5.112% due 03/25/2036	6,570	5,771

Total Mortgage-Backed Securities (Cost $6,341,038)		5,770,163

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
ASSET-BACKED SECURITIES 2.8%

Accredited Mortgage Loan Trust
3.247% due 09/25/2036	$246	$243
3.257% due 02/25/2037	7,199	6,875
ACE Securities Corp.
3.257% due 07/25/2036	4,520	4,476
American Express Credit Account Master Trust
3.438% due 08/15/2012	392,000	389,030
AmeriCredit Automobile Receivables Trust
3.430% due 07/06/2011	53	52
Ameriquest Mortgage Securities, Inc.
3.637% due 10/25/2033	73	62
Amortizing Residential Collateral Trust
3.477% due 06/25/2032	306	228
3.497% due 07/25/2032	3	2
Argent Securities, Inc.
3.257% due 09/25/2036	534	529
3.257% due 10/25/2036	5,623	5,500
3.407% due 10/25/2035	2,330	2,205
Asset-Backed Funding Certificates
3.267% due 10/25/2036	2,059	2,015
3.267% due 11/25/2036	317	305
Asset-Backed Securities Corp. Home Equity
3.267% due 07/25/2036	448	447
3.287% due 05/25/2037	9,972	9,781
3.367% due 05/25/2035	16	15
3.367% due 06/25/2035	2,385	2,350
3.482% due 09/25/2034	84	74
BA Credit Card Trust
2.518% due 11/15/2013	19,860	18,999
2.688% due 01/15/2013	21,400	20,862
3.068% due 04/15/2013	163,210	159,742
Bay View Auto Trust
5.010% due 06/25/2014	45	45
Bear Stearns Asset-Backed Securities Trust
3.247% due 01/25/2037	6,990	6,779
3.267% due 05/25/2036	578	563
3.277% due 12/25/2036	10,756	9,932
3.357% due 11/25/2036	27,059	24,630
3.397% due 01/25/2047	516	489
3.607% due 10/27/2032	3,029	2,480
3.847% due 12/25/2034	10	9
3.867% due 10/25/2032	7,456	6,557
5.675% due 06/25/2043	2,571	2,121
Bravo Mortgage Asset Trust
3.337% due 07/25/2036	682	670
Brazos Student Finance Corp.
2.700% due 06/01/2023	2,433	2,399
Capital Auto Receivables Asset Trust
3.408% due 03/15/2011	43,200	43,047
3.938% due 10/15/2012	41,600	40,608
Carrington Mortgage Loan Trust
3.257% due 08/25/2036	1,312	1,304
3.257% due 10/25/2036	1,166	1,152
3.257% due 01/25/2037	106	101
Cendant Mortgage Corp.
5.988% due 07/25/2043	1,724	1,630
Chase Funding Mortgage Loan Asset-Backed Certificates
3.847% due 08/25/2032	1,558	1,527
3.947% due 10/25/2032	99	90
Chase Issuance Trust
2.738% due 09/15/2011	45,800	45,266
3.238% due 08/17/2015	1,000	948
3.388% due 05/16/2011	26,500	26,470
CIT Group Home Equity Loan Trust
3.477% due 06/25/2033	7	6
Citigroup Mortgage Loan Trust, Inc.
3.247% due 09/25/2036	1,229	1,211
3.257% due 11/25/2036	1,446	1,434
3.267% due 01/25/2037	758	745
3.267% due 05/25/2037	2,974	2,727
3.277% due 12/25/2036	610	588
3.277% due 05/25/2037 (o)	23,814	21,633
5.764% due 01/25/2037	2,600	1,706
Community Program Loan Trust
4.500% due 10/01/2018	6,646	6,629
4.500% due 04/01/2029	26,000	23,135
Conseco Finance
3.269% due 05/15/2032	145	125
Conseco Financial Corp.
6.240% due 12/01/2028	34	33
6.480% due 12/01/2030	9	9
6.870% due 04/01/2030	803	755
Countrywide Asset-Backed Certificates
3.237% due 01/25/2046	10,209	10,122
3.257% due 02/25/2037	52,524	49,773
3.257% due 03/25/2037	14,246	13,742
3.257% due 05/25/2037	497	483
3.257% due 06/25/2037	742	721
3.257% due 07/25/2037	118	112
3.257% due 12/25/2046	297	293
3.257% due 05/25/2047	558	537
3.287% due 06/25/2037	11,051	10,588
3.287% due 10/25/2037	1,479	1,411
3.367% due 02/25/2036	4,935	4,362
3.687% due 12/25/2031	3	2
Credit-Based Asset Servicing & Securitization LLC
3.247% due 05/25/2036	193	192
3.277% due 01/25/2037	115	107
4.307% due 04/25/2032	551	483
CS First Boston Mortgage Securities Corp.
3.457% due 01/25/2043	22	19
3.577% due 08/25/2032	1,556	1,429
3.827% due 01/25/2032	387	317
3.907% due 07/25/2032	52	40
Daimler Chrysler Auto Trust
5.000% due 02/08/2012	50	49
Delta Funding Home Equity Loan Trust
3.308% due 09/15/2029	210	156
Discover Card Master Trust I
2.862% due 10/16/2013	400	385
Equity One Asset-Backed Securities, Inc.
3.767% due 11/25/2032	155	130
Equivantage Home Equity Loan Trust
7.300% due 10/25/2025	2	2
First Alliance Mortgage Loan Trust
3.948% due 03/20/2031	1,098	705
First Franklin Mortgage Loan Asset-Backed Certificates
3.237% due 07/25/2036	723	719
3.257% due 10/25/2036	13,731	13,275
3.257% due 11/25/2036	4,985	4,691
3.257% due 03/25/2037	7,832	7,399
3.277% due 12/25/2036	8,445	7,856
3.277% due 12/25/2037	1,985	1,917
3.577% due 12/25/2034	592	514
FMAC Loan Receivables Trust
6.500% due 09/15/2020	22	16
7.900% due 04/15/2019	20	15
Ford Credit Auto Owner Trust
3.388% due 01/15/2011	77,600	76,792
3.908% due 06/15/2012	47,400	46,199
4.950% due 03/15/2013	25	24
Franklin Auto Trust
4.188% due 10/20/2011	92,700	91,977
4.768% due 06/20/2012	28,900	28,728
Fremont Home Loan Trust
3.257% due 10/25/2036	7,199	6,883
Greenpoint Manufactured Housing
7.270% due 06/15/2029	110	72
GSAA Trust
3.507% due 03/25/2037	5,200	2,096
3.507% due 05/25/2047	1,000	385
GSAMP Trust
3.247% due 08/25/2036	98	98
3.277% due 01/25/2036	735	708
3.297% due 11/25/2035	986	482
3.497% due 03/25/2034	458	451
4.057% due 02/25/2047	174,637	147,665
GSR Mortgage Loan Trust
3.307% due 11/25/2030	5	5
HFC Home Equity Loan Asset-Backed Certificates
3.258% due 03/20/2036	414	403
3.338% due 03/20/2036	11,259	9,169
3.478% due 01/20/2034	15,471	13,405
3.538% due 09/20/2033	35	32
Home Equity Asset Trust
3.267% due 05/25/2037	19,567	18,017
3.807% due 11/25/2032	154	112
HSBC Asset Loan Obligation
3.267% due 12/25/2036	1,578	1,452
HSI Asset Securitization Corp. Trust
3.257% due 12/25/2036	50,923	47,314
IMC Home Equity Loan Trust
5.973% due 07/25/2026	71	69
7.310% due 11/20/2028	38	38
7.500% due 04/25/2026	37	37
7.520% due 08/20/2028	30	24
Indymac Residential Asset-Backed Trust
3.267% due 04/25/2037	87	85
JPMorgan Mortgage Acquisition Corp.
2.519% due 07/25/2036	5,842	5,685
2.551% due 08/25/2036	10,119	9,633
3.247% due 08/25/2036	3,076	3,033
3.257% due 08/25/2036	97	96
3.257% due 10/25/2036	2,217	2,100
3.267% due 05/25/2037	16,246	15,189
3.297% due 10/25/2036	492	469
Lehman ABS Mortgage Loan Trust
3.297% due 06/25/2037	15,215	14,508
Lehman XS Trust
3.277% due 05/25/2046	94	91
3.287% due 04/25/2046	3,229	3,202
3.287% due 06/25/2046	6,839	6,659
3.287% due 08/25/2046	3,052	3,005
3.297% due 05/25/2046	7,229	7,098

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
Long Beach Mortgage Loan Trust
3.247% due 07/25/2036		$2,720	$2,691
3.247% due 11/25/2036		1,157	1,120
3.347% due 02/25/2036		5,043	5,000
3.487% due 10/25/2034		4,796	3,694
MASTR Asset-Backed Securities Trust
3.257% due 01/25/2037		261	207
MBNA Credit Card Master Note Trust
2.478% due 09/15/2011		146,800	146,009
Merrill Lynch First Franklin Mortgage Loan Trust
3.267% due 06/25/2037		7,863	7,597
Merrill Lynch Mortgage Investors, Inc.
3.237% due 05/25/2037		909	895
3.277% due 08/25/2036		464	452
3.277% due 07/25/2037		15,670	15,291
3.327% due 02/25/2037		6,812	6,373
Mesa Trust Asset-Backed Certificates
3.607% due 12/25/2031		1,947	1,626
Mid-State Trust
6.340% due 10/15/2036		21,226	17,478
7.340% due 07/01/2035		910	856
7.791% due 03/15/2038		3,558	3,180
8.330% due 04/01/2030		18,005	15,230
Morgan Stanley ABS Capital I
3.257% due 07/25/2036		242	226
3.307% due 09/25/2036		200	181
4.007% due 07/25/2037		28,958	27,040
Morgan Stanley Home Equity Loan Trust
3.257% due 12/25/2036		19,293	18,174
Morgan Stanley IXIS Real Estate Capital Trust
3.257% due 11/25/2036		345	333
3.317% due 11/25/2036		200	176
Morgan Stanley Mortgage Loan Trust
3.437% due 02/25/2037		1,700	676
3.567% due 04/25/2037		7,800	3,940
5.726% due 10/25/2036		2,800	2,236
5.750% due 11/25/2036		3,400	2,875
5.750% due 04/25/2037		3,160	2,619
6.000% due 07/25/2047		3,309	2,198
MPC Natural Gas Funding Trust
6.200% due 03/15/2013		3,565	3,652
Nationstar Home Equity Loan Trust
3.267% due 03/25/2037		12,241	11,862
Nelnet Student Loan Trust
2.890% due 07/25/2016		217	217
3.204% due 12/24/2018		177	176
New Century Home Equity Loan Trust
3.477% due 09/25/2035		31,846	30,180
Nissan Auto Receivables Owner Trust
4.280% due 06/16/2014		50	47
Nomura Asset Acceptance Corp.
3.347% due 01/25/2036		2,200	1,895
Option One Mortgage Loan Trust
3.247% due 02/25/2037		1,772	1,748
Ownit Mortgage Loan Asset-Backed Certificates
3.267% due 03/25/2037		2,433	2,411
Popular ABS Mortgage Pass-Through Trust
3.297% due 06/25/2047		33,542	31,816
PP&L Transition Bond Co. LLC
7.150% due 06/25/2009		112	113
Quest Trust
3.637% due 12/25/2033		62	35
RAAC Series 2007-SP2
3.607% due 06/25/2047		1,700	1,065
Renaissance Home Equity Loan Trust
3.567% due 11/25/2034		177	151
3.907% due 08/25/2032		104	87
5.565% due 02/25/2036		27	26
Residential Asset Mortgage Products, Inc.
3.277% due 05/25/2036		910	901
Residential Asset Securities Corp.
3.277% due 11/25/2036		307	301
3.287% due 10/25/2036		10,110	9,980
Residential Funding Mortgage Securities II, Inc.
3.307% due 12/25/2035		5,420	5,068
Residential Mortgage Loan Trust
4.000% due 09/25/2029		15	14
SACO I, Inc.
3.267% due 05/25/2036		6,163	5,485
3.427% due 06/25/2035		623	548
3.457% due 12/25/2035		264	148
Salomon Brothers Mortgage Securities VII, Inc.
3.507% due 03/25/2032		497	474
3.767% due 09/25/2028		1,565	1,417
Saxon Asset Securities Trust
3.727% due 08/25/2032		677	666
3.747% due 01/25/2032		1	1
Sears Credit Account Master Trust
2.708% due 04/16/2013		1,100	1,090
Securitized Asset-Backed Receivables LLC Trust
3.267% due 03/25/2036		782	778
3.267% due 12/25/2036		874	809
SLM Student Loan Trust
2.780% due 04/25/2014		29,907	29,646
2.790% due 10/25/2016		1,179	1,175
2.790% due 07/25/2017		3,329	3,317
2.790% due 10/25/2018		1,672	1,651
2.910% due 04/25/2017		1,689	1,663
3.100% due 01/26/2015		66,359	66,081
3.480% due 07/25/2013		2,173	2,171
3.514% due 10/25/2017		50,000	48,795
3.714% due 01/25/2019		40,000	39,525
4.019% due 12/15/2033		30,800	29,602
4.173% due 04/25/2023		1,235,079	1,239,711
Soundview Home Equity Loan Trust
3.257% due 10/25/2036		318	316
3.327% due 03/25/2036		893	886
Specialty Underwriting & Residential Finance
3.237% due 06/25/2037		32	32
3.252% due 11/25/2037		299	287
Structured Asset Investment Loan Trust
3.907% due 04/25/2033		2,194	1,887
Structured Asset Securities Corp.
3.267% due 04/25/2036		275	274
3.287% due 01/25/2037		20,658	19,386
3.497% due 01/25/2033		6,683	5,528
4.900% due 04/25/2035		29,861	19,785
Truman Capital Mortgage Loan Trust
3.547% due 01/25/2034		55	54
UPFC Auto Receivables Trust
5.490% due 05/15/2012		27	26
Washington Mutual Asset-Backed Certificates
3.257% due 01/25/2037		17,845	16,761
Wells Fargo Home Equity Trust
3.257% due 01/25/2037		1,155	1,126
3.447% due 10/25/2035		59	58
3.447% due 11/25/2035		18,403	18,012
3.457% due 12/25/2035		71,348	68,327
WMC Mortgage Loan Pass-Through Certificates
3.168% due 05/15/2030		2,780	2,761
3.388% due 10/15/2029		996	985

Total Asset-Backed Securities (Cost $3,691,378)			3,620,759

SOVEREIGN ISSUES 0.2%

Banque Centrale de Tunisie
7.375% due 04/25/2012		4,220	4,415
China Development Bank
5.000% due 10/15/2015		29,300	27,638
Export-Import Bank of Korea
3.011% due 10/04/2011		88,600	88,884
Hydro Quebec
3.528% due 09/29/2049		5,600	5,029
Italy Government International Bond
3.250% due 05/15/2009		160	161
Korea Development Bank
2.919% due 10/31/2008		100	100
4.750% due 07/20/2009		76,300	76,326
Korea Expressway Corp.
5.125% due 05/20/2015		100	92
Province of Ontario Canada
5.500% due 10/01/2008		150	150
Russia Government International Bond
8.250% due 03/31/2010		611	633
South Africa Government International Bond
5.875% due 05/30/2022		100	85
6.500% due 06/02/2014		27,000	26,528

Total Sovereign Issues (Cost $231,731)			230,041

FOREIGN CURRENCY-DENOMINATED ISSUES 3.2%

Alliance & Leicester PLC
0.919% due 05/15/2009	JPY	4,000,000	36,711
American International Group, Inc.
4.875% due 03/15/2067	EUR	30,000	7,391
8.625% due 05/22/2038	GBP	100,000	149,792
Atlas Reinsurance PLC
8.947% due 01/10/2010	EUR	3,000	4,247
Banque Centrale de Tunisie
7.500% due 08/06/2009		2,300	3,267
Bauhaus Securities Ltd.
5.282% due 10/30/2052		50	68
BBVA International Preferred S.A. Unipersonal
4.952% due 09/29/2049		18,000	18,039
Bear Stearns Cos. LLC
1.540% due 11/30/2011	JPY	2,000,000	18,090
2.854% due 01/30/2009	CHF	5,000	4,444
5.208% due 10/20/2009	EUR	6,050	8,418
5.262% due 07/27/2012		24,000	31,483
5.316% due 09/26/2013		36,000	47,232
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	5,171,536	2,414,359
10.000% due 01/01/2013		190,000	85,856
10.000% due 01/01/2017		1,518,624	636,367
Brazilian Government International Bond
10.250% due 01/10/2028		111,300	51,676
BTM Curacao Holdings NV
1.586% due 11/29/2049	JPY	1,000,000	9,379
Citigroup, Inc.
4.250% due 02/25/2030	EUR	60,000	44,103

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
Countrywide Financial Corp.
5.363% due 11/23/2010	EUR	17,000	$22,051
Countrywide Home Loans, Inc.
5.414% due 11/24/2008		33,400	46,781
Danske Bank A/S
4.878% due 02/28/2049		8,000	8,197
5.684% due 12/29/2049	GBP	16,400	21,011
Gaz Capital S.A.
5.875% due 06/01/2015	EUR	20,000	21,328
General Electric Capital Corp.
4.625% due 09/15/2066		10,000	8,491
5.500% due 09/15/2067		151,800	128,233
General Motors Corp.
8.375% due 07/05/2033		25,000	13,550
HBOS PLC
4.875% due 03/29/2049		14,090	13,412
John Hancock Global Funding II
2.050% due 06/08/2010	JPY	1,250,000	11,919
KBC Bank Funding Trust IV
8.220% due 11/29/2049	EUR	5,000	7,096
KeyBank N.A.
5.118% due 11/05/2009		2,500	3,359
Keycorp
5.164% due 11/22/2010		14,695	19,161
Lloyds TSB Capital
7.375% due 12/29/2049		26,000	31,559
Mizuho Finance Cayman Ltd.
1.879% due 01/01/2049	JPY	1,000,000	9,462
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	81,500	74,060
Nordic Telephone Co. Holdings ApS
6.386% due 11/30/2013	EUR	11,308	14,746
6.636% due 11/30/2014		13,540	17,770
Norinchukin Finance Ltd.
5.625% due 09/28/2016	GBP	25,000	40,238
Pacific Life Global Funding
2.750% due 05/15/2012	CHF	27,790	24,534
Principal Financial Global Funding LLC
6.010% due 03/20/2010	GBP	9,300	16,529
Pylon Ltd.
6.469% due 12/18/2008	EUR	250	350
Silver Arrow S.A.
4.585% due 08/15/2014		40,794	57,098
SLM Corp.
5.158% due 12/15/2010		7,000	6,938
Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	1,000,000	9,267
1.700% due 12/31/2049		1,100,000	10,392
Suntrust Bank
5.101% due 12/20/2011	EUR	10,000	13,014
6.130% due 06/22/2012	GBP	5,000	8,072

Total Foreign Currency-Denominated Issues (Cost $4,825,309)			4,229,540

SHORT-TERM INSTRUMENTS 6.7%

CERTIFICATES OF DEPOSIT 0.7%

Bank of Ireland
2.831% due 01/15/2010		34,200	33,876
Calyon Financial, Inc.
3.804% due 06/29/2010		43,140	42,779
Capital One Bank USA N.A.
2.936% due 02/23/2009		100,000	98,455
Nordea Bank Finland PLC
2.474% due 04/09/2009		432,700	432,494
Skandinaviska Enskilda Banken AB
2.794% due 02/13/2009		237,460	237,112

			844,716

COMMERCIAL PAPER 1.0%

Abbey National N.A. LLC
2.790% due 11/12/2008		35,700	35,584
ANZ National International Ltd.
4.488% due 10/02/2008		60,000	59,993
Bank of America Corp.
2.625% due 10/16/2008		111,000	110,881
2.700% due 11/03/2008		25,000	24,938
2.720% due 10/06/2008		57,800	57,778
2.770% due 11/10/2008		25,200	25,122
Bank of Scotland PLC
2.765% due 10/09/2008		18,900	18,888
2.850% due 12/03/2008		25,000	24,830
Barclays U.S. Funding LLC
2.830% due 10/02/2008		37,600	37,597
BNP Paribas
2.691% due 10/02/2008		3,600	3,600
2.701% due 10/08/2008		8,600	8,596
2.790% due 11/10/2008		25,000	24,923
3.000% due 10/01/2008		23,400	23,400
Caisse Nationale des Caisses d’Epargne et de Prevoyance
2.730% due 10/03/2008		6,300	6,299
CBA de Finance, Inc.
2.570% due 10/08/2008		10,000	9,995
2.730% due 10/07/2008		65,800	65,770
2.730% due 10/08/2008		1,000	999
Citibank N.A.
3.570% due 10/23/2008		29,200	29,136
DnB NOR Bank ASA
2.700% due 11/10/2008		3,000	2,991
Federal Home Loan Bank
2.270% due 10/01/2008		2,000	2,000
Freddie Mac
2.500% due 11/24/2008		246,700	245,775
HSBC Americas, Inc.
2.740% due 11/03/2008		2,300	2,294
Intesa Funding LLC
2.770% due 10/01/2008		54,500	54,500
JPMorgan Chase & Co.
2.444% due 10/01/2008		28,600	28,600
Royal Bank of Scotland Group PLC
2.780% due 10/06/2008		13,000	12,995
2.870% due 11/10/2008		42,000	41,866
San Paolo U.S. Financial Co.
2.550% due 10/09/2008		1,300	1,299
2.770% due 10/09/2008		1,900	1,899
2.920% due 10/20/2008		23,200	23,164
Santander U.S. Debt S.A. Unipersonal
2.740% due 10/07/2008		8,700	8,696
Unicredito Italiano SpA
2.940% due 10/07/2008		44,700	44,678
2.960% due 10/09/2008		7,400	7,395
3.025% due 12/09/2008		200,000	198,496

			1,244,977

Repurchase Agreements 4.0%

Barclays Capital, Inc.
2.250% due 10/01/2008 (Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.733% - 2.980% due 01/19/2010 - 02/10/2010 valued at $2,326,916. Repurchase proceeds are $2,282,143.)		2,282,000	2,282,000
JPMorgan Chase Bank N.A.
0.000% due 10/01/2008 (Dated 09/30/2008. Collateralized by Freddie Mac 4.750% - 4.770% due 02/27/2018 - 03/12/2018 valued at $84,895. Repurchase proceeds are $84,600.)		84,600	84,600
0.050% due 10/01/2008 (Dated 09/30/2008. Collateralized by U.S. Treasury Notes 2.375% due 08/31/2010 valued at $1,910,373. Repurchase proceeds are $1,918,048.)		1,918,046	1,918,046
Merrill Lynch & Co., Inc.
0.050% due 10/01/2008 (Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $100,423. Repurchase proceeds are $99,200.)		99,200	99,200
0.250% due 10/01/2008 (Dated 09/30/2008. Collateralized by Freddie Mac 0.000% due 12/15/2008 - 12/31/2008 valued at $233,279. Repurchase proceeds are $228,502.)		228,500	228,500
Morgan Stanley
3.220% due 10/14/2008 (Dated 09/30/2008. Collateralized by Fannie Mae 5.500% due 11/01/2035 valued at $143,593. Repurchase proceeds are $139,923.)		139,910	139,910
3.450% due 10/14/2008 (Dated 09/30/2008. Collateralized by Fannie Mae 5.500% due 03/01/2037 valued at $285,844. Repurchase proceeds are $280,591.) State Street Bank and Trust Co.		280,564	280,564
1.000% due 10/01/2008 (Dated 09/30/2008. Collateralized by Fannie Mae 4.250% due 04/24/2013 valued at $7,892; Federal Home Loan Bank 0.000% due 10/10/2008 - 10/14/2008 valued at $150,000; and Freddie Mac 0.000% due 10/14/2008 valued at $46,110. Repurchase proceeds are $200,006.)		200,000	200,000

			5,232,820

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills 1.0%
1.052% due 10/16/2008 - 12/26/2008 (d)(g)(h)	$1,370,089	$1,360,707

Total Short-Term Instruments (Cost $8,693,014)		8,683,220

Purchased Options (m) 0.3% (Cost $632,264)		411,984
Total Investments 126.6% (Cost $171,102,422)		$164,640,243
Written Options (n) (0.4%) (Premiums $648,149)		(540,203)
Other Assets and Liabilities (Net) (26.2%)		(34,080,856)

Net Assets 100.0%		$130,019,184

See accompanying notes

Notes to Schedule of Investments

(amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Principal only security.
(d)	Coupon represents a weighted average rate.
(e)	Security becomes interest bearing at a future date.
(f)	Principal amount of security is adjusted for inflation.
(g)	Securities with an aggregate market value of $1,101,747 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(h)	Securities with an aggregate market value of $42,676 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(i)	Securities with an aggregate market value of $269,677 and cash of $403,000 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(j)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $7,000,734 at a weighted average interest rate of 2.525%. On September 30, 2008, securities valued at $15,855,218 were pledged as collateral for reverse repurchase agreements.
(k)	Securities with an aggregate market value of $241,404 and cash of $707,142 have been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	12,362	$9,977
90-Day Euribor June Futures	Long	06/2009	4,202	16,470
90-Day Euribor March Futures	Long	03/2009	11,715	36,812
90-Day Eurodollar December Futures	Long	12/2008	250,949	401,755
90-Day Eurodollar December Futures	Long	12/2009	43,109	11,286
90-Day Eurodollar June Futures	Long	06/2009	102,401	66,299
90-Day Eurodollar June Futures	Long	06/2010	1,599	834
90-Day Eurodollar March Futures	Long	03/2009	113,083	146,201
90-Day Eurodollar March Futures	Long	03/2010	33,400	13,025
90-Day Eurodollar September Futures	Long	09/2009	59,603	34,637
90-Day Eurodollar September Futures	Long	09/2010	1,386	528
U.S. Treasury 10-Year Note December Futures	Long	12/2008	797	(2,212)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	24,329	(20,874)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2,016	(63)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	5,750	1,991
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	32,825	79,407
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	53,994	113,175

				$909,248

(l)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX Financing Co. 5.750% due 10/15/2016	(0.530)%	12/20/2016	BEAR	1.735%	$10,000	$761	$0	$761
Aetna, Inc. 6.500% due 09/15/2018	(0.983)%	09/20/2018	DUB	0.707%	12,000	(268)	0	(268)
Alcoa, Inc. 6.000% due 07/15/2013	(1.160)%	09/20/2013	BCLY	1.498%	15,000	213	0	213
Alcoa, Inc. 6.000% due 07/15/2013	(1.450)%	09/20/2013	DUB	1.498%	25,000	39	0	39

Alcoa, Inc. 6.750% due 07/15/2018	(1.290)%	09/20/2018	BOA	1.699%	20,000	579	0	579
Alcoa, Inc. 6.750% due 07/15/2018	(1.300)%	09/20/2018	CITI	1.699%	10,000	283	0	283
AmerisourceBergen Corp. 5.625% due 09/15/2012	(0.600)%	09/20/2012	MSC	0.642%	10,000	14	0	14
Anadarko Finance Co. 6.750% due 05/01/2011	(0.900)%	06/20/2011	BOA	0.855%	10,600	(17)	0	(17)
AutoZone, Inc. 5.500% due 11/15/2015	(0.810)%	12/20/2015	RBS	1.004%	10,000	115	0	115
AutoZone, Inc. 6.500% due 01/15/2014	(1.070)%	03/20/2014	BOA	0.963%	20,000	(108)	0	(108)
AutoZone, Inc. 6.500% due 01/15/2014	(1.030)%	03/20/2014	CITI	0.963%	10,000	(35)	0	(35)
AutoZone, Inc. 7.125% due 08/01/2018	(1.100)%	09/20/2018	BOA	1.085%	15,000	(22)	0	(22)
Avon Products, Inc. 5.125% due 01/15/2011	(0.160)%	03/20/2011	CSFB	0.278%	10,000	28	0	28
Bank of America Corp. 3-Month USD-LIBOR plus 0.260% due 10/14/2016	(0.170)%	12/20/2016	MLP	1.600%	5,000	458	0	458
Bank of America Corp. 3-Month USD-LIBOR plus 0.260% due 10/14/2016	(0.170)%	12/20/2016	UBS	1.600%	35,000	3,207	0	3,207
Bank of America Corp. 5.650% due 05/01/2018	(1.150)%	06/20/2018	DUB	1.600%	22,000	707	0	707
Bank of America Corp. 5.750% due 12/01/2017	(1.250)%	12/20/2017	CITI	1.600%	10,000	229	0	229
Bank of America Corp. 5.750% due 12/01/2017	(1.020)%	12/20/2017	DUB	1.600%	12,000	481	0	481
BellSouth Corp. 4.200% due 09/15/2009	(0.140)%	09/20/2009	BEAR	0.120%	5,000	(1)	0	(1)
BellSouth Corp. 5.200% due 09/15/2014	(0.385)%	09/20/2014	BCLY	0.417%	35,000	55	0	55
BHP Billiton Finance Ltd. 5.125% due 03/29/2012	(0.135)%	03/20/2012	BOA	1.262%	10,000	357	0	357
Boston Scientific Corp. 6.000% due 06/15/2011	(0.500)%	06/20/2011	UBS	1.699%	10,000	302	0	302
Brunswick Corp. 9.750% due 08/15/2013	(4.100)%	09/20/2013	BOA	3.893%	18,000	(165)	0	(165)
Canadian Natural Resources Ltd. 5.450% due 10/01/2012	(0.380)%	12/20/2012	BOA	1.473%	10,000	413	0	413
Capital One Financial Corp. 5.700% due 09/15/2011	(0.350)%	09/20/2011	UBS	5.138%	7,000	834	0	834
Cardinal Health, Inc. 5.800% due 10/15/2016	(0.420)%	12/20/2016	BCLY	0.709%	13,000	253	0	253
CBS Corp. 5.625% due 08/15/2012	(0.590)%	09/20/2012	BEAR	1.459%	15,000	466	0	466
CitiFinancial, Inc. 6.625% due 06/01/2015	(0.145)%	06/20/2015	BCLY	2.760%	11,000	1,475	0	1,475
Citigroup, Inc. 6.125% due 11/21/2017	(0.800)%	12/20/2017	DUB	2.669%	30,000	3,574	0	3,574
Citigroup, Inc. 6.500% due 01/18/2011	(0.820)%	12/20/2017	HSBC	2.669%	3,000	354	0	354
Citigroup, Inc. 6.500% due 01/18/2011	(0.770)%	12/20/2017	JPM	2.669%	10,000	1,211	0	1,211
Citigroup, Inc. 6.500% due 01/18/2011	(0.830)%	12/20/2017	JPM	2.669%	10,000	1,172	0	1,172
Citigroup, Inc. 6.500% due 08/19/2013	(1.577)%	09/20/2013	JPM	2.848%	50,000	2,565	0	2,565
CNA Financial Corp. 5.850% due 12/15/2014	(0.690)%	12/20/2014	BOA	1.498%	10,600	449	0	449
CNA Financial Corp. 5.850% due 12/15/2014	(0.470)%	12/20/2014	CITI	1.498%	10,200	551	0	551
CNA Financial Corp. 6.000% due 08/15/2011	(0.295)%	09/20/2011	BCLY	1.096%	15,000	334	0	334
CNA Financial Corp. 6.000% due 08/15/2011	(0.440)%	09/20/2011	BEAR	1.096%	10,300	187	0	187
Comcast Corp. 5.300% due 01/15/2014	(0.390)%	03/20/2014	BCLY	1.254%	15,000	615	864	(249)
Comcast Corp. 5.300% due 01/15/2014	(0.360)%	03/20/2014	MSC	1.254%	11,500	488	0	488
Comcast Corp. 5.900% due 03/15/2016	(0.535)%	03/20/2016	BEAR	1.283%	15,000	682	0	682
Commercial Metals Co. 7.350% due 08/15/2018	(1.430)%	09/20/2018	BOA	2.153%	3,000	151	0	151
Commercial Metals Co. 7.350% due 08/15/2018	(1.430)%	09/20/2018	JPM	2.153%	10,000	503	0	503
Countrywide Financial Corp. 5.800% due 06/07/2012	(2.670)%	06/20/2012	JPM	3.568%	30,000	810	0	810
CRH America, Inc. 8.125% due 07/15/2018	(2.590)%	09/20/2018	CITI	2.650%	10,000	32	0	32
CSX Corp. 6.750% due 03/15/2011	(0.165)%	03/20/2011	BEAR	1.173%	10,600	250	0	250
CVS Caremark Corp. 5.750% due 08/15/2011	(0.250)%	09/20/2011	CSFB	0.409%	10,200	45	0	45
CVS Caremark Corp. 5.750% due 08/15/2011	(0.240)%	09/20/2011	RBS	0.409%	6,200	29	0	29
CVS Caremark Corp. 6.125% due 08/15/2016	(0.550)%	09/20/2016	BOA	0.623%	6,745	32	0	32
Daimler Finance N.A. LLC 4.875% due 06/15/2010	(0.520)%	06/20/2010	BEAR	0.790%	10,000	44	0	44
Daimler Finance N.A. LLC 5.750% due 09/08/2011	(0.535)%	09/20/2011	BCLY	0.996%	15,000	192	0	192
Daimler Finance N.A. LLC 5.750% due 09/08/2011	(0.480)%	09/20/2011	RBS	0.996%	10,000	143	0	143
Daimler Finance N.A. LLC 5.875% due 03/15/2011	(0.520)%	03/20/2011	BEAR	0.922%	10,000	94	0	94
Daimler Finance N.A. LLC 5.875% due 03/15/2011	(0.655)%	03/20/2011	BEAR	0.922%	10,000	61	0	61
Daimler Finance North America LLC 6.500% due 11/15/2013	(1.290)%	12/20/2013	BOA	1.206%	12,000	(56)	0	(56)
Deutsche Telekom International Finance BV 6.750% due 08/20/2018	(1.130)%	09/20/2018	CITI	1.280%	10,000	101	0	101
Deutsche Telekom International Finance BV 6.750% due 08/20/2018	(1.080)%	09/20/2018	CSFB	1.280%	22,000	327	0	327
Dominion Resources, Inc. 5.200% due 01/15/2016	(0.430)%	03/20/2016	MLP	0.647%	15,000	204	0	204
Dominion Resources, Inc. 6.400% due 06/15/2018	(0.740)%	06/20/2018	CITI	0.715%	20,000	(43)	0	(43)
Dominion Resources, Inc. 6.400% due 06/15/2018	(0.750)%	06/20/2018	JPM	0.715%	2,000	(6)	0	(6)
E.I. Du Pont De Nemours & Co. 5.250% due 12/15/2016	(0.210)%	12/20/2016	DUB	0.445%	10,000	162	0	162
EnCana Corp. 6.300% due 11/01/2011	(1.430)%	12/20/2011	GSC	1.291%	10,500	(49)	0	(49)
Enterprise Products Operating LP 7.500% due 02/01/2011	(0.200)%	03/20/2011	MLP	1.406%	10,700	300	0	300
Exelon Corp. 4.900% due 06/15/2015	(0.520)%	06/20/2015	MLP	2.727%	10,000	1,155	0	1,155

FirstEnergy Corp. 6.450% due 11/15/2011	(0.130)%	12/20/2011	MLP	0.640%	10,000	154	0	154
Gannett Co., Inc. 5.750% due 06/01/2011	(0.330)%	06/20/2011	JPM	3.718%	6,500	536	0	536
GATX Financial Corp. 6.273% due 06/15/2011	(0.220)%	06/20/2011	BEAR	1.528%	10,500	346	0	346
General Mills, Inc. 5.250% due 08/15/2013	(0.410)%	09/20/2013	GSC	0.419%	6,000	2	0	2
General Mills, Inc. 5.250% due 08/15/2013	(0.430)%	09/20/2013	GSC	0.419%	9,000	(6)	0	(6)
General Mills, Inc. 6.000% due 02/15/2012	(0.180)%	03/20/2012	BEAR	0.354%	10,400	59	0	59
Glitnir Banki HF 3-Month USD-LIBOR plus 0.260% due 04/20/2010	(0.170)%	06/20/2010	BOA	17.744%	50,000	11,528	0	11,528
Glitnir Banki HF 3-Month USD-LIBOR plus 0.440% due 01/21/2011	(0.340)%	03/20/2011	JPM	16.708%	10,000	2,780	0	2,780
Glitnir Banki HF 3-Month USD-LIBOR plus 0.470% due 01/18/2012	(0.365)%	03/20/2012	DUB	15.354%	20,000	6,354	0	6,354
GMAC LLC 6.000% due 04/01/2011	(1.250)%	06/20/2011	RBS	57.233%	15,000	8,133	0	8,133
Goldman Sachs Group, Inc. 3-Month USD-LIBOR plus 0.450% due 03/22/2016	(0.330)%	03/20/2016	BEAR	4.097%	10,000	1,905	0	1,905
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	(1.130)%	03/20/2018	CITI	3.932%	20,000	3,287	0	3,287
Goldman Sachs Group, Inc. 6.150% due 04/01/2018	(1.100)%	06/20/2018	CITI	3.916%	20,000	3,355	0	3,355
Goldman Sachs Group, Inc. 6.150% due 04/01/2018	(1.130)%	06/20/2018	CITI	3.916%	25,000	4,149	0	4,149
H.J. Heinz Co. 5.350% due 07/15/2013	(0.580)%	09/20/2013	CITI	0.529%	5,000	(12)	0	(12)
H.J. Heinz Co. 5.350% due 07/15/2013	(0.530)%	09/20/2013	JPM	0.529%	5,000	(1)	0	(1)
H.J. Heinz Co. 5.350% due 07/15/2013	(0.470)%	09/20/2013	RBS	0.529%	10,000	25	0	25
H.J. Heinz Finance Co. 6.000% due 03/15/2012	(0.370)%	03/20/2012	BEAR	0.442%	8,200	19	0	19
H.J. Heinz Finance Co. 6.000% due 03/15/2012	(0.390)%	03/20/2012	BEAR	0.442%	15,400	25	0	25
HCP, Inc. 5.950% due 09/15/2011	(0.530)%	09/20/2011	CSFB	3.649%	7,350	599	0	599
HCP, Inc. 5.950% due 09/15/2011	(0.610)%	09/20/2011	JPM	3.649%	5,000	397	0	397
HCP, Inc. 6.300% due 09/15/2016	(0.650)%	09/20/2016	MLP	3.498%	13,500	2,132	0	2,132
Historic TW, Inc. 9.125% due 01/15/2013	(1.450)%	03/20/2013	CSFB	1.386%	12,000	(35)	0	(35)
HSBC Finance Corp. 3-Month USD-LIBOR plus 0.250% due 01/15/2014	(0.165)%	12/20/2013	BNP	3.913%	15,000	2,265	0	2,265
HSBC Finance Corp. 3-Month USD-LIBOR plus 0.430% due 06/01/2016	(0.220)%	06/20/2016	BEAR	3.637%	10,000	1,821	0	1,821
International Lease Finance Corp. 5.250% due 01/10/2013	(0.200)%	03/20/2013	GSC	8.828%	15,000	3,795	0	3,795
International Lease Finance Corp. 5.350% due 03/01/2012	(0.130)%	03/20/2012	MLP	9.967%	20,000	4,816	0	4,816
International Paper Co. 4.000% due 04/01/2010	(0.190)%	03/20/2010	MSC	1.138%	9,700	131	0	131
iStar Financial, Inc. 5.150% due 03/01/2012	(0.400)%	03/20/2012	BCLY	29.134%	10,000	4,536	0	4,536
iStar Financial, Inc. 5.950% due 10/15/2013	(0.600)%	12/20/2013	MSC	28.717%	10,000	5,033	0	5,033
JC Penney Corp., Inc. 8.000% due 03/01/2010	(0.270)%	03/20/2010	DUB	1.598%	17,500	331	0	331
John Deere Capital Corp. 5.650% due 07/25/2011	(0.140)%	09/20/2011	CSFB	0.934%	9,000	199	0	199
Johnson Controls, Inc. 5.500% due 01/15/2016	(0.500)%	03/20/2016	BEAR	1.535%	20,000	1,223	0	1,223
JSC Gazprom 8.625% due 04/28/2034	(2.170)%	08/20/2013	JPM	4.348%	35,000	2,896	0	2,896
Kaupthing Bank HF 5.750% due 10/04/2011	(0.550)%	12/20/2011	CSFB	14.176%	20,000	5,723	0	5,723
Kaupthing Bank HF 5.750% due 10/04/2011	(0.530)%	12/20/2011	DUB	14.176%	10,000	2,866	0	2,866
Kellogg Co. 6.600% due 04/01/2011	(0.420)%	06/20/2011	BNP	1.657%	10,500	(25)	0	(25)
Kerr-McGee Corp. 6.875% due 09/15/2011	(0.160)%	09/20/2011	RBS	0.369%	10,500	62	0	62
Kraft Foods, Inc. 5.625% due 11/01/2011	(0.150)%	12/20/2011	BEAR	0.644%	10,000	149	0	149
Kraft Foods, Inc. 5.625% due 11/01/2011	(0.160)%	12/20/2011	BEAR	0.644%	10,000	146	0	146
Kraft Foods, Inc. 6.250% due 06/01/2012	(0.170)%	06/20/2012	BEAR	0.710%	10,400	194	0	194
Kroger Co. 5.500% due 02/01/2013	(0.530)%	03/20/2013	MSC	0.585%	5,000	11	0	11
Landsbanki Islands HF 3-Month USD-LIBOR plus 0.700% due 08/25/2009	(0.330)%	09/20/2009	RBS	15.174%	18,000	2,288	0	2,288
Landsbanki Islands HF 6.100% due 08/25/2011	(0.395)%	09/20/2011	RBS	12.951%	10,300	2,671	0	2,671
Lennar Corp. 5.950% due 10/17/2011	(0.785)%	12/20/2011	DUB	7.952%	9,000	1,545	0	1,545
Lexmark International, Inc. 5.900% due 06/01/2013	(1.190)%	06/20/2013	JPM	1.318%	15,880	80	0	80
Lexmark International, Inc. 6.650% due 06/01/2018	(1.400)%	06/20/2018	BOA	1.447%	13,000	40	0	40
Loews Corp. 5.250% due 03/15/2016	(0.280)%	03/20/2016	BEAR	0.608%	20,000	416	0	416
Loews Corp. 5.250% due 03/15/2016	(0.300)%	03/20/2016	BEAR	0.608%	9,800	192	0	192
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	(0.190)%	09/20/2009	BOA	1.574%	5,000	66	0	66
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	(0.160)%	09/20/2009	CSFB	1.574%	10,000	135	0	135
Marriott International, Inc. 4.625% due 06/15/2012	(0.260)%	06/20/2012	CITI	2.391%	15,000	1,061	0	1,061
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	(0.830)%	09/20/2015	BOA	0.699%	20,000	(160)	0	(160)
Masco Corp. 5.875% due 07/15/2012	(0.580)%	09/20/2012	MSC	2.663%	5,000	354	0	354
Masco Corp. 7.125% due 08/15/2013	(0.680)%	09/20/2013	MSC	2.748%	10,800	907	0	907
Mattel, Inc. 6.125% due 06/15/2011	(0.400)%	06/20/2011	JPM	0.558%	10,300	41	0	41
Maytag Corp. 5.000% due 05/15/2015	(0.460)%	06/20/2015	BEAR	0.600%	10,000	81	0	81
MDC Holdings, Inc. 7.000% due 12/01/2012	(1.350)%	12/20/2012	MLP	1.467%	10,500	43	0	43
Merrill Lynch & Co., Inc. 2.903% due 06/05/2012	(2.650)%	06/20/2012	CITI	4.548%	18,000	1,020	0	1,020

Merrill Lynch & Co., Inc. 3-Month USD-LIBOR plus 0.460% due 01/15/2015	(2.450)%	03/20/2015	CITI	4.001%	21,000	1,493	0	1,493
Miller Brewing Co. 5.500% due 08/15/2013	(1.250)%	09/20/2013	BCLY	1.198%	15,000	(40)	0	(40)
Morgan Stanley 3-Month USD-LIBOR plus 0.450% due 10/18/2016	(0.320)%	12/20/2016	RBS	8.756%	15,000	5,003	0	5,003
Morgan Stanley 3-Month USD-LIBOR plus 0.480% due 10/15/2015	(0.285)%	12/20/2015	BEAR	9.149%	10,000	3,259	0	3,259
Nabors Industries, Inc. 6.150% due 02/15/2018	(1.050)%	03/20/2018	CITI	1.272%	20,000	317	0	317
Nabors Industries, Inc. 6.150% due 02/15/2018	(0.900)%	03/20/2018	DUB	1.272%	15,000	402	0	402
Nationwide Health Properties, Inc. 6.500% due 07/15/2011	(0.620)%	09/20/2011	DUB	1.798%	13,600	437	0	437
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	(0.130)%	06/20/2010	CITI	0.472%	14,000	80	0	80
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	(1.350)%	06/20/2010	GSC	0.472%	10,000	(124)	0	(124)
NiSource Finance Corp. 6.150% due 03/01/2013	(0.540)%	03/20/2013	RBS	2.426%	12,400	902	0	902
Nordstrom, Inc. 6.250% due 01/15/2018	(1.530)%	03/20/2018	DUB	1.564%	12,925	20	0	20
Nordstrom, Inc. 6.250% due 01/15/2018	(1.400)%	03/20/2018	UBS	1.564%	8,000	89	0	89
Northrop Grumman Space & Mission Systems Corp. 6.250% due 01/15/2010	(0.110)%	03/20/2010	JPM	0.131%	5,000	1	0	1
Omnicom Group, Inc. 5.900% due 04/15/2016	(0.380)%	06/20/2016	MSC	0.716%	9,600	207	0	207
ONEOK Partners LP 6.150% due 10/01/2016	(0.660)%	12/20/2016	BEAR	1.489%	10,200	548	0	548
ORIX Corp. 5.480% due 11/22/2011	(0.280)%	12/20/2011	MLP	2.525%	20,000	1,299	0	1,299
Packaging Corp. of America 5.750% due 08/01/2013	(0.940)%	09/20/2013	CSFB	1.047%	10,000	45	0	45
PC Financial Partnership 5.000% due 11/15/2014	(1.600)%	12/20/2014	DUB	1.718%	10,000	56	0	56
Pearson Dollar Finance Two PLC 5.500% due 05/06/2013	(0.610)%	06/20/2013	BCLY	0.776%	25,000	175	0	175
Plains All American Pipeline LP 5.625% due 12/15/2013	(0.550)%	12/20/2013	MSC	2.317%	10,000	779	0	779
PMI Group, Inc. 6.000% due 09/15/2016	(0.460)%	09/20/2016	BEAR	11.645%	9,500	3,927	0	3,927
PPL Energy Supply LLC 5.700% due 10/15/2015	(0.600)%	12/20/2015	MSC	2.761%	5,000	593	0	593
PPL Energy Supply LLC 6.300% due 07/15/2013	(1.450)%	09/20/2013	HSBC	2.696%	10,000	515	0	515
PPL Energy Supply LLC 6.400% due 11/01/2011	(0.435)%	12/20/2011	BOA	2.407%	15,000	858	0	858
PSEG Power LLC 5.500% due 12/01/2015	(0.520)%	12/20/2015	BCLY	2.506%	8,000	882	0	882
RadioShack Corp. 7.375% due 05/15/2011	(1.250)%	06/20/2011	BOA	1.511%	10,700	67	0	67
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	(0.290)%	06/20/2012	MLP	0.610%	5,000	55	0	55
Rohm & Haas Co. 6.000% due 09/15/2017	(0.700)%	09/20/2017	BOA	0.374%	13,425	(332)	0	(332)
Ryder System, Inc. 5.950% due 05/02/2011	(0.270)%	06/20/2011	BEAR	1.152%	5,300	120	0	120
Ryder System, Inc. 7.200% due 09/01/2015	(1.490)%	09/20/2015	BOA	1.570%	10,000	42	0	42
Ryder System, Inc. 7.200% due 09/01/2015	(1.730)%	09/20/2015	BOA	1.570%	11,000	(106)	0	(106)
Ryder System, Inc. 7.200% due 09/01/2015	(1.700)%	09/20/2015	GSC	1.570%	7,000	(55)	0	(55)
Sealed Air Corp. 6.950% due 05/15/2009	(0.200)%	06/20/2009	BCLY	0.971%	10,500	58	0	58
Simon Property Group LP 4.600% due 06/15/2010	(0.180)%	06/20/2010	JPM	1.143%	8,000	128	0	128
Simon Property Group LP 5.600% due 09/01/2011	(0.220)%	09/20/2011	RBS	1.327%	5,100	157	0	157
SLM Corp. 5.375% due 05/15/2014	(3.000)%	06/20/2018	DUB	14.263%	10,000	3,600	0	3,600
SLM Corp. 8.450% due 06/15/2018	(3.000)%	06/20/2018	BOA	14.263%	2,000	720	0	720
SLM Corp. 8.450% due 06/15/2018	(3.200)%	06/20/2018	BOA	14.263%	10,000	3,535	0	3,535
SLM Corp. 8.450% due 06/15/2018	(3.250)%	06/20/2018	DUB	14.263%	10,000	3,519	0	3,519
SLM Corp. 8.450% due 06/15/2018	(3.200)%	06/20/2018	RBS	14.263%	8,000	2,828	0	2,828
Sprint Capital Corp. 8.375% due 03/15/2012	(3.630)%	03/20/2012	BCLY	3.799%	11,000	41	0	41
Tesco PLC 5.500% due 11/15/2017	(0.750)%	12/20/2017	CITI	0.740%	12,000	(15)	0	(15)
Time Warner, Inc. 5.875% due 11/15/2016	(0.700)%	12/20/2016	RBS	1.440%	12,000	573	0	573
Toll Brothers Finance Corp. 5.950% due 09/15/2013	(1.390)%	09/20/2013	MSC	2.412%	9,800	405	0	405
Viacom, Inc. 5.750% due 04/30/2011	(0.640)%	06/20/2011	MSC	1.250%	5,200	80	0	80
Viacom, Inc. 5.750% due 04/30/2011	(0.470)%	06/20/2011	UBS	1.250%	10,000	199	323	(124)
Wachovia Corp. 5.300% due 10/15/2011	(2.470)%	12/20/2011	CITI	4.098%	31,000	1,356	0	1,356
Wachovia Corp. 5.500% due 05/01/2013	(2.910)%	06/20/2013	CITI	3.610%	30,279	694	0	694
Wachovia Corp. 5.700% due 08/01/2013	(2.310)%	09/20/2013	CITI	3.556%	18,000	864	0	864
Wachovia Corp. 5.750% due 02/01/2018	(2.610)%	03/20/2018	CITI	3.126%	10,000	313	0	313
Wachovia Corp. 5.750% due 06/15/2017	(2.380)%	06/20/2017	CITI	3.168%	22,000	1,005	0	1,005
WellPoint, Inc. 5.000% due 01/15/2011	(0.165)%	03/20/2011	RBS	1.356%	11,000	304	0	304
WellPoint, Inc. 6.800% due 08/01/2012	(1.560)%	03/20/2012	BCLY	1.427%	10,800	(52)	0	(52)
Wells Fargo Bank N.A. 4.750% due 02/09/2015	(0.140)%	03/20/2015	GSC	2.150%	10,000	1,074	0	1,074
Whirlpool Corp. 6.125% due 06/15/2011	(0.360)%	06/20/2011	JPM	0.803%	12,500	142	0	142
Wyeth 5.500% due 03/15/2013	(0.150)%	03/20/2013	MSC	0.306%	10,000	64	0	64
Xerox Corp. 9.750% due 01/15/2009	(0.120)%	01/20/2009	MLP	1.298%	10,500	35	0	35
XL Capital Finance Europe PLC 6.500% due 01/15/2012	(0.310)%	03/20/2012	BCLY	4.029%	10,600	1,130	0	1,130
Xstrata Finance Canada Ltd. 5.500% due 11/16/2011	(0.290)%	12/20/2011	JPM	2.150%	11,250	612	0	612

						$164,882	$1,187	$163,695

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 0.000% convertible until 11/09/2031	0.195%	03/20/2010	BOA	16.253%	$50,000	$(9,939)	$0	$(9,939)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	03/20/2013	BCLY	14.972%	3,700	(1,264)	0	(1,264)
American International Group, Inc. 6.250% due 05/01/2036	1.810%	03/20/2013	BCLY	14.972%	10,100	(3,448)	0	(3,448)
American International Group, Inc. 6.250% due 05/01/2036	1.815%	03/20/2013	BCLY	14.972%	25,000	(8,532)	0	(8,532)
American International Group, Inc. 6.250% due 05/01/2036	1.130%	06/20/2013	BCLY	14.711%	25,000	(9,093)	0	(9,093)
American International Group, Inc. 6.250% due 05/01/2036	2.050%	03/20/2013	BOA	14.972%	20,000	(6,702)	0	(6,702)
American International Group, Inc. 6.250% due 05/01/2036	2.150%	03/20/2013	CITI	14.972%	9,600	(3,192)	0	(3,192)
American International Group, Inc. 6.250% due 05/01/2036	1.790%	03/20/2013	CSFB	14.972%	10,000	(3,419)	0	(3,419)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	03/20/2013	CSFB	14.972%	10,000	(3,417)	0	(3,417)
American International Group, Inc. 6.250% due 05/01/2036	1.810%	03/20/2013	CSFB	14.972%	10,000	(3,414)	0	(3,414)
American International Group, Inc. 6.250% due 05/01/2036	2.030%	03/20/2013	CSFB	14.972%	10,000	(3,335)	0	(3,335)
American International Group, Inc. 6.250% due 05/01/2036	2.270%	03/20/2013	CSFB	14.972%	15,000	(4,940)	0	(4,940)
American International Group, Inc. 6.250% due 05/01/2036	1.730%	03/20/2013	DUB	14.972%	2,700	(927)	0	(927)
American International Group, Inc. 6.250% due 05/01/2036	1.780%	03/20/2013	DUB	14.972%	10,000	(3,422)	0	(3,422)
American International Group, Inc. 6.250% due 05/01/2036	1.790%	03/20/2013	DUB	14.972%	17,700	(6,052)	0	(6,052)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	03/20/2013	DUB	14.972%	5,000	(1,708)	0	(1,708)
American International Group, Inc. 6.250% due 05/01/2036	1.820%	03/20/2013	DUB	14.972%	1,300	(435)	0	(435)
American International Group, Inc. 6.250% due 05/01/2036	2.020%	03/20/2013	DUB	14.972%	10,000	(3,359)	0	(3,359)
American International Group, Inc. 6.250% due 05/01/2036	1.900%	06/20/2009	DUB	14.685%	25,000	(2,128)	0	(2,128)
American International Group, Inc. 6.250% due 05/01/2036	1.120%	06/20/2013	DUB	14.711%	15,000	(5,460)	0	(5,460)
American International Group, Inc. 6.250% due 05/01/2036	1.130%	06/20/2013	DUB	14.711%	50,000	(18,186)	0	(18,186)
American International Group, Inc. 6.250% due 05/01/2036	1.510%	06/20/2013	DUB	14.711%	20,000	(7,069)	0	(7,069)
American International Group, Inc. 6.250% due 05/01/2036	1.530%	06/20/2013	DUB	14.711%	40,900	(14,433)	0	(14,433)
American International Group, Inc. 6.250% due 05/01/2036	1.630%	06/20/2013	DUB	14.711%	25,000	(8,755)	0	(8,755)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	06/20/2013	DUB	14.711%	25,000	(8,640)	0	(8,640)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	03/20/2013	GSC	14.972%	10,000	(3,417)	0	(3,417)
American International Group, Inc. 6.250% due 05/01/2036	1.150%	06/20/2013	GSC	14.711%	10,000	(3,632)	0	(3,632)
American International Group, Inc. 6.250% due 05/01/2036	1.650%	06/20/2013	GSC	14.711%	25,000	(8,741)	0	(8,741)
American International Group, Inc. 6.250% due 05/01/2036	2.250%	03/20/2013	UBS	14.972%	20,000	(6,597)	0	(6,597)
Bank of America Corp. 6.250% due 04/15/2012	0.850%	03/20/2013	BNP	1.543%	25,000	(680)	0	(680)
Bank of America Corp. 6.250% due 04/15/2012	0.970%	03/20/2013	BNP	1.543%	10,000	(224)	0	(224)
Bank of America Corp. 6.250% due 04/15/2012	0.920%	03/20/2013	CITI	1.543%	10,000	(244)	0	(244)
Bank of America Corp. 6.250% due 04/15/2012	0.925%	03/20/2013	MSC	1.543%	20,000	(484)	0	(484)
Bank of America Corp. 6.250% due 04/15/2012	0.950%	03/20/2013	RBS	1.543%	10,000	(232)	0	(232)
Bank of America Corp. 6.250% due 04/15/2012	0.980%	03/20/2013	UBS	1.543%	10,000	(220)	0	(220)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.740%	09/20/2012	RBS	1.357%	10,000	(219)	0	(219)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	1.012%	09/20/2013	BCLY	1.418%	20,000	(348)	0	(348)
Brazilian Government International Bond 12.250% due 03/06/2030	0.980%	01/20/2012	BCLY	1.398%	15,000	(163)	0	(163)
Brazilian Government International Bond 12.250% due 03/06/2030	1.620%	03/20/2013	BCLY	1.630%	20,900	1	0	1
Brazilian Government International Bond 12.250% due 03/06/2030	2.090%	05/20/2016	CSFB	2.061%	10,000	96	0	96
Brazilian Government International Bond 12.250% due 03/06/2030	0.980%	01/20/2012	DUB	1.398%	7,500	(82)	0	(82)
Brazilian Government International Bond 12.250% due 03/06/2030	1.950%	04/20/2016	MLP	2.054%	300	1	0	1
Brazilian Government International Bond 12.250% due 03/06/2030	1.710%	05/20/2013	MLP	1.662%	15,000	126	0	126
Brazilian Government International Bond 12.250% due 03/06/2030	1.520%	01/20/2017	MSC	2.124%	6,000	(218)	0	(218)
Brazilian Government International Bond 12.250% due 03/06/2030	1.660%	03/20/2013	MSC	1.630%	47,000	79	0	79
Brazilian Government International Bond 12.250% due 03/06/2030	1.140%	11/20/2011	MSC	1.359%	50,000	(110)	0	(110)
California State General Obligation Notes, Series 2005 5.000% due 03/01/2018	0.610%	03/20/2018	GSC	0.948%	25,000	(549)	0	(549)
Chrysler Financial 9.360% due 08/03/2012	5.050%	09/20/2012	DUB	20.000%	6,000	(1,190)	0	(1,190)
CIT Group, Inc. 7.750% due 04/02/2012	7.600%	03/20/2010	BNP	27.566%	10,000	(2,024)	0	(2,024)
CIT Group, Inc. 7.750% due 04/02/2012	7.650%	03/20/2009	DUB	26.581%	10,000	(774)	0	(774)
CIT Group, Inc. 7.750% due 04/02/2012	7.550%	03/20/2010	DUB	27.566%	15,000	(3,044)	0	(3,044)
CIT Group, Inc. 7.750% due 04/02/2012	7.300%	03/20/2010	JPM	27.566%	25,000	(5,139)	0	(5,139)

CIT Group, Inc. 7.750% due 04/02/2012	7.350%	03/20/2010	JPM	27.566%	10,000	(2,050)	0	(2,050)
CIT Group, Inc. 7.750% due 04/02/2012	7.550%	03/20/2009	RBS	26.581%	25,000	(1,947)	0	(1,947)
CIT Group, Inc. 7.750% due 04/02/2012	7.300%	03/20/2010	RBS	27.566%	25,000	(5,139)	0	(5,139)
CIT Group, Inc. 7.750% due 04/02/2012	7.350%	03/20/2010	RBS	27.566%	15,000	(3,075)	0	(3,075)
Citigroup, Inc. 6.500% due 01/18/2011	0.810%	03/20/2013	BOA	2.813%	20,000	(1,491)	0	(1,491)
Citigroup, Inc. 6.500% due 01/18/2011	0.820%	03/20/2013	DUB	2.813%	10,000	(742)	0	(742)
Citigroup, Inc. 6.500% due 01/18/2011	0.530%	09/20/2012	JPM	2.780%	359,600	(27,316)	0	(27,316)
Citigroup, Inc. 6.500% due 01/18/2011	0.810%	03/20/2013	UBS	2.813%	20,000	(1,491)	0	(1,491)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.300%	06/20/2009	BCLY	4.727%	5,000	27	0	27
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	4.100%	06/20/2010	BCLY	4.382%	18,000	(59)	0	(59)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.750%	12/20/2008	BCLY	3.995%	15,000	83	0	83
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	4.725%	06/20/2009	CSFB	4.727%	20,000	25	0	25
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	4.800%	06/20/2009	CSFB	4.727%	5,000	76	0	76
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	6.150%	12/20/2008	DUB	3.995%	25,000	164	0	164
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	8.750%	06/20/2009	GSC	4.727%	10,000	307	0	307
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	2.900%	06/20/2013	GSC	3.462%	25,000	(506)	0	(506)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.750%	12/20/2008	JPM	3.995%	5,000	28	0	28
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	9.500%	06/20/2009	MLP	4.727%	10,000	361	0	361
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.450%	06/20/2009	RBS	4.727%	5,000	33	0	33
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.700%	06/20/2009	RBS	4.727%	3,000	25	0	25
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	6.000%	06/20/2009	RBS	4.727%	25,000	264	0	264
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.150%	06/20/2010	RBS	4.382%	3,000	41	0	41
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	31,200	(66)	0	(66)
Fannie Mae 5.500% due 06/09/2033	0.570%	03/20/2013	BNP	Defaulted	50,000	(1,743)	0	(1,743)
Fannie Mae 5.500% due 06/09/2033	0.730%	03/20/2013	DUB	Defaulted	8,400	(292)	0	(292)
Fannie Mae 5.500% due 06/09/2033	0.520%	03/20/2013	RBS	Defaulted	75,000	(2,615)	0	(2,615)
Fannie Mae 5.500% due 06/09/2033	0.730%	03/20/2013	RBS	Defaulted	15,000	(522)	0	(522)
Fannie Mae 5.500% due 06/09/2033	0.810%	03/20/2013	RBS	Defaulted	50,000	(1,740)	0	(1,740)
Florida State Board of Education General Obligation Notes, Series 2005 5.000% due 06/01/2018	0.470%	03/20/2018	CITI	0.774%	10,000	(206)	0	(206)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.150%	09/20/2012	BCLY	28.870%	10,000	(4,240)	0	(4,240)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.800%	09/20/2012	BCLY	28.870%	4,100	(1,620)	0	(1,620)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.450%	06/20/2011	BNP	28.192%	10,000	(3,554)	0	(3,554)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.800%	09/20/2012	CITI	28.870%	10,000	(3,952)	0	(3,952)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.760%	06/20/2011	DUB	28.192%	10,000	(3,507)	0	(3,507)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.770%	06/20/2011	DUB	28.192%	10,000	(3,506)	0	(3,506)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.830%	06/20/2011	DUB	28.192%	10,000	(3,496)	0	(3,496)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.920%	06/20/2011	DUB	28.192%	10,000	(3,483)	0	(3,483)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.020%	06/20/2011	DUB	28.192%	10,000	(3,467)	0	(3,467)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.620%	09/20/2011	DUB	28.157%	25,000	(9,150)	0	(9,150)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	DUB	28.870%	10,000	(4,292)	0	(4,292)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.650%	09/20/2012	DUB	28.870%	3,500	(1,392)	0	(1,392)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.750%	09/20/2012	DUB	28.870%	10,000	(3,960)	0	(3,960)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.850%	09/20/2012	DUB	28.870%	10,000	(3,943)	0	(3,943)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.050%	06/20/2011	GSC	28.192%	10,000	(3,463)	0	(3,463)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	GSC	28.870%	5,800	(2,490)	0	(2,490)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.700%	09/20/2012	GSC	28.870%	10,000	(3,969)	0	(3,969)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.150%	06/20/2010	JPM	28.031%	10,000	(2,817)	0	(2,817)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.600%	06/20/2011	JPM	28.192%	15,000	(5,297)	0	(5,297)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.320%	06/20/2011	JPM	28.192%	10,000	(3,421)	0	(3,421)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.620%	09/20/2012	JPM	28.870%	10,000	(3,983)	0	(3,983)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.750%	09/20/2012	JPM	28.870%	8,000	(3,168)	0	(3,168)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.620%	09/20/2012	MLP	28.870%	5,100	(2,031)	0	(2,031)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.750%	03/20/2011	MSC	28.234%	10,000	(3,362)	0	(3,362)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.500%	06/20/2011	MSC	28.192%	20,000	(7,094)	0	(7,094)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.750%	03/20/2011	UBS	28.234%	5,000	(1,681)	0	(1,681)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.470%	06/20/2011	UBS	28.192%	25,000	(8,879)	0	(8,879)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.800%	06/20/2011	UBS	28.192%	25,000	(8,752)	0	(8,752)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.350%	12/20/2010	UBS	28.285%	10,000	(3,113)	0	(3,113)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	06/20/2009	CITI	24.348%	25,000	(3,023)	(1,142)	(1,881)

Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.250%	03/20/2009	DUB	22.138%	6,900	(427)	0	(427)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.850%	09/20/2012	GSC	28.870%	12,800	(5,047)	0	(5,047)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	06/20/2009	MLP	24.348%	3,200	(387)	(144)	(243)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	6.400%	06/20/2009	MLP	24.348%	3,400	(380)	0	(380)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2009	BCLY	7.398%	30,800	(869)	0	(869)
General Electric Capital Corp. 6.000% due 06/15/2012	0.620%	03/20/2011	BCLY	6.571%	32,500	(3,926)	0	(3,926)
General Electric Capital Corp. 6.000% due 06/15/2012	0.910%	03/20/2013	BCLY	6.113%	50,000	(8,278)	0	(8,278)
General Electric Capital Corp. 6.000% due 06/15/2012	1.580%	03/20/2013	BCLY	6.113%	25,000	(3,600)	0	(3,600)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	06/20/2010	BCLY	6.824%	6,500	(589)	0	(589)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	06/20/2010	BCLY	6.824%	17,500	(1,564)	0	(1,564)
General Electric Capital Corp. 6.000% due 06/15/2012	1.280%	06/20/2013	BCLY	6.056%	40,000	(6,309)	0	(6,309)
General Electric Capital Corp. 6.000% due 06/15/2012	1.020%	09/20/2010	BCLY	6.710%	52,100	(4,979)	0	(4,979)
General Electric Capital Corp. 6.000% due 06/15/2012	0.935%	12/20/2010	BCLY	6.632%	7,200	(762)	0	(762)
General Electric Capital Corp. 6.000% due 06/15/2012	0.640%	12/20/2012	BCLY	6.175%	33,800	(5,723)	0	(5,723)
General Electric Capital Corp. 6.000% due 06/15/2012	0.700%	03/20/2009	BNP	7.398%	13,600	(410)	0	(410)
General Electric Capital Corp. 6.000% due 06/15/2012	1.200%	03/20/2009	BNP	7.398%	25,000	(694)	0	(694)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	06/20/2011	BNP	6.520%	10,000	(1,254)	0	(1,254)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	12/20/2009	BNP	7.165%	1,300	(87)	0	(87)
General Electric Capital Corp. 6.000% due 06/15/2012	0.940%	12/20/2010	BNP	6.632%	22,800	(2,411)	0	(2,411)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	03/20/2009	BOA	7.398%	10,000	(298)	0	(298)
General Electric Capital Corp. 6.000% due 06/15/2012	0.900%	03/20/2009	BOA	7.398%	13,600	(397)	0	(397)
General Electric Capital Corp. 6.000% due 06/15/2012	0.193%	03/20/2010	BOA	6.975%	50,000	(4,431)	0	(4,431)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	06/20/2010	BOA	6.824%	25,000	(2,253)	0	(2,253)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	03/20/2009	CITI	7.398%	116,600	(3,487)	0	(3,487)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	03/20/2009	CITI	7.398%	27,100	(804)	0	(804)
General Electric Capital Corp. 6.000% due 06/15/2012	1.050%	03/20/2010	CITI	6.975%	5,400	(417)	0	(417)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2010	CITI	6.975%	14,800	(1,132)	0	(1,132)
General Electric Capital Corp. 6.000% due 06/15/2012	1.150%	03/20/2010	CITI	6.975%	9,000	(683)	0	(683)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	06/20/2010	CITI	6.824%	26,400	(2,258)	0	(2,258)
General Electric Capital Corp. 6.000% due 06/15/2012	1.120%	12/20/2010	CITI	6.632%	8,600	(880)	0	(880)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	03/20/2009	DUB	7.398%	65,000	(1,913)	0	(1,913)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2009	DUB	7.398%	14,500	(409)	0	(409)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	06/20/2009	DUB	7.405%	50,000	(2,273)	0	(2,273)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	06/20/2010	DUB	6.824%	20,200	(1,820)	0	(1,820)
General Electric Capital Corp. 6.000% due 06/15/2012	1.020%	06/20/2010	DUB	6.824%	26,400	(2,290)	0	(2,290)
General Electric Capital Corp. 6.000% due 06/15/2012	1.070%	09/20/2010	DUB	6.710%	21,900	(2,074)	0	(2,074)
General Electric Capital Corp. 6.000% due 06/15/2012	1.500%	09/20/2011	DUB	6.478%	900	(105)	0	(105)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	12/20/2010	DUB	6.632%	10,400	(1,098)	0	(1,098)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	06/20/2009	GSC	7.405%	75,000	(3,409)	0	(3,409)
General Electric Capital Corp. 6.000% due 06/15/2012	0.960%	06/20/2011	GSC	6.520%	14,000	(1,706)	0	(1,706)
General Electric Capital Corp. 6.000% due 06/15/2012	1.280%	06/20/2013	GSC	6.056%	10,000	(1,577)	0	(1,577)
General Electric Capital Corp. 6.000% due 06/15/2012	0.900%	12/20/2010	GSC	6.632%	6,400	(682)	0	(682)
General Electric Capital Corp. 6.000% due 06/15/2012	0.280%	03/20/2016	JPM	5.949%	10,000	(2,483)	0	(2,483)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	06/20/2010	MLP	6.824%	15,000	(1,352)	0	(1,352)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	12/20/2009	MLP	7.165%	23,000	(1,539)	0	(1,539)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	01/20/2009	MSC	7.386%	66,400	(1,270)	0	(1,270)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	06/20/2009	RBS	7.405%	19,760	(849)	0	(849)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	09/20/2009	RBS	7.410%	200	(11)	0	(11)
General Electric Capital Corp. 6.000% due 06/15/2012	1.000%	06/20/2009	UBS	7.405%	10,000	(437)	0	(437)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	BCLY	36.081%	5,000	(2,648)	(962)	(1,686)
General Motors Corp. 7.125% due 07/15/2013	4.850%	12/20/2012	BCLY	37.109%	18,200	(9,649)	0	(9,649)
General Motors Corp. 7.125% due 07/15/2013	5.070%	12/20/2012	BCLY	37.109%	10,000	(5,265)	0	(5,265)
General Motors Corp. 7.125% due 07/15/2013	4.800%	12/20/2012	BNP	37.109%	7,200	(3,823)	0	(3,823)
General Motors Corp. 7.125% due 07/15/2013	7.750%	03/20/2013	BOA	36.581%	10,000	(4,817)	0	(4,817)
General Motors Corp. 7.125% due 07/15/2013	7.880%	03/20/2013	BOA	36.581%	10,000	(4,795)	0	(4,795)
General Motors Corp. 7.125% due 07/15/2013	8.220%	03/20/2013	BOA	36.581%	25,000	(11,843)	0	(11,843)
General Motors Corp. 7.125% due 07/15/2013	8.850%	03/20/2013	BOA	36.581%	25,000	(11,574)	0	(11,574)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	BOA	36.081%	20,200	(10,699)	(3,737)	(6,962)
General Motors Corp. 7.125% due 07/15/2013	4.500%	12/20/2012	BOA	37.109%	30,300	(16,241)	0	(16,241)

General Motors Corp. 7.125% due 07/15/2013	5.150%	12/20/2012	BOA	37.109%	15,000	(7,877)	0	(7,877)
General Motors Corp. 7.125% due 07/15/2013	5.500%	12/20/2012	BOA	37.109%	10,000	(5,193)	0	(5,193)
General Motors Corp. 7.125% due 07/15/2013	5.550%	12/20/2012	BOA	37.109%	15,000	(7,776)	0	(7,776)
General Motors Corp. 7.125% due 07/15/2013	6.450%	12/20/2012	BOA	37.109%	10,000	(5,033)	0	(5,033)
General Motors Corp. 7.125% due 07/15/2013	8.300%	03/20/2013	CITI	36.581%	10,000	(4,724)	0	(4,724)
General Motors Corp. 7.125% due 07/15/2013	9.100%	03/20/2013	CITI	36.581%	10,000	(4,587)	0	(4,587)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	CITI	36.081%	40,000	(21,186)	(7,450)	(13,736)
General Motors Corp. 7.125% due 07/15/2013	4.600%	12/20/2012	CITI	37.109%	6,400	(3,420)	0	(3,420)
General Motors Corp. 7.125% due 07/15/2013	4.630%	12/20/2012	CITI	37.109%	7,700	(4,111)	0	(4,111)
General Motors Corp. 7.125% due 07/15/2013	4.950%	12/20/2012	CITI	37.109%	15,000	(7,927)	0	(7,927)
General Motors Corp. 7.125% due 07/15/2013	5.250%	12/20/2012	CITI	37.109%	10,000	(5,235)	0	(5,235)
General Motors Corp. 7.125% due 07/15/2013	5.450%	12/20/2012	CITI	37.109%	10,000	(5,201)	0	(5,201)
General Motors Corp. 7.125% due 07/15/2013	5.900%	12/20/2012	CITI	37.109%	25,000	(12,814)	0	(12,814)
General Motors Corp. 7.125% due 07/15/2013	5.000%	03/20/2013	CSFB	36.581%	5,000	(2,643)	(1,050)	(1,593)
General Motors Corp. 7.125% due 07/15/2013	5.000%	03/20/2013	DUB	36.581%	30,000	(15,860)	(6,375)	(9,485)
General Motors Corp. 7.125% due 07/15/2013	8.450%	03/20/2013	DUB	36.581%	25,000	(11,745)	0	(11,745)
General Motors Corp. 7.125% due 07/15/2013	9.100%	03/20/2013	DUB	36.581%	10,000	(4,587)	0	(4,587)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	DUB	36.081%	36,700	(19,438)	(6,348)	(13,090)
General Motors Corp. 7.125% due 07/15/2013	4.500%	12/20/2012	DUB	37.109%	6,400	(3,430)	0	(3,430)
General Motors Corp. 7.125% due 07/15/2013	4.600%	12/20/2012	DUB	37.109%	14,600	(7,801)	0	(7,801)
General Motors Corp. 7.125% due 07/15/2013	5.010%	12/20/2012	DUB	37.109%	10,000	(5,275)	0	(5,275)
General Motors Corp. 7.125% due 07/15/2013	5.150%	12/20/2012	DUB	37.109%	15,000	(7,877)	0	(7,877)
General Motors Corp. 7.125% due 07/15/2013	5.450%	12/20/2012	DUB	37.109%	25,000	(13,002)	0	(13,002)
General Motors Corp. 7.125% due 07/15/2013	5.500%	12/20/2012	DUB	37.109%	10,000	(5,193)	0	(5,193)
General Motors Corp. 7.125% due 07/15/2013	6.550%	12/20/2012	DUB	37.109%	15,000	(7,525)	0	(7,525)
General Motors Corp. 7.125% due 07/15/2013	6.660%	12/20/2012	DUB	37.109%	10,000	(4,998)	0	(4,998)
General Motors Corp. 7.125% due 07/15/2013	7.700%	03/20/2013	GSC	36.581%	30,000	(14,478)	0	(14,478)
General Motors Corp. 7.125% due 07/15/2013	7.920%	03/20/2013	GSC	36.581%	10,000	(4,788)	0	(4,788)
General Motors Corp. 7.125% due 07/15/2013	9.100%	03/20/2013	GSC	36.581%	4,900	(2,248)	0	(2,248)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	GSC	36.081%	35,000	(18,537)	(6,406)	(12,131)
General Motors Corp. 7.125% due 07/15/2013	4.860%	12/20/2012	GSC	37.109%	15,000	(7,950)	0	(7,950)
General Motors Corp. 7.125% due 07/15/2013	5.000%	12/20/2012	GSC	37.109%	10,000	(5,276)	0	(5,276)
General Motors Corp. 7.125% due 07/15/2013	5.150%	12/20/2012	GSC	37.109%	4,400	(2,311)	0	(2,311)
General Motors Corp. 7.125% due 07/15/2013	5.250%	12/20/2012	GSC	37.109%	20,000	(10,469)	0	(10,469)
General Motors Corp. 7.125% due 07/15/2013	6.450%	12/20/2012	GSC	37.109%	5,000	(2,517)	0	(2,517)
General Motors Corp. 7.125% due 07/15/2013	6.820%	12/20/2012	GSC	37.109%	25,000	(12,429)	0	(12,429)
General Motors Corp. 7.125% due 07/15/2013	4.550%	12/20/2012	JPM	37.109%	7,000	(3,746)	0	(3,746)
General Motors Corp. 7.125% due 07/15/2013	5.150%	12/20/2012	JPM	37.109%	10,000	(5,251)	0	(5,251)
General Motors Corp. 7.125% due 07/15/2013	5.000%	09/20/2013	MLP	35.617%	3,300	(1,752)	(1,238)	(514)
General Motors Corp. 7.125% due 07/15/2013	4.880%	12/20/2012	MLP	37.109%	14,100	(7,468)	0	(7,468)
General Motors Corp. 7.125% due 07/15/2013	6.650%	12/20/2012	MLP	37.109%	9,400	(4,700)	0	(4,700)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	MSC	36.081%	5,000	(2,648)	(912)	(1,736)
General Motors Corp. 7.125% due 07/15/2013	4.630%	12/20/2012	MSC	37.109%	7,600	(4,057)	0	(4,057)
General Motors Corp. 7.125% due 07/15/2013	8.000%	03/20/2013	RBS	36.581%	10,000	(4,775)	0	(4,775)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	RBS	36.081%	5,000	(2,648)	(850)	(1,798)
General Motors Corp. 7.125% due 07/15/2013	5.000%	12/20/2012	RBS	37.109%	10,000	(5,276)	0	(5,276)
General Motors Corp. 7.125% due 07/15/2013	4.900%	12/20/2012	UBS	37.109%	34,900	(18,473)	0	(18,473)
General Motors Corp. 7.125% due 07/15/2013	4.950%	12/20/2012	UBS	37.109%	10,000	(5,285)	0	(5,285)
General Motors Corp. 7.125% due 07/15/2013	5.250%	12/20/2012	UBS	37.109%	10,000	(5,235)	0	(5,235)
GMAC LLC 6.875% due 08/28/2012	5.000%	03/20/2009	CITI	88.715%	7,700	(2,255)	(1,001)	(1,254)
GMAC LLC 6.875% due 08/28/2012	4.000%	09/20/2012	DUB	48.784%	10,000	(5,221)	0	(5,221)
GMAC LLC 6.875% due 08/28/2012	3.600%	09/20/2009	GSC	79.633%	50,000	(21,336)	0	(21,336)
GMAC LLC 6.875% due 08/28/2012	3.950%	09/20/2009	GSC	79.633%	25,000	(10,616)	0	(10,616)
GMAC LLC 6.875% due 08/28/2012	8.700%	03/20/2009	JPM	88.715%	10,000	(2,789)	0	(2,789)
GMAC LLC 6.875% due 08/28/2012	3.750%	09/20/2012	JPM	48.784%	12,000	(6,301)	0	(6,301)
GMAC LLC 6.875% due 08/28/2012	5.000%	06/20/2009	MLP	88.109%	7,800	(3,050)	(488)	(2,562)
GMAC LLC 6.875% due 08/28/2012	5.000%	06/20/2009	MSC	88.109%	2,500	(978)	(244)	(734)
GMAC LLC 6.875% due 08/28/2012	3.600%	09/20/2009	UBS	79.633%	25,000	(10,668)	0	(10,668)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.920%	09/20/2012	BCLY	4.610%	5,000	(583)	0	(583)

Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.830%	09/20/2012	BNP	4.610%	7,000	(836)	0	(836)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.800%	09/20/2012	JPM	4.610%	20,000	(2,409)	0	(2,409)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.850%	09/20/2012	MSC	4.610%	25,000	(2,971)	0	(2,971)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.580%	09/20/2012	RBS	4.610%	10,000	(1,275)	0	(1,275)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.900%	09/20/2012	UBS	4.610%	5,000	(586)	0	(586)
HSBC Finance Corp. 7.000% due 05/15/2012	1.800%	03/20/2010	RBS	4.638%	16,700	(641)	0	(641)
Indonesia Government International Bond 6.750% due 03/10/2014	0.370%	03/20/2009	BCLY	1.074%	4,440	(14)	0	(14)
Indonesia Government International Bond 6.750% due 03/10/2014	0.420%	12/20/2008	DUB	1.074%	17,000	(23)	0	(23)
Indonesia Government International Bond 6.750% due 03/10/2014	0.450%	03/20/2009	MSC	1.074%	14,300	(40)	0	(40)
Indonesia Government International Bond 6.750% due 03/10/2014	1.085%	03/20/2012	RBS	3.177%	24,270	(1,574)	0	(1,574)
Indonesia Government International Bond 6.750% due 03/10/2014	0.450%	06/20/2009	RBS	1.075%	32,000	(140)	0	(140)
Indonesia Government International Bond 6.750% due 03/10/2014	0.390%	12/20/2008	RBS	1.074%	33,000	(48)	0	(48)
Indonesia Government International Bond 6.750% due 03/10/2014	1.310%	12/20/2011	RBS	3.088%	44,300	(2,284)	0	(2,284)
Indonesia Government International Bond 6.750% due 03/10/2014	1.330%	12/20/2011	RBS	3.088%	50,000	(2,549)	0	(2,549)
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.880%	03/20/2013	BNP	1.370%	10,000	(193)	0	(193)
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.930%	03/20/2013	BNP	1.370%	15,000	(259)	0	(259)
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.930%	03/20/2013	BOA	1.370%	10,000	(173)	0	(173)
JPMorgan Chase & Co. 4.750% due 03/01/2015	1.850%	03/20/2013	DUB	1.370%	25,000	491	0	491
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.860%	03/20/2013	MSC	1.370%	19,000	(382)	0	(382)
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.870%	03/20/2013	RBS	1.370%	10,000	(197)	0	(197)
JSC Gazprom 7.800% due 09/27/2010	0.970%	10/20/2012	JPM	4.248%	45,400	(4,921)	0	(4,921)
JSC Gazprom 7.800% due 09/27/2010	1.020%	10/20/2012	JPM	4.248%	45,400	(4,833)	0	(4,833)
JSC Gazprom 8.625% due 04/28/2034	1.000%	11/20/2008	CSFB	3.459%	34,600	10	0	10
JSC Gazprom 8.625% due 04/28/2034	2.170%	02/20/2013	JPM	4.293%	58,600	(4,422)	0	(4,422)
JSC Gazprom 8.625% due 04/28/2034	2.180%	02/20/2013	JPM	4.293%	49,900	(3,747)	0	(3,747)
JSC Gazprom 8.625% due 04/28/2034	1.150%	07/20/2009	JPM	3.585%	25,000	(403)	0	(403)
JSC Gazprom 8.625% due 04/28/2034	1.550%	09/20/2009	JPM	3.615%	50,000	(930)	0	(930)
JSC Gazprom 8.625% due 04/28/2034	1.050%	02/20/2009	MSC	3.501%	15,700	(127)	0	(127)
JSC Gazprom 8.625% due 04/28/2034	2.180%	02/20/2013	MSC	4.293%	29,600	(2,222)	0	(2,222)
JSC Gazprom 8.625% due 04/28/2034	0.950%	11/20/2008	MSC	3.459%	14,700	(32)	0	(32)
JSC Gazprom 8.625% due 04/28/2034	0.870%	11/20/2011	MSC	4.115%	50,000	(4,347)	0	(4,347)
JSC Gazprom 9.625% due 03/01/2013	0.360%	05/20/2009	HSBC	3.689%	18,000	(349)	0	(349)
JSC Gazprom 9.625% due 03/01/2013	0.970%	11/20/2008	HSBC	3.600%	23,800	(2)	0	(2)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.190%	09/20/2009	BCLY	Defaulted	29,200	(24,674)	0	(24,674)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	8.250%	09/20/2009	CITI	Defaulted	12,000	(10,115)	0	(10,115)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	1.000%	09/20/2012	MLP	Defaulted	10,000	(8,448)	0	(8,448)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.300%	09/20/2009	RBS	Defaulted	56,200	(47,489)	0	(47,489)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.700%	09/20/2012	RBS	Defaulted	10,000	(8,448)	0	(8,448)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	0.920%	09/20/2012	BCLY	4.464%	5,000	(564)	0	(564)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	0.880%	09/20/2012	CSFB	4.464%	5,000	(570)	0	(570)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	0.590%	09/20/2012	RBS	4.464%	10,000	(1,234)	0	(1,234)
Mexico Government International Bond 7.500% due 04/08/2033	0.220%	03/20/2009	CSFB	0.043%	2,200	2	0	2
Mexico Government International Bond 7.500% due 04/08/2033	0.180%	05/20/2009	HSBC	0.058%	15,000	22	0	22
Mexico Government International Bond 7.500% due 04/08/2033	0.920%	03/20/2016	JPM	1.668%	6,950	(316)	0	(316)
Morgan Stanley 6.600% due 04/01/2012	2.100%	06/20/2009	BCLY	24.241%	25,000	(3,457)	0	(3,457)
Morgan Stanley 6.600% due 04/01/2012	0.920%	09/20/2012	BCLY	10.551%	5,000	(1,182)	0	(1,182)
Morgan Stanley 6.600% due 04/01/2012	2.150%	06/20/2009	DUB	24.241%	21,200	(2,925)	0	(2,925)
Morgan Stanley 6.600% due 04/01/2012	1.863%	06/20/2010	DUB	17.354%	40,000	(7,819)	0	(7,819)
Morgan Stanley 6.600% due 04/01/2012	0.900%	09/20/2012	GSC	10.551%	5,000	(1,185)	0	(1,185)
Morgan Stanley 6.600% due 04/01/2012	1.850%	06/20/2010	RBS	17.354%	6,100	(1,193)	0	(1,193)
Morgan Stanley 6.600% due 04/01/2012	0.590%	09/20/2012	RBS	10.551%	10,000	(2,446)	0	(2,446)
Panama Government International Bond 8.875% due 09/30/2027	0.260%	12/20/2008	BCLY	0.829%	12,000	(7)	0	(7)
Panama Government International Bond 8.875% due 09/30/2027	1.230%	02/20/2017	BEAR	2.393%	10,000	(738)	0	(738)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	02/20/2009	CSFB	0.844%	500	(1)	0	(1)
Panama Government International Bond 8.875% due 09/30/2027	1.200%	02/20/2017	CSFB	2.393%	14,400	(1,091)	0	(1,091)
Panama Government International Bond 8.875% due 09/30/2027	0.270%	03/20/2009	CSFB	0.848%	8,600	(23)	0	(23)
Panama Government International Bond 8.875% due 09/30/2027	1.170%	04/20/2017	DUB	2.407%	20,000	(1,513)	0	(1,513)
Panama Government International Bond 8.875% due 09/30/2027	0.250%	12/20/2008	DUB	0.829%	9,800	(6)	0	(6)
Panama Government International Bond 8.875% due 09/30/2027	0.760%	01/20/2012	HSBC	1.710%	4,600	(127)	0	(127)

Panama Government International Bond 8.875% due 09/30/2027	0.730%	01/20/2012	JPM	1.710%	12,600	(359)	0	(359)
Panama Government International Bond 8.875% due 09/30/2027	1.250%	01/20/2017	JPM	2.386%	2,800	(197)	0	(197)
Panama Government International Bond 8.875% due 09/30/2027	0.750%	01/20/2012	MSC	1.710%	44,400	(1,237)	0	(1,237)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	0.290%	12/20/2008	BCLY	0.180%	29,000	31	0	31
Pemex Project Funding Master Trust 9.500% due 09/15/2027	0.250%	05/20/2009	HSBC	0.244%	19,000	18	0	18
Peru Government International Bond 8.750% due 11/21/2033	0.330%	12/20/2008	DUB	0.350%	13,000	12	0	12
Peru Government International Bond 8.750% due 11/21/2033	0.310%	03/20/2009	MSC	0.535%	3,500	(3)	0	(3)
Petroleos Mexicanos 9.500% due 09/15/2027	0.760%	07/20/2011	DUB	1.374%	300	(4)	0	(4)
Prudential Financial, Inc. 4.500% due 07/15/2013	2.250%	03/20/2013	GSC	4.360%	10,000	(742)	0	(742)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.750%	09/20/2010	BOA	4.939%	5,000	(10)	0	(10)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.160%	09/20/2010	CSFB	4.939%	3,000	(39)	0	(39)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.170%	09/20/2010	CSFB	4.939%	5,000	(63)	0	(63)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.650%	09/20/2010	CSFB	4.939%	2,000	(8)	0	(8)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.170%	09/20/2010	GSC	4.939%	5,000	(63)	0	(63)
Residential Capital LLC 6.500% due 04/17/2013	1.130%	06/20/2009	MLP	72.158%	25,000	(9,585)	0	(9,585)
Russia Government International Bond 7.500% due 03/31/2030	0.275%	05/20/2009	BCLY	2.330%	17,000	(202)	0	(202)
Russia Government International Bond 7.500% due 03/31/2030	0.800%	03/20/2016	JPM	2.770%	22,400	(2,566)	0	(2,566)
Russia Government International Bond 7.500% due 03/31/2030	0.780%	09/20/2009	JPM	2.395%	50,000	(745)	0	(745)
Russia Government International Bond 7.500% due 03/31/2030	0.780%	03/20/2016	MSC	2.770%	22,400	(2,592)	0	(2,592)
Russia Government International Bond 7.500% due 03/31/2030	0.305%	12/20/2008	MSC	2.248%	43,000	(153)	0	(153)
SLM Corp. 5.125% due 08/27/2012	3.050%	03/20/2009	BCLY	19.698%	25,000	(1,788)	0	(1,788)
SLM Corp. 5.125% due 08/27/2012	4.000%	03/20/2009	BCLY	19.698%	10,000	(671)	0	(671)
SLM Corp. 5.125% due 08/27/2012	5.100%	06/20/2009	BCLY	19.714%	500	(46)	0	(46)
SLM Corp. 5.125% due 08/27/2012	4.600%	03/20/2010	BNP	20.077%	5,000	(884)	0	(884)
SLM Corp. 5.125% due 08/27/2012	4.500%	03/20/2009	BOA	19.698%	10,000	(648)	0	(648)
SLM Corp. 5.125% due 08/27/2012	4.450%	06/20/2009	BOA	19.714%	50,000	(4,853)	0	(4,853)
SLM Corp. 5.125% due 08/27/2012	4.350%	06/20/2010	BOA	20.197%	50,000	(10,150)	0	(10,150)
SLM Corp. 5.125% due 08/27/2012	4.600%	03/20/2009	CITI	19.698%	75,000	(4,827)	0	(4,827)
SLM Corp. 5.125% due 08/27/2012	4.530%	03/20/2010	DUB	20.077%	20,000	(3,551)	0	(3,551)
SLM Corp. 5.125% due 08/27/2012	4.910%	06/20/2009	DUB	19.714%	20,200	(1,898)	0	(1,898)
SLM Corp. 5.125% due 08/27/2012	3.350%	03/20/2009	GSC	19.698%	25,000	(1,754)	0	(1,754)
SLM Corp. 5.125% due 08/27/2012	3.800%	03/20/2009	GSC	19.698%	15,000	(1,021)	0	(1,021)
SLM Corp. 5.125% due 08/27/2012	4.660%	06/20/2010	GSC	20.197%	25,000	(4,973)	0	(4,973)
SLM Corp. 5.125% due 08/27/2012	10.500%	09/20/2009	GSC	19.723%	25,000	(1,824)	0	(1,824)
SLM Corp. 5.125% due 08/27/2012	3.700%	03/20/2009	JPM	19.698%	10,000	(685)	0	(685)
SLM Corp. 5.125% due 08/27/2012	5.000%	03/20/2009	JPM	19.698%	35,000	(2,188)	0	(2,188)
SLM Corp. 5.125% due 08/27/2012	4.550%	03/20/2009	MLP	19.698%	25,000	(1,615)	0	(1,615)
SLM Corp. 5.125% due 08/27/2012	5.250%	03/20/2009	MLP	19.698%	20,000	(1,227)	0	(1,227)
SLM Corp. 5.125% due 08/27/2012	5.600%	03/20/2009	MLP	19.698%	50,000	(2,987)	0	(2,987)
SLM Corp. 5.125% due 08/27/2012	5.000%	06/20/2009	MSC	19.714%	7,000	(654)	0	(654)
SLM Corp. 5.125% due 08/27/2012	4.100%	03/20/2011	RBS	19.651%	10,000	(2,532)	0	(2,532)
SLM Corp. 5.125% due 08/27/2012	5.050%	06/20/2009	RBS	19.714%	5,000	(465)	0	(465)
UBS Warburg LLC 4.549% due 04/18/2012	0.760%	03/20/2013	BNP	2.716%	30	(2)	0	(2)
Ukraine Government International Bond 7.650% due 06/11/2013	0.630%	03/20/2009	BCLY	5.334%	14,600	(313)	0	(313)
Ukraine Government International Bond 7.650% due 06/11/2013	0.710%	12/20/2008	BCLY	5.144%	9,000	(72)	0	(72)
Ukraine Government International Bond 7.650% due 06/11/2013	0.720%	12/20/2008	BCLY	5.144%	800	(6)	0	(6)
Ukraine Government International Bond 7.650% due 06/11/2013	1.500%	01/20/2012	DUB	6.817%	8,000	(1,155)	0	(1,155)
Ukraine Government International Bond 7.650% due 06/11/2013	0.720%	12/20/2008	DUB	5.144%	14,000	(112)	0	(112)
Ukraine Government International Bond 7.650% due 06/11/2013	0.700%	04/20/2009	HSBC	5.404%	47,600	(1,059)	0	(1,059)
Ukraine Government International Bond 7.650% due 06/11/2013	0.520%	05/20/2009	HSBC	5.454%	31,000	(888)	0	(888)
Ukraine Government International Bond 7.650% due 06/11/2013	0.610%	02/20/2009	MSC	5.288%	23,580	(409)	0	(409)
Wachovia Corp. 3.625% due 02/17/2009	1.240%	03/20/2013	DUB	3.670%	10,000	(868)	0	(868)
Wachovia Corp. 3.625% due 02/17/2009	3.000%	03/20/2013	DUB	3.670%	10,000	(232)	0	(232)
Wachovia Corp. 3.625% due 02/17/2009	1.250%	03/20/2013	MSC	3.670%	15,000	(1,296)	0	(1,296)
Wachovia Corp. 3.625% due 02/17/2009	2.500%	03/20/2013	RBS	3.670%	10,000	(413)	0	(413)
Wachovia Corp. 3.625% due 02/17/2009	3.020%	03/20/2013	RBS	3.670%	39,100	(879)	0	(879)
Wells Fargo & Co. 2.995% due 10/28/2015	0.800%	09/20/2009	UBS	1.000%	57,200	(97)	0	(97)
Wells Fargo & Co. 3-Month USD-LIBOR plus 0.200% due 10/28/2015	0.850%	03/20/2013	BOA	1.443%	8,000	(187)	0	(187)
Wells Fargo & Co. 3-Month USD-LIBOR plus 0.200% due 10/28/2015	0.920%	03/20/2013	BOA	1.443%	25,000	(514)	0	(514)

Wells Fargo & Co. 3-Month USD-LIBOR plus 0.200% due 10/28/2015	0.850%	03/20/2013	MSC	1.443%	10,000	(234)	0	(234)
Wells Fargo & Co. 3-Month USD-LIBOR plus 0.200% due 10/28/2015	0.900%	03/20/2013	UBS	1.443%	22,000	(470)	0	(470)

						$(1,189,856)	$(38,347)	$(1,151,509)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-10 Index	(5.000)%	06/20/2013	DUB	$91,600	$8,959	$6,745	$2,214
CDX.HY-10 Index	(5.000)%	06/20/2013	JPM	244,600	23,924	17,935	5,989
CDX.HY-10 Index	(5.000)%	06/20/2013	MLP	369,100	36,102	27,159	8,943
CDX.HY-10 Index	(5.000)%	06/20/2013	MSC	208,600	20,404	15,281	5,123
CDX.HY-10 Index	(5.000)%	06/20/2013	UBS	50,000	4,890	3,781	1,109
CDX.IG-9 10 Year Index	(0.800)%	12/20/2017	GSC	177,500	9,663	6,146	3,517
CDX.IG-9 10 Year Index	(0.800)%	12/20/2017	JPM	175,000	9,527	6,060	3,467
CDX.IG-10 5 Year Index	(1.550)%	06/20/2013	BCLY	824,000	4,553	(7,805)	12,358
CDX.IG-10 5 Year Index	(1.550)%	06/20/2013	CSFB	387,700	2,142	(1,497)	3,639
CDX.IG-10 5 Year Index	(1.550)%	06/20/2013	DUB	2,327,400	12,858	(13,232)	26,090
CDX.IG-10 5 Year Index	(1.550)%	06/20/2013	GSC	538,700	2,976	(7,688)	10,664
CDX.IG-10 5 Year Index	(1.550)%	06/20/2013	MLP	165,400	914	(1,910)	2,824
CDX.IG-10 5 Year Index	(1.550)%	06/20/2013	MSC	3,077,200	17,000	(32,142)	49,142
CDX.IG-10 10 Year Index	(1.500)%	06/20/2018	GSC	125,000	213	2,328	(2,115)
CMBX.NA AAA 4 Index	(0.350)%	02/17/2051	JPM	35,500	3,194	3,224	(30)

					$157,319	$24,385	$132,934

Credit Default Swaps on Credit Indices - Sell Protection(2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AA 06-1 Index	0.320%	07/25/2045	DUB	$25,000	$(10,305)	$(7,375)	$(2,930)
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	CITI	24,266	(1,998)	(2,214)	216
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	DUB	24,266	(1,998)	(2,184)	186
CDX.HY-8 Index 25-35%	1.846%	06/20/2012	CITI	35,500	(3,164)	0	(3,164)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	32,300	(2,554)	0	(2,554)
CDX.HY-8 Index 25-35%	2.179%	06/20/2012	CITI	22,600	(1,760)	0	(1,760)
CDX.HY-8 Index 25-35%	1.833%	06/20/2012	MLP	51,800	(4,639)	0	(4,639)
CDX.HY-8 Index 25-35%	1.847%	06/20/2012	MLP	40,400	(3,599)	0	(3,599)
CDX.HY-8 Index 25-35%	2.070%	06/20/2012	MLP	48,800	(3,980)	0	(3,980)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MLP	31,000	(2,518)	0	(2,518)
CDX.HY-8 Index 25-35%	2.127%	06/20/2012	MLP	25,200	(2,007)	0	(2,007)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MSC	7,600	(617)	0	(617)
CDX.HY-8 Index 25-35%	2.140%	06/20/2012	MSC	65,700	(5,204)	0	(5,204)
CDX.HY-8 Index 25-35%	2.170%	06/20/2012	MSC	23,800	(1,861)	0	(1,861)
CDX.HY-8 Index 35-100%	0.360%	06/20/2012	CITI	103,340	(3,951)	0	(3,951)
CDX.HY-8 Index 35-100%	0.401%	06/20/2012	CITI	130,069	(4,807)	0	(4,807)
CDX.HY-8 Index 35-100%	0.415%	06/20/2012	CITI	99,365	(3,629)	0	(3,629)
CDX.IG-9 5 Year Index 15-30%	0.990%	12/20/2012	DUB	50,000	222	0	222
CDX.IG-9 5 Year Index 15-30%	1.160%	12/20/2012	DUB	100,000	1,112	0	1,112
CDX.IG-9 5 Year Index 15-30%	1.180%	12/20/2012	DUB	30,000	357	0	357
CDX.IG-9 5 Year Index 15-30%	0.830%	12/20/2012	GSC	30,000	(56)	0	(56)
CDX.IG-9 5 Year Index 15-30%	0.940%	12/20/2012	GSC	35,000	86	0	86
CDX.IG-9 5 Year Index 15-30%	0.975%	12/20/2012	GSC	98,800	380	0	380
CDX.IG-9 5 Year Index 15-30%	0.963%	12/20/2012	MSC	102,700	346	0	346
CDX.IG-9 5 Year Index 30-100%	0.530%	12/20/2012	DUB	219,100	983	0	983
CDX.IG-9 5 Year Index 30-100%	0.695%	12/20/2012	DUB	100,000	1,106	0	1,106
CDX.IG-9 5 Year Index 30-100%	0.701%	12/20/2012	DUB	83,200	941	0	941
CDX.IG-9 5 Year Index 30-100%	0.705%	12/20/2012	DUB	10,200	117	0	117

CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	14,400	166	0	166
CDX.IG-9 5 Year Index 30-100%	0.710%	12/20/2012	DUB	28,600	333	0	333
CDX.IG-9 5 Year Index 30-100%	0.770%	12/20/2012	DUB	170,000	2,387	0	2,387
CDX.IG-9 5 Year Index 30-100%	0.780%	12/20/2012	DUB	250,000	3,610	0	3,610
CDX.IG-9 5 Year Index 30-100%	0.695%	12/20/2012	GSC	14,600	161	0	161
CDX.IG-9 5 Year Index 30-100%	0.705%	12/20/2012	GSC	22,700	260	0	260
CDX.IG-9 5 Year Index 30-100%	0.711%	12/20/2012	MSC	400,000	4,681	0	4,681
CDX.IG-9 5 Year Index 30-100%	0.771%	12/20/2012	MSC	190,000	2,678	0	2,678
CDX.IG-9 10 Year Index 30-100%	0.508%	12/20/2017	GSC	250,000	(595)	0	(595)
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	64,300	46	0	46
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	113,500	147	0	147
CDX.IG-9 10 Year Index 30-100%	0.510%	12/20/2017	JPM	250,000	(547)	0	(547)
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	135,800	150	0	150
CDX.IG-10 5 Year Index	1.550%	06/20/2013	GSC	40,900	(226)	(374)	148
CDX.IG-10 5 Year Index 30-100%	0.530%	06/20/2013	DUB	137,000	609	0	609
CDX.IG-10 5 Year Index 30-100%	0.463%	06/20/2013	GSC	169,600	250	0	250
CDX.IG-10 5 Year Index 30-100%	0.461%	06/20/2013	MLP	250,000	355	0	355
CMBX.NA AAA 3 Index	0.080%	12/13/2049	CSFB	15,000	(1,562)	(2,248)	686
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	85,800	(8,937)	(14,519)	5,582
CMBX.NA AAA 4 Index	0.350%	02/17/2051	MSC	35,500	(3,203)	(3,200)	(3)

					$(52,234)	$(32,114)	$(20,120)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. An implied credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	485,600	$(8,896)	$0	$(8,896)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		148,200	(2,595)	0	(2,595)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MSC		170,000	(2,977)	0	(2,977)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		126,400	(2,164)	0	(2,164)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		282,200	(1,938)	(505)	(1,433)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		282,400	(1,914)	(410)	(1,504)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		427,800	(1,131)	441	(1,572)
Pay	1-Year BRL-CDI	12.860%	01/04/2010	GSC		7,100	(12)	15	(27)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		203,900	(128)	177	(305)
Pay	1-Year BRL-CDI	14.370%	01/04/2010	MLP		193,200	3,183	0	3,183
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		159,000	(6,843)	(2,885)	(3,958)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		8,300	44	55	(11)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		47,500	253	175	78
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	BCLY	AUD	764,000	3,122	708	2,414

Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	CITI		1,528,000	6,243	1,556	4,687
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	DUB		764,000	3,122	900	2,222
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS		210,700	2,316	(586)	2,902
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		227,000	1,565	774	791
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$1,314,000	8,876	(3,528)	12,404
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		1,930,100	13,037	(4,526)	17,563
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		122,600	317	143	174
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	CITI		189,100	489	217	272
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		155,800	1,677	1,752	(75)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		6,717,080	72,304	45,586	26,718
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		3,080,600	33,160	36,486	(3,326)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		1,336,600	14,387	5,919	8,468
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		4,053,330	43,631	13,103	30,528
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		2,590,500	27,885	16,430	11,455
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		4,200	(159)	(134)	(25)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		638,200	(24,283)	(25,155)	872
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		69,900	(2,659)	(2,755)	96
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		111,400	(4,239)	(4,267)	28
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		4,600	(175)	(217)	42
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		210,000	(7,990)	(12,096)	4,106
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		800	(29)	(16)	(13)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		560,600	(20,384)	7,691	(28,075)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		55,000	(1,999)	(3,272)	1,273
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	JPM		207,900	(7,559)	121	(7,680)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		117,900	(4,287)	(1,179)	(3,108)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		348,100	(12,656)	3,818	(16,474)
Pay	3-Month USD-LIBOR	21.000%	06/20/2037	RBS		160,000	5,904	449	5,455
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		1,210,000	(53,936)	35,228	(89,164)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		667,600	(29,759)	12,638	(42,397)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		74,000	(3,299)	582	(3,881)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		50,700	(2,260)	1,724	(3,984)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		325,100	(14,492)	9,265	(23,757)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		220,810	(9,843)	5,421	(15,264)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		738,320	(32,911)	16,277	(49,188)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	JPM	AUD	242,000	4,814	1,144	3,670
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS		1,084,200	21,568	3,681	17,887
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	DUB		201,100	4,117	1,429	2,688
Receive	6-Month AUD Bank Bill	6.500%	03/20/2018	DUB		276,000	(2,026)	(1,922)	(104)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	257,200	(1,593)	(3,876)	2,283
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	752,700	(1,419)	2,420	(3,839)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		417,800	(787)	1,466	(2,253)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		2,418,300	(3,314)	16,402	(19,716)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		385,600	(529)	3,102	(3,631)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		971,000	(15,101)	(22,582)	7,481
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100,500	(1,563)	(2,378)	815
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		863,700	(13,433)	(19,715)	6,282
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	HSBC		387,000	(6,019)	(9,807)	3,788
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	RBS		396,000	(6,158)	(7,500)	1,342
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		2,493,700	4,508	(8,799)	13,307
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	MSC		2,500,000	4,519	(5,619)	10,138
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		626,300	1,133	(1,809)	2,942
Pay	6-Month GBP-LIBOR	5.000%	09/18/2009	GSC		1,675,000	(15,969)	(20,323)	4,354
Pay	6-Month GBP-LIBOR	6.000%	09/18/2009	MSC		500,000	3,786	3,038	748
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	HSBC		325,000	(5,939)	(309)	(5,630)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	MLP		154,700	(2,827)	(130)	(2,697)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	UBS		250,000	(4,569)	(192)	(4,377)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		188,200	2,237	(1,961)	4,198
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	GSC		300,000	5,086	4,594	492
Pay	6-Month GBP-LIBOR	5.000%	06/16/2011	BCLY		1,930	(25)	17	(42)

Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBC		19,200	(87)	(36)	(51)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		23,300	(318)	209	(527)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		162,900	(2,219)	1,649	(3,868)
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	CSFB		80,000	1,175	(91)	1,266
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		100,300	1,473	(57)	1,530
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	MSC		70,000	1,028	0	1,028
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		92,900	2,305	418	1,887
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		54,200	1,345	124	1,221
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		258,300	38,261	37,149	1,112
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		214,800	31,818	35,223	(3,405)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		359,300	53,222	52,415	807
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		166,100	(45,213)	(22,805)	(22,408)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		41,900	(11,406)	(5,407)	(5,999)
Receive	6-Month GBP-LIBOR	4.000%	06/15/2037	GSC		25,000	(699)	(164)	(535)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		24,000	(3,406)	1,062	(4,468)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2038	GSC		36,100	(5,394)	(2,089)	(3,305)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$302,100	7,255	20,660	(13,405)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		362,800	(8,541)	1,638	(10,179)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	65,400	(535)	(1)	(534)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY		50,700	(402)	(69)	(333)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		58,500	(269)	0	(269)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		105,800	(4,170)	78	(4,248)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		266,400	(10,613)	46	(10,659)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		74,030	(3,055)	0	(3,055)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		75,400	(3,155)	0	(3,155)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		74,100	(3,175)	0	(3,175)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		34,200	(1,395)	0	(1,395)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		21,200	(898)	9	(907)
Pay	USSP Semi 2-Year Index	0.780%	01/05/2009	MSC		$500,000	(5,997)	0	(5,997)
Pay	USSP Semi 2-Year Index	0.690%	01/08/2009	BNP		535,700	(5,901)	0	(5,901)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		432,000	(4,384)	183	(4,567)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		85,900	(870)	19	(889)
Receive	USSP Semi 10-Year Index	0.620%	01/05/2009	MSC		117,000	12	0	12

							$(33,713)	$206,654	$(240,367)

Interest Rate Cap/Floor Swaps

Pay/Receive Floating Rate	Floating Rate Index	Cap/Floor	Cap/Floor Floating Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	10/2-Year EUR ISDA rate spread	Floor	(0.750)%	12/24/2008	JPM	EUR	253,900	$(715)	$(3,698)	$2,983

(m)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$8,437,400	$89,609	$67,632
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	4,654,700	49,803	34,361
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,549,800	37,821	26,205
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	998,800	11,187	7,373
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	6,317,700	60,252	46,637
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,453,600	26,867	26,508
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	13,866,000	126,082	54,725
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	02/02/2009	4,951,600	51,076	20,148
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	2,664,200	28,773	13,509
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	1,570,400	15,096	13,654
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	10,636,900	113,469	78,522
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,102,000	22,229	22,710

							$632,264	$411,984

(n)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	11,089	$6,195	$6,716
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	11,089	6,267	14,265

				$12,462	$20,981

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$2,934,400	$70,906	$64,789
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	564,000	18,104	17,646
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	1,102,500	27,673	22,592
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	706,700	23,092	19,697
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,183,900	39,177	32,998
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	333,600	11,009	9,298
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,105,900	66,212	58,695
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	817,800	27,315	26,286
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	4,587,300	119,758	82,531
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.950%	02/02/2009	2,153,000	54,069	30,921
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	888,200	26,779	17,839
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	683,000	15,094	14,565
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,546,200	115,042	98,839
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	700,800	21,457	22,526

							$635,687	$519,222

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	131,768	$22,801,100	$575,863
Sales	132,544	10,497,400	411,456
Closing Buys	0	(10,991,200)	(103,366)
Expirations	(242,134)	0	(235,804)
Exercised	0	0	0

Balance at 09/30/2008	22,178	$22,307,300	$648,149

(o)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup Mortgage Loan Trust, Inc.	3.277%	05/25/2037	05/16/2007	$23,814	$21,633	0.01%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	236	214	0.00%
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000	7.590%	02/01/2022	10/10/2000	30,669	35,349	0.03%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	0	7	0.00%

				$54,719	$57,203	0.04%

(p)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(6)
Fannie Mae	4.500%	10/01/2023	$76,500	$75,767	$74,564
Fannie Mae	5.500%	10/01/2038	4,657,000	4,669,090	4,638,810
Freddie Mac	5.000%	10/01/2038	300	295	292
Ginnie Mae	5.500%	10/01/2038	900	906	899

U.S. Treasury Bonds	5.000%	05/15/2037	25,000	26,898	28,136
U.S. Treasury Notes	2.125%	01/31/2010	219,300	219,399	220,876
U.S. Treasury Notes	2.125%	04/30/2010	778,100	781,714	789,712
U.S. Treasury Notes	2.375%	08/31/2010	2,007,000	2,025,360	2,028,487
U.S. Treasury Notes	2.750%	02/28/2013	15,300	15,185	15,273
U.S. Treasury Notes	2.875%	01/31/2013	272,700	273,547	275,299
U.S. Treasury Notes	3.125%	11/30/2009	3,620,600	3,666,490	3,707,686
U.S. Treasury Notes	3.250%	12/31/2009	1,295,800	1,315,973	1,329,080
U.S. Treasury Notes	3.500%	12/15/2009	1,000,000	1,016,985	1,030,772
U.S. Treasury Notes	3.500%	02/15/2010	406,800	417,251	417,938
U.S. Treasury Notes	4.250%	08/15/2013	291,700	308,651	311,606
U.S. Treasury Notes	4.250%	11/15/2013	792,600	835,964	855,540

				$15,649,475	$15,724,970

(6)	Market value includes $86,948 of interest payable on short sales.

(q)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	101,428	04/2009	$0	$(500)	$(500)
Buy		HSBC	41,238	04/2009	0	(200)	(200)
Buy		JPM	360,000	04/2009	0	(1,928)	(1,928)
Buy	AUD	MSC	29,323	10/2008	0	(1,211)	(1,211)
Sell		MSC	29,323	10/2008	0	(96)	(96)
Sell		RBS	966	10/2008	36	0	36
Buy		UBS	2,473	10/2008	0	(170)	(170)
Sell	BRL	BNP	116,609	12/2008	2,757	0	2,757
Buy		BOA	54,108	12/2008	0	(871)	(871)
Buy		CITI	13,715	12/2008	0	(46)	(46)
Sell		CITI	77,599	12/2008	2,828	0	2,828
Buy		CSFB	139,481	12/2008	0	(1,760)	(1,760)
Buy		HSBC	744,724	12/2008	0	(13,737)	(13,737)
Sell		HSBC	859,706	12/2008	50,222	0	50,222
Buy		JPM	152,185	12/2008	0	(3,700)	(3,700)
Sell		JPM	387,239	12/2008	24,590	0	24,590
Buy		MLP	90,752	12/2008	0	(697)	(697)
Buy		MSC	169,112	12/2008	0	(1,248)	(1,248)
Sell		MSC	2,910,182	12/2008	135,720	0	135,720
Buy		RBC	270,077	12/2008	0	(6,269)	(6,269)
Buy		RBS	150,000	12/2008	0	(3,769)	(3,769)
Buy		UBS	298,389	12/2008	0	(6,831)	(6,831)
Sell		UBS	1,825,050	12/2008	81,998	0	81,998
Sell		HSBC	185,450	06/2009	5,057	0	5,057
Sell		JPM	108,906	06/2009	2,985	0	2,985
Sell		RBC	270,077	06/2009	6,426	0	6,426
Sell		RBS	150,000	06/2009	3,764	0	3,764
Sell		UBS	100,000	06/2009	2,755	0	2,755
Buy		LEH	180,000	12/2010	0	(3,642)	(3,642)
Sell		LEH	180,000	12/2010	4,639	0	4,639
Buy	CAD	RBC	963	10/2008	0	(10)	(10)
Buy	CHF	CITI	18,069	10/2008	0	(1)	(1)
Sell		CITI	18,069	10/2008	0	(1)	(1)
Sell		UBS	18,069	10/2008	648	0	648
Sell		MSC	12,327	12/2008	127	0	127
Buy	CNY	BCLY	200,889	11/2008	0	(446)	(446)
Buy		BOA	146,151	11/2008	0	(335)	(335)

Buy		DUB	754,981	11/2008	0	(1,718)	(1,718)
Buy		HSBC	161,962	11/2008	0	(370)	(370)
Buy		JPM	762,134	11/2008	0	(1,671)	(1,671)
Buy		UBS	145,986	11/2008	0	(322)	(322)
Buy		BCLY	1,250,095	07/2009	0	(13,295)	(13,295)
Buy		DUB	2,359,485	07/2009	0	(23,832)	(23,832)
Buy		HSBC	1,925,083	07/2009	0	(19,111)	(19,111)
Buy		JPM	1,029,913	07/2009	0	(11,319)	(11,319)
Buy	EUR	BCLY	165,986	10/2008	0	(11,513)	(11,513)
Buy		BOA	30,528	10/2008	0	(1,991)	(1,991)
Buy		CITI	721,076	10/2008	2,840	0	2,840
Sell		CITI	721,076	10/2008	0	(2,348)	(2,348)
Buy		HSBC	45,792	10/2008	0	(2,976)	(2,976)
Buy		JPM	12,211	10/2008	0	(865)	(865)
Buy		MSC	15,264	10/2008	0	(1,057)	(1,057)
Sell		UBS	1,096,719	10/2008	61,154	0	61,154
Buy	GBP	BCLY	20,000	10/2008	0	(1,438)	(1,438)
Buy		BOA	15,075	10/2008	0	(1,055)	(1,055)
Buy		RBS	25,000	10/2008	0	(1,906)	(1,906)
Buy		UBS	188,017	10/2008	0	(14,246)	(14,246)
Sell		UBS	1,714,829	11/2008	59,128	0	59,128
Buy	IDR	DUB	309,000,000	10/2008	193	0	193
Buy		HSBC	392,000,000	10/2008	201	0	201
Buy	INR	BCLY	3,336,112	11/2008	0	(6,953)	(6,953)
Buy		DUB	1,356,749	11/2008	0	(4,531)	(4,531)
Buy		HSBC	3,438,437	11/2008	0	(11,586)	(11,586)
Buy		JPM	6,423,039	11/2008	0	(19,150)	(19,150)
Sell		JPM	2,561,653	11/2008	1,361	0	1,361
Sell	JPY	DUB	7,666,621	10/2008	0	(1,367)	(1,367)
Sell		JPM	3,961,104	10/2008	0	(648)	(648)
Buy	KWD	BCLY	4,708	04/2009	0	(533)	(533)
Buy		HSBC	6,214	04/2009	0	(722)	(722)
Buy	MXN	BCLY	31	11/2008	0	0	0
Sell		BCLY	10,076	11/2008	64	0	64
Buy		HSBC	31	11/2008	0	0	0
Buy		JPM	10,014	11/2008	0	(72)	(72)
Buy	MYR	BCLY	546,745	11/2008	0	(10,626)	(10,626)
Buy		BOA	105,123	11/2008	0	(1,898)	(1,898)
Buy		DUB	104,977	11/2008	0	(1,939)	(1,939)
Buy		HSBC	105,267	11/2008	0	(1,843)	(1,843)
Buy		JPM	93,682	11/2008	0	(1,636)	(1,636)
Buy		JPM	543,048	02/2009	0	(10,697)	(10,697)
Sell	NZD	BCLY	106,557	10/2008	3,305	0	3,305
Buy	PHP	HSBC	3,201,000	11/2008	0	(4,431)	(4,431)
Buy		JPM	3,006,800	11/2008	0	(3,642)	(3,642)
Buy		BCLY	697,950	02/2009	0	(723)	(723)
Buy		DUB	338,500	02/2009	0	(455)	(455)
Buy		HSBC	837,410	02/2009	0	(910)	(910)
Buy		JPM	1,179,290	02/2009	0	(938)	(938)
Buy		MLP	264,900	02/2009	0	(350)	(350)
Buy		MSC	934,000	02/2009	0	(1,058)	(1,058)
Buy		RBS	258,700	02/2009	0	(345)	(345)
Buy		LEH	176,400	12/2010	0	(192)	(192)
Sell		LEH	176,400	12/2010	0	(99)	(99)
Buy	PLN	BCLY	132	11/2008	0	(6)	(6)
Buy		DUB	98	11/2008	0	(6)	(6)
Sell		DUB	1,424	11/2008	58	0	58
Buy		JPM	120	11/2008	0	(6)	(6)
Buy		UBS	1,086	11/2008	0	(42)	(42)

Sell		DUB	1,704	05/2009	66	0	66
Buy		HSBC	1,704	05/2009	0	(55)	(55)
Sell	RUB	BCLY	22,136	11/2008	21	0	21
Buy		DUB	112,495	11/2008	0	(180)	(180)
Sell		HSBC	90,360	11/2008	324	0	324
Buy		DUB	2,416,000	05/2009	0	(8,145)	(8,145)
Sell		DUB	864,570	05/2009	3,281	0	3,281
Buy		JPM	1,687,591	05/2009	0	(5,709)	(5,709)
Sell		JPM	1,354,849	05/2009	5,130	0	5,130
Sell		MLP	1,195,875	05/2009	4,533	0	4,533
Sell		UBS	688,297	05/2009	2,552	0	2,552
Buy	SAR	BCLY	61,710	04/2009	0	(250)	(250)
Buy		HSBC	411,542	04/2009	0	(1,659)	(1,659)
Buy		JPM	411,310	04/2009	0	(1,684)	(1,684)
Buy	SGD	BCLY	114,660	11/2008	0	(3,770)	(3,770)
Sell		BCLY	44,991	11/2008	67	0	67
Buy		BOA	114,000	11/2008	0	(4,426)	(4,426)
Buy		CITI	208,722	11/2008	0	(3,061)	(3,061)
Buy		DUB	120,503	11/2008	0	(4,082)	(4,082)
Buy		HSBC	131,667	11/2008	0	(5,198)	(5,198)
Buy		JPM	251,596	11/2008	0	(4,559)	(4,559)
Sell		JPM	45,000	11/2008	57	0	57
Sell		MSC	45,000	11/2008	57	0	57
Buy		UBS	181,240	11/2008	0	(7,004)	(7,004)
Sell		UBS	45,011	11/2008	53	0	53
Buy	ZAR	HSBC	179,933	12/2008	44	0	44
Sell		HSBC	179,933	12/2008	1,178	0	1,178

					$470,219	$(295,687)	$174,532

(r)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/2008
Investments, at value	$0	$163,943,000	$697,243	$164,640,243
Short Sales, at value	0	(15,653,416)	0	(15,653,416)
Other Financial Instruments++	909,248	(1,443,204)	(34,851)	(568,807)

Total	$909,248	$146,846,380	$662,392	$148,418,020

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$506,523	$602,063	$1,644	$(130)	$(62,585)	$(350,272)	$697,243
Other Financial Instruments++	(21,462)	0	0	0	(10,176)	(3,213)	(34,851)

Total	$485,061	$602,063	$1,644	$(130)	$(72,761)	$(353,485)	$662,392

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer of PIMCO Funds (the “Trust”) have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Code of Ethics—Not applicable for Semiannual reports.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date: December 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date: December 9, 2008

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: December 9, 2008